UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
Not applicable

Item 6. Investments
(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this Item.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable

Item 13.  Exhibits

(
a)(1)
Any
code of ethics
, or amendment thereto, that
is
the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable
.

(a)(2)
   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2020                                                                 THRIVENT MUTUAL FUNDS

                                                                                                By:
/s/ David S. Royal
                                                                                                      David S. Royal
                                                                                                      President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2020                                                                 By:
/s/ David S. Royal
                                                                                                      David S. Royal
                                                                                                      President and Chief Investment Officer (principal executive officer)

Date:  June 26, 2020                                                                 By:
/s/ Gerard V. Vaillancourt
                                                                                                      Gerard V. Vaillancourt
                                                                                                      Treasurer and Principal Accounting Officer (principal financial officer)
Thrivent Mutual Funds
Semiannual Report
Mutual Funds
April 30, 2020
Beginning on January 1, 2021, as permitted by regulations
adopted by the U.S. Securities and Exchange Commission,
paper copies of the Funds’ annual and semiannual sharehold-
er reports will no longer be sent by mail, unless you specifi-
cally request paper copies of the reports. Instead, the reports will be made available on the Funds’ website ( thriventfunds.
com ), and you will be notified by mail each time a report is posted and provided with a website address to access the
report.
If you already elected to receive shareholder reports electron-
ically, you will not be affected by this change and you do not need to take any action.
If you had not elected electronic delivery in the past and
would like to now, how to request it depends on how you
invested in Thrivent Mutual Funds. If you invested through a financial intermediary (such as a broker- dealer or bank), you will need to contact the financial intermediary directly. If you purchased shares through Thrivent, you can enroll in elec-
tronic delivery at thrivent.com/ gopaperless . If you purchased shares directly online, you can enroll at thriventfunds.com .
You also can elect to receive paper copies of all future
shareholder reports free of charge. If you invest directly with a Fund, you can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports.
Your election to receive shareholder reports in paper will
apply to all funds held in your account. If you invest through a financial intermediary, you can contact your financial interme-
diary to request that you continue to receive paper copies of your shareholder reports.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund
6
Thrivent Balanced Income Plus Fund
7
Thrivent Global Stock Fund
8
Thrivent Government Bond Fund
9
Thrivent High Income Municipal Bond Fund
10
Thrivent High Yield Fund
11
Thrivent Income Fund
12
Thrivent International Allocation Fund
13
Thrivent Large Cap Growth Fund
14
Thrivent Large Cap Value Fund
15
Thrivent Limited Maturity Bond Fund
16
Thrivent Low Volatility Equity Fund
17
Thrivent Mid Cap Growth Fund
18
Thrivent Mid Cap Stock Fund
19
Thrivent Mid Cap Value Fund
20
Thrivent Moderate Allocation Fund
21
Thrivent Moderately Aggressive Allocation Fund
22
Thrivent Moderately Conservative Allocation Fund
23
Thrivent Money Market Fund
24
Thrivent Municipal Bond Fund
25
Thrivent Opportunity Income Plus Fund
26
Thrivent Small Cap Growth Fund
27
Thrivent Small Cap Stock Fund
28
Shareholder Expense Example 29
Summary Schedule of Investments/Schedule of
Investments
Thrivent Aggressive Allocation Fund
33
Thrivent Balanced Income Plus Fund
40
Thrivent Global Stock Fund
49
Thrivent Government Bond Fund
54
Thrivent High Income Municipal Bond Fund
59
Thrivent High Yield Fund
65
Thrivent Income Fund
71
Thrivent International Allocation Fund
78
Thrivent Large Cap Growth Fund
84
Thrivent Large Cap Value Fund
86
Thrivent Limited Maturity Bond Fund
89
Thrivent Low Volatility Equity Fund
96
Thrivent Mid Cap Growth Fund
100
Thrivent Mid Cap Stock Fund
102
Thrivent Mid Cap Value Fund
105
Thrivent Moderate Allocation Fund
107
Thrivent Moderately Aggressive Allocation Fund
116
Thrivent Moderately Conservative Allocation Fund
125
Thrivent Money Market Fund
134
Thrivent Municipal Bond Fund
137
Thrivent Opportunity Income Plus Fund
144
Thrivent Small Cap Growth Fund
153
Thrivent Small Cap Stock Fund
156
Statement of Assets and Liabilities 160
Statement of Operations 166
Statement of Changes in Net Assets 172
Notes to Financial Statements 180
Financial Highlights 201
Additional Information 219

2
Dear Shareholder:
2
I hope this letter finds you, your family and your community safe and well. I’ll be honest, it’s difficult to find a topic for a letter such as this during the current pandemic. I recently participated virtually in an event for Thrivent clients in which people were able to submit questions.
One question was particularly illustrative of this trying period.
An individual asked: “How can I think about what’s going on
in the markets when I don’t even know how I’m going to pay
all my bills this month?” There wasn’t a lot that I could say in response to this anonymously submitted question, other than
to offer sympathy and recommend the assistance of a financial professional.
There are no clear comparisons for the COVID-19 pandemic.
When we’ve had discussions among the members of our
investment team, the word that comes up over and over is
“unprecedented.” We’ve never before seen seven million
unemployment claims in a single week. The Federal Reserve
has taken actions that dwarf any of its activities during the
Great Recession of 2008-09. The federal government has
provided fiscal support far greater than at any time in history and is running a correspondingly large fiscal deficit.
And that’s without even mentioning the unprecedented impact
to our daily lives of school closures and stay-at-home orders.
And while there’s no real comparison for these difficult months,
I personally can’t help but think of the attacks of September
11, 2001, and that’s part of my answer to the question of how we can even think about markets during times such as these.
In 2001, prior to joining Thrivent, I was practicing law in
Chicago at a large international law firm. That awful morning,
I happened to be attending board meetings for a large mutual fund complex. Although our meeting was in Chicago, that
particular firm had its primary offices in the World Trade
Center. We quickly adjourned the meeting so the executives
could turn their attention to the safety of their employees in
New York.
I knew there was nothing I could do to help those at Ground
Zero. But, like many of you, I felt a call to do something.
Knowing that markets would be closed for an undetermined
period and financial instruments would be impacted, I threw
myself into legal research and worked most of the night. With so much uncertainty that would affect every one of the firm’s clients, I found it fulfilling to do whatever I could to contribute to the common well-being.
Just as I wasn’t a firefighter or police officer in 2001, I’m not a doctor or medical researcher either. We have several PhDs on our investment team, but none in medical fields. We have more than 85 individuals with advanced degrees or credentials, even a second lawyer, but no MDs. But just as in September of 2001, we as a team, want to do anything and everything we can to
help all of you, and society as a whole, during this pandemic.
For our investment team, that means managing your money
with every bit of care, attention and professionalism that we possibly can.
Another word that’s used a lot these days in the investment
community is “dislocation.” There have been many dislocations in various markets and securities. That’s just a fancy way of saying that lots of things aren’t functioning the way they do in normal times, which will come as a surprise to no one. The actions of the Federal Reserve have helped to stabilize the
markets more quickly than many of us would have expected –
not just the stock market but even more importantly the credit markets and banking system that are the lifeblood of the “real”
economy. But dislocations still abound, and we’re nowhere
near back to normal.
So, as an investment team, we’re doing what we know how to
do. Our 20 stock analysts are doing bottom-up, fundamental
analysis of companies to try to invest in those stocks that
present the best opportunities. Our 17 fixed-income analysts are doing rigorous credit research to seek out bonds that offer good value on a risk-adjusted basis. Our team of 15 quantitative researchers and portfolio managers are using algorithms and
technology to look for trends and opportunities.
By seeking out those stocks and bonds that represent good
values, we’re working to see that capital is allocated efficiently and goes to those companies that can make best use of it. By looking for market dislocations and trying to find opportunities in such dislocations, we’re helping to make such dislocations go away. As we do our jobs every day, I like to think that our investment team is doing what we can to help move us in some small way back towards normalcy.
And while the COVID-19 pandemic and its economic impact
are “unprecedented” and while the markets have certainly
suffered significant “dislocations,” this isn’t the first time we’ve experienced unprecedented economic events and dislocations.
We’ve had wars and pandemics before, and the markets and
the economy can and do recover. The future never looks just
like the past, but our long-term investment view is informed by the past in important ways.
Our senior investment team meets about once a week for a deep dive into the various types of macroeconomic and market data.
We have Thrivent’s own proprietary models that cover a wide
range of subjects. A whole team of experienced professionals is responsible for compiling the material we discuss, searching for the best possible data and analytics and preparing our own analysis.
These discussions are perhaps my favorite part of my job. I
feel blessed to work with such an experienced team. More than half of our more than 100 investment professionals have at
least 20 years of experience in the industry, which means they were working through not just the Great Recession of 2008-09, but also the bursting of the technology bubble in 2000-01 and for many folks much farther back than that. This experience
can bring a valuable perspective in times of heightened
uncertainty.
I personally believe that active asset management is especially important during periods of economic and market turmoil.
The dispersion in the performance of various stocks and bonds

3
can be greater and an experienced manager has the potential
to add significant value through stock selection and credit
analysis, both through the companies the manager chooses to
own and the companies or securities they choose to avoid.
Our investment team is working very hard for you during these difficult times. The vast majority of our work is being done remotely, and I am happy to say that the shift to primarily
remote work has gone more smoothly than I might have
expected. And we are happy to be serving you through the
COVID-19 pandemic in the best way we can.
Once again, on behalf of our entire investment team, we hope this letter finds you, your family and your community safe and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:
4
Even in the midst of the global COVID-19 pandemic, the stock market has responded with remarkable resilience, despite mass unemployment, slumping retail sales and falling corporate
earnings across many sectors.
After an initial bout of market volatility that sent prices down about 30% off of their highs, the stock market staged a strong rebound in April on hopes that the economy would ultimately
make a strong recovery. The S&P 500® nearly returned to its
level of a year earlier by the end of April – down just 1.13%
from its April 2019 closing level. (The S&P 500 is a market-cap-
weighted index that represents the average performance of a
group of 500 large-capitalization stocks.)
However, yields on 10-year U.S. Treasuries fell to their lowest level since the government began offering bonds in 1790,
closing April at just 0.62%. The decline in bond yields was due, in part, to two sizable cuts in the Fed funds rate by the Federal
Reserve, slashing the target range to 0%—0.25%. The rising
demand for bonds by investors seeking a safe haven amidst
the market turbulence also contributed to the yield decline.
Economic Review
Gross domestic product (GDP) growth, which is the broadest
measure of economic output, contracted by 4.8% in the
first quarter of 2020, which officially marked the start of a recession, according to the U.S. Department of Commerce.
As the country went into lockdown to protect against the
COVID-19 virus, unemployment skyrocketed and retail sales
in many areas suffered extreme declines.
Retail sales for April were down 16.4% from the previous month and 21.6% from a year earlier, according to the Department of
Commerce. Motor vehicle sales were down 32.9% from a year
earlier. Gasoline sales were down 42.8% from a year earlier, and clothing sales were down 89.3% from a year earlier.
Food services and drinking places were down 48.7%, and
electronics and appliance stores were down 64.8%. On the
positive side, non-store retailers (primarily online) were up
21.6% from a year earlier, and food and beverage stores were up 12.0%.
After more than 100 consecutive months of job gains, the
unemployment rate surged to Depression-era levels as stores
and businesses shuttered during the lockdown.
About 30 million Americans filed for unemployment during
March and April, as the unemployment rate climbed to 14.7%.
According to the U.S. Bureau of Labor Statistics, that was the highest rate and the largest month-over-month increase in
unemployment since it began tracking employment data in
1948.
Oil prices dropped to the lowest level since 2002, as global travel slowed to a crawl. The dive in oil prices was exacerbated by a hike in production by Saudi Arabia, which has been locked in a price war with Russia. West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, dropped 69.15%
from the end of 2019 to the April close. After closing 2019 at
$61.06 per barrel, prices fell to $18.84 at the end of April.
Market Review
In addition to strong growth of the S&P 500, the Nasdaq also posted a solid gain of 9.81% for the 12-month period ended
April 30. (The Nasdaq– National Association of Securities
Dealers Automated Quotations – is an electronic stock
exchange with more than 3,300 company listings.)
While the S&P 500 was up slightly over the past 12 months, it was down 9.85% through the first four months of 2020. Ten
of the 11 sectors of the S&P 500 were down through the first four months of 2020, with Information Technology as the only sector in positive territory, up 0.22%. Other leading sectors included Health Care, down 1.63%, Consumer Discretionary,
down 2.71%, and Communications Services, down 5.48%.
In the international markets, the MSCI EAFE Index, which
measures performance of developed-economy stocks in
Europe, Asia and Australia, was down 11.34% over the past 12 months.
The bond market has been solid the past year as investors
bought up bonds in response to the stock market volatility.
The Bloomberg Barclays U.S. Aggregate Bond Index, which
tracks a broad range of investment-grade bonds, was up
10.84% over the past 12 months, and up 4.67% through the
first four months of 2020.
Corporate earnings have suffered in 2020 due to the pandemic lockdown. The S&P 500 12-month forward corporate earnings
projection was $145.22 at the close of April this year, well below its level of $174.43 a year earlier.
Our Outlook
As society and governments deal with this public health
crisis, we expect markets to remain volatile. However, we are encouraged that the credit markets have stabilized. Historically credit markets recover first, and early opportunistic investors in those markets have been rewarded.
Although credit markets have moved materially from their
lows (low prices/high yields), we believe there is still long-term value in this area, particularly corporate and municipal bonds.
We believe stocks may remain volatile, although the market has shown resilience in recent weeks. Once the economy stabilizes with the help of immense government support, the earnings
picture will become more clear. With interest rates expected to remain low for the foreseeable future, valuation metrics may begin to look more encouraging for long-term investors.
While earnings for the full year are expected to be well below previous years due to the lockdown, if the country is able to open up businesses effectively while managing public health
risks, those earnings may begin to recover in the second half of the year.

5
During these difficult times, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

6
Thrivent Aggressive Allocation Fund
David S. Royal,  Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflict of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 39.6%
International 20.5%
Short-Term Investments 11.5%
Small Cap 11.4%
Mid Cap 5.8%
Investment Grade Debt 5.4%
Multi-Cap 5.4%
High Yield 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class
S 8.3%
Thrivent International Allocation Fund,
Class S 8.0%
Thrivent Core Low Volatility Equity Fund 6.1%
Thrivent Mid Cap Stock Fund, Class S 5.1%
Thrivent Large Cap Value Fund, Class S 4.6%
Thrivent Core International Equity Fund 3.6%
Thrivent Global Stock Fund, Class S 2.6%
Thrivent Small Cap Stock Fund, Class S 2.1%
U.S. Treasury Notes 1.5%
Thrivent Core Emerging Markets Equity
Fund 0.9%
These securities represent 42.8% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

7
Thrivent Balanced Income Plus Fund
Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, and David R. Spangler, CFA,  Portfolio
Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflict of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 44.0%
Long-Term Fixed Income 25.5%
Bank Loans 15.2%
Registered Investment
Companies 7.9%
Short-Term Investments 5.9%
Preferred Stock 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.1%
Microsoft Corporation 1.4%
Apple, Inc. 1.0%
Amazon.com, Inc. 1.0%
Johnson & Johnson 0.5%
Cisco Systems, Inc. 0.5%
Alphabet, Inc., Class A 0.5%
CenturyLink, Inc., Term Loan 0.5%
Prime Security Services Borrower, LLC,
Term Loan 0.4%
Global Medical Response, Inc., Term
Loan 0.4%
These securities represent 13.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 14.0%
Information Technology 12.2%
Communications Services 9.1%
Consumer Discretionary 8.3%
Affiliated Registered Investment
Companies 7.1%
Health Care 7.0%
Consumer Staples 7.0%
Materials 5.7%
Industrials 5.7%
Collateralized Mortgage
Obligations 4.9%

8
Thrivent Global Stock Fund
Darren M. Bagwell, CFA, Kurt J. Lauber, CFA, Lauri A. Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 86.4%
Short-Term Investments 10.3%
Registered Investments
Companies 3.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 2.7%
Microsoft Corporation 2.7%
iShares Russell Mid Cap ETF 2.0%
Apple, Inc. 1.9%
Alphabet, Inc., Class A 1.4%
Roche Holding AG 1.2%
Novartis AG 1.1%
Visa, Inc. 1.1%
Thrivent Core Emerging Markets Equity
Fund 0.9%
MasterCard, Inc. 0.8%
These securities represent 15.8% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 17.7%
Health Care 14.2%
Financials 13.4%
Industrials 10.6%
Consumer Discretionary 9.5%
Communications Services 6.3%
Real Estate 4.1%
Materials 3.4%
Consumer Staples 3.3%
Energy 2.5%

9
Thrivent Government Bond Fund
Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 8.5%
U.S. Treasury Bonds 8.3%
U.S. Treasury Notes 5.6%
U.S. Treasury Bonds 5.5%
U.S. Treasury Notes 5.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.4%
U.S. Treasury Bonds 4.1%
U.S. Treasury Bonds 4.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.0%
U.S. Treasury Notes 1.9%
These securities represent 49.6% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 45.8%
Mortgage-Backed Securities 25.0%
Collateralized Mortgage
Obligations 13.4%
Commercial Mortgage-Backed
Securities 4.2%
Financials 3.9%
Foreign Government 3.8%
Asset-Backed Securities 2.1%
Energy 0.4%

10
Thrivent High Income Municipal Bond Fund
Janet I. Grangaard, CFA, and Johan Akesson, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, futures contract, market, liquidity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
Texas 13.2%
Illinois 7.8%
Colorado 7.5%
Pennsylvania 6.5%
California 4.5%
Georgia 4.4%
Florida 4.3%
New Jersey 4.0%
Missouri 3.4%
Michigan 3.0%
Investments in securities in these States
represent 58.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Transportation 22.2%
Health Care 20.5%
Education 14.8%
Other Revenue 13.3%
Tax Revenue 6.5%
General Obligation 6.0%
Water & Sewer 4.6%
Housing Finance 4.0%
Industrial Development
Revenue 3.5%
Electric Revenue 3.1%

11
Thrivent High Yield Fund
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible, leveraged loan, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Sprint Corporation 1.2%
Tenet Healthcare Corporation 1.0%
SPDR Bloomberg Barclays High Yield
Bond ETF 1.0%
VRX Escrow Corporation 0.8%
CSC Holdings, LLC 0.8%
CCOH Safari, LLC 0.7%
Level 3 Financing, Inc. 0.7%
Embarq Corporation 0.7%
Cheniere Energy Partners, LP 0.7%
Sprint Corporation 0.7%
These securities represent 8.3% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Non-Cyclical 17.2%
Communications Services 16.9%
Consumer Cyclical 14.1%
Capital Goods 10.8%
Financials 10.3%
Energy 8.2%
Basic Materials 7.1%
Technology 5.8%
Utilities 4.3%
Transportation 1.8%

12
Thrivent Income Fund
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 2.3%
U.S. Treasury Bonds 1.4%
U.S. Treasury Bonds 1.3%
SPDR Bloomberg Barclays High Yield
Bond ETF 0.9%
U.S. Treasury Bonds 0.9%
iShares J.P. Morgan USD Emerging
Markets Bond ETF 0.8%
iShares S&P U.S. Preferred Stock Index
Fund 0.7%
Diamond 1 Finance Corporation 0.6%
U.S. Treasury Bonds 0.6%
Vanguard Short-Term Corporate Bond
ETF 0.6%
These securities represent 10.1% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 25.3%
Consumer Non-Cyclical 12.1%
Utilities 9.5%
Communications Services 8.4%
Energy 8.0%
U.S. Government & Agencies 7.6%
Technology 5.6%
Mortgage-Backed Securities 4.7%
Consumer Cyclical 4.0%
Capital Goods 3.4%

13
Thrivent International Allocation Fund
Noah J. Monsen, CFA, Brian M. Bomgren, CQF, Darren M. Bagwell, CFA, and David Spangler, CFA, Portfolio Co-Managers. A portion of the
Fund is subadvised by Goldman Sachs Asset Management, L.P.
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 90.0%
Short-Term Investments 9.8%
Preferred Stock 0.1%
Long-Term Fixed Income 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 20.7%
United Kingdom 10.0%
Switzerland 9.6%
Canada 6.5%
Germany 5.0%
France 4.7%
Australia 4.6%
Netherlands 4.3%
Sweden 2.8%
China 2.6%
Investments in securities in these countries
represent 70.8% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.6%
Health Care 13.9%
Industrials 11.8%
Information Technology 11.2%
Consumer Discretionary 9.6%
Consumer Staples 7.0%
Real Estate 6.1%
Materials 5.6%
Communications Services 4.4%
Energy 3.4%

14
Thrivent Large Cap Growth Fund
 Lauri A. Brunner, Portfolio Manager
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-
oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 12.7%
Microsoft Corporation 8.9%
Apple, Inc. 7.4%
Alphabet, Inc., Class A 6.7%
Visa, Inc. 4.9%
MasterCard, Inc. 3.8%
Facebook, Inc. 2.8%
ServiceNow, Inc. 2.7%
Home Depot, Inc. 2.6%
NVIDIA Corporation 2.4%
These securities represent 54.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 39.2%
Consumer Discretionary 19.3%
Communications Services 13.1%
Health Care 13.1%
Financials 5.1%
Industrials 4.2%
Real Estate 1.5%
Materials 1.3%
Consumer Staples 1.2%

15
Thrivent Large Cap Value Fund
Kurt J. Lauber, CFA, Portfolio Manager
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 4.6%
Cisco Systems, Inc. 4.6%
Verizon Communications, Inc. 4.3%
Bank of America Corporation 3.6%
Johnson & Johnson 3.3%
Wal-Mart Stores, Inc. 3.1%
Citigroup, Inc. 3.1%
Merck & Company, Inc. 3.0%
Lowe's Companies, Inc. 2.9%
Comcast Corporation 2.7%
These securities represent 35.2% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.8%
Health Care 18.4%
Information Technology 15.9%
Industrials 10.5%
Communications Services 9.0%
Consumer Discretionary 7.0%
Energy 6.6%
Consumer Staples 3.9%
Utilities 2.9%
Materials 2.6%

16
Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, and Cortney L. Swensen, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-
backed securities, collateralized debt obligations, interest rate, credit, market, futures contract, high yield, issuer, investment adviser, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Vanguard Short-Term Corporate Bond
ETF 2.9%
U.S. Treasury Notes 2.7%
U.S. Treasury Bonds 2.2%
U.S. Treasury Notes 2.2%
U.S. Treasury Notes 2.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.5%
U.S. Treasury Notes 1.3%
U.S. Treasury Notes 1.2%
U.S. Treasury Bonds 0.9%
These securities represent 18.9% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Collateralized Mortgage
Obligations 18.0%
Asset-Backed Securities 16.8%
U.S. Government & Agencies 16.5%
Financials 15.5%
Mortgage-Backed Securities 5.9%
Consumer Non-Cyclical 5.5%
Utilities 3.1%
Unaffiliated Registered
Investment Companies 2.9%
Energy 2.7%
Consumer Cyclical 2.6%

17
Thrivent Low Volatility Equity Fund
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.8%
Short-Term Investments 4.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Johnson & Johnson 2.2%
Verizon Communications, Inc. 2.1%
Procter & Gamble Company 1.9%
Roche Holding AG 1.9%
PepsiCo, Inc. 1.9%
McDonald's Corporation 1.8%
NTT DOCOMO, Inc. 1.8%
HKT Trust and HKT, Ltd. 1.7%
Coca-Cola Company 1.6%
DTE Energy Company 1.6%
These securities represent 18.5% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Staples 15.0%
Health Care 12.7%
Financials 11.2%
Real Estate 10.3%
Communications Services 9.5%
Information Technology 9.2%
Industrials 8.7%
Consumer Discretionary 7.3%
Utilities 6.5%
Materials 5.2%

18
Thrivent Mid Cap Growth Fund
David J. Lettenberger, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-
oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
ServiceNow, Inc. 3.0%
Dexcom, Inc. 2.4%
CoStar Group, Inc. 2.4%
Global Payments, Inc. 2.4%
Veeva Systems, Inc. 2.2%
IDEX Corporation 2.1%
Zoetis, Inc. 2.1%
Coupa Software, Inc. 2.0%
Monolithic Power Systems, Inc. 2.0%
United Rentals, Inc. 1.9%
These securities represent 22.5% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 29.5%
Health Care 21.2%
Industrials 13.9%
Consumer Discretionary 13.3%
Financials 6.9%
Real Estate 4.5%
Communications Services 3.8%
Materials 2.2%
Consumer Staples 1.8%
Energy 0.6%

19
Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.7%
Short-Term Investments 3.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Akamai Technologies, Inc. 3.2%
RH 2.9%
NVR, Inc. 2.7%
Nuance Communications, Inc. 2.6%
Etsy, Inc. 2.6%
Teradyne, Inc. 2.4%
Lululemon Athletica, Inc. 2.4%
United Rentals, Inc. 2.3%
Huntington Ingalls Industries, Inc. 2.3%
Assured Guaranty, Ltd. 2.2%
These securities represent 25.6% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 19.0%
Financials 15.1%
Industrials 13.6%
Consumer Discretionary 12.1%
Health Care 9.9%
Real Estate 9.0%
Utilities 6.3%
Communications Services 4.3%
Materials 3.2%
Consumer Staples 2.1%

20
Thrivent Mid Cap Value Fund
Graham Wong, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.9%
Short-Term Investments 1.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Zimmer Biomet Holdings, Inc. 2.9%
Centene Corporation 2.8%
National Instruments Corporation 2.7%
Hartford Financial Services Group, Inc. 2.6%
Berry Plastics Group, Inc. 2.4%
FirstEnergy Corporation 2.3%
Voya Financial, Inc. 2.3%
Wintrust Financial Corporation 2.3%
Mohawk Industries, Inc. 2.3%
Parker-Hannifin Corporation 2.3%
These securities represent 24.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 20.6%
Industrials 13.2%
Information Technology 11.6%
Consumer Discretionary 10.3%
Health Care 8.1%
Materials 7.9%
Real Estate 6.9%
Utilities 6.8%
Consumer Staples 4.6%
Energy 4.4%

21
Thrivent Moderate Allocation Fund
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflict of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 35.9%
Large Cap 27.5%
Short-Term Investments 10.3%
International 10.2%
Mid Cap 4.1%
Multi-Cap 3.3%
High Yield 3.2%
Emerging Markets Debt 2.0%
Small Cap 2.0%
Floating Rate Debt 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class
S 7.4%
Thrivent Large Cap Value Fund, Class S 6.5%
Thrivent Income Fund, Class S 4.8%
Thrivent International Allocation Fund,
Class S 4.2%
Thrivent Core Low Volatility Equity Fund 3.8%
Thrivent Mid Cap Stock Fund, Class S 3.7%
Thrivent Limited Maturity Bond Fund,
Class S 2.5%
Thrivent Core Emerging Markets Debt
Fund 2.3%
Thrivent Global Stock Fund, Class S 1.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.5%
These securities represent 38.5% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

22
Thrivent Moderately Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, investment adviser, conflict of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 36.1%
Investment Grade Debt 21.6%
International 12.1%
Short-Term Investments 10.0%
Mid Cap 6.8%
Small Cap 4.8%
Multi-Cap 4.6%
High Yield 1.9%
Emerging Markets Debt 1.2%
Floating Rate Debt 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class
S 8.5%
Thrivent International Allocation Fund,
Class S 7.1%
Thrivent Large Cap Value Fund, Class S 6.9%
Thrivent Mid Cap Stock Fund, Class S 5.1%
Thrivent Core Low Volatility Equity Fund 5.0%
Thrivent Global Stock Fund, Class S 4.3%
Thrivent Core International Equity Fund 2.5%
Thrivent Income Fund, Class S 2.4%
U.S. Treasury Notes 1.6%
Thrivent Core Emerging Markets Debt
Fund 1.3%
These securities represent 44.7% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

23
Thrivent Moderately Conservative Allocation Fund
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflict of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 51.3%
Large Cap 16.0%
Short-Term Investments 10.8%
International 6.5%
High Yield 4.4%
Mid Cap 3.2%
Emerging Markets Debt 2.9%
Multi-Cap 2.5%
Floating Rate Debt 2.0%
Small Cap 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund, Class S 8.0%
Thrivent Large Cap Value Fund, Class S 6.0%
Thrivent Limited Maturity Bond Fund,
Class S 4.1%
Thrivent Large Cap Growth Fund, Class
S 4.0%
Thrivent International Allocation Fund,
Class S 3.4%
Thrivent Core Emerging Markets Debt
Fund 3.2%
Thrivent Core Low Volatility Equity Fund 2.8%
Thrivent High Yield Fund, Class S 2.3%
U.S. Treasury Notes 2.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.2%
These securities represent 38.2% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

24
Thrivent Money Market Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit risk, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 84.4%
U.S. Treasury Debt 9.9%
U.S. Treasury Repurchase Agreement, if collateralized only
by U.S. Treasuries (including Strips) and cash 5.7%
Total 100.0%
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Portfolio Composition is subject to change.

25
Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, Portfolio Manager
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, high yield, liquidity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
California 10.4%
Texas 9.6%
New York 9.3%
Illinois 7.6%
Colorado 5.1%
Ohio 5.0%
Massachusetts 4.8%
Florida 4.1%
Minnesota 3.0%
Washington 2.9%
Investments in securities in these States
represent 61.8% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Transportation 20.9%
Education 14.6%
Health Care 13.6%
General Obligation 10.9%
Escrowed/Pre-refunded 10.4%
Water & Sewer 9.3%
Tax Revenue 7.8%
Other Revenue 5.4%
Electric Revenue 4.2%
Industrial Development
Revenue 0.9%

26
Thrivent Opportunity Income Plus Fund
Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA, Portfolio
Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-
backed securities, leveraged loan, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflict of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 14.5%
Invesco Senior Loan ETF 3.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.4%
Vanguard Short-Term Corporate Bond
ETF 1.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
These securities represent 30.0% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 16.0%
Affiliated Fixed Income Holdings 14.5%
Financials 9.6%
Collateralized Mortgage
Obligations 9.1%
Communications Services 9.0%
Consumer Non-Cyclical 8.0%
Consumer Cyclical 5.9%
Unaffiliated Registered
Investment Companies 5.6%
Capital Goods 4.9%
Asset-Backed Securities 4.5%

27
Thrivent Small Cap Growth Fund
David J. Lettenberger, CFA,  Portfolio Manager
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-
oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.2%
Short-Term Investments 3.0%
Registered Investment
Companies 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Monolithic Power Systems, Inc. 2.8%
Bandwidth, Inc. 2.5%
LHC Group, Inc. 2.4%
Five9, Inc. 2.4%
Avalara, Inc. 2.2%
Coupa Software, Inc. 2.2%
Catalent, Inc. 2.1%
Planet Fitness, Inc. 1.8%
Ritchie Brothers Auctioneers, Inc. 1.8%
Wingstop, Inc. 1.7%
These securities represent 21.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 30.6%
Health Care 25.3%
Industrials 15.9%
Consumer Discretionary 11.7%
Financials 6.5%
Consumer Staples 2.8%
Real Estate 2.1%
Materials 1.0%
Unaffiliated Registered
Investment Companies 0.8%
Energy 0.4%

28
Thrivent Small Cap Stock Fund
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.6%
Registered Investment
Companies 3.1%
Short-Term Investments 1.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Syneos Health, Inc. 2.2%
Assured Guaranty, Ltd. 2.0%
Louisiana-Pacific Corporation 1.9%
Curtiss-Wright Corporation 1.9%
Ritchie Brothers Auctioneers, Inc. 1.9%
First Interstate BancSystem , Inc. 1.7%
LHC Group, Inc. 1.7%
Altra Industrial Motion Corporation 1.7%
Primoris Services Corporation 1.7%
National Instruments Corporation 1.7%
These securities represent 18.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 21.4%
Industrials 19.9%
Information Technology 16.2%
Health Care 8.9%
Real Estate 6.8%
Materials 6.2%
Consumer Discretionary 6.1%
Consumer Staples 4.4%
Unaffiliated Registered
Investment Companies 3.1%
Utilities 2.8%

29
Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other
Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of
$2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account maintenance fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 11/1/2019
Ending Account Value
4/30/2020
Expenses Paid during
Period 11/1/2019
- 4/30/2020
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $916 $4.54 0.95%
Class S $1,000 $917 $3.75 0.79%
Hypothetical
**
Class A $1,000 $1,020 $4.79 0.95%
Class S $1,000 $1,021 $3.95 0.79%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $921 $4.93 1.03%
Class S $1,000 $923 $3.68 0.77%
Hypothetical
**
Class A $1,000 $1,020 $5.18 1.03%
Class S $1,000 $1,021 $3.87 0.77%
Thrivent Global Stock Fund
Actual
Class A $1,000 $906 $4.83 1.02%
Class S $1,000 $907 $3.14 0.66%
Hypothetical
**
Class A $1,000 $1,020 $5.12 1.02%
Class S $1,000 $1,022 $3.33 0.66%

30
Beginning Account
Value 11/1/2019
Ending Account Value
4/30/2020
Expenses Paid during
Period 11/1/2019
- 4/30/2020
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $1,061 $4.36 0.85%
Class S $1,000 $1,062 $3.84 0.75%
Hypothetical
**
Class A $1,000 $1,021 $4.27 0.85%
Class S $1,000 $1,021 $3.77 0.75%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $892 $2.91 0.62%
Hypothetical
**
Class S $1,000 $1,022 $3.11 0.62%
Thrivent High Yield Fund
Actual
Class A $1,000 $914 $3.81 0.80%
Class S $1,000 $915 $2.53 0.53%
Hypothetical
**
Class A $1,000 $1,021 $4.02 0.80%
Class S $1,000 $1,022 $2.68 0.53%
Thrivent Income Fund
Actual
Class A $1,000 $1,021 $3.80 0.76%
Class S $1,000 $1,023 $2.30 0.46%
Hypothetical
**
Class A $1,000 $1,021 $3.80 0.76%
Class S $1,000 $1,023 $2.30 0.46%
Thrivent International Allocation Fund
Actual
Class A $1,000 $834 $5.47 1.20%
Class S $1,000 $836 $3.64 0.80%
Hypothetical
**
Class A $1,000 $1,019 $6.02 1.20%
Class S $1,000 $1,021 $4.00 0.80%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,097 $5.88 1.13%
Class S $1,000 $1,100 $4.07 0.78%
Hypothetical
**
Class A $1,000 $1,019 $5.66 1.13%
Class S $1,000 $1,021 $3.92 0.78%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $855 $4.16 0.90%
Class S $1,000 $856 $2.51 0.54%
Hypothetical
**
Class A $1,000 $1,020 $4.54 0.90%
Class S $1,000 $1,022 $2.73 0.54%
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $995 $3.01 0.61%
Class S $1,000 $997 $2.17 0.44%
Hypothetical
**
Class A $1,000 $1,022 $3.05 0.61%
Class S $1,000 $1,023 $2.19 0.44%

31
Beginning Account
Value 11/1/2019
Ending Account Value
4/30/2020
Expenses Paid during
Period 11/1/2019
- 4/30/2020
*
Annualized Expense
Ratio
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $919 $4.87 1.02%
Hypothetical
**
Class S $1,000 $1,020 $5.13 1.02%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,00 9 $1.6 6 0.96%
Hypothetical
**
Class S $1,000 $1,0 20 $ 4 . 82 0.96%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $863 $4.81 1.04%
Class S $1,000 $864 $3.55 0.77%
Hypothetical
**
Class A $1,000 $1,020 $5.22 1.04%
Class S $1,000 $1,021 $3.85 0.77%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $ 925 $1. 59 0.96%
Hypothetical
**
Class S $1,000 $1,0 20 $ 4 . 8 2 0.96%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $971 $3.98 0.81%
Class S $1,000 $972 $2.85 0.58%
Hypothetical
**
Class A $1,000 $1,021 $4.08 0.81%
Class S $1,000 $1,022 $2.92 0.58%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $947 $4.05 0.84%
Class S $1,000 $948 $3.09 0.64%
Hypothetical
**
Class A $1,000 $1,021 $4.20 0.84%
Class S $1,000 $1,022 $3.20 0.64%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $988 $4.11 0.83%
Class S $1,000 $990 $2.94 0.59%
Hypothetical
**
Class A $1,000 $1,021 $4.18 0.83%
Class S $1,000 $1,022 $2.99 0.59%
Thrivent Money Market Fund
Actual
Class A $1,000 $1,005 $2.37 0.48%
Class S $1,000 $1,006 $1.97 0.40%
Hypothetical
**
Class A $1,000 $1,022 $2.39 0.48%
Class S $1,000 $1,023 $1.99 0.40%
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $972 $3.63 0.74%
Class S $1,000 $973 $2.66 0.54%
Hypothetical
**

32
Beginning Account
Value 11/1/2019
Ending Account Value
4/30/2020
Expenses Paid during
Period 11/1/2019
- 4/30/2020
*
Annualized Expense
Ratio
Class A $1,000 $1,021 $3.72 0.74%
Class S $1,000 $1,022 $2.72 0.54%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $957 $4.29 0.88%
Class S $1,000 $958 $2.96 0.61%
Hypothetical
**
Class A $1,000 $1,020 $4.43 0.88%
Class S $1,000 $1,022 $3.06 0.61%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,012 $5.34 1.07%
Hypothetical
**
Class S $1,000 $1,020 $5.36 1.07%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $846 $5.24 1.14%
Class S $1,000 $848 $3.79 0.83%
Hypothetical
**
Class A $1,000 $1,019 $5.73 1.14%
Class S $1,000 $1,021 $4.15 0.83%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Mid Cap Growth Fund and Mid Cap Value Fund expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 63/366 to reflect the inception date short period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
33
Shares
Registered Investment
Companies ( 43.5% ) Value
% of Net
Assets
Unaffiliated  (0.9%)
27,064 SPDR S&P 500 ETF Trust $ 7,861,551 0.6%
Other Securities
^
4,045,143 0.3%
Total 11,906,694
Affiliated  (42.6%)
1,499,423 Thrivent Core Emerging Markets
Equity Fund 12,775,081 0.9%
6,031,233 Thrivent Core International
Equity Fund 47,465,807 3.6%
7,476,236 Thrivent Core Low Volatility
Equity Fund 81,042,399 6.1%
1,627,130 Thrivent Global Stock Fund,
Class S 34,543,972 2.6%
1,450,416 Thrivent High Yield Fund, Class
S 6,106,251 0.5%
485,601 Thrivent Income Fund, Class S 4,652,061 0.3%
12,775,335 Thrivent International Allocation
Fund, Class S 106,546,291 8.0%
8,260,339 Thrivent Large Cap Growth
Fund, Class S 111,018,954 8.3%
3,208,458 Thrivent Large Cap Value Fund,
Class S 61,217,385 4.6%
581,368 Thrivent Limited Maturity Bond
Fund, Class S 7,168,266 0.5%
2,969,214 Thrivent Mid Cap Stock Fund,
Class S 67,638,690 5.1%
1,493,352 Thrivent Small Cap Stock Fund,
Class S 28,418,483 2.1%
Total 568,593,640
Total Registered Investment
Companies (cost
$527,587,527) 580,500,334
Shares Common Stock ( 39.6% ) Value
% of Net
Assets
Communications Services (1.5%)
62,105 Verizon Communications, Inc. 3,567,932 0.3%
Other Securities
^
16,452,667 1.2%
Total 20,020,599
Consumer Discretionary (4.0%)
1,219 Amazon.com, Inc.
a
3,015,806 0.2%
14,605 Burlington Stores, Inc.
a
2,668,187 0.2%
30,828 Five Below, Inc.
a
2,779,452 0.2%
49,458 Planet Fitness, Inc.
a
2,983,801 0.2%
Other Securities
^
41,802,125 3.2%
Total 53,249,371
Consumer Staples (1.3%)
16,706 Casey's General Stores, Inc. 2,529,455 0.2%
23,505 Wal-Mart Stores, Inc. 2,857,033 0.2%
Other Securities
^
12,616,411 0.9%
Total 18,002,899
Shares Common Stock ( 39.6% ) Value
% of Net
Assets
Energy (1.1%)
Other Securities
^
$ 14,195,156 1.1%
Total 14,195,156
Financials (6.0%)
101,857 Assured Guaranty, Ltd. 3,028,209 0.2%
132,902 Bank of America Corporation 3,196,293 0.3%
55,635 Citigroup, Inc. 2,701,636 0.2%
37,677 Raymond James Financial, Inc. 2,483,668 0.2%
Other Securities
^
69,147,007 5.1%
Total 80,556,813
Health Care (6.5%)
12,588 Bio-Techne Corporation 2,832,300 0.2%
63,548 Catalent, Inc.
a
4,394,344 0.3%
36,492 Guardant Health, Inc.
a,b
2,808,424 0.2%
28,047 Johnson & Johnson 4,208,172 0.3%
37,440 LHC Group, Inc.
a
4,866,826 0.4%
29,669 Medtronic plc 2,896,584 0.2%
33,408 Merck & Company, Inc. 2,650,591 0.2%
18,065 Veeva Systems, Inc.
a
3,446,802 0.3%
Other Securities
^
58,490,108 4.4%
Total 86,594,151
Industrials (6.0%)
111,463 Altra Industrial Motion
Corporation 3,110,932 0.2%
27,018 Curtiss-Wright Corporation 2,800,416 0.2%
18,931 IDEX Corporation 2,908,370 0.2%
32,200 Lincoln Electric Holdings, Inc.
b
2,592,422 0.2%
73,161 Ritchie Brothers Auctioneers,
Inc. 3,152,507 0.2%
21,588 United Rentals, Inc.
a
2,774,058 0.2%
Other Securities
^
62,199,394 4.8%
Total 79,538,099
Information Technology (8.7%)
28,038 Amphenol Corporation 2,474,634 0.2%
17,259 Apple, Inc. 5,070,694 0.4%
105,384 Cisco Systems, Inc. 4,466,174 0.3%
20,913 Coupa Software, Inc.
a
3,682,570 0.3%
45,470 Dolby Laboratories, Inc. 2,729,564 0.2%
41,814 Microsoft Corporation 7,493,487 0.6%
27,178 Monolithic Power Systems, Inc. 5,433,154 0.4%
8,599 ServiceNow, Inc.
a
3,022,892 0.2%
Other Securities
^
81,673,020 6.1%
Total 116,046,189
Materials (1.5%)
129,062 Louisiana-Pacific Corporation 2,581,240 0.2%
Other Securities
^
16,833,829 1.3%
Total 19,415,069
Real Estate (2.2%)
Other Securities
^
29,563,300 2.2%
Total 29,563,300

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
34
Shares Common Stock ( 39.6% ) Value
% of Net
Assets
Utilities (0.8%)
Other Securities
^
$ 10,681,774 0.8%
Total 10,681,774
Total Common Stock
(cost $508,080,042)
527,863,420
Principal
Amount Long-Term Fixed Income ( 5.1% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (<0.1%)
Other Securities
^
99,363 <0.1%
Total 99,363
Mortgage-Backed Securities (2.2%)
Federal National Mortgage
Association
$ 2,983,521 3.500%, 2/1/2049 3,150,136 0.2%
2,318,874 3.500% - 4.500%,
5/1/2048 - 8/1/2049 2,469,630 0.2%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
4,681,000 2.000%, 6/1/2034
c
4,821,064 0.4%
3,480,000 2.500%, 6/1/2034
c
3,634,833 0.3%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
3,025,000 2.500%, 5/1/2050
c
3,149,899 0.2%
2,775,000 2.500%, 7/1/2049
c
2,884,871 0.2%
4,003,905 3.000% - 4.000%,
7/1/2048 - 6/1/2049
c
4,244,138 0.4%
Other Securities
^
4,853,305 0.3%
Total 29,207,876
U.S. Government & Agencies (2.9%)
U.S. Treasury Bonds
4,500,000 2.875%, 5/15/2028 5,309,473 0.4%
2,291,000 2.500%, 5/15/2046 2,907,959 0.2%
1,680,000 2.250% - 5.250%,
11/15/2027
- 11/15/2028 1,941,033 0.1%
U.S. Treasury Notes
17,570,000 2.500%, 2/28/2026 19,631,043 1.5%
7,780,000 1.125% - 2.750%,
11/30/2020 - 1/31/2026 8,211,370 0.7%
Total 38,000,878
Total Long-Term Fixed Income
(cost $62,565,214) 67,308,117
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
% of Net
Assets
26,934,926 Thrivent Cash Management
Trust 26,934,926 2.0%
Total Collateral Held for
Securities Loaned
(cost $26,934,926) 26,934,926
Shares or
Principal
Amount
Short-Term Investments
( 13.0% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
9,400,000 1.045%, 5/12/2020
d,e
$ 9,399,741 0.7%
7,900,000 0.500%, 5/13/2020
d,e
7,899,763 0.6%
3,100,000 0.461%, 5/19/2020
d,e
3,099,861 0.2%
4,200,000 0.150%, 5/20/2020
d,e
4,199,801 0.3%
10,600,000 0.172%, 6/9/2020
d,e
10,598,852 0.8%
3,000,000 0.530%, 6/12/2020
d,e
2,999,650 0.2%
5,900,000 0.150%, 6/23/2020
d,e
5,899,131 0.4%
9,300,000 0.005% - 0.900%,
5/7/2020 - 8/4/2020
d,e
9,298,375 0.8%
Thrivent Core Short-Term
Reserve Fund
11,998,191 1.450% 119,981,916 9.0%
Total Short-Term Investments
(cost $173,253,449) 173,377,090
Total Investments (cost
$1,298,421,158) 103.2% $1,375,983,887
Other Assets and Liabilities,
Net (3.2%) (42,725,689)
Total Net Assets 100.0% $1,333,258,198
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of
April 30, 2020:
Securities Lending Transactions
Common Stock $ 25,530,491
Total lending $25,530,491
Gross amount payable upon return of
collateral for securities loaned $26,934,926
Net amounts due to counterparty $1,404,435
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
35
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 206,849,430
Gross unrealized depreciation (129,124,953)
Net unrealized appreciation (depreciation) $ 77,724,477
Cost for federal income tax purposes $ 1,307,602,070
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,020,599 19,651,560 369,039 –
Consumer Discretionary 53,249,371 52,713,020 536,351 –
Consumer Staples 18,002,899 17,503,403 499,496 –
Energy 14,195,156 13,946,142 249,014 –
Financials 80,556,813 78,143,639 2,413,174 –
Health Care 86,594,151 85,285,922 1,308,229 –
Industrials 79,538,099 78,259,304 1,278,795 –
Information Technology 116,046,189 114,287,051 1,759,138 –
Materials 19,415,069 18,444,642 970,426 1
Real Estate 29,563,300 29,027,073 536,227 –
Utilities 10,681,774 10,547,294 134,480 –
Registered Investment Companies
Unaffiliated 11,906,694 11,906,694 – –
Affiliated 427,310,353 427,310,353 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 99,363 – 99,363 –
Mortgage-Backed Securities 29,207,876 – 29,207,876 –
U.S. Government & Agencies 38,000,878 – 38,000,878 –
Short-Term Investments 53,395,174 – 53,395,174 –
Subtotal Investments in Securities $1,087,783,758 $957,026,097 $130,757,660 $1
Other Investments  * Total
Affiliated Short-Term Investments 119,981,916
Affiliated Registered Investment Companies 141,283,287
Collateral Held for Securities Loaned 26,934,926
Subtotal Other Investments $288,200,129
Total Investments at Value $1,375,983,887
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 34,869,784 34,869,784 – –
Total Return Swaps 4,349 – – 4,349
Total Asset Derivatives $34,874,133 $34,869,784 $– $4,349
Liability Derivatives
Futures Contracts 25,531,473 25,531,473 – –
Total Liability Derivatives $25,531,473 $25,531,473 $– $–

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
36
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Reference Description:
EMU
-
European Economic and Monetary Union
MSCI
-
Morgan Stanley Capital International
GSCO
-
Goldman Sachs & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $49,495,283 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 68 June 2020 $ 9,430,524 $ 25,726
CBOT 2-Yr. U.S. Treasury Note 32 June 2020 6,926,348 127,402
CBOT U.S. Long Bond 6 June 2020 985,004 101,184
CME E-mini S&P 500 Index 1,692 June 2020 221,328,633 24,214,407
CME Euro Foreign Exchange Currency 116 June 2020 16,235,899 (340,999)
CME Ultra Long Term U.S. Treasury Bond 28 June 2020 5,550,437 743,438
Eurex Euro STOXX 50 Index 519 June 2020 13,471,712 2,896,867
ICE mini MSCI EAFE Index 288 June 2020 21,357,089 2,234,431
ICE US mini MSCI Emerging Markets Index 1,725 June 2020 73,607,546 4,526,329
Total Futures Long Contracts $ 368,893,192 $ 34,528,785
CBOT 5-Yr. U.S. Treasury Note (140) June 2020 ( $ 17,407,909) ( $ 159,904)
CME E-mini NASDAQ 100 Index (89) June 2020 (12,538,101) (3,461,429)
CME E-mini Russell 2000 Index (899) June 2020 (53,068,973) (5,667,192)
CME E-mini S&P Mid-Cap 400 Index (901) June 2020 (132,235,646) (15,645,484)
Ultra 10-Yr. U.S. Treasury Note (28) June 2020 (4,140,410) (256,465)
Total Futures Short Contracts ( $ 219,391,039) ($25,190,474)
Total Futures Contracts $ 149,502,153 $9,338,311
The following table presents Aggressive Allocation Fund's total rate of return swap contracts held as of April 30, 2020.
Total Rate of Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
MSCI Emu Total
Return Swap , 0.167%,
Quarterly
(*)
Libor 1 week +
20 bps
Total Return GSCO 6/25/2020 $ 117,580 $ 3,459 $ – $ 3,459
MSCI USA Minimum
Volatility Total Return
Swap , 0.160%,
Quarterly
(*)
Total Return Libor 1
month - 50
bps
GSCO 6/25/2020 (127,231) 890 – 890
Total Rate of Return Swaps $ 4,349 $ – $4,349
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable.
Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to
Financial Statements.
Counterparty:

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
37
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Aggressive Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 33,872,034
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 4,349
Total Equity Contracts 33,876,383
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 997,750
Total Interest Rate Contracts 997,750
Total Asset Derivatives $34,874,133
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 340,999
Total Foreign Exchange Contracts 340,999
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 24,774,105
Total Equity Contracts 24,774,105
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 416,369
Total Interest Rate Contracts 416,369
Total Liability Derivatives $25,531,473
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 97,394
Total Interest Rate Contracts 97,394
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (12,931,138)
Total Return Swaps Net realized gains/(losses) on Swap agreements (10,175)
Total Equity Contracts (12,941,313)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (606,540)
Total Foreign Exchange Contracts (606,540)
Total ($13,450,459)

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
38
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (582,707)
Total Foreign Exchange Contracts (582,707)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,822,177
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 4,349
Total Equity Contracts 5,826,526
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 575,627
Total Interest Rate Contracts 575,627
Total $5,819,446
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $392,608,143
Futures - Short (241,753,960)
Total Rate of Return Swaps - Long 23,986
Total Rate of Return Swaps - Short (25,326)
Interest Rate Contracts
Futures - Long 14,964,235
Futures - Short (10,634,863)
Foreign Exchange Contracts
Futures - Long 44,555,929
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $— $14,000 $– $12,775 1,499 1.0%
Core International Equity 56,200 2,191 – 47,466 6,031 3.6
Core Low Volatility Equity 58,411 32,016 – 81,042 7,476 6.1
Global Stock, Class S 38,067 4,666 – 34,544 1,627 2.6
High Yield, Class S 6,675 177 – 6,106 1,450 0.5
Income, Class S 4,548 89 – 4,652 486 0.3
International Allocation, Class S 127,470 3,291 – 106,546 12,775 8.0
Large Cap Growth, Class S 100,939 4,931 – 111,019 8,260 8.3
Large Cap Value, Class S 71,503 1,380 – 61,217 3,208 4.6
Limited Maturity Bond, Class S 7,192 86 – 7,168 581 0.5
Mid Cap Stock, Class S 78,273 2,242 – 67,639 2,969 5.1
Small Cap Stock, Class S 33,530 2,878 – 28,418 1,493 2.1
Total Affiliated Registered Investment Companies 582,808 568,592 41.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 165,811 139,385 185,257 119,982 11,998 9.0
Total Affiliated Short-Term Investments 165,811 119,982 9.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,850 81,361 63,276 26,935 26,935 2.0
Total Collateral Held for Securities Loaned 8,850 26,935 2.0
Total Value $757,469 $715,509

Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
39
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(1,225) $– $–
Core International Equity – (10,925) – 2,192
Core Low Volatility Equity Fund – (9,385) 1,835 1,180
Global Stock, Class S – (8,189) 4,016 649
High Yield, Class S – (746) – 177
Income, Class S – 15 21 69
International Allocation, Class S – (24,215) – 3,291
Large Cap Growth, Class S – 5,149 4,931 –
Large Cap Value, Class S – (11,666) – 1,381
Limited Maturity Bond, Class S – (110) – 87
Mid Cap Stock, Class S – (12,876) 1,933 309
Small Cap Stock, Class S – (7,990) 2,720 158
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (73) 116 1 1,333
Total Income/Non Income Cash from Affiliated Investments $10,826
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 48
Total Affiliated Income from Securities Loaned, Net $48
Total $(73) $(82,047) $15,457

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
40
Principal
Amount Bank Loans ( 15.5% ) Value
% of Net
Assets
Basic Materials (0.7%)
Other Securities
^
$ 2,449,917 0.7%
Total 2,449,917
Capital Goods (1.6%)
TransDigm, Inc., Term Loan
$ 1,117,200 2.654%, (LIBOR 1M +
2.250%), 12/9/2025
a,b
975,282 0.3%
Vertiv Group Corporation, Term
Loan
1,060,000 3.993%, (LIBOR 1M +
3.000%), 3/2/2027
a,b,c
993,750 0.3%
Other Securities
^
3,186,922 1.0%
Total 5,155,954
Communications Services (3.7%)
CenturyLink, Inc., Term Loan
1,615,950 2.654%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
1,525,053 0.5%
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000 2.654%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
1,212,300 0.4%
CSC Holdings, LLC, Term Loan
1,206,975 3.314%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,146,843 0.4%
Other Securities
^
8,077,532 2.4%
Total 11,961,728
Consumer Cyclical (2.8%)
1011778 B.C., LLC, Term Loan
1,331,663 2.154%, (LIBOR 1M +
1.750%), 11/19/2026
a,b
1,245,517 0.4%
Golden Nugget, LLC, Term Loan
1,062,029 3.455%, (LIBOR 1M +
2.500%), 10/4/2023
a,b
847,372 0.3%
LCPR Loan Financing, LLC, Term
Loan
1,010,000 5.814%, (LIBOR 1M +
5.000%), 10/25/2026
a,b
987,275 0.3%
Scientific Games International,
Inc., Term Loan
1,638,970 3.521%, (LIBOR 2M +
2.750%), 8/14/2024
a,b
1,350,790 0.4%
Other Securities
^
4,589,594 1.4%
Total 9,020,548
Consumer Non-Cyclical (2.8%)
Bausch Health Americas, Inc.,
Term Loan
845,625 3.718%, (LIBOR 1M +
3.000%), 6/1/2025
a,b
817,085 0.3%
Global Medical Response, Inc.,
Term Loan
1,485,800 4.250%, (LIBOR 1M +
3.250%), 4/28/2022
a,b
1,360,904 0.4%
Principal
Amount Bank Loans ( 15.5% ) Value
% of Net
Assets
Consumer Non-Cyclical (2.8%) - continued
MPH Acquisition Holdings, LLC,
Term Loan
$ 1,300,000 4.200%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
$ 1,193,569 0.4%
Ortho-Clinical Diagnostics SA,
Term Loan
1,202,737 4.266%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
1,065,926 0.3%
Other Securities
^
4,534,946 1.4%
Total 8,972,430
Energy (0.7%)
Radiate Holdco, LLC, Term Loan
1,280,310 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
1,222,491 0.4%
Other Securities
^
1,098,560 0.3%
Total 2,321,051
Financials (1.6%)
Tronox Finance, LLC, Term Loan
1,148,391 3.587%, (LIBOR 3M +
2.750%), 9/22/2024
a,b
1,074,469 0.3%
Other Securities
^
4,076,149 1.3%
Total 5,150,618
Technology (1.2%)
Prime Security Services
Borrower, LLC, Term Loan
1,512,400 4.266%, (LIBOR 1M +
3.250%), 9/23/2026
a,b
1,430,292 0.4%
Rackspace Hosting, Inc., Term
Loan
1,350,025 4.763%, (LIBOR 2M +
3.000%), 11/3/2023
a,b
1,262,138 0.4%
Other Securities
^
1,357,912 0.4%
Total 4,050,342
Transportation (0.1%)
Other Securities
^
205,773 0.1%
Total 205,773
Utilities (0.3%)
Other Securities
^
955,498 0.3%
Total 955,498
Total Bank Loans
(cost $56,690,252) 50,243,859
Shares Common Stock ( 44.9% ) Value
% of Net
Assets
Communications Services (3.0%)
1,285 Alphabet, Inc., Class A
d
1,730,510 0.5%
691 Alphabet, Inc., Class C
d
931,924 0.3%
4,100 Facebook, Inc.
d
839,311 0.3%

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Shares Common Stock ( 44.9% ) Value
% of Net
Assets
Communications Services (3.0%) - continued
22,187 Verizon Communications, Inc. $ 1,274,643 0.4%
Other Securities
^
4,840,159 1.5%
Total 9,616,547
Consumer Discretionary (4.2%)
1,252 Amazon.com, Inc.
d
3,097,448 1.0%
4,786 Home Depot, Inc. 1,052,106 0.3%
8,073 Lowe's Companies, Inc. 845,647 0.3%
Other Securities
^
8,666,292 2.6%
Total 13,661,493
Consumer Staples (2.2%)
8,873 Wal-Mart Stores, Inc. 1,078,513 0.3%
Other Securities
^
6,129,736 1.9%
Total 7,208,249
Energy (1.7%)
Other Securities
^
5,587,047 1.7%
Total 5,587,047
Financials (7.0%)
54,233 Bank of America Corporation 1,304,304 0.4%
20,820 Citigroup, Inc. 1,011,019 0.3%
Other Securities
^
20,424,388 6.3%
Total 22,739,711
Health Care (6.9%)
39,951 GlaxoSmithKline plc 833,477 0.3%
11,797 Johnson & Johnson 1,770,022 0.5%
12,040 Medtronic plc 1,175,465 0.4%
12,385 Merck & Company, Inc. 982,626 0.3%
14,054 Novartis AG 1,199,347 0.4%
13,704 Novo Nordisk AS 874,179 0.3%
3,730 Roche Holding AG 1,291,689 0.4%
Other Securities
^
14,228,340 4.3%
Total 22,355,145
Industrials (5.6%)
8,145 Honeywell International, Inc. 1,155,776 0.4%
Other Securities
^
16,980,376 5.2%
Total 18,136,152
Information Technology (9.5%)
24,280 Advanced Micro Devices, Inc.
d
1,272,029 0.4%
11,367 Apple, Inc. 3,339,625 1.0%
41,192 Cisco Systems, Inc. 1,745,717 0.5%
4,591 MasterCard, Inc. 1,262,387 0.4%
24,549 Microsoft Corporation 4,399,426 1.4%
10,117 Texas Instruments, Inc. 1,174,280 0.4%
5,451 Visa, Inc. 974,203 0.3%
Other Securities
^
16,735,573 5.1%
Total 30,903,240
Shares Common Stock ( 44.9% ) Value
% of Net
Assets
Materials (1.7%)
Other Securities
^
$ 5,468,169 1.7%
Total 5,468,169
Real Estate (2.1%)
Other Securities
^
6,887,519 2.1%
Total 6,887,519
Utilities (1.0%)
Other Securities
^
3,439,558 1.0%
Total 3,439,558
Total Common Stock
(cost $143,990,142) 146,002,830
Principal
Amount
Long-Term Fixed Income
( 26.0% ) Value
% of Net
Assets
Asset-Backed Securities (2.1%)
Other Securities
^
6,910,286 2.1%
Total 6,910,286
Basic Materials (0.5%)
Other Securities
^
1,486,840 0.5%
Total 1,486,840
Capital Goods (1.2%)
Other Securities
^
3,951,476 1.2%
Total 3,951,476
Collateralized Mortgage Obligations (4.9%)
Antler Mortgage Trust
1,100,000 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
e
1,098,318 0.3%
Banc of America Alternative
Loan Trust
232,998 6.000%, 11/25/2035,
Ser. 2005-10, Class 3CB1 205,482 0.1%
Banc of America Mortgage
Securities Trust
264,039 3.985%, 9/25/2035, Ser.
2005-H, Class 3A1
b
226,640 0.1%
57,356 4.096%, 9/25/2035, Ser.
2005-H, Class 2A1
b
48,993 <0.1%
CHL Mortgage Pass-Through
Trust
361,535 6.000%, 11/25/2037,
Ser. 2007-18, Class 1A2 277,488 0.1%
260,521 3.422%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
205,515 0.1%
124,641 3.791%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
113,464 <0.1%
Countrywide Alternative Loan
Trust
280,812 6.500%, 8/25/2036, Ser.
2006-23CB, Class 2A3 149,676 0.1%

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Principal
Amount
Long-Term Fixed Income
( 26.0% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (4.9%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 148,777 3.562%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
$ 127,273 <0.1%
Federal National Mortgage
Association - REMIC
12,621,982 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-73, Class DI
f
759,021 <0.1%
Merrill Lynch Mortgage Investors
Trust
229,563 4.304%, 6/25/2035, Ser.
2005-A5, Class M1
b
113,119 <0.1%
Other Securities
^
12,688,526 4.1%
Total 16,013,515
Commercial Mortgage-Backed Securities
(0.1%)
Federal National Mortgage
Association - ACES
4,487,680 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,f
493,052 0.1%
Total 493,052
Communications Services (2.2%)
GCI Liberty, Inc., Convertible
586,000 1.750%, 9/30/2046
e
807,613 0.3%
Other Securities
^
6,386,629 1.9%
Total 7,194,242
Consumer Cyclical (1.3%)
Other Securities
^
4,210,083 1.3%
Total 4,210,083
Consumer Non-Cyclical (1.9%)
Other Securities
^
6,144,014 1.9%
Total 6,144,014
Energy (1.2%)
Other Securities
^
3,780,722 1.2%
Total 3,780,722
Financials (4.6%)
BAC Capital Trust XIV
84,000 4.000%, (LIBOR 3M +
0.400%), 5/18/2020
b,g
72,787 <0.1%
Bank of America Corporation
64,000 4.200%, 8/26/2024 69,207 <0.1%
252,000 6.250%, 9/5/2024
b,g
262,634 0.1%
150,000 5.125%, 6/20/2024
b,g
147,375 0.1%
129,000 3.864%, 7/23/2024
b
137,626 0.1%
103,000 3.550%, 3/5/2024
b
108,320 0.1%
74,000 3.499%, 5/17/2022
b
75,397 <0.1%
50,000 3.004%, 12/20/2023
b
51,759 <0.1%
32,000 3.458%, 3/15/2025
b
33,799 <0.1%
Principal
Amount
Long-Term Fixed Income
( 26.0% ) Value
% of Net
Assets
Financials (4.6%) - continued
Other Securities
^
$ 13,831,072 4.2%
Total 14,789,976
Mortgage-Backed Securities (3.4%)
Federal National Mortgage
Association
1,228,509 3.500%, 2/1/2049 1,297,115 0.4%
1,296,845 3.500% - 4.500%,
5/1/2048 - 8/1/2049 1,380,475 0.4%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
1,220,000 2.000%, 6/1/2034
h
1,256,505 0.4%
935,000 2.500%, 6/1/2034
h
976,600 0.3%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
933,441 4.000%, 7/1/2048 993,463 0.3%
2,625,000 2.500% - 3.000%,
5/1/2049 - 5/1/2050
h
2,747,827 0.8%
Other Securities
^
2,394,914 0.8%
Total 11,046,899
Technology (1.5%)
Apple, Inc.
162,000 2.400% - 3.450%,
1/13/2023 - 5/6/2024 175,550 <0.1%
Microsoft Corporation
46,000 2.400%, 2/6/2022 47,424 <0.1%
Nuance Communications, Inc.,
Convertible
786,000 1.250%, 4/1/2025 947,130 0.3%
Other Securities
^
3,635,091 1.2%
Total 4,805,195
Transportation (0.3%)
Other Securities
^
1,092,196 0.3%
Total 1,092,196
Utilities (0.8%)
Other Securities
^
2,597,257 0.8%
Total 2,597,257
Total Long-Term Fixed Income
(cost $88,234,156) 84,515,753
Shares
Registered Investment
Companies ( 8.1% ) Value
% of Net
Assets
Unaffiliated  (1.0%)
37,700 Invesco Variable Rate Preferred
ETF
i
879,164 0.3%
Other Securities
^
2,424,329 0.7%
Total 3,303,493

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
p
Shares
Registered Investment
Companies ( 8.1% ) Value
% of Net
Assets
Affiliated  (7.1%)
2,555,366 Thrivent Core Emerging Markets
Debt Fund $ 23,023,843 7.1%
Total 23,023,843
Total Registered Investment
Companies (cost $28,306,310) 26,327,336
Shares Preferred Stock ( 1.5% ) Value
% of Net
Assets
Communications Services (0.2%)
Other Securities
^
620,061 0.2%
Total 620,061
Consumer Discretionary (<0.1%)
Other Securities
^
19,020 <0.1%
Total 19,020
Consumer Staples (0.1%)
Other Securities
^
278,780 0.1%
Total 278,780
Energy (0.1%)
Other Securities
^
354,253 0.1%
Total 354,253
Financials (0.8%)
4,500 Bank of America Corporation,
5.000%
g
112,680 <0.1%
170 Bank of America Corporation,
Convertible, 7.250%
g
235,008 0.1%
Other Securities
^
2,347,454 0.7%
Total 2,695,142
Health Care (0.1%)
Other Securities
^
482,008 0.1%
Total 482,008
Industrials (0.1%)
Other Securities
^
201,313 0.1%
Total 201,313
Real Estate (<0.1%)
Other Securities
^
67,486 <0.1%
Total 67,486
Utilities (0.1%)
Other Securities
^
226,630 0.1%
Total 226,630
Total Preferred Stock
(cost $4,980,102) 4,944,693
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
% of Net
Assets
2,289,597 Thrivent Cash Management
Trust $ 2,289,597 0.7%
Total Collateral Held for
Securities Loaned
(cost $2,289,597) 2,289,597
Shares or
Principal
Amount Short-Term Investments ( 6.0% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
1,646,562 1.450% 16,465,623 5.1%
Other Securities
^
2,999,406 0.9%
Total Short-Term Investments
(cost $19,439,897) 19,465,029
Total Investments (cost
$343,930,456) 102.7% $333,789,097
Other Assets and Liabilities,
Net (2.7%) (8,891,460)
Total Net Assets 100.0% $324,897,637
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d Non-income producing security.
e Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $34,498,348 or 10.6% of total net
assets.
f Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes investments purchased on a when-issued or delayed
delivery basis.
i All or a portion of the security is on loan.

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 335,157
Common Stock 1,822,368
Total lending $2,157,525
Gross amount payable upon return of
collateral for securities loaned $2,289,597
Net amounts due to counterparty $132,072
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $25,258,795
Gross unrealized depreciation (34,169,126)
Net unrealized appreciation (depreciation) ($8,910,331)
Cost for federal income tax purposes $344,472,712

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,449,917 – 2,449,917 –
Capital Goods 5,155,954 – 3,815,592 1,340,362
Communications Services 11,961,728 – 11,448,228 513,500
Consumer Cyclical 9,020,548 – 8,272,129 748,419
Consumer Non-Cyclical 8,972,430 – 8,972,430 –
Energy 2,321,051 – 2,321,051 –
Financials 5,150,618 – 4,631,526 519,092
Technology 4,050,342 – 4,050,342 –
Transportation 205,773 – 205,773 –
Utilities 955,498 – 720,081 235,417
Common Stock
Communications Services 9,616,547 7,839,990 1,776,557 –
Consumer Discretionary 13,661,493 11,188,094 2,473,399 –
Consumer Staples 7,208,249 4,918,384 2,289,865 –
Energy 5,587,047 4,459,160 1,127,887 –
Financials 22,739,711 15,645,865 7,093,846 –
Health Care 22,355,145 16,433,266 5,921,879 –
Industrials 18,136,152 12,343,413 5,792,739 –
Information Technology 30,903,240 27,225,414 3,677,826 –
Materials 5,468,169 3,322,130 2,146,039 –
Real Estate 6,887,519 4,441,995 2,445,524 –
Utilities 3,439,558 2,824,619 614,939 –
Long-Term Fixed Income
Asset-Backed Securities 6,910,286 – 6,910,286 –
Basic Materials 1,486,840 – 1,486,840 –
Capital Goods 3,951,476 – 3,951,476 –
Collateralized Mortgage Obligations 16,013,515 – 16,013,515 –
Commercial Mortgage-Backed Securities 493,052 – 493,052 –
Communications Services 7,194,242 – 7,194,242 –
Consumer Cyclical 4,210,083 – 4,210,083 –
Consumer Non-Cyclical 6,144,014 – 6,144,014 –
Energy 3,780,722 – 3,780,722 –
Financials 14,789,976 – 14,789,976 –
Mortgage-Backed Securities 11,046,899 – 11,046,899 –
Technology 4,805,195 – 4,805,195 –
Transportation 1,092,196 – 1,092,196 –
Utilities 2,597,257 – 2,597,257 –
Preferred Stock
Communications Services 620,061 90,314 529,747 –
Consumer Discretionary 19,020 19,020 – –
Consumer Staples 278,780 278,780 – –
Energy 354,253 354,253 – –
Financials 2,695,142 2,095,142 600,000 –
Health Care 482,008 – 482,008 –
Industrials 201,313 201,313 – –
Real Estate 67,486 67,486 – –
Utilities 226,630 226,630 – –
Registered Investment Companies
Unaffiliated 3,303,493 3,303,493 – –
Short-Term Investments 2,999,406 – 2,999,406 –
Subtotal Investments in Securities $292,010,034 $117,278,761 $171,374,483 $3,356,790
Other Investments  * Total
Affiliated Registered Investment Companies 23,023,843
Affiliated Short-Term Investments 16,465,623
Collateral Held for Securities Loaned 2,289,597
Subtotal Other Investments $41,779,063
Total Investments at Value $333,789,097

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,170,159 2,170,159 – –
Total Asset Derivatives $2,170,159 $2,170,159 $– $–
Liability Derivatives
Futures Contracts 396,875 396,875 – –
Total Liability Derivatives $396,875 $396,875 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $1,899,654 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 34 June 2020 $ 1,878,998 $ 342,392
CME E-mini S&P 500 Index 38 June 2020 4,679,720 834,840
CME E-mini S&P Mid-Cap 400 Index 8 June 2020 975,100 337,940
CME Ultra Long Term U.S. Treasury Bond 12 June 2020 2,378,759 318,616
ICE mini MSCI EAFE Index 45 June 2020 3,349,967 336,208
Total Futures Long Contracts $ 13,262,544 $ 2,169,996
CBOT 10-Yr. U.S. Treasury Note (11) June 2020 ( $ 1,517,605) ( $ 12,082)
CBOT 2-Yr. U.S. Treasury Note (13) June 2020 (2,865,749) 163
CBOT 5-Yr. U.S. Treasury Note (14) June 2020 (1,719,164) (37,617)
CBOT U.S. Long Bond (17) June 2020 (2,895,226) (182,306)
Ultra 10-Yr. U.S. Treasury Note (18) June 2020 (2,661,692) (164,870)
Total Futures Short Contracts ( $ 11,659,436) ($396,712)
Total Futures Contracts $ 1,603,108 $1,773,284
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Balanced Income Plus Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,851,380
Total Equity Contracts 1,851,380
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 318,779
Total Interest Rate Contracts 318,779
Total Asset Derivatives $2,170,159
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 396,875
Total Interest Rate Contracts 396,875
Total Liability Derivatives $396,875

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
If
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Balanced
Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (215,378)
Total Interest Rate Contracts (215,378)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,937,410)
Total Equity Contracts (1,937,410)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (106,466)
Total Foreign Exchange Contracts (106,466)
Total ($2,259,254)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,750,540
Total Equity Contracts 1,750,540
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,542)
Total Interest Rate Contracts (11,542)
Total $1,680,138
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $11,300,013
Futures - Short (1,674,929)
Interest Rate Contracts
Futures - Long 8,416,802
Futures - Short (6,649,916)
Foreign Exchange Contracts
Futures - Long 4,967,356

Balanced Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $26,781 $584 $2,300 $23,024 2,555 7.1%
Total Affiliated Registered Investment Companies 26,781 23,024 7.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 27,165 87,384 98,094 16,466 1,647 5.1
Total Affiliated Short-Term Investments 27,165 16,466 5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,333 28,092 28,135 2,290 2,290 0.7
Total Collateral Held for Securities Loaned 2,333 2,290 0.7
Total Value $56,279 $41,780
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $19 $(2,060) $– $584
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (13) 24 0 204
Total Income/Non Income Cash from Affiliated Investments $788
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $6 $(2,036) $0

Global Stock Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Shares Common Stock ( 86.3% ) Value
% of Net
Assets
Communications Services (6.3%)
16,528 Alphabet, Inc., Class A
a
$ 22,258,258 1.4%
3,222 Alphabet, Inc., Class C
a
4,345,383 0.3%
180,783 Comcast Corporation 6,802,864 0.4%
45,251 Facebook, Inc.
a
9,263,332 0.6%
196,698 Verizon Communications, Inc. 11,300,300 0.7%
Other Securities
^
42,922,504 2.9%
Total 96,892,641
Consumer Discretionary (9.5%)
17,154 Amazon.com, Inc.
a
42,438,996 2.7%
94,109 Aptiv plc 6,545,281 0.4%
182,500 Denso Corporation 6,415,193 0.4%
39,372 Home Depot, Inc. 8,655,147 0.6%
71,619 Lowe's Companies, Inc. 7,502,090 0.5%
Other Securities
^
74,633,927 4.9%
Total 146,190,634
Consumer Staples (3.3%)
105,390 Nestle SA 11,161,858 0.7%
65,592 Wal-Mart Stores, Inc. 7,972,708 0.5%
Other Securities
^
32,051,519 2.1%
Total 51,186,085
Energy (2.5%)
Other Securities
^
38,546,555 2.5%
Total 38,546,555
Financials (13.4%)
52,094 Allianz SE 9,586,971 0.6%
41,685 Baloise Holding AG 6,236,802 0.4%
515,469 Bank of America Corporation 12,397,029 0.8%
162,616 Citigroup, Inc. 7,896,633 0.5%
75,255 Euronext NV
b
6,317,986 0.4%
17,064 Swiss Life Holding AG 6,051,295 0.4%
276,416 Toronto-Dominion Bank 11,549,520 0.8%
Other Securities
^
147,493,363 9.5%
Total 207,529,599
Health Care (14.2%)
14,400 Chugai Pharmaceutical
Company, Ltd. 1,716,505 0.1%
54,742 CSL, Ltd. 10,911,552 0.7%
579,070 GlaxoSmithKline plc 12,080,841 0.8%
12,277 Intuitive Surgical, Inc.
a
6,272,074 0.4%
55,816 Johnson & Johnson 8,374,633 0.5%
66,432 Medtronic plc 6,485,756 0.4%
97,739 Merck & Company, Inc. 7,754,612 0.5%
203,705 Novartis AG 17,383,874 1.1%
197,615 Novo Nordisk AS 12,605,866 0.8%
38,997 Novo Nordisk AS ADR 2,469,680 0.2%
53,643 Roche Holding AG 18,576,430 1.2%
24,464 Vertex Pharmaceuticals, Inc.
a
6,145,357 0.4%
68,271 Zoetis, Inc. 8,828,123 0.6%
Other Securities
^
100,722,159 6.5%
Total 220,327,462
Shares Common Stock ( 86.3% ) Value
% of Net
Assets
Industrials (10.6%)
66,335 Honeywell International, Inc. $ 9,412,936 0.6%
114,116 Legrand SA 7,693,354 0.5%
371,470 RELX plc 8,380,991 0.6%
78,556 Schneider Electric SE
a
7,259,578 0.5%
Other Securities
^
131,619,640 8.4%
Total 164,366,499
Information Technology (17.7%)
17,920 Adobe, Inc.
a
6,337,229 0.4%
98,507 Apple, Inc. 28,941,357 1.9%
23,740 ASML Holding NV 6,934,138 0.5%
152,641 CGI, Inc.
a
9,734,503 0.6%
276,919 Cisco Systems, Inc. 11,735,827 0.8%
308,494 Halma plc 8,110,385 0.5%
46,431 MasterCard, Inc. 12,767,132 0.8%
230,850 Microsoft Corporation 41,370,629 2.7%
27,658 NVIDIA Corporation 8,083,880 0.5%
32,880 ServiceNow, Inc.
a
11,558,635 0.8%
71,672 Texas Instruments, Inc. 8,318,969 0.5%
90,815 Visa, Inc. 16,230,457 1.1%
Other Securities
^
104,343,006 6.6%
Total 274,466,147
Materials (3.4%)
62,216 Koninklijke DSM NV 7,625,342 0.5%
Other Securities
^
44,789,431 2.9%
Total 52,414,773
Real Estate (4.1%)
58,059 PSP Swiss Property AG 6,744,561 0.5%
Other Securities
^
57,213,075 3.6%
Total 63,957,636
Utilities (1.3%)
Other Securities
^
19,292,944 1.3%
Total 19,292,944
Total Common Stock
(cost $1,243,078,615) 1,335,170,975
Shares
Registered Investment
Companies ( 3.3% ) Value
% of Net
Assets
Unaffiliated  (2.4%)
628,028 iShares Russell Mid Cap ETF 30,986,902 2.0%
Other Securities
^
6,531,675 0.4%
Total 37,518,577
Affiliated  (0.9%)
1,499,423 Thrivent Core Emerging Markets
Equity Fund 12,775,080 0.9%
Total 12,775,080
Total Registered Investment
Companies (cost $55,982,068) 50,293,657

Global Stock Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
% of Net
Assets
15,492,890 Thrivent Cash Management
Trust $ 15,492,890 1.0%
Total Collateral Held for
Securities Loaned
(cost $15,492,890) 15,492,890
Shares or
Principal
Amount
Short-Term Investments
( 10.3% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
8,900,000 0.150%, 6/23/2020
c,d
8,898,690 0.6%
7,600,000 0.180%, 8/4/2020
c,d
7,597,593 0.5%
33,100,000 0.005% - 1.520%,
5/5/2020 - 7/31/2020
c,d
33,096,863 2.1%
Thrivent Core Short-Term
Reserve Fund
11,021,833 1.450% 110,218,328 7.1%
Total Short-Term Investments
(cost $159,692,711) 159,811,474
Total Investments (cost
$1,474,246,284) 100.9% $1,560,768,996
Other Assets and Liabilities,
Net (0.9%) (13,687,927)
Total Net Assets 100.0% $1,547,081,069
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $15,855,235 or 1.0% of total
net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of April
30, 2020:
Securities Lending Transactions
Common Stock $ 14,645,627
Total lending $14,645,627
Gross amount payable upon return of
collateral for securities loaned $15,492,890
Net amounts due to counterparty $847,263
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $267,127,093
Gross unrealized depreciation (182,480,995)
Net unrealized appreciation (depreciation) $84,646,098
Cost for federal income tax purposes $1,483,623,129

Global Stock Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 96,892,641 71,801,167 25,091,474 –
Consumer Discretionary 146,190,634 110,966,681 35,223,953 –
Consumer Staples 51,186,085 18,427,768 32,758,317 –
Energy 38,546,555 22,348,417 16,198,138 –
Financials 207,529,599 104,765,958 102,763,641 –
Health Care 220,327,462 134,888,674 85,438,788 –
Industrials 164,366,499 81,405,623 82,960,876 –
Information Technology 274,466,147 223,451,490 51,014,657 –
Materials 52,414,773 22,860,634 29,554,139 –
Real Estate 63,957,636 29,159,290 34,798,346 –
Utilities 19,292,944 10,536,513 8,756,431 –
Registered Investment Companies
Unaffiliated 37,518,577 37,518,577 – –
Short-Term Investments 49,593,146 – 49,593,146 –
Subtotal Investments in Securities $1,422,282,698 $868,130,792 $554,151,906 $–
Other Investments  * Total
Affiliated Short-Term Investments 110,218,328
Affiliated Registered Investment Companies 12,775,080
Collateral Held for Securities Loaned 15,492,890
Subtotal Other Investments $138,486,298
Total Investments at Value $1,560,768,996
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,878,662 27,878,662 – –
Total Asset Derivatives $27,878,662 $27,878,662 $– $–
Liability Derivatives
Futures Contracts 20,378,431 20,378,431 – –
Total Liability Derivatives $20,378,431 $20,378,431 $– $–

Global Stock Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $49,293,219 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 777 June 2020 $ 101,509,768 $ 11,248,472
CME Euro Foreign Exchange Currency 442 June 2020 62,060,290 (1,495,240)
Eurex Euro STOXX 50 Index 1,978 June 2020 51,502,548 10,880,979
ICE US mini MSCI Emerging Markets Index 2,203 June 2020 94,035,674 5,749,211
Total Futures Long Contracts $ 309,108,280 $ 26,383,422
CME E-mini Russell 2000 Index (778) June 2020 ( $ 43,001,455) ( $ 7,829,175)
ICE mini MSCI EAFE Index (935) June 2020 (65,536,509) (11,054,016)
Total Futures Short Contracts ( $ 108,537,964) ($18,883,191)
Total Futures Contracts $ 200,570,316 $7,500,231
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 27,878,662
Total Equity Contracts 27,878,662
Total Asset Derivatives $27,878,662
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,495,240
Total Foreign Exchange Contracts 1,495,240
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,883,191
Total Equity Contracts 18,883,191
Total Liability Derivatives $20,378,431
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Global Stock
Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (21,077,564)
Total Equity Contracts (21,077,564)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (620,731)
Total Foreign Exchange Contracts (620,731)
Total ($21,698,295)

Global Stock Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,947,655)
Total Foreign Exchange Contracts (2,947,655)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,860,345
Total Equity Contracts 4,860,345
Total $1,912,690
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $404,558,294
Futures - Short (200,891,631)
Foreign Exchange Contracts
Futures - Long 132,043,337
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $— $14,000 $– $12,775 1,499 0.8%
Total Affiliated Registered Investment Companies — 12,775 –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 232,344 253,931 376,089 110,218 11,022 7.1
Total Affiliated Short-Term Investments 232,344 110,218 7.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,240 67,833 54,580 15,493 15,493 1.0
Total Collateral Held for Securities Loaned 2,240 15,493 1.0
Total Value $234,584 $138,486
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(1,225) $– $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (79) 111 1 1,709
Total Income/Non Income Cash from Affiliated Investments $1,709
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 32
Total Affiliated Income from Securities Loaned, Net $32
Total $(79) $(1,114) $1

Government Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Asset-Backed Securities (2.1%)
Goodgreen
$ 443,476
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
$ 457,251
Navient Student Loan Trust
468,493
1.087%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
463,822
184,309
1.237%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
183,530
Northstar Education Finance, Inc.
172,704
1.187%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
170,128
SLM Student Loan Trust
169,317
0.887%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
152,542
Total 1,427,273
Collateralized Mortgage Obligations (13.4%)
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 523,027
201,034
2.000%,  1/15/2041, Ser.
4074, Class JA 206,689
600,751
1.750%,  6/15/2042, Ser.
4097, Class QN 609,273
371,622
1.750%,  12/15/2042, Ser.
4141, Class KM 375,425
337,153
3.000%,  5/15/2045, Ser.
4631, Class PA 358,476
654,609
3.000%,  7/15/2046, Ser.
4750, Class PA 678,163
348,945
3.000%,  3/15/2047, Ser.
4734, Class JA 372,179
438,818
3.500%,  8/15/2047, Ser.
4860, Class CA 472,052
460,675
2.000%,  9/25/2049, Ser.
4906, Class KE 469,726
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
324,993
3.000%,  7/25/2046, Ser.
2016-SC01, Class 1A
c
328,434
Federal National Mortgage
Association - REMIC
286,219
2.000%,  11/25/2032, Ser.
2012-123, Class BA 291,709
659,351
3.000%,  11/25/2037, Ser.
2013-88, Class EA 669,329
422,626
3.000%,  2/25/2040, Ser.
2018-13, Class EB 432,158
571,976
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 595,800
391,279
3.250%,  6/25/2043, Ser.
2013-60, Class PT 420,159
437,277
3.000%,  3/25/2046, Ser.
2016-66, Class PA 451,941
220,922
3.000%,  6/25/2046, Ser.
2017-58, Class P 236,881
272,307
3.500%,  12/25/2047, Ser.
2018-41, Class PB 286,241
Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Collateralized Mortgage Obligations (13.4%) -
continued
Seasoned Credit Risk Transfer Trust
$ 640,595
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
$ 671,802
589,026
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
605,551
Total 9,055,015
Commercial Mortgage-Backed Securities (4.2%)
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
396,431
3.000%,  3/15/2045, Ser.
4741, Class GA 412,526
500,668
3.000%,  2/15/2048, Ser.
4758, Class LA 529,619
Federal National Mortgage
Association - ACES
304,705
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
309,388
403,692
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
b
433,456
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
b
175,898
500,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
576,851
FRESB Multifamily Mortgage Pass-
Through Trust
396,778
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
b,c
415,791
Total 2,853,529
Energy (0.4%)
Petroleos Mexicanos
250,000 2.378%,  4/15/2025 258,433
Total 258,433
Financials (3.9%)
HSBC Bank Canada
250,000 3.300%,  11/28/2021
a
258,806
Korea Development Bank
500,000
2.343%,  (LIBOR 3M +
0.705%), 2/27/2022
b
497,891
Nationwide Building Society
250,000 1.700%,  2/13/2023
a
254,882
Private Export Funding Corporation
1,000,000 2.050%,  11/15/2022 1,037,741
Santander UK plc
300,000 1.625%,  2/12/2023
a
308,946
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
a
260,624
Total 2,618,890
Foreign Government (3.8%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
a
257,980
Export Development Canada
500,000 2.500%,  1/24/2023 527,481
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 504,358

Government Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Foreign Government (3.8%) - continued
Province of British Columbia Canada
$ 450,000 1.750%,  9/27/2024 $ 464,377
Province of Ontario Canada
250,000 3.400%,  10/17/2023 272,828
Province of Quebec Canada
500,000 2.750%,  4/12/2027 551,219
Total 2,578,243
Mortgage-Backed Securities (25.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
989,088 3.000%,  2/1/2050
d
1,052,277
696,158 3.000%,  3/25/2050 735,682
423,856 3.000%,  4/1/2050 447,921
472,289 3.500%,  7/1/2047 501,866
562,111 3.000%,  8/1/2047 594,998
Federal National Mortgage
Association
500,000 3.830%,  10/1/2028 566,218
444,605 3.500%,  10/1/2048 470,757
877,506 3.500%,  2/1/2049 926,511
490,786 3.500%,  8/1/2049 520,974
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,875,000 2.000%,  6/1/2034
d
2,961,025
1,300,000 2.500%,  6/1/2034
d
1,357,840
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,525,000 2.500%,  5/1/2050
d
5,753,122
581,488 4.000%,  7/1/2048 618,879
450,000 2.500%,  7/1/2049
d
467,817
Total 16,975,887
U.S. Government & Agencies (45.8%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 533,165
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 591,770
Tennessee Valley Authority
475,000 5.250%,  9/15/2039 721,530
U.S. Treasury Bonds
325,000 2.250%,  11/15/2027 365,777
115,000 5.500%,  8/15/2028 160,960
4,785,000 2.625%,  2/15/2029 5,610,226
3,420,000 1.500%,  2/15/2030 3,697,875
500,000 4.750%,  2/15/2037 804,023
625,000 3.000%,  5/15/2042 843,530
2,205,000 2.500%,  5/15/2046 2,798,800
2,015,000 2.875%,  5/15/2049 2,790,460
U.S. Treasury Bonds, TIPS
524,300 0.500%,  1/15/2028 559,171
364,313 0.875%,  2/15/2047 460,671
U.S. Treasury Notes
675,000 1.375%,  2/15/2023 696,357
675,000 2.500%,  1/31/2024 730,107
3,500,000 2.125%,  11/30/2024 3,782,324
3,150,000 2.875%,  7/31/2025 3,555,316
1,125,000 2.625%,  1/31/2026 1,263,384
250,000 1.750%,  12/31/2026 270,166
Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
U.S. Government & Agencies (45.8%) - continued
U.S. Treasury Notes, TIPS
$ 806,512 0.125%,  10/15/2024 $ 824,744
Total 31,060,356
Total Long-Term Fixed Income
(cost $62,134,074) 66,827,626
Shares or
Principal
Amount Short-Term Investments ( 17.9% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.200%, 7/13/2020
e,f
199,951
Thrivent Core Short-Term Reserve
Fund
1,190,888 1.450% 11,908,884
Total Short-Term Investments (cost
$12,102,228) 12,108,835
Total Investments (cost
$74,236,302) 116.5% $78,936,461
Other Assets and Liabilities, Net
(16.5%) (11,184,677)
Total Net Assets 100.0% $67,751,784
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $2,615,969 or 3.9% of total net assets.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,305,540
Gross unrealized depreciation (360,996)
Net unrealized appreciation (depreciation) $ 3,944,544
Cost for federal income tax purposes $ 74,823,561
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 1,427,273 – 1,427,273 –
Collateralized Mortgage Obligations 9,055,015 – 9,055,015 –
Commercial Mortgage-Backed Securities 2,853,529 – 2,853,529 –
Energy 258,433 – 258,433 –
Financials 2,618,890 – 2,618,890 –
Foreign Government 2,578,243 – 2,578,243 –
Mortgage-Backed Securities 16,975,887 – 16,975,887 –
U.S. Government & Agencies 31,060,356 – 31,060,356 –
Short-Term Investments 199,951 – 199,951 –
Subtotal Investments in Securities $67,027,577 $– $67,027,577 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,908,884
Subtotal Other Investments $11,908,884
Total Investments at Value $78,936,461
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 156,771 156,771 – –
Total Asset Derivatives $156,771 $156,771 $– $–
Liability Derivatives
Futures Contracts 325,127 325,127 – –
Total Liability Derivatives $325,127 $325,127 $– $–

Government Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Government Bond Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $199,951 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 June 2020 $ 9,101,472 $ 156,574
CBOT 5-Yr. U.S. Treasury Note 7 June 2020 878,194 197
CBOT U.S. Long Bond 7 June 2020 1,268,210 (992)
Total Futures Long Contracts $ 11,247,876 $ 155,779
CBOT 10-Yr. U.S. Treasury Note (47) June 2020 ( $ 6,375,692) ( $ 160,245)
CME Ultra Long Term U.S. Treasury Bond (1) June 2020 (224,528) (253)
Ultra 10-Yr. U.S. Treasury Note (23) June 2020 (3,448,082) (163,637)
Total Futures Short Contracts ( $ 10,048,302) ($324,135)
Total Futures Contracts $ 1,199,574 ($168,356)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 156,771
Total Interest Rate Contracts 156,771
Total Asset Derivatives $156,771
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 325,127
Total Interest Rate Contracts 325,127
Total Liability Derivatives $325,127
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Government
Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 19,604
Total Interest Rate Contracts 19,604
Total $19,604
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (203,157)
Total Interest Rate Contracts (203,157)
Total ($203,157)

Government Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $10,940,818
Futures - Short (9,413,053)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $10,260 $22,868 $21,217 $11,909 1,191 17.6%
Total Affiliated Short-Term Investments 10,260 11,909 17.6
Total Value $10,260 $11,909
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(9) $7 $0 $105
Total Income/Non Income Cash from Affiliated Investments $105
Total $(9) $7 $0

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Alaska (0.6%)
Valdez, AK Marine Terminal Rev. Refg.
(Exxon Mobil)
$ 100,000 0.140%, 12/1/2029
a
$ 100,000
Total 100,000
California (4.5%)
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 243,782
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser.
A, AMT 234,396
California Pollution Control Financing
Auth. Rev. Refg. (San Diego County
Water Auth. Desalination)
250,000 5.000%, 7/1/2039
b
264,008
Total 742,186
Colorado (7.5%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 245,554
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 207,659
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Commonspirit
Health Obligated Group)
350,000 4.000%, 8/1/2049, Ser. A-2 332,574
Denver, CO Health and Hospital Auth.
Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 240,552
Denver, CO Urban Renewal Auth.
Rev. (9th and Colorado Urban
Redevelopment Area)
225,000 5.250%, 12/1/2039, Ser. A
b
207,407
Total 1,233,746
Delaware (1.2%)
Kent County, DE Student Housing and
Dining Fac. Rev. (CHF-Dover, LLC -
Delaware State University)
230,000 5.000%, 7/1/2040, Ser. A 205,514
Total 205,514
Florida (4.3%)
Florida State Higher Educational
Fac. Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 292,569
Orange County, FL Health Fac. Auth.
Hospital Rev. (Orlando Health
Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 277,112
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 132,579
Total 702,260
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Georgia (4.4%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont Crest,
Inc.)
$ 250,000 5.125%, 1/1/2049, Ser. A
b
$ 177,055
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 280,217
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 263,840
Total 721,112
Illinois (7.8%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 239,435
Illinois Finance Auth. Student Housing
and Academic Fac. Rev. (University
of Illinois at Chicago)
150,000 5.000%, 2/15/2037 151,875
Illinois State G.O.
235,000 5.000%, 12/1/2025, Ser. B 230,831
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
60,158
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
240,343
Will County, IL Forest Preserve District
L.T.G.O.
300,000 5.000%, 12/15/2036 363,867
Total 1,286,509
Indiana (0.6%)
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
105,000 5.000%, 4/1/2037, Ser. A 107,161
Total 107,161
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
150,000 5.000%, 5/15/2032, Ser. A 145,771
150,000 5.000%, 5/15/2043, Ser. A 139,715
Total 285,486
Louisiana (0.7%)
East Baton Rouge Parish, LA
Industrial Development Board Rev.
(ExxonMobil)
110,000 0.140%, 12/1/2051
a
110,000
Total 110,000

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Maryland (2.4%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
$ 200,000
5.000%, 6/1/2044, Ser. A,
AMT $ 188,292
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
b
201,420
Total 389,712
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
c
272,425
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 229,010
Total 501,435
Minnesota (2.7%)
Deephaven, MN Charter School Lease
Rev. (Eagle Ridge Academy)
250,000 5.000%, 7/1/2043, Ser. A
d
251,390
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 186,523
Total 437,913
Missouri (3.4%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 219,542
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox Village)
140,000 5.000%, 8/15/2042, Ser. A 115,163
Missouri Health and Educational Fac.
Auth. Rev. (Maryville University of
St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 220,842
Total 555,547
Nebraska (1.5%)
Douglas County, NE Hospital Auth.
No. 2 Health Fac. Rev. (Children's
Hospital Obligated Group)
225,000 5.000%, 11/15/2047 247,815
Total 247,815
Nevada (1.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 236,788
Total 236,788
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
New Hampshire (1.8%)
New Hampshire Health and Education
Fac. Auth. Rev.
$ 250,000 5.000%, 8/1/2059, Ser. A $ 303,795
Total 303,795
New Jersey (4.0%)
New Jersey Economic Development
Auth. Rev. (White Horse Urban
Renewal, LLC)
150,000 5.000%, 1/1/2040
b
114,013
New Jersey Transportation Trust Fund
Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 220,802
Tobacco Settlement Financing
Corporation Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 320,103
Total 654,918
New York (2.9%)
New York City Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 245,024
New York Transportation
Development Corporation Special
Fac. Rev. (LaGuardia Airport )
225,000 5.000%, 1/1/2036, AMT 225,412
Total 470,436
North Carolina (1.7%)
North Carolina Turnpike Auth.
(Triangle Expressway Auth.) (AGM
Insured)
250,000 5.000%, 1/1/2049
c
284,378
Total 284,378
North Dakota (1.6%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 256,147
Total 256,147
Ohio (2.9%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
200,000 5.000%, 6/1/2055, Ser. B-2 178,002
Franklin County, OH Convention Fac.
Auth. Rev. (Greater Columbus
Convention Center Hotel)
275,000 5.000%, 12/1/2051 203,533
Ohio Higher Educational Fac.
Commission Rev. Refg. (University
of Findlay)
100,000 5.000%, 3/1/2034 104,372
Total 485,907

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Oregon (1.0%)
Clackamas and Washington Counties,
OR Joint School District No.3 G.O.
(West Linn-Wilsonville Schools)
$ 300,000
Zero Coupon, 6/15/2040,
Ser. A $ 156,693
Total 156,693
Pennsylvania (6.5%)
Lancaster County, PA Hospital Auth.
Rev. Refg. (St. Anne's Retirement
Community, Inc.)
250,000 5.000%, 3/1/2050 223,057
Pennsylvania Economic Development
Financial Auth. Solid Waste
Disposal Rev. (CarbonLite P, LLC)
250,000 5.750%, 6/1/2036, AMT
b
219,892
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
103,644
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 275,063
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039 251,340
Total 1,072,996
Puerto Rico (2.2%)
Puerto Rico Sales Tax Financing
Corporation Rev.
398,000 4.550%, 7/1/2040, Ser. A-1 366,367
Total 366,367
South Carolina (2.0%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 201,134
South Carolina Jobs Economic
Development Auth. Rev.
(Woodlands at Furman)
155,000 5.000%, 11/15/2054, Ser. A 130,750
Total 331,884
Tennessee (1.9%)
Metropolitan Government of Nashville
and Davidson County, TN Health
and Educational Fac. Rev. Refg.
(Trevecca Nazarene University)
300,000 5.000%, 10/1/2034 311,406
Total 311,406
Texas (13.2%)
Central Texas Regional Mobility Auth.
Rev.
300,000 5.000%, 1/1/2040, Ser. A 318,147
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Texas (13.2%) - continued
Harris County, TX Cultural Education
Fac. Finance Corporation Rev. (First
Mortgage Brazos Presbyterian
Homes, Inc.)
$ 250,000 5.000%, 1/1/2033, Ser. A $ 241,565
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 270,549
Port Freeport TX Senior Lien Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 342,222
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock and
Wharf Jefferson Gulf Coast Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
b
184,942
Red River Education Finance
Corporation Rev. Refg. (St. Edwards
University)
250,000 5.000%, 6/1/2027 270,183
Tarrant County Cultural Education
Fac. Finance Corporation Rev. Refg.
(Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 230,763
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 312,969
Total 2,171,340
Utah (1.5%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 252,083
Total 252,083
Virginia (2.9%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
250,000 5.000%, 1/1/2027, AMT 252,278
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 231,773
Total 484,051
Washington (1.5%)
Pend Oreille County, WA Public Utility
District No. 1 Rev. Refg. (Box
Canyon Production System)
225,000 5.000%, 1/1/2023 243,567
Total 243,567
Wisconsin (2.6%)
Wisconsin Health & Educational Fac.
Auth. Rev. (PHW Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 221,255
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Benevolent
Corporation Cedar Community)
240,000 5.000%, 6/1/2037 209,683
Total 430,938

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Wyoming (0.6%)
Lincoln County, WY Pollution Control
Rev. Refg. (ExxonMobil)
$ 100,000 0.140%, 10/1/2044
a
$ 100,000
Total 100,000
Total Long-Term Fixed Income
(cost $17,493,823) 16,240,090
Principal
Amount Short-Term Investments ( 1.2% )
e
Value
Federal Home Loan Bank Discount
Notes
200,000 1.520%, 5/12/2020
f
199,995
Total Short-Term Investments
(cost $199,907) 199,995
Total Investments
(cost $17,693,730) 99.7% $16,440,085
Other Assets and Liabilities,
Net 0.3% 49,011
Total Net Assets 100.0% $16,489,096
a Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $1,368,737 or 8.3% of total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited to
economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $91,385
Gross unrealized depreciation (1,492,690)
Net unrealized appreciation (depreciation) ($1,401,305)
Cost for federal income tax purposes $17,766,491

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 2,445,798 – 2,445,798 –
Electric Revenue 507,407 – 507,407 –
General Obligation 990,826 – 990,826 –
Health Care 3,378,138 – 3,378,138 –
Housing Finance 655,011 – 655,011 –
Industrial Development Revenue 580,882 – 580,882 –
Other Revenue 2,185,683 – 2,185,683 –
Tax Revenue 1,071,821 – 1,071,821 –
Transportation 3,668,199 – 3,668,199 –
Water & Sewer 756,325 – 756,325 –
Short-Term Investments 199,995 – 199,995 –
Total Investments at Value $16,440,085 $– $16,440,085 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 74,899 74,899 – –
Total Liability Derivatives $74,899 $74,899 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $199,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) June 2020 ( $ 830,257) ( $ 74,899)
Total Futures Short Contracts ( $ 830,257) ($74,899)
Total Futures Contracts ( $ 830,257) ($74,899)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for High Income Municipal Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 74,899
Total Interest Rate Contracts 74,899
Total Liability Derivatives $74,899
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for High Income
Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (44,495)
Total Interest Rate Contracts (44,495)
Total ($44,495)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (97,790)
Total Interest Rate Contracts (97,790)
Total ($97,790)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($1,086,823)

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Principal
Amount Bank Loans ( 4.5% ) Value
% of Net
Assets
Capital Goods (0.9%)
Other Securities
^
$ 6,960,916 0.9%
Total 6,960,916
Communications Services (0.4%)
Other Securities
^
3,132,975 0.4%
Total 3,132,975
Consumer Cyclical (1.0%)
Other Securities
^
7,277,956 1.0%
Total 7,277,956
Consumer Non-Cyclical (1.4%)
Other Securities
^
10,449,110 1.4%
Total 10,449,110
Energy (0.1%)
Other Securities
^
497,700 0.1%
Total 497,700
Financials (0.7%)
Other Securities
^
4,874,788 0.7%
Total 4,874,788
Total Bank Loans
(cost $40,956,957) 33,193,445
Principal
Amount
Long-Term Fixed Income
( 91.6% ) Value
% of Net
Assets
Basic Materials (7.1%)
First Quantum Minerals, Ltd.
$ 3,955,000 7.250%, 4/1/2023
a
3,589,558 0.5%
Other Securities
^
49,506,037 6.6%
Total 53,095,595
Capital Goods (9.9%)
ARD Finance SA
2,000,000 6.500%, 6/30/2027
a
1,856,400 0.3%
Ardagh Packaging Finance plc
5,005,000 5.250%, 8/15/2027
a
4,861,106 0.7%
Berry Plastics Corporation
3,940,000 5.125%, 7/15/2023 3,964,625 0.5%
TransDigm, Inc.
4,255,000 6.250%, 3/15/2026
a
4,164,581 0.6%
United Rentals North America,
Inc.
3,960,000 5.875%, 9/15/2026 4,068,900 0.5%
Other Securities
^
55,388,474 7.3%
Total 74,304,086
Communications Services (16.5%)
CCO Holdings, LLC
3,520,000 5.875%, 4/1/2024
a
3,621,024 0.5%
Principal
Amount
Long-Term Fixed Income
( 91.6% ) Value
% of Net
Assets
Communications Services (16.5%) - continued
$ 3,760,000 4.750%, 3/1/2030
a
$ 3,835,200 0.5%
4,605,000 4.500%, 8/15/2030
a
4,628,025 0.6%
3,250,000 5.375%, 6/1/2029
a
3,428,783 0.5%
CCOH Safari, LLC
5,095,000 5.750%, 2/15/2026
a
5,312,047 0.7%
CSC Holdings, LLC
5,210,000 6.500%, 2/1/2029
a
5,691,404 0.8%
Embarq Corporation
4,975,000 7.995%, 6/1/2036 5,124,250 0.7%
LCPR Senior Secured Financing
DAC
3,700,000 6.750%, 10/15/2027
a
3,811,000 0.5%
Level 3 Financing, Inc.
5,080,000 5.375%, 5/1/2025 5,156,200 0.7%
1,600,000 5.250%, 3/15/2026 1,640,000 0.2%
Neptune Finco Corporation
4,545,000 10.875%, 10/15/2025
a
4,912,918 0.7%
SFR Group SA
2,450,000 7.375%, 5/1/2026
a
2,560,250 0.3%
Sprint Corporation
4,835,000 7.250%, 9/15/2021 5,070,706 0.7%
7,760,000 7.625%, 2/15/2025 8,963,576 1.2%
T-Mobile USA, Inc.
3,475,000 4.500%, 2/1/2026 3,580,293 0.5%
3,340,000 6.000%, 4/15/2024 3,405,464 0.5%
Virgin Media Secured Finance
plc
3,700,000 5.500%, 5/15/2029
a
3,841,340 0.5%
YPSO Finance BIS SA
3,590,000 6.000% - 10.500%,
5/15/2027 - 2/15/2028
a,b
3,695,229 0.5%
Other Securities
^
45,031,749 5.9%
Total 123,309,458
Consumer Cyclical (13.1%)
Allison Transmission, Inc.
3,680,000 5.000%, 10/1/2024
a
3,532,800 0.5%
Ford Motor Company
3,965,000 8.500%, 4/21/2023 3,925,350 0.5%
Hanesbrands, Inc.
3,805,000 4.875%, 5/15/2026
a
3,829,352 0.5%
Herc Holdings, Inc.
4,680,000 5.500%, 7/15/2027
a
4,387,032 0.6%
Levi Strauss & Company
4,200,000 5.000%, 5/1/2025
a
4,238,430 0.6%
Prime Security Services
Borrower, LLC
4,530,000 5.750%, 4/15/2026
a
4,463,409 0.6%
ServiceMaster Company, LLC
3,940,000 5.125%, 11/15/2024
a
4,019,588 0.5%
Other Securities
^
69,631,464 9.3%
Total 98,027,425
Consumer Non-Cyclical (15.8%)
Albertson's Companies, Inc.
4,230,000 5.875%, 2/15/2028
a
4,419,081 0.6%
4,970,000 4.625% - 7.500%,
3/15/2026 - 2/15/2030
a
5,222,350 0.8%

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Principal
Amount
Long-Term Fixed Income
( 91.6% ) Value
% of Net
Assets
Consumer Non-Cyclical (15.8%) - continued
Bausch Health Companies, Inc.
$ 7,895,000 5.000% - 7.250%,
3/15/2022 - 1/30/2030
a
$ 7,920,959 1.1%
Centene Corporation
3,650,000 4.625%, 12/15/2029
a
3,996,750 0.5%
4,260,000 3.375%, 2/15/2030
a
4,297,062 0.6%
3,420,000 4.250% - 5.375%,
6/1/2026 - 12/15/2027
a
3,604,495 0.5%
Energizer Holdings, Inc.
3,960,000 5.500%, 6/15/2025
a
4,005,936 0.5%
HCA, Inc.
3,495,000 5.375%, 2/1/2025 3,757,614 0.5%
4,780,000 4.750% - 5.875%,
5/1/2023 - 2/1/2029 5,251,685 0.7%
JBS USA, LLC
4,645,000 6.500%, 4/15/2029
a
4,888,909 0.7%
6,000,000 5.500% - 5.750%,
6/15/2025 - 1/15/2030
a
6,075,030 0.8%
MPH Acquisition Holdings, LLC
4,010,000 7.125%, 6/1/2024
a
3,573,792 0.5%
Pilgrim's Pride Corporation
2,985,000 5.750%, 3/15/2025
a
3,015,238 0.4%
Post Holdings, Inc.
4,015,000 5.000%, 8/15/2026
a
3,999,944 0.5%
Spectrum Brands, Inc.
3,920,000 5.750%, 7/15/2025 3,910,200 0.5%
Tenet Healthcare Corporation
7,470,000 4.875%, 1/1/2026
a
7,397,541 1.0%
3,960,000 5.125%, 11/1/2027
a
3,910,500 0.5%
Valeant Pharmaceuticals
International, Inc.
2,520,000 8.500%, 1/31/2027
a
2,778,048 0.4%
VRX Escrow Corporation
6,095,000 6.125%, 4/15/2025
a
6,159,759 0.8%
Other Securities
^
29,572,376 3.9%
Total 117,757,269
Energy (8.1%)
Cheniere Energy Partners, LP
5,515,000 4.500%, 10/1/2029
a
5,087,587 0.7%
2,655,000 5.625%, 10/1/2026 2,537,118 0.3%
Southwestern Energy Company
3,915,000 7.500%, 4/1/2026 3,505,804 0.5%
Other Securities
^
49,203,949 6.6%
Total 60,334,458
Financials (9.1%)
Ally Financial, Inc.
3,900,000 5.750%, 11/20/2025 3,997,500 0.5%
Avolon Holdings Funding, Ltd.
2,430,000 5.125%, 10/1/2023
a
2,173,724 0.3%
Global Aircraft Leasing
Company, Ltd.
4,215,000 6.500%, PIK 0.000%,
9/15/2024
a,c
2,548,810 0.3%
Icahn Enterprises, LP
7,975,000 4.750% - 6.250%,
9/15/2024 - 5/15/2027 7,633,952 1.0%
Principal
Amount
Long-Term Fixed Income
( 91.6% ) Value
% of Net
Assets
Financials (9.1%) - continued
Park Aerospace Holdings, Ltd.
$ 3,915,000 4.500%, 3/15/2023
a
$ 3,462,436 0.5%
Quicken Loans, Inc.
3,685,000 5.750%, 5/1/2025
a
3,611,300 0.5%
Synchrony Financial
3,920,000 3.950%, 12/1/2027 3,607,575 0.5%
Other Securities
^
41,210,342 5.5%
Total 68,245,639
Technology (5.8%)
Diamond Finance Corporation
4,505,000 7.125%, 6/15/2024
a
4,668,081 0.6%
Inception Merger Sub, Inc.
5,035,000 8.625%, 11/15/2024
a
4,960,079 0.7%
NCR Corporation
3,960,000 5.750%, 9/1/2027
a
3,969,900 0.5%
Other Securities
^
29,933,220 4.0%
Total 43,531,280
Transportation (1.8%)
Delta Air Lines, Inc.
3,840,000 7.000%, 5/1/2025
a
3,935,606 0.5%
Other Securities
^
9,581,637 1.3%
Total 13,517,243
U.S. Government & Agencies (0.1%)
Other Securities
^
502,148 0.1%
Total 502,148
Utilities (4.3%)
Calpine Corporation
4,145,000 4.500%, 2/15/2028
a
4,018,992 0.5%
NextEra Energy Operating
Partners, LP
5,010,000 3.875%, 10/15/2026
a
4,951,884 0.7%
Other Securities
^
22,960,056 3.1%
Total 31,930,932
Total Long-Term Fixed Income
(cost $753,470,607) 684,555,533
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
% of Net
Assets
12,080,012 Thrivent Cash Management
Trust 12,080,012 1.6%
Total Collateral Held for
Securities Loaned
(cost $12,080,012) 12,080,012

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
High Yield Fund held restricted securities as of April 30, 2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of
April 30, 2020, the value of these investments was $191,093 or 0.0% of total net assets.
Shares
Registered Investment
Companies ( 1.0% ) Value
% of Net
Assets
Unaffiliated  (1.0%)
74,351 SPDR Bloomberg Barclays High
Yield Bond ETF
b
$ 7,362,979 1.0%
Total 7,362,979
Total Registered Investment
Companies (cost $6,432,819) 7,362,979
Shares Preferred Stock ( 0.5% ) Value
% of Net
Assets
Financials (0.5%)
Other Securities
^
3,876,415 0.5%
Total 3,876,415
Total Preferred Stock
(cost $3,751,132) 3,876,415
Shares or
Principal
Amount Short-Term Investments ( 2.2% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
1,575,298 1.450% 15,752,981 2.1%
Other Securities
^
849,649 0.1%
Total Short-Term Investments
(cost $16,575,818) 16,602,630
Total Investments (cost
$833,267,345) 101.4% $757,671,014
Other Assets and Liabilities,
Net (1.4%) (10,446,426)
Total Net Assets 100.0% $747,224,588
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $466,805,366 or 62.5% of total net
assets.
b All or a portion of the security is on loan.
c Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of April 30, 2020.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of April 30,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 4,679,325
Common Stock 7,107,531
Total lending $11,786,856
Gross amount payable upon return of
collateral for securities loaned $12,080,012
Net amounts due to counterparty $293,156
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,872,163
Gross unrealized depreciation (88,129,925)
Net unrealized appreciation (depreciation) $ (76,257,762)
Cost for federal income tax purposes $ 833,751,636

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 6,960,916 – 5,339,041 1,621,875
Communications Services 3,132,975 – 3,132,975 –
Consumer Cyclical 7,277,956 – 7,277,956 –
Consumer Non-Cyclical 10,449,110 – 10,449,110 –
Energy 497,700 – 497,700 –
Financials 4,874,788 – 4,874,788 –
Long-Term Fixed Income
Basic Materials 53,095,595 – 53,095,595 –
Capital Goods 74,304,086 – 74,304,086 –
Communications Services 123,309,458 – 123,309,458 –
Consumer Cyclical 98,027,425 – 98,027,425 –
Consumer Non-Cyclical 117,757,269 – 117,757,269 –
Energy 60,334,458 – 60,334,458 –
Financials 68,245,639 – 68,245,639 –
Technology 43,531,280 – 43,531,280 –
Transportation 13,517,243 – 13,517,243 –
U.S. Government & Agencies 502,148 – 502,148 –
Utilities 31,930,932 – 31,930,932 –
Registered Investment Companies
Unaffiliated 7,362,979 7,362,979 – –
Preferred Stock
Financials 3,876,415 3,876,415 – –
Short-Term Investments 849,649 – 849,649 –
Subtotal Investments in Securities $729,838,021 $11,239,394 $716,976,752 $1,621,875
Other Investments  * Total
Affiliated Short-Term Investments 15,752,981
Collateral Held for Securities Loaned 12,080,012
Subtotal Other Investments $27,832,993
Total Investments at Value $757,671,014
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 177,140 – 177,140 –
Total Liability Derivatives $177,140 $– $177,140 $–

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
The following table presents High Yield Fund's swaps contracts held as of April 30, 2020. Investments totaling $1,151,842 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 10,000,000) $ – ( $ 177,140) ( $ 177,140)
Total Credit Default Swaps $– ($177,140) ($177,140)
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 177,140
Total Credit Contracts 177,140
Total Liability Derivatives $177,140
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for High Yield
Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 341,034
Total Credit Contracts 341,034
Total $ 341,034
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (177,140)
Total Credit Contracts (177,140)
Total ($177,140)
The following table presents High Yield Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Sell Protection ($127,873)

High Yield Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $27,177 $159,221 $ 170,607 $15,753 1,575 2.1%
Total Affiliated Short-Term Investments 27,177 15,753 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,248 51,161 62,329 12,080 12,080 1.6
Total Collateral Held for Securities Loaned 23,248 12,080 1.6
Total Value $50,425 $27,833
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(65) $27 $0 $324
Total Income/Non Income Cash from Affiliated Investments $324
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 134
Total Affiliated Income from Securities Loaned, Net $134
Total $(65) $27 $0

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Principal
Amount Bank Loans ( 0.8% ) Value
% of Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 313,656 <0.1%
Total 313,656
Capital Goods (0.1%)
Other Securities
^
598,207 0.1%
Total 598,207
Communications Services (0.1%)
Other Securities
^
1,317,709 0.1%
Total 1,317,709
Consumer Cyclical (0.1%)
Other Securities
^
1,346,048 0.1%
Total 1,346,048
Consumer Non-Cyclical (0.2%)
Other Securities
^
1,765,782 0.2%
Total 1,765,782
Energy (0.1%)
Other Securities
^
569,251 0.1%
Total 569,251
Financials (0.1%)
Other Securities
^
830,714 0.1%
Total 830,714
Technology (0.1%)
Other Securities
^
601,159 0.1%
Total 601,159
Total Bank Loans
(cost $8,213,057) 7,342,526
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Asset-Backed Securities (1.2%)
Other Securities
^
11,710,472 1.2%
Total 11,710,472
Basic Materials (2.2%)
Other Securities
^
20,989,516 2.2%
Total 20,989,516
Capital Goods (3.3%)
Other Securities
^
31,255,366 3.3%
Total 31,255,366
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (0.1%)
Other Securities
^
$ 692,888 0.1%
Total 692,888
Communications Services (8.3%)
AT&T, Inc.
$ 2,880,000 4.250%, 3/1/2027 3,170,539 0.3%
2,500,000 4.550%, 3/9/2049 2,859,990 0.3%
7,699,000 3.400% - 4.500%,
4/1/2024 - 3/9/2048 8,490,142 0.9%
2,150,000 1.964%, (LIBOR 3M +
1.180%), 6/12/2024
a
2,107,271 0.2%
CCO Holdings, LLC
720,000 4.500% - 5.500%,
5/1/2026 - 8/15/2030
b
736,724 <0.1%
Charter Communications
Operating, LLC
2,500,000 4.800%, 3/1/2050 2,823,066 0.3%
3,225,000 4.908% - 6.484%,
7/23/2025 - 10/23/2045 3,903,182 0.4%
Comcast Corporation
8,822,000 3.300% - 6.400%,
8/15/2025 - 10/15/2058 10,558,115 1.2%
Time Warner Cable, Inc.
2,200,000 4.125%, 2/15/2021 2,211,897 0.2%
Time Warner Entertainment
Company, LP
780,000 8.375%, 3/15/2023 902,551 0.1%
T-Mobile USA, Inc.
3,550,000 3.750%, 4/15/2027
b
3,805,706 0.4%
Verizon Communications, Inc.
5,890,000 3.500% - 5.250%,
11/1/2024 - 3/22/2050 7,127,304 0.9%
2,600,000 2.792%, (LIBOR 3M +
1.100%), 5/15/2025
a
2,585,172 0.3%
Other Securities
^
26,246,065 2.8%
Total 77,527,724
Consumer Cyclical (3.9%)
Other Securities
^
36,474,628 3.9%
Total 36,474,628
Consumer Non-Cyclical (11.9%)
AbbVie, Inc.
2,540,000 3.200%, 5/14/2026 2,716,622 0.3%
Altria Group, Inc.
2,850,000 5.800%, 2/14/2039 3,394,972 0.4%
Anheuser-Busch Companies,
LLC
1,790,000 4.700%, 2/1/2036 1,989,725 0.2%
Anheuser-Busch InBev
Worldwide, Inc.
2,500,000 3.500%, 6/1/2030 2,666,520 0.3%
7,225,000 4.000% - 5.550%,
4/13/2028 - 1/23/2049 8,197,119 0.9%
Centene Corporation
3,895,000 3.375%, 2/15/2030
b
3,928,887 0.4%
CVS Health Corporation
2,790,000 5.050%, 3/25/2048 3,508,364 0.4%

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Consumer Non-Cyclical (11.9%) - continued
$ 5,105,000 3.625% - 4.750%,
12/1/2022 - 4/1/2050 $ 5,652,852 0.6%
Nestle Holdings, Inc.
2,150,000 3.900%, 9/24/2038
b
2,605,483 0.3%
Smithfield Foods, Inc.
4,500,000 2.650%, 10/3/2021
b
4,428,069 0.5%
Other Securities
^
72,346,479 7.6%
Total 111,435,092
Energy (7.9%)
Energy Transfer Operating, LP
4,150,000 3.750% - 6.000%,
5/15/2030 - 6/15/2048 3,819,443 0.4%
Energy Transfer Partners, LP
2,520,000 4.200%, 4/15/2027 2,377,055 0.3%
Sunoco Logistics Partners
Operations, LP
4,300,000 3.450% - 4.000%,
1/15/2023 - 10/1/2027 4,096,713 0.4%
Other Securities
^
63,897,196 6.8%
Total 74,190,407
Financials (25.1%)
Avolon Holdings Funding, Ltd.
3,600,000 4.375%, 5/1/2026
b
3,082,702 0.3%
Bank of America Corporation
5,450,000 3.875% - 4.200%,
8/26/2024 - 8/1/2025 5,894,540 0.6%
2,030,000 3.194%, 7/23/2030
a
2,162,702 0.2%
1,857,000 3.004%, 12/20/2023
a
1,922,336 0.2%
1,800,000 3.705%, 4/24/2028
a
1,964,091 0.2%
1,800,000 3.093%, 10/1/2025
a
1,889,326 0.2%
1,640,000 6.500%, 10/23/2024
a,c
1,746,600 0.2%
1,450,000 4.271%, 7/23/2029
a
1,646,402 0.2%
1,100,000 3.499%, 5/17/2022
a
1,120,762 0.1%
Berkshire Hathaway Finance
Corporation
1,050,000 4.250%, 1/15/2049 1,328,097 0.1%
Citigroup, Inc.
2,630,000 4.400%, 6/10/2025 2,854,766 0.3%
5,745,000 3.700% - 5.500%,
9/13/2025 - 7/23/2048 6,549,167 0.7%
1,900,000 3.352%, 4/24/2025
a
1,994,491 0.2%
1,800,000 4.700%, 1/30/2025
a,c
1,566,000 0.2%
1,440,000 3.010%, (LIBOR 3M +
1.430%), 9/1/2023
a
1,441,922 0.1%
1,100,000 3.142%, 1/24/2023
a
1,126,593 0.1%
Danske Bank AS
2,950,000 5.000%, 1/12/2022
b
3,049,708 0.3%
Deutsche Bank AG
2,800,000 3.961%, 11/26/2025
a
2,737,155 0.3%
Five Corners Funding Trust
2,890,000 4.419%, 11/15/2023
b
3,180,036 0.3%
Goldman Sachs Group, Inc.
2,550,000 3.850%, 7/8/2024 2,721,947 0.3%
2,320,000 4.000% - 4.250%,
3/3/2024 - 10/21/2025 2,488,422 0.3%
1,800,000 4.950%, 2/10/2025
a,c,d
1,674,000 0.2%
1,150,000 2.876%, 10/31/2022
a
1,167,975 0.1%
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Financials (25.1%) - continued
$ 1,080,000 2.908%, 6/5/2023
a
$ 1,103,900 0.1%
ING Groep NV
2,500,000 4.100%, 10/2/2023 2,674,668 0.3%
J.P. Morgan Chase & Company
9,350,000 2.950% - 5.500%,
1/15/2023 - 10/15/2040 10,535,905 1.2%
1,810,000 2.250%, (LIBOR 3M +
1.230%), 10/24/2023
a
1,807,738 0.2%
1,800,000 5.000%, 8/1/2024
a,c
1,674,000 0.2%
1,800,000 4.600%, 2/1/2025
a,c
1,614,600 0.2%
1,400,000 3.882%, 7/24/2038
a
1,578,251 0.2%
730,000 6.750%, 2/1/2024
a,c
783,713 0.1%
Kimco Realty Corporation
2,900,000 3.300%, 2/1/2025 2,902,286 0.3%
Morgan Stanley
2,400,000 3.622%, 4/1/2031
a,d
2,638,153 0.3%
6,065,000 3.125% - 4.875%,
11/1/2022 - 1/27/2045 6,681,331 0.7%
1,810,000 2.420%, (LIBOR 3M +
1.400%), 10/24/2023
a
1,809,332 0.2%
1,000,000 2.720%, 7/22/2025
a
1,029,713 0.1%
Other Securities
^
143,776,649 15.3%
Total 235,919,979
Foreign Government (0.6%)
Other Securities
^
5,632,847 0.6%
Total 5,632,847
Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
1,672,887 3.500%, 5/1/2034 1,769,089 0.2%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
5,221,184 3.000%, 3/25/2050 5,517,615 0.6%
3,669,320 3.500%, 7/1/2047 3,899,115 0.4%
3,419,507 3.000%, 8/1/2047 3,619,574 0.4%
448,789 3.000%, 4/1/2050 474,270 <0.1%
Federal National Mortgage
Association
2,756,550 3.500%, 10/1/2048 2,918,693 0.3%
3,090,137 3.500%, 8/1/2049 3,280,204 0.3%
3,046,070 3.500% - 4.500%,
5/1/2048 - 6/1/2049 3,242,335 0.4%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
3,475,000 2.000%, 6/1/2034
e
3,578,979 0.4%
3,225,000 2.500%, 6/1/2034
e
3,368,487 0.4%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
4,200,000 2.500%, 5/1/2050
e
4,373,414 0.5%
2,999,252 4.000%, 7/1/2048 3,192,110 0.3%
4,200,000 2.500%, 7/1/2049
e
4,366,292 0.5%
500,000 3.000%, 5/1/2049
e
527,813 <0.1%
Total 44,127,990

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Technology (5.5%)
Apple, Inc.
$ 2,550,000 3.250%, 2/23/2026 $ 2,831,501 0.3%
Broadcom Corporation
4,350,000 3.875%, 1/15/2027 4,513,026 0.5%
1,800,000 3.500%, 1/15/2028 1,823,676 0.2%
Broadcom, Inc.
3,950,000 4.250% - 5.000%,
4/15/2026 - 4/15/2030
b
4,315,313 0.5%
Diamond 1 Finance Corporation
5,575,000 6.020%, 6/15/2026
b
6,031,926 0.6%
Other Securities
^
32,612,136 3.4%
Total 52,127,578
Transportation (1.5%)
Burlington Northern Santa Fe,
LLC
3,300,000 4.050% - 4.700%,
9/1/2045 - 6/15/2048 4,067,832 0.4%
Other Securities
^
10,287,009 1.1%
Total 14,354,841
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
11,500,000 2.000%, 2/15/2050 13,511,602 1.4%
4,000,000 2.375%, 5/15/2029 4,616,562 0.5%
7,500,000 1.625%, 8/15/2029 8,178,516 0.9%
11,000,000 1.750%, 11/15/2029 12,134,375 1.3%
5,000,000 1.500%, 2/15/2030 5,406,250 0.6%
4,100,000 3.000%, 2/15/2049 5,791,730 0.6%
17,500,000 2.250%, 8/15/2049 21,585,840 2.3%
Total 71,224,875
Utilities (9.5%)
AEP Transmission Company, LLC
2,520,000 3.100%, 12/1/2026 2,716,958 0.3%
Berkshire Hathaway Energy
Company
1,425,000 4.450%, 1/15/2049 1,864,671 0.2%
Consolidated Edison Company
of New York, Inc.
2,250,000 4.125%, 5/15/2049 2,725,636 0.3%
Edison International
5,000,000 5.750%, 6/15/2027 5,675,245 0.6%
FirstEnergy Corporation
2,520,000 3.900%, 7/15/2027 2,770,902 0.3%
ITC Holdings Corporation
2,920,000 4.050%, 7/1/2023 3,098,825 0.3%
Nevada Power Company
1,700,000 6.750%, 7/1/2037 2,479,940 0.3%
Southern Company
4,370,000 3.250%, 7/1/2026 4,665,506 0.5%
Other Securities
^
62,856,850 6.7%
Total 88,854,533
Total Long-Term Fixed Income
(cost $834,244,812) 876,518,736
Shares
Registered Investment
Companies ( 3.0% ) Value
% of Net
Assets
Unaffiliated  (3.0%)
70,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF $ 7,035,000 0.8%
200,000 iShares S&P U.S. Preferred
Stock Index Fund 6,930,000 0.7%
90,000 SPDR Bloomberg Barclays High
Yield Bond ETF 8,912,700 0.9%
70,000 Vanguard Short-Term Corporate
Bond ETF
d
5,675,600 0.6%
Total 28,553,300
Total Registered Investment
Companies (cost $28,166,091) 28,553,300
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
% of Net
Assets
14,974,280 Thrivent Cash Management
Trust 14,974,280 1.6%
Total Collateral Held for
Securities Loaned
(cost $14,974,280) 14,974,280
Shares Preferred Stock ( 0.1% ) Value
% of Net
Assets
Financials (0.1%)
Other Securities
^
1,262,500 0.1%
Total 1,262,500
Total Preferred Stock
(cost $1,250,000) 1,262,500
Shares or
Principal
Amount Short-Term Investments ( 3.9% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
3,489,090 1.450% 34,890,898 3.7%
U.S. Treasury Bills
200,000 0.101% - 0.275%,
7/23/2020 - 7/30/2020
f
199,951 <0.1%
Other Securities
^
1,299,884 0.2%
Total Short-Term Investments
(cost $36,304,367) 36,390,733
Total Investments (cost
$923,152,607) 102.7% $965,042,075
Other Assets and Liabilities,
Net (2.7%) (25,459,246)
Total Net Assets 100.0% $939,582,829

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $163,797,895 or 17.4% of total net
assets.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April 30,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 9,202,012
Common Stock 5,391,820
Total lending $14,593,832
Gross amount payable upon return of
collateral for securities loaned $14,974,280
Net amounts due to counterparty $380,448
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 59,836,999
Gross unrealized depreciation (16,791,276)
Net unrealized appreciation (depreciation) $ 43,045,723
Cost for federal income tax purposes $ 923,750,200

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 313,656 – 176,221 137,435
Capital Goods 598,207 – 598,207 –
Communications Services 1,317,709 – 1,317,709 –
Consumer Cyclical 1,346,048 – 1,176,626 169,422
Consumer Non-Cyclical 1,765,782 – 1,765,782 –
Energy 569,251 – 569,251 –
Financials 830,714 – 830,714 –
Technology 601,159 – 601,159 –
Long-Term Fixed Income
Asset-Backed Securities 11,710,472 – 10,560,472 1,150,000
Basic Materials 20,989,516 – 20,989,516 –
Capital Goods 31,255,366 – 31,255,366 –
Collateralized Mortgage Obligations 692,888 – 692,888 –
Communications Services 77,527,724 – 77,527,724 –
Consumer Cyclical 36,474,628 – 36,474,628 –
Consumer Non-Cyclical 111,435,092 – 111,435,092 –
Energy 74,190,407 – 74,190,407 –
Financials 235,919,979 – 235,919,979 –
Foreign Government 5,632,847 – 5,632,847 –
Mortgage-Backed Securities 44,127,990 – 44,127,990 –
Technology 52,127,578 – 52,127,578 –
Transportation 14,354,841 – 14,354,841 –
U.S. Government & Agencies 71,224,875 – 71,224,875 –
Utilities 88,854,533 – 88,854,533 –
Registered Investment Companies
Unaffiliated 28,553,300 28,553,300 – –
Preferred Stock
Financials 1,262,500 – 1,262,500 –
Short-Term Investments 1,499,835 – 1,499,835 –
Subtotal Investments in Securities $915,176,897 $28,553,300 $885,166,740 $1,456,857
Other Investments  * Total
Affiliated Short-Term Investments 34,890,898
Collateral Held for Securities Loaned 14,974,280
Subtotal Other Investments $49,865,178
Total Investments at Value $965,042,075
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,753,848 1,753,848 – –
Total Asset Derivatives $1,753,848 $1,753,848 $– $–

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $699,966 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 June 2020 $ 17,073,402 $ 1,753,848
Total Futures Long Contracts $ 17,073,402 $ 1,753,848
Total Futures Contracts $ 17,073,402 $1,753,848
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,753,848
Total Interest Rate Contracts 1,753,848
Total Asset Derivatives $1,753,848
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Income
Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 566,027
Total Interest Rate Contracts 566,027
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 117,233
Total Credit Contracts 117,233
Total $683,260
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,878,359
Total Interest Rate Contracts 1,878,359
Total $1,878,359
The following table presents Income Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $17,263,643
Futures - Short (806,043)
Credit Contracts
Credit Default Swaps - Buy Protection (998)

Income Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $90,196 $192,024 $247,325 $ 34,891 3,489 3.7%
Total Affiliated Short-Term Investments 90,196 34,891 3.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,587 43,409 37,022 14,974 14,974 1.6
Total Collateral Held for Securities Loaned 8,587 14,974 1.6
Total Value $98,783 $49,865
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(90) $86 $1 $748
Total Income/Non Income Cash from Affiliated Investments $748
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $(90) $86 $1

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Australia (4.6%)
112,039 Commonwealth Bank of Australia $ 4,525,971 0.6%
57,546 CSL, Ltd. 11,470,464 1.6%
Other Securities
^
17,539,302 2.4%
Total 33,535,737
Austria (0.3%)
Other Securities
^
1,964,927 0.3%
Total 1,964,927
Belgium (0.3%)
Other Securities
^
1,887,154 0.3%
Total 1,887,154
Bermuda (0.1%)
Other Securities
^
627,824 0.1%
Total 627,824
Brazil (0.5%)
Other Securities
^
3,771,775 0.5%
Total 3,771,775
Canada (6.5%)
99,762 CGI, Inc.
a
6,362,206 0.9%
400,644 CI Financial Corporation 4,256,995 0.6%
106,951 Granite REIT 4,886,730 0.7%
149,467 Northland Power, Inc. 3,207,428 0.4%
96,262 Sun Life Financial, Inc. 3,299,443 0.4%
185,178 Toronto-Dominion Bank 7,737,313 1.1%
Other Securities
^
18,130,887 2.4%
Total 47,881,002
Cayman Islands (1.7%)
100,890 Tencent Holdings, Ltd. 5,303,731 0.7%
Other Securities
^
7,137,565 1.0%
Total 12,441,296
Chile (0.1%)
Other Securities
^
430,093 0.1%
Total 430,093
China (2.6%)
28,642 Alibaba Group Holding, Ltd. ADR
a
5,804,874 0.8%
Other Securities
^
13,304,053 1.8%
Total 19,108,927
Colombia (<0.1%)
Other Securities
^
38,158 <0.1%
Total 38,158
Czech Republic (<0.1%)
Other Securities
^
18,840 <0.1%
Total 18,840
Denmark (1.9%)
129,198 Novo Nordisk AS 8,241,544 1.1%
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Denmark (1.9%) - continued
Other Securities
^
$ 5,535,504 0.8%
Total 13,777,048
Egypt (<0.1%)
Other Securities
^
81,359 <0.1%
Total 81,359
Finland (0.6%)
Other Securities
^
4,176,190 0.6%
Total 4,176,190
France (4.7%)
110,128 Legrand SA 7,424,495 1.0%
13,312 LVMH Moet Hennessy Louis
Vuitton SE 5,146,346 0.7%
86,543 Schneider Electric SE
a
7,997,679 1.1%
102,785 Total SA 3,648,102 0.5%
Other Securities
^
10,659,971 1.4%
Total 34,876,593
Germany (5.0%)
53,327 Allianz SE 9,813,883 1.3%
37,151 Deutsche Boerse AG 5,759,858 0.8%
174,851 TAG Immobilien AG 3,829,897 0.5%
Other Securities
^
17,181,370 2.4%
Total 36,585,008
Greece (<0.1%)
Other Securities
^
404,690 <0.1%
Total 404,690
Hong Kong (1.5%)
Other Securities
^
10,922,728 1.5%
Total 10,922,728
India (1.0%)
Other Securities
^
7,736,261 1.0%
Total 7,736,261
Indonesia (0.1%)
Other Securities
^
769,991 0.1%
Total 769,991
Ireland (0.1%)
Other Securities
^
912,186 0.1%
Total 912,186
Israel (1.2%)
1,470,817 Israel Discount Bank, Ltd. 4,771,792 0.7%
Other Securities
^
4,084,192 0.5%
Total 8,855,984
Italy (2.1%)
74,271 Recordati SPA 3,234,345 0.5%
Other Securities
^
11,977,191 1.6%
Total 15,211,536

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Japan (20.7%)
16,500 Chugai Pharmaceutical
Company, Ltd. $ 1,966,828 0.3%
107,600 Denso Corporation 3,782,328 0.5%
220,600 Mitsubishi Corporation 4,678,483 0.7%
356,700 Mitsui & Company, Ltd. 4,978,941 0.7%
443,100 Sumitomo Electric Industries,
Ltd. 4,558,813 0.6%
Other Securities
^
131,932,401 17.9%
Total 151,897,794
Jersey (0.3%)
Other Securities
^
2,100,101 0.3%
Total 2,100,101
Luxembourg (<0.1%)
Other Securities
^
105,184 <0.1%
Total 105,184
Malaysia (0.1%)
Other Securities
^
654,566 0.1%
Total 654,566
Mexico (0.2%)
Other Securities
^
1,498,447 0.2%
Total 1,498,447
Netherlands (4.3%)
22,040 ASML Holding NV 6,437,590 0.9%
42,782 Euronext NV
b
3,591,736 0.5%
105,580 Koninklijke Philips NV 4,602,515 0.6%
Other Securities
^
16,816,921 2.3%
Total 31,448,762
New Zealand (0.1%)
Other Securities
^
545,092 0.1%
Total 545,092
Norway (1.6%)
319,481 DnB ASA 3,868,247 0.5%
267,499 Entra ASA
b
3,368,035 0.5%
Other Securities
^
4,650,432 0.6%
Total 11,886,714
Panama (<0.1%)
Other Securities
^
17,880 <0.1%
Total 17,880
Peru (<0.1%)
Other Securities
^
129,322 <0.1%
Total 129,322
Philippines (<0.1%)
Other Securities
^
142,710 <0.1%
Total 142,710
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Poland (0.1%)
Other Securities
^
$ 1,105,614 0.1%
Total 1,105,614
Portugal (<0.1%)
Other Securities
^
51,080 <0.1%
Total 51,080
Russian Federation (0.5%)
Other Securities
^
3,596,428 0.5%
Total 3,596,428
Singapore (0.9%)
230,400 DBS Group Holdings, Ltd. 3,243,827 0.5%
Other Securities
^
3,187,862 0.4%
Total 6,431,689
South Africa (0.4%)
Other Securities
^
3,015,250 0.4%
Total 3,015,250
South Korea (1.2%)
78,948 Samsung Electronics Company,
Ltd. 3,246,149 0.5%
Other Securities
^
5,609,930 0.7%
Total 8,856,079
Spain (2.3%)
79,560 Amadeus IT Holding SA 3,797,614 0.5%
Other Securities
^
12,987,739 1.8%
Total 16,785,353
Sweden (2.8%)
172,153 AB Industrivarden
a
3,522,767 0.5%
Other Securities
^
17,309,876 2.3%
Total 20,832,643
Switzerland (9.6%)
32,630 Baloise Holding AG 4,882,016 0.6%
99,420 Nestle SA 10,529,575 1.4%
142,137 Novartis AG 12,129,754 1.6%
49,673 PSP Swiss Property AG 5,770,381 0.8%
38,429 Roche Holding AG 13,307,862 1.8%
3,542 Roche Holding AG-BR 1,230,158 0.2%
9,713 Swiss Life Holding AG 3,444,458 0.5%
Other Securities
^
19,328,458 2.7%
Total 70,622,662
Taiwan (1.7%)
405,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,091,813 0.6%
Other Securities
^
8,358,457 1.1%
Total 12,450,270
Thailand (0.3%)
Other Securities
^
2,033,030 0.3%
Total 2,033,030

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Turkey (0.1%)
Other Securities
^
$ 569,680 0.1%
Total 569,680
United Kingdom (10.0%)
561,994 GlaxoSmithKline plc 11,724,593 1.6%
140,011 Halma plc 3,680,925 0.5%
1,500,178 HSBC Holdings plc 7,710,819 1.1%
874,231 Moneysupermarket.com Group
plc 3,483,168 0.5%
227,271 Royal Dutch Shell plc, Class A 3,741,830 0.5%
252,449 Royal Dutch Shell plc, Class B 4,041,347 0.6%
385,221 Sage Group plc 3,098,123 0.4%
74,372 Unilever plc 3,829,556 0.5%
Other Securities
^
32,232,307 4.3%
Total 73,542,668
United States (0.1%)
Other Securities
^
601,001 0.1%
Total 601,001
Total Common Stock
(cost $723,358,488) 676,935,326
Preferred Stock ( <0.1% )
% of Net
Assets
South Korea (0.1%)
Other Securities
^
813,290 0.1%
Total 813,290
Total Preferred Stock
(cost $238,868) 813,290
Principal
Amount
Long-Term Fixed Income
( <0.1% )
% of Net
Assets
Venezuela (<0.1%)
Other Securities
^
361,488 <0.1%
Total 361,488
Total Long-Term Fixed Income
(cost $3,822,422) 361,488
Shares or
Principal
Amount Short-Term Investments ( 10.1% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
3,400,000 0.150%, 6/23/2020
c,d
3,399,499 0.5%
5,500,000 0.150%, 7/31/2020
c,d
5,498,332 0.8%
17,800,000 0.006% - 0.900%,
5/7/2020 - 8/4/2020
c,d
17,797,458 2.3%
Thrivent Core Short-Term
Reserve Fund
Shares or
Principal
Amount Short-Term Investments ( 10.1% ) Value
% of Net
Assets
31,426,320
1.450%
d
$ 47
,263,200 6.5%
Total Short-Term Investments
($73,880,330) 73,958,489
Total Investments (cost
$801,300,108) 102.4% $752,068,593
Other Assets and Liabilities,
Net (2.4%) (17,624,259)
Total Net Assets 100.0% $734,444,334
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $18,333,611 or 2.5% of total
net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $55,982,269
Gross unrealized depreciation (111,043,529)
Net unrealized appreciation (depreciation) ($55,061,260)
Cost for federal income tax purposes $811,708,994

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 31,953,344 940,293 31,013,050 1
Consumer Discretionary 70,733,491 8,619,218 62,114,273 –
Consumer Staples 51,114,287 206,499 50,907,788 –
Energy 24,390,252 1,381,871 23,008,381 –
Financials 128,958,695 580,216 128,378,479 –
Health Care 101,962,208 382,082 101,580,126 –
Industrials 86,764,710 124,547 86,640,163 –
Information Technology 81,302,929 1,886,094 79,416,835 –
Materials 41,070,001 574,740 40,338,729 156,532
Real Estate 44,994,014 – 44,993,720 294
Utilities 13,691,395 – 13,691,395 –
Preferred Stock
Information Technology 813,290 – 813,290 –
Long-Term Fixed Income
Energy 361,488 – 361,488 –
Short-Term Investments 26,695,289 – 26,695,289 –
Subtotal Investments in Securities $704,805,393 $14,695,560 $689,953,006 $156,827
Other Investments  * Total
Affiliated Short-Term Investments 47,263,200
Subtotal Other Investments $47,263,200
Total Investments at Value $752,068,593
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,634,761 8,634,761 – –
Total Asset Derivatives $8,634,761 $8,634,761 $– $–
Liability Derivatives
Futures Contracts 4,055,620 4,055,620 – –
Total Liability Derivatives $4,055,620 $4,055,620 $– $–

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $22,028,926 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 265 June 2020 $ 37,324,524 ( $ 1,012,899)
Eurex Euro STOXX 50 Index 1,186 June 2020 31,733,949 5,670,937
FTSE 100 Index 1 June 2020 62,428 11,416
ICE mini MSCI EAFE Index 403 June 2020 30,064,410 2,947,335
TSE Tokyo Price Index 1 June 2020 130,415 5,073
Total Futures Long Contracts $ 99,315,726 $ 7,621,862
ICE US mini MSCI Emerging Markets Index (580) June 2020 ( $ 23,228,379) ( $ 3,042,721 )
Total Futures Short Contracts ( $ 23,228,379) ($3,042,721)
Total Futures Contracts $ 76,087,347 $4,579,141
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for International Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,634,761
Total Equity Contracts 8,634,761
Total Asset Derivatives $8,634,761
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,012,899
Total Foreign Exchange Contracts 1,012,899
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,042,721
Total Equity Contracts 3,042,721
Total Liability Derivatives $4,055,620
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for International
Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 263,920
Total Interest Rate Contracts 263,920
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (30,255,862)
Total Return Swaps Net realized gains/(losses) on Swap agreements 546
Total Equity Contracts (30,255,316)
Total ($29,991,396)

International Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,594,913)
Total Foreign Exchange Contracts (1,594,913)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,850,258
Total Equity Contracts 1,850,258
Total $255,345
The following table presents International Allocation Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $165,532,599
Futures - Short (29,457,849)
Total Rate of Return Swaps - Long 3,344
Total Rate of Return Swaps - Short (3,332)
Foreign Exchange Contracts
Futures - Long 54,835,501
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $125,089 $144,347 $222,193 $47,263 4,726 6.5%
Total Affiliated Short-Term Investments 125,089 47,263 6.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 526 526 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $125,089 $47,263
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(55) $75 $1 $1,019
Total Income/Non Income Cash from Affiliated Investments $1,019
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $(55) $75 $1

Large Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
c
Shares Common Stock ( 98 .0% ) Value
Communications Services (13.1%)
278,104 Activision Blizzard, Inc. $ 17,723,568
60,468 Alphabet, Inc., Class A
a
81,432,256
164,388 Facebook, Inc.
a
33,651,867
295,501 Live Nation Entertainment, Inc.
a,b
13,259,130
464,012 Uber Technologies, Inc.
a
14,045,643
Total 160,112,464
Consumer Discretionary (19.3%)
62,696 Amazon.com, Inc.
a
155,109,904
206,721 Aptiv plc 14,377,446
16,431 Chipotle Mexican Grill, Inc.
a
14,435,455
144,612 Home Depot, Inc. 31,790,056
229,289 NIKE, Inc. 19,989,415
Total 235,702,276
Consumer Staples (1.2%)
198,307 Philip Morris International, Inc. 14,793,702
Total 14,793,702
Financials (5.1%)
156,681 American Express Company 14,297,141
482,269 Bank of America Corporation 11,598,569
423,482 Charles Schwab Corporation 15,973,741
68,079 S&P Global, Inc. 19,938,978
Total 61,808,429
Health Care (13.1%)
14,682 Amgen, Inc. 3,512,228
93,032 Edwards Lifesciences Corporation
a
20,234,460
42,363 Humana, Inc. 16,175,041
44,958 Intuitive Surgical, Inc.
a
22,968,143
143,622 Novo Nordisk AS ADR 9,095,581
59,891 Stryker Corporation 11,165,479
64,300 Thermo Fisher Scientific, Inc. 21,519,924
45,792 Veeva Systems, Inc.
a
8,737,113
80,538 Vertex Pharmaceuticals, Inc.
a
20,231,146
201,893 Zoetis, Inc. 26,106,784
Total 159,745,899
Industrials (4.2%)
128,814 Honeywell International, Inc. 18,278,707
50,653 Lockheed Martin Corporation 19,707,056
72,786 Norfolk Southern Corporation 12,453,685
Total 50,439,448
Information Technology (39.2%)
65,733 Adobe, Inc.
a
23,245,818
307,700 Apple, Inc. 90,402,260
70,593 Intuit, Inc. 19,046,697
169,564 MasterCard, Inc. 46,625,013
605,898 Microsoft Corporation 108,582,981
102,051 NVIDIA Corporation 29,827,466
169,526 PayPal Holdings, Inc.
a
20,851,698
73,882 Salesforce.com, Inc.
a
11,965,190
94,933 ServiceNow, Inc.
a
33,372,747
300,226 Square, Inc.
a,b
19,556,722
135,491 Texas Instruments, Inc. 15,726,440
331,761 Visa, Inc. 59,292,326
Total 478,495,358
Shares Common Stock ( 98 .0% ) Value
Materials (1.3%)
79,358 Ecolab, Inc. $ 15,355,773
Total 15,355,773
Real Estate (1.5%)
78,399 American Tower Corporation 18,658,962
Total 18,658,962
Total Common Stock
(cost $757,191,964) 1,195,112,311
Shares
Collateral Held for Securities Loaned
( 2 .3% ) Value
28,000,450 Thrivent Cash Management Trust 28,000,450
Total Collateral Held for Securities
Loaned
(cost $28,000,450) 28,000,450
Shares Short-Term Investments ( 1 .7% ) Value
Thrivent Core Short-Term Reserve
Fund
2,098,003 1.450% 20,980,031
Total Short-Term Investments (cost
$20,958,426) 20,980,031
Total Investments (cost
$806,150,840) 102.0% $ 1,244,092,792
Other Assets and Liabilities, Net
(2.0%) (23,933,501)
Total Net Assets 100.0% $ 1,220,159,291
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of
April 30, 2020:
Securities Lending Transactions
Common Stock $ 26,910,287
Total lending $26,910,287
Gross amount payable upon return of
collateral for securities loaned $28,000,450
Net amounts due to counterparty $1,090,163
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 445,371,375
Gross unrealized depreciation (8,867,226)
Net unrealized appreciation (depreciation) $ 436,504,149
Cost for federal income tax purposes $ 807,588,643

Large Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 160,112,464 160,112,464 – –
Consumer Discretionary 235,702,276 235,702,276 – –
Consumer Staples 14,793,702 14,793,702 – –
Financials 61,808,429 61,808,429 – –
Health Care 159,745,899 159,745,899 – –
Industrials 50,439,448 50,439,448 – –
Information Technology 478,495,358 478,495,358 – –
Materials 15,355,773 15,355,773 – –
Real Estate 18,658,962 18,658,962 – –
Subtotal Investments in Securities $ 1,195,112,311 $ 1,195,112,311 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 20,980,031
Collateral Held for Securities Loaned 28,000,450
Subtotal Other Investments $ 48,980,481
Total Investments at Value $ 1,244,092,792
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ 20,205 $ 105,717 $ 104,936 $ 20,980 2,098 1.7%
Total Affiliated Short-Term Investments 20,205 20,980 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,432 31,956 6,388 28,000 28,000 2.3
Total Collateral Held for Securities Loaned 2,432 28,000 2.3
Total Value $ 22,637 $ 48,980
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(28) $22 $ 0 $194
Total Income/Non Income Cash from Affiliated Investments $194
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total $(28) $22 $ 0

Large Cap Value Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Shares Common Stock ( 98.2% ) Value
Communications Services (9.0%)
12,640 Alphabet, Inc., Class C
a
$ 17,047,062
701,520 Comcast Corporation 26,398,198
41,050 Discovery, Inc., Class A
a,b
920,341
744,029 Verizon Communications, Inc. 42,744,466
136,229 ViacomCBS , Inc. 2,351,313
Total 89,461,380
Consumer Discretionary (7.0%)
123,738 Aptiv plc 8,605,978
7,501 AutoZone, Inc.
a
7,653,420
184,901 D.R. Horton, Inc. 8,731,025
277,941 Lowe's Companies, Inc. 29,114,320
38,950 Mohawk Industries, Inc.
a
3,416,694
183,720 Sony Corporation ADR 11,804,010
Total 69,325,447
Consumer Staples (3.9%)
58,160 Kimberly-Clark Corporation 8,053,997
254,533 Wal-Mart Stores, Inc. 30,938,486
Total 38,992,483
Energy (6.6%)
460,632 BP plc ADR 10,963,042
144,597 Chevron Corporation 13,302,924
124,920 ConocoPhillips 5,259,132
322,073 Enterprise Products Partners, LP 5,655,602
102,700 Exxon Mobil Corporation 4,772,469
313,150 Halliburton Company 3,288,075
794,425 Marathon Oil Corporation 4,861,881
278,710 Marathon Petroleum Corporation 8,941,017
98,591 Pioneer Natural Resources Company 8,805,162
Total 65,849,304
Financials (19.8%)
254,290 Aflac, Inc. 9,469,760
191,870 American International Group, Inc. 4,879,254
1,486,286 Bank of America Corporation 35,745,178
267,992 Capital One Financial Corporation 17,355,162
75,827 Chubb, Ltd. 8,190,074
632,810 Citigroup, Inc. 30,729,254
90,790 Comerica, Inc. 3,164,939
24,680 Goldman Sachs Group, Inc. 4,526,806
239,182 Hartford Financial Services Group,
Inc. 9,086,524
98,700 J.P. Morgan Chase & Company 9,451,512
455,940 KeyCorp 5,311,701
221,270 MetLife, Inc. 7,983,422
329,930 Morgan Stanley 13,009,140
95,150 PNC Financial Services Group, Inc. 10,149,650
143,290 Raymond James Financial, Inc. 9,445,677
321,870 U.S. Bancorp 11,748,255
221,820 Zions Bancorporations NA 7,011,730
Total 197,258,038
Health Care (18.4%)
39,779 Biogen, Inc.
a
11,807,600
248,770 Centene Corporation
a
16,563,107
84,336 Cigna Holding Company 16,511,302
344,791 CVS Health Corporation 21,221,886
61,593 Gilead Sciences, Inc. 5,173,812
70,520 HCA Healthcare, Inc. 7,748,738
216,670 Johnson & Johnson 32,509,167
257,813 Medtronic plc 25,170,283
Shares Common Stock ( 98.2% ) Value
Health Care (18.4%) - continued
379,502 Merck & Company, Inc. $ 30,109,689
318,590 Pfizer, Inc. 12,221,112
39,122 Zimmer Biomet Holdings, Inc. 4,682,903
Total 183,719,599
Industrials (10.5%)
25,230 Boeing Company 3,557,935
459,940 Carrier Global Corporation
a
8,145,538
106,920 CSX Corporation 7,081,312
303,110 Delta Air Lines, Inc. 7,853,580
88,060 General Dynamics Corporation 11,502,397
120,233 Honeywell International, Inc. 17,061,063
83,379 Ingersoll - Rand, Inc.
a
2,424,661
369,900 Johnson Controls International plc 10,767,789
47,840 Kansas City Southern 6,245,512
103,820 Otis Worldwide Corporation
a
5,285,476
68,050 Parker-Hannifin Corporation 10,760,066
207,640 Raytheon Technologies Corporation 13,457,148
Total 104,142,477
Information Technology (15.9%)
54,390 Apple, Inc. 15,979,782
1,077,770 Cisco Systems, Inc. 45,675,892
256,881 Microsoft Corporation 46,035,644
140,090 Oracle Corporation 7,420,567
113,300 QUALCOMM, Inc. 8,913,311
12,534 Samsung Electronics Company, Ltd.
GDR 13,024,480
135,082 Texas Instruments, Inc. 15,678,968
44,100 VMware, Inc.
a,b
5,800,032
Total 158,528,676
Materials (2.6%)
262,560 CF Industries Holdings, Inc. 7,220,400
203,966 Eastman Chemical Company 12,341,983
153,440 Nucor Corporation 6,320,193
Total 25,882,576
Real Estate (1.6%)
188,182 American Campus Communities, Inc. 6,640,943
30,069 AvalonBay Communities, Inc. 4,899,743
339,710 Host Hotels & Resorts, Inc. 4,181,830
Total 15,722,516
Utilities (2.9%)
562,483 Exelon Corporation 20,856,870
199,026 FirstEnergy Corporation 8,213,803
Total 29,070,673
Total Common Stock
(cost $843,563,079) 977,953,169
Shares
Collateral Held for Securities Loaned
( 0.7% ) Value
6,701,150 Thrivent Cash Management Trust 6,701,150
Total Collateral Held for Securities
Loaned
(cost $6,701,150) 6,701,150

Large Cap Value Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,186,365 1.450% $ 21,863,655
Total Short-Term Investments (cost
$21,840,827) 21,863,655
Total Investments (cost
$872,105,056) 101.1% $1,006,517,974
Other Assets and Liabilities, Net
(1.1%) (10,612,229)
Total Net Assets 100.0% $995,905,745
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of April
30, 2020:
Securities Lending Transactions
Common Stock $ 6,334,102
Total lending $6,334,102
Gross amount payable upon return of
collateral for securities loaned $6,701,150
Net amounts due to counterparty $367,048
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 240,297,939
Gross unrealized depreciation (106,059,301)
Net unrealized appreciation (depreciation) $ 134,238,638
Cost for federal income tax purposes $ 872,279,336
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 89,461,380 89,461,380 – –
Consumer Discretionary 69,325,447 69,325,447 – –
Consumer Staples 38,992,483 38,992,483 – –
Energy 65,849,304 65,849,304 – –
Financials 197,258,038 197,258,038 – –
Health Care 183,719,599 183,719,599 – –
Industrials 104,142,477 104,142,477 – –
Information Technology 158,528,676 145,504,196 13,024,480 –
Materials 25,882,576 25,882,576 – –
Real Estate 15,722,516 15,722,516 – –
Utilities 29,070,673 29,070,673 – –
Subtotal Investments in Securities $977,953,169 $964,928,689 $13,024,480 $–
Other Investments  * Total
Affiliated Short-Term Investments 21,863,655
Collateral Held for Securities Loaned 6,701,150
Subtotal Other Investments $28,564,805
Total Investments at Value $1,006,517,974
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $38,341 $42,974 $59,448 $21,864 2,186 2.2%
Total Affiliated Short-Term Investments 38,341 21,864 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 31,912 25,211 6,701 6,701 0.7
Total Collateral Held for Securities Loaned – 6,701 0.7
Total Value $38,341 $28,565
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(26) $23 $0 $287
Total Income/Non Income Cash from Affiliated Investments $287
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total $(26) $23 $0

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Principal
Amount
Long-Term Fixed Income
( 96.0% ) Value
% of Net
Assets
Asset-Backed Securities (16.8%)
Ares XXXVII CLO, Ltd.
$ 4,000,000 2.389%, (LIBOR 3M +
1.170%), 10/15/2030,
Ser. 2015-4A, Class A1R
a,b
$ 3,864,960 0.4%
Assurant CLO III, Ltd.
4,700,000 2.365%, (LIBOR 3M +
1.230%), 10/20/2031,
Ser. 2018-2A, Class A
a,b
4,483,814 0.4%
Benefit Street Partners CLO IV,
Ltd.
5,400,000 2.385%, (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
5,320,323 0.5%
CBAM, Ltd.
5,000,000 2.499%, (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,848,290 0.4%
Cedar Funding VI CLO, Ltd.
6,000,000 2.225%, (LIBOR 3M +
1.090%), 10/20/2028,
Ser. 2016-6A, Class AR
a,b
5,746,578 0.5%
Education Funding Trust
5,032,405 2.790%, 7/25/2041, Ser.
2020-A, Class A
a
5,020,421 0.5%
Garrison BSL CLO, Ltd.
6,000,000 2.105%, (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
5,804,040 0.5%
GM Financial Automobile
Leasing Trust
6,500,000 3.080%, 12/20/2022,
Ser. 2019-1, Class A4 6,592,262 0.6%
Golub Capital Partners, Ltd.
6,000,000 2.285%, (LIBOR 3M +
1.150%), 10/20/2028,
Ser. 2018-39A, Class A1
a,b
5,781,516 0.5%
Invitation Homes Trust
4,232,073 1.851%, (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
4,118,545 0.4%
OZLM VIII, Ltd.
4,363,492 2.305%, (LIBOR 3M +
1.170%), 10/17/2029,
Ser. 2014-8A, Class
A1RR
a,b
4,179,736 0.4%
RCO Mortgage, LLC
6,810,735 4.458%, 10/25/2023,
Ser. 2018-2, Class A1
a,c
6,549,710 0.6%
THL Credit Wind River CLO, Ltd.
6,000,000 2.365%, (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
5,757,090 0.5%
Upstart Securitization Trust
5,135,706 2.322%, 4/22/2030, Ser.
2020-1, Class A
a
4,777,871 0.4%
Vericrest Opportunity Loan
Transferee
4,104,909 3.352%, 9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
3,682,356 0.3%
Principal
Amount
Long-Term Fixed Income
( 96.0% ) Value
% of Net
Assets
Asset-Backed Securities (16.8%) - continued
Other Securities
^
$ 107,259,122 9.9%
Total 183,786,634
Basic Materials (0.8%)
Other Securities
^
9,042,350 0.8%
Total 9,042,350
Capital Goods (1.9%)
Other Securities
^
20,505,589 1.9%
Total 20,505,589
Collateralized Mortgage Obligations (18.0%)
Ajax Mortgage Loan Trust
4,668,523 2.956%, 9/25/2065, Ser.
2019-D, Class A1
a
4,690,800 0.4%
Banc of America Funding Trust
1,540,957 5.750%, 3/25/2036, Ser.
2006-3, Class 3A1 1,518,746 0.1%
952,439 3.442%, 1/25/2035,
Ser. 2004-D, Class 4A1
b
829,491 0.1%
BRAVO Residential Funding
Trust
4,123,804 2.748%, 11/25/2059,
Ser. 2019-NQM2, Class
A1
a,b
4,089,867 0.4%
Countrywide Alternative Loan
Trust
168,541 5.500%, 11/25/2035,
Ser. 2005-49CB, Class A1 153,839 <0.1%
Credit Suisse Mortgage Capital
Certificates
5,000,000 1.794%, (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
4,866,350 0.4%
4,747,513 3.322%, 10/25/2058,
Ser. 2019-RPL8, Class
A1
a,b
4,561,394 0.4%
Deephaven Residential
Mortgage Trust
4,308,040 2.791%, 10/25/2059,
Ser. 2019-4A, Class A1
a,b
4,296,234 0.4%
Federal National Mortgage
Association - REMIC
4,269,673 4.000%, 3/25/2029, Ser.
2012-74, Class V 4,524,173 0.4%
8,734,270 3.000%, 2/25/2040, Ser.
2018-13, Class EB 8,931,266 0.8%
5,968,205 3.000%, 8/25/2041, Ser.
2015-80, Class LA 6,152,358 0.6%
5,137,045 3.000%, 2/25/2044, Ser.
2016-81, Class PA 5,482,388 0.5%
949,068 3.000%, 1/25/2041, Ser.
2015-79, Class BA 974,907 0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
74,600 2.250%, 6/25/2025, Ser.
2010-58, Class PT 74,890 <0.1%

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Principal
Amount
Long-Term Fixed Income
( 96.0% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (18.0%) -
continued
GCAT Trust
$ 3,442,539 2.985%, 2/25/2059, Ser.
2019-NQM1, Class A1
a,c
$ 3,493,157 0.3%
Homeward Opportunities Fund
I Trust
4,080,565 3.454%, 1/25/2059, Ser.
2019-1, Class A1
a,b
4,043,482 0.4%
Merrill Lynch Mortgage Investors
Trust
249,788 1.672%, (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
245,812 <0.1%
Mortgage Equity Conversion
Asset Trust
1,212,027 0.660%, (CMT 1Y +
0.490%), 1/25/2042, Ser.
2007-FF1, Class A
a,b
1,120,501 0.1%
1,195,825 0.650%, (CMT 1Y +
0.470%), 2/25/2042, Ser.
2007-FF2, Class A
a,b
1,115,754 0.1%
Pretium Mortgage Credit
Partners, LLC
5,802,724 2.858%, 5/27/2059, Ser.
2020-NPL1, Class A1
a,c
5,185,166 0.5%
RCO Mortgage, LLC
3,665,544 3.475%, 11/25/2024, Ser.
2019-2, Class A1
a,c
3,551,593 0.3%
Specialty Underwriting and
Residential Finance Trust
3,769,213 1.467%, (LIBOR 1M +
0.980%), 10/25/2035,
Ser. 2004-BC4, Class A2C
b
3,431,439 0.3%
3,195,358 1.487%, (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,685,951 0.2%
Toorak Mortgage Corporation
4,000,000 4.375%, 8/25/2021, Ser.
2018-1, Class A1
a,c
3,589,657 0.3%
6,000,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
a,c
5,378,812 0.5%
3,500,000 2.734%, 3/25/2023, Ser.
2020-1, Class A1
a,c
3,524,585 0.3%
Vericrest Opportunity Loan
Transferee
4,337,009 3.376%, 11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,909,598 0.4%
Verus Securitization Trust
4,124,476 3.211%, 5/25/2059, Ser.
2019-2, Class A1
a,b
4,129,346 0.4%
Other Securities
^
101,073,988 9.3%
Total 197,625,544
Commercial Mortgage-Backed Securities
(0.3%)
Federal National Mortgage
Association - ACES
1,980,584 3.560%, 9/25/2021, Ser.
2018-M5, Class A2
b
2,011,026 0.2%
Other Securities
^
1,021,505 0.1%
Total 3,032,531
Principal
Amount
Long-Term Fixed Income
( 96.0% ) Value
% of Net
Assets
Communications Services (2.3%)
Other Securities
^
$ 25,531,758 2.3%
Total 25,531,758
Consumer Cyclical (2.6%)
Other Securities
^
28,649,740 2.6%
Total 28,649,740
Consumer Non-Cyclical (5.5%)
Other Securities
^
60,410,986 5.5%
Total 60,410,986
Energy (2.7%)
Other Securities
^
29,602,871 2.7%
Total 29,602,871
Financials (15.4%)
Bank of America Corporation
2,150,000 4.200%, 8/26/2024 2,324,914 0.2%
2,100,000 2.456%, 10/22/2025
b
2,150,905 0.2%
1,500,000 2.816%, 7/21/2023
b
1,540,868 0.1%
1,000,000 3.458%, 3/15/2025
b
1,056,228 0.1%
Other Securities
^
162,249,662 14.8%
Total 169,322,577
Foreign Government (0.1%)
Other Securities
^
818,484 0.1%
Total 818,484
Mortgage-Backed Securities (5.9%)
Federal National Mortgage
Association
7,665,545 3.500% - 4.500%,
5/1/2048 - 8/1/2049 8,134,782 0.8%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
21,300,000 2.000%, 6/1/2034
d
21,937,336 2.0%
16,100,000 2.500%, 6/1/2034
d
16,816,324 1.5%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
4,800,000 2.500%, 5/1/2050
d
4,998,188 0.5%
5,408,788 3.000% - 4.000%,
7/1/2048 - 6/1/2049
d
5,728,512 0.5%
238,637 3.443%, (LIBOR 12M +
1.482%), 1/1/2043
b
245,106 <0.1%
Other Securities
^
7,369,887 0.6%
Total 65,230,135
Technology (2.2%)
Other Securities
^
24,113,993 2.2%
Total 24,113,993

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount
Long-Term Fixed Income
( 96.0% ) Value
% of Net
Assets
Transportation (1.9%)
Other Securities
^
$ 21,010,660 1.9%
Total 21,010,660
U.S. Government & Agencies (16.5%)
Federal Home Loan Bank
8,000,000 2.500%, 2/13/2024 8,614,466 0.8%
3,500,000 1.500%, 8/15/2024 3,653,347 0.3%
Federal National Mortgage
Association
3,500,000 2.875%, 9/12/2023 3,788,899 0.3%
U.S. Treasury Bonds
6,750,000 5.500%, 8/15/2028 9,447,627 0.9%
20,590,000 2.625%, 2/15/2029 24,140,971 2.2%
4,245,000 1.500% - 2.250%,
11/15/2027 - 2/15/2030 4,646,285 0.4%
U.S. Treasury Notes
29,000,000 1.500%, 9/30/2021 29,540,351 2.7%
21,400,000 2.500%, 1/15/2022 22,235,937 2.0%
13,845,000 2.000%, 11/30/2022 14,472,352 1.3%
7,000,000 1.375%, 2/15/2023 7,221,484 0.7%
3,875,000 2.750%, 7/31/2023 4,185,454 0.4%
12,225,000 1.250%, 8/31/2024 12,704,927 1.2%
21,000,000 2.625%, 1/31/2026 23,583,164 2.2%
11,850,000 1.125% - 2.875%,
2/28/2022 - 7/31/2025 12,601,092 1.1%
Total 180,836,356
Utilities (3.1%)
Other Securities
^
33,592,566 3.1%
Total 33,592,566
Total Long-Term Fixed Income
(cost $1,051,132,841) 1,053,112,774
Shares
Registered Investment
Companies ( 2.9% ) Value
% of Net
Assets
Unaffiliated  (2.9%)
398,300 Vanguard Short-Term Corporate
Bond ETF 32,294,164 2.9%
Total 32,294,164
Total Registered Investment
Companies (cost $32,056,207) 32,294,164
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
% of Net
Assets
2,969,500 Thrivent Cash Management
Trust 2,969,500 0.3%
Total Collateral Held for
Securities Loaned
(cost $2,969,500) 2,969,500
Shares Preferred Stock ( 0.1% ) Value
% of Net
Assets
Financials (0.1%)
Other Securities
^
$ 1,445,580 0.1%
Total 1,445,580
Total Preferred Stock
(cost $1,490,400)
1,445,580
Shares or
Principal
Amount Short-Term Investments ( 5.4% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
1,700,000 0.130% - 0.180%,
5/20/2020 - 8/4/2020
e,f
1,699,718 0.2%
Thrivent Core Short-Term
Reserve Fund
5,637,925 1.450% 56,379,245 5.2%
U.S. Treasury Bills
660,000 0.035% - 0.105%,
7/16/2020 - 9/24/2020
e,g
659,717 <0.1%
Total Short-Term Investments
(cost $58,638,673) 58,738,680
Total Investments (cost
$1,146,287,621) 104.7% $1,148,560,698
Other Assets and Liabilities,
Net (4.7%) (51,503,627)
Total Net Assets 100.0% $1,097,057,071
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $410,547,302 or 37.4% of total net
assets.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,904,097
Total lending $2,904,097
Gross amount payable upon return of
collateral for securities loaned $2,969,500
Net amounts due to counterparty $65,403
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 25,099,013
Gross unrealized depreciation (28,393,111)
Net unrealized appreciation (depreciation) $ (3,294,098)
Cost for federal income tax purposes $ 1,148,992,280
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 183,786,634 – 183,786,634 –
Basic Materials 9,042,350 – 9,042,350 –
Capital Goods 20,505,589 – 20,505,589 –
Collateralized Mortgage Obligations 197,625,544 – 197,625,544 –
Commercial Mortgage-Backed Securities 3,032,531 – 3,032,531 –
Communications Services 25,531,758 – 25,531,758 –
Consumer Cyclical 28,649,740 – 28,649,740 –
Consumer Non-Cyclical 60,410,986 – 60,410,986 –
Energy 29,602,871 – 29,602,871 –
Financials 169,322,577 – 169,322,577 –
Foreign Government 818,484 – 818,484 –
Mortgage-Backed Securities 65,230,135 – 65,230,135 –
Technology 24,113,993 – 24,113,993 –
Transportation 21,010,660 – 21,010,660 –
U.S. Government & Agencies 180,836,356 – 180,836,356 –
Utilities 33,592,566 – 33,592,566 –
Registered Investment Companies
Unaffiliated 32,294,164 32,294,164 – –
Preferred Stock
Financials 1,445,580 1,445,580 – –
Short-Term Investments 2,359,435 – 2,359,435 –
Subtotal Investments in Securities $1,089,211,953 $33,739,744 $1,055,472,209 $–
Other Investments  * Total
Affiliated Short-Term Investments 56,379,245
Collateral Held for Securities Loaned 2,969,500
Subtotal Other Investments $59,348,745
Total Investments at Value $1,148,560,698
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Reference Description:
CBOT
-
Chicago Board of Trade
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,393,459 1,393,459 – –
Total Asset Derivatives $1,393,459 $1,393,459 $– $–
Liability Derivatives
Futures Contracts 4,177,590 4,177,590 – –
Credit Default Swaps 78,385 – 78,385 –
Total Liability Derivatives $4,255,975 $4,177,590 $78,385 $–
The following table presents Limited Maturity Bond Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $1,699,718 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 350 June 2020 $ 75,756,933 $ 1,393,459
Total Futures Long Contracts $ 75,756,933 $ 1,393,459
CBOT 10-Yr. U.S. Treasury Note (190) June 2020 ( $ 25,592,701) ( $ 829,174)
CBOT 5-Yr. U.S. Treasury Note (811) June 2020 (99,147,789) (2,620,043)
CBOT U.S. Long Bond (28) June 2020 (4,945,027) (123,848)
Ultra 10-Yr. U.S. Treasury Note (66) June 2020 (9,759,538) (604,525)
Total Futures Short Contracts ( $ 139,445,055) ($4,177,590)
Total Futures Contracts ( $ 63,688,122) ($2,784,131)
The following table presents Limited Maturity Bond Fund's swaps contracts held as of April 30, 2020. Investments totaling $659,717 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 4,425,000) $ – ( $ 78,385) ( $ 78,385)
Total Credit Default Swaps $– ($78,385) ($78,385)
1 As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Limited Maturity Bond Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,393,459
Total Interest Rate Contracts 1,393,459
Total Asset Derivatives $1,393,459
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,177,590
Total Interest Rate Contracts 4,177,590
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 78,385
Total Credit Contracts 78,385
Total Liability Derivatives $4,255,975
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Limited
Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (4,233,919)
Total Interest Rate Contracts (4,233,919)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 277,651
Total Credit Contracts 277,651
Total ($3,956,268)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,238,025)
Total Interest Rate Contracts (3,238,025)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (78,385)
Total Credit Contracts (78,385)
Total ($3,316,410)
The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $79,499,452
Futures - Short (129,417,373)
Credit Contracts
Credit Default Swaps - Sell Protection (64,373)

Limited Maturity Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $89,624 $227,749 $260,997 $56,379 5,638 5.1%
Total Affiliated Short-Term Investments 89,624 56,379 5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,520 80,196 78,746 2,970 2,970 0.3
Total Collateral Held for Securities Loaned 1,520 2,970 0.3
Total Value $91,144 $59,349
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(97) $100 $0 $636
Total Income/Non Income Cash from Affiliated Investments $636
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total $(97) $100 $0

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Shares Common Stock ( 95.6% ) Value
Communications Services (9.5%)
1,815 Auto Trader Group plc
a
$ 10,448
1,954 BCE, Inc. 79,019
8,059 Deutsche Telekom AG
b
117,820
1,704 Elisa Oyj 103,550
700 Hakuhodo Dy Holdings, Inc. 7,755
286,000 HKT Trust and HKT, Ltd. 461,524
525 IAC/InterActiveCorp
b
117,327
19,719 Koninklijke (Royal) KPN NV 45,420
4,600 Nippon Telegraph & Telephone
Corporation 104,759
16,700 NTT DOCOMO, Inc. 492,169
12,567 Orange SA 152,678
376,000 PCCW, Ltd. 230,332
2,177 Proximus SA 46,465
965 Rogers Communications, Inc. 40,418
38,542 Telecom Italia SPA
b
15,305
9,780 Verizon Communications, Inc. 561,861
Total 2,586,850
Consumer Discretionary (7.3%)
217 AutoZone, Inc.
b
221,409
62 Hermes International 45,326
1,514 Home Depot, Inc. 332,823
800 Iida Group Holdings Company, Ltd. 10,626
2,633 McDonald's Corporation 493,845
4,700 Nissan Motor Company, Ltd. 15,998
500 Oriental Land Company, Ltd. 63,223
3,800 Rinnai Corporation 287,833
310 Ross Stores, Inc. 28,322
3,700 SHIMAMURA Company, Ltd. 233,272
7,208 SmartCentres REIT 110,402
3,037 TJX Companies, Inc. 148,965
Total 1,992,044
Consumer Staples (15.0%)
735 Carlsberg AS 92,722
124 Clorox Company 23,119
9,717 Coca-Cola Company 445,913
2,426 Colgate-Palmolive Company 170,475
310 Hershey Company 41,053
1,132 Hormel Foods Corporation 53,034
16,100 Japan Tobacco, Inc. 299,831
5,084 Koninklijke Ahold Delhaize NV 123,442
3,800 Lawson, Inc. 197,522
37 Lindt & Spruengli AG 288,230
685 Loblaw Companies, Ltd. 33,710
918 Mondelez International, Inc. 47,222
3,951 Nestle SA 418,451
7,176 Orkla ASA 64,820
3,907 PepsiCo, Inc. 516,857
4,496 Procter & Gamble Company 529,943
7,600 Seven & I Holdings Company, Ltd. 251,690
5,200 Sundrug Company, Ltd. 178,040
850 Sysco Corporation 47,829
561 Unilever NV 27,938
1,955 Wal-Mart Stores, Inc. 237,630
Total 4,089,471
Financials (11.2%)
372 Alleghany Corporation 198,540
1,959 Allstate Corporation 199,269
3,071 American Financial Group, Inc. 203,423
1,201 Aon plc 207,377
3,729 Arthur J. Gallagher & Company 292,727
1,920 Baloise Holding AG 287,265
Shares Common Stock ( 95.6% ) Value
Financials (11.2%) - continued
3,972 Bank Leumi Le-Israel BM $ 21,402
1,988 Berkshire Hathaway, Inc.
b
372,472
1,008 Chubb, Ltd. 108,874
10,398 CI Financial Corporation 110,483
986 CME Group, Inc. 175,715
799 Deutsche Boerse AG 123,876
800 Hang Seng Bank, Ltd. 13,992
9,561 Israel Discount Bank, Ltd. 31,019
3,700 Japan Post Bank Company, Ltd. 34,355
85 Markel Corporation
b
73,596
3,291 Marsh & McLennan Companies, Inc. 320,313
69 Reinsurance Group of America, Inc. 7,223
6,539 Toronto-Dominion Bank 273,220
Total 3,055,141
Health Care (12.7%)
703 Abbott Laboratories 64,739
107 Amgen, Inc. 25,596
493 Baxter International, Inc. 43,768
2,430 Danaher Corporation 397,208
1,411 Eli Lilly and Company 218,197
7,448 GlaxoSmithKline plc 155,384
4,017 Johnson & Johnson 602,711
2,633 Medtronic plc 257,060
4,601 Merck & Company, Inc. 365,043
2,354 Novartis AG 200,887
4,207 Novo Nordisk AS 268,364
1,506 Roche Holding AG 521,524
244 Sonova Holding AG 44,070
562 Stryker Corporation 104,774
670 UnitedHealth Group, Inc. 195,955
Total 3,465,280
Industrials (8.7%)
407 AMETEK, Inc. 34,135
896 Carrier Global Corporation
b
15,868
561 Geberit AG 250,881
539 General Dynamics Corporation 70,404
1,946 Honeywell International, Inc. 276,137
600 Keio Corporation 33,941
1,700 Kintetsu Group Holdings Company,
Ltd. 81,210
300 Kyushu Railway Company 8,071
867 Lockheed Martin Corporation 337,315
8,300 Mitsubishi Corporation 176,026
400 Mitsui & Company, Ltd. 5,583
448 Otis Worldwide Corporation
b
22,808
896 Raytheon Technologies Corporation 58,070
6,255 RELX plc 141,123
4,776 Republic Services, Inc. 374,152
100 Sumitomo Corporation 1,131
1,255 Verisk Analytics, Inc. 191,802
750 Waste Connections, Inc. 64,433
2,222 Waste Management, Inc. 222,244
Total 2,365,334
Information Technology (9.2%)
1,385 Accenture plc 256,488
1,593 Amphenol Corporation 140,598
1,168 Automatic Data Processing, Inc. 171,334
8,400 Canon, Inc. 176,695
4,633 CGI, Inc.
b
295,464
1,954 Cisco Systems, Inc. 82,811
555 Citrix Systems, Inc. 80,481
623 Fiserv, Inc.
b
64,206

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Shares Common Stock ( 95.6% ) Value
Information Technology (9.2%) - continued
48 Jack Henry & Associates, Inc. $ 7,850
1,137 MasterCard, Inc. 312,641
1,602 Microsoft Corporation 287,094
356 Motorola Solutions, Inc. 51,196
6,299 Paychex, Inc. 431,608
864 Synopsys, Inc.
b
135,752
Total 2,494,218
Materials (5.2%)
1,464 Agnico Eagle Mines, Ltd. 85,540
10,096 Barrick Gold Corporation 259,880
1,222 Franco-Nevada Corporation 161,560
13,226 Kinross Gold Corporation
b
87,424
4,880 Kirkland Lake Gold, Ltd. 201,728
6,175 Newmont Mining Corporation 367,289
2,100 Nippon Steel Corporation 17,669
21,900 Toray Industries, Inc. 100,405
3,705 Wheaton Precious Metals
Corporation 139,901
Total 1,421,396
Real Estate (10.3%)
562 American Tower Corporation 133,756
140,644 Ascendas REIT 294,126
1,552 AvalonBay Communities, Inc. 252,899
1,778 Camden Property Trust 156,589
58,100 CapitaLand Mall Trust 77,302
1,500 Daito Trust Construction Company,
Ltd. 142,628
6,636 Equity Residential 431,738
134,900 Mapletree Commercial Trust 185,755
5,457 National Retail Properties, Inc. 178,117
8,906 Quebecor, Inc. 193,930
19,382 RioCan REIT 221,397
4,542 Swiss Prime Site AG 432,428
881 UDR, Inc. 33,011
64 United Urban Investment Corporation 64,208
Total 2,797,884
Utilities (6.5%)
894 Ameren Corporation 65,038
2,710 American Electric Power Company,
Inc. 225,228
5,097 Consolidated Edison, Inc. 401,644
4,211 DTE Energy Company 436,849
3,617 Duke Energy Corporation 306,215
625 Enagas SA 14,589
12,583 Enel SPA 85,948
207 NextEra Energy, Inc. 47,842
137 Southern Company 7,772
2,702 Xcel Energy, Inc. 171,739
Total 1,762,864
Total Common Stock
(cost $26,758,726) 26,030,482
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.180%, 8/4/2020
c,d
299,905
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
85,107 1.450% $ 851,074
Total Short-Term Investments (cost
$1,150,374) 1,150,979
Total Investments (cost
$27,909,100) 99.8% $27,181,461
Other Assets and Liabilities, Net
0.2% 47,434
Total Net Assets 100.0% $27,228,895
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $10,448 or 0.0% of total net assets.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,732,605
Gross unrealized depreciation (2,467,666)
Net unrealized appreciation (depreciation) $ (735,061)
Cost for federal income tax purposes $ 27,964,538

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,586,850 679,188 1,907,662 –
Consumer Discretionary 1,992,044 1,225,364 766,680 –
Consumer Staples 4,089,471 2,113,075 1,976,396 –
Financials 3,055,141 2,159,529 895,612 –
Health Care 3,465,280 2,275,051 1,190,229 –
Industrials 2,365,334 1,667,368 697,966 –
Information Technology 2,494,218 2,022,059 472,159 –
Materials 1,421,396 756,174 665,222 –
Real Estate 2,797,884 1,186,110 1,611,774 –
Utilities 1,762,864 1,662,327 100,537 –
Short-Term Investments 299,905 – 299,905 –
Subtotal Investments in Securities $26,330,387 $15,746,245 $10,584,142 $–
Other Investments  * Total
Affiliated Short-Term Investments 851,074
Subtotal Other Investments $851,074
Total Investments at Value $27,181,461
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 48,016 48,016 – –
Total Asset Derivatives $48,016 $48,016 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $299,905 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 14 June 2020 $ 798,704 $ 48,016
Total Futures Long Contracts $ 798,704 $ 48,016
Total Futures Contracts $ 798,704 $48,016
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Low Volatility Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 48,016
Total Equity Contracts 48,016
Total Asset Derivatives $48,016
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Low Volatility
Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (40,359)
Total Equity Contracts (40,359)
Total ($40,359)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 48,073
Total Equity Contracts 48,073
Total $48,073
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $363,181
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $521 $6,670 $6,340 $851 85 3.1%
Total Affiliated Short-Term Investments 521 851 3.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 262 262 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $521 $851
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(1) $1 $0 $3
Total Income/Non Income Cash from Affiliated Investments $3
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $(1) $1 $0

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Shares Common Stock ( 97.7% ) Value
Communications Services (3.8%)
1,621 Live Nation Entertainment, Inc.
a
$ 72,734
318 RingCentral, Inc.
a
72,673
399 Take-Two Interactive Software, Inc.
a
48,299
Total 193,706
Consumer Discretionary (13.3%)
185 Aptiv plc 12,867
223 Bright Horizons Family Solutions,
Inc.
a
25,968
451 Burlington Stores, Inc.
a
82,393
109 Chipotle Mexican Grill, Inc.
a
95,762
244 Domino's Pizza, Inc. 88,311
982 Five Below, Inc.
a
88,537
20 NVR, Inc.
a
62,000
755 Ollie's Bargain Outlet Holdings, Inc.
a
51,272
1,396 Planet Fitness, Inc.
a
84,221
385 Ulta Beauty, Inc.
a
83,899
44 Vail Resorts, Inc. 7,525
Total 682,755
Consumer Staples (1.8%)
327 Casey's General Stores, Inc. 49,511
667 Monster Beverage Corporation
a
41,227
Total 90,738
Energy (0.6%)
524 Concho Resources, Inc. 29,721
Total 29,721
Financials (6.9%)
482 Arthur J. Gallagher & Company 37,837
526 Cboe Global Markets, Inc. 52,274
389 First Republic Bank 40,569
663 Interactive Brokers Group, Inc. 27,183
239 MSCI, Inc. 78,153
1,114 Raymond James Financial, Inc. 73,435
233 SVB Financial Group
a
45,008
Total 354,459
Health Care (21.2%)
389 Agilent Technologies, Inc. 29,821
613 Agios Pharmaceuticals, Inc.
a
25,219
261 Biohaven Pharmaceutical Holding
Company, Ltd.
a
12,293
365 Bio-Techne Corporation 82,125
1,387 Catalent, Inc.
a
95,911
372 Dexcom, Inc.
a
124,694
1,113 Guardant Health, Inc.
a
85,657
245 Insulet Corporation
a
48,931
574 LHC Group, Inc.
a
74,614
480 Nevro Corporation
a
56,467
555 PRA Health Sciences, Inc.
a
53,558
210 ResMed, Inc. 32,617
196 Sarepta Therapeutics, Inc.
a
23,105
245 Teleflex, Inc. 82,173
600 Veeva Systems, Inc.
a
114,480
151 Vertex Pharmaceuticals, Inc.
a
37,931
820 Zoetis, Inc. 106,034
Total 1,085,630
Industrials (13.9%)
815 A.O. Smith Corporation 34,540
1,025 BWX Technologies, Inc. 54,386
Shares Common Stock ( 97.7% ) Value
Industrials (13.9%) - continued
537 Copart, Inc.
a
$ 43,019
694 IDEX Corporation 106,619
271 Nordson Corporation 43,607
508 Old Dominion Freight Line, Inc.
a
73,807
262 Roper Industries, Inc. 89,350
1,792 Southwest Airlines Company 56,000
375 Trex Company, Inc.
a
35,708
768 United Rentals, Inc.
a
98,688
315 Verisk Analytics, Inc. 48,141
292 Waste Connections, Inc. 25,086
Total 708,951
Information Technology (29.5%)
721 Advanced Micro Devices, Inc.
a
37,773
339 Akamai Technologies, Inc.
a
33,124
866 Amphenol Corporation 76,433
848 Anaplan, Inc.
a
34,649
360 Atlassian Corporation plc
a
55,976
588 Coupa Software, Inc.
a
103,541
919 DocuSign, Inc.
a
96,265
1,241 Elastic NV
a
79,598
23 EPAM Systems, Inc.
a
5,080
536 Euronet Worldwide, Inc.
a
49,183
729 Global Payments, Inc. 121,029
550 Guidewire Software, Inc.
a
49,962
250 Lam Research Corporation 63,820
178 MKS Instruments, Inc. 17,841
514 Monolithic Power Systems, Inc. 102,754
346 Nice, Ltd. ADR
a
56,848
459 Palo Alto Networks, Inc.
a
90,198
440 ServiceNow, Inc.
a
154,678
2,789 STMicroelectronics NV ADR 71,315
373 Synopsys, Inc.
a
58,606
159 Tyler Technologies, Inc.
a
50,990
308 WEX, Inc.
a
40,754
859 Zscaler, Inc.
a
57,622
Total 1,508,039
Materials (2.2%)
263 Celanese Corporation 21,847
470 Martin Marietta Materials, Inc. 89,408
Total 111,255
Real Estate (4.5%)
187 CoStar Group, Inc.
a
121,225
207 Equity Lifestyle Properties, Inc. 12,484
325 SBA Communications Corporation 94,224
Total 227,933
Total Common Stock
(cost $4,867,900) 4,993,187
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
12,164 1.450% 121,638
Total Short-Term Investments (cost
$121,457) 121,638
Total Investments (cost
$4,989,357) 100.1% $5,114,825
Other Assets and Liabilities, Net
(0.1%) (3,286)
Total Net Assets 100.0% $5,111,539

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $351,870
Gross unrealized depreciation (226,402)
Net unrealized appreciation (depreciation) $125,468
Cost for federal income tax purposes $4,989,357
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 193,706 193,706 – –
Consumer Discretionary 682,755 682,755 – –
Consumer Staples 90,738 90,738 – –
Energy 29,721 29,721 – –
Financials 354,459 354,459 – –
Health Care 1,085,630 1,085,630 – –
Industrials 708,951 708,951 – –
Information Technology 1,508,039 1,508,039 – –
Materials 111,255 111,255 – –
Real Estate 227,933 227,933 – –
Subtotal Investments in Securities $4,993,187 $4,993,187 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 121,638
Subtotal Other Investments $121,638
Total Investments at Value $5,114,825
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $— $1,748 $1,626 $122 12 2.4%
Total Affiliated Short-Term Investments — 122 2.4
Total Value $— $122
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
2/28/2020
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $0 $0 $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Total $0 $0 $–

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Shares Common Stock ( 96.7% ) Value
Communications Services (4.3%)
958,847 DISH Network Corporation
a
$ 23,985,558
955,278 Twitter, Inc.
a
27,397,373
727,917 Zillow Group, Inc.
a,b
31,693,506
Total 83,076,437
Consumer Discretionary (12.1%)
160,146 Burlington Stores, Inc.
a
29,257,073
759,197 Etsy, Inc.
a
49,249,109
205,404 Lululemon Athletica, Inc.
a
45,903,686
16,987 NVR, Inc.
a
52,659,700
381,170 RH
a,b
54,804,623
Total 231,874,191
Consumer Staples (2.1%)
1,593,346 Hain Celestial Group, Inc.
a
41,172,061
Total 41,172,061
Energy (2.1%)
264,111 Diamondback Energy, Inc. 11,499,393
4,777,115 WPX Energy, Inc.
a
29,283,715
Total 40,783,108
Financials (15.1%)
1,715,102 Ally Financial, Inc. 28,110,522
1,434,237 Assured Guaranty, Ltd. 42,639,866
440,740 Hartford Financial Services Group,
Inc. 16,743,713
512,513 Interactive Brokers Group, Inc.
b
21,013,033
292,983 Kemper Corporation 19,694,317
2,862,420 KeyCorp 33,347,193
44,588 Markel Corporation
a
38,606,074
1,375,204 Radian Group, Inc. 20,600,556
944,196 Western Alliance Bancorp 33,877,752
1,147,212 Zions Bancorporations NA 36,263,371
Total 290,896,397
Health Care (9.9%)
221,300 Alexion Pharmaceuticals, Inc.
a
23,783,111
185,566 Align Technology, Inc.
a
39,868,855
1,100,748 Bausch Health Companies, Inc.
a,b
19,945,554
336,995 Catalent, Inc.
a
23,303,204
145,444 Edwards Lifesciences Corporation
a
31,634,070
227,180 Jazz Pharmaceuticals, Inc.
a
25,046,595
257,599 Universal Health Services, Inc. 27,225,638
Total 190,807,027
Industrials (13.6%)
487,770 AGCO Corporation 25,773,767
1,162,667 Altra Industrial Motion Corporation 32,450,036
159,852 Heico Corporation 14,003,035
229,039 Huntington Ingalls Industries, Inc. 43,840,355
243,159 Old Dominion Freight Line, Inc.
a
35,328,571
1,351,877 Southwest Airlines Company 42,246,156
780,839 United Airlines Holdings, Inc.
a,b
23,097,218
342,130 United Rentals, Inc.
a
43,963,705
Total 260,702,843
Information Technology (19.0%)
794,587 Advanced Micro Devices, Inc.
a
41,628,413
622,631 Akamai Technologies, Inc.
a
60,837,275
540,236 Alliance Data Systems Corporation 27,049,617
159,234 ANSYS, Inc.
a
41,692,238
Shares Common Stock ( 96.7% ) Value
Information Technology (19.0%) - continued
849,456 Ciena Corporation
a
$ 39,287,340
200,571 KLA-Tencor Corporation 32,911,695
150,277 Nice, Ltd. ADR
a,b
24,690,511
2,445,991 Nuance Communications, Inc.
a
49,409,018
747,229 Teradyne, Inc. 46,731,702
Total 364,237,809
Materials (3.2%)
590,356 Ball Corporation 38,721,450
974,186 Steel Dynamics, Inc. 23,643,494
Total 62,364,944
Real Estate (9.0%)
231,408 Alexandria Real Estate Equities, Inc. 36,351,883
376,287 Camden Property Trust 33,139,596
200,163 Digital Realty Trust, Inc. 29,922,367
562,439 Douglas Emmett, Inc. 17,148,765
1,051,651 Duke Realty Corporation 36,492,290
1,615,079 Host Hotels & Resorts, Inc. 19,881,622
Total 172,936,523
Utilities (6.3%)
724,708 Alliant Energy Corporation 35,184,573
610,591 CMS Energy Corporation 34,858,640
406,444 Entergy Corporation 38,819,467
240,726 Public Service Enterprise Group, Inc. 12,207,216
Total 121,069,896
Total Common Stock
(cost $1,674,517,251) 1,859,921,236
Shares
Collateral Held for Securities Loaned
( 5.9% ) Value
112,510,450 Thrivent Cash Management Trust 112,510,450
Total Collateral Held for Securities
Loaned
(cost $112,510,450) 112,510,450
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
6,354,222 1.450% 63,542,221
Total Short-Term Investments (cost
$63,514,083) 63,542,221
Total Investments (cost
$1,850,541,784) 105.9% $2,035,973,907
Other Assets and Liabilities, Net
(5.9%) (113,475,960)
Total Net Assets 100.0% $1,922,497,947
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of April
30, 2020:
Securities Lending Transactions
Common Stock $ 104,030,286
Total lending $104,030,286
Gross amount payable upon return of
collateral for securities loaned $112,510,450
Net amounts due to counterparty $8,480,164
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 349,327,819
Gross unrealized depreciation (165,454,237)
Net unrealized appreciation (depreciation) $ 183,873,582
Cost for federal income tax purposes $ 1,852,100,325
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 83,076,437 83,076,437 – –
Consumer Discretionary 231,874,191 231,874,191 – –
Consumer Staples 41,172,061 41,172,061 – –
Energy 40,783,108 40,783,108 – –
Financials 290,896,397 290,896,397 – –
Health Care 190,807,027 190,807,027 – –
Industrials 260,702,843 260,702,843 – –
Information Technology 364,237,809 364,237,809 – –
Materials 62,364,944 62,364,944 – –
Real Estate 172,936,523 172,936,523 – –
Utilities 121,069,896 121,069,896 – –
Subtotal Investments in Securities $1,859,921,236 $1,859,921,236 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 63,542,221
Collateral Held for Securities Loaned 112,510,450
Subtotal Other Investments $176,052,671
Total Investments at Value $2,035,973,907
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $78,794 $159,465 $174,618 $63,542 6,354 3.3%
Total Affiliated Short-Term Investments 78,794 63,542 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   53,203 320,196 260,889 112,510 112,510 5.9
Total Collateral Held for Securities Loaned 53,203 112,510 5.9
Total Value $131,997 $176,052
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(127) $28 $1 $865
Total Income/Non Income Cash from Affiliated Investments $865
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 103
Total Affiliated Income from Securities Loaned, Net $103
Total $(127) $28 $1

Mid Cap Value Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Shares Common Stock ( 97 .7% ) Value
Communications Services (3.3%)
4,105 Discovery, Inc., Class A
a
$ 92,034
3,498 Interpublic Group of Companies, Inc. 59,396
Total 151,430
Consumer Discretionary (10.3%)
1,383 Aptiv plc 96,188
742 Dollar Tree, Inc.
a
59,115
1,671 eBay, Inc. 66,556
1,198 Mohawk Industries, Inc.
a
105,089
1,011 Polaris, Inc. 71,710
1,661 Texas Roadhouse, Inc. 78,216
Total 476,874
Consumer Staples (4.6%)
851 Church & Dwight Company, Inc. 59,561
3,834 Hain Celestial Group, Inc.
a
99,071
965 Sysco Corporation 54,300
Total 212,932
Energy (4.4%)
2,600 Helmerich & Payne, Inc. 51,402
1,867 Marathon Petroleum Corporation 59,893
1,038 Pioneer Natural Resources Company 92,704
Total 203,999
Financials (20.6%)
1,458 Capital One Financial Corporation 94,420
1,303 Comerica, Inc. 45,423
3,121 Hartford Financial Services Group,
Inc. 118,567
665 Kemper Corporation 44,701
1,343 Raymond James Financial, Inc. 88,530
1,797 Selective Insurance Group, Inc. 90,084
1,404 State Street Corporation 88,508
2,871 Trustmark Corporation 76,397
2,404 Voya Financial, Inc. 108,589
2,565 Wintrust Financial Corporation 107,474
2,876 Zions Bancorporations NA 90,910
Total 953,603
Health Care (8.1%)
1,876 Acadia Healthcare Company, Inc.
a
45,043
601 Alexion Pharmaceuticals, Inc.
a
64,589
1,924 Centene Corporation
a
128,100
1,138 Zimmer Biomet Holdings, Inc. 136,219
Total 373,951
Industrials (13.2%)
1,693 A.O. Smith Corporation 71,749
779 Carlisle Companies, Inc. 94,228
864 JB Hunt Transport Services, Inc. 87,368
443 Kansas City Southern 57,834
631 Lincoln Electric Holdings, Inc. 50,802
661 Parker-Hannifin Corporation 104,517
2,166 Southwest Airlines Company 67,687
281 W.W. Grainger, Inc. 77,438
Total 611,623
Information Technology (11.6%)
5,556 Change Healthcare, Inc.
a
64,672
2,582 Juniper Networks, Inc. 55,771
334 Littelfuse, Inc. 48,510
Shares Common Stock ( 97 .7% ) Value
Information Technology (11.6%) - continued
3,269 National Instruments Corporation $ 125,595
3,261 ON Semiconductor Corporation
a
52,323
1,339 PTC, Inc.
a
92,726
2,128 Western Digital Corporation 98,058
Total 537,655
Materials (7.9%)
2,399 Axalta Coating Systems, Ltd.
a
47,356
2,805 Berry Plastics Group, Inc.
a
111,611
3,052 CF Industries Holdings, Inc. 83,930
1,109 Eastman Chemical Company 67,106
1,421 Nucor Corporation 58,531
Total 368,534
Real Estate (6.9%)
2,421 American Campus Communities, Inc. 85,437
557 Camden Property Trust 49,055
5,354 Columbia Property Trust, Inc. 76,509
1,808 Duke Realty Corporation 62,737
3,952 Host Hotels & Resorts, Inc. 48,649
Total 322,387
Utilities (6.8%)
767 Ameren Corporation 55,799
4,976 CenterPoint Energy, Inc. 84,741
2,642 FirstEnergy Corporation 109,036
1,665 PNM Resources, Inc. 67,416
Total 316,992
Total Common Stock
(cost $4,868,142) 4,529,980
Shares Short-Term Investments ( 1 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
5,235 1.450% 52,346
Total Short-Term Investments (cost
$52,191) 52,346
Total Investments (cost
$4,920,333) 98.8% $ 4,582,326
Other Assets and Liabilities, Net
1.2% 55,694
Total Net Assets 100.0% $ 4,638,020
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 186,828
Gross unrealized depreciation (524,835)
Net unrealized appreciation (depreciation) ( $ 338,007 )
Cost for federal income tax purposes $ 4,920,333

Mid Cap Value Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 151,430 151,430 – –
Consumer Discretionary 476,874 476,874 – –
Consumer Staples 212,932 212,932 – –
Energy 203,999 203,999 – –
Financials 953,603 953,603 – –
Health Care 373,951 373,951 – –
Industrials 611,623 611,623 – –
Information Technology 537,655 537,655 – –
Materials 368,534 368,534 – –
Real Estate 322,387 322,387 – –
Utilities 316,992 316,992 – –
Subtotal Investments in Securities $ 4,529,980 $ 4,529,980 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 52,346
Subtotal Other Investments $ 52,346
Total Investments at Value $ 4,582,326
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ — $ 1,568 $ 1,516 $ 52 5 1.1%
Total Affiliated Short-Term Investments — 52 1.1
Total Value $ — $ 52
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
2/28/2020
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $0 $0 $ – $0
Total Income/Non Income Cash from Affiliated Investments $–
Total $0 $0 $ –

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Principal
Amount Bank Loans ( 1.5% ) Value
% of Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 2,769,442 0.1%
Total 2,769,442
Capital Goods (0.2%)
Other Securities
^
3,705,055 0.2%
Total 3,705,055
Communications Services (0.3%)
Other Securities
^
8,145,303 0.3%
Total 8,145,303
Consumer Cyclical (0.2%)
Other Securities
^
5,881,474 0.2%
Total 5,881,474
Consumer Non-Cyclical (0.3%)
Other Securities
^
7,840,937 0.3%
Total 7,840,937
Energy (0.1%)
Other Securities
^
2,300,374 0.1%
Total 2,300,374
Financials (0.1%)
Other Securities
^
3,614,465 0.1%
Total 3,614,465
Technology (0.2%)
Other Securities
^
3,664,093 0.2%
Total 3,664,093
Transportation (<0.1%)
Other Securities
^
736,953 <0.1%
Total 736,953
Utilities (<0.1%)
Other Securities
^
613,859 <0.1%
Total 613,859
Total Bank Loans
(cost $44,273,295) 39,271,955
Shares
Registered Investment
Companies ( 41.5% ) Value
% of Net
Assets
Unaffiliated  (1.3%)
212,050 Invesco Senior Loan ETF 4,448,809 0.2%
55,000 iShares iBoxx $ Investment
Grade Corporate Bond ETF 7,104,350 0.3%
40,785 SPDR Bloomberg Barclays High
Yield Bond ETF 4,038,938 0.1%
33,845 SPDR S&P 500 ETF Trust 9,831,296 0.4%
Shares
Registered Investment
Companies ( 41.5% ) Value
% of Net
Assets
Unaffiliated  (1.3%) - continued
111,250 Vanguard Short-Term Corporate
Bond ETF $ 9,020,150 0.3%
Other Securities
^
2,210,618 <0.1%
Total 36,654,161
Affiliated  (40.2%)
6,751,435 Thrivent Core Emerging Markets
Debt Fund 60,830,430 2.3%
424,856 Thrivent Core Emerging Markets
Equity Fund 3,619,770 0.2%
2,369,413 Thrivent Core International
Equity Fund 18,647,284 0.7%
9,249,734 Thrivent Core Low Volatility
Equity Fund 100,267,112 3.8%
2,271,188 Thrivent Global Stock Fund,
Class S 48,217,322 1.8%
8,569,008 Thrivent High Yield Fund, Class
S 36,075,524 1.4%
13,187,460 Thrivent Income Fund, Class S 126,335,871 4.8%
13,184,695 Thrivent International Allocation
Fund, Class S 109,960,358 4.2%
14,466,170 Thrivent Large Cap Growth
Fund, Class S 194,425,326 7.4%
8,926,945 Thrivent Large Cap Value Fund,
Class S 170,326,107 6.5%
5,386,921 Thrivent Limited Maturity Bond
Fund, Class S 66,420,731 2.5%
4,250,886 Thrivent Mid Cap Stock Fund,
Class S 96,835,181 3.7%
1,285,073 Thrivent Small Cap Stock Fund,
Class S 24,454,937 0.9%
Total 1,056,415,953
Total Registered Investment
Companies (cost
$936,960,116) 1,093,070,114
Principal
Amount
Long-Term Fixed Income
( 33.2% ) Value
% of Net
Assets
Asset-Backed Securities (1.1%)
Other Securities
^
27,983,870 1.1%
Total 27,983,870
Basic Materials (0.3%)
Other Securities
^
8,752,066 0.3%
Total 8,752,066
Capital Goods (0.5%)
Other Securities
^
13,677,849 0.5%
Total 13,677,849
Collateralized Mortgage Obligations (1.2%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 3,428,548 3.000% - 4.000%,
7/15/2031 - 7/15/2046,
Ser. 4750, Class PA
a
1,158,556 0.1%

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Principal
Amount
Long-Term Fixed Income
( 33.2% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (1.2%) -
continued
Federal National Mortgage
Association - REMIC
$ 2,286,908 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
a
$ 144,971 <0.1%
Other Securities
^
29,015,325 1.1%
Total 30,318,852
Commercial Mortgage-Backed Securities
(0.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
792,862 3.000%, 3/15/2045, Ser.
4741, Class GA 825,052 <0.1%
Federal National Mortgage
Association - ACES
1,525,000 3.776%, 8/25/2030, Ser.
2018-M12, Class A2
b
1,810,053 0.1%
Other Securities
^
3,567,254 0.1%
Total 6,202,359
Communications Services (1.1%)
Other Securities
^
29,822,381 1.1%
Total 29,822,381
Consumer Cyclical (0.9%)
Other Securities
^
22,583,352 0.9%
Total 22,583,352
Consumer Non-Cyclical (1.6%)
Other Securities
^
41,487,155 1.6%
Total 41,487,155
Energy (0.9%)
Other Securities
^
24,666,345 0.9%
Total 24,666,345
Financials (2.6%)
Other Securities
^
67,541,721 2.6%
Total 67,541,721
Mortgage-Backed Securities (10.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
9,660,924 3.500%, 5/1/2034 10,216,489 0.4%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
16,160,808 3.000%, 3/25/2050 17,078,332 0.7%
8,427,266 3.000%, 4/1/2050 8,905,730 0.3%
10,211,678 3.000%, 8/1/2047 10,809,139 0.4%
490,454 3.500%, 7/1/2047 521,169 <0.1%
Principal
Amount
Long-Term Fixed Income
( 33.2% ) Value
% of Net
Assets
Mortgage-Backed Securities (10.0%) -
continued
Federal National Mortgage
Association
$ 3,940,021 4.500%, 5/1/2048 $ 4,258,505 0.2%
7,869,504 3.500%, 10/1/2048 8,332,398 0.3%
21,169,839 3.500%, 2/1/2049 22,352,071 0.9%
8,902,321 3.500%, 8/1/2049 9,449,883 0.4%
1,295,773 3.230% - 3.500%,
11/1/2020 - 6/1/2049 1,316,833 <0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
39,450,000 2.000%, 6/1/2034
c
40,630,418 1.5%
17,475,000 2.500%, 6/1/2034
c
18,252,501 0.7%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
31,600,000 2.500%, 5/1/2050
c
32,904,734 1.3%
15,424,726 4.000%, 7/1/2048 16,416,568 0.6%
13,900,000 3.000%, 5/1/2049
c
14,673,187 0.6%
18,262,000 3.000%, 6/1/2049
c
19,255,644 0.7%
25,093,000 2.500%, 7/1/2049
c
26,086,514 1.0%
Total 261,460,115
Technology (0.9%)
Other Securities
^
23,984,408 0.9%
Total 23,984,408
Transportation (0.2%)
Other Securities
^
5,687,101 0.2%
Total 5,687,101
U.S. Government & Agencies (10.8%)
U.S. Treasury Bonds
21,400,000 2.875%, 5/15/2028 25,249,492 1.0%
5,090,000 5.250%, 11/15/2028 7,074,702 0.3%
10,000,000 1.625%, 8/15/2029 10,904,688 0.4%
10,000,000 1.500%, 2/15/2030 10,812,500 0.4%
15,871,000 2.500%, 5/15/2046 20,145,011 0.8%
13,950,000 2.875%, 5/15/2049 19,318,570 0.7%
3,790,000 2.250% - 4.375%,
11/15/2027 - 5/15/2042 4,941,940 0.2%
U.S. Treasury Notes
22,000,000 1.375%, 9/30/2020
d
22,115,156 0.8%
4,773,000 1.125%, 8/31/2021 4,832,476 0.2%
23,940,000 1.500%, 9/30/2021 24,386,070 0.9%
3,710,000 1.875%, 7/31/2022 3,848,400 0.2%
19,860,000 2.000%, 11/30/2022 20,759,906 0.8%
5,270,000 2.500%, 3/31/2023 5,614,197 0.2%
16,750,000 2.500%, 1/31/2024 18,117,480 0.7%
6,640,000 2.125%, 7/31/2024 7,139,816 0.3%
10,000,000 1.250%, 8/31/2024 10,392,578 0.4%
5,740,000 2.250%, 11/15/2024 6,229,694 0.2%
6,340,000 2.125%, 11/30/2024 6,851,410 0.3%
9,100,000 2.625%, 1/31/2026 10,219,371 0.4%
33,940,000 2.500%, 2/28/2026 37,921,321 1.4%
6,390,000 1.125% - 2.500%,
8/31/2020 - 1/31/2025
e
6,511,218 0.2%
Total 283,385,996

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Principal
Amount
Long-Term Fixed Income
( 33.2% ) Value
% of Net
Assets
Utilities (0.9%)
Other Securities
^
$ 23,967,651 0.9%
Total 23,967,651
Total Long-Term Fixed Income
(cost $832,201,902)
871,521,221
Shares Common Stock ( 17.7% ) Value
% of Net
Assets
Communications Services (0.7%)
Other Securities
^
18,516,869 0.7%
Total 18,516,869
Consumer Discretionary (1.8%)
1,731 Amazon.com, Inc.
f
4,282,494 0.2%
Other Securities
^
42,972,898 1.6%
Total 47,255,392
Consumer Staples (0.6%)
Other Securities
^
15,899,049 0.6%
Total 15,899,049
Energy (0.5%)
Other Securities
^
13,123,967 0.5%
Total 13,123,967
Financials (2.7%)
Other Securities
^
71,833,714 2.7%
Total 71,833,714
Health Care (2.9%)
26,610 Johnson & Johnson 3,992,564 0.2%
Other Securities
^
71,562,110 2.7%
Total 75,554,674
Industrials (2.6%)
Other Securities
^
66,946,828 2.6%
Total 66,946,828
Information Technology (3.8%)
21,444 Apple, Inc. 6,300,247 0.3%
43,619 Microsoft Corporation 7,816,961 0.3%
20,355 Monolithic Power Systems, Inc. 4,069,168 0.2%
Other Securities
^
81,701,963 3.0%
Total 99,888,339
Materials (0.7%)
Other Securities
^
18,276,734 0.7%
Total 18,276,734
Shares Common Stock ( 17.7% ) Value
% of Net
Assets
Real Estate (1.1%)
Other Securities
^
$ 29,944,557 1.1%
Total 29,944,557
Utilities (0.3%)
Other Securities
^
8,449,266 0.3%
Total 8,449,266
Total Common Stock
(cost $442,308,970) 465,689,389
Shares
Collateral Held for Securities
Loaned ( 1.8% ) Value
% of Net
Assets
47,365,037 Thrivent Cash Management
Trust 47,365,037 1.8%
Total Collateral Held for
Securities Loaned
(cost $47,365,037) 47,365,037
Shares or
Principal
Amount
Short-Term Investments
( 11.8% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
10,300,000 1.063%, 5/12/2020
g,h
10,299,717 0.4%
4,700,000 0.500%, 5/13/2020
g,h
4,699,859 0.2%
4,800,000 0.415%, 5/19/2020
g,h
4,799,784 0.2%
6,000,000 0.192%, 6/9/2020
g,h
5,999,350 0.2%
4,800,000 0.150%, 6/23/2020
g,h
4,799,293 0.2%
3,900,000 0.130%, 7/20/2020
g,h
3,898,960 0.2%
11,000,000 0.006% - 0.900%,
5/7/2020 - 8/4/2020
g,h
10,998,724 0.4%
Thrivent Core Short-Term
Reserve Fund
26,386,908 1.450% 263,869,079 10.0%
U.S. Treasury Bills
650,000 0.023% - 0.105%,
6/11/2020 - 9/24/2020
e,g
649,814 <0.1%
Total Short-Term Investments
(cost $309,858,260) 310,014,580
Total Investments (cost
$2,612,967,580) 107.5% $2,826,932,296
Other Assets and Liabilities,
Net (7.5%) (198,443,732)
Total Net Assets 100.0% $2,628,488,564

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Moderate Allocation Fund held restricted securities as of April 30,
2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities
Act of 1933. As of April 30, 2020, the value of these investments was
$499,821 or 0.0% of total net assets.
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d All or a portion of the security is on loan.
e All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
f Non-income producing security.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of
April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 26,464,712
Common Stock 19,238,203
Total lending $45,702,915
Gross amount payable upon return of
collateral for securities loaned $47,365,037
Net amounts due to counterparty $1,662,122
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 335,758,423
Gross unrealized depreciation (129,288,108)
Net unrealized appreciation (depreciation) $ 206,470,315
Cost for federal income tax purposes $ 2,630,981,221

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,769,442 – 2,111,465 657,977
Capital Goods 3,705,055 – 2,987,868 717,187
Communications Services 8,145,303 – 7,873,853 271,450
Consumer Cyclical 5,881,474 – 5,215,298 666,176
Consumer Non-Cyclical 7,840,937 – 7,840,937 –
Energy 2,300,374 – 2,300,374 –
Financials 3,614,465 – 3,614,465 –
Technology 3,664,093 – 3,664,093 –
Transportation 736,953 – 736,953 –
Utilities 613,859 – 613,859 –
Registered Investment Companies
Unaffiliated 36,654,161 36,654,161 – –
Affiliated 873,051,357 873,051,357 – –
Long-Term Fixed Income
Asset-Backed Securities 27,983,870 – 27,983,870 –
Basic Materials 8,752,066 – 8,752,066 –
Capital Goods 13,677,849 – 13,677,849 –
Collateralized Mortgage Obligations 30,318,852 – 30,318,852 –
Commercial Mortgage-Backed Securities 6,202,359 – 6,202,359 –
Communications Services 29,822,381 – 29,822,381 –
Consumer Cyclical 22,583,352 – 22,583,352 –
Consumer Non-Cyclical 41,487,155 – 41,487,155 –
Energy 24,666,345 – 24,666,345 –
Financials 67,541,721 – 67,541,721 –
Mortgage-Backed Securities 261,460,115 – 261,460,115 –
Technology 23,984,408 – 23,984,408 –
Transportation 5,687,101 – 5,687,101 –
U.S. Government & Agencies 283,385,996 – 283,385,996 –
Utilities 23,967,651 – 23,967,651 –
Common Stock
Communications Services 18,516,869 17,811,689 705,180 –
Consumer Discretionary 47,255,392 46,283,979 971,413 –
Consumer Staples 15,899,049 14,993,308 905,741 –
Energy 13,123,967 12,674,887 449,080 –
Financials 71,833,714 68,405,370 3,428,344 –
Health Care 75,554,674 73,186,159 2,368,515 –
Industrials 66,946,828 64,650,635 2,296,193 –
Information Technology 99,888,339 97,925,668 1,962,671 –
Materials 18,276,734 17,264,849 1,011,883 2
Real Estate 29,944,557 28,982,027 962,530 –
Utilities 8,449,266 8,205,972 243,294 –
Short-Term Investments 46,145,501 – 46,145,501 –
Subtotal Investments in Securities $2,332,333,584 $ 1,360,090,061 $969,930,731 $2,312,792
Other Investments  * Total
Affiliated Short-Term Investments 263,869,079
Affiliated Registered Investment Companies 183,364,596
Collateral Held for Securities Loaned 47,365,037
Subtotal Other Investments $494,598,712
Total Investments at Value $2,826,932,296
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 42,760,079 42,760,079 – –
Total Asset Derivatives $42,760,079 $42,760,079 $– $–
Liability Derivatives
Futures Contracts 32,072,556 32,072,556 – –
Credit Default Swaps 168,283 – 168,283 –
Total Liability Derivatives $32,240,839 $32,072,556 $168,283 $–
The following table presents Moderate Allocation Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $37,496,226 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 249 June 2020 $ 54,012,694 $ 874,299
CBOT 5-Yr. U.S. Treasury Note 89 June 2020 10,941,715 226,394
CBOT U.S. Long Bond 285 June 2020 47,664,900 3,929,006
CME E-mini S&P 500 Index 1,728 June 2020 226,680,988 24,086,372
ICE mini MSCI EAFE Index 1,389 June 2020 103,000,525 10,779,410
ICE US mini MSCI Emerging Markets Index 1,109 June 2020 47,367,557 2,864,598
Total Futures Long Contracts $ 489,668,379 $ 42,760,079
CBOT 10-Yr. U.S. Treasury Note (293) June 2020 ( $ 39,697,619) ( $ 1,047,693)
CME E-mini Russell 2000 Index (1,829) June 2020 (101,461,958) (18,035,757)
CME E-mini S&P Mid-Cap 400 Index (684) June 2020 (100,382,334) (11,882,586)
CME Ultra Long Term U.S. Treasury Bond (42) June 2020 (8,453,366) (987,447)
Ultra 10-Yr. U.S. Treasury Note (13) June 2020 (1,922,333) (119,073)
Total Futures Short Contracts ( $ 251,917,610) ($32,072,556)
Total Futures Contracts $ 237,750,769 $10,687,523

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
The following table presents Moderate Allocation Fund's swaps contracts held as of April 30, 2020. Investments totaling $1,303,048 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 9,500,000) $ – ( $ 168,283) ( $ 168,283)
Total Credit Default Swaps $– ($168,283) ($168,283)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 37,730,380
Total Equity Contracts 37,730,380
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,029,699
Total Interest Rate Contracts 5,029,699
Total Asset Derivatives $42,760,079
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 29,918,343
Total Equity Contracts 29,918,343
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,154,213
Total Interest Rate Contracts 2,154,213
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 168,283
Total Credit Contracts 168,283
Total Liability Derivatives $32,240,839
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
e
The following table summarizes the net realized gains /( losses) and Statement of Operations location, for the period ended April 30, 2020, for Moderate
Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,428,101
Total Interest Rate Contracts 1,428,101
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,614,709
Total Equity Contracts 5,614,709
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (616,667)
Total Foreign Exchange Contracts (616,667)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 472,566
Total Credit Contracts 472,566
Total $6,898,709
The following table summarizes the change in net unrealized appreciation /( depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,298,099
Total Equity Contracts 2,298,099
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,214,902
Total Interest Rate Contracts 3,214,902
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (168,283)
Total Credit Contracts (168,283)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (276,520)
Total Foreign Exchange Contracts (276,520)
Total $5,068,198
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $391,747,511
Futures - Short (269,968,404)
Interest Rate Contracts
Futures - Long 115,887,751
Futures - Short (33,041,395)
Foreign Exchange Contracts
Futures - Long 34,444,494
Credit Contracts
Credit Default Swaps - Sell Protection (131,282)

Moderate Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,746 $13,920 $– $60,830 6,751 2.3%
Core Emerging Markets Equity — 4,000 – 3,620 425 0.2
Core International Equity 22,078 861 – 18,647 2,369 0.7
Core Low Volatility Equity 79,651 32,112 – 100,267 9,250 3.8
Global Stock, Class S 53,135 6,513 – 48,217 2,271 1.8
High Yield, Class S 39,438 1,045 – 36,076 8,569 1.4
Income, Class S 123,505 2,428 – 126,336 13,187 4.8
International Allocation, Class S 131,555 3,396 – 109,960 13,185 4.2
Large Cap Growth, Class S 176,773 8,636 – 194,425 14,466 7.4
Large Cap Value, Class S 198,943 3,842 – 170,326 8,927 6.5
Limited Maturity Bond, Class S 66,637 802 – 66,421 5,387 2.5
Mid Cap Stock, Class S 112,060 3,208 – 96,835 4,251 3.7
Small Cap Stock, Class S 28,853 2,478 – 24,455 1,285 0.9
Total Affiliated Registered Investment Companies 1,084,374 1,056,415 40.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 347,257 333,544 416,915 263,869 26,387 10.0
Total Affiliated Short-Term Investments 347,257 263,869 10.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,533 177,805 138,973 47,365 47,365 1.8
Total Collateral Held for Securities Loaned 8,533 47,365 1.8
Total Value $1,440,164 $1,367,649
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(4,836) $– $1,285
Core Emerging Markets Equity – (380) – –
Core International Equity – (4,292) – 861
Core Low Volatility Equity Fund – (11,496) 2,502 1,610
Global Stock, Class S – (11,431) 5,606 907
High Yield, Class S – (4,407) – 1,044
Income, Class S – 403 568 1,864
International Allocation, Class S – (24,991) – 3,396
Large Cap Growth, Class S – 9,016 8,636 –
Large Cap Value, Class S – (32,459) – 3,842
Limited Maturity Bond, Class S – (1,018) – 803
Mid Cap Stock, Class S – (18,433) 2,766 442
Small Cap Stock, Class S – (6,876) 2,341 137
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (166) 149 2 2,807
Total Income/Non Income Cash from Affiliated Investments $18,998
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 67
Total Affiliated Income from Securities Loaned, Net $67
Total $(166) $(111,051) $22,421

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Principal
Amount Bank Loans ( 0.8% ) Value
% of Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 2,327,803 0.1%
Total 2,327,803
Capital Goods (0.1%)
Other Securities
^
1,974,482 0.1%
Total 1,974,482
Communications Services (0.2%)
Other Securities
^
4,716,339 0.2%
Total 4,716,339
Consumer Cyclical (0.1%)
Other Securities
^
3,345,335 0.1%
Total 3,345,335
Consumer Non-Cyclical (0.1%)
Other Securities
^
4,461,685 0.1%
Total 4,461,685
Energy (<0.1%)
Other Securities
^
1,406,370 <0.1%
Total 1,406,370
Financials (0.1%)
Other Securities
^
2,547,504 0.1%
Total 2,547,504
Technology (0.1%)
Other Securities
^
2,322,101 0.1%
Total 2,322,101
Transportation (<0.1%)
Other Securities
^
477,420 <0.1%
Total 477,420
Utilities (<0.1%)
Other Securities
^
305,976 <0.1%
Total 305,976
Total Bank Loans
(cost $27,338,495) 23,885,015
Shares
Registered Investment
Companies ( 47.7% ) Value
% of Net
Assets
Unaffiliated  (1.1%)
47,362 SPDR S&P 500 ETF Trust
a
13,757,714 0.5%
60,000 Vanguard Short-Term Corporate
Bond ETF 4,864,800 0.2%
Other Securities
^
12,412,325 0.4%
Total 31,034,839
Shares
Registered Investment
Companies ( 47.7% ) Value
% of Net
Assets
Affiliated  (46.6%)
4,274,776 Thrivent Core Emerging Markets
Debt Fund $ 38,515,735 1.3%
749,711 Thrivent Core Emerging Markets
Equity Fund 6,387,540 0.2%
9,262,251 Thrivent Core International
Equity Fund 72,893,912 2.5%
13,326,580 Thrivent Core Low Volatility
Equity Fund 144,460,132 5.0%
5,806,792 Thrivent Global Stock Fund,
Class S 123,278,203 4.3%
4,898,003 Thrivent High Yield Fund, Class
S 20,620,593 0.7%
7,295,960 Thrivent Income Fund, Class S 69,895,298 2.4%
24,592,671 Thrivent International Allocation
Fund, Class S 205,102,873 7.1%
18,377,514 Thrivent Large Cap Growth
Fund, Class S 246,993,793 8.5%
10,485,572 Thrivent Large Cap Value Fund,
Class S 200,064,715 6.9%
3,001,219 Thrivent Limited Maturity Bond
Fund, Class S 37,005,031 1.3%
6,524,255 Thrivent Mid Cap Stock Fund,
Class S 148,622,523 5.1%
1,979,441 Thrivent Small Cap Stock Fund,
Class S 37,668,768 1.3%
Total 1,351,509,116
Total Registered Investment
Companies (cost
$1,250,690,400) 1,382,543,955
Shares Common Stock ( 24.0% ) Value
% of Net
Assets
Communications Services (0.7%)
Other Securities
^
21,441,928 0.7%
Total 21,441,928
Consumer Discretionary (2.5%)
2,255 Amazon.com, Inc.
b
5,578,870 0.2%
68,088 Planet Fitness, Inc.
b
4,107,749 0.2%
Other Securities
^
62,957,576 2.1%
Total 72,644,195
Consumer Staples (0.8%)
Other Securities
^
22,476,073 0.8%
Total 22,476,073
Energy (0.6%)
Other Securities
^
15,789,654 0.6%
Total 15,789,654
Financials (3.6%)
Other Securities
^
104,695,348 3.6%
Total 104,695,348
Health Care (3.8%)
18,105 Bio-Techne Corporation 4,073,625 0.2%

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares Common Stock ( 24.0% ) Value
% of Net
Assets
Health Care (3.8%) - continued
84,303 Catalent, Inc.
b
$ 5,829,553 0.2%
48,000 LHC Group, Inc.
b
6,239,520 0.2%
24,691 Veeva Systems, Inc.
b
4,711,043 0.2%
Other Securities
^
89,340,700 3.0%
Total 110,194,441
Industrials (3.7%)
39,203 Curtiss-Wright Corporation 4,063,391 0.2%
26,153 IDEX Corporation 4,017,885 0.2%
49,839 Lincoln Electric Holdings, Inc.
a
4,012,538 0.2%
91,641 Ritchie Brothers Auctioneers,
Inc. 3,948,811 0.1%
Other Securities
^
90,659,648 3.0%
Total 106,702,273
Information Technology (5.3%)
22,903 Apple, Inc. 6,728,901 0.2%
28,572 Coupa Software, Inc.
b
5,031,243 0.2%
67,314 Dolby Laboratories, Inc. 4,040,859 0.1%
40,455 Microsoft Corporation 7,249,940 0.3%
37,293 Monolithic Power Systems, Inc. 7,455,244 0.3%
11,538 ServiceNow, Inc.
b
4,056,068 0.1%
Other Securities
^
117,993,093 4.1%
Total 152,555,348
Materials (1.0%)
Other Securities
^
28,100,260 1.0%
Total 28,100,260
Real Estate (1.6%)
Other Securities
^
46,919,796 1.6%
Total 46,919,796
Utilities (0.4%)
Other Securities
^
12,805,999 0.4%
Total 12,805,999
Total Common Stock
(cost $663,127,183) 694,325,315
Principal
Amount
Long-Term Fixed Income
( 19.8% ) Value
% of Net
Assets
Asset-Backed Securities (0.6%)
Other Securities
^
18,492,220 0.6%
Total 18,492,220
Basic Materials (0.2%)
Other Securities
^
6,053,716 0.2%
Total 6,053,716
Principal
Amount
Long-Term Fixed Income
( 19.8% ) Value
% of Net
Assets
Capital Goods (0.3%)
Other Securities
^
$ 9,539,078 0.3%
Total 9,539,078
Collateralized Mortgage Obligations (0.6%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,306,080 3.000% - 4.000%,
7/15/2031 - 3/15/2033,
Ser. 4104, Class KI
c
118,029 <0.1%
Federal National Mortgage
Association - REMIC
1,372,145 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
c
86,983 <0.1%
Other Securities
^
18,192,031 0.6%
Total 18,397,043
Commercial Mortgage-Backed Securities
(0.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
475,717 3.000%, 3/15/2045, Ser.
4741, Class GA 495,031 <0.1%
Federal National Mortgage
Association - ACES
1,000,000 3.776%, 8/25/2030, Ser.
2018-M12, Class A2
d
1,186,920 0.1%
Other Securities
^
3,084,235 0.1%
Total 4,766,186
Communications Services (0.7%)
Other Securities
^
20,256,486 0.7%
Total 20,256,486
Consumer Cyclical (0.6%)
Other Securities
^
16,398,442 0.6%
Total 16,398,442
Consumer Non-Cyclical (1.0%)
Other Securities
^
28,750,910 1.0%
Total 28,750,910
Energy (0.6%)
Other Securities
^
16,775,373 0.6%
Total 16,775,373
Financials (1.6%)
Other Securities
^
47,597,314 1.6%
Total 47,597,314

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Principal
Amount
Long-Term Fixed Income
( 19.8% ) Value
% of Net
Assets
Mortgage-Backed Securities (5.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
$ 6,574,447 3.500%, 5/1/2034 $ 6,952,520 0.2%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
9,945,113 3.000%, 3/25/2050 10,509,742 0.4%
5,260,808 3.000%, 4/1/2050 5,559,494 0.2%
6,956,120 3.000%, 8/1/2047 7,363,106 0.2%
72,660 3.500%, 7/1/2047 77,210 <0.1%
Federal National Mortgage
Association
5,201,876 3.500%, 10/1/2048 5,507,856 0.2%
15,773,175 3.500%, 2/1/2049 16,654,030 0.6%
5,907,614 3.500%, 8/1/2049 6,270,979 0.2%
3,390,728 3.230% - 4.500%,
11/1/2020 - 6/1/2049 3,611,119 0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
24,250,000 2.000%, 6/1/2034
e
24,975,605 0.9%
13,100,000 2.500%, 6/1/2034
e
13,682,848 0.5%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
19,625,000 2.500%, 5/1/2050
e
20,435,298 0.7%
10,619,801 4.000%, 7/1/2048 11,302,677 0.4%
8,375,000 3.000%, 5/1/2049
e
8,840,859 0.3%
9,072,000 3.000%, 6/1/2049
e
9,565,612 0.3%
16,928,000 2.500%, 7/1/2049
e
17,598,235 0.6%
Total 168,907,190
Technology (0.6%)
Other Securities
^
16,128,952 0.6%
Total 16,128,952
Transportation (0.1%)
Other Securities
^
3,922,131 0.1%
Total 3,922,131
U.S. Government & Agencies (6.3%)
U.S. Treasury Bonds
4,485,000 2.250%, 11/15/2027 5,047,727 0.2%
7,300,000 2.875%, 5/15/2028 8,613,145 0.3%
4,600,000 1.625%, 8/15/2029 5,016,156 0.2%
4,100,000 1.500%, 2/15/2030 4,433,125 0.1%
6,780,000 3.000%, 5/15/2042 9,150,616 0.3%
12,618,000 2.500%, 5/15/2046 16,015,988 0.5%
10,050,000 2.875%, 5/15/2049 13,917,680 0.5%
2,685,000 4.375% - 5.250%,
11/15/2028 - 5/15/2040 3,972,081 0.2%
U.S. Treasury Notes
7,984,000 1.125%, 8/31/2021 8,083,488 0.3%
7,440,000 1.875%, 7/31/2022 7,717,547 0.3%
4,750,000 2.500%, 3/31/2023 5,060,234 0.2%
6,560,000 2.500%, 1/31/2024 7,095,562 0.2%
4,360,000 2.125%, 11/30/2024 4,711,695 0.2%
17,550,000 2.875%, 5/31/2025 19,745,807 0.7%
5,680,000 2.625%, 1/31/2026 6,378,684 0.2%
Principal
Amount
Long-Term Fixed Income
( 19.8% ) Value
% of Net
Assets
U.S. Government & Agencies (6.3%) -
continued
$ 40,970,000 2.500%, 2/28/2026 $ 45,775,973 1.6%
10,255,000 1.125% - 2.500%,
8/15/2020 - 1/31/2025
f
10,739,954 0.3%
Total 181,475,462
Utilities (0.6%)
Other Securities
^
16,061,948 0.6%
Total 16,061,948
Total Long-Term Fixed Income
(cost $542,656,055) 573,522,451
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
% of Net
Assets
44,045,413 Thrivent Cash Management
Trust 44,045,413 1.5%
Total Collateral Held for
Securities Loaned
(cost $44,045,413) 44,045,413
Shares or
Principal
Amount
Short-Term Investments
( 10.8% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
4,300,000 0.150%, 5/20/2020
g,h
4,299,796 0.2%
4,400,000 0.231%, 6/9/2020
g,h
4,399,523 0.2%
6,700,000 0.200%, 7/13/2020
g,h
6,698,370 0.2%
25,600,000 0.007% - 1.285%,
5/5/2020 - 8/4/2020
g,h
25,597,385 0.8%
Thrivent Core Short-Term
Reserve Fund
27,163,611 1.450% 271,636,112 9.4%
U.S. Treasury Bills
400,000 0.023% - 0.105%,
6/23/2020 - 9/24/2020
f,g
399,860 <0.1%
Total Short-Term Investments
(cost $312,890,035) 313,031,046
Total Investments (cost
$2,840,747,581) 104.6% $3,031,353,195
Other Assets and Liabilities,
Net (4.6%) (134,635,327)
Total Net Assets 100.0% $2,896,717,868

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Moderately Aggressive Allocation Fund held restricted securities as of April
30, 2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities
Act of 1933. As of April 30, 2020, the value of these investments was
$468,744 or 0.0% of total net assets.
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
d Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,265,346
Common Stock 40,536,113
Total lending $41,801,459
Gross amount payable upon return of
collateral for securities loaned $44,045,413
Net amounts due to counterparty $2,243,954
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $398,686,794
Gross unrealized depreciation (230,548,487)
Net unrealized appreciation (depreciation) $168,138,307
Cost for federal income tax purposes $2,862,117,464

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,327,803 – 1,286,238 1,041,565
Capital Goods 1,974,482 – 1,510,420 464,062
Communications Services 4,716,339 – 4,537,439 178,900
Consumer Cyclical 3,345,335 – 3,175,090 170,245
Consumer Non-Cyclical 4,461,685 – 4,461,685 –
Energy 1,406,370 – 1,406,370 –
Financials 2,547,504 – 2,547,504 –
Technology 2,322,101 – 2,322,101 –
Transportation 477,420 – 477,420 –
Utilities 305,976 – 305,976 –
Registered Investment Companies
Unaffiliated 31,034,839 31,034,839 – –
Affiliated 1,089,251,797 1,089,251,797 – –
Common Stock
Communications Services 21,441,928 20,066,194 1,375,734 –
Consumer Discretionary 72,644,195 70,761,898 1,882,297 –
Consumer Staples 22,476,073 20,709,833 1,766,240 –
Energy 15,789,654 14,912,391 877,263 –
Financials 104,695,348 97,926,813 6,768,535 –
Health Care 110,194,441 105,569,740 4,624,701 –
Industrials 106,702,273 102,227,041 4,475,232 –
Information Technology 152,555,348 149,857,852 2,697,496 –
Materials 28,100,260 25,952,138 2,148,120 2
Real Estate 46,919,796 45,043,892 1,875,904 –
Utilities 12,805,999 12,332,642 473,357 –
Long-Term Fixed Income
Asset-Backed Securities 18,492,220 – 18,492,220 –
Basic Materials 6,053,716 – 6,053,716 –
Capital Goods 9,539,078 – 9,539,078 –
Collateralized Mortgage Obligations 18,397,043 – 18,397,043 –
Commercial Mortgage-Backed Securities 4,766,186 – 4,766,186 –
Communications Services 20,256,486 – 20,256,486 –
Consumer Cyclical 16,398,442 – 16,398,442 –
Consumer Non-Cyclical 28,750,910 – 28,750,910 –
Energy 16,775,373 – 16,775,373 –
Financials 47,597,314 – 47,597,314 –
Mortgage-Backed Securities 168,907,190 – 168,907,190 –
Technology 16,128,952 – 16,128,952 –
Transportation 3,922,131 – 3,922,131 –
U.S. Government & Agencies 181,475,462 – 181,475,462 –
Utilities 16,061,948 – 16,061,948 –
Short-Term Investments 41,394,934 – 41,394,934 –
Subtotal Investments in Securities $2,453,414,351 $1,785,647,070 $665,912,507 $1,854,774
Other Investments  * Total
Affiliated Short-Term Investments 271,636,112
Affiliated Registered Investment Companies 262,257,319
Collateral Held for Securities Loaned 44,045,413
Subtotal Other Investments $577,938,844
Total Investments at Value $3,031,353,195
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 50,257,848 50,257,848 – –
Total Asset Derivatives $50,257,848 $50,257,848 $– $–
Liability Derivatives
Futures Contracts 51,248,988 51,248,988 – –
Credit Default Swaps 106,284 – 106,284 –
Total Liability Derivatives $51,355,272 $51,248,988 $106,284 $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling
$34,295,813 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 230 June 2020 $ 49,783,127 $ 915,701
CBOT U.S. Long Bond 35 June 2020 5,745,857 590,237
CME E-mini S&P 500 Index 3,072 June 2020 401,044,893 44,763,747
ICE US mini MSCI Emerging Markets Index 1,537 June 2020 65,630,252 3,988,163
Total Futures Long Contracts $ 522,204,129 $ 50,257,848
CBOT 10-Yr. U.S. Treasury Note (33) June 2020 ( $ 4,500,613) ( $ 88,450)
CBOT 5-Yr. U.S. Treasury Note (108) June 2020 (13,232,310) (320,002)
CME E-mini NASDAQ 100 Index (249) June 2020 (35,078,507) (9,684,223)
CME E-mini Russell 2000 Index (2,289) June 2020 (130,521,195) (19,030,620)
CME E-mini S&P Mid-Cap 400 Index (1,209) June 2020 (177,437,048) (20,996,122)
CME Ultra Long Term U.S. Treasury Bond (17) June 2020 (3,421,601) (399,681)
ICE mini MSCI EAFE Index (23) June 2020 (1,612,128) (271,917)
Ultra 10-Yr. U.S. Treasury Note (50) June 2020 (7,393,589) (457,973)
Total Futures Short Contracts ( $ 373,196,991) ($51,248,988)
Total Futures Contracts $ 149,007,138 ($991,140)

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of April 30, 2020. Investments totaling $851,794 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 6,000,000) $ – ( $ 106,284) ( $ 106,284)
Total Credit Default Swaps $– ($106,284) ($106,284)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Moderately Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 48,751,910
Total Equity Contracts 48,751,910
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,505,938
Total Interest Rate Contracts 1,505,938
Total Asset Derivatives $50,257,848
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 49,982,882
Total Equity Contracts 49,982,882
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,266,106
Total Interest Rate Contracts 1,266,106
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 106,284
Total Credit Contracts 106,284
Total Liability Derivatives $51,355,272
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Moderately
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (564,254)
Total Interest Rate Contracts (564,254)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 20,234,452
Total Equity Contracts 20,234,452
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,431,906)
Total Foreign Exchange Contracts (1,431,906)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 297,285
Total Credit Contracts 297,285
Total $18,535,577
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,478,641)
Total Equity Contracts (5,478,641)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 138,591
Total Interest Rate Contracts 138,591
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (106,284)
Total Credit Contracts (106,284)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (187,826)
Total Foreign Exchange Contracts (187,826)
Total ($5,634,160)
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $543,070,708
Futures - Short (465,959,747)
Interest Rate Contracts
Futures - Long 62,448,666
Futures - Short (35,328,446)
Foreign Exchange Contracts
Futures - Long 53,178,762
Credit Contracts
Credit Default Swaps - Sell Protection (82,837)

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,725 $6,792 $– $38,516 4,275 1.3%
Core Emerging Markets Equity — 7,000 – 6,388 750 0.2
Core International Equity 86,307 3,366 – 72,894 9,262 2.5
Core Low Volatility Equity 109,491 51,653 – 144,460 13,327 5.0
Global Stock, Class S 135,852 16,651 – 123,278 5,807 4.3
High Yield, Class S 22,543 597 – 20,621 4,898 0.7
Income, Class S 68,329 1,343 – 69,895 7,296 2.4
International Allocation, Class S 245,381 6,335 – 205,103 24,593 7.1
Large Cap Growth, Class S 224,569 10,971 – 246,994 18,378 8.5
Large Cap Value, Class S 233,679 4,512 – 200,065 10,486 6.9
Limited Maturity Bond, Class S 37,125 447 – 37,005 3,001 1.3
Mid Cap Stock, Class S 171,989 4,926 – 148,623 6,524 5.1
Small Cap Stock, Class S 44,444 3,816 – 37,669 1,979 1.3
Total Affiliated Registered Investment Companies 1,414,434 1,351,511 46.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 338,384 242,665 309,420 271,636 27,164 9.4
Total Affiliated Short-Term Investments 338,384 271,636 9.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,572 209,107 179,634 44,045 44,045 1.5
Total Collateral Held for Securities Loaned 14,572 44,045 1.5
Total Value $1,767,390 $1,667,192
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,001) $– $823
Core Emerging Markets Equity – (612) – –
Core International Equity – (16,779) – 3,366
Core Low Volatility Equity Fund – (16,684) 3,440 2,213
Global Stock, Class S – (29,225) 14,333 2,318
High Yield, Class S – (2,519) – 597
Income, Class S – 223 314 1,031
International Allocation, Class S – (46,613) – 6,335
Large Cap Growth, Class S – 11,454 10,971 –
Large Cap Value, Class S – (38,126) – 4,512
Limited Maturity Bond, Class S – (567) – 448
Mid Cap Stock, Class S – (28,292) 4,246 678
Small Cap Stock, Class S – (10,591) 3,606 210
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (129) 136 2 2,809
Total Income/Non Income Cash from Affiliated Investments $25,340
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 90
Total Affiliated Income from Securities Loaned, Net $90
Total $(129) $(181,196) $36,912

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Principal
Amount Bank Loans ( 2.0% ) Value
% of Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 1,365,494 0.1%
Total 1,365,494
Capital Goods (0.2%)
Other Securities
^
1,559,715 0.2%
Total 1,559,715
Communications Services (0.4%)
Other Securities
^
3,575,780 0.4%
Total 3,575,780
Consumer Cyclical (0.3%)
Other Securities
^
2,917,364 0.3%
Total 2,917,364
Consumer Non-Cyclical (0.5%)
Other Securities
^
4,276,194 0.5%
Total 4,276,194
Energy (0.1%)
Other Securities
^
1,285,655 0.1%
Total 1,285,655
Financials (0.2%)
Other Securities
^
1,929,675 0.2%
Total 1,929,675
Technology (0.2%)
Other Securities
^
1,724,654 0.2%
Total 1,724,654
Transportation (<0.1%)
Other Securities
^
356,858 <0.1%
Total 356,858
Utilities (<0.1%)
Other Securities
^
340,397 <0.1%
Total 340,397
Total Bank Loans
(cost $21,880,082) 19,331,786
Principal
Amount
Long-Term Fixed Income
( 44.4% ) Value
% of Net
Assets
Asset-Backed Securities (1.7%)
Other Securities
^
16,429,305 1.7%
Total 16,429,305
Principal
Amount
Long-Term Fixed Income
( 44.4% ) Value
% of Net
Assets
Basic Materials (0.4%)
Other Securities
^
$ 3,965,241 0.4%
Total 3,965,241
Capital Goods (0.6%)
Other Securities
^
6,123,887 0.6%
Total 6,123,887
Collateralized Mortgage Obligations (1.5%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,103,638 3.000% - 3.000%,
2/15/2033 - 3/15/2033,
Ser. 4170, Class IG
a
107,342 <0.1%
Federal National Mortgage
Association - REMIC
1,143,454 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
a
72,485 <0.1%
Other Securities
^
13,921,074 1.5%
Total 14,100,901
Commercial Mortgage-Backed Securities
(0.4%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
396,431 3.000%, 3/15/2045, Ser.
4741, Class GA 412,526 <0.1%
Federal National Mortgage
Association - ACES
750,000 3.776%, 8/25/2030, Ser.
2018-M12, Class A2
b
890,190 0.1%
Other Securities
^
2,045,934 0.3%
Total 3,348,650
Communications Services (1.4%)
Other Securities
^
13,881,899 1.4%
Total 13,881,899
Consumer Cyclical (1.0%)
Other Securities
^
10,025,137 1.0%
Total 10,025,137
Consumer Non-Cyclical (1.9%)
Other Securities
^
18,718,087 1.9%
Total 18,718,087
Energy (1.2%)
Other Securities
^
11,299,916 1.2%
Total 11,299,916

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Principal
Amount
Long-Term Fixed Income
( 44.4% ) Value
% of Net
Assets
Financials (3.3%)
Other Securities
^
$ 32,098,919 3.3%
Total 32,098,919
Mortgage-Backed Securities (13.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
5,093,942 3.500%, 5/1/2034 5,386,876 0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
8,254,444 3.000%, 3/25/2050 8,723,086 0.9%
5,036,413 3.000%, 4/1/2050 5,322,360 0.6%
4,395,919 3.500%, 7/1/2047 4,671,217 0.5%
5,621,107 3.000%, 8/1/2047 5,949,985 0.6%
Federal National Mortgage
Association
2,057,039 4.500%, 5/1/2048 2,223,316 0.2%
4,134,824 3.500%, 10/1/2048 4,378,039 0.5%
4,914,035 3.500%, 2/1/2049 5,188,460 0.5%
2,773,695 3.500%, 6/1/2049 2,940,100 0.3%
4,680,648 3.500%, 8/1/2049 4,968,545 0.5%
490,894 3.230%, 11/1/2020 491,028 <0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
20,190,000 2.000%, 6/1/2034
c
20,794,123 2.2%
8,410,000 2.500%, 6/1/2034
c
8,784,179 0.9%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
19,300,000 2.500%, 5/1/2050
c
20,096,879 2.1%
7,559,340 4.000%, 7/1/2048 8,045,421 0.8%
6,400,000 3.000%, 5/1/2049
c
6,756,000 0.7%
1,878,000 3.000%, 6/1/2049
c
1,980,183 0.2%
11,875,000 2.500%, 7/1/2049
c
12,345,170 1.3%
Total 129,044,967
Technology (1.2%)
Other Securities
^
11,188,893 1.2%
Total 11,188,893
Transportation (0.2%)
Other Securities
^
2,319,593 0.2%
Total 2,319,593
U.S. Government & Agencies (15.0%)
U.S. Treasury Bonds
2,160,000 2.250%, 11/15/2027 2,431,013 0.3%
5,450,000 2.875%, 5/15/2028 6,430,361 0.7%
2,190,000 5.250%, 11/15/2028 3,043,929 0.3%
4,000,000 1.625%, 8/15/2029 4,361,875 0.5%
4,750,000 1.500%, 2/15/2030 5,135,938 0.5%
2,000,000 3.000%, 5/15/2042 2,699,297 0.3%
4,999,000 2.500%, 5/15/2046 6,345,215 0.7%
7,300,000 2.875%, 5/15/2049 10,109,359 1.0%
750,000 2.375% - 4.375%,
5/15/2040 - 11/15/2049 1,129,894 0.1%
Principal
Amount
Long-Term Fixed Income
( 44.4% ) Value
% of Net
Assets
U.S. Government & Agencies (15.0%) -
continued
U.S. Treasury Notes
$ 5,500,000 1.375%, 9/30/2020 $ 5,528,789 0.6%
2,750,000 2.500%, 2/28/2021 2,803,281 0.3%
9,210,000 1.125%, 8/31/2021 9,324,765 1.0%
9,850,000 1.500%, 9/30/2021 10,033,533 1.0%
1,170,000 1.125%, 2/28/2022 1,189,744 0.1%
4,060,000 1.875%, 7/31/2022 4,211,457 0.4%
19,985,000 2.000%, 11/30/2022 20,890,571 2.2%
1,700,000 2.500%, 3/31/2023 1,811,031 0.2%
11,330,000 2.500%, 1/31/2024 12,254,988 1.3%
1,350,000 2.125%, 7/31/2024 1,451,619 0.1%
8,000,000 1.250%, 8/31/2024 8,314,062 0.9%
2,540,000 2.250%, 11/15/2024 2,756,694 0.3%
1,090,000 2.125%, 11/30/2024 1,177,924 0.1%
7,090,000 2.625%, 1/31/2026 7,962,125 0.8%
9,300,000 2.500%, 2/28/2026 10,390,934 1.1%
2,530,000 1.375% - 1.875%,
8/31/2020 - 1/31/2025
d
2,593,903 0.2%
Total 144,382,301
Utilities (1.2%)
Other Securities
^
11,600,760 1.2%
Total 11,600,760
Total Long-Term Fixed Income
(cost $410,445,522) 428,528,456
Shares
Registered Investment
Companies ( 38.8% ) Value
% of Net
Assets
Unaffiliated  (1.7%)
113,400 Invesco Senior Loan ETF 2,379,132 0.2%
27,000 iShares iBoxx $ Investment
Grade Corporate Bond ETF 3,487,590 0.4%
19,987 SPDR Bloomberg Barclays High
Yield Bond ETF 1,979,313 0.2%
13,488 SPDR S&P 500 ETF Trust
e
3,917,994 0.4%
41,500 Vanguard Short-Term Corporate
Bond ETF 3,364,820 0.4%
Other Securities
^
725,225 0.1%
Total 15,854,074
Affiliated  (37.1%)
3,471,388 Thrivent Core Emerging Markets
Debt Fund 31,277,204 3.2%
424,856 Thrivent Core Emerging Markets
Equity Fund 3,619,770 0.4%
969,305 Thrivent Core International
Equity Fund 7,628,430 0.8%
2,477,074 Thrivent Core Low Volatility
Equity Fund 26,851,483 2.8%
58,959 Thrivent Global Stock Fund,
Class S 1,251,700 0.1%
5,159,877 Thrivent High Yield Fund, Class
S 21,723,080 2.3%
8,052,251 Thrivent Income Fund, Class S 77,140,568 8.0%
3,941,200 Thrivent International Allocation
Fund, Class S 32,869,609 3.4%
2,895,654 Thrivent Large Cap Growth
Fund, Class S 38,917,596 4.0%

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Shares
Registered Investment
Companies ( 38.8% ) Value
% of Net
Assets
Affiliated  (37.1%) - continued
3,015,573 Thrivent Large Cap Value Fund,
Class S $ 57,537,125 6.0%
3,232,589 Thrivent Limited Maturity Bond
Fund, Class S 39,857,824 4.1%
692,303 Thrivent Mid Cap Stock Fund,
Class S 15,770,653 1.6%
212,720 Thrivent Small Cap Stock Fund,
Class S 4,048,058 0.4%
Total 358,493,100
Total Registered Investment
Companies (cost
$331,030,818) 374,347,174
Shares Common Stock ( 9.9% ) Value
% of Net
Assets
Communications Services (0.4%)
Other Securities
^
3,725,700 0.4%
Total 3,725,700
Consumer Discretionary (1.0%)
525 Amazon.com, Inc.
f
1,298,850 0.2%
Other Securities
^
8,682,717 0.8%
Total 9,981,567
Consumer Staples (0.4%)
Other Securities
^
3,407,780 0.4%
Total 3,407,780
Energy (0.2%)
Other Securities
^
2,414,217 0.2%
Total 2,414,217
Financials (1.5%)
Other Securities
^
14,472,971 1.5%
Total 14,472,971
Health Care (1.5%)
Other Securities
^
14,692,586 1.5%
Total 14,692,586
Industrials (1.4%)
Other Securities
^
13,939,706 1.4%
Total 13,939,706
Information Technology (2.2%)
5,454 Apple, Inc. 1,602,385 0.2%
9,853 Microsoft Corporation 1,765,756 0.2%
Other Securities
^
18,059,485 1.8%
Total 21,427,626
Shares Common Stock ( 9.9% ) Value
% of Net
Assets
Materials (0.4%)
Other Securities
^
$ 3,851,001 0.4%
Total 3,851,001
Real Estate (0.7%)
Other Securities
^
6,282,975 0.7%
Total 6,282,975
Utilities (0.2%)
Other Securities
^
1,669,758 0.2%
Total 1,669,758
Total Common Stock
(cost $90,299,334) 95,865,887
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
% of Net
Assets
4,014,019 Thrivent Cash Management
Trust 4,014,019 0.4%
Total Collateral Held for
Securities Loaned
(cost $4,014,019) 4,014,019
Shares or
Principal
Amount
Short-Term Investments
( 12.2% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
1,300,000 1.018%, 5/12/2020
g,h
1,299,964 0.1%
1,200,000 0.500%, 5/13/2020
g,h
1,199,964 0.1%
6,700,000 0.028% - 0.900%,
5/7/2020 - 8/4/2020
g,h
6,699,159 0.8%
Federal National Mortgage
Association Discount Notes
200,000 0.500%, 6/4/2020
g,h
199,981 <0.1%
Thrivent Core Short-Term
Reserve Fund
10,833,020 1.450% 108,330,198 11.2%
U.S. Treasury Bills
300,000 0.022% - 0.105%,
6/23/2020 - 9/24/2020
d,g
299,911 <0.1%
Total Short-Term Investments
(cost $117,990,060) 118,029,177
Total Investments (cost
$975,659,835) 107.7% $1,040,116,499
Other Assets and Liabilities,
Net (7.7%) (74,553,787)
Total Net Assets 100.0% $965,562,712

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
e All or a portion of the security is on loan.
f Non-income producing security.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 802,220
Common Stock 3,033,782
Total lending $3,836,002
Gross amount payable upon return of
collateral for securities loaned $4,014,019
Net amounts due to counterparty $178,017
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $91,926,208
Gross unrealized depreciation (31,971,001)
Net unrealized appreciation (depreciation) $59,955,207
Cost for federal income tax purposes $981,936,531

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,365,494 – 1,006,496 358,998
Capital Goods 1,559,715 – 1,212,840 346,875
Communications Services 3,575,780 – 3,423,405 152,375
Consumer Cyclical 2,917,364 – 2,747,119 170,245
Consumer Non-Cyclical 4,276,194 – 4,276,194 –
Energy 1,285,655 – 1,285,655 –
Financials 1,929,675 – 1,826,792 102,883
Technology 1,724,654 – 1,724,654 –
Transportation 356,858 – 356,858 –
Utilities 340,397 – 340,397 –
Long-Term Fixed Income
Asset-Backed Securities 16,429,305 – 16,429,305 –
Basic Materials 3,965,241 – 3,965,241 –
Capital Goods 6,123,887 – 6,123,887 –
Collateralized Mortgage Obligations 14,100,901 – 14,100,901 –
Commercial Mortgage-Backed Securities 3,348,650 – 3,348,650 –
Communications Services 13,881,899 – 13,881,899 –
Consumer Cyclical 10,025,137 – 10,025,137 –
Consumer Non-Cyclical 18,718,087 – 18,718,087 –
Energy 11,299,916 – 11,299,916 –
Financials 32,098,919 – 32,098,919 –
Mortgage-Backed Securities 129,044,967 – 129,044,967 –
Technology 11,188,893 – 11,188,893 –
Transportation 2,319,593 – 2,319,593 –
U.S. Government & Agencies 144,382,301 – 144,382,301 –
Utilities 11,600,760 – 11,600,760 –
Registered Investment Companies
Unaffiliated 15,854,074 15,854,074 – –
Affiliated 289,116,213 289,116,213 – –
Common Stock
Communications Services 3,725,700 3,725,700 – –
Consumer Discretionary 9,981,567 9,981,567 – –
Consumer Staples 3,407,780 3,407,780 – –
Energy 2,414,217 2,414,217 – –
Financials 14,472,971 14,396,213 76,758 –
Health Care 14,692,586 14,692,586 – –
Industrials 13,939,706 13,939,706 – –
Information Technology 21,427,626 21,375,669 51,957 –
Materials^ 3,851,001 3,779,773 71,228 0
Real Estate 6,282,975 6,282,975 – –
Utilities 1,669,758 1,669,758 – –
Short-Term Investments 9,698,979 – 9,698,979 –
Subtotal Investments in Securities $858,395,395 $400,636,231 $456,627,788 $1,131,376
Other Investments  * Total
Affiliated Short-Term Investments 108,330,198
Affiliated Registered Investment Companies 69,376,887
Collateral Held for Securities Loaned 4,014,019
Subtotal Other Investments $181,721,104
Total Investments at Value $1,040,116,499
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,802,859 8,802,859 – –
Total Asset Derivatives $8,802,859 $8,802,859 $– $–
Liability Derivatives
Futures Contracts 6,941,264 6,941,264 – –
Credit Default Swaps 86,356 – 86,356 –
Total Liability Derivatives $7,027,620 $6,941,264 $86,356 $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling
$7,699,189 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 64 June 2020 $ 13,973,290 $ 134,210
CBOT 5-Yr. U.S. Treasury Note 103 June 2020 12,591,962 332,929
CBOT U.S. Long Bond 158 June 2020 26,153,329 2,449,609
CME E-mini S&P 500 Index 277 June 2020 36,407,532 3,790,708
ICE mini MSCI EAFE Index 96 June 2020 7,118,395 745,445
ICE US mini MSCI Emerging Markets Index 432 June 2020 18,433,641 1,133,799
Ultra 10-Yr. U.S. Treasury Note 22 June 2020 3,238,529 216,159
Total Futures Long Contracts $ 117,916,678 $ 8,802,859
CBOT 10-Yr. U.S. Treasury Note (147) June 2020 ( $ 20,045,246) ( $ 396,942)
CME E-mini Russell 2000 Index (489) June 2020 (27,123,731) (4,825,084)
CME E-mini S&P Mid-Cap 400 Index (75) June 2020 (11,013,704) (1,296,047)
CME Ultra Long Term U.S. Treasury Bond (18) June 2020 (3,622,871) (423,191)
Total Futures Short Contracts ( $ 61,805,552) ($6,941,264)
Total Futures Contracts $ 56,111,126 $1,861,595

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of April 30, 2020. Investments totaling $611,644 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 4,875,000) $ – ( $ 86,356) ( $ 86,356)
Total Credit Default Swaps $– ($86,356) ($86,356)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Moderately Conservative Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,669,952
Total Equity Contracts 5,669,952
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,132,907
Total Interest Rate Contracts 3,132,907
Total Asset Derivatives $8,802,859
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,121,131
Total Equity Contracts 6,121,131
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 820,133
Total Interest Rate Contracts 820,133
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 86,356
Total Credit Contracts 86,356
Total Liability Derivatives $7,027,620
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 460,238
Total Interest Rate Contracts 460,238
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,562,467
Total Equity Contracts 4,562,467
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (209,854)
Total Foreign Exchange Contracts (209,854)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 243,342
Total Credit Contracts 243,342
Total $5,056,193
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,394,080)
Total Equity Contracts (1,394,080)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,657,473
Total Interest Rate Contracts 2,657,473
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (86,356)
Total Credit Contracts (86,356)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (84,096)
Total Foreign Exchange Contracts (84,096)
Total $1,092,941
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $65,060,204
Futures - Short (57,665,908)
Interest Rate Contracts
Futures - Long 47,441,192
Futures - Short (10,730,668)
Foreign Exchange Contracts
Futures - Long 10,726,699
Credit Contracts
Credit Default Swaps - Sell Protection (67,424)

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,996 $5,757 $– $31,277 3,471 3.2%
Core Emerging Markets Equity — 4,000 – 3,620 425 0.4
Core International Equity 9,032 352 – 7,628 969 0.8
Core Low Volatility Equity 18,964 10,979 – 26,851 2,477 2.8
Global Stock, Class S 1,379 170 – 1,252 59 0.1
High Yield, Class S 23,748 629 – 21,723 5,160 2.3
Income, Class S 75,412 1,483 – 77,141 8,052 8.0
International Allocation, Class S 39,325 1,015 – 32,870 3,941 3.4
Large Cap Growth, Class S 35,384 1,729 – 38,918 2,896 4.0
Large Cap Value, Class S 67,204 1,298 – 57,537 3,016 6.0
Limited Maturity Bond, Class S 39,988 481 – 39,858 3,233 4.1
Mid Cap Stock, Class S 18,250 523 – 15,771 692 1.6
Small Cap Stock, Class S 4,776 410 – 4,048 213 0.4
Total Affiliated Registered Investment Companies 361,458 358,494 36.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 168,446 86,040 146,136 108,330 10,833 11.2
Total Affiliated Short-Term Investments 168,446 108,330 11.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,157 50,279 48,422 4,014 4,014 0.4
Total Collateral Held for Securities Loaned 2,157 4,014 0.4
Total Value $532,061 $470,838
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,476) $– $671
Core Emerging Markets Equity – (380) – –
Core International Equity – (1,756) – 352
Core Low Volatility Equity Fund – (3,092) 596 383
Global Stock, Class S – (297) 145 24
High Yield, Class S – (2,654) – 629
Income, Class S – 246 347 1,138
International Allocation, Class S – (7,470) – 1,015
Large Cap Growth, Class S – 1,805 1,729 –
Large Cap Value, Class S – (10,965) – 1,298
Limited Maturity Bond, Class S – (611) – 482
Mid Cap Stock, Class S – (3,002) 451 72
Small Cap Stock, Class S – (1,138) 387 23
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (58) 38 1 1,284
Total Income/Non Income Cash from Affiliated Investments $7,371
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total $(58) $(31,752) $3,656

Money Market Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Principal
Amount
U.S. Government Agency Debt
( 87.0% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,925,000
1.133% (LIBOR 1M + 0.140%),
6/2/2020
b
$ 1,925,074
6,400,000
0.610% (LIBOR 1M + 0.040%),
7/24/2020
b
6,400,000
4,500,000 0.216% , 7/29/2020 4,497,594
6,490,000
0.705% (LIBOR 1M + 0.080%),
10/23/2020
b
6,490,000
6,300,000
0.080% (SOFRRATE + 0.070%),
11/10/2020
b
6,300,000
3,840,000
1.053% (LIBOR 1M + 0.060%),
2/2/2021
b
3,840,000
7,680,000
0.000% (LIBOR 1M + 0.010%),
5/20/2021
b,c
7,680,000
7,100,000
0.778% (LIBOR 1M + 0.060%),
10/18/2021
b
7,100,000
3,500,000
1.570% (LIBOR 3M + -0.010%),
12/2/2021
b
3,500,000
Federal Farm Credit Bank
1,185,000
0.749% (LIBOR 1M + -0.080%),
5/11/2020
b
1,185,006
1,110,000 0.070% , 5/14/2020 1,109,972
2,615,000
0.487% (LIBOR 1M FLAT),
5/26/2020
b
2,615,012
5,930,000
0.426% (LIBOR 1M + -0.015%),
5/28/2020
b
5,930,000
4,265,000
0.905% (LIBOR 1M + -0.080%),
6/1/2020
b
4,262,054
1,750,000
0.487% (LIBOR 1M FLAT),
6/25/2020
b
1,750,258
7,650,000
0.448% (LIBOR 1M + 0.010%),
6/29/2020
b
7,650,000
2,800,000
0.658% (LIBOR 1M + -0.060%),
7/20/2020
b
2,797,588
3,700,000
0.708% (LIBOR 1M + -0.010%),
7/20/2020
b
3,702,505
7,700,000
0.414% (LIBOR 1M + 0.010%),
7/30/2020
b
7,699,626
4,820,000
0.150% (FEDL 1M + 0.110%),
8/13/2020
b
4,819,581
5,790,000
0.728% (LIBOR 1M + 0.010%),
8/19/2020
b
5,787,279
4,650,000
0.580% (LIBOR 1M + 0.010%),
8/24/2020
b
4,650,223
3,600,000
0.970% (LIBOR 1M + -0.015%),
9/1/2020
b
3,601,749
963,000
0.487% (LIBOR 1M FLAT),
9/25/2020
b
963,304
4,000,000
0.687% (LIBOR 1M + 0.200%),
10/26/2020
b
4,003,955
11,645,000
0.140% (FEDL 1M + 0.100%),
12/16/2020
b
11,644,616
8,440,000
0.230% (USBMMY 3M +
0.110%), 12/28/2020
b
8,436,646
3,600,000
0.481% (LIBOR 1M + 0.040%),
1/28/2021
b
3,604,153
2,930,000
0.160% (FEDL 1M + 0.120%),
2/9/2021
b
2,929,735
7,735,000
0.751% (LIBOR 1M FLAT),
3/17/2021
b
7,735,000
2,500,000
0.766% (LIBOR 1M + 0.015%),
3/17/2021
b
2,500,158
3,850,000
0.725% (LIBOR 3M + -0.035%),
4/30/2021
b
3,850,000
Principal
Amount
U.S. Government Agency Debt
( 87.0% )
a
Value
$ 11,600,000
0.416% (LIBOR 1M + -0.025%),
5/28/2021
b
$ 11,595,741
3,000,000
0.864% (LIBOR 1M FLAT),
8/9/2021
b
2,994,669
3,100,000
0.964% (LIBOR 1M + 0.100%),
9/9/2021
b
3,100,000
4,000,000
0.808% (LIBOR 1M + 0.090%),
11/18/2021
b
4,008,437
7,775,000
0.667% (LIBOR 1M FLAT),
12/22/2021
b
7,773,481
750,000
0.958% (LIBOR 1M + 0.240%),
1/18/2022
b
750,380
Federal Home Loan Bank
1,600,000 0.019% , 5/1/2020 1,600,000
6,175,000 0.343% , 5/4/2020 6,174,865
9,285,000 0.048% , 5/5/2020 9,284,950
9,487,000 0.065% , 5/6/2020 9,486,915
6,470,000
0.971% (LIBOR 1M + 0.050%),
5/8/2020
b
6,470,000
7,788,000 1.571% , 5/8/2020 7,785,621
11,775,000 0.089% , 5/12/2020 11,774,681
10,830,000 0.130% , 5/14/2020 10,829,492
11,640,000 0.031% , 5/15/2020 11,639,859
3,600,000 0.085% , 5/18/2020 3,599,855
8,970,000 0.080% , 5/22/2020 8,969,581
3,500,000 0.540% , 5/28/2020 3,498,582
1,000,000 0.070% , 6/4/2020 999,934
3,500,000 0.540% , 6/5/2020 3,498,162
795,000 0.065% , 6/8/2020 794,945
3,800,000
0.120% (SOFRRATE + 0.110%),
6/10/2020
b
3,800,000
905,000 0.080% , 6/11/2020 904,918
6,147,000 0.067% , 6/12/2020 6,146,522
2,200,000 0.070% , 6/15/2020 2,199,807
2,390,000 0.070% , 6/17/2020 2,389,782
1,375,000 0.080% , 6/24/2020 1,374,835
6,500,000
0.050% (SOFRRATE + 0.040%),
7/2/2020
b
6,500,000
7,086,000 0.169% , 7/8/2020 7,083,738
12,250,000 0.183% , 7/10/2020 12,245,644
5,260,000 0.201% , 7/20/2020 5,257,649
6,900,000
0.110% (SOFRRATE + 0.100%),
7/29/2020
b
6,899,999
5,750,000
0.040% (SOFRRATE + 0.030%),
8/5/2020
b
5,750,000
5,000,000 0.520% , 8/17/2020 4,992,200
7,000,000 0.240% , 8/31/2020 6,994,307
7,120,000 0.290% , 9/2/2020 7,112,888
3,350,000
0.591% (LIBOR 1M + 0.150%),
9/28/2020
b
3,351,960
7,120,000 0.290% , 9/30/2020 7,111,282
4,580,000
0.115% (SOFRRATE + 0.105%),
10/1/2020
b
4,580,000
3,500,000 0.300% , 10/26/2020 3,494,808
4,640,000
0.487% (LIBOR 1M FLAT),
10/26/2020
b
4,640,000
8,845,000
0.754% (LIBOR 3M + -0.135%),
12/18/2020
b
8,841,141
5,450,000
0.110% (SOFRRATE + 0.100%),
12/23/2020
b
5,449,346
1,715,000
0.060% (SOFRRATE + 0.050%),
1/28/2021
b
1,714,269
3,900,000
0.467% (LIBOR 1M + -0.020%),
4/27/2021
b
3,900,054
3, 865,000
0.145% (SOFRRATE + 0.135%),
6/4/2021
b
3,864,995

Money Market Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Principal
Amount
U.S. Government Agency Debt
( 87.0% )
a
Value
$ 3,500,000
0.160% (SOFRRATE + 0.150%),
9/3/2021
b
$ 3,500,000
Federal Home Loan Mortgage
Corporation
7,100,000 0.318% , 8/12/2020 7,093,540
3,600,000
0.020% (SOFRRATE + 0.010%),
8/25/2020
b
3,599,420
Resolution Funding Corporation
Principal Strip
14,170,000 0.489% , 7/15/2020 14,155,546
7,950,000 1.622% , 10/15/2020 7,937,739
U.S. International Development
Finance Corporation
9,410,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
9,410,000
3,115,789
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,115,789
4,218,750
0.880% (T-BILL 3M FLAT),
5/7/2020
b
4,218,750
2,200,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
2,200,000
3,138,891
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,138,891
8,720,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
8,720,000
3,200,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,200,000
4,872,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
4,872,000
3,855,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,855,000
5,420,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
5,420,000
4,115,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
4,115,000
3,649,123
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,649,123
7,250,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
7,250,000
7,176,691
0.880% (T-BILL 3M FLAT),
5/7/2020
b
7,176,691
1,000,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
1,000,000
1,488,971
0.880% (T-BILL 3M FLAT),
5/7/2020
b
1,488,970
3,503,460
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,503,460
3,590,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
3,590,000
1,491,240
0.880% (T-BILL 3M FLAT),
5/7/2020
b
1,491,240
4,444,320
0.950% (T-BILL 3M FLAT),
5/7/2020
b
4,444,320
4,100,000
0.950% (T-BILL 3M + 0.070%),
5/7/2020
b
4,100,000
3,114,079
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,114,079
5,203,800
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,203,800
5,957,280
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,957,280
326,370
0.950% (T-BILL 3M FLAT),
5/7/2020
b
326,370
3,642,660
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,642,660
Principal
Amount
U.S. Government Agency Debt
( 87.0% )
a
Value
$ 6,205,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
$ 6,205,000
3,356,451
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,356,451
5,261,321
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,261,321
5,976,192
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,976,192
7,750,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
7,750,000
4,728,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
4,728,000
3,458,491
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,458,491
5,130,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,130,000
6,000,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
6,000,000
7,400,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
7,400,000
3,620,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,620,000
4,276,200
0.950% (T-BILL 3M FLAT),
5/7/2020
b
4,276,200
5,312,270
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,312,270
3,217,059
0.950% (T-BILL 3M FLAT),
5/7/2020
b
3,217,059
6,831,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
6,831,000
1,200,000 1.017% , 9/30/2020 1,228,306
1,950,000 2.200% , 9/30/2020 1,987,327
3,980,000 1.900% , 11/11/2020 4,023,893
1,848,000 1.940% , 11/15/2020 1,877,152
3,870,000 1.900% , 11/17/2020 3,929,691
2,400,000 1.016% , 1/26/2021 2,563,298
1,750,000 1.016% , 1/26/2021 1,869,071
8,985,000 1.016% , 1/26/2021 9,625,317
2,725,000 1.680% , 2/11/2021 2,757,007
2,965,000 1.000% , 4/9/2021 2,966,775
Ukraine Government International
Bond
10,600,000 1.847% , 5/29/2020 10,607,929
Total 670,638,800
Principal
Amount U.S. Treasury Debt ( 10.4% )
a
Value
U.S. Treasury Bills
7,000,000 0.075% , 5/5/2020 6,999,942
2,150,000 0.073% , 5/12/2020 2,149,952
3,550,000 0.155% , 5/19/2020 3,549,725
14,635,000 0.161% , 6/16/2020 14,631,986
3,600,000 0.100% , 6/30/2020
c
3,599,440
U.S. Treasury Notes
27,190,000
0.168% (USBMMY 3M +
0.043%), 7/31/2020
b
27,180,401
8,205,000
0.170% (USBMMY 3M +
0.045%), 10/31/2020
b
8,197,132
5,820,000
0.240% (USBMMY 3M +
0.115%), 1/31/2021
b
5,817,617
2,980,000
0.264% (USBMMY 3M +
0.139%), 4/30/2021
b
2,979,916

Money Market Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Principal
Amount U.S. Treasury Debt ( 10.4% )
a
Value
$ 3,900,000
0.345% (USBMMY 3M +
0.220%), 7/31/2021
b
$ 3,903,398
Total 79,009,509
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only by
U.S. Treasuries (including Strips) and
cash ( 5.8% )
a
Value
RBC Dominion Securities, Inc.
45,000,000 0.020% , 5/1/2020
d
45,000,000
Total 45,000,000
Total Investments
(cost $794,516,683) 103.2% $794,648,309
Other Assets and Liabilities,
Net (3.2)% (24,529,652)
Total Net Assets 100.0% $770,118,657
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d Repurchase agreement dated April 30, 2020, $45,000,025
maturing May 1, 2020, collateralized by $45,858,429 United
States Department of The Treasury, 0.02% due May 1, 2020.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $131,626
Gross unrealized depreciation –
Net unrealized appreciation (depreciation) $131,626
Cost for federal income tax purposes $794,516,683
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 670,638,800 – 670,638,800 –
U.S. Treasury Debt 79,009,509 – 79,009,509 –
U.S. Treasury Repurchase Agreement, if
collateralized only by U.S. Treasuries
(including Strips) and cash 45,000,000 – 45,000,000 –
Total Investments at Amortized Cost $794,648,309 $– $794,648,309 $–

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Alabama (0.3%)
Other Securities
^
$ 4,828,997 0.3%
Total 4,828,997
Alaska (<0.1%)
Other Securities
^
410,000 <0.1%
Total 410,000
Arizona (1.2%)
Other Securities
^
17,023,795 1.2%
Total 17,023,795
Arkansas (0.4%)
Other Securities
^
5,527,065 0.4%
Total 5,527,065
California (10.4%)
Beverly Hills Unified School
District, Los Angeles County,
CA G.O. (2008 Election)
$ 10,000,000 Zero Coupon, 8/1/2031 8,016,500 0.6%
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,163,680 0.6%
8,300,000
5.000%, 5/1/2045, Ser.
U-6 12,838,440 0.9%
California Various Purpose G.O.
7,500,000 5.000%, 4/1/2032 9,858,975 0.7%
Los Angeles, CA Department of
Airports Rev. (Los Angeles
International Airport)
8,000,000 5.000%, 5/15/2040, Ser. A 8,016,480 0.6%
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,855,890 0.5%
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
a
12,090,500 0.8%
San Francisco, CA City & County
Airport Commission Rev.
(San Francisco International
Airport)
7,825,000
5.000%, 5/1/2044, Ser.
A, AMT 8,386,522 0.6%
9,700,000
5.000% - 5.500%,
5/1/2028 - 5/1/2047,
Ser. B 10,837,833 0.7%
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,065,540 0.5%
University of California Limited
Rev. Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,314,880 0.6%
Other Securities
^
49,288,598 3.3%
Total 152,733,838
Colorado (5.1%)
Colorado Health Fac. Auth.
Hospital Rev. (Parkview
Medical Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,325,400 0.3%
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Colorado (5.1%)- continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 2,610,000
5.000% - 5.625%,
12/1/2024 - 6/1/2043
a
$ 2,867,861 0.2%
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health
Obligated Group)
10,000,000
4.000%, 8/1/2049, Ser.
A-2 9,502,100 0.6%
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley
View Hospital Association)
1,185,000
5.000% - 5.000%,
5/15/2030 - 5/15/2032,
Ser. A 1,351,450 0.1%
University of Colorado University
Enterprise Rev.
9,790,000 5.000%, 6/1/2033
a
10,246,508 0.7%
6,250,000
5.000% - 5.000%,
6/1/2033 - 6/1/2034,
Ser. A
a
7,267,562 0.5%
Other Securities
^
39,168,568 2.7%
Total 74,729,449
Connecticut (0.2%)
Other Securities
^
2,379,498 0.2%
Total 2,379,498
Delaware (0.1%)
Other Securities
^
1,206,765 0.1%
Total 1,206,765
District of Columbia (1.5%)
District of Columbia Water &
Sewer Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,171,357 1.1%
Other Securities
^
6,505,380 0.4%
Total 22,676,737
Florida (4.1%)
Other Securities
^
59,737,159 4.1%
Total 59,737,159
Georgia (1.0%)
Other Securities
^
15,263,159 1.0%
Total 15,263,159
Guam (<0.1%)
Other Securities
^
241,108 <0.1%
Total 241,108
Hawaii (1.6%)
Other Securities
^
23,311,198 1.6%
Total 23,311,198

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Illinois (7.6%)
Chicago Metropolitan Water
Reclamation District G.O.
Refg.
$ 8,700,000
5.250%, 12/1/2032,
Ser. C $ 11,305,824 0.8%
Chicago, IL G.O. Refg.
5,000,000
5.000% - 5.000%,
1/1/2023 - 1/1/2027,
Ser. C
a
5,195,730 0.3%
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser.
A, AMT 1,205,254 0.1%
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.000% - 5.000%,
1/1/2047, Ser. G, AMT 2,144,860 0.1%
Chicago, IL O'Hare International
Airport Rev. Refg.
6,200,000
5.000% - 5.000%,
1/1/2029 - 1/1/2048 6,867,220 0.5%
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000
5.000%, 12/1/2043, Ser.
A-1
b
1,050,000 0.1%
Illinois Finance Auth. Rev.
(DePaul University)
5,075,000
5.000% - 6.000%,
10/1/2032 - 10/1/2041
a
5,349,391 0.4%
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000
5.000%, 11/15/2027,
Ser. A 1,128,710 0.1%
Illinois Finance Auth. Rev. (The
Art Institute of Chicago)
3,530,000
5.000% - 5.000%,
3/1/2034
a
3,802,038 0.3%
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,620,840 0.3%
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
3,850,000
5.000% - 5.000%,
8/1/2042 - 8/1/2047,
Ser. A 3,848,908 0.3%
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
4,385,000
5.000% - 5.000%,
2/15/2032 - 2/15/2047,
Ser. A 4,427,913 0.3%
Illinois G.O.
7,000,000
5.000%, 11/1/2023,
Ser. D 6,957,860 0.5%
7,000,000 5.000%, 6/1/2024 6,941,410 0.5%
8,250,000
5.000% - 5.500%,
3/1/2027 - 7/1/2038 8,008,398 0.5%
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,503,570 0.1%
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Illinois (7.6%)- continued
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
Zero Coupon, 6/15/2020,
Ser. A
c
$ 11,966,880 0.8%
5,100,000
0.000% - 0.000%,
6/15/2024 - 12/15/2024,
Ser. A
c
4,474,852 0.3%
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick
Place Expansion) (NATL-RE
Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
5,283,411 0.4%
Metropolitan Pier and
Exposition Auth., IL Rev. Refg.
(McCormick Place Expansion)
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
934,440 0.1%
Other Securities
^
14,233,429 0.8%
Total 111,250,938
Indiana (1.2%)
Other Securities
^
17,534,096 1.2%
Total 17,534,096
Iowa (1.7%)
Iowa Finance Auth. Rev.
(Lifespace Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,914,581 0.4%
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 9,725,589 0.7%
3,000,000 5.000%, 8/1/2042 3,555,060 0.2%
Other Securities
^
6,215,697 0.4%
Total 25,410,927
Kansas (0.9%)
Other Securities
^
13,846,241 0.9%
Total 13,846,241
Kentucky (0.7%)
Other Securities
^
9,926,131 0.7%
Total 9,926,131
Louisiana (2.0%)
Other Securities
^
28,821,692 2.0%
Total 28,821,692
Maryland (0.2%)
Other Securities
^
3,049,070 0.2%
Total 3,049,070
Massachusetts (4.8%)
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000
5.000%, 12/1/2046,
Ser. N 7,045,220 0.5%

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Massachusetts (4.8%)- continued
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
$ 750,000 5.000%, 10/1/2031 $ 815,692 0.1%
Massachusetts Development
Finance Agency Rev.
(Wellesley College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,156,720 0.2%
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,206,821 0.9%
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 21,109,700 1.4%
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000
5.500%, 2/15/2028, Ser.
M 6,984,576 0.5%
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser.
A, AMT 8,769,448 0.6%
Other Securities
^
9,409,533 0.6%
Total 70,497,710
Michigan (2.3%)
Great Lakes, MI Water Auth.
Water Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,599,900 0.8%
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 7,913,550 0.5%
Other Securities
^
14,495,987 1.0%
Total 34,009,437
Minnesota (3.0%)
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,515,363 0.4%
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview
Health Services)
6,945,000
5.000%, 11/15/2047,
Ser. A 7,361,144 0.5%
St. Paul, MN Housing &
Redevelopment Auth. Rev.
Refg. (Rossy & Richard Shaller
Family Sholom East Campus)
1,000,000 5.000%, 10/1/2043 922,220 0.1%
Other Securities
^
28,787,651 2.0%
Total 43,586,378
Mississippi (0.4%)
Other Securities
^
5,320,367 0.4%
Total 5,320,367
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Missouri (0.5%)
Other Securities
^
$ 6,804,009 0.5%
Total 6,804,009
Montana (0.1%)
Other Securities
^
1,958,311 0.1%
Total 1,958,311
Nebraska (2.1%)
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,187,169 0.6%
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 9,873,813 0.7%
Other Securities
^
12,393,496 0.8%
Total 31,454,478
Nevada (0.3%)
Other Securities
^
4,921,145 0.3%
Total 4,921,145
New Hampshire (0.4%)
Other Securities
^
6,075,900 0.4%
Total 6,075,900
New Jersey (1.6%)
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,549,740 0.6%
Other Securities
^
14,283,128 1.0%
Total 23,832,868
New York (9.3%)
New York City Municipal Water
Finance Auth. Water and
Sewer System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,519,680 0.6%
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 14,266,560 1.0%
5,680,000
0.120% - 5.375%,
6/15/2035 - 6/15/2044
e
5,704,772 0.4%
New York City Transitional
Finance Auth. Future Tax
Secured Rev.
15,000,000
5.000%, 11/1/2033, Ser.
D-1 15,660,600 1.1%
19,000,000 5.000%, 2/1/2043, Ser. A 21,558,920 1.5%
720,000
0.120%, 2/1/2045, Ser.
E-4
e
720,000 <0.1%
New York State Dormitory Auth.
State Personal Income Tax
Rev.
5,000,000
5.000%, 3/15/2039,
Ser. C 5,555,350 0.4%
New York State Dormitory Auth.
State Personal Income Tax
Rev. Refg.
8,330,000
5.000%, 2/15/2043,
Ser. B 9,567,671 0.6%

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
New York (9.3%)- continued
New York State Liberty
Development Corporation Rev.
$ 10,000,000 5.250%, 12/15/2043 $ 10,477,800 0.7%
Port Auth. of New York & New
Jersey Rev.
11,125,000
5.000% - 5.000%,
12/1/2024 - 9/1/2039,
Ser. 178, AMT 12,301,084 0.8%
Port Auth. of New York & New
Jersey Rev. Refg.
6,715,000
5.000% - 5.000%,
9/15/2034 - 9/15/2048,
Ser. 207, AMT 7,570,285 0.5%
Other Securities
^
24,348,546 1.7%
Total 137,251,268
North Carolina (1.0%)
Other Securities
^
15,127,760 1.0%
Total 15,127,760
North Dakota (0.4%)
Other Securities
^
5,874,410 0.4%
Total 5,874,410
Ohio (5.0%)
Ohio Higher Educational Fac.
Commission Rev. (Case
Western Reserve University)
3,135,000
5.000% - 6.500%,
10/1/2020 - 12/1/2028 3,572,492 0.2%
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,742,267 0.2%
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,258,893 0.2%
Ohio Higher Educational Fac.
Commission Rev. Refg.
(Kenyon College)
1,505,000 5.250%, 7/1/2044 1,515,655 0.1%
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,504,928 0.2%
Ohio Hospital Rev. (Cleveland
Clinic Health System
Obligated Group)
5,000,000 5.000%, 1/1/2034
a
5,350,350 0.4%
Ohio Hospital Rev. Refg.
(University Hospitals Health
System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,451,040 0.3%
Ohio State Turnpike Commission
Rev.
8,680,000
Zero Coupon, 2/15/2034,
Ser. A-4
d
9,844,856 0.7%
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000
5.500%, 2/15/2026, Ser.
A
c
11,952,000 0.8%
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Ohio (5.0%)- continued
Other Securities
^
$ 27,839,882 1.9%
Total 73,032,363
Oklahoma (1.7%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,722,634 0.6%
Other Securities
^
15,538,168 1.1%
Total 24,260,802
Oregon (1.1%)
Other Securities
^
16,456,605 1.1%
Total 16,456,605
Pennsylvania (2.2%)
Pennsylvania Turnpike
Commission Rev. (BAM
Insured)
6,090,000
Zero Coupon, 12/1/2041,
Ser. A-3
c
3,155,960 0.2%
Pennsylvania Turnpike
Commission Turnpike Rev.
7,950,000
5.000% - 5.000%,
12/1/2040 - 12/1/2046,
Ser. A-1 8,729,154 0.6%
Pennsylvania Turnpike
Commission Turnpike Rev.
(AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
13,025,153 0.9%
Other Securities
^
6,909,920 0.5%
Total 31,820,187
Puerto Rico (0.3%)
Other Securities
^
4,875,074 0.3%
Total 4,875,074
South Carolina (1.9%)
Other Securities
^
27,715,959 1.9%
Total 27,715,959
South Dakota (0.1%)
Other Securities
^
1,143,670 0.1%
Total 1,143,670
Tennessee (0.2%)
Other Securities
^
2,823,326 0.2%
Total 2,823,326
Texas (9.6%)
Clifton, TX Higher Education
Finance Corporation
Education Rev. (IDEA Public
Schools)
3,000,000
5.000% - 6.000%,
8/15/2042 - 8/15/2043 3,208,070 0.2%

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Texas (9.6%)- continued
Clifton, TX Higher Education
Finance Corporation
Education Rev. (IDEA Public
Schools) (PSF-GTD Insured)
$ 7,605,000
5.000% - 5.000%,
8/15/2036 - 8/15/2046,
Ser. A
c
$ 8,714,936 0.6%
Clifton, TX Higher Education
Finance Corporation
Education Rev. (Uplift
Education)
4,000,000
6.250%, 12/1/2045, Ser.
A
a
4,116,520 0.3%
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000
5.750%, 12/1/2032, Ser.
A
a,c
14,497,300 1.0%
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
a
15,830,550 1.1%
North Texas Tollway Auth. System
Rev. Refg.
5,000,000 5.000%, 1/1/2042, Ser. B 5,194,900 0.4%
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000 –%, 1/1/2028, Ser. D
c
4,304,850 0.3%
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,492,919 0.6%
Texas G.O. Refg.
13,940,000 5.000%, 10/1/2044, Ser. A 15,676,924 1.1%
Texas Private Activity Bond
Surface Transportation
Corporation Rev. (Segment
3C)
10,000,000 5.000%, 6/30/2058, AMT 10,432,300 0.7%
Other Securities
^
50,019,999 3.3%
Total 141,489,268
Utah (1.7%)
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,224,971 0.6%
Other Securities
^
16,833,233 1.1%
Total 25,058,204
Vermont (0.3%)
Other Securities
^
4,405,170 0.3%
Total 4,405,170
Virginia (2.9%)
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
a
10,447,100 0.7%
Virginia Small Business
Financing Auth. Rev.
(Elizabeth River Crossings
Opco, LLC)
8,910,000 6.000%, 1/1/2037, AMT 9,031,265 0.6%
2,950,000
5.000% - 5.500%,
1/1/2027 - 1/1/2042,
AMT 2,938,769 0.2%
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Virginia (2.9%)- continued
Virginia Small Business
Financing Auth. Rev.
(Transform 66 P3)
$ 10,610,000 5.000%, 12/31/2052, AMT $ 10,653,607 0.7%
7,185,000
5.000% - 5.000%,
12/31/2047 -
12/31/2049, AMT 7,232,506 0.5%
Other Securities
^
2,599,829 0.2%
Total 42,903,076
Washington (2.9%)
Washington State Various
Purpose G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,449,640 0.9%
5,310,000 5.000%, 8/1/2042, Ser. A 6,261,286 0.4%
Other Securities
^
23,532,133 1.6%
Total 43,243,059
West Virginia (0.4%)
Other Securities
^
5,908,450 0.4%
Total 5,908,450
Wisconsin (2.0%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,548,785 0.1%
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare,
Inc.)
3,695,000
5.000% - 5.000%,
12/15/2039
- 12/15/2044 3,971,994 0.3%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Ascension Health Credit
Group)
9,275,000
5.000%, 11/15/2039,
Ser. A 10,395,420 0.7%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation
Cedar Community)
870,000 5.000%, 6/1/2037 760,101 0.1%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Marquette University)
5,000,000 5.000%, 10/1/2041 5,366,150 0.4%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Marshfield Clinic Health
Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,034,080 0.1%
Other Securities
^
5,555,330 0.3%
Total 29,631,860

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Principal
Amount
Long-Term Fixed Income
( 98.8% ) Value
% of Net
Assets
Wyoming (0.1%)
Other Securities
^
$ 1,888,034 0.1%
Total 1,888,034
Total Long-Term Fixed Income
(cost $1,410,202,847) 1,453,277,011
Total Investments
(cost $1,410,202,847) 98.8% $1,453,277,011
Other Assets and Liabilities,
Net 1.2% 18,200,949
Total Net Assets 100.0% $1,471,477,960
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited
into an irrevocable escrow account and is used to purchase
U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b Defaulted security.  Interest is not being accrued.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited to
economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
e Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 59,401,196
Gross unrealized depreciation (30,756,249)
Net unrealized appreciation (depreciation) $ 28,644,947
Cost for federal income tax purposes $ 1,424,632,064

Municipal Bond Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 214,948,646 – 214,948,646 –
Electric Revenue 62,310,600 – 62,310,600 –
Escrowed/Pre-refunded 153,073,357 – 153,073,357 –
General Obligation 160,012,836 – 160,012,836 –
Health Care 199,556,378 – 199,556,378 –
Housing Finance 12,450,534 – 12,450,534 –
Industrial Development Revenue 12,571,972 – 12,571,972 –
Other Revenue 79,533,993 – 79,533,993 –
Tax Revenue 114,803,376 – 114,803,376 –
Transportation 307,497,598 – 307,497,598 –
Water & Sewer 136,517,721 – 136,517,721 –
Total Investments at Value $1,453,277,011 $– $1,453,277,011 $–

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Principal
Amount Bank Loans ( 25.3% ) Value
% of Net
Assets
Basic Materials (1.5%)
Other Securities
^
$ 10,780,506 1.5%
Total 10,780,506
Capital Goods (3.1%)
GFL Environmental, Inc., Term
Loan
$ 3,216,934 4.000%, (LIBOR 1M +
3.000%), 5/31/2025
a,b,c,d
3,155,813 0.4%
Reynolds Consumer Products,
LLC, Term Loan
3,000,000 2.154%, (LIBOR 1M +
1.750%), 2/4/2027
b,d
2,886,090 0.4%
TransDigm , Inc., Term Loan
3,715,620 2.654%, (LIBOR 1M +
2.250%), 12/9/2025
b,d
3,243,624 0.5%
Vertiv Group Corporation, Term
Loan
3,500,000 3.993%, (LIBOR 1M +
3.000%), 3/2/2027
b,d,e
3,281,250 0.5%
Other Securities
^
10,122,271 1.3%
Total 22,689,048
Communications Services (6.0%)
CenturyLink, Inc., Term Loan
5,326,650 2.654%, (LIBOR 1M +
2.250%), 3/15/2027
b,d
5,027,026 0.7%
CommScope , Inc., Term Loan
2,457,650 3.654%, (LIBOR 1M +
3.250%), 4/4/2026
b,d
2,304,932 0.3%
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000 2.654%, (LIBOR 1M +
2.250%), 1/31/2028
b,d
4,020,950 0.6%
CSC Holdings, LLC, Term Loan
3,581,025 3.314%, (LIBOR 1M +
2.500%), 4/15/2027
b,d
3,402,618 0.5%
1,450,150 3.064%, (LIBOR 1M +
2.250%), 7/17/2025
b,d
1,377,410 0.2%
Diamond Sports Group, LLC,
Term Loan
3,112,925 3.820%, (LIBOR 1M +
3.250%), 8/24/2026
b,d
2,526,014 0.4%
T-Mobile USA, Inc., Term Loan
2,590,000 0.000%, (LIBOR 1M +
3.000%), 4/1/2027
a,b,c,d
2,572,880 0.4%
Virgin Media Bristol, LLC, Term
Loan
3,140,000 3.314%, (LIBOR 1M +
2.500%), 1/31/2028
b,d
2,964,945 0.4%
WideOpenWest Finance, LLC,
Term Loan
2,593,625 4.250%, (LIBOR 1M +
3.250%), 8/19/2023
b,d
2,401,541 0.3%
Other Securities
^
16,997,067 2.2%
Total 43,595,383
Principal
Amount Bank Loans ( 25.3% ) Value
% of Net
Assets
Consumer Cyclical (3.7%)
1011778 B.C., LLC, Term Loan
$ 3,381,525 2.154%, (LIBOR 1M +
1.750%), 11/19/2026
b,d
$ 3,162,774 0.4%
Golden Nugget, LLC, Term Loan
3,490,236 3.455%, (LIBOR 1M +
2.500%), 10/4/2023
b,d
2,784,789 0.4%
LCPR Loan Financing, LLC, Term
Loan
2,995,000 5.814%, (LIBOR 1M +
5.000%), 10/25/2026
b,d
2,927,612 0.4%
Scientific Games International,
Inc., Term Loan
4,860,751 3.521%, (LIBOR 2M +
2.750%), 8/14/2024
b,d
4,006,085 0.6%
Stars Group Holdings BV, Term
Loan
2,340,947 4.950%, (LIBOR 3M +
3.500%), 7/10/2025
b,d,e
2,323,390 0.3%
Other Securities
^
11,252,573 1.6%
Total 26,457,223
Consumer Non-Cyclical (4.4%)
Bausch Health Americas, Inc.,
Term Loan
5,183,750 3.718%, (LIBOR 1M +
3.000%), 6/1/2025
b,d
5,008,798 0.7%
Global Medical Response, Inc.,
Term Loan
4,139,713 4.250%, (LIBOR 1M +
3.250%), 4/28/2022
b,d
3,791,728 0.5%
JBS USA LUX SA, Term Loan
2,353,116 3.072%, (LIBOR 3M +
2.000%), 5/1/2026
b,d
2,263,415 0.3%
MPH Acquisition Holdings, LLC,
Term Loan
3,860,000 4.200%, (LIBOR 3M +
2.750%), 6/7/2023
b,d
3,543,982 0.5%
Ortho-Clinical Diagnostics SA,
Term Loan
3,617,650 4.266%, (LIBOR 1M +
3.250%), 6/30/2025
b,d
3,206,143 0.4%
Other Securities
^
13,758,150 2.0%
Total 31,572,216
Energy (1.2%)
Radiate Holdco, LLC, Term Loan
3,928,889 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
b,d
3,751,460 0.5%
Other Securities
^
5,100,978 0.7%
Total 8,852,438
Financials (2.4%)
Other Securities
^
17,226,509 2.4%
Total 17,226,509

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount Bank Loans ( 25.3% ) Value
% of Net
Assets
Technology (2.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 4,029,975 4.260%, (LIBOR 2M +
3.500%), 8/21/2026
a,b,c,d
$ 3,490,966 0.5%
Prime Security Services
Borrower, LLC, Term Loan
4,552,125 4.266%, (LIBOR 1M +
3.250%), 9/23/2026
b,d
4,304,990 0.6%
Rackspace Hosting, Inc., Term
Loan
4,002,998 4.763%, (LIBOR 2M +
3.000%), 11/3/2023
b,d
3,742,402 0.5%
Zayo Group Holdings, Inc., Term
Loan
3,320,000 3.404%, (LIBOR 1M +
3.000%), 3/9/2027
b,d
3,111,537 0.4%
Other Securities
^
1,119,627 0.2%
Total 15,769,522
Transportation (0.5%)
Other Securities
^
3,364,727 0.5%
Total 3,364,727
Utilities (0.3%)
Other Securities
^
2,398,060 0.3%
Total 2,398,060
Total Bank Loans
(cost $203,856,814) 182,705,632
Principal
Amount
Long-Term Fixed Income
( 52.7% ) Value
% of Net
Assets
Asset-Backed Securities (4.5%)
Cent CLO, LP
2,700,000 3.291%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
d,f
2,446,157 0.3%
Other Securities
^
30,203,149 4.2%
Total 32,649,306
Basic Materials (0.8%)
Other Securities
^
5,861,418 0.8%
Total 5,861,418
Capital Goods (1.8%)
Other Securities
^
12,933,216 1.8%
Total 12,933,216
Collateralized Mortgage Obligations (9.1%)
Antler Mortgage Trust
3,450,000 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
f
3,444,724 0.5%
Banc of America Alternative
Loan Trust
768,265 6.000%, 11/25/2035,
Ser. 2005-10, Class 3CB1 677,536 0.1%
Principal
Amount
Long-Term Fixed Income
( 52.7% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (9.1%) -
continued
Banc of America Funding Trust
$ 829,114 5.500%, 1/25/2036, Ser.
2005-8, Class 1A1 $ 756,888 0.1%
Banc of America Mortgage
Securities Trust
942,997 3.985%, 9/25/2035, Ser.
2005-H, Class 3A1
d
809,430 0.1%
180,385 4.096%, 9/25/2035, Ser.
2005-H, Class 2A1
d
154,084 <0.1%
CHL Mortgage Pass-Through
Trust
1,680,087 6.000% - 6.000%,
4/25/2037 -
11/25/2037, Ser. 2007-
18, Class 1A2 1,282,030 0.1%
480,758 3.791%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
d
437,646 0.1%
Countrywide Alternative Loan
Trust
2,203,115 5.000% - 7.000%,
3/25/2035 -
10/25/2037, Ser. 2005-
3CB, Class 1A1 1,776,532 0.3%
Countrywide Home Loan
Mortgage Pass Through Trust
352,501 3.562%, 11/25/2035,
Ser. 2005-22, Class 2A1
d
301,553 <0.1%
Federal Home Loan Mortgage
Corporation
2,774,784 3.500%, 8/15/2035, Ser.
345, Class C8
g
260,594 <0.1%
Federal Home Loan Mortgage
Corporation - REMIC
10,114,995 3.000% - 3.500%,
5/15/2027 - 4/15/2033,
Ser. 4119, Class KI
g
865,591 0.1%
Federal National Mortgage
Association - REMIC
40,054,327 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-121, Class BI
g
2,409,312 0.2%
Greenpoint Mortgage Funding
Trust
215,601 0.687%, (LIBOR 1M +
0.200%), 10/25/2045,
Ser. 2005-AR4, Class
G41B
d
178,468 <0.1%
J.P. Morgan Alternative Loan
Trust
401,710 6.500%, 3/25/2036, Ser.
2006-S1, Class 1A19 301,870 <0.1%
J.P. Morgan Mortgage Trust
503,279 4.172%, 7/25/2035, Ser.
2007-A1, Class 2A1
d
466,828 0.1%
Merrill Lynch Alternative Note
Asset Trust
351,120 6.000%, 3/25/2037, Ser.
2007-F1, Class 2A1 232,076 <0.1%
Merrill Lynch Mortgage Investors
Trust
714,196 4.304%, 6/25/2035, Ser.
2005-A5, Class M1
d
351,927 0.1%

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount
Long-Term Fixed Income
( 52.7% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (9.1%) -
continued
Structured Asset Mortgage
Investments, Inc.
$ 468,543 0.797%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
d
$ 410,487 0.1%
Vericrest Opportunity Loan
Transferee
3,700,000 4.090%, 11/25/2049,
Ser. 2019-NPL8, Class
A1B
f,h
2,708,542 0.4%
WaMu Mortgage Pass Through
Certificates
906,262 2.750%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class 1A
d
750,097 0.1%
389,609 3.694%, 10/25/2036,
Ser. 2006-AR12, Class
1A1
d
350,436 0.1%
Washington Mutual Mortgage
Pass-Through Certificates
337,656 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 320,626 <0.1%
Other Securities
^
46,713,560 6.6%
Total 65,960,837
Commercial Mortgage-Backed Securities
(0.3%)
Federal National Mortgage
Association - ACES
21,441,139 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
d,g
2,355,691 0.3%
Total 2,355,691
Communications Services (3.0%)
CSC Holdings, LLC
1,005,000 5.500% - 5.500%,
5/15/2026 - 4/15/2027
f
1,040,456 0.1%
Neptune Finco Corporation
306,000 10.875%, 10/15/2025
f
330,771 0.1%
SFR Group SA
570,000 7.375%, 5/1/2026
f
595,650 0.1%
Other Securities
^
19,870,433 2.7%
Total 21,837,310
Consumer Cyclical (2.2%)
Other Securities
^
15,706,258 2.2%
Total 15,706,258
Consumer Non-Cyclical (3.5%)
Other Securities
^
25,632,314 3.5%
Total 25,632,314
Energy (2.0%)
Other Securities
^
14,296,682 2.0%
Total 14,296,682
Principal
Amount
Long-Term Fixed Income
( 52.7% ) Value
% of Net
Assets
Financials (6.6%)
BAC Capital Trust XIV
$ 138,000 4.000%, (LIBOR 3M +
0.400%), 5/18/2020
d,i
$ 119,578 <0.1%
Bank of America Corporation
285,000 4.200%, 8/26/2024 308,186 0.1%
585,000 3.864%, 7/23/2024
d
624,118 0.1%
405,000 6.250%, 9/5/2024
d,i
422,091 0.1%
373,000 3.550%, 3/5/2024
d
392,267 0.1%
293,000 5.125%, 6/20/2024
d,i
287,872 0.1%
252,000 3.499%, 5/17/2022
d
256,756 0.1%
250,000 2.738%, 1/23/2022
d
251,621 0.1%
237,000 3.004%, 12/20/2023
d
245,338 <0.1%
124,000 3.458%, 3/15/2025
d
130,972 <0.1%
J.P. Morgan Chase & Company
564,000 3.375% - 3.875%,
5/1/2023 - 9/10/2024 597,974 0.2%
576,000 5.000%, 8/1/2024
d,i
535,680 0.1%
560,000 4.023%, 12/5/2024
d
605,203 0.1%
444,000 4.600%, 2/1/2025
d,i
398,268 0.1%
300,000 2.776%, 4/25/2023
d
307,180 0.1%
231,000 2.250%, (LIBOR 3M +
1.230%), 10/24/2023
d
230,711 <0.1%
195,000 5.150%, 5/1/2023
d,i
192,075 <0.1%
175,000 2.260%, (LIBOR 3M +
0.680%), 6/1/2021
d
174,961 <0.1%
145,000 2.083%, 4/22/2026
d
146,954 <0.1%
Other Securities
^
41,129,982 5.3%
Total 47,357,787
Mortgage-Backed Securities (16.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
3,914,556 3.500%, 5/1/2034 4,139,668 0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
7,210,207 3.000%, 3/25/2050 7,619,563 1.1%
3,688,051 3.000%, 4/1/2050 3,897,443 0.5%
3,269,692 3.500%, 7/1/2047 3,474,459 0.5%
3,747,405 3.000%, 8/1/2047 3,966,657 0.5%
Federal National Mortgage
Association
3,112,233 3.500%, 10/1/2048 3,295,299 0.5%
4,453,344 3.500%, 2/1/2049 4,702,042 0.7%
3,476,404 3.500%, 8/1/2049 3,690,230 0.5%
3,727,825 3.500% - 4.500%,
5/1/2048 - 6/1/2049 3,984,843 0.5%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
16,999,000 2.000%, 6/1/2034
c
17,507,642 2.4%
10,850,000 2.500%, 6/1/2034
c
11,332,741 1.6%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
9,806,000 2.500%, 5/1/2050
c
10,210,880 1.4%
5,661,854 4.000%, 7/1/2048 6,025,923 0.8%
12,450,000 3.000%, 5/1/2049
c
13,142,531 1.8%
2,627,000 3.000%, 6/1/2049
c
2,769,936 0.4%

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount
Long-Term Fixed Income
( 52.7% ) Value
% of Net
Assets
Mortgage-Backed Securities (16.0%) -
continued
$ 15,325,000 2.500%, 7/1/2049
c
$ 15,931,766 2.2%
Total 115,691,623
Technology (1.2%)
Other Securities
^
8,907,817 1.2%
Total 8,907,817
Transportation (0.5%)
Other Securities
^
3,390,307 0.5%
Total 3,390,307
U.S. Government & Agencies (0.1%)
Other Securities
^
622,917 0.1%
Total 622,917
Utilities (1.1%)
Other Securities
^
7,904,721 1.1%
Total 7,904,721
Total Long-Term Fixed Income
(cost $394,863,257) 381,108,204
Shares
Registered Investment
Companies ( 20.1% ) Value
% of Net
Assets
Unaffiliated  (5.6%)
1,018,625 Invesco Senior Loan ETF 21,370,753 3.0%
13,700 Invesco Variable Rate Preferred
ETF 319,484 <0.1%
125,200 iShares S&P U.S. Preferred
Stock Index Fund 4,338,180 0.6%
40,298 SPDR Bloomberg Barclays High
Yield Bond ETF 3,990,711 0.5%
111,245 Vanguard Short-Term Corporate
Bond ETF 9,019,745 1.2%
Other Securities
^
1,694,522 0.3%
Total 40,733,395
Affiliated  (14.5%)
11,607,078 Thrivent Core Emerging Markets
Debt Fund 104,579,769 14.5%
Total 104,579,769
Total Registered Investment
Companies (cost
$154,814,385) 145,313,164
Shares Preferred Stock ( 0.8% ) Value
% of Net
Assets
Communications Services (<0.1%)
Other Securities
^
170,274 <0.1%
Total 170,274
Shares Preferred Stock ( 0.8% ) Value
% of Net
Assets
Consumer Staples (0.1%)
Other Securities
^
$ 460,776 0.1%
Total 460,776
Energy (0.1%)
Other Securities
^
564,446 0.1%
Total 564,446
Financials (0.6%)
7,500 Bank of America Corporation,
5.000%
i
187,800 <0.1%
5,500 J.P. Morgan Chase & Company,
4.750%
i
138,600 <0.1%
Other Securities
^
4,269,610 0.6%
Total 4,596,010
Total Preferred Stock
(cost $5,948,886) 5,791,506
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of Net
Assets
3,412,818 Thrivent Cash Management
Trust 3,412,818 0.5%
Total Collateral Held for
Securities Loaned
(cost $3,412,819) 3,412,818
Shares Common Stock ( <0.1% ) Value
% of Net
Assets
Energy (<0.1%)
Other Securities
^
119,940 <0.1%
Total 119,940
Materials (<0.1%)
Other Securities
^
330,860 <0.1%
Total 330,860
Total Common Stock
(cost $2,233,304) 450,800
Shares or
Principal
Amount
Short-Term Investments
( 12.4% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
8,850,382 1.450% 88,503,821 12.2%
Other Securities
^
1,299,687 0.2%
Total Short-Term Investments
(cost $89,760,181) 89,803,508
Total Investments (cost
$854,889,646) 111.8% $808,585,632
Other Assets and Liabilities,
Net (11.8%) (85,355,212)
Total Net Assets 100.0% $723,230,420

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a All or a portion of the loan is unfunded.
b The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $130,875,185 or 18.1% of total net
assets.
g Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 3,007,776
Common Stock 225,560
Total lending $3,233,336
Gross amount payable upon return of
collateral for securities loaned $3,412,818
Net amounts due to counterparty $179,482
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,520,730
Gross unrealized depreciation (53,251,694)
Net unrealized appreciation (depreciation) $ (45,730,964)
Cost for federal income tax purposes $ 854,889,646

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 10,780,506 – 9,401,955 1,378,551
Capital Goods 22,689,048 – 16,891,848 5,797,200
Communications Services 43,595,383 – 42,070,683 1,524,700
Consumer Cyclical 26,457,223 – 24,133,833 2,323,390
Consumer Non-Cyclical 31,572,216 – 31,572,216 –
Energy 8,852,438 – 8,852,438 –
Financials 17,226,509 – 15,687,940 1,538,569
Technology 15,769,522 – 15,769,522 –
Transportation 3,364,727 – 3,364,727 –
Utilities 2,398,060 – 2,398,060 –
Long-Term Fixed Income
Asset-Backed Securities 32,649,306 – 32,649,306 –
Basic Materials 5,861,418 – 5,861,418 –
Capital Goods 12,933,216 – 12,933,216 –
Collateralized Mortgage Obligations 65,960,837 – 65,960,837 –
Commercial Mortgage-Backed Securities 2,355,691 – 2,355,691 –
Communications Services 21,837,310 – 21,837,310 –
Consumer Cyclical 15,706,258 – 15,706,258 –
Consumer Non-Cyclical 25,632,314 – 25,632,314 –
Energy 14,296,682 – 14,296,682 –
Financials 47,357,787 – 47,159,023 198,764
Mortgage-Backed Securities 115,691,623 – 115,691,623 –
Technology 8,907,817 – 8,907,817 –
Transportation 3,390,307 – 3,390,307 –
U.S. Government & Agencies 622,917 – 622,917 –
Utilities 7,904,721 – 7,904,721 –
Registered Investment Companies
Unaffiliated 40,733,395 40,733,395 – –
Preferred Stock
Communications Services 170,274 170,274 – –
Consumer Staples 460,776 460,776 – –
Energy 564,446 564,446 – –
Financials 4,596,010 3,108,110 1,487,900 –
Common Stock
Energy 119,940 119,940 – –
Materials 330,860 330,860 – –
Short-Term Investments 1,299,687 – 1,299,687 –
Subtotal Investments in Securities $612,089,224 $45,487,801 $553,840,249 $12,761,174
Other Investments  * Total
Affiliated Registered Investment Companies 104,579,769
Affiliated Short-Term Investments 88,503,821
Collateral Held for Securities Loaned 3,412,818
Subtotal Other Investments $196,496,408
Total Investments at Value $808,585,632
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,393,345 1,393,345 – –
Credit Default Swaps 147,911 – 147,911 –
Total Asset Derivatives $1,541,256 $1,393,345 $147,911 $–
Liability Derivatives
Futures Contracts 968,206 968,206 – –
Total Liability Derivatives $968,206 $968,206 $– $–

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Fund's futures contracts held as of April 30, 2020. Investments and/or cash totaling $799,805 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 June 2020 $ 21,644,838 $ 398,131
CBOT 5-Yr. U.S. Treasury Note 104 June 2020 12,745,496 304,879
CME Ultra Long Term U.S. Treasury Bond 26 June 2020 5,153,977 690,335
Total Futures Long Contracts $ 39,544,311 $ 1,393,345
CBOT 10-Yr. U.S. Treasury Note (74) June 2020 ( $ 10,093,324) ( $ 197,300)
CBOT U.S. Long Bond (16) June 2020 (2,756,385) (140,115)
CME E-mini S&P 500 Index (24) June 2020 (3,218,468) (264,412)
Ultra 10-Yr. U.S. Treasury Note (40) June 2020 (5,914,871) (366,379)
Total Futures Short Contracts ( $ 21,983,048) ($968,206)
Total Futures Contracts $ 17,561,263 $425,139
The following table presents Opportunity Income Plus Fund's swaps contracts held as of April 30, 2020. Investments totaling $499,882 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 3,750,000) $ – $ 147,911 $ 147,911
Total Credit Default Swaps $– $147,911 $147,911
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2020, for Opportunity Income Plus Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,393,345
Total Interest Rate Contracts 1,393,345
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 147,911
Total Credit Contracts 147,911
Total Asset Derivatives $1,541,256
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 264,412
Total Equity Contracts 264,412
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 703,794
Total Interest Rate Contracts 703,794
Total Liability Derivatives $968,206
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2020, for Opportunity
Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (700,211)
Total Interest Rate Contracts (700,211)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 80,263
Total Equity Contracts 80,263
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 19,706
Total Credit Contracts 19,706
Total ($600,242)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April
30, 2020, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (180,583)
Total Equity Contracts (180,583)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 946,001
Total Interest Rate Contracts 946,001
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 147,911
Total Credit Contracts 147,911
Total $913,329

Opportunity Income Plus Fund
Summary Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended April 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($6,151,914)
Interest Rate Contracts
Futures - Long 52,050,546
Futures - Short (12,491,539)
Credit Contracts
Credit Default Swaps - Sell Protection (33,449)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $96,309 $17,668 $– $104,580 11,607 14.5%
Total Affiliated Registered Investment Companies 96,309 104,580 14.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% 115,236 259,245 285,942 88,504 8,850 12.2
Total Affiliated Short-Term Investments 115,236 88,504 12.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,846 48,710 48,143 3,413 3,413 0.5
Total Collateral Held for Securities Loaned 2,846 3,413 0.5
Total Value $214,391 $196,497
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(9,397) $– $2,359
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% (78) 43 1 964
Total Income/Non Income Cash from Affiliated Investments $3,323
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $(78) $(9,354) $1

Small Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Shares Common Stock ( 96 .4% ) Value
Communications Services (0.1%)
5,238 ORBCOMM, Inc.
a
$ 13,829
Total 13,829
Consumer Discretionary (11.7%)
794 Bright Horizons Family Solutions,
Inc.
a
92,461
432 Burlington Stores, Inc.
a
78,922
4,114 Cooper-Standard Holdings, Inc.
a
52,865
4,189 Duluth Holdings, Inc.
a
16,798
1,896 Etsy, Inc.
a
122,994
1,733 Five Below, Inc.
a
156,247
1,469 Ollie's Bargain Outlet Holdings, Inc.
a
99,760
3,285 Planet Fitness, Inc.
a
198,184
6,638 Playa Hotels and Resorts NV
a
16,396
5,396 Red Rock Resorts, Inc. 59,140
2,597 Skyline Corporation
a
51,187
2,948 Texas Roadhouse, Inc. 138,821
1,536 Wingstop, Inc. 180,127
Total 1,263,902
Consumer Staples (2.8%)
758 Casey's General Stores, Inc. 114,769
3,572 Simply Good Foods Company
a
67,332
5,097 Turning Point Brands, Inc. 118,760
Total 300,861
Energy (0.4%)
5,484 Nine Energy Service, Inc.
a
7,952
2,996 Talos Energy, Inc.
a
34,124
Total 42,076
Financials (6.5%)
2,610 Ameris Bancorp 66,372
1,341 Assured Guaranty, Ltd. 39,868
2,127 Essent Group, Ltd. 58,110
15,072 Everi Holdings, Inc.
a
74,606
2,011 Hamilton Lane, Inc. 130,413
677 Interactive Brokers Group, Inc. 27,757
2,220 Prosight Global, Inc.
a
18,559
1,834 Santander Consumer USA Holdings,
Inc. 28,592
2,836 Seacoast Banking Corporation of
Florida
a
63,725
2,547 Spirit of Texas Bancshares, Inc.
a
29,265
1,050 TMX Group, Ltd. 90,966
1,951 Western Alliance Bancorp 70,002
Total 698,235
Health Care (25.3%)
1,979 Aerie Pharmaceuticals, Inc.
a
30,160
1,347 Agios Pharmaceuticals, Inc.
a
55,416
718 Arena Pharmaceuticals, Inc.
a
35,161
254 Argenx SE ADR
a
37,209
5,309 Axonics Modulation Technologies,
Inc.
a
171,003
1,221 Biohaven Pharmaceutical Holding
Company, Ltd.
a
57,509
634 Bio-Techne Corporation 142,650
3,251 Catalent, Inc.
a
224,807
2,128 Guardant Health, Inc.
a
163,771
3,260 Halozyme Therapeutics, Inc.
a
73,855
2,349 Inspire Medical Systems, Inc.
a
168,329
2,004 LHC Group, Inc.
a
260,500
Shares Common Stock ( 96 .4% ) Value
Health Care (25.3%) - continued
600 Ligand Pharmaceuticals, Inc.
a,b
$ 59,142
303 Mesa Laboratories, Inc. 72,114
4,043 Natera, Inc.
a
149,753
952 Neurocrine Biosciences, Inc.
a
93,429
1,155 Nevro Corporation
a
135,874
5,322 Optinose, Inc.
a
21,501
1,136 Repligen Corporation
a
131,946
311 Sage Therapeutics, Inc.
a
12,123
2,939 Silk Road Medical, Inc.
a,b
123,085
3,156 Tactile Systems Technology, Inc.
a
162,913
383 Teleflex, Inc. 128,458
924 Veeva Systems, Inc.
a
176,299
1,620 Wright Medical Group NV
a
47,174
Total 2,734,181
Industrials (15.9%)
2,679 Aerojet Rocketdyne Holdings, Inc.
a
110,214
4,302 Altra Industrial Motion Corporation 120,069
2,348 ASGN, Inc.
a
109,065
1,947 Casella Waste Systems, Inc.
a
90,302
2,052 Chart Industries, Inc.
a
73,297
1,189 John Bean Technologies Corporation 91,244
1,026 Lincoln Electric Holdings, Inc. 82,603
885 Mercury Systems, Inc.
a
78,907
6,245 Meritor, Inc.
a
128,022
323 Nordson Corporation 51,974
4,539 Ritchie Brothers Auctioneers, Inc. 195,585
1,353 Saia, Inc.
a
125,180
776 Simpson Manufacturing Company,
Inc. 55,950
1,161 SiteOne Landscape Supply, Inc.
a
102,899
988 Trex Company, Inc.
a
94,077
442 Watsco, Inc. 71,158
5,341 Willdan Group, Inc.
a
135,448
Total 1,715,994
Information Technology (30.6%)
1,139 Alteryx, Inc.
a
128,912
1,268 Anaplan, Inc.
a
51,810
2,680 Avalara, Inc.
a
239,512
3,256 Bandwidth, Inc.
a
265,559
1,857 Blackline, Inc.
a
112,794
2,257 Cognex Corporation 124,677
1,346 Coupa Software, Inc.
a
237,017
2,438 Descartes Systems Group, Inc.
a
102,591
2,418 Dolby Laboratories, Inc. 145,153
125 Endava plc ADR
a
5,471
4,491 Eventbrite, Inc.
a
40,958
2,752 Five9, Inc.
a
255,028
1,218 Guidewire Software, Inc.
a
110,643
1,947 Health Catalyst, Inc.
a
51,927
874 Inphi Corporation
a
84,376
4,395 Lattice Semiconductor Corporation
a
98,931
1,763 Medallia, Inc.
a
37,869
1,522 MKS Instruments, Inc. 152,550
1,533 Monolithic Power Systems, Inc. 306,462
2,235 Nova Measuring Instruments, Ltd.
a
85,623
1,148 Novanta, Inc.
a
99,750
1,047 Proofpoint, Inc.
a
127,451
2,196 Q2 Holdings, Inc.
a
175,065
844 Rogers Corporation
a
93,718
6,031 SailPoint Technologies Holdings, Inc.
a
112,116
204 Tyler Technologies, Inc.
a
65,421

Small Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Shares Common Stock ( 96 .4% ) Value
Information Technology (30.6%) - continued
161 Virtusa Corporation
a
$ 5,313
Total 3,316,697
Materials (1.0%)
5,559 Louisiana-Pacific Corporation 111,180
Total 111,180
Real Estate (2.1%)
548 CoreSite Realty Corporation 66,412
934 FirstService Corporation 80,866
2,081 Rexford Industrial Realty, Inc. 84,738
Total 232,016
Total Common Stock
(cost $9,620,453) 10,428,971
Shares
Collateral Held for Securities Loaned
( 2 .2% ) Value
234,925 Thrivent Cash Management Trust 234,925
Total Collateral Held for Securities
Loaned
(cost $234,925) 234,925
Shares
Registered Investment Companies
( 0 .8% ) Value
Unaffiliated  (0.8%)
926 SPDR S&P Biotech ETF
b
86,479
Total 86,479
Total Registered Investment
Companies (cost $80,608) 86,479
Shares Short-Term Investments ( 3 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
33,007 1.450% 330,074
Total Short-Term Investments (cost
$329,323) 330,074
Total Investments (cost
$10,265,309) 102.4% $ 11,080,449
Other Assets and Liabilities, Net
(2.4%) (259,866)
Total Net Assets 100.0% $ 10,820,583
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of
April 30, 2020:
Securities Lending Transactions
Common Stock $ 227,216
Total lending $227,216
Gross amount payable upon return of
collateral for securities loaned $234,925
Net amounts due to counterparty $7,709
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,729,360
Gross unrealized depreciation (925,250)
Net unrealized appreciation (depreciation) $ 804,110
Cost for federal income tax purposes $ 10,276,339

Small Cap Growth Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,829 13,829 – –
Consumer Discretionary 1,263,902 1,263,902 – –
Consumer Staples 300,861 300,861 – –
Energy 42,076 42,076 – –
Financials 698,235 607,269 90,966 –
Health Care 2,734,181 2,734,181 – –
Industrials 1,715,994 1,715,994 – –
Information Technology 3,316,697 3,316,697 – –
Materials 111,180 111,180 – –
Real Estate 232,016 232,016 – –
Registered Investment Companies
Unaffiliated 86,479 86,479 – –
Subtotal Investments in Securities $ 10,515,450 $ 10,424,484 $ 90,966 $ –
Other Investments  * Total
Affiliated Short-Term Investments 330,074
Collateral Held for Securities Loaned 234,925
Subtotal Other Investments $ 564,999
Total Investments at Value $ 11,080,449
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ 251 $ 2,788 $ 2,709 $ 330 33 3.1%
Total Affiliated Short-Term Investments 251 330 3.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 2,763 2,825 235 235 2.2
Total Collateral Held for Securities Loaned 297 235 2.2
Total Value $ 548 $ 565
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(1) $1 $ 0 $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $(1) $1 $ 0

Small Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Shares Common Stock ( 96.2% ) Value
Communications Services (0.9%)
510,019 QuinStreet, Inc.
a
$ 5,181,793
Total 5,181,793
Consumer Discretionary (6.1%)
233,166 Cooper-Standard Holdings, Inc.
a
2,996,183
346,634 Crocs, Inc.
a
8,405,874
406,434 Designer Brands, Inc. 2,580,856
288,831 Movado Group, Inc. 2,977,848
104,440 Oxford Industries, Inc.
b
4,378,125
182,790 Texas Roadhouse, Inc. 8,607,581
207,107 Zumiez, Inc.
a
4,378,242
Total 34,324,709
Consumer Staples (4.4%)
31,465 Casey's General Stores, Inc.
b
4,764,116
873,768 Cott Corporation 8,964,860
57,934 John B. Sanfilippo & Son, Inc. 4,758,119
272,513 Turning Point Brands, Inc. 6,349,553
Total 24,836,648
Energy (2.6%)
288,419 Euronav NV 3,083,199
321,788 Nine Energy Service, Inc.
a
466,593
245,797 SEACOR Holdings, Inc.
a
6,946,223
180,154 Talos Energy, Inc.
a,b
2,051,954
329,375 WPX Energy, Inc.
a
2,019,069
Total 14,567,038
Financials (21.4%)
274,757 Air Lease Corporation 7,184,895
379,876 Assured Guaranty, Ltd. 11,293,714
202,105 Bank of N.T. Butterfield & Son, Ltd. 4,448,331
492,786 Bridgewater Bancshares, Inc.
a
4,991,922
117,886 Cohen & Steers, Inc. 6,806,738
22,003 Enstar Group, Ltd.
a
3,182,074
21,397 Evercore, Inc. 1,104,085
705,203 Everi Holdings, Inc.
a
3,490,755
289,118 First Interstate BancSystem, Inc. 9,772,188
14,760 Glacier Bancorp, Inc. 562,061
44,121 Hamilton Lane, Inc. 2,861,247
233,952 Heartland Financial USA, Inc. 7,947,349
650,387 Heritage Commerce Corporation 5,775,437
44,246 Houlihan Lokey, Inc. 2,627,327
63,067 Kemper Corporation 4,239,364
4,038 PCSB Financial Corporation 55,119
87,505 Primerica, Inc. 9,092,645
272,201 Prosight Global, Inc.
a
2,275,600
254,768 Santander Consumer USA Holdings,
Inc.
b
3,971,833
313,508 Seacoast Banking Corporation of
Florida
a
7,044,525
56,356 Selective Insurance Group, Inc. 2,825,126
160,357 State Auto Financial Corporation 4,023,357
402,999 Synovus Financial Corporation 8,467,009
188,444 Triumph Bancorp, Inc.
a
5,221,783
24,967 Western Alliance Bancorp 895,816
Total 120,160,300
Health Care (8.9%)
40,640 Catalent, Inc.
a
2,810,256
253,450 Halozyme Therapeutics, Inc.
a
5,741,910
73,902 LHC Group, Inc.
a
9,606,521
40,841 Neurocrine Biosciences, Inc.
a
4,008,136
Shares Common Stock ( 96.2% ) Value
Health Care (8.9%) - continued
315,320 Optinose, Inc.
a
$ 1,273,893
39,795 PerkinElmer, Inc. 3,602,641
221,228 Syneos Health, Inc.
a
12,342,310
47,514 Tactile Systems Technology, Inc.
a,b
2,452,673
268,354 Wright Medical Group NV
a
7,814,468
Total 49,652,808
Industrials (19.9%)
165,054 AGCO Corporation 8,721,453
343,665 Altra Industrial Motion Corporation 9,591,690
237,690 Arcosa, Inc. 8,858,706
198,212 ASGN, Inc.
a
9,206,947
103,906 Curtiss-Wright Corporation 10,769,857
111,490 Encore Wire Corporation 5,104,012
166,535 Helios Technologies, Inc. 5,923,650
97,622 Lincoln Electric Holdings, Inc.
b
7,859,547
400,637 Meritor, Inc.
a
8,213,059
18,424 NAPCO Security Technologies, Inc.
a
369,217
603,237 Primoris Services Corporation 9,416,530
304,247 Raven Industries, Inc. 6,775,581
243,494 Ritchie Brothers Auctioneers, Inc. 10,492,157
68,792 Saia, Inc.
a
6,364,636
34,339 Valmont Industries, Inc. 4,025,904
Total 111,692,946
Information Technology (16.2%)
72,637 Advanced Energy Industries, Inc.
a
4,038,617
161,172 Agilysys, Inc.
a
3,157,360
114,839 Blackline, Inc.
a
6,975,321
538,182 Change Healthcare, Inc.
a
6,264,438
200,610 Ciena Corporation
a
9,278,213
153,933 Computer Services, Inc. 6,580,636
98,463 Dolby Laboratories, Inc. 5,910,734
193,397 Lattice Semiconductor Corporation
a
4,353,366
34,843 Littelfuse, Inc. 5,060,597
30,663 Monolithic Power Systems, Inc. 6,129,840
245,090 National Instruments Corporation 9,416,358
212,847 Nuance Communications, Inc.
a
4,299,509
104,156 Plexus Corporation
a
6,529,540
333,159 SailPoint Technologies Holdings, Inc.
a
6,193,426
207,158 Virtusa Corporation
a
6,836,214
Total 91,024,169
Materials (6.2%)
115,333 Boise Cascade Company 3,606,463
656,473 Element Solutions, Inc.
a
6,728,848
1,508,979 Ivanhoe Mines, Ltd.
a
3,165,501
542,043 Louisiana-Pacific Corporation 10,840,860
82,699 UFP Technologies, Inc.
a
3,556,057
86,523 United States Lime & Minerals, Inc. 6,930,492
Total 34,828,221
Real Estate (6.8%)
56,405 Agree Realty Corporation 3,672,530
162,581 American Campus Communities, Inc. 5,737,484
107,647 Colliers International Group, Inc. 5,920,585
17,671 CoreSite Realty Corporation 2,141,548
227,218 Cousins Properties, Inc. 6,855,167
129,590 National Storage Affiliates Trust 3,690,723
683,516 Sunstone Hotel Investors, Inc. 6,281,512
69,810 Terreno Realty Corporation 3,826,984
Total 38,126,533

Small Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Shares Common Stock ( 96.2% ) Value
Utilities (2.8%)
63,380 NorthWestern Corporation $ 3,656,392
104,983 PNM Resources, Inc. 4,250,762
82,928 Portland General Electric Company 3,880,201
50,772 Spire, Inc. 3,704,325
Total 15,491,680
Total Common Stock
(cost $559,442,738) 539,886,845
Shares
Collateral Held for Securities Loaned
( 3.5% ) Value
19,760,695 Thrivent Cash Management Trust 19,760,695
Total Collateral Held for Securities
Loaned
(cost $19,760,695) 19,760,695
Shares
Registered Investment Companies
( 3.1% ) Value
Unaffiliated  (3.1%)
75,520 Health Care Select Sector SPDR
Fund 7,531,610
76,398 iShares Dow Jones US Home
Construction Index Fund 2,790,055
146,876 SPDR S&P Regional Banking ETF 5,600,382
13,517 VanEck Vectors Oil Services ETF
a,b
1,483,896
Total 17,405,943
Total Registered Investment
Companies (cost $16,028,498) 17,405,943
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
736,096 1.450% 7,360,958
Total Short-Term Investments (cost
$7,350,587) 7,360,958
Total Investments (cost
$602,582,518) 104.1% $584,414,441
Other Assets and Liabilities, Net
(4.1%) (22,775,596)
Total Net Assets 100.0% $561,638,845
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April
30, 2020:
Securities Lending Transactions
Common Stock $ 18,223,698
Total lending $18,223,698
Gross amount payable upon return of
collateral for securities loaned $19,760,695
Net amounts due to counterparty $1,536,997
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $59,685,484
Gross unrealized depreciation (77,933,082)
Net unrealized appreciation (depreciation) ($18,247,598)
Cost for federal income tax purposes $602,662,039

Small Cap Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,181,793 5,181,793 – –
Consumer Discretionary 34,324,709 34,324,709 – –
Consumer Staples 24,836,648 24,836,648 – –
Energy 14,567,038 14,567,038 – –
Financials 120,160,300 120,160,300 – –
Health Care 49,652,808 49,652,808 – –
Industrials 111,692,946 111,692,946 – –
Information Technology 91,024,169 91,024,169 – –
Materials 34,828,221 31,662,720 3,165,501 –
Real Estate 38,126,533 38,126,533 – –
Utilities 15,491,680 15,491,680 – –
Registered Investment Companies
Unaffiliated 17,405,943 17,405,943 – –
Subtotal Investments in Securities $557,292,788 $554,127,287 $3,165,501 $–
Other Investments  * Total
Affiliated Short-Term Investments 7,360,958
Collateral Held for Securities Loaned 19,760,695
Subtotal Other Investments $27,121,653
Total Investments at Value $584,414,441
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $19,332 $67,079 $79,044 $7,361 736 1.3%
Total Affiliated Short-Term Investments 19,332 7,361 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,914 188,097 190,250 19,761 19,761 3.5
Total Collateral Held for Securities Loaned 21,914 19,761 3.5
Total Value $41,246 $27,122
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(16) $10 $0 $136
Total Income/Non Income Cash from Affiliated Investments $136
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 35
Total Affiliated Income from Securities Loaned, Net $35
Total $(16) $10 $0

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.
160
As of April 30, 2020 (unaudited)
Aggressive Allocation
Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $632,311,969 $300,574,273 $1,334,646,224
Investments in affiliated securities at cost $666,109,189 $43,356,183 $139,600,060
Investments in unaffiliated securities at value
(#)
$660,473,405 $292,010,034 $1,422,282,698
Investments in affiliated securities at value 715,510,482 41,779,063 138,486,298
Cash — — 75,028
(c)
Initial margin deposit on open future contracts — — —
Dividends and interest receivable 751,002 1,186,410 5,440,087
Prepaid expenses 22,837 23,115 25,137
Prepaid trustee fees 3,953 1,367 6,945
Receivable for:
Investments sold 5,715,019 1,478,641 3,120,817
Investments sold on a delayed delivery basis 13,665,676 3,671,715 —
Fund shares sold 1,193,418 24,795 1,575,026
Expense reimbursements 201,718 — —
Variation margin on open future contracts 7,477,679 5,844 4,128,342
Variation margin on open swap contracts — — —
Swap agreements, at value 4,348 — —
Total Assets 1,405,019,537 340,180,984 1,575,140,378
Liabilities
Distributions payable — — —
Accrued expenses 162,375 66,156 240,048
Cash overdraft 16,399
(a)
117,317
(b)
—
Payable for:
Investments purchased 7,088,550 854,064 4,805,197
Investments purchased on a delayed delivery basis 29,895,222 11,214,550 —
Return of collateral for securities loaned 26,934,926 2,289,597 15,492,890
Fund shares redeemed 563,704 169,346 525,550
Variation margin on open future contracts 5,976,708 297,964 5,544,008
Investment advisory fees 757,100 141,399 690,715
Administrative fees 17,512 4,371 20,349
Distribution fees 167,438 44,234 247,704
Transfer agent fees 136,007 30,537 161,998
Trustee deferred compensation 32,644 49,581 330,850
Expense reimbursements — — —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 12,754 4,231 —
Total Liabilities 71,761,339 15,283,347 28,059,309
Net Assets
Capital stock (beneficial interest) 1,254,655,731 339,461,728 1,490,533,606
Distributable earnings/(accumulated loss) 78,602,467 (14,564,091) 56,547,463
Total Net Assets $1,333,258,198 $324,897,637 $1,547,081,069
Class A Share Capital $863,390,202 $223,239,331 $1,278,949,239
Shares of beneficial interest outstanding (Class A) 64,280,500 19,303,157 60,921,705
Net asset value per share $13.43 $11.56 $20.99
Maximum public offering price $14.06 $12.10 $21.98
Class S Share Capital $469,867,996 $101,658,306 $268,131,830
Shares of beneficial interest outstanding (Class S) 34,620,124 8,811,518 12,628,567
Net asset value per share $13.57 $11.54 $21.23
(#)
Includes securities on loan of 25,530,491 2,157,525 14,645,627
(a) Includes foreign currency holdings of $4,947 (cost $4,910).
(b) Includes foreign currency holdings of $28,069 (cost $27,284).
(c) Includes foreign currency holdings of $360,221 (cost $357,611).
(d) Includes foreign currency holdings of $997,213 (cost $995,375).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
161
Government Bond
Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap Growth
Fund
Large Cap Value
Fund
$62,333,993 $17,693,730 $805,461,399 $873,373,567 $754,111,706 $757,191,964 $843,563,079
$11,902,309 $— $27,805,946 $49,779,040 $47,188,402 $48,958,876 $28,541,977
$67,027,577 $16,440,085 $729,838,021 $915,176,897 $704,805,393 $1,195,112,311 $977,953,169
11,908,884 — 27,832,993 49,865,178 47,263,200 48,980,481 28,564,805
— 73,229 — 28,973 1,015,358
(d)
— 51,323
— — — — 33,291 — —
278,058 236,254 11,521,739 7,339,507 4,631,195 296,792 1,301,200
21,911 14,987 28,042 29,739 27,402 24,379 29,327
1,038 1,038 3,341 4,417 3,349 5,128 4,337
— 235,416 3,427,978 4,604,243 5,654,634 — 4,696,750
8,936,607 — — 24,487,800 — — —
33,382 36,711 742,458 286,059 116 5,568,341 386,063
— 15,262 — — 22,651 5,756 —
1,181 1,719 — — 851,796 — —
— — 2,250 — — — —
— — — — — — —
88,208,638 17,054,701 773,396,822 1,001,822,813 764,308,385 1,249,993,188 1,012,986,974
414 6,629 648,305 124,664 — — —
20,917 21,534 75,569 76,231 210,869 68,315 66,464
— — 6,644 — — — —
181,067 508,903 2,346,287 4,044,502 24,079,050 — 4,471,212
20,182,444 — 10,133,000 41,843,959 — — —
— — 12,080,012 14,974,280 — 28,000,450 6,701,150
15,490 19,862 438,303 659,143 3,098,192 953,591 5,327,569
9,624 — — 35,750 1,920,182 — —
22,060 6,810 230,536 255,966 386,918 626,167 349,136
938 232 10,202 12,853 9,851 15,573 13,190
449 — 78,237 63,169 22,526 53,718 36,595
1,604 770 42,657 32,880 38,853 51,589 32,654
12,204 865 82,482 90,203 97,610 64,494 83,259
395 — — — — — —
— — — — — — —
9,248 — — 26,384 — — —
20,456,854 565,605 26,172,234 62,239,984 29,864,051 29,833,897 17,081,229
62,783,462 18,079,580 874,658,868 885,889,845 847,906,104 732,267,899 837,152,481
4,968,322 (1,590,484) (127,434,280) 53,692,984 (113,461,770) 487,891,392 158,753,264
$67,751,784 $16,489,096 $747,224,588 $939,582,829 $734,444,334 $1,220,159,291 $995,905,745
$4,385,169 $— $386,467,975 $313,460,893 $114,329,595 $285,050,477 $188,294,757
413,088 — 91,864,805 32,679,449 13,772,985 23,946,057 9,934,744
$10.62 $— $4.21 $9.59 $8.30 $11.90 $18.95
$10.84 $— $4.41 $10.04 $8.69 $12.46 $19.84
$63,366,615 $16,489,096 $360,756,613 $626,121,936 $620,114,739 $935,108,814 $807,610,988
5,967,811 1,757,930 85,694,985 65,324,878 74,349,854 69,592,943 42,324,398
$10.62 $9.38 $4.21 $9.58 $8.34 $13.44 $19.08
— — 11,786,856 14,593,832 — 26,910,287 6,334,102

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
162
As of April 30, 2020 (unaudited)
Limited Maturity
Bond Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Assets
Investments in unaffiliated securities at cost $1,087,038,914 $27,058,583 $4,867,900
Investments in affiliated securities at cost $59,248,707 $850,517 $121,457
Investments in unaffiliated securities at value
(#)
$1,089,211,953 $26,330,387 $4,993,187
Investments in affiliated securities at value 59,348,745 851,074 121,638
Cash — 8,796
(a)
—
Dividends and interest receivable 4,487,348 94,833 788
Prepaid expenses 40,683 15,195 4,466
Prepaid trustee fees 5,239 1,038 1,038
Receivable for:
Investments sold 803 — 138,190
Investments sold on a delayed delivery basis 51,521,975 — —
Fund shares sold 1,152,578 30,984 73,039
Expense reimbursements — 12,178 12,617
Variation margin on open future contracts 17,829 — —
Variation margin on open swap contracts 996 — —
Total Assets 1,205,788,149 27,344,485 5,344,963
Liabilities
Distributions payable 48,930 — —
Accrued expenses 110,060 24,023 7,075
Cash overdraft 668,089 — —
Payable for:
Investments purchased 4,798,089 — 204,236
Investments purchased on a delayed delivery basis 97,289,128 — —
Return of collateral for securities loaned 2,969,500 — —
Fund shares redeemed 2,296,334 66,210 18,865
Variation margin on open future contracts 82,060 8,820 —
Investment advisory fees 252,730 12,820 2,873
Administrative fees 15,095 363 65
Distribution fees 29,520 — —
Transfer agent fees 46,392 2,478 192
Trustee deferred compensation 77,397 876 118
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 47,754 — —
Total Liabilities 108,731,078 115,590 233,424
Net Assets
Capital stock (beneficial interest) 1,112,725,151 28,253,503 5,075,820
Distributable earnings/(accumulated loss) (15,668,080) (1,024,608) 35,719
Total Net Assets $1,097,057,071 $27,228,895 $5,111,539
Class A Share Capital $290,442,851 $— $—
Shares of beneficial interest outstanding (Class A) 23,550,530 — —
Net asset value per share $12.33 $— $—
Maximum public offering price $12.33 $— $—
Class S Share Capital $806,614,220 $27,228,895 $5,111,539
Shares of beneficial interest outstanding (Class S) 65,421,916 2,473,695 506,515
Net asset value per share $12.33 $11.01 $10.09
(#)
Includes securities on loan of 2,904,097 — —
(a) Includes foreign currency holdings of $8,796 (cost $8,774).
(b) Includes foreign currency holdings of $6,059 (cost $6,043).
(c) Includes foreign currency holdings of $11,919 (cost $11,885).
(d) Includes foreign currency holdings of $15 (cost $15).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
1 Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
163
Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$1,674,517,251 $4,868,142 $1,397,435,117 $1,299,289,208 $546,516,697 $794,516,683 $1,410,202,847
$176,024,533 $52,191 $1,215,532,463 $1,541,458,373 $429,143,138 $— $—
$1,859,921,236 $4,529,980 $1,459,282,227 $1,364,162,554 $569,279,182 $794,648,309
1
$1,453,277,011
176,052,671 52,346 1,367,650,069 1,667,190,641 470,837,317 — —
— — 699,035
(b)
293,095
(c)
421,466
(d)
8,304 6,637
693,078 1,606 5,596,340 4,315,724 2,564,655 478,031 19,791,621
41,561 4,465 36,581 37,844 21,297 59,158 27,864
8,432 1,038 8,237 8,363 3,141 3,689 7,479
3,890,238 51,801 5,855,568 8,119,469 1,397,240 — 3,334,127
— — 123,049,396 76,884,612 53,023,498 — —
1,390,768 17,705 600,274 866,084 250,938 3,752,454 1,475,046
— 12,506 359,067 484,627 104,577 78,298 —
— — 8,556,855 12,872,934 1,713,259 — —
— — 2,138 1,350 1,097 — —
2,041,997,984 4,671,447 2,971,695,787 3,135,237,297 1,099,617,667 799,028,243 1,477,919,785
— — — — — 1,563 458,685
138,355 7,054 195,173 226,758 83,214 73,063 88,186
— — — — — — —
3,912,583 23,483 6,577,832 9,421,574 1,998,325 14,511,797 1,182,457
— — 279,320,805 173,866,449 125,338,582 11,279,440 3,283,875
112,510,450 — 47,365,037 44,045,413 4,014,019 — —
1,477,981 — 752,506 1,146,694 675,448 2,742,267 455,010
— — 6,947,544 7,448,038 1,188,304 — —
929,386 2,634 1,298,320 1,527,208 455,405 218,143 488,246
24,939 60 35,334 38,603 13,161 10,596 20,729
187,614 — 352,558 409,039 136,176 — 244,680
130,812 78 156,902 232,468 55,951 72,717 47,485
187,917 118 52,826 65,880 33,309 — 172,472
— — — — — — —
— — 152,386 91,305 63,061 — —
119,500,037 33,427 343,207,223 238,519,429 134,054,955 28,909,586 6,441,825
1,774,871,884 5,017,749 2,378,118,655 2,650,900,207 888,395,396 769,981,445 1,453,569,238
147,626,063 (379,729) 250,369,909 245,817,661 77,167,316 137,212 17,908,722
$1,922,497,947 $4,638,020 $2,628,488,564 $2,896,717,868 $965,562,712 $770,118,657 $1,471,477,960
$980,456,950 $— $1,779,344,357 $2,082,281,457 $679,357,450 $393,299,179 $1,178,803,906
49,380,795 — 135,604,266 153,401,236 56,476,919 393,230,443 107,263,722
$19.86 $— $13.12 $13.57 $12.03 $1.00 $10.99
$20.80 $— $13.74 $14.21 $12.60 $1.00 $11.51
$942,040,997 $4,638,020 $849,144,207 $814,436,411 $286,205,262 $376,819,478 $292,674,054
41,353,175 501,440 64,527,544 59,476,222 23,717,304 376,751,008 26,631,627
$22.78 $9.25 $13.16 $13.69 $12.07 $1.00 $10.99
104,030,286 — 45,702,915 41,801,459 3,836,002 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
164
As of April 30, 2020 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $651,542,622 $9,701,061 $575,471,236
Investments in affiliated securities at cost $203,347,024 $564,248 $27,111,282
Investments in unaffiliated securities at value
(#)
$612,089,224 $10,515,450 $557,292,788
Investments in affiliated securities at value 196,496,408 564,999 27,121,653
Cash 798,753 362
(a)
—
Dividends and interest receivable 2,855,720 1,020 77,914
Prepaid expenses 29,298 15,163 24,372
Prepaid trustee fees 3,324 1,038 2,346
Receivable for:
Investments sold 4,496,327 10,418 13,883,963
Investments sold on a delayed delivery basis 56,406,744 — —
Fund shares sold 808,066 52,007 281,192
Expense reimbursements — 16,326 —
Variation margin on open future contracts 61,477 — —
Variation margin on open swap contracts 844 — —
Total Assets 874,046,185 11,176,783 598,684,228
Liabilities
Distributions payable 147,898 — —
Accrued expenses 93,339 21,573 60,890
Payable for:
Investments purchased 645,890 33,656 14,929,076
Investments purchased on a delayed delivery basis 145,240,667 — —
Return of collateral for securities loaned 3,412,818 234,925 19,760,695
Fund shares redeemed 771,537 55,931 1,776,068
Variation margin on open future contracts 32,437 — —
Investment advisory fees 252,491 6,202 281,118
Administrative fees 9,860 132 7,138
Distribution fees 46,967 — 63,756
Transfer agent fees 34,250 2,916 61,590
Trustee deferred compensation 61,712 865 105,052
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 65,899 — —
Total Liabilities 150,815,765 356,200 37,045,383
Net Assets
Capital stock (beneficial interest) 782,308,291 10,311,201 598,478,982
Distributable earnings/(accumulated loss) (59,077,871) 509,382 (36,840,137)
Total Net Assets $723,230,420 $10,820,583 $561,638,845
Class A Share Capital $230,339,441 $— $341,651,614
Shares of beneficial interest outstanding (Class A) 24,212,489 — 22,891,413
Net asset value per share $9.51 $— $14.92
Maximum public offering price $9.96 $— $15.62
Class S Share Capital $492,890,979 $10,820,583 $219,987,231
Shares of beneficial interest outstanding (Class S) 51,811,076 987,767 11,562,910
Net asset value per share $9.51 $10.95 $19.03
(#)
Includes securities on loan of 3,233,336 227,216 18,223,698
(a)
Includes foreign currency holdings of $362 (cost $361).
^
Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.
166
For the six months ended April 30, 2020 (unaudited)
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $4,548,160 $2,087,395 $16,294,922
Taxable interest 720,321 3,202,928 258,940
Tax-Exempt interest — — —
Income from mortgage dollar rolls 74,085 31,476 —
Affiliated income from securities loaned, net 47,904 8,972 32,296
Income from affiliated investments 1,333,349 203,784 1,708,823
Non cash income 168 15,789 —
Non cash income from affiliated investments 9,492,731 584,184 —
Foreign tax withholding (29,520) (81,342) (1,059,891)
Total Investment Income 16,187,198 6,053,186 17,235,090
Expenses
Adviser fees 5,089,429 1,020,498 4,799,891
Administrative service fees 152,881 66,543 179,176
Audit and legal fees 23,883 20,169 24,391
Custody fees 65,122 45,635 179,272
Distribution expenses Class A 1,159,486 302,322 1,759,791
Insurance expenses 4,050 2,511 4,737
Pricing service fees — — —
Printing and postage expenses Class A 80,061 22,162 150,573
Printing and postage expenses Class S 67,398 10,694 9,928
SEC and state registration expenses 67,230 24,224 57,177
Transfer agent fees Class A 486,168 130,039 904,465
Transfer agent fees Class S 399,804 63,727 50,225
Trustees' fees 9,680 320 (5,552)
Other expenses 19,269 35,808 22,096
Total Expenses Before Reimbursement 7,624,461 1,744,652 8,136,170
Less:
Reimbursement from adviser (1,394,770) — —
Total Net Expenses 6,229,691 1,744,652 8,136,170
Net Investment Income/(Loss) 9,957,507 4,308,534 9,098,920
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (593,263) (3,213,543) (5,720,310)
Affiliated investments (72,639) 6,171 (79,216)
Class action settlements 89,084 — —
Distributions of realized capital gains from
affiliated investments 15,457,155 175 1,415
Futures contracts (13,440,284) (2,259,254) (21,698,295)
Foreign currency transactions 165,084 (28) 439,261
Swap agreements (10,175) — —
Change in net unrealized appreciation/(depreciation) on:
Investments (52,411,958) (27,246,741) (142,995,035)
Affiliated investments (82,047,318) (2,036,235) (1,113,762)
Futures contracts 5,815,097 1,680,138 1,912,690
Foreign currency transactions (1,890) (1,138) (35,462)
Swap agreements 4,349 — —
Net Realized and Unrealized Gains/(Losses) (127,046,758) (33,070,455) (169,288,714)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(117,089,251) $(28,761,921) $(160,189,794)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
167
Government Bond
Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap Growth
Fund
Large Cap Value
Fund
$— $— $94,153 $60,716 $9,632,468 $4,328,567 $13,795,250
558,869 3,404 22,312,004 15,033,477 93,862 8 8
— 281,376 — — — — —
50,631 — — 160,459 — — —
— — 134,310 10,132 23 4,605 6,068
104,960 — 323,601 747,996 1,019,345 193,936 287,190
— — — — — — —
— — — — — — —
— — — — (1,023,381) — (20,220)
714,460 284,780 22,864,068 16,012,780 9,722,317 4,527,116 14,068,296
116,064 41,362 1,473,182 1,557,902 2,802,704 3,898,523 2,470,299
39,933 36,406 100,516 113,239 106,676 132,094 128,322
17,198 17,058 26,268 21,715 18,088 21,225 21,646
2,366 1,206 6,266 8,434 264,730 7,040 6,501
2,705 — 524,396 387,015 167,280 334,751 266,686
2,015 1,934 3,122 3,311 3,377 3,679 3,616
— 10,190 — — — — —
1,638 — 38,323 29,525 27,186 27,739 21,704
4,006 2,653 27,715 22,892 9,375 33,138 23,174
17,071 10,097 47,094 41,697 28,138 44,215 40,334
3,837 — 204,194 158,431 194,708 195,585 152,373
9,448 5,862 142,134 197,406 43,639 214,567 211,640
2,115 3,527 2,022 3,328 1,825 9,618 7,610
9,897 5,912 19,441 24,673 70,628 11,647 11,756
228,293 136,207 2,614,673 2,569,568 3,738,354 4,933,821 3,365,661
(8,508) (85,060) — — (109,027) (15,350) —
219,785 51,147 2,614,673 2,569,568 3,629,327 4,918,471 3,365,661
494,675 233,633 20,249,395 13,443,212 6,092,990 (391,355) 10,702,635
1,023,498 (106,116) (10,846,843) 10,129,398 (26,796,352) 51,893,958 24,995,669
(8,591) — (64,919) (90,471) (55,127) (27,923) (25,696)
— — — — — — —
81 — 170 683 793 135 270
19,605 (44,495) — 566,027 (29,991,942) — —
— — 23 — 146,412 — —
— — 341,034 117,233 546 — —
2,198,572 (1,967,312) (79,098,413) (6,038,212) (95,240,914) 59,945,253 (194,671,039)
6,575 — 27,047 86,138 74,798 21,605 22,828
(203,157) (97,790) — 1,878,359 255,345 — —
— — — — (46,944) — —
— — (177,140) — — — —
3,036,583 (2,215,713) (89,819,041) 6,649,155 (151,653,385) 111,833,028 (169,677,968)
$3,531,258 $(1,982,080) $(69,569,646) $20,092,367 $(145,560,395) $111,441,673 $(158,975,333)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
168
For the six months ended April 30, 2020 (unaudited)
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
(a)
Investment Income
Dividends $343,376 $374,651 $3,931
Taxable interest 13,957,479 1,520 151
Tax-Exempt interest — — —
Income from mortgage dollar rolls 186,833 — —
Affiliated income from securities loaned, net 3,039 16 —
Income from affiliated investments 636,207 3,002 373
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding — (25,933) (19)
Total Investment Income 15,126,934 353,256 4,436
Expenses
Adviser fees 1,514,295 72,164 5,602
Administrative service fees 125,292 37,045 11,794
Audit and legal fees 22,087 17,476 8,356
Custody fees 9,259 6,705 542
Distribution expenses Class A 181,721 — —
Insurance expenses 3,483 1,942 638
Printing and postage expenses Class A 32,965 — —
Printing and postage expenses Class S 40,881 4,219 670
SEC and state registration expenses 83,480 12,680 799
Transfer agent fees Class A 176,291 — —
Transfer agent fees Class S 338,595 16,317 380
Trustees' fees 6,456 3,525 1,184
Other expenses 29,800 9,181 1,563
Total Expenses Before Reimbursement 2,564,605 181,254 31,528
Less:
Reimbursement from adviser — (58,418) (24,059)
Total Net Expenses 2,564,605 122,836 7,469
Net Investment Income/(Loss) 12,562,329 230,420 (3,033)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 1,835,298 (432,431) (86,629)
Affiliated investments (97,010) (797) (87)
Distributions of realized capital gains from
affiliated investments 412 4 —
Futures contracts (4,233,919) (40,359) —
Foreign currency transactions — 889 —
Swap agreements 277,651 — —
Change in net unrealized appreciation/(depreciation) on:
Investments (12,158,576) (2,616,786) 125,287
Affiliated investments 100,038 557 181
Futures contracts (3,238,025) 48,073 —
Foreign currency transactions — 771 —
Swap agreements (78,385) — —
Net Realized and Unrealized Gains/(Losses) (17,592,516) (3,040,079) 38,752
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(5,030,187) $(2,809,659) $35,719
(a) For the period from February 28, 2020 (inception) through April 30, 2020

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
169
Mid Cap Stock
Fund
Mid Cap Value
Fund
(a)
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$12,175,243 $9,777 $4,594,958 $6,265,723 $1,023,519 $— $—
16 142 11,004,268 7,628,315 5,394,165 5,184,774 64,903
— — — — — — 26,537,004
— — 718,785 458,527 355,943 — —
102,890 — 67,433 89,728 16,004 — —
864,817 460 2,811,849 2,811,573 1,287,238 — —
— — 471 551 83 — —
— — 16,185,904 22,528,914 6,083,765 — —
— — (38,439) (72,855) (2,114) — —
13,142,966 10,379 35,345,229 39,710,476 14,158,603 5,184,774 26,601,907
6,794,200 5,249 8,228,900 10,071,173 2,862,870 1,218,870 3,044,651
219,049 11,786 259,346 290,272 117,804 94,202 164,768
25,017 8,356 27,950 29,436 22,423 18,584 28,858
15,259 526 67,094 72,131 35,365 5,899 11,060
1,386,432 — 2,307,660 2,744,071 864,871 — 1,536,047
5,301 638 5,930 6,579 3,403 2,918 4,369
92,349 — 112,379 151,077 44,228 79,969 49,830
56,736 645 59,176 92,715 21,042 29,398 14,645
65,304 799 111,934 112,492 53,900 89,520 50,132
615,800 — 650,601 928,249 239,070 305,136 239,315
495,675 155 336,203 510,108 110,832 100,920 131,317
13,366 1,184 18,558 19,363 5,563 10,089 4,314
17,911 1,559 43,378 46,284 32,120 9,018 75,380
9,802,399 30,897 12,229,109 15,073,950 4,413,491 1,964,523 5,354,686
— (23,898) (2,427,562) (3,325,035) (697,554) (439,901) —
9,802,399 6,999 9,801,547 11,748,915 3,715,937 1,524,622 5,354,686
3,340,567 3,380 25,543,682 27,961,561 10,442,666 3,660,152 21,247,221
(39,392,886) (44,788) 13,448,119 18,728,723 7,762,931 5,586 (1,010,344)
(126,633) (315) (166,497) (129,356) (57,879) — —
826 — 22,421,400 36,911,736 3,655,615 — —
— — 6,426,143 18,238,292 4,812,851 — —
— — 93,237 193,639 32,732 — —
— — 472,566 297,285 243,342 — —
(276,175,078) (338,161) (47,439,352) (76,216,094) (8,698,921) 131,626 (62,064,204)
28,138 155 (111,050,738) (181,196,347) (31,751,835) — —
— — 5,236,481 (5,527,876) 1,179,297 — —
— — (6,764) 533 (2,404) — —
— — (168,283) (106,284) (86,356) — —
(315,665,633) (383,109) (110,733,688) (188,805,749) (22,910,627) 137,212 (63,074,548)
$(312,325,066) $(379,729) $(85,190,006) $(160,844,188) $(12,467,961) $3,797,364 $(41,827,327)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
170
For the six months ended April 30, 2020 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $848,172 $21,814 $4,746,633
Taxable interest 10,572,828 — 5
Income from mortgage dollar rolls 316,308 — —
Affiliated income from securities loaned, net 13,268 1,364 34,501
Income from affiliated investments 964,261 3,636 135,798
Non cash income 34,930 — —
Non cash income from affiliated investments 2,359,036 — —
Foreign tax withholding — (370) (33,298)
Total Investment Income 15,108,803 26,444 4,883,639
Expenses
Adviser fees 1,534,154 37,153 2,118,243
Administrative service fees 94,918 35,790 89,100
Audit and legal fees 20,838 17,400 19,678
Custody fees 20,543 4,506 5,405
Distribution expenses Class A 301,596 — 487,202
Insurance expenses 2,906 1,927 3,005
Printing and postage expenses Class A 22,856 — 41,813
Printing and postage expenses Class S 31,937 3,817 16,430
SEC and state registration expenses 54,077 9,308 39,225
Transfer agent fees Class A 135,411 — 297,757
Transfer agent fees Class S 218,664 15,934 117,512
Trustees' fees 4,097 3,527 (1,717)
Other expenses 32,586 6,404 9,610
Total Expenses Before Reimbursement 2,474,583 135,766 3,243,263
Less:
Reimbursement from adviser — (86,207) —
Total Net Expenses 2,474,583 49,559 3,243,263
Net Investment Income/(Loss) 12,634,220 (23,115) 1,640,376
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (661,865) (236,773) (19,122,865)
Affiliated investments (77,634) (924) (16,486)
Distributions of realized capital gains from
affiliated investments 728 2 69
Futures contracts (619,948) — —
Foreign currency transactions — (44) 999
Swap agreements 19,706 — —
Change in net unrealized appreciation/(depreciation) on:
Investments (35,536,516) 415,863 (84,553,362)
Affiliated investments (9,354,044) 751 10,371
Futures contracts 765,418 — —
Foreign currency transactions — 2 —
Swap agreements 147,911 — —
Net Realized and Unrealized Gains/(Losses) (45,316,244) 178,877 (103,681,274)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(32,682,024) $155,762 $(102,040,898)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
172
Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
Operations
Net investment income/(loss) $9,957,507 $10,196,405 $4,308,534 $9,725,211
Net realized gains/(losses) 1,594,962 72,583,277 (5,466,479) (967,096)
Change in net unrealized appreciation/(depreciation) (128,641,720) 40,071,640 (27,603,976) 19,399,592
Net Change in Net Assets Resulting From Operations (117,089,251) 122,851,322 (28,761,921) 28,157,707
Distributions to Shareholders
From income/realized gains Class A (60,140,626) (71,798,542) (2,621,065) (21,692,296)
From income/realized gains Class S (29,174,809) (28,336,258) (1,499,159) (11,348,712)
Total from income/realized gains (89,315,435) (100,134,800) (4,120,224) (33,041,008)
Total Distributions to Shareholders (89,315,435) (100,134,800) (4,120,224) (33,041,008)
Capital Stock Transactions
Class A
Sold 40,415,725 58,869,652 8,474,970 15,846,537
Distributions reinvested 60,029,894 71,665,503 2,543,294 21,224,270
Redeemed (53,757,852) (85,698,821) (15,923,825) (29,560,247)
Total Class A Capital Stock Transactions 46,687,767 44,836,334 (4,905,561) 7,510,560
Class S
Sold 110,984,206 138,403,939 17,066,243 34,027,796
Distributions reinvested 29,157,572 28,312,888 1,439,544 11,126,021
Redeemed (47,233,345) (67,243,298) (46,159,487) (23,977,311)
Total Class S Capital Stock Transactions 92,908,433 99,473,529 (27,653,700) 21,176,506
Capital Stock Transactions 139,596,200 144,309,863 (32,559,261) 28,687,066
Net Increase/(Decrease) in Net Assets (66,808,486) 167,026,385 (65,441,406) 23,803,765
Net Assets, Beginning of Period 1,400,066,684 1,233,040,299 390,339,043 366,535,278
Net Assets, End of Period $1,333,258,198 $1,400,066,684 $324,897,637 $390,339,043
Capital Stock Share Transactions
Class A shares
Sold 2,899,374 3,954,766 676,896 1,273,430
Distributions reinvested 3,893,730 5,161,429 214,595 1,773,048
Redeemed (3,710,612) (5,723,047) (1,303,653) (2,382,464)
Total Class A shares 3,082,492 3,393,148 (412,162) 664,014
Class S shares
Sold 7,794,793 9,177,032 1,367,773 2,742,134
Distributions reinvested 1,869,642 2,018,693 120,325 930,106
Redeemed (3,266,573) (4,432,840) (3,739,709) (1,933,222)
Total Class S shares 6,397,862 6,762,885 (2,251,611) 1,739,018

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
173
Global Stock Fund Government Bond Fund High Income Municipal Bond Fund High Yield Fund
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
$9,098,920 $25,448,558 $494,675 $1,188,645 $233,633 $301,214 $20,249,395 $40,254,723
(27,057,145) 176,781,239 1,034,593 403,891 (150,611) (136,232) (10,570,535) (12,417,459)
(142,231,569) (70,085,553) 2,001,990 3,400,125 (2,065,102) 839,454 (79,248,506) 27,356,171
(160,189,794) 132,144,244 3,531,258 4,992,661 (1,982,080) 1,004,436 (69,569,646) 55,193,435
(175,460,441) (124,657,161) (44,690) (91,127) – – (10,867,280) (23,214,163)
(36,348,241) (24,092,082) (570,650) (1,097,518) (233,681) (301,214) (9,590,669) (17,366,690)
(211,808,682) (148,749,243) (615,340) (1,188,645) (233,681) (301,214) (20,457,949) (40,580,853)
(211,808,682) (148,749,243) (615,340) (1,188,645) (233,681) (301,214) (20,457,949) (40,580,853)
14,992,517 28,018,845 15 – – – 12,500,474 23,160,613
173,231,341 123,028,609 43,367 87,214 – – 8,040,888 17,199,960
(79,113,266) (150,072,302) (344,762) (863,345) – – (23,979,097) (48,370,526)
109,110,592 975,152 (301,380) (776,131) – – (3,437,735) (8,009,953)
9,553,015 12,268,924 18,597,589 14,859,349 6,580,499 7,618,027 113,109,528 90,002,862
36,188,856 23,993,183 567,891 1,093,602 193,755 223,278 8,460,340 15,528,901
(10,925,710) (14,595,185) (8,419,936) (21,818,488) (1,884,832) (1,353,259) (60,878,617) (52,880,417)
34,816,161 21,666,922 10,745,544 (5,865,537) 4,889,422 6,488,046 60,691,251 52,651,346
143,926,753 22,642,074 10,444,164 (6,641,668) 4,889,422 6,488,046 57,253,516 44,641,393
(228,071,723) 6,037,075 13,360,082 (2,837,652) 2,673,661 7,191,268 (32,774,079) 59,253,975
1,775,152,792 1,769,115,717 54,391,702 57,229,354 13,815,435 6,624,167 779,998,667 720,744,692
$1,547,081,069 $1,775,152,792 $67,751,784 $54,391,702 $16,489,096 $13,815,435 $747,224,588 $779,998,667
654,068 1,113,493 – – – – 2,699,474 4,938,722
7,086,075 5,210,855 4,241 8,840 – – 1,779,211 3,680,674
(3,328,459) (5,944,369) (33,848) (88,160) – – (5,279,157) (10,351,565)
4,411,684 379,979 (29,607) (79,320) – – (800,472) (1,732,169)
413,961 483,166 1,790,790 1,529,581 624,688 734,346 25,586,263 19,232,630
1,461,668 1,006,965 55,384 110,753 18,780 21,434 1,875,095 3,316,946
(457,668) (570,134) (814,485) (2,226,026) (182,146) (131,109) (14,120,775) (11,313,868)
1,417,961 919,997 1,031,689 (585,692) 461,322 624,671 13,340,583 11,235,708

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
174
Income Fund International Allocation Fund
For the periods ended
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
Operations
Net investment income/(loss) $13,443,212 $28,675,060 $6,092,990 $20,084,966
Net realized gains/(losses) 10,722,870 7,738,575 (56,695,670) (9,208,177)
Change in net unrealized appreciation/(depreciation) (4,073,715) 71,280,398 (94,957,715) 68,398,150
Net Change in Net Assets Resulting From Operations 20,092,367 107,694,033 (145,560,395) 79,274,939
Distributions to Shareholders
From income/realized gains Class A (5,637,209) (9,688,912) (3,128,017) (6,959,878)
From income/realized gains Class S (11,986,900) (18,978,490) (19,322,381) (37,395,430)
Total from income/realized gains (17,624,109) (28,667,402) (22,450,398) (44,355,308)
Total Distributions to Shareholders (17,624,109) (28,667,402) (22,450,398) (44,355,308)
Capital Stock Transactions
Class A
Sold 12,423,023 14,617,406 2,421,487 3,477,015
Issued in connection with merger – – – 8,090,806
Distributions reinvested 5,049,270 8,526,149 3,064,876 6,846,717
Redeemed (18,817,270) (36,355,075) (9,354,926) (18,345,927)
Total Class A Capital Stock Transactions (1,344,977) (13,211,520) (3,868,563) 68,611
Class S
Sold 70,769,219 87,833,334 9,776,407 10,631,742
Issued in connection with merger – – – 5,578,641
Distributions reinvested 11,591,188 18,288,100 19,318,804 37,384,863
Redeemed (56,128,829) (66,546,897) (10,068,361) (18,073,541)
Total Class S Capital Stock Transactions 26,231,578 39,574,537 19,026,850 35,521,705
Capital Stock Transactions 24,886,601 26,363,017 15,158,287 35,590,316
Net Increase/(Decrease) in Net Assets 27,354,859 105,389,648 (152,852,506) 70,509,947
Net Assets, Beginning of Period 912,227,970 806,838,322 887,296,840 816,786,893
Net Assets, End of Period $939,582,829 $912,227,970 $734,444,334 $887,296,840
Capital Stock Share Transactions
Class A shares
Sold 1,322,385 1,589,196 259,017 357,754
Issued in connection with merger – – – 844,552
Distributions reinvested 529,798 933,518 294,416 750,821
Redeemed (1,989,921) (4,001,400) (977,851) (1,887,729)
Total Class A shares (137,738) (1,478,686) (424,418) 65,398
Class S shares
Sold 7,422,476 9,565,047 978,661 1,086,687
Issued in connection with merger – – – 579,298
Distributions reinvested 1,217,214 2,001,585 1,848,689 4,087,040
Redeemed (5,990,932) (7,326,892) (1,123,755) (1,829,777)
Total Class S shares 2,648,758 4,239,740 1,703,595 3,923,248

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
175
Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
$(391,355) $15,975 $10,702,635 $21,117,603 $12,562,329 $24,319,907 $230,420 $222,521
51,866,170 57,166,005 24,970,243 (7,621,874) (2,217,568) (7,036,364) (472,694) 136,580
59,966,858 77,743,587 (194,648,211) 56,798,521 (15,374,948) 23,710,934 (2,567,385) 1,733,145
111,441,673 134,925,567 (158,975,333) 70,294,250 (5,030,187) 40,994,477 (2,809,659) 2,092,246
(14,081,504) (23,889,984) (3,551,623) (14,343,120) (3,276,730) (7,113,473) – –
(41,056,557) (69,985,838) (17,683,480) (56,025,383) (9,354,641) (17,293,533) (392,705) (320,283)
(55,138,061) (93,875,822) (21,235,103) (70,368,503) (12,631,371) (24,407,006) (392,705) (320,283)
(55,138,061) (93,875,822) (21,235,103) (70,368,503) (12,631,371) (24,407,006) (392,705) (320,283)
21,628,784 21,205,244 7,034,265 9,255,067 49,957,513 77,846,808 – –
– – – – – – – –
13,867,600 23,559,319 3,456,631 14,037,090 3,197,415 6,936,260 – –
(21,110,671) (30,118,199) (11,555,407) (24,361,734) (49,976,360) (95,920,966) – –
14,385,713 14,646,364 (1,064,511) (1,069,577) 3,178,568 (11,137,898) – –
67,755,596 90,448,935 69,664,804 86,915,036 226,798,481 294,827,429 13,177,405 9,214,679
– – – – – – – –
40,742,171 69,314,991 17,507,019 55,476,579 9,075,794 16,892,883 390,457 317,696
(57,665,418) (120,427,967) (62,316,272) (52,489,468) (145,542,586) (221,668,574) (2,455,072) (2,703,653)
50,832,349 39,335,959 24,855,551 89,902,147 90,331,689 90,051,738 11,112,790 6,828,722
65,218,062 53,982,323 23,791,040 88,832,570 93,510,257 78,913,840 11,112,790 6,828,722
121,521,674 95,032,068 (156,419,396) 88,758,317 75,848,699 95,501,311 7,910,426 8,600,685
1,098,637,617 1,003,605,549 1,152,325,141 1,063,566,824 1,021,208,372 925,707,061 19,318,469 10,717,784
$1,220,159,291 $1,098,637,617 $995,905,745 $1,152,325,141 $1,097,057,071 $1,021,208,372 $27,228,895 $19,318,469
1,967,240 1,967,015 340,038 429,841 4,014,586 6,261,989 – –
– – – – – – – –
1,226,136 2,396,675 147,404 693,140 257,160 558,257 – –
(1,870,033) (2,786,605) (549,367) (1,125,525) (4,031,424) (7,730,237) – –
1,323,343 1,577,085 (61,925) (2,544) 240,322 (909,991) – –
5,303,307 7,473,631 3,574,488 3,997,977 18,236,546 23,736,474 1,078,800 804,948
– – – – – – – –
3,195,468 6,312,840 742,452 2,726,354 730,101 1,359,689 31,667 30,216
(4,378,154) (9,706,833) (2,841,139) (2,401,485) (11,772,625) (17,890,927) (220,002) (239,362)
4,120,621 4,079,638 1,475,801 4,322,846 7,194,022 7,205,236 890,465 595,802

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
176
Mid Cap Growth
Fund
Mid Cap Value
Fund Mid Cap Stock Fund
For the periods ended
4/30/2020
(unaudited)
(a)
4/30/2020
(unaudited)
(a)
4/30/2020
(unaudited) 10/31/2019
Operations
Net investment income/(loss) $(3,033) $3,380 $3,340,567 $7,329,144
Net realized gains/(losses) (86,716) (45,103) (39,518,693) 65,521,111
Change in net unrealized appreciation/(depreciation) 125,468 (338,006) (276,146,940) 72,503,228
Net Change in Net Assets Resulting From Operations 35,719 (379,729) (312,325,066) 145,353,483
Distributions to Shareholders
From income/realized gains Class A – – (34,915,543) (121,986,216)
From income/realized gains Class S – – (31,142,956) (73,808,716)
Total from income/realized gains – – (66,058,499) (195,794,932)
Total Distributions to Shareholders – – (66,058,499) (195,794,932)
Capital Stock Transactions
Class A
Sold – – 24,322,651 42,433,238
Distributions reinvested – – 34,506,621 120,671,087
Redeemed – – (62,687,128) (116,864,925)
Total Class A Capital Stock Transactions – – (3,857,856) 46,239,400
Class S
Sold 5,931,871 5,360,175 178,559,966 463,444,256
Distributions reinvested – – 31,075,235 73,644,635
Redeemed (856,051) (342,426) (160,612,531) (192,916,632)
Total Class S Capital Stock Transactions 5,075,820 5,017,749 49,022,670 344,172,259
Capital Stock Transactions 5,075,820 5,017,749 45,164,814 390,411,659
Net Increase/(Decrease) in Net Assets 5,111,539 4,638,020 (333,218,751) 339,970,210
Net Assets, Beginning of Period – – 2,255,716,698 1,915,746,488
Net Assets, End of Period $5,111,539 $4,638,020 $1,922,497,947 $2,255,716,698
Capital Stock Share Transactions
Class A shares
Sold – – 1,153,770 1,862,084
Distributions reinvested – – 1,431,189 5,666,412
Redeemed – – (2,802,194) (5,054,727)
Total Class A shares – – (217,235) 2,473,769
Class S shares
Sold 603,464 544,277 7,016,186 17,686,153
Distributions reinvested – – 1,121,816 3,027,699
Redeemed (96,949) (42,837) (6,676,079) (7,332,544)
Total Class S shares 506,515 501,440 1,461,923 13,381,308
(a) For the period from February 28, 2020 (inception) through April 30, 2020

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
177
Moderate Allocation Fund Moderately Aggressive Allocation Fund Moderately Conservative Allocation Fund
4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019
$25,543,682 $39,951,762 $27,961,561 $35,543,990 $10,442,666 $18,435,775
42,694,968 101,221,875 74,240,319 158,610,658 16,449,592 32,415,396
(153,428,656) 101,870,970 (263,046,068) 90,374,174 (39,360,219) 37,138,825
(85,190,006) 243,044,607 (160,844,188) 284,528,822 (12,467,961) 87,989,996
(85,978,090) (72,712,306) (138,862,704) (114,952,338) (29,519,007) (25,208,294)
(34,674,748) (24,693,709) (50,906,563) (33,532,494) (12,071,096) (8,388,419)
(120,652,838) (97,406,015) (189,769,267) (148,484,832) (41,590,103) (33,596,713)
(120,652,838) (97,406,015) (189,769,267) (148,484,832) (41,590,103) (33,596,713)
67,760,537 123,007,856 75,279,671 125,424,314 33,768,940 56,901,748
85,484,947 72,302,978 138,344,859 114,547,954 29,267,680 24,959,922
(116,959,715) (195,707,970) (127,666,716) (212,338,573) (47,673,128) (93,321,280)
36,285,769 (397,136) 85,957,814 27,633,695 15,363,492 (11,459,610)
253,625,505 235,579,545 157,946,948 243,993,536 69,933,263 102,887,013
34,321,792 24,542,747 50,860,723 33,496,778 11,966,015 8,322,304
(86,808,633) (121,959,620) (81,320,226) (111,448,920) (46,584,440) (53,719,746)
201,138,664 138,162,672 127,487,445 166,041,394 35,314,838 57,489,571
237,424,433 137,765,536 213,445,259 193,675,089 50,678,330 46,029,961
31,581,589 283,404,128 (137,168,196) 329,719,079 (3,379,734) 100,423,244
2,596,906,975 2,313,502,847 3,033,886,064 2,704,166,985 968,942,446 868,519,202
$2,628,488,564 $2,596,906,975 $2,896,717,868 $3,033,886,064 $965,562,712 $968,942,446
4,975,390 9,045,603 5,304,400 8,635,334 2,770,269 4,632,818
6,160,709 5,568,497 9,263,856 8,450,356 2,364,541 2,101,938
(8,691,814) (14,416,653) (8,942,176) (14,575,900) (3,906,322) (7,618,753)
2,444,285 197,447 5,626,080 2,509,790 1,228,488 (883,997)
18,364,612 17,310,039 10,969,834 16,655,871 5,644,462 8,347,515
2,472,497 1,877,310 3,373,234 2,453,262 965,123 695,870
(6,480,948) (8,951,624) (5,754,210) (7,589,115) (3,848,378) (4,382,670)
14,356,161 10,235,725 8,588,858 11,520,018 2,761,207 4,660,715

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
178
Money Market Fund Municipal Bond Fund
For the periods ended
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited) 10/31/2019
Operations
Net investment income/(loss) $3,660,152 $11,111,492 $21,247,221 $44,996,261
Net realized gains/(losses) 5,586 11,692 (1,010,344) 3,327,854
Change in net unrealized appreciation/(depreciation) 131,626 – (62,064,204) 76,626,126
Net Change in Net Assets Resulting From Operations 3,797,364 11,123,184 (41,827,327) 124,950,241
Distributions to Shareholders
From income/realized gains Class A (1,868,502) (6,325,917) (18,275,695) (40,133,314)
From income/realized gains Class S (1,795,347) (4,785,575) (4,727,613) (8,437,676)
Total from income/realized gains (3,663,849) (11,111,492) (23,003,308) (48,570,990)
Total Distributions to Shareholders (3,663,849) (11,111,492) (23,003,308) (48,570,990)
Capital Stock Transactions
Class A
Sold 181,967,750 296,595,171 35,130,953 48,940,769
Distributions reinvested 1,834,586 6,225,825 15,655,778 34,356,288
Redeemed (150,019,513) (266,325,395) (73,972,970) (132,622,907)
Total Class A Capital Stock Transactions 33,782,823 36,495,601 (23,186,239) (49,325,850)
Class S
Sold 389,831,705 586,595,631 57,174,541 91,587,688
Distributions reinvested 1,747,874 4,676,162 4,425,057 7,927,028
Redeemed (312,910,443) (465,130,818) (41,215,611) (58,493,164)
Total Class S Capital Stock Transactions 78,669,136 126,140,975 20,383,987 41,021,552
Capital Stock Transactions 112,451,959 162,636,576 (2,802,252) (8,304,298)
Net Increase/(Decrease) in Net Assets 112,585,474 162,648,268 (67,632,887) 68,074,953
Net Assets, Beginning of Period 657,533,183 494,884,915 1,539,110,847 1,471,035,894
Net Assets, End of Period $770,118,657 $657,533,183 $1,471,477,960 $1,539,110,847
Capital Stock Share Transactions
Class A shares
Sold 181,967,750 296,595,172 3,064,950 4,332,813
Distributions reinvested 1,834,586 6,225,825 1,371,743 3,048,851
Redeemed (150,019,513) (266,325,393) (6,496,117) (11,817,452)
Total Class A shares 33,782,823 36,495,604 (2,059,424) (4,435,788)
Class S shares
Sold 389,831,705 586,595,631 4,995,386 8,100,530
Distributions reinvested 1,747,874 4,676,162 387,732 702,698
Redeemed (312,910,442) (465,130,818) (3,638,519) (5,235,386)
Total Class S shares 78,669,137 126,140,975 1,744,599 3,567,842

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
179
Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019
$12,634,220 $23,925,711 $(23,115) $(38,081) $1,640,376 $1,686,319
(1,339,013) 838,547 (237,739) 46,085 (19,138,283) 65,081,940
(43,977,231) 7,977,730 416,616 173,955 (84,542,991) (29,840,280)
(32,682,024) 32,741,988 155,762 181,959 (102,040,898) 36,927,979
(4,155,737) (9,526,540) – – (43,049,208) (58,691,612)
(8,659,646) (14,579,179) (44,958) (100,871) (22,088,913) (31,955,557)
(12,815,383) (24,105,719) (44,958) (100,871) (65,138,121) (90,647,169)
(12,815,383) (24,105,719) (44,958) (100,871) (65,138,121) (90,647,169)
14,801,004 24,546,042 – – 9,300,397 13,696,266
3,798,338 8,700,256 – – 42,741,330 58,240,694
(20,227,783) (34,818,556) – – (20,702,347) (41,749,075)
(1,628,441) (1,572,258) – – 31,339,380 30,187,885
164,244,785 159,652,018 3,782,024 6,325,789 25,853,491 65,420,909
8,107,197 13,694,768 44,663 100,821 22,073,215 31,931,946
(57,490,539) (82,139,471) (1,477,831) (3,350,707) (25,782,471) (63,314,757)
114,861,443 91,207,315 2,348,856 3,075,903 22,144,235 34,038,098
113,233,002 89,635,057 2,348,856 3,075,903 53,483,615 64,225,983
67,735,595 98,271,326 2,459,660 3,156,991 (113,695,404) 10,506,793
655,494,825 557,223,499 8,360,923 5,203,932 675,334,249 664,827,456
$723,230,420 $655,494,825 $10,820,583 $8,360,923 $561,638,845 $675,334,249
1,477,036 2,437,099 – – 569,724 719,917
384,094 866,261 – – 2,298,519 3,349,089
(2,048,183) (3,472,397) – – (1,195,154) (2,183,133)
(187,053) (169,037) – – 1,673,089 1,885,873
16,451,869 15,855,583 352,474 587,979 1,253,341 2,629,755
821,096 1,362,493 3,880 10,491 930,975 1,474,915
(5,896,545) (8,180,631) (138,112) (321,274) (1,251,670) (2,697,101)
11,376,420 9,037,445 218,242 277,196 932,646 1,407,569

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent
Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Mergers
— At a meeting held on July 30, 2019, shareholders of Thrivent Partner Emerging Markets Equity Fund (the “Target Fund”)
approved the merger of the Target Fund into Thrivent International Allocation Fund (the “Acquiring Fund”).  The merger occurred at the close of business on August 9, 2019. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the Acquiring Fund's shares to the Target Fund's shareholders. The shares issued of the
Acquiring Fund are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 9, 2019, the net assets of the Target Fund were comprised of the following:
In the event of a capital loss carryover, the Target Fund's capital loss carryover is carried over to the Acquiring Fund. The amount, if any, and applicable limitations are disclosed in Note (4) Tax Information.
Assuming the merger had been completed on November 1, 2018, the Acquiring Fund's pro-forma results of operations for the year ended October 31, 2019 would be the following:
The financial statements reflect the operations of the Acquiring Fund for the period prior to the merger and the combined Funds for the period subsequent to the merger.  Because the combined Funds have been managed as a single Fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Emerging Markets Equity
Fund that have been included in the Acquiring Fund's Statement of Operations since the merger was completed.
Share Classes
— The Trust includes two classes of shares:
Class A and Class S shares. The classes of shares differ
principally in their respective distribution expenses and
other class-specific expenses and arrangements. Class A
shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond
Fund, which have a 12b-1 fee of 0.125%, and Money Market
Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds
have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets
and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual
Fund Description Net Assets as of August 9, 2019
International Allocation Acquiring Fund $829,109,770
Partner Emerging Markets Equity Target Fund  $13,669,447
International Allocation After Acquisition  $842,779,217
Target Fund
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net Realized
Gains/ (Losses)
Capital
Stock
Partner Emerging Markets Equity $229,149        $13,070       $(1,958,833)   $15,386,061
Acquiring Fund
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses) on
Investments
Net Increase in
Net Assets from
Operations
International Allocation  $69,540,407    $20,281,665      $(8,604,974)       $81,217,098
180

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
181
classes. High Income Municipal Bond Fund, Low Volatility
Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund,
Multidimensional Income Fund, and Small Cap Growth
Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares
of Government Bond Fund are closed to all purchases
and exchanges into the Fund, other than reinvestment of
dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses.
The Trust’s maximum exposure under these contracts is
unknown, as this would involve future claims that may be
made against the Trust. However, based on experience, the
Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing
service approved by the Trust’s Board of Trustees (“Board”).
The pricing service, in determining values of fixed-income
securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality,
type of issue, trading characteristics, and other yield and
risk factors it deems relevant in determining valuations.
Securities which cannot be valued by the approved pricing
service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and
futures contracts are valued at the primary exchange
settle price.  Exchange cleared swap agreements are valued
using the clearinghouse end of day price.  Swap agreements
not cleared on exchanges will be valued using the mid-price
from the primary approved pricing service.  Forward foreign
currency exchange contracts are marked-to-market based
upon foreign currency exchange rates provided by the
pricing service. Investments in open-ended mutual funds are
valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the
Trust’s investment adviser, Thrivent Asset Management, LLC
(“Thrivent Asset Mgt.” or the “Adviser”), follow procedures
designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (“Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international
fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include
trading halts, national news/events, and issuer-specific
developments. If the Committee decides that such events
warrant using fair value estimates, the Committee will take
such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine
the fair value of the Funds’ investments are summarized in
three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes
significant unobservable inputs such as the Adviser’s own
assumptions and broker evaluations in determining the fair
value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value
certain foreign securities traded on foreign exchanges that
close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the
local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs, New
York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
182
to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and
other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at
the exchange rate on the transaction date. Net realized and
unrealized currency gains and losses are recorded from
closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect
of changes in foreign exchange rates arising from actual
foreign currency transactions and the changes in foreign
exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue
Code and distribute substantially all investment company
taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount
sufficient to avoid imposition of any federal excise tax.
The Funds, accordingly, anticipate paying no federal taxes
and no federal tax provision was recorded. Each Fund is
treated as a separate taxable entity for federal income tax
purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the
dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be
taken on future returns. These positions must meet a “more
likely than not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether
a tax position has met the more-likely-than-not recognition
threshold, the Adviser must presume that the position will
be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by
the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing
authorities. Major jurisdictions for the Funds include U.S.
Federal, Minnesota, Wisconsin, and Massachusetts as well
as certain foreign countries. As of April 30, 2020, open
U.S. Federal, Minnesota, Wisconsin and Massachusetts tax
years include the tax years ended October 31, 2016 through
2019. Additionally, as of April 30, 2020, the tax year ended
October 31, 2015 is open for Wisconsin. The Funds have no
examinations in progress and none are expected at this time.
As of April 30, 2020, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there
is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax
positions taken or expected to be taken in future tax returns.
The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided
for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding
on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are
directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate
Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net
investment income, expenses which are not class-specific,
and realized and unrealized gains and losses are allocated
directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount
and amortization of premium. Paydown gains and losses on
mortgage-backed and asset-backed securities are recorded
as components of interest income. Dividend income and
capital gain distributions are recorded on the ex-dividend
date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.
Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment
trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
183
are not available. Actual amounts of income, realized gain
and return of capital may differ from the estimated amounts.
The Funds adjust the estimated amounts of the components
of distributions as adjustments to investment income,
unrealized appreciation/depreciation and realized gain/
loss on investments as necessary, once the issuers provide
information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in
derivatives, a category that includes options, futures,
swaps, foreign currency forward contracts and hybrid
instruments. Derivatives are financial instruments whose
value is derived from another security, an index or a
currency. Each applicable Fund may use derivatives for
hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each applicable
Fund may also use derivatives for replication of a certain
asset class or speculation (investing for potential income
or capital gain). These contracts may be transacted on an
exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value
of the derivative decreases due to an unfavorable change in
the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such
Fund. With exchange traded futures and centrally cleared
swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to
such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to
initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer
margin from their own assets, in the event that a broker
becomes insolvent or goes into bankruptcy and at that time
there is a shortfall in the aggregate amount of margin held
by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against
potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a
derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another
risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure
rights that will help the Funds mitigate their counterparty
risk, the Funds may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with derivative contract
counterparties. An ISDA Master Agreement is a bilateral
agreement between a Fund and a counterparty that governs
OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and
netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may,
under certain circumstances, offset with the counterparty
certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit
a single net payment in the event of a default (close-out
netting) including the bankruptcy or insolvency of the
counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy,
insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral terms
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily  Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
184
are contract specific for OTC derivatives (foreign currency
exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements
are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing
that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting
purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of
Investments. To the extent amounts due to a Fund from its
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty
risk by only entering into agreements with counterparties
that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money
Market Fund, may buy put and call options and write put
and covered call options. The Funds intend to use such
derivative instruments as hedges to facilitate buying or
selling securities or to provide protection against adverse
movements in security prices or interest rates. The Funds
may also enter into options contracts to protect against
adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is
exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure
to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk
on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund
or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have
counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin
deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked
to cover open futures contracts. A futures contract’s daily
change in value (“variation margin”) is either paid to or
received from the broker, and is recorded as an unrealized
gain or loss. When the contract is closed, realized gain or
loss is recorded equal to the difference between the value
of the contract when opened and the value of the contract
when closed. Futures contracts involve, to varying degrees,
risk of loss in excess of the variation margin disclosed in the
Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange
guarantees the contracts against default.
During the period ended April 30, 2020, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity Income
Plus used treasury futures to manage the duration and yield
curve exposure of the Fund versus the benchmark.
During the period ended April 30, 2020, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation and Opportunity Income Plus used equity futures
to manage exposure to the equities markets.
During the period ended April 30, 2020, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive
Allocation and Moderately Conservative Allocation used
foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds, with the exception of the Money Market
Fund, may enter into foreign currency forward contracts.
Additionally, the Funds may enter into such contracts
to mitigate currency and counterparty exposure to other
foreign-currency-denominated investments. These contracts
are recorded at value and the realized- and change in
unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be
exposed to foreign currency fluctuations. Foreign currency
contracts are valued daily and unrealized appreciation or
depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
185
to the face amount of the contract. A realized gain or loss
is recorded at the time a forward contract is closed. These
contracts are over-the-counter and a Fund is exposed to
counterparty risk equal to the discounted net amount of
payments to the Fund.
Swap Agreements
— All Funds, with the exception of the
Money Market Fund, may enter into swap transactions, which
involve swapping one or more investment characteristics
of a security or a basket of securities with another party.
Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other
costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund
is contractually obligated to make, or in the case of the
counterparty defaulting, the net amount of payments that
the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets
and Liabilities. If there is a default by the counterparty,
the Fund may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are
valued daily and unrealized appreciation or depreciation is
recorded. Swap agreements are valued at the clearinghouse
end of day prices as furnished by an independent pricing
service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining
valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation
margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded
as realized gains or losses in the Statement of Operations.
Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized
as realized gains or losses in the Statement of Operations.
Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in
connection with these agreements. Certain swap agreements
are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially
mitigated by the Fund’s collateral posting requirements. As
the swap increases in value to the Fund, the Fund receives
collateral from the counterparty.  Certain interest rate
and credit default index swaps must be cleared through a
clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk
of a particular issuer, basket of securities or reference entity.
In a credit default swap transaction, a buyer pays periodic
fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying
issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying
issuer or reference entity remains stable or improves while
the swap is outstanding, but the seller in a credit default
swap contract would be required to pay the amount of credit
loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
A buyer of a credit default swap is said to buy protection
whereas a seller of a credit default swap is said to sell
protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing
corporate bonds and/or loans designed to increase or
decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan
markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount
of future payments required would be equal to the pro-rata
share of that position within the index based on the notional amount of the index. In the event of a default under a CDS
contract the maximum potential amount of future payments
would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Fund has the option to receive a cash payment in exchange
for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or
principal, maturity extension or subordination to other
obligations.
During the period ended April 30, 2020, High Yield, Income,
Limited Maturity Bond, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation
and Opportunity Income Plus used CDX indexes (comprised

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
186
of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap
is a swap agreement between two parties to exchange the
total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for
a market linked return based on a notional amount.  To the
extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short
of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.  The
Funds may take a "long" or "short" position with respect to
the underlying referenced asset.
During the period ended April 30, 2020, Aggressive
Allocation and International Allocation used total rate of
return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap
contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first
by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining
amount is reduced by cash and non-cash collateral received/
pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts of
Recognized Assets
Gross Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash Collateral
Received
Non-Cash
Collateral
Received Net Amount
Aggressive Allocation
Total Rate of Return swap 4,348 – 4,348 – – – 4,348
(*)
(*) Net total rate of return swap contracts amount represents the new amount receivable from the counterparty in the event of a default.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 26,934,926 – 26,934,926 25,530,491 – – 1,404,435
(^)
Balanced Income Plus
Securities Lending 2,289,597 – 2,289,597 2,157,525 – – 132,072
(^)
Global Stock
Securities Lending 15,492,890 – 15,492,890 14,645,627 – – 847,263
(^)
High Yield
Securities Lending 12,080,012 – 12,080,012 11,786,856 – – 293,156
(^)
Income
Securities Lending 14,974,280 – 14,974,280 14,593,832 – – 380,448
(^)
Large Cap Growth
Securities Lending 28,000,450 – 28,000,450 26,910,287 – – 1,090,163
(^)
Large Cap Value
Securities Lending 6,701,150 – 6,701,150 6,334,102 – – 367,048
(^)
Limited Maturity Bond
Securities Lending 2,969,500 – 2,969,500 2,904,097 – – 65,403
(^)
Mid Cap Stock
Securities Lending 112,510,450 – 112,510,450 104,030,286 – – 8,480,164
(^)
Moderate Allocation
Securities Lending 47,365,037 – 47,365,037 45,702,915 – – 1,662,122
(^)

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
187
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be
issued by the Government National Mortgage Association,
Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation, in which the Funds sell
mortgage securities and simultaneously agree to repurchase
similar (same type and coupon) securities at a later date
at an agreed upon price. The Funds must maintain liquid
securities having a value at least equal to the repurchase
price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral
with the fund custodian (depending on market movements)
on their mortgage dollar rolls.  The value of the securities that the Funds are required to purchase may decline below
the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the
Funds forgo principal and interest paid on the mortgage
securities sold. The Funds are compensated from negotiated
fees paid by brokers offered as an inducement to the Funds
to "roll over" their purchase commitments, thus enhancing
the yield. Mortgage dollar rolls may be renewed with a new
purchase and repurchase price and a cash settlement made
on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage
dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value
of U.S. securities and 105% of the market value of non-U.S.
securities. Daily market fluctuations could cause the value
of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability
to recall the loans at any time and could do so in order to
vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust.
The Funds receive dividends and interest that would have
been earned on the securities loaned while simultaneously
seeking to earn income on the investment of cash collateral.
Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for
services provided and any other securities lending expenses, are included in affiliated income from securities loaned,
net on the Statement of Operations. By investing any cash
collateral it receives in these transactions, a Fund could
realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund
is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of April 30, 2020, the value of securities on loan is as
follows:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Moderately Aggressive
Allocation
Securities Lending 44,045,413 – 44,045,413 41,801,459 – – 2,243,954
(^)
Moderately Conservative
Allocation
Securities Lending 4,014,019 – 4,014,019 3,836,002 – – 178,017
(^)
Opportunity Income Plus
Securities Lending 3,412,818 – 3,412,818 3,233,336 – – 179,482
(^)
Small Cap Growth
Securities Lending 234,925 – 234,925 227,216 – – 7,709
(^)
Small Cap Stock
Securities Lending 19,760,695 – 19,760,695 18,223,698 – – 1,536,997
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Aggressive Allocation $ 25,530,491
Balanced Income Plus 2,157,525
Global Stock 14,645,627

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
188
When-Issued and Delayed Delivery Transactions
— Each Fund
may purchase or sell securities on a when-issued or delayed
delivery basis. These transactions involve a commitment by a
Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond
the customary settlement period. When delayed delivery
purchases are outstanding, a Fund will designate liquid
assets in an amount sufficient to meet the purchase price.
When purchasing a security on a delayed delivery basis,
a Fund assumes the rights and risks of ownership of the
security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining
its net asset value.  A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a
capital gain or loss. When a Fund has sold a security on a
delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds may
invest in treasury inflation protected securities ("TIPS").
These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for
inflation. Any increase in the principal amount will be
included as taxable interest in the Statement of Operations
and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its
investment objective. A repurchase agreement consists
of a purchase and a simultaneous agreement to resell an
investment for later delivery at an agreed upon price and
rate of interest. The Funds use a third-party custodian to
maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the
security at the agreed upon time, a Fund could incur a loss
due to a drop in the value of the security during the time
it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase
the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may
only enter into repurchase agreements with banks and other
recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy.
During the six months ended April 30, 2020, Money Market
Fund engaged in these types of investments.
Equity-Linked Structured Securities
— Certain Funds may
invest in equity-linked structured notes. Equity-linked
structured notes are debt securities which combine the
characteristics of common stock and the sale of an option.
The return component is based upon the performance
of a single equity security, a basket of equity securities,
or an equity index and the sale of an option. There is no
guaranteed return of principal with these securities. The
appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by
many unpredictable factors. In addition to the performance
of the equity, the nature and credit of the issuer may also
impact return.  During the six months ended April 30, 2020,
none of the Funds engaged in these types of transactions.
Stripped Securities
— Certain Funds may invest in interest
only and principal only stripped mortgage or asset backed
securities. These securities represent a participation in
securities that are structured in classes with rights to receive different portions of the interest and principal. Interest
only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and
therefore subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly,
as interest rates decrease, the value of the interest only
security decreases. If the underlying pool of mortgages or
assets experience greater than anticipated prepayments of
principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and
decline if prepayments are slower than anticipated. The
market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the
price of the principal only security decreases.  Similarly,
as interest rates decrease, the price of the principal only
security increases.  The principal only security represents
the payment with the longest maturity, therefore making it
the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial
statements in conformity with GAAP requires management
to make estimates and assumptions that affect the reported
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements
Fund Securities on Loan
High Yield 11,786,856
Income 14,593,832
Large Cap Growth 26,910,287
Large Cap Value 6,334,102
Limited Maturity Bond 2,904,097
Mid Cap Stock 104,030,286
Moderate Allocation 45,702,915
Moderately Aggressive Allocation 41,801,459
Moderately Conservative Allocation 3,836,002
Opportunity Income Plus 3,233,336
Small Cap Growth 227,216
Small Cap Stock 18,223,698

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
189
and the reported amounts of income and expenses during
the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are
reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and
secondarily the prime rate offered by one or more major
United States banks (the “Prime Rate”) and the certificate
of deposit (“CD”) rate or other base lending rates used by
commercial lenders. Loan commitments often require
prepayments from excess cash flows or allow the borrower
to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining
maturity may be considerably less than the stated maturity
shown in the Schedule of Investments.
All or a portion of these loan commitments may be
unfunded. A Fund is obligated to fund these commitments
at the borrower’s discretion. Therefore, the Fund must have
funds sufficient to cover its contractual obligation. These
unfunded loan commitments, which are marked to market
daily, are presented in the Schedule of Investments.  During the six months ended April 30, 2020, none of the Funds
engaged in these types of investments.
Loss Contingencies
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency
will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably
estimated.
Litigation
— Awards from class action litigation are recorded
as a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns
the applicable securities, the proceeds are recorded as
realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by
banks or other lending institutions to companies that are
typically rated below investment grade.  A Fund may invest
in multiple series or tranches of a bank loan, with varying
terms and different associated risks.  Transactions in bank
loan securities may settle on a delayed basis, which may
result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank
Offered Rate ("LIBOR"), plus a premium.  Income is recorded
daily on bank loan securities.  On an ongoing basis, a Fund
may receive a commitment fee based on the undrawn portion
of the underlying line of credit of the bank loan.  This
commitment fee is accrued as income over the term of the
bank loan.  A Fund may receive consent and amendment fees
for accepting an amendment to the current terms of a bank
loan.  Consent and amendment fees are accrued as income
when the changes to the bank loan are immaterial and to
capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments
at the borrower’s discretion. Therefore, the Fund must have
funds sufficient to cover its contractual obligation. These
unfunded bank loan commitments, which are marked-to-
market daily, are presented in the Schedule of Investments.
Line of Credit
— Each Fund (with the exception of Money
Market Fund) along with other portfolios managed by the
investment adviser or an affiliate, participate in a $100
million ($50 million committed, $50 million uncommitted)
credit facility (the "line of credit") issued by State Street
Bank and Trust Company to be utilized for temporary or
emergency purposes to fund shareholder redemptions or
for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the
higher of the Federal Funds Rate or the One-Month LIBOR
rate plus 1.25%.  Each borrowing under the credit facility
matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund paid commitment fees
during the six months ended April 30, 2020 in proportion to
their respective net assets.  The Funds had no borrowings
during the six months ended April 30, 2020.
Recent Accounting Pronouncements
—
Fair Value Measurement (Topic 820)
In August 2018, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2018-13
Fair Value Measurement (Topic 820), which eliminates, adds
and modifies certain disclosure requirements for fair value
measurements. Under the guidance, entities are no longer
required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but public companies are required to disclose (1) the changes
in unrealized gains and losses for the period included in
other comprehensive income for recurring Level 3 fair
value measurements of instruments held at the end of the
reporting period and (2) the range and the weighted average
used to develop significant unobservable inputs for Level 3
fair value measurements. The ASU No. 2018-13 is effective
for annual periods, and interim periods within those annual
periods, beginning on or after December 15, 2019, with early adoption permitted. As such, management has adopted the
amendments as of the beginning of the fiscal period. Early
adoption of this ASU did not have an impact on the Funds'
financial condition or results of operations but resulted in some modified financial statement disclosures.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
190
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the
Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Sub-Adviser Fees
— The following subadviser fees are
charged as part of the total investment advisory fees stated
in the table above. The subadvisory fees are borne directly
by the Adviser and do not increase the overall fees paid by
the Fund.
International Allocation Fund
The adviser has entered into a subadvisory agreement
with Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%  0.650%  0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0. 4 50% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.700% 0.700% 0.700% 0.700% 0.700% 0.675% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
191
The fee payable for GSAM for managing the international
small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million.  International
Allocation Portfolio, a series of Thrivent Series Fund, Inc., the shares of which are only available for purchase by separate
accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of
insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed
by GSAM.
Expense Reimbursements
— For the period ended April
30, 2020, contractual expense reimbursements, as a
percentage of net assets, were in effect:
For the period ended April 30, 2020, contractual expense
reimbursements to limit expenses to the following
percentages were in effect:
*Prior expense cap of 0.66% expired on December 31, 2019.
**Prior expense cap of 1.14% expired on December 31, 2019.
***Prior expense cap of 1.20% expired on December 31, 2019.
***Prior expense cap of 1.21% expired on December 31, 2019.
Each of the four Asset Allocation Funds paid a fee for
investment advisory services. The Adviser has contractually
agreed, for as long as the current fee structure is in place and through at least February 28, 2021, to waive an amount equal to any investment advisory fees indirectly incurred by the
Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management
Trust. This contractual provision may be terminated upon
the mutual agreement between the Independent Trustees of
the Fund and the Adviser. For the period ended April 30, 2020, the following expense reimbursements, as a percentage of net assets, were in effect:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, all Funds in the Trust except for Money Market Fund may invest cash in other Funds in
the Trust, Thrivent Cash Management Trust, and Thrivent
Core Funds. These related-party transactions are subject to
the same terms as non-related party transactions.  To avoid
duplicate investment advisory fees, Thrivent Asset Mgt.
reimburses an amount equal to any investment advisory fees
indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management
Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan
pursuant to Rule 12b-1 under the 1940 Act. Class A shares
have an annual 12b-1 fee of 0.25% for all Funds other than
Government Bond Fund and Limited Maturity Bond Fund,
which have a 12b-1 fee of 0.125%, and Money Market Fund,
which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 30, 2020, Thrivent Investment Management Inc.
("Thrivent Investment Mgt.") and Thrivent Distributors, LLC
received $766,209 of aggregate underwriting concessions
from the sales of the Trust’s Class A shares. Sales charges
are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to
which Thrivent Asset Mgt. provides certain accounting and
administrative personnel and services to the Funds. The
Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended April 30, 2020, Thrivent
Asset Mgt. received aggregate fees for accounting and
administrative personnel and services of $2,606,949 from the
Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”)
to provide transfer agency and dividend payment services
necessary to the Funds on a per-account basis for direct-
at-fund accounts, and sub transfer agency services based
on assets under management for third party intermediary
accounts.  These fees are accrued daily and paid monthly.
For the six months ended April 30, 2020, Thrivent Investor
Services received $9,818,306 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and
Fund Class A Class S
Expiration
Date
Money Market 0.15% 0.10% 2/28/2021
Fund Class A Class S
Expiration
Date
Government Bond 0.85% 0.75% 2/28/2021
High Income Municipal
Bond* N/A 0.60% 2/28/2021
International Allocation 1.20% N/A 2/28/2021
Large Cap Growth** 1.12% N/A 2/28/2021
Low Volatility Equity*** N/A 0.95% 2/28/2021
Mid Cap Growth N/A 1.00% 2/28/2021
Mid Cap Value N/A 1.00% 2/28/2021
Small Cap Growth**** N/A 1.00% 2/28/2021
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.21% 0.20% 2/28/2021
Moderate Allocation* 0.19% 0.18% 2/28/2021
Moderately Aggressive
Allocation* 0.22% 0.22% 2/28/2021
Moderately Conservative
Allocation* 0.15% 0.15% 2/28/2021

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
192
is eligible to participate in a deferred compensation plan
with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if
invested in a series of the Thrivent Mutual Funds.  Thrivent
Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will
increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as
well as the change in value are included in Trustee fees in
the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $281,416 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 30,
2020. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust
are officers and directors of Thrivent Asset Mgt., Thrivent
Investment Mgt., Thrivent Investor Services and Thrivent
Distributors, LLC; however, they receive no compensation
from the Trust. Affiliated employees and board consultants
are reimbursed for reasonable expenses incurred in relation
to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in other
open-ended funds. Fees and expenses of those underlying
funds are not included in those Funds' expense ratios
reported in the Financial Highlights. The Funds indirectly
bear their proportionate share of the annualized weighted
average expense ratio of the underlying funds in which they
invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount
equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate
serves as investment adviser, other than Thrivent Cash
Management Trust.  There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made for
investments in these funds.  This contractual provision
may be terminated upon the mutual agreement between the
Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an
interfund lending program (the "Program") pursuant to an
exemptive order issued by the SEC.  The Program permits the
Funds to borrow cash for temporary purposes from Thrivent
Core Short-Term Reserve Fund.  Interest is charged to each
participating Fund based on its borrowings at the average
of the repo rate and bank loan rate, each as defined in
the Program.  Each borrowing made under the Program
matures no later than seven calendar days after the date
of the borrowing, and each borrowing must be securitized
by a pledge of segregated collateral with a market value at
least equal to 102% of the outstanding principal value of the loan.  For the period ended April 30, 2020, none of the Funds covered in this shareholder report borrowed cash through
the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. To the extent these differences are
permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At
fiscal year-end, the character and amount of distributions,
on a tax basis and components of distributable earnings,
are finalized.  Therefore, as of April 30, 2020, the tax-basis balance has not yet been determined.
At October 31, 2019, the following Funds had accumulated
net realized capital loss carryovers expiring as follows:
*These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital
gains, taxable distributions will be reduced by any unused
capital loss carryovers as permitted by the Internal Revenue
Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the six
months ended April 30, 2020, the cost of purchases and the
proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Fund
Capital Loss
Carryover Expiration
Balanced Income Plus $ 557,173 Unlimited
Global Stock 7,402,193* Unlimited
High Income Municipal Bond 63,471 Unlimited
High Yield 40,500,408 Unlimited
International Allocation 6,626,431* Unlimited
Large Cap Value 6,853,582 Unlimited
Limited Maturity Bond 10,314,684 Unlimited
Municipal Bond 7,840,695 Unlimited
Opportunity Income Plus 11,689,769 Unlimited
In thousands
Fund Purchases Sales
Aggressive Allocation $252,931 $175,322
Balanced Income Plus 104,501 132,513
Global Stock 458,620 429,324
Government Bond 1,540 2,342
High Income Municipal Bond 15,077 9,777
High Yield 291,593 210,874
Income 240,526 186,003
International Allocation 377,783 323,540
Large Cap Growth 308,737 306,676

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
193
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private
placement transactions without registration under the
Securities Act of 1933. Unless such securities subsequently
become registered, they generally may be resold only in
privately negotiated transactions with a limited number of
purchasers. As of April 30, 2020, the following Funds held
restricted securities:
The Funds have no right to require registration of
unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities
from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the
Board. The procedures have been designed to ensure that any
purchase or sale of securities by a Fund from or to another
fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated
investment advisers), common Trustees and/or common
officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the period ended April 30, 2020, Small Cap
Stock engaged in purchase transactions in the amount of
$3,661,965, pursuant to Rule 17a-7 of the 1940 Act that were in excess of 0.50% of net assets.
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2020, related parties (other than the Thrivent
Asset Allocation Funds) held the following shares in excess of
5% of Thrivent Mutual Funds:
As of April 30, 2020, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of
5% of Thrivent Mutual Funds:
Subscription and redemption activity by concentrated
accounts may have a significant effect on the operation of
these funds. In the case of a large redemption, these funds
may be forced to sell investments at inopportune times,
resulting in additional losses for the funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of
subsequent events through the date the financial statements
were issued, and, except as already included in the Notes to
Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in
cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or
decrease more than the applicable market(s) as measured by
the Fund's benchmark index(es). The securities markets may
also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues. As of April 30, 2020, the following Funds had portfolio concentration greater than 25%
in certain sectors.
In thousands
Fund Purchases Sales
Large Cap Value 181,279 146,827
Limited Maturity Bond 303,507 157,665
Low Volatility Equity 15,187 4,937
Mid Cap Growth 5,748 794
Mid Cap Stock 459,717 458,739
Mid Cap Value 5,689 777
Moderate Allocation 408,650 271,232
Moderately Aggressive Allocation 476,976 372,910
Moderately Conservative Allocation 129,303 93,826
Municipal Bond 258,535 249,184
Opportunity Income Plus 241,708 132,035
Small Cap Growth 4,443 2,216
Small Cap Stock 222,632 218,339
In thousands
Fund Purchases Sales
Aggressive Allocation $136,335 $138,026
Balanced Income Plus 57,468 61,146
Government Bond 113,456 103,081
Income 412,557 405,706
Limited Maturity Bond 495,759 531,295
Moderate Allocation 1,336,082 1,304,326
Moderately Aggressive Allocation 827,852 836,416
Moderately Conservative Allocation 648,749 643,219
Opportunity Income Plus 564,920 546,658
Fund
Number of
Securities
Percent of Fund's
Net Assets
High Yield 3 0.03%
Moderate Allocation 1 0.02%
Moderately Aggressive
Allocation 1 0.02%
Fund Shares
Percent of Fund's
Outstanding
Shares
International Allocation 12 , 963 , 300 14 . 7%
Mid Cap Growth 403 , 534 79 .7%
Mid Cap Value 457 , 164 91 .7%
Fund Shares
Percent of Fund's
Outstanding
Shares
Aggressive Allocation 11,157,967 11.3%
Income 7,003,509 7.1%
Moderate Allocation 9,937,790 5.0%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
194
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The amount of a specific risk is dependent on each Portfolio.
Allocation Risk
— The Fund’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform
below expectations or the securities markets generally over
short and extended periods. Therefore, a principal risk of
investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the
desired results.
Collateralized Debt Obligations ("CDO") Risk
— The risks of
an investment in a collateralized debt obligation (“CDO”)
depend largely on the quality and type of the collateral
and the tranche of the CDO in which the Fund invests. In
addition to the typical risks associated with fixed income
securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the
Fund may invest in tranches of CDOs that are subordinate
to other tranches; (iv) the structure and complexity of the
transaction and the legal documents could lead to disputes
among investors regarding the characterization of proceeds;
(v) the investment return achieved by the Fund could be
significantly different than those predicted by financial
models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflict of Interests Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of
interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate
the Adviser and/or such affiliates. The Fund may invest in
other pooled investment vehicles sponsored, managed, or
otherwise affiliated with the Adviser, including other Funds.
The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the
Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment
funds and/or accounts (including proprietary accounts) and
have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in
investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and
other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into
which they convert, and are thus subject to market risk. The
Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt
security to which the Fund is exposed may no longer be able
or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the
Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from
deliberate attacks or unintentional events. Cyber-attacks
include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive
information, corrupt data, or otherwise disrupt operations.
Cyber incidents affecting the Adviser, a Subadviser, or
other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial
intermediaries) have the ability to disrupt and impact
business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their
NAV, corrupting data or preventing parties from sharing
information necessary for the Funds’ operation, preventing
or slowing trades, stopping shareholders from making
transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional
compliance costs. Similar types of cyber security risks are
also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences
for such issuers and may cause the Funds’ investments
in such companies to lose value. While the Funds’ service
providers have established business continuity plans in the
event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot
control the cybersecurity plans and systems put in place
by their service providers or any other third parties whose
operations may affect the Funds or their shareholders.
Fund Sector
% of
Total Net
Assets
Government Bond Mortgage-Backed Securities 25.1%
Government Bond U.S. Govt. & Agencies 45.8%
Income Financials 25.3%
Large Cap Growth Information Technology 39.2%
Small Cap Growth Health Care 25.3%
Small Cap Growth  Information Technology  30.7%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
195
Although each Fund attempts to minimize such failures
through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in
service. The value of an investment in a Fund’s shares may
be adversely affected by the occurrence of the operational
errors or failures or technological issues or other similar
events and a Fund and its shareholders may bear costs tied
to these risks.
Derivatives Risk
— The use of derivatives (such as futures and
credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or
value of the underlying asset, index or rate, which may be
magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with
the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives
can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which
is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Some derivatives may give rise to a form of economic
leverage, and may expose the Fund to greater risk and
increase its costs. Such leverage may cause the Fund to
liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required
asset segregation requirements. Increases and decreases in
the value of the Fund’s portfolio will be magnified when the
Fund uses leverage. Futures contracts, options on futures
contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund's derivatives strategies will depend
on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset,
index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Swap agreements may involve fees,
commissions or other costs that may reduce a Fund’s gains
from a swap agreement or may cause a Fund to lose money.
Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
—  The economic and political
structures of developing countries, in most cases, do not
compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the
midst of, among other things, hyperinflation, currency
devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten
the volatility of emerging markets. These factors make
investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.
Equity Securities Risk
—  Equity securities held by the Fund
may decline significantly in price, sometimes rapidly or
unpredictably, over short or extended periods of time, and
such declines may occur because of declines in the equity
market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From
time to time, the Fund may invest a significant portion of
its assets in companies in one or more related sectors or
industries which would make the Fund more vulnerable to
adverse developments affecting such sectors or industries.
Equity securities are generally more volatile than most debt securities.
ETF Risk
—  An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance
of such index (commonly known as tracking error). ETFs are
subject to fees and expenses (like management fees and
operating expenses) that do not apply to an index, and the
Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Financial Sector Risk
—  To the extent that the financials sector
continues to represent a significant portion of the Fund, the
Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be
adversely impacted by many factors, including, among
others, government regulations, economic conditions, credit
rating downgrades, changes in interest rates, and decreased
liquidity in credit markets. The impact of more stringent
capital requirements, recent or future regulation of any
individual financial company or recent or future regulation
of the financials sector as a whole cannot be predicted. In
recent years, cyber attacks and technology malfunctions and
failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency
may decline against the U.S. dollar, which would reduce the
dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can
be significant, unpredictable, and long lasting, depending
on the currencies represented, how each one appreciates

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
196
or depreciates in relation to the U.S. dollar, and whether
currency positions are hedged. Under normal conditions, the
Fund does not engage in extensive foreign currency hedging
programs. Further, exchange rate movements are volatile,
and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
—  Foreign securities generally
carry more risk and are more volatile than their domestic
counterparts, in part because of potential for higher political and economic risks, lack of reliable information and
fluctuations in currency exchange rates where investments
are denominated in currencies other than the U.S. dollar.
The Fund’s investment in any country could be subject to
governmental actions such as capital or currency controls,
nationalizing a company or industry, expropriating assets,
or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more
difficult to resell than comparable U.S. securities because
the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to
U.S. dollars. Foreign withholding taxes also may apply and
errors and delays may occur in the settlement process for
foreign securities.
Futures Contract Risk
— The value of a futures contract
tends to increase and decrease in tandem with the value
of the underlying instrument. The price of futures can be
highly volatile; using them could lower total return, and
the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the
futures contract may not accurately track the value of the
underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank,
Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie
Mae, Fannie Mae or Freddie Mac are not issued directly by
the U.S. government. Ginnie Mae is a wholly owned U.S.
corporation that is authorized to guarantee, with the full
faith and credit of the U.S. government, the timely payment
of principal and interest of its securities. By contrast,
securities issued or guaranteed by U.S. government-related
organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and
credit of the U.S. government. No assurance can be given
that the U.S. government would provide financial support to
its agencies and instrumentalities if not required to do so
by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S.
government.
Growth Investing Risk
— Growth style investing includes the
risk of investing in securities whose prices historically have been more volatile than other securities, especially over
the short term. Growth stock prices reflect projections of
future earnings or revenues and, if a company’s earnings or
revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial
market volatility and global business disruption. The
duration and full effects of the outbreak are uncertain and
may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The
COVID-19 outbreak and future pandemics could affect the
global economy in ways that cannot be foreseen and may
exacerbate other types of risks, negatively impacting the
value of the Fund.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Fund is exposed are considered
predominantly speculative with respect to the issuer’s
continuing ability to make principal and interest payments.
If the issuer of the security is in default with respect to
interest or principal payments, the value of the Fund may
be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt
securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation
(real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable
and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an
inflation-linked debt security will be considered taxable
ordinary income, even though the Fund will not receive the
principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-
linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers
(CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the
interests of an investor in the securities, altered by legislation

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
197
or Executive Order in a materially adverse manner to the
interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices
of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a
bond or bond fund to changes in interest rates) or maturities
(i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary
policies could affect interest rates and the value of some
securities.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund,
Thrivent Moderately Aggressive Allocation Fund and
Thrivent Moderately Conservative Allocation Fund (each,
a “Thrivent Asset Allocation Fund”) allocate their assets
among certain other funds managed by the Adviser or an
affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments
or redemptions due to reallocations or rebalancings by the
Thrivent Asset Allocation Funds or other investors. These
transactions may affect the Other Funds since Other Funds
that experience redemptions as a result of reallocations
or rebalancings may have to sell Fund securities and since
Other Funds that receive additional cash will have to invest such cash. These effects may be particularly important when
one or more of the Thrivent Asset Allocation Funds owns a
substantial portion of any Other Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected
if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable
income if sales of securities resulted in gains. Because
the Thrivent Asset Allocation Funds may own substantial
portions of some Other Funds, a redemption or reallocation
by a Thrivent Asset Allocation Fund away from an Other
Fund could cause the Other Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the
potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in
losses or poor performance, even in rising markets.
Investment in Other Investment Companies Risk
— Investing
in other investment companies, including CEFs and BDCs,
could result in the duplication of certain fees, including
management and administrative fees, and may expose the
Fund to the risks of owning the underlying investments that
the other investment company holds.
Issuer Risk
— Issuer risk is the possibility that factors
specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable
to respond quickly to new competitive challenges such as
changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time , shareholders of
a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices
or invest additional cash, as the case may be. While it is
impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s
performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may
increase transaction costs or have adverse tax consequences
for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
—  Leveraged loans (also known as bank
loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower,
are subject to the risk that a court could subordinate such
loans to presently existing or future indebtedness or take
other action detrimental to the holders of leveraged loans.
Leveraged loans are also subject to the risk that the value
of the collateral, if any, securing a loan may decline, be
insufficient to meet the obligations of the borrower, or be
difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others
are illiquid, which may make it more difficult for the Fund
to value them or dispose of them at an acceptable price.
Below investment-grade leveraged loans are typically more
credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws
with respect to leveraged loans that may not be in the form of
“securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The elimination of LIBOR may adversely affect
the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
198
include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the
U.K. Financial Conduct Authority announced that it intends
to stop compelling or inducing banks to submit LIBOR rates
after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by
regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S.
Federal Reserve, based on the recommendations of the New
York Federal Reserve’s Alternative Reference Rate Committee
(comprised of major derivative market participants and
their regulators), has begun publishing a Secured Overnight
Financing Rate (SOFR), that is intended to replace U.S. dollar
LIBOR. Proposals for alternative reference rates for other
currencies have also been announced or have already begun
publication. Markets are slowly developing in response to
these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2)
whether, how, and when industry participants develop and
adopt new reference rates and fallbacks for both legacy and
new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both
legacy and new products, instruments and contracts are
commercially accepted.
Liquidity Risk
— Liquidity is the ability to sell a security
relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods
of economic or market stress. As a result of this decreased
liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative
effect on performance.
Master Limited Partnership("MLP") Risk
— MLPs  are subject to
risks such as limited partner risk, liquidity risk, interest rate risk and general partner risk.
• An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in
an MLP are similar to those of investing in a partnership,
including more flexible governance structures, which could
result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to
seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
• The ability to trade on a public exchange or in the over-
the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP
interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
• MLP distributions may be reduced by fees and other
expenses incurred by the MLP. MLPs generally are considered
interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member
interest can be liable in certain circumstances for amounts
greater than the amount of the holder’s investment in the
general partner or managing member.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity
than larger, more-established companies. These companies
tend to have smaller revenues, narrower product lines, less
management depth and experience, smaller shares of their
product or service markets, fewer financial resources, and
less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value
of your investment at $1.00 per share, it cannot guarantee
it will do so. An investment in the Fund is not insured or
guaranteed by the Federal Deposit Insurance Corporation
or any other government agency. The Fund’s sponsor has no
legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities
may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-
backed and asset-backed securities are sensitive to changes
in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster
or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
199
at lower rates or must continue to hold the security when
interest rates rise. This effect may cause the value of the
Fund to decline and reduce the overall return of the Fund.
Multi-Manager Risk
— The investment styles employed by the
subadvisers may not be complementary. The interplay of the
various strategies employed by the subadvisers may result
in the Fund indirectly holding positions in certain types
of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the
performance of those securities and the overall economic
environment. The multi-manager approach could result in a
high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain
country while another subadviser could be purchasing the
same security or a security from that same country.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state,
regional or federal level. These may include budgetary
problems, decline in the tax base and other factors that
may cause rating agencies to downgrade the credit ratings
on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some
municipal bonds may be repaid prior to maturity if interest
rates decrease. As a result, the value of the Fund’s shares
may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not "diversified" within
the meaning of the 1940 Act. That means the Fund may
invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified
portfolio to the risk that events or developments affecting
a particular issuer or industry will significantly affect the
Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds
managed by the Adviser or an affiliate (“Other Funds”), the
performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest.
As a result, the Fund is subject to the same risks as those
faced by the Other Funds.
Portfolio Turnover Rate Risk
— The Fund may engage in active
and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater
expenses which are borne by the Fund and its shareholders
and may also result in short-term capital gains taxable to
shareholders.
Preferred Securities Risk
— There are certain additional
risks associated with investing in preferred securities,
including, but not limited to, preferred securities may
include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments
in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore
will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially
less liquid than many other securities, such as common
stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in
arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors
to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities
prior to a specified date.
Prepayment Risk
— When interest rates fall, certain
obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the
proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase
(as does price fluctuation) as borrowers are motivated to
pay off debt and refinance at new lower rates. During such
periods, reinvestment of the prepayment proceeds by the
management team will generally be at lower rates of return
than the return on the assets that were prepaid. Prepayment
generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Quantitative Investing Risk is
the risk that securities selected according to a quantitative analysis methodology can perform differently from the
market as a whole based on the model and the factors used
in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on
assumptions of these and other market factors, and the
models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the
Fund’s portfolio.
Real Estate Investment Trust ("REIT") Risk
— REITs generally
can be divided into three types: equity REITs, mortgage
REITs, and hybrid REITs (which combine the characteristics
of equity REITs and mortgage REITs). Equity REITs will be
affected by changes in the values of, and income from, the
properties they own, while mortgage REITs may be affected
by the credit quality of the mortgage loans they hold. All
REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate
securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs
are subject to additional risks, including the fact that they

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
200
are dependent on specialized management skills that may
affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may
have limited diversification and are subject to the risks
associated with obtaining financing for real property. As
with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at
the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal
Revenue Code. There is the risk, however, that a REIT held
by the Fund will fail to qualify for this tax-free pass-through treatment of its income. In addition, due to recent changes
in the tax laws, certain tax benefits of REITs may not be
passed through to mutual fund shareholders. By investing
in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will
also indirectly bear similar expenses of the REITs in which
the Fund invests.
Redemption  Risk
— The Fund may need to sell portfolio
securities to meet redemption requests. The Fund could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption
activity by shareholders, including, for example, when a
single investor or few large investors make a significant
redemption of Fund shares, (ii) a disruption in the normal
operation of the markets in which the Fund buys and sells
portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid.
In such events, the Fund could be forced to sell portfolio
securities at unfavorable prices in an effort to generate
sufficient cash to pay redeeming shareholders. Although the
Fund generally does not have the ability to impose liquidity fees or temporarily suspend redemptions, the payment
of redemption proceeds could be delayed or denied if the
Fund is liquidated, to the extent permitted by applicable
regulations.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures
markets are subject to comprehensive statutes, regulations,
and margin requirements enforced by the SEC, other
regulators and self-regulatory organizations, and exchanges
authorized to take extraordinary actions in the event
of market emergencies. The regulatory environment for
the Funds is evolving, and changes in the regulation of
investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’
interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often
have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These
companies tend to have small revenues, narrower product
lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such
companies seldom pay significant dividends that could
soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued
or guaranteed by foreign governmental entities. These
investments are subject to the risk that a governmental
entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow
problems, insufficient foreign currency reserves, political
considerations, the relative size of the governmental
entity’s debt position in relation to the economy or the
failure to put in place economic reforms required by the
International Monetary Fund or other multilateral agencies.
If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not
pay nor are there bankruptcy proceedings through which all
or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may
affect both the net asset value of the Fund and the taxable
equivalent interest generated from securities in the Fund.
Since the Fund may invest in municipal securities subject
to the federal alternative minimum tax without limitation,
the Fund may not be suitable for investors who already are
or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks of
companies that rely extensively on technology, science or
communications in their product development or operations
may be more volatile than the overall stock market and may
or may not move in tandem with the overall stock market.
Technology, science and communications are rapidly
changing fields, and stocks of these companies, especially
of smaller or unseasoned companies, may be subject to more
abrupt or erratic market movements than the stock market
in general. There are significant competitive pressures
among technology-oriented companies and the products or
operations of such companies may become obsolete quickly.
In addition, these companies may have limited product lines, markets or financial resources and the management of such
companies may be more dependent upon one or a few key
people.
Value Investing Risk
— Value style investing includes the
risk that stocks of undervalued companies may not rise as
quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
201
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 15.60 $ 0.10 $ (1.29) $ (1.19) $ (0.13) $ (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Year Ended 10/31/2017 13.11 0.05 2.98 3.03 (0.07) (0.06)
Year Ended 10/31/2016 14.05 0.07 0.08 0.15 (0.03) (1.06)
Year Ended 10/31/2015 14.77 0.04 0.33 0.37 (0.07) (1.02)
Class S Shares
Period Ended 4/30/2020 (unaudited) 15.77 0.11 (1.30) (1.19) (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Year Ended 10/31/2017 13.25 0.08 3.02 3.10 (0.12) (0.06)
Year Ended 10/31/2016 14.19 0.10 0.11 0.21 (0.09) (1.06)
Year Ended 10/31/2015 14.90 0.09 0.35 0.44 (0.13) (1.02)
BALANCED INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 12.69 0.14 (1.14) (1.00) (0.13) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Year Ended 10/31/2017 12.22 0.29 1.01 1.30 (0.26) –
Year Ended 10/31/2016 12.80 0.30 0.03 0.33 (0.29) (0.62)
Year Ended 10/31/2015 13.43 0.31 (0.04) 0.27 (0.29) (0.61)
Class S Shares
Period Ended 4/30/2020 (unaudited) 12.66 0.16 (1.13) (0.97) (0.15) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Year Ended 10/31/2017 12.20 0.32 1.02 1.34 (0.31) –
Year Ended 10/31/2016 12.77 0.34 0.04 0.38 (0.33) (0.62)
Year Ended 10/31/2015 13.40 0.36 (0.03) 0.33 (0.35) (0.61)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for Aggressive Allocation Fund was 57% and Balanced Income Plus Fund was 120%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
202
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.98) $ 13.43 (8.39)% $ 863.4 0.95% 1.39% 1.16% 1.19% 26%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.13) 16.01 23.31% 879.6 0.92% 0.32% 1.19% 0.05% 59%
(1.09) 13.11 1.34% 730.0 0.94% 0.50% 1.21% 0.23% 58%
***
(1.09) 14.05 2.78% 732.0 0.92% 0.23% 0.96% 0.19% 51%
(1.01) 13.57 (8.33)% 469.9 0.79% 1.52% 0.99% 1.32% 26%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.18) 16.17 23.64% 238.1 0.63% 0.56% 0.89% 0.29% 59%
(1.15) 13.25 1.76% 140.9 0.56% 0.86% 0.83% 0.59% 58%
***
(1.15) 14.19 3.21% 120.3 0.49% 0.65% 0.54% 0.61% 51%
(0.13) 11.56 (7.87)% 223.2 1.03% 2.24% 1.03% 2.24% 45%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(0.26) 13.26 10.78% 250.7 1.06% 2.26% 1.06% 2.26% 145%
(0.91) 12.22 2.83% 231.8 1.07% 2.52% 1.07% 2.52% 125%
***
(0.90) 12.80 2.18% 232.8 1.06% 2.38% 1.06% 2.38% 148%
(0.15) 11.54 (7.68)% 101.7 0.77% 2.47% 0.77% 2.47% 45%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.31) 13.23 11.09% 94.5 0.73% 2.58% 0.73% 2.58% 145%
(0.95) 12.20 3.30% 65.6 0.70% 2.88% 0.70% 2.88% 125%
***
(0.96) 12.77 2.58% 54.4 0.67% 2.77% 0.67% 2.77% 148%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
203
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
GLOBAL STOCK FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 26.16 $ 0.09 $ (2.15) $ (2.06) $ (0.32) $ (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Year Ended 10/31/2017 24.77 0.30 5.13 5.43 (0.29) (0.70)
Year Ended 10/31/2016 26.32 0.26 (0.66) (0.40) (0.24) (0.91)
Year Ended 10/31/2015 27.75 0.24 0.90 1.14 (0.24) (2.33)
Class S Shares
Period Ended 4/30/2020 (unaudited) 26.46 0.14 (2.17) (2.03) (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Year Ended 10/31/2017 25.01 0.40 5.17 5.57 (0.38) (0.70)
Year Ended 10/31/2016 26.57 0.32 (0.62) (0.30) (0.35) (0.91)
Year Ended 10/31/2015 27.99 0.39 0.86 1.25 (0.34) (2.33)
GOVERNMENT BOND FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 10.11 0.08 0.53 0.61 (0.08) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
Year Ended 10/31/2017 10.14 0.14 (0.20) (0.06) (0.14) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.21 0.33 (0.12) (0.19)
Year Ended 10/31/2015 10.05 0.09 0.09 0.18 (0.08) (0.03)
Class S Shares
Period Ended 4/30/2020 (unaudited) 10.11 0.09 0.53 0.62 (0.09) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Year Ended 10/31/2017 10.14 0.15 (0.20) (0.05) (0.15) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.22 0.34 (0.13) (0.19)
Year Ended 10/31/2015 10.05 0.12 0.10 0.22 (0.12) (0.03)
HIGH INCOME MUNICIPAL BOND FUND
Class S Shares
Period Ended 4/30/2020 (unaudited) 10.66 0.14 (1.27) (1.13) (0.15) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(c)
10.00 0.22 (0.14) 0.08 (0.22) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
*
**
***
Since fund inception, February 28, 2018.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for Global Stock Fund was 62% and Government Bond Fund was 149%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
204
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (3.11) $ 20.99 (9.43)% $ 1,278.9 1.02% 1.01% 1.02% 1.01% 29%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.99) 29.21 22.61% 1,594.8 1.01% 1.11% 1.01% 1.11% 73%
(1.15) 24.77 (1.48)% 1,399.8 1.03% 1.03% 1.03% 1.03% 64%
***
(2.57) 26.32 4.59% 1,560.0 1.02% 0.99% 1.02% 0.99% 52%
(3.20) 21.23 (9.26)% 268.1 0.66% 1.38% 0.66% 1.38% 29%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(1.08) 29.50 23.06% 263.3 0.65% 1.47% 0.65% 1.47% 73%
(1.26) 25.01 (1.08)% 203.7 0.64% 1.42% 0.64% 1.42% 64%
***
(2.67) 26.57 5.02% 187.8 0.61% 1.40% 0.61% 1.40% 52%
(0.10) 10.62 6.13% 4.4 0.85% 1.62% 1.09% 1.37% 181%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.92 (0.56)% 6.5 0.85% 1.40% 1.00% 1.25% 193%
(0.31) 10.14 3.36% 8.7 0.87% 1.16% 1.04% 0.98% 152%
***
(0.11) 10.12 1.83% 18.7 0.90% 0.86% 1.12% 0.65% 145%
(0.11) 10.62 6.18% 63.4 0.75% 1.71% 0.76% 1.70% 181%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.17) 9.92 (0.47)% 52.0 0.76% 1.49% 0.79% 1.46% 193%
(0.32) 10.14 3.41% 46.9 0.81% 1.22% 0.81% 1.22% 152%
***
(0.15) 10.12 2.17% 73.9 0.57% 1.18% 0.57% 1.18% 145%
(0.15) 9.38 (10.76)% 16.5 0.62% 2.82% 1.65% 1.80% 60%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
205
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
HIGH YIELD FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 4.73 $ 0.12 $ (0.52) $ (0.40) $ (0.12) $ –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Year Ended 10/31/2017 4.76 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2016 4.74 0.25 0.02 0.27 (0.25) –
Year Ended 10/31/2015 5.04 0.26 (0.30) (0.04) (0.26) –
Class S Shares
Period Ended 4/30/2020 (unaudited) 4.73 0.12 (0.52) (0.40) (0.12) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Year Ended 10/31/2017 4.76 0.27 0.13 0.40 (0.26) –
Year Ended 10/31/2016 4.74 0.26 0.03 0.29 (0.27) –
Year Ended 10/31/2015 5.05 0.28 (0.31) (0.03) (0.28) –
INCOME FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 9.56 0.13 0.07 0.20 (0.13) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
Year Ended 10/31/2017 9.26 0.28 0.02 0.30 (0.28) (0.01)
Year Ended 10/31/2016 9.01 0.29 0.29 0.58 (0.29) (0.04)
Year Ended 10/31/2015 9.29 0.30 (0.24) 0.06 (0.30) (0.04)
Class S Shares
Period Ended 4/30/2020 (unaudited) 9.55 0.15 0.07 0.22 (0.15) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Year Ended 10/31/2017 9.25 0.31 0.02 0.33 (0.31) (0.01)
Year Ended 10/31/2016 9.00 0.32 0.29 0.61 (0.32) (0.04)
Year Ended 10/31/2015 9.29 0.34 (0.26) 0.08 (0.33) (0.04)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for High Yield Fund was 42% and Income Fund was 104%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
206
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.12) $ 4.21 (8.65)% $ 386.5 0.80% 5.13% 0.80% 5.13% 29%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.25) 4.90 8.42% 477.7 0.80% 5.25% 0.80% 5.25% 48%
(0.25) 4.76 6.05% 471.5 0.81% 5.42% 0.81% 5.42% 43%
***
(0.26) 4.74 (0.77)% 489.2 0.81% 5.39% 0.81% 5.39% 38%
(0.12) 4.21 (8.53)% 360.8 0.53% 5.40% 0.53% 5.40% 29%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.26) 4.90 8.68% 259.9 0.57% 5.49% 0.57% 5.49% 48%
(0.27) 4.76 6.34% 232.2 0.55% 5.68% 0.55% 5.68% 43%
***
(0.28) 4.74 (0.66)% 235.9 0.50% 5.69% 0.50% 5.69% 38%
(0.17) 9.59 2.14% 313.5 0.76% 2.72% 0.76% 2.72% 67%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(0.29) 9.27 3.34% 342.5 0.77% 3.04% 0.77% 3.04% 100%
(0.33) 9.26 6.62% 359.3 0.77% 3.20% 0.77% 3.20% 107%
***
(0.34) 9.01 0.65% 370.0 0.77% 3.29% 0.77% 3.29% 92%
(0.19) 9.58 2.29% 626.1 0.46% 3.02% 0.46% 3.02% 67%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.32) 9.26 3.66% 504.7 0.45% 3.35% 0.45% 3.35% 100%
(0.36) 9.25 6.97% 462.9 0.44% 3.53% 0.44% 3.53% 107%
***
(0.37) 9.00 0.90% 429.9 0.41% 3.66% 0.41% 3.66% 92%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
207
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
INTERNATIONAL ALLOCATION FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 10.16 $ 0.06 $ (1.70) $ (1.64) $ (0.22) $ –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Year Ended 10/31/2017 9.65 0.20 1.67 1.87 (0.19) –
Year Ended 10/31/2016 9.62 0.21 – 0.21 (0.18) –
Year Ended 10/31/2015 10.03 0.16 (0.37) (0.21) (0.20) –
Class S Shares
Period Ended 4/30/2020 (unaudited) 10.23 0.07 (1.70) (1.63) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Year Ended 10/31/2017 9.71 0.23 1.69 1.92 (0.23) –
Year Ended 10/31/2016 9.69 0.22 0.02 0.24 (0.22) –
Year Ended 10/31/2015 10.11 0.20 (0.38) (0.18) (0.24) –
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 11.45 (0.01) 1.09 1.08 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
Year Ended 10/31/2017 8.23 (0.04) 2.09 2.05 – (0.05)
Year Ended 10/31/2016 9.12 (0.03) (0.36) (0.39) – (0.50)
Year Ended 10/31/2015 8.31 (0.02) 0.97 0.95 – (0.14)
Class S Shares
Period Ended 4/30/2020 (unaudited) 12.82 – 1.25 1.25 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Year Ended 10/31/2017 8.99 – 2.29 2.29 – (0.05)
Year Ended 10/31/2016 9.89 0.01 (0.41) (0.40) – (0.50)
Year Ended 10/31/2015 8.96 – 1.07 1.07 – (0.14)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for International Allocation Fund was 107% and Large Cap Growth Fund was 67%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
208
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.22) $ 8.30 (16.55)% $ 114.3 1.20% 1.09% 1.36% 0.93% 45%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.19) 11.33 19.76% 161.4 1.36% 1.86% 1.56% 1.65% 94%
(0.18) 9.65 2.21% 141.3 1.40% 1.82% 1.58% 1.64% 108%
***
(0.20) 9.62 (2.14)% 167.3 1.40% 1.61% 1.57% 1.44% 68%
(0.26) 8.34 (16.41)% 620.1 0.80% 1.51% 0.80% 1.51% 45%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.23) 11.40 20.22% 747.4 0.96% 2.26% 1.01% 2.22% 94%
(0.22) 9.71 2.60% 615.9 1.00% 2.24% 1.00% 2.24% 108%
***
(0.24) 9.69 (1.77)% 640.3 0.98% 2.04% 0.99% 2.03% 68%
(0.63) 11.90 9.69% 285.1 1.13% (0.33)% 1.14% (0.35)% 27%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%
(0.05) 10.23 25.03% 210.2 1.20% (0.32)% 1.26% (0.38)% 65%
(0.50) 8.23 (4.52)% 178.8 1.20% (0.25)% 1.28% (0.33)% 68%
***
(0.14) 9.12 11.61% 218.8 1.20% (0.35)% 1.30% (0.45)% 64%
(0.63) 13.44 9.99% 935.1 0.78% 0.01% 0.78% 0.01% 27%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.05) 11.23 25.59% 654.1 0.82% 0.05% 0.82% 0.05% 65%
(0.50) 8.99 (4.26)% 510.1 0.82% 0.12% 0.82% 0.12% 68%
***
(0.14) 9.89 12.12% 509.3 0.81% 0.03% 0.81% 0.03% 64%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
209
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 22.51 $ 0.18 $ (3.38) $ (3.20) $ (0.36) $ –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Year Ended 10/31/2017 19.42 0.29 3.85 4.14 (0.24) (0.65)
Year Ended 10/31/2016 19.99 0.30 0.39 0.69 (0.19) (1.07)
Year Ended 10/31/2015 20.65 0.22 0.01 0.23 (0.19) (0.70)
Class S Shares
Period Ended 4/30/2020 (unaudited) 22.70 0.22 (3.40) (3.18) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Year Ended 10/31/2017 19.56 0.36 3.89 4.25 (0.32) (0.65)
Year Ended 10/31/2016 20.14 0.32 0.46 0.78 (0.29) (1.07)
Year Ended 10/31/2015 20.80 0.30 0.01 0.31 (0.27) (0.70)
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 12.53 0.14 (0.20) (0.06) (0.14) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Year Ended 10/31/2017 12.48 0.21 0.01 0.22 (0.21) –
Year Ended 10/31/2016 12.38 0.20 0.10 0.30 (0.20) –
Year Ended 10/31/2015 12.44 0.17 (0.06) 0.11 (0.17) –
Class S Shares
Period Ended 4/30/2020 (unaudited) 12.52 0.15 (0.19) (0.04) (0.15) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Year Ended 10/31/2017 12.48 0.23 0.01 0.24 (0.24) –
Year Ended 10/31/2016 12.37 0.22 0.11 0.33 (0.22) –
Year Ended 10/31/2015 12.44 0.20 (0.07) 0.13 (0.20) –
LOW VOLATILITY EQUITY FUND
Class S Shares
Period Ended 4/30/2020 (unaudited) 12.20 0.09 (1.05) (0.96) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
Year Ended 10/31/2017
(c)
10.00 0.09 0.78 0.87 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
*
**
***
Since fund inception, February 28, 2017.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for Limited Maturity Bond Fund was 81%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
210
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.36) $ 18.95 (14.53)% $ 188.3 0.90% 1.66% 0.90% 1.66% 14%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.89) 22.67 21.77% 228.0 0.91% 1.31% 0.91% 1.31% 17%
(1.26) 19.42 3.86% 198.6 0.93% 1.34% 0.93% 1.34% 22%
(0.89) 19.99 1.14% 231.1 0.94% 1.08% 0.94% 1.08% 31%
(0.44) 19.08 (14.38)% 807.6 0.54% 2.02% 0.54% 2.02% 14%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(0.97) 22.84 22.21% 757.3 0.53% 1.69% 0.53% 1.69% 17%
(1.36) 19.56 4.29% 618.7 0.53% 1.73% 0.53% 1.73% 22%
(0.97) 20.14 1.55% 580.9 0.52% 1.50% 0.52% 1.50% 31%
(0.14) 12.33 (0.49)% 290.4 0.61% 2.24% 0.61% 2.24% 66%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.21) 12.49 1.79% 336.0 0.61% 1.69% 0.61% 1.69% 79%
(0.20) 12.48 2.42% 351.2 0.62% 1.58% 0.62% 1.58% 83%
***
(0.17) 12.38 0.89% 374.4 0.62% 1.37% 0.62% 1.37% 89%
(0.15) 12.33 (0.32)% 806.6 0.44% 2.41% 0.44% 2.41% 66%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.24) 12.48 1.91% 550.1 0.42% 1.89% 0.42% 1.89% 79%
(0.22) 12.48 2.72% 441.0 0.41% 1.80% 0.41% 1.80% 83%
***
(0.20) 12.37 1.05% 356.4 0.38% 1.62% 0.38% 1.62% 89%
(0.23) 11.01 (8.09)% 27.2 1.02% 1.92% 1.51% 1.43% 21%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%
– 10.87 8.70% 5.8 1.20% 1.31% 4.22% (1.71)% 77%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
211
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
MID CAP GROWTH FUND
Class S Shares
Year Ended
4/30/2020
(unaudited)
(c)
$ 10.00 $ (0.01) $ 0.10 $ 0.09 $ – $ –
MID CAP STOCK FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 23.68 0.02 (3.13) (3.11) (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Year Ended 10/31/2017 21.63 (0.02) 5.45 5.43 (0.02) (0.99)
Year Ended 10/31/2016 21.61 0.02 2.44 2.46 (0.03) (2.41)
Year Ended 10/31/2015 23.55 (0.07) 0.82 0.75 (0.05) (2.64)
Class S Shares
Period Ended 4/30/2020 (unaudited) 27.10 0.05 (3.60) (3.55) (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Year Ended 10/31/2017 24.00 (0.03) 6.15 6.12 (0.10) (0.98)
Year Ended 10/31/2016 23.69 0.02 2.79 2.81 (0.09) (2.41)
Year Ended 10/31/2015 25.54 0.47 0.45 0.92 (0.13) (2.64)
MID CAP VALUE FUND
Class S Shares
Year Ended
4/30/2020
(unaudited)
(c)
10.00 0.01 (0.76) (0.75) – –
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 14.15 0.13 (0.51) (0.38) (0.13) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Year Ended 10/31/2017 12.52 0.17 1.45 1.62 (0.17) (0.08)
Year Ended 10/31/2016 12.90 0.16 0.20 0.36 (0.15) (0.59)
Year Ended 10/31/2015 13.26 0.16 0.08 0.24 (0.18) (0.42)
Class S Shares
Period Ended 4/30/2020 (unaudited) 14.19 0.14 (0.51) (0.37) (0.14) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Year Ended 10/31/2017 12.55 0.20 1.46 1.66 (0.20) (0.08)
Year Ended 10/31/2016 12.94 0.19 0.20 0.39 (0.19) (0.59)
Year Ended 10/31/2015 13.29 0.21 0.08 0.29 (0.22) (0.42)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
*
**
***
Since fund inception, February 28, 2020.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated 10/31/2016 Portfolio
Turnover Rate for Mid Cap Stock Fund was 21% and Moderate Allocation Fund was 138%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
212
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ – $ 10.09 0.90% $ 5.1 0.96% (0.39)% 4.07% (3.50)% 26%
(0.71) 19.86 (13.66)% 980.5 1.04% 0.18% 1.04% 0.18% 22%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(1.01) 26.05 25.63% 1,188.0 1.06% (0.07)% 1.06% (0.07)% 29%
(2.44) 21.63 12.93% 1,005.1 1.09% 0.09% 1.09% 0.09% 22%
***
(2.69) 21.61 3.60% 963.3 1.09% 0.10% 1.11% 0.09% 56%
(0.77) 22.78 (13.59)% 942.0 0.77% 0.45% 0.77% 0.45% 22%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(1.08) 29.04 26.04% 516.3 0.72% 0.26% 0.72% 0.26% 29%
(2.50) 24.00 13.36% 337.7 0.72% 0.47% 0.72% 0.47% 22%
***
(2.77) 23.69 4.05% 286.6 0.69% 0.51% 0.70% 0.50% 56%
– 9.25 (7.50)% 4.6 0.96% 0.46% 4.25% (2.82)% 27%
(0.65) 13.12 (2.93)% 1,779.3 0.81% 1.89% 1.00% 1.70% 63%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.25) 13.89 13.08% 1,839.5 0.80% 1.31% 1.02% 1.09% 158%
(0.74) 12.52 3.06% 1,682.9 0.81% 1.31% 1.02% 1.10% 147%
***
(0.60) 12.90 1.93% 1,706.5 0.76% 1.25% 0.81% 1.21% 107%
(0.66) 13.16 (2.80)% 849.1 0.58% 2.05% 0.76% 1.87% 63%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.28) 13.93 13.44% 369.4 0.53% 1.51% 0.75% 1.30% 158%
(0.78) 12.55 3.31% 179.0 0.49% 1.56% 0.71% 1.35% 147%
***
(0.64) 12.94 2.36% 108.3 0.41% 1.60% 0.46% 1.55% 107%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
213
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 15.24 $ 0.13 $ (0.86) $ (0.73) $ (0.18) $ (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Year Ended 10/31/2017 13.11 0.13 2.22 2.35 (0.13) (0.14)
Year Ended 10/31/2016 13.73 0.13 0.15 0.28 (0.09) (0.81)
Year Ended 10/31/2015 14.17 0.11 0.20 0.31 (0.15) (0.60)
Class S Shares
Period Ended 4/30/2020 (unaudited) 15.38 0.14 (0.86) (0.72) (0.21) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Year Ended 10/31/2017 13.23 0.15 2.25 2.40 (0.17) (0.14)
Year Ended 10/31/2016 13.86 0.14 0.18 0.32 (0.14) (0.81)
Year Ended 10/31/2015 14.29 0.16 0.21 0.37 (0.20) (0.60)
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 12.70 0.13 (0.27) (0.14) (0.12) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Year Ended 10/31/2017 11.78 0.21 0.80 1.01 (0.21) (0.10)
Year Ended 10/31/2016 11.88 0.20 0.21 0.41 (0.18) (0.33)
Year Ended 10/31/2015 12.19 0.18 (0.03) 0.15 (0.20) (0.26)
Class S Shares
Period Ended 4/30/2020 (unaudited) 12.74 0.14 (0.26) (0.12) (0.14) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Year Ended 10/31/2017 11.82 0.23 0.81 1.04 (0.24) (0.10)
Year Ended 10/31/2016 11.91 0.22 0.24 0.46 (0.22) (0.33)
Year Ended 10/31/2015 12.22 0.23 (0.04) 0.19 (0.24) (0.26)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for Moderately Aggressive Allocation Fund was 90% and Moderately Conservative Allocation Funds was 181%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
214
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.94) $ 13.57 (5.32)% $ 2,082.3 0.84% 1.82% 1.06% 1.59% 43%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.27) 15.19 18.21% 2,086.9 0.81% 0.91% 1.08% 0.64% 103%
(0.90) 13.11 2.36% 1,809.6 0.82% 1.01% 1.10% 0.73% 94%
***
(0.75) 13.73 2.34% 1,814.6 0.81% 0.81% 0.85% 0.76% 66%
(0.97) 13.69 (5.21)% 814.4 0.64% 1.99% 0.86% 1.77% 43%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.31) 15.32 18.48% 389.9 0.55% 1.07% 0.83% 0.79% 103%
(0.95) 13.23 2.66% 191.0 0.49% 1.28% 0.77% 1.00% 94%
***
(0.80) 13.86 2.75% 125.5 0.42% 1.19% 0.47% 1.14% 66%
(0.53) 12.03 (1.17)% 679.4 0.83% 2.08% 0.98% 1.93% 80%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.31) 12.48 8.70% 719.7 0.83% 1.70% 0.99% 1.54% 208%
(0.51) 11.78 3.65% 703.3 0.84% 1.69% 0.99% 1.54% 196%
***
(0.46) 11.88 1.32% 716.6 0.80% 1.54% 0.83% 1.52% 187%
(0.55) 12.07 (1.04)% 286.2 0.59% 2.31% 0.74% 2.16% 80%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.34) 12.52 8.97% 141.9 0.56% 1.93% 0.72% 1.77% 208%
(0.55) 11.82 4.05% 69.4 0.53% 1.95% 0.69% 1.80% 196%
***
(0.50) 11.91 1.66% 37.5 0.46% 1.87% 0.49% 1.84% 187%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
215
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
MONEY MARKET FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 1.00 $ 0.01 $ – $ 0.01 $ (0.01) $ –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Year Ended 10/31/2015 1.00 – – – – –
Class S Shares
Period Ended 4/30/2020 (unaudited) 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Year Ended 10/31/2015 1.00 – – – – –
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 11.47 0.15 (0.46) (0.31) (0.17) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Year Ended 10/31/2017 11.65 0.39 (0.26) 0.13 (0.39) –
Year Ended 10/31/2016 11.60 0.39 0.05 0.44 (0.39) –
Year Ended 10/31/2015 11.68 0.40 (0.08) 0.32 (0.40) –
Class S Shares
Period Ended 4/30/2020 (unaudited) 11.47 0.17 (0.47) (0.30) (0.18) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Year Ended 10/31/2017 11.65 0.41 (0.26) 0.15 (0.41) –
Year Ended 10/31/2016 11.60 0.41 0.06 0.47 (0.42) –
Year Ended 10/31/2015 11.68 0.43 (0.08) 0.35 (0.43) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
216
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.01) $ 1.00 0.51% $ 393.3 0.48% 1.02% 0.63% 0.87% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A
– 1.00 0.03% 325.1 0.80% 0.03% 0.80% 0.03% N/A
– 1.00 0.00% 381.3 0.41% 0.00% 0.85% (0.43)% N/A
– 1.00 0.00% 409.5 0.20% 0.00% 0.95% (0.75)% N/A
(0.01) 1.00 0.55% 376.8 0.40% 1.09% 0.50% 0.99% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
– 1.00 0.31% 78.1 0.53% 0.32% 0.53% 0.32% N/A
– 1.00 0.00% 56.6 0.44% 0.00% 0.53% (0.09)% N/A
– 1.00 0.00% 10.4 0.20% 0.00% 0.61% (0.41)% N/A
(0.17) 10.99 (2.76)% 1,178.8 0.74% 2.75% 0.74% 2.75% 16%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.39) 11.39 1.15% 1,382.3 0.74% 3.41% 0.74% 3.41% 18%
(0.39) 11.65 3.79% 1,471.0 0.74% 3.29% 0.74% 3.29% 10%
(0.40) 11.60 2.75% 1,463.5 0.74% 3.42% 0.74% 3.42% 8%
(0.18) 10.99 (2.66)% 292.7 0.54% 2.94% 0.54% 2.94% 16%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.41) 11.39 1.39% 213.9 0.50% 3.64% 0.50% 3.64% 18%
(0.42) 11.65 4.04% 193.0 0.49% 3.53% 0.49% 3.53% 10%
(0.43) 11.60 3.01% 108.5 0.48% 3.68% 0.48% 3.68% 8%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
217
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
OPPORTUNITY INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) $ 10.11 $ 0.17 $ (0.60) $ (0.43) $ (0.17) $ –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
Year Ended 10/31/2017 10.23 0.34 0.08 0.42 (0.34) –
Year Ended 10/31/2016 10.05 0.36 0.19 0.55 (0.37) –
Year Ended 10/31/2015 10.38 0.38 (0.33) 0.05 (0.38) –
Class S Shares
Period Ended 4/30/2020 (unaudited) 10.11 0.18 (0.60) (0.42) (0.18) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Year Ended 10/31/2017 10.23 0.36 0.08 0.44 (0.36) –
Year Ended 10/31/2016 10.05 0.39 0.18 0.57 (0.39) –
Year Ended 10/31/2015 10.38 0.40 (0.33) 0.07 (0.40) –
SMALL CAP GROWTH FUND
Class S Shares
Period Ended 4/30/2020 (unaudited) 10.87 (0.01) 0.15 0.14 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(c)
10.00 (0.06) 0.63 0.57 – –
SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/30/2020 (unaudited) 19.58 0.05 (2.67) (2.62) (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
Year Ended 10/31/2017 17.53 (0.02) 5.98 5.96 (0.03) (0.86)
Year Ended 10/31/2016 18.15 0.04 0.88 0.92 – (1.54)
Year Ended 10/31/2015 20.12 0.08 0.14 0.22 – (2.19)
Class S Shares
Period Ended 4/30/2020 (unaudited)
(d)
24.44 0.04 (3.36) (3.32) (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(d)
26.87 0.07 1.15 1.22 – (1.74)
Year Ended 10/31/2017 20.68 (0.01) 7.16 7.15 (0.10) (0.86)
Year Ended 10/31/2016 21.10 0.01 1.15 1.16 (0.04) (1.54)
Year Ended 10/31/2015 22.92 0.01 0.36 0.37 – (2.19)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
*
**
***
Since fund inception, February 28, 2018.
Per share amounts have been calculated using the average shares outstanding method.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the 10/31/2016
Portfolio Turnover Rate for Opportunity Income Plus Fund was 147%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
218
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.17) $ 9.51 (4.31)% $ 230.3 0.88% 3.40% 0.88% 3.40% 98%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%
(0.34) 10.31 4.16% 264.8 0.90% 3.29% 0.91% 3.28% 186%
(0.37) 10.23 5.60% 258.4 0.89% 3.65% 0.92% 3.62% 156%
***
(0.38) 10.05 0.47% 265.3 0.85% 3.70% 0.94% 3.61% 165%
(0.18) 9.51 (4.18)% 492.9 0.61% 3.68% 0.61% 3.68% 98%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.36) 10.31 4.40% 260.2 0.66% 3.53% 0.66% 3.53% 186%
(0.39) 10.23 5.84% 178.2 0.66% 3.88% 0.66% 3.88% 156%
***
(0.40) 10.05 0.69% 142.0 0.63% 3.92% 0.63% 3.92% 165%
(0.06) 10.95 1.24% 10.8 1.07% (0.50)% 2.92% (2.35)% 24%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(2.04) 14.92 (15.42)% 341.7 1.14% 0.39% 1.14% 0.39% 35%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%
(0.89) 22.60 34.84% 424.0 1.16% (0.07)% 1.16% (0.07)% 47%
(1.54) 17.53 5.72% 331.4 1.21% 0.23% 1.21% 0.23% 58%
(2.19) 18.15 1.32% 342.6 1.23% (0.01)% 1.23% (0.01)% 70%
(2.09) 19.03 (15.24)% 220.0 0.83% 0.71% 0.83% 0.71% 35%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(0.96) 26.87 35.34% 171.0 0.80% 0.30% 0.80% 0.30% 47%
(1.58) 20.68 6.12% 115.1 0.80% 0.64% 0.80% 0.64% 58%
(2.19) 21.10 1.86% 100.4 0.75% 0.47% 0.75% 0.47% 70%

219
Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each
Fund and navigating to “Related Documents” under Fund Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust no longer files Form N-Q and has begun filing Form N-PORT with the SEC.
Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments which were previously filed on Form N-Q. Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms
N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at ThriventFunds.com or SEC.gov where it is part of form
N-CSR.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk
(defined by the U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee is
comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the
Liquidity Program. At a meeting of the Board on March 3-4, 2020, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting
Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the

220
Additional Information
(unaudited)
LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund.
The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. The Report noted two material changes to the Liquidity Program during the Reporting Period: (1) to incorporate SEC staff guidance regarding extended foreign market holiday closures, and (2) to reflect the addition of a vendor for bank loan classification. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity
Program). The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM
Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.
Board Approval of Advisory Agreement and Subadvisory Agreements and Amended Advisory Agreement regarding New Funds
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or
“interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.
At its meeting on November 19-20, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory
Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”). The Board, including the Independent Trustees, also unanimously approved the subadvisory agreement (the
“Subadvisory Agreement”) for the Thrivent International Allocation Fund with Goldman Sachs Asset Management, L.P. (the
“Subadviser”).
At the Meeting, the Board, including the Independent Trustees, also considered and voted unanimously to approve an amendment to the Advisory Agreement (the “Amended Advisory Agreement”) between the Trust and the Adviser for the addition of Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund (each, a “New Fund”) for an initial term of two years.
The Adviser and Subadviser are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
The nature, extent, and quality of the services provided by the Advisory Organizations;
The performance of each Fund;
The advisory fee and net operating expense ratio of each Fund compared to a peer group;
The cost of services provided and profit realized by the Adviser;
The extent to which economies of scale may be realized as the Funds grow;
Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Trust; and
Any other factors that the Board deemed relevant to its consideration.

221
Additional Information
(unaudited)
With respect to the New Funds, the Board also considered many of the factors listed above to the extent such factor was applicable in the context of an approval of the Amended Advisory Agreement for the New Funds. Accordingly, the Board
considered:
The nature, extent and quality of services the Adviser proposes to provide to the New Funds;
The Adviser’s investment management personnel and their track record managing accounts with a similar strategy;
The proposed advisory fee and net operating expense ratio of the New Funds compared to a peer group;
The extent to which economies of scale may be realized as each New Fund grows;
Any other benefits anticipated to be derived by the Adviser or its affiliates from their relationships with the Trust with respect to the New Funds; and
Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 21 to November 19, 2019 to consider information relevant to the renewal process furnished by the Adviser and Subadviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included
Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the
Funds in comparison to peer groups of comparable funds; portfolio turnover percentages; 3-year standard deviation ratios;
brokerage costs; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.
The Board also received information from the Adviser from August 20 to November 19, 2019 with respect to the New Funds.
The Subadviser provided information to the Board in response to requests for information submitted on behalf of the
Independent Trustees to facilitate the Board’s evaluation of the terms of the Subadvisory Agreement. The Board also noted
that the Subadvisers’ responses were reviewed by individuals representing various functional areas of or supporting the
Adviser.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory and Subadvisory Agreements for the Funds
and the approval of the Amended Advisory Agreement for the New Funds. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent, administrator and, as for the Thrivent International Allocation Fund, the Subadviser.
During these meetings, management reported on the investment management, portfolio trading and compliance services

222
Additional Information
(unaudited)
provided to the Funds. During the renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and Subadviser overseeing investments for the Funds. The Board also considered similar information with respect to the services to be provided to the New Funds pursuant to the Amended Advisory Agreement.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser and Subadviser and the Adviser’s oversight of the Subadviser.
The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of the Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the International Allocation Fund and its use of the Subadviser,
including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment, and investment performance and compliance monitoring. The Board noted
that investment management staff of the Adviser and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Subadviser, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Board also noted that, as part of its oversight practice, the Adviser requires the Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires the Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the
Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Funds and discussed continued investments in these resources, noting, in particular, additional personnel to enhance its research function. The Adviser also discussed how it has continued to strengthen its compliance program.
The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and, for the Thrivent International Allocation Fund, by the Subadviser supported renewal of the Advisory Agreement and Subadvisory Agreements. The Board also concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the New Funds by the
Adviser supported the approval of the Amended Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that certain Funds did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Funds and funds included in their respective Lipper peer group. In such cases, the Adviser provided information regarding these Funds’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Funds. MPI assisted the Independent Trustees in connection with the evaluation of peer groups and customized benchmarks. Although the Board conducted its review on a Fund-by-Fund basis, it noted that
78% of the Funds (both Class A and Class S) ranked better than median in their respective Lipper peer group or established custom peer group for the three-year period ended June 30, 2019 (with five Funds being measured on the one-year period

223
Additional Information
(unaudited)
because they were new or repositioned Funds). The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to small and mid-
cap equity funds or accounts managed by the Adviser and the proposed portfolio managers. The Board concluded that the historical performance records, viewed together with the other relevant factors and information considered by the Board, supported a decision to approve the Amended Advisory Agreement. The Board also concluded that it was appropriate to consider the New Funds’ investment performance in connection with future reviews of the Amended Advisory Agreement.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ contractual advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Funds’ contractual advisory fees for its Class A shares was 28% and the average ranking of the Funds’
contractual advisory fees for its Class S shares was 34% (on a scale of 1-99%, with 1% being the lowest fee).
The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. The Board conducted its review on a Fund-by-Fund basis. The Board noted that only two Funds had total net expense ratios higher than their peer group medians and that those two Funds had total net expense ratios for Class A that were only 0.01% higher than their peer group medians. The Board viewed favorably the Adviser’s proposal to provide fee waivers and expense limitations for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses.
The Board reviewed information relating to the fee paid by the Adviser to the Subadviser and the difference between that fee and the fee paid by the Thrivent International Allocation Fund to the Adviser.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.
The Board considered the proposed advisory fees to be paid under the Amended Advisory Agreement and the anticipated net expense ratio and evaluated the reasonableness of those fees and expenses compared to peer group medians and averages.
The Board also considered the proposed breakpoint schedules in the advisory fee rates of the New Funds. In addition, the
Board received and considered estimates of the New Funds’ projected asset levels. Although the Board recognized that the
Adviser’s proposed advisory fees and anticipated net operating expenses of the New Funds and those of identified peer funds are imprecise, the Board found that the information supported its consideration and approval of the proposed advisory fees and evaluation of the anticipated net operating expenses.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
With respect to fees paid to Subadviser under the Subadvisory Agreement, the Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement had been negotiated on an arm’s-length basis between the Adviser and the Subadviser, and that the Subadviser’s separate profitability from its relationship with the Thrivent International Allocation Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

224
Additional Information
(unaudited)
With respect to the New Funds, the Board considered that the Adviser would bear all costs to launch the New Funds. The
Board considered the Adviser’s estimated profitability at various asset levels and noted that it would have opportunity to consider profitability information in connection with future reviews of the Amended Advisory Agreement.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
The New Funds had not commenced operations prior to the Meeting. As a result, no specific information was available concerning the asset growth and economies of scale. The Board considered estimated asset levels, corresponding estimated fees and expenses, and the extent to which economies of scale may be shared as assets grow. The Board concluded that it was appropriate to consider potential economies of scale in connection with future reviews of the Amended Advisory Agreement, and the Board was satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the
Adviser generated from commission dollars spent on the Funds’ portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that the Subadviser and its affiliates may receive because of their relationships with the Thrivent International Allocation Fund, including the potential increased ability to use affiliated brokers or soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to the Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the Thrivent International Allocation Fund.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement and the Subadvisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements. The Board, including the Independent Trustees voting separately, approved the Amended
Advisory Agreement with respect to the New Funds for an initial term of two years.

23459SAR R6-20
4321 North Ballard Road
Appleton, WI 54919-0001
The principal underwriter for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer and member of FINRA and SIPC and a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps saves money by reducing printing and postage costs.
If you purchased shares of Thrivent Mutual Funds through Thrivent:
If you wish to revoke householding , write to us at 4321 North Ballard Road, Appleton, WI 54919-0001, or call us at 800-
847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report, or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836.
These documents are also available by visiting thriventfunds.com.
If you purchased shares of Thrivent Mutual Funds from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for
Thrivent Mutual Funds, contact your financial professional. These documents are also available by visiting thriventfunds.com.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
1
Shares
Registered Investment Companies
( 43 .5% ) Value
Unaffiliated  (0.9%)
12,306 Health Care Select Sector SPDR
Fund $ 1,227,277
12,444 iShares Dow Jones US Home
Construction Index Fund 454,455
4,943 ProShares Ultra S&P 500
a
550,156
27,064 SPDR S&P 500 ETF Trust 7,861,551
7,059 SPDR S&P Biotech ETF
a
659,240
23,914 SPDR S&P Regional Banking ETF 911,841
2,206 VanEck Vectors Oil Services ETF
a,b
242,174
Total 11,906,694
Affiliated  (42.6%)
1,499,423 Thrivent Core Emerging Markets
Equity Fund 12,775,081
6,031,233 Thrivent Core International Equity
Fund 47,465,807
7,476,236 Thrivent Core Low Volatility Equity
Fund 81,042,399
1,627,130 Thrivent Global Stock Fund, Class S 34,543,972
1,450,416 Thrivent High Yield Fund, Class S 6,106,251
485,601 Thrivent Income Fund, Class S 4,652,061
12,775,335 Thrivent International Allocation
Fund, Class S 106,546,291
8,260,339 Thrivent Large Cap Growth Fund,
Class S 111,018,954
3,208,458 Thrivent Large Cap Value Fund,
Class S 61,217,385
581,368 Thrivent Limited Maturity Bond Fund,
Class S 7,168,266
2,969,214 Thrivent Mid Cap Stock Fund, Class S 67,638,690
1,493,352 Thrivent Small Cap Stock Fund,
Class S 28,418,483
Total 568,593,640
Total Registered Investment
Companies (cost $527,587,527) 580,500,334
Shares Common Stock ( 39 .6% ) Value
Communications Services (1.5%)
1,572 Activision Blizzard, Inc. 100,184
1,312 Alphabet, Inc., Class A
b
1,766,870
1,629 Alphabet, Inc., Class C
b
2,196,967
27,000 AMC Entertainment Holdings, Inc.
a
132,840
2,088 AMC Networks, Inc.
b
49,799
8,127 AT&T, Inc. 247,630
14,052 Auto Trader Group plc
c
80,890
637 Boingo Wireless, Inc.
b
8,880
930 Carsales.com, Ltd. 8,508
8,844 CenturyLink, Inc. 93,923
9,512 Cinemark Holdings, Inc. 135,831
58,933 Comcast Corporation 2,217,649
2,500 Consolidated Communications
Holdings, Inc.
b
15,675
3,310 Discovery, Inc., Class A
a,b
74,210
20,117 DISH Network Corporation
b
503,227
4,055 EchoStar Corporation
b
127,935
4,737 Facebook, Inc.
b
969,711
45,260 Gannett Company, Inc. 51,144
701 Hemisphere Media Group, Inc.
b
6,505
7,000 HKT Trust and HKT, Ltd. 11,296
5,455 Interpublic Group of Companies, Inc. 92,626
253 Ipsos SA 4,872
700 KDDI Corporation 20,275
Shares Common Stock ( 39 .6% ) Value
Communications Services (1.5%) - continued
7,595 Lions Gate Entertainment
Corporation, Class A
a,b
$ 54,228
6,031 Lions Gate Entertainment
Corporation, Class B
b
40,287
31,798 Live Nation Entertainment, Inc.
b
1,426,776
290 Madison Square Garden
Entertainment Corporation
b
23,983
7,087 Mediaset Espana Comunicacion SA
b
25,395
12,001 Meredith Corporation
a
177,975
991 News Corporation 10,128
1,000 NTT DOCOMO, Inc. 29,471
844 Orange SA 10,254
57,933 ORBCOMM, Inc.
b
152,943
83,130 QuinStreet, Inc.
b
844,601
612 Rightmove plc 3,827
5,862 RingCentral, Inc.
b
1,339,643
313 Roku, Inc.
b
37,945
1,232 Scholastic Corporation 35,814
3,229 Seven West Media, Ltd.
b
178
1,665 Sinclair Broadcast Group, Inc. 29,387
2,400 SoftBank Corporation 32,683
500 SoftBank Group Corporation 21,431
7,402 Take-Two Interactive Software, Inc.
b
896,012
45,649 Telecom Italia SPA
b
18,128
4,383 Telefonica SA 20,041
678 Telephone & Data Systems, Inc. 13,302
2,400 TV Asahi Holdings Corporation 35,627
20,042 Twitter, Inc.
b
574,805
2,579 Uber Technologies, Inc.
b
78,066
62,105 Verizon Communications, Inc. 3,567,932
12,546 ViacomCBS, Inc. 216,544
3,108 Vodafone Group plc 4,384
6,238 Walt Disney Company 674,640
568 Wolters Kluwer NV 41,779
15,272 Zillow Group, Inc.
b
664,943
Total 20,020,599
Consumer Discretionary (4.0%)
2,578 Abercrombie & Fitch Company 27,275
3,919 Adient plc
b
58,707
1,219 Amazon.com, Inc.
b
3,015,806
1,292 American Axle & Manufacturing
Holdings, Inc.
b
5,581
10,655 American Eagle Outfitters, Inc. 84,707
665 American Public Education, Inc.
b
17,137
100 AOKI Holdings, Inc. 608
200 Aoyama Trading Company, Ltd. 1,690
17,125 Aptiv plc 1,191,044
7,850 At Home Group, Inc.
b
18,447
400 Autobacs Seven Company, Ltd. 4,671
603 AutoZone, Inc.
b
615,253
4,689 Beazer Homes USA, Inc.
b
33,011
21,752 Bed Bath & Beyond, Inc. 134,645
507 Berkeley Group Holdings plc 26,614
2,514 Big Lots, Inc. 58,953
1,530 BJ's Restaurants, Inc. 33,446
360 Booking Holdings, Inc.
b
533,005
342 Boyd Gaming Corporation 5,708
200 Bridgestone Corporation 6,225
18,172 Bright Horizons Family Solutions,
Inc.
b
2,116,129
14,605 Burlington Stores, Inc.
b
2,668,187
1,652 Caleres, Inc. 13,398
2,272 Camping World Holdings, Inc. 20,153
849 Capri Holdings, Ltd.
b
12,947
5,704 Carnival Corporation 90,694

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
2
Shares Common Stock ( 39 .6% ) Value
Consumer Discretionary (4.0%) - continued
3,844 Century Casinos, Inc.
b
$ 17,433
1,178 Century Communities, Inc.
b
25,233
31,883 Chico's FAS, Inc. 47,825
2,071 Chipotle Mexican Grill, Inc.
b
1,819,477
400 Chiyoda Company, Ltd. 3,832
597 Churchill Downs, Inc. 59,831
4,400 Citizen Watch Company, Ltd. 15,529
77,274 Cooper-Standard Holdings, Inc.
b
992,971
859 Cracker Barrel Old Country Store, Inc. 83,667
56,593 Crocs, Inc.
b
1,372,380
3,842 Culp, Inc. 27,317
15,012 D.R. Horton, Inc. 708,867
4,393 Dana, Inc. 50,520
2,633 Dave & Buster's Entertainment, Inc. 38,547
2,800 Denso Corporation 98,425
66,143 Designer Brands, Inc. 420,008
2,473 Dick's Sporting Goods, Inc. 72,681
1,640 Dine Brands Global, Inc. 72,800
4,551 Domino's Pizza, Inc. 1,647,143
33,704 Duluth Holdings, Inc.
a,b
135,153
4,115 Eldorado Resorts, Inc.
a,b
88,226
7,571 Emerald Holding, Inc 17,262
3,300 Ethan Allen Interiors, Inc. 37,323
29,917 Etsy, Inc.
b
1,940,716
100 Exedy Corporation 1,611
4,378 Express, Inc.
b
9,062
4,417 Extended Stay America, Inc. 48,013
30,828 Five Below, Inc.
b
2,779,452
7,409 Foot Locker, Inc. 189,893
13,426 Fossil, Inc.
b
53,167
7,000 Galaxy Entertainment Group, Ltd. 45,021
14,745 GameStop Corporation
a,b
84,489
4,930 Gap, Inc. 40,032
8,122 Garrett Motion, Inc.
b
44,265
8,384 Genuine Parts Company 664,684
7,258 Goodyear Tire & Rubber Company 52,040
2,007 Grand Canyon Education, Inc.
b
172,642
137 Group 1 Automotive, Inc. 7,753
2,410 GrubHub, Inc.
b
115,174
2,257 Hertz Global Holdings, Inc.
b
9,118
6,380 Home Depot, Inc. 1,402,515
1,418 Hooker Furniture Corporation 21,256
980 Hovnanian Enterprises, Inc.
b
12,368
513 Industria de Diseno Textil SA 13,139
3,934 KB Home 103,228
10,671 Knoll, Inc. 124,424
1,034 Kohl's Corporation 19,088
4,990 L Brands, Inc. 59,331
5,544 Lear Corporation 541,372
22,623 Lowe's Companies, Inc. 2,369,759
4,310 Lululemon Athletica, Inc.
b
963,199
1,548 Lumber Liquidators Holdings, Inc.
b
10,913
12,063 Macy's, Inc. 70,689
290 Madison Square Garden Sports
Corporation
b
49,683
3,541 Marcus Corporation 51,486
358 Marriott Vacations Worldwide
Corporation 29,714
26,999 Mattel, Inc.
b
235,431
3,397 McDonald's Corporation 637,141
18,319 Michaels Companies, Inc.
b
55,690
3,289 Modine Manufacturing Company
b
15,228
3,165 Mohawk Industries, Inc.
b
277,634
5,259 Moneysupermarket.com Group plc 20,953
46,767 Movado Group, Inc. 482,168
874 Netflix, Inc.
b
366,949
Shares Common Stock ( 39 .6% ) Value
Consumer Discretionary (4.0%) - continued
464 Newell Brands, Inc. $ 6,440
1,700 NHK Spring Company, Ltd. 11,249
1,464 NIKE, Inc. 127,632
900 Nissan Motor Company, Ltd. 3,063
1,331 Norwegian Cruise Line Holdings,
Ltd.
b
21,828
752 NVR, Inc.
b
2,331,200
14,793 Office Depot, Inc. 32,840
25,271 Ollie's Bargain Outlet Holdings, Inc.
a,b
1,716,154
400 Onward Holdings Company, Ltd. 1,251
17,010 Oxford Industries, Inc.
a
713,059
7,145 Park Hotels & Resorts, Inc. 67,949
8,235 Party City Holdco, Inc.
b
6,246
17,749 Penn National Gaming, Inc.
b
316,287
49,458 Planet Fitness, Inc.
b
2,983,801
85,150 Playa Hotels and Resorts NV
b
210,321
300 PLENUS Company, Ltd. 4,914
524 PVH Corporation 25,797
14,626 Qurate Retail, Inc.
b
117,812
38,972 Red Rock Resorts, Inc. 427,133
3,287 Redrow plc 19,098
8,163 RH
a,b
1,173,676
500 Rinnai Corporation 37,873
8,129 Ruth's Hospitality Group, Inc. 91,492
4,944 Sally Beauty Holdings, Inc.
b
48,006
700 Sangetsu Company, Ltd. 10,418
400 SHIMAMURA Company, Ltd. 25,219
5,588 Signet Jewelers, Ltd. 56,215
5,976 Six Flags Entertainment Corporation 119,580
19,116 Skyline Corporation
b
376,776
300 Sony Corporation 19,306
14,900 Sony Corporation ADR 957,325
7,883 Standard Motor Products, Inc. 320,759
8,500 Sumitomo Electric Industries, Ltd. 87,452
200 Sumitomo Forestry Company, Ltd. 2,471
4,000 Sumitomo Rubber Industries, Ltd. 38,826
351 Super Retail Group, Ltd. 1,432
6,091 Tailored Brands, Inc. 10,111
100 Takara Standard Company, Ltd. 1,474
365 Tapestry, Inc. 5,431
11,686 Taylor Morrison Home Corporation
b
170,031
12,352 Taylor Wimpey plc 22,812
9,140 Tenneco, Inc.
b
47,437
50,979 Texas Roadhouse, Inc. 2,400,601
2,245 Thor Industries, Inc. 148,619
9,108 TJX Companies, Inc. 446,747
4,622 Toll Brothers, Inc. 111,020
600 Toyoda Gosei Company, Ltd. 11,175
6,138 Tri Pointe Homes, Inc.
b
70,464
13,721 Tupperware Brands Corporation 44,182
7,165 Ulta Beauty, Inc.
b
1,561,397
2,380 Urban Outfitters, Inc.
b
41,269
3,226 Vail Resorts, Inc. 551,646
3,281 Wendy's Company 65,161
124 Williams-Sonoma, Inc. 7,668
11,262 Wingstop, Inc. 1,320,695
4,644 Workhorse Group, Inc.
b
13,607
1,580 Wynn Resorts, Ltd. 135,137
33,813 Zumiez, Inc.
b
714,806
Total 53,249,371
Consumer Staples (1.3%)
387 Andersons, Inc. 6,567
719 Anheuser-Busch InBev NV 33,484
400 Arcs Company, Ltd. 7,505
6,149 B&G Foods, Inc. 119,414

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
3
Shares Common Stock ( 39 .6% ) Value
Consumer Staples (1.3%) - continued
120 Beyond Meat, Inc.
b
$ 11,879
7,228 BJ's Wholesale Club Holdings, Inc.
b
190,169
568 Carlsberg AS 71,655
16,706 Casey's General Stores, Inc. 2,529,455
1,886 Central Garden & Pet Company
b
62,125
22,161 Coca-Cola Company 1,016,968
10,463 Colgate-Palmolive Company 735,235
1,633 Costco Wholesale Corporation 494,799
142,195 Cott Corporation 1,458,921
2,952 Edgewell Personal Care Company
b
81,505
480 Energizer Holdings, Inc. 18,701
605 ForFarmers BV 4,031
142 Glanbia plc 1,511
35,706 Hain Celestial Group, Inc.
b
922,643
9,456 John B. Sanfilippo & Son, Inc. 776,621
100 Kao Corporation 7,712
400 Kewpie Corporation 7,943
4,735 Kimberly-Clark Corporation 655,703
2 Lindt & Spruengli AG 15,580
78 L'Oreal SA
b
22,678
100 Ministop Company, Ltd. 1,380
12,294 Monster Beverage Corporation
b
759,892
1,619 Nestle SA 171,468
6,333 PepsiCo, Inc. 837,792
2,441 Philip Morris International, Inc. 182,099
9,093 Procter & Gamble Company 1,071,792
150 Reckitt Benckiser Group plc 12,495
1,094 Seneca Foods Corporation
b
39,362
25,810 Simply Good Foods Company
b
486,518
2,383 Sprouts Farmers Markets, Inc.
b
49,519
800 Sugi Holdings Company, Ltd. 48,242
1,700 Sundrug Company, Ltd. 58,205
2,728 TreeHouse Foods, Inc.
b
141,119
81,442 Turning Point Brands, Inc. 1,897,599
715 Unilever NV 35,607
6,367 United Natural Foods, Inc.
b
67,745
3,012 Vector Group, Ltd. 32,228
23,505 Wal-Mart Stores, Inc. 2,857,033
Total 18,002,899
Energy (1.1%)
7,298 Abraxas Petroleum Corporation
b
2,297
38,861 Antero Midstream Corporation
a
184,590
670 Apache Corporation 8,764
50,890 Archrock, Inc. 244,781
37,474 BP plc ADR 891,881
62,655 Callon Petroleum Company
b
58,877
9,413 Centennial Resource Development,
Inc.
b
11,107
13,495 Chevron Corporation 1,241,540
19,333 Cimarex Energy Company 491,445
11,113 CNX Resources Corporation
b
117,798
9,711 Concho Resources, Inc. 550,808
10,160 ConocoPhillips 427,736
17,091 Continental Resources, Inc.
a
280,121
8,666 Core Laboratories NV 169,940
5,838 Devon Energy Corporation 72,800
8,748 Diamondback Energy, Inc. 380,888
1,913 Eni SPA 18,224
18,133 EnLink Midstream, LLC 40,255
26,167 Enterprise Products Partners, LP 459,492
5,174 EOG Resources, Inc. 245,817
21,459 EQT Corporation 313,087
15,778 Equitrans Midstream Corporation 132,220
46,951 Euronav NV 501,906
628 Evolution Petroleum Corporation 1,865
Shares Common Stock ( 39 .6% ) Value
Energy (1.1%) - continued
5,844 Exterran Corporation
b
$ 39,739
12,746 Exxon Mobil Corporation 592,307
8,648 Frank's International NV
b
21,015
66 Gaztransport Et Technigaz SA 4,785
19,832 Gran Tierra Energy, Inc.
b
6,731
40,585 Halliburton Company 426,142
9,270 Helmerich & Payne, Inc. 183,268
10,800 JXTG Holdings, Inc. 38,290
7,417 Liberty Oilfield Services, Inc. 35,008
86,857 Marathon Oil Corporation 531,565
22,672 Marathon Petroleum Corporation 727,318
1,090 Nabors Industries, Ltd.
b
16,056
19,330 NexTier Oilfield Solutions, Inc.
b
44,846
93,183 Nine Energy Service, Inc.
b
135,115
8,566 Oceaneering International, Inc.
b
44,029
2,148 Oil States International, Inc.
b
7,389
138 OMV AG 4,506
2,407 ONEOK, Inc. 72,041
18,203 Patterson-UTI Energy, Inc. 67,169
4,691 PBF Energy, Inc. 53,477
4,113 PDC Energy, Inc.
b
53,428
4,458 Peabody Energy Corporation 15,113
1,387 Penn Virginia Corporation
b
8,724
9,131 Pioneer Natural Resources Company 815,490
5,086 Plains GP Holdings, LP 46,740
2,579 ProPetro Holding Corporation
b
10,935
127,383 QEP Resources, Inc. 125,600
3,378 Royal Dutch Shell plc, Class A 55,616
5,458 Royal Dutch Shell plc, Class B 87,375
8,784 RPC, Inc. 29,953
5,293 Schlumberger, Ltd. 89,028
40,112 SEACOR Holdings, Inc.
b
1,133,565
3,580 SM Energy Company 14,499
34,853 Southwestern Energy Company
b
112,575
51,864 Talos Energy, Inc.
a,b
590,731
3,240 Targa Resources Corporation 41,990
533 TC Energy Corporation 24,530
442 Total SA 15,688
62,002 Transocean, Ltd.
a,b
79,362
154,189 WPX Energy, Inc.
b
945,179
Total 14,195,156
Financials (6.0%)
124 1st Source Corporation 4,306
3,093 AB Industrivarden
b
63,292
20,695 Aflac, Inc. 770,682
7,125 AG Mortgage Investment Trust, Inc. 22,729
2,200 AIA Group, Ltd. 20,191
44,734 Air Lease Corporation 1,169,794
1,104 Alleghany Corporation 589,216
801 Allianz SE 147,410
36,435 Ally Financial, Inc. 597,170
981 American Equity Investment Life
Holding Company 20,621
2,433 American Express Company 222,011
24,701 American Financial Group, Inc. 1,636,194
15,497 American International Group, Inc. 394,089
3,874 Ameriprise Financial, Inc. 445,278
18,618 Ameris Bancorp 473,456
1,479 Aon plc 255,379
1,000 Argo Group International Holdings,
Ltd. 35,360
431 ARMOUR Residential REIT, Inc. 3,810
8,951 Arthur J. Gallagher & Company 702,653
1,733 Artisan Partners Asset Management,
Inc. 51,019

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
4
Shares Common Stock ( 39 .6% ) Value
Financials (6.0%) - continued
11,129 Associated Banc-Corp $ 157,364
101,857 Assured Guaranty, Ltd. 3,028,209
638 Baloise Holding AG 95,456
8,069 Bank Leumi Le-Israel BM 43,477
132,902 Bank of America Corporation 3,196,293
1,490 Bank of Marin Bancorp 49,110
1,065 Bank of Montreal 54,147
32,893 Bank of N.T. Butterfield & Son, Ltd. 723,975
4,394 Bank of New York Mellon Corporation 164,951
4,051 Bank OZK 91,634
3,585 BankFinancial Corporation 29,648
3,680 BankUnited, Inc. 72,901
8,404 Banner Corporation 322,966
4,846 Berkshire Hathaway, Inc.
b
907,947
1,554 BlackRock, Inc. 780,170
960 BOK Financial Corporation 49,718
24,329 Boston Private Financial Holdings,
Inc. 184,900
80,233 Bridgewater Bancshares, Inc.
b
812,760
3,264 Brighthouse Financial, Inc.
b
83,917
41,731 BrightSphere Investment Group 309,227
1,454 Brown & Brown, Inc. 52,213
2,328 Byline Bancorp, Inc. 28,681
888 Cadence Bancorporation 5,879
21,730 Capital One Financial Corporation 1,407,235
9,712 Cboe Global Markets, Inc. 965,179
2,386 Charles Schwab Corporation 90,000
6,175 Chubb, Ltd. 666,962
6,659 CI Financial Corporation 70,754
4,202 Cincinnati Financial Corporation 276,492
8,938 CIT Group, Inc. 169,643
55,635 Citigroup, Inc. 2,701,636
19,547 Citizens Financial Group, Inc. 437,657
1,071 CME Group, Inc. 190,863
333 CNP Assurances
b
3,435
19,193 Cohen & Steers, Inc. 1,108,204
42,107 Colony Capital, Inc. 97,267
32,443 Comerica, Inc. 1,130,963
1,182 Commonwealth Bank of Australia 47,748
377 Community Bank System, Inc. 23,559
10,114 Community Trust Bancorp, Inc. 342,865
10,765 Cullen/Frost Bankers, Inc. 773,573
4,800 DBS Group Holdings, Ltd. 67,580
235 Deutsche Boerse AG 36,434
2,340 Deutsche Pfandbriefbank AG
c
17,199
281 Diamond Hill Investment Group, Inc. 30,786
7,765 Discover Financial Services 333,662
4,773 DnB ASA
a
57,791
3,745 East West Bancorp, Inc. 131,337
3,120 Ellington Residential Mortgage REIT 27,830
1,205 Encore Capital Group, Inc.
b
31,306
3,582 Enstar Group, Ltd.
b
518,029
1,774 Enterprise Financial Services
Corporation 54,533
15,473 Essent Group, Ltd. 422,722
1,152 Euronext NV
c
96,715
3,483 Evercore, Inc. 179,723
234,330 Everi Holdings, Inc.
b
1,159,933
1,477 FBL Financial Group, Inc. 57,721
673 Federal Agricultural Mortgage
Corporation 44,842
10,747 Fifth Third Bancorp 200,861
4,578 Financial Institutions, Inc. 88,584
3,437 First American Financial Corporation 158,514
740 First Bancshares, Inc. 14,741
11,299 First Busey Corporation 208,128
Shares Common Stock ( 39 .6% ) Value
Financials (6.0%) - continued
1,080 First Citizens BancShares, Inc. $ 412,560
14,540 First Defiance Financial Corporation 252,705
3,631 First Financial Corporation 128,973
55,269 First Interstate BancSystem, Inc. 1,868,092
360 First Mid-Illinois Bancshares, Inc. 9,612
4,790 First Midwest Bancorp, Inc. 70,796
445 First of Long Island Corporation 7,027
7,169 First Republic Bank 747,655
12,273 FlexiGroup, Ltd. 7,168
2,403 Glacier Bancorp, Inc. 91,506
2,389 Goldman Sachs Group, Inc. 438,190
8,250 Granite Point Mortgage Trust, Inc. 41,085
9,258 Great Southern Bancorp, Inc. 394,113
9,028 Great Western Bancorp, Inc. 169,726
21,990 Hamilton Lane, Inc. 1,426,051
2,193 Hancock Whitney Corporation 45,856
812 Hanmi Financial Corporation 9,801
3,948 Hanover Insurance Group, Inc. 396,300
28,874 Hartford Financial Services Group,
Inc. 1,096,923
38,091 Heartland Financial USA, Inc. 1,293,951
112,003 Heritage Commerce Corporation 994,587
810 Heritage Financial Corporation 16,240
6,484 Hometrust Bancshares, Inc. 99,659
7,299 Horizon Bancorp, Inc. 83,063
8,114 Houlihan Lokey, Inc. 481,809
3,546 HSBC Holdings plc 18,226
8,762 Independent Bank Corporation 128,714
28,307 Interactive Brokers Group, Inc. 1,160,587
1,978 International Bancshares
Corporation 57,342
18,880 Israel Discount Bank, Ltd. 61,253
12,775 J.P. Morgan Chase & Company 1,223,334
439 Janus Henderson Group plc 7,858
800 Japan Exchange Group, Inc. 14,880
1,300 Japan Post Bank Company, Ltd. 12,071
200 Japan Post Holdings Company, Ltd. 1,600
16,516 Kemper Corporation 1,110,205
96,666 KeyCorp 1,126,159
154 L E Lundbergforetagen AB
b
6,466
1,020 Ladder Capital Corporation 8,109
2,962 Lakeland Bancorp, Inc. 33,145
1,215 Laurentian Bank of Canada 27,138
3,960 Loews Corporation 137,254
6,432 M&T Bank Corporation 720,899
4,858 Manulife Financial Corporation 61,181
936 Markel Corporation
b
810,426
1,525 Marsh & McLennan Companies, Inc. 148,428
2,099 Mercantile Bank Corporation 49,536
13,124 Meridian Bancorp, Inc. 154,601
18,011 MetLife, Inc. 649,837
10,725 MidWestOne Financial Group, Inc. 223,831
2,700 Mitsubishi UFJ Financial Group, Inc. 10,908
412 Mizrahi Tefahot Bank, Ltd. 8,438
26,739 Morgan Stanley 1,054,319
135 Morningstar, Inc. 21,055
3,914 Mr. Cooper Group, Inc.
b
37,496
200 MS and AD Insurance Group
Holdings, Inc. 5,762
4,418 MSCI, Inc. 1,444,686
399 National Bank of Canada 16,092
91 National Western Life Group, Inc. 17,538
2,926 Natixis 6,908
855 NBT Bancorp, Inc. 28,326
4,171 New York Community Bancorp, Inc. 45,297
638 NMI Holdings, Inc.
b
8,626

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
5
Shares Common Stock ( 39 .6% ) Value
Financials (6.0%) - continued
8,559 Northern Trust Corporation $ 677,530
3,593 Northwest Bancshares, Inc. 38,122
1,725 OFG Bancorp 21,700
1,173 Old Republic International
Corporation 18,709
3,442 Old Second Bancorp, Inc. 28,328
306 Onex Corporation 14,105
3,057 PacWest Bancorp 61,874
370 Paragon Banking Group plc 1,549
318 Pargesa Holding SA 22,621
245 Park National Corporation 19,595
658 PCSB Financial Corporation 8,982
408 Peapack-Gladstone Financial
Corporation 7,699
1,448 Peoples Bancorp, Inc. 35,201
7,610 PNC Financial Services Group, Inc. 811,759
27,347 Popular, Inc. 1,055,321
1,267 Power Corporation of Canada 20,262
14,244 Primerica, Inc. 1,480,094
62,649 Prosight Global, Inc.
b
523,746
1,256 Provident Financial Services, Inc. 18,024
7,424 QCR Holdings, Inc. 228,511
34,400 Radian Group, Inc. 515,312
37,677 Raymond James Financial, Inc. 2,483,668
584 Ready Capital Corporation 3,895
9,121 Redwood Trust, Inc. 37,396
5,797 Reinsurance Group of America, Inc. 606,830
5,383 Renasant Corporation 141,196
689 Royal Bank of Canada 42,386
385 S&P Global, Inc. 112,759
1,120 Safety Insurance Group, Inc. 94,214
1,928 Sandy Spring Bancorp, Inc. 49,164
55,817 Santander Consumer USA Holdings,
Inc.
a
870,187
71,706 Seacoast Banking Corporation of
Florida
b
1,611,234
13,023 SEI Investments Company 663,652
9,844 Selective Insurance Group, Inc. 493,480
500 Senshu Ikeda Holdings, Inc. 780
900 Singapore Exchange, Ltd. 6,137
3,143 SLM Corporation 26,213
18,688 Spirit of Texas Bancshares, Inc.
b
214,725
319 Starwood Property Trust, Inc. 4,128
26,108 State Auto Financial Corporation 655,050
2,451 Sun Life Financial, Inc. 84,010
7,494 SVB Financial Group
b
1,447,616
261 Swiss Life Holding AG 92,557
87,285 Synovus Financial Corporation 1,833,858
7,754 T. Rowe Price Group, Inc. 896,595
238 TCF Financial Corporation 7,066
1,439 Territorial Bancorp, Inc. 36,162
9,708 TMX Group, Ltd. 841,041
500 Tokio Marine Holdings, Inc. 23,458
153 Topdanmark AS 6,176
4,269 Toronto-Dominion Bank 178,372
7,527 TPG RE Finance Trust, Inc. 57,883
2,939 TriCo Bancshares 88,523
30,681 Triumph Bancorp, Inc.
b
850,170
10,889 TrustCo Bank Corporation 68,601
26,285 U.S. Bancorp 959,402
232 UMB Financial Corporation 11,795
2,005 Umpqua Holdings Corporation 25,113
483 Univest Financial Corporation 8,549
84 Virtus Investment Partners, Inc. 6,827
512 Walker & Dunlop, Inc. 19,676
2,264 Washington Trust Bancorp, Inc. 79,263
Shares Common Stock ( 39 .6% ) Value
Financials (6.0%) - continued
15,161 Webster Financial Corporation $ 428,298
4,361 Wells Fargo & Company 126,687
3,563 WesBanco, Inc. 87,935
624 Westamerica Bancorporation 39,312
38,407 Western Alliance Bancorp 1,378,043
10,174 Western Asset Mortgage Capital
Corporation 31,031
155 Westwood Holdings Group, Inc. 3,570
18,427 Wintrust Financial Corporation 772,091
56,495 Zions Bancorporations NA 1,785,807
Total 80,556,813
Health Care (6.5%)
8,597 Abbott Laboratories 791,698
1,719 AbbVie, Inc. 141,302
1,912 Acadia Healthcare Company, Inc.
b
45,907
376 Acceleron Pharma, Inc.
b
34,039
5,798 ADMA Biologics, Inc.
b
17,104
2,773 Aduro Biotech, Inc.
b
7,667
14,714 Aerie Pharmaceuticals, Inc.
a,b
224,241
2,482 Agenus, Inc.
b
6,615
3,247 Agile Therapeutics, Inc.
b
7,874
9,960 Agilent Technologies, Inc. 763,534
21,177 Agios Pharmaceuticals, Inc.
b
871,222
1,675 Akebia Therapeutics, Inc.
b
13,567
5,480 Alexion Pharmaceuticals, Inc.
b
588,936
3,975 Align Technology, Inc.
b
854,029
2,872 Alkermes plc
b
39,375
3,304 AmerisourceBergen Corporation 296,237
4,265 Amgen, Inc. 1,020,273
3,042 AnaptysBio, Inc.
b
47,516
2,301 Anavex Life Sciences Corporation
b
7,961
5,299 Arena Pharmaceuticals, Inc.
b
259,492
1,852 Argenx SE ADR
b
271,299
742 Assembly Biosciences, Inc.
b
12,992
1,586 Atara Biotherapeutics, Inc.
b
13,148
660 Athenex, Inc.
b
5,900
73 Atrion Corporation 46,124
427 AVROBIO, Inc.
b
5,495
38,980 Axonics Modulation Technologies,
Inc.
a,b
1,255,546
358 Axsome Therapeutics, Inc.
b
34,021
23,095 Bausch Health Companies, Inc.
b
418,481
1,079 Becton, Dickinson and Company 272,480
3,415 Biogen, Inc.
b
1,013,674
13,742 Biohaven Pharmaceutical Holding
Company, Ltd.
a,b
647,248
1,287 Bio-Rad Laboratories, Inc.
b
566,409
12,588 Bio-Techne Corporation 2,832,300
1,249 Bluebird Bio, Inc.
b
67,296
244 Blueprint Medicines Corporation
b
14,355
598 Bruker Corporation 23,513
63,548 Catalent, Inc.
b
4,394,344
1,711 CEL-SCI Corporation
b
30,114
20,080 Centene Corporation
b
1,336,926
3,231 Charles River Laboratories
International, Inc.
b
467,429
521 Chemed Corporation 217,033
200 Chugai Pharmaceutical Company,
Ltd. 23,840
6,839 Cigna Holding Company 1,338,939
1,861 Clovis Oncology, Inc.
b
14,162
3,028 Community Health Systems, Inc.
b
9,175
8,634 CryoLife, Inc.
b
192,797
838 CSL, Ltd. 167,036
28,061 CVS Health Corporation 1,727,155

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
6
Shares Common Stock ( 39 .6% ) Value
Health Care (6.5%) - continued
1,470 CytomX Therapeutics, Inc.
b
$ 15,170
200 Daiichi Sankyo Company, Ltd. 13,748
1,859 Danaher Corporation 303,872
397 Deciphera Pharmaceuticals, Inc.
b
23,018
6,838 Dexcom, Inc.
b
2,292,098
4,239 Dynavax Technologies Corporation
b
18,016
3,578 Edwards Lifesciences Corporation
b
778,215
1,598 Encompass Health Corporation 105,868
4,921 Endo International plc
b
22,637
7,402 Gilead Sciences, Inc. 621,768
8,867 GlaxoSmithKline plc 184,988
419 Global Blood Therapeutics, Inc.
b
32,062
1,022 Grifols SA 34,878
36,492 Guardant Health, Inc.
a,b
2,808,424
65,230 Halozyme Therapeutics, Inc.
b
1,477,786
6,799 HCA Healthcare, Inc. 747,074
699 HealthStream, Inc.
b
15,955
5,300 Hill-Rom Holdings, Inc. 596,197
234 Humana, Inc. 89,346
13,716 iBio, Inc.
b
15,362
13,426 ImmunoGen, Inc.
b
54,778
1,076 Insmed, Inc.
b
24,748
17,241 Inspire Medical Systems, Inc.
b
1,235,490
4,508 Insulet Corporation
b
900,338
432 Intra-Cellular Therapies, Inc.
b
7,633
1,038 Intuitive Surgical, Inc.
b
530,293
977 Invitae Corporation
b
16,169
1,481 Iovance Biotherapeutics, Inc.
b
47,614
3,773 IQVIA Holding, Inc.
b
537,992
4,766 Jazz Pharmaceuticals, Inc.
b
525,452
28,047 Johnson & Johnson 4,208,172
3,352 Kadmon Holdings, Inc.
b
14,414
200 KYORIN Holdings, Inc. 4,156
1,847 Laboratory Corporation of America
Holdings
b
303,739
37,440 LHC Group, Inc.
b
4,866,826
4,433 Ligand Pharmaceuticals, Inc.
a,b
436,961
65 LNA Sante 2,883
100 M3, Inc. 3,609
1,577 MacroGenics, Inc.
b
11,354
29,669 Medtronic plc 2,896,584
33,408 Merck & Company, Inc. 2,650,591
974 Mersana Therapeutics, Inc.
b
8,795
2,205 Mesa Laboratories, Inc.
a
524,790
154 Mirati Therapeutics, Inc.
b
13,096
3,302 Molina Healthcare, Inc.
b
541,429
408 Momenta Pharmaceuticals, Inc.
b
12,934
1,712 Myovant Sciences, Ltd.
b
20,510
923 Myriad Genetics, Inc.
b
14,270
29,824 Natera, Inc.
b
1,104,681
4,051 National Healthcare Corporation 276,967
5,441 Nektar Therapeutics
b
104,467
13,524 Neurocrine Biosciences, Inc.
b
1,327,245
17,391 Nevro Corporation
b
2,045,877
3,119 Novartis AG 266,171
3,052 Novo Nordisk AS 194,687
803 Novo Nordisk AS ADR 50,854
200 Olympus Corporation
b
3,173
99,758 Optinose, Inc.
b
403,022
2,014 Orthifix Medical, Inc.
b
71,396
6,476 PerkinElmer, Inc. 586,272
36,192 Pfizer, Inc. 1,388,325
1,214 Portola Pharmaceuticals, Inc.
b
8,595
14,194 PRA Health Sciences, Inc.
b
1,369,721
1,395 Precision BioSciences, Inc.
b
9,598
1,260 Prothena Corporation plc
b
14,137
Shares Common Stock ( 39 .6% ) Value
Health Care (6.5%) - continued
1,219 Puma Biotechnology, Inc.
b
$ 12,251
1,429 Quest Diagnostics, Inc. 157,347
433 Reata Pharmaceuticals, Inc.
b
68,483
1,180 Recordati SPA 51,387
8,218 Repligen Corporation
b
954,521
3,868 ResMed, Inc. 600,778
4,552 Rite Aid Corporation
b
65,230
823 Roche Holding AG 285,003
2,993 Sage Therapeutics, Inc.
b
116,667
3,617 Sarepta Therapeutics, Inc.
a,b
426,372
10 Siegfried Holding AG
b
4,558
20,995 Silk Road Medical, Inc.
a,b
879,271
242 Sonova Holding AG 43,709
5,717 Spectrum Pharmaceuticals, Inc.
b
16,579
4,000 Stryker Corporation 745,720
554 Surmodics, Inc.
b
21,107
36,002 Syneos Health, Inc.
b
2,008,552
30,748 Tactile Systems Technology, Inc.
b
1,587,212
600 Takeda Pharmaceutical Company,
Ltd. 21,637
347 Teladoc Health, Inc.
b
57,113
7,359 Teleflex, Inc. 2,468,209
5,675 Tenet Healthcare Corporation
b
114,522
3,322 Thermo Fisher Scientific, Inc. 1,111,807
1,485 Tilray, Inc.
a,b
11,954
100 Tsumura & Company 2,766
1,003 U.S. Physical Therapy, Inc. 75,727
1,499 United Therapeutics Corporation
b
164,230
4,787 UnitedHealth Group, Inc. 1,400,054
5,405 Universal Health Services, Inc. 571,254
2,382 Varian Medical Systems, Inc.
b
272,453
18,065 Veeva Systems, Inc.
b
3,446,802
3,583 Vertex Pharmaceuticals, Inc.
b
900,050
2,420 Viking Therapeutics, Inc.
b
13,939
1,525 Waters Corporation
b
285,175
834 West Pharmaceutical Services, Inc. 157,843
55,467 Wright Medical Group NV
b
1,615,199
3,244 Zimmer Biomet Holdings, Inc. 388,307
16,822 Zoetis, Inc. 2,175,253
Total 86,594,151
Industrials (6.0%)
982 3M Company 149,185
15,166 A.O. Smith Corporation 642,735
944 Aalberts NV
b
26,583
2,482 AECOM
b
89,997
2,054 Aegion Corporation
b
32,967
19,626 Aerojet Rocketdyne Holdings, Inc.
b
807,414
55 Aeroports de Paris SA 5,369
37,095 AGCO Corporation 1,960,100
111,463 Altra Industrial Motion Corporation 3,110,932
5,999 American Airlines Group, Inc.
a
72,048
17,271 AMETEK, Inc. 1,448,519
38,680 Arcosa, Inc. 1,441,604
49,500 ASGN, Inc.
b
2,299,275
1,799 Assa Abloy AB 32,206
2,899 Atlas Air Worldwide Holdings, Inc.
b
95,232
2,453 Atlas Copco AB, Class A 84,541
968 Atlas Copco AB, Class B 29,942
2,884 Avis Budget Group, Inc.
b
47,528
13,227 AZZ, Inc. 415,196
820 Bloom Energy Corporation
b
6,289
2,631 Boeing Company 371,024
18,919 BWX Technologies, Inc. 1,003,842
636 Carlisle Companies, Inc. 76,931
38,786 Carrier Global Corporation
b
686,900

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
7
Shares Common Stock ( 39 .6% ) Value
Industrials (6.0%) - continued
14,210 Casella Waste Systems, Inc.
b
$ 659,060
3,770 Caterpillar, Inc. 438,753
18,412 CBIZ, Inc.
b
437,285
14,720 Chart Industries, Inc.
b
525,798
433 CIA De Distribucion Integral 7,729
222 Columbus McKinnon Corporation 6,012
9,995 Copart, Inc.
b
800,699
1,841 Cornerstone Building Brands, Inc.
b
9,813
1,915 CRA International, Inc. 80,679
12,727 Crane Company 692,985
7,155 CSW Industrials, Inc. 473,947
8,701 CSX Corporation 576,267
27,018 Curtiss-Wright Corporation 2,800,416
24,665 Delta Air Lines, Inc. 639,070
1,312 Douglas Dynamics, Inc. 48,492
17,349 EMCOR Group, Inc. 1,102,182
11,202 Emerson Electric Company 638,850
18,153 Encore Wire Corporation 831,044
5,380 Expeditors International of
Washington, Inc. 385,235
12,260 Fluor Corporation 143,442
10,607 Forrester Research, Inc.
b
331,999
4,349 FuelCell Energy, Inc.
b
8,785
67 Geberit AG 29,963
12,042 General Dynamics Corporation 1,572,926
4,715 Gorman-Rupp Company 139,092
400 GS Yuasa Corporation 5,684
5,692 GWA Group, Ltd. 10,217
500 Hanwa Company, Ltd. 7,943
3,410 Heico Corporation 298,716
27,125 Helios Technologies, Inc. 964,836
307 Herc Holdings, Inc.
b
8,667
600 Hino Motors, Ltd. 3,569
16,244 Honeywell International, Inc. 2,305,024
5,251 Hubbell, Inc. 653,382
4,887 Huntington Ingalls Industries, Inc. 935,421
1,032 ICF International, Inc. 75,893
18,931 IDEX Corporation 2,908,370
1,200 Inaba Denki Sangyo Company, Ltd. 25,387
6,789 Ingersoll - Rand, Inc.
b
197,424
1,601 Interface, Inc. 14,793
8,716 John Bean Technologies Corporation
a
668,866
29,937 Johnson Controls International plc 871,466
3,890 Kansas City Southern 507,840
2,593 KAR Auction Services, Inc. 38,843
1,600 Kinden Corporation 25,746
1,585 Koninklijke Philips NV 69,094
1,762 Legrand SA 118,789
32,200 Lincoln Electric Holdings, Inc.
a
2,592,422
1,309 Lockheed Martin Corporation 509,280
4,122 Manpower, Inc. 306,017
6,200 Marubeni Corporation 29,858
2,005 Masonite International Corporation
b
118,455
6,470 Mercury Systems, Inc.
b
576,865
110,317 Meritor, Inc.
b
2,261,499
3,600 Mitsubishi Corporation 76,349
500 Mitsuboshi Belting, Ltd. 6,846
5,900 Mitsui & Company, Ltd. 82,354
2,632 MSC Industrial Direct Company, Inc. 156,972
3,000 NAPCO Security Technologies, Inc.
b
60,120
2,215 National Express Group plc 7,622
1,700 Nitto Kogyo Corporation 28,639
905 Nobina AB
c
4,935
7,378 Nordson Corporation 1,187,194
413 Norfolk Southern Corporation 70,664
329 Northrop Grumman Corporation 108,790
Shares Common Stock ( 39 .6% ) Value
Industrials (6.0%) - continued
14,457 Old Dominion Freight Line, Inc.
b
$ 2,100,458
9,283 Otis Worldwide Corporation
b
472,598
2,723 PageGroup plc 12,895
9,515 Parker-Hannifin Corporation 1,504,512
98,170 Primoris Services Corporation 1,532,434
2,372 Quad/Graphics, Inc. 8,824
49,555 Raven Industries, Inc. 1,103,590
18,566 Raytheon Technologies Corporation 1,203,262
667 Redde Northgate plc 1,505
5,312 Regal-Beloit Corporation 377,205
5,731 RELX plc 129,301
860 Republic Services, Inc. 67,372
6,224 Resideo Technologies, Inc.
b
31,929
73,161 Ritchie Brothers Auctioneers, Inc. 3,152,507
3,579 Rockwell Automation, Inc. 678,149
4,831 Roper Industries, Inc. 1,647,516
4,030 Ryder System, Inc. 142,662
21,094 Saia, Inc.
b
1,951,617
1,300 Sandvik AB
b
19,998
1,217 Schneider Electric SE
b
112,466
1,997 Signify NV
c
40,652
5,548 Simpson Manufacturing Company,
Inc. 400,011
8,435 SiteOne Landscape Supply, Inc.
a,b
747,594
2,460 SKF AB 38,828
30,000 Sojitz Corporation 69,430
61,697 Southwest Airlines Company 1,928,031
659 SP Plus Corporation
b
13,898
268 Spirax-Sarco Engineering plc 29,330
2,284 Spirit Airlines, Inc.
b
34,306
662 SPX FLOW, Inc.
b
21,561
11,525 Standex International Corporation 574,406
3,400 Sumitomo Corporation 38,461
200 Taikisha, Ltd. 5,825
1,785 Teledyne Technologies, Inc.
b
581,321
1,211 Thermon Group Holdings, Inc.
b
18,504
500 Toppan Forms Company, Ltd. 4,393
491 Transcontinental, Inc. 4,448
13,912 Trex Company, Inc.
a,b
1,324,701
13,743 TriMas Corporation
b
327,633
500 Tsubakimoto Chain Company 11,711
1,409 UniFirst Corporation 236,923
1,188 Union Pacific Corporation 189,831
16,723 United Airlines Holdings, Inc.
a,b
494,666
21,588 United Rentals, Inc.
b
2,774,058
12,635 Valmont Industries, Inc. 1,481,327
11,948 Verisk Analytics, Inc. 1,826,013
392 Vinci SA 32,114
10,044 Waste Connections, Inc. 862,880
4,034 Watsco, Inc. 649,434
38,514 Willdan Group, Inc.
b
976,715
4,832 XPO Logistics, Inc.
b
322,488
300 Yuasa Trading Company, Ltd. 8,073
Total 79,538,099
Information Technology (8.7%)
5,297 Accenture plc 980,951
1,760 Adobe, Inc.
b
622,406
1,792 ADTRAN, Inc. 18,422
11,821 Advanced Energy Industries, Inc.
b
657,248
31,609 Advanced Micro Devices, Inc.
b
1,655,996
26,237 Agilysys, Inc.
b
513,983
19,344 Akamai Technologies, Inc.
b
1,890,102
11,574 Alliance Data Systems Corporation 579,510
8,446 Alteryx, Inc.
a,b
955,918
1,767 Amadeus IT Holding SA 84,344

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
8
Shares Common Stock ( 39 .6% ) Value
Information Technology (8.7%) - continued
2,859 American Software, Inc. $ 47,116
28,038 Amphenol Corporation 2,474,634
25,072 Anaplan, Inc.
b
1,024,442
5,006 ANSYS, Inc.
b
1,310,721
17,259 Apple, Inc. 5,070,694
39 ASM International NV 4,293
359 ASML Holding NV 104,859
6,712 Atlassian Corporation plc
b
1,043,649
6,450 Automatic Data Processing, Inc. 946,151
19,719 Avalara, Inc.
b
1,762,287
1,816 Avnet, Inc. 54,516
24,025 Bandwidth, Inc.
a,b
1,959,479
1,134 BE Semiconductor Industries NV
b
46,932
9,656 Benchmark Electronics, Inc. 199,493
33,121 Blackline, Inc.
b
2,011,770
754 Broadcom, Ltd. 204,801
3,915 Broadridge Financial Solutions, Inc. 454,140
442 CACI International, Inc.
b
110,562
700 Canon, Inc. 14,725
17,845 CDK Global, Inc. 700,952
2,925 CDW Corporation 324,090
209 CEVA, Inc.
b
6,552
2,337 CGI, Inc.
b
149,039
87,860 Change Healthcare, Inc.
b
1,022,690
50,496 Ciena Corporation
b
2,335,440
105,384 Cisco Systems, Inc. 4,466,174
16,471 Cognex Corporation 909,858
3,084 CommScope Holding Company, Inc.
b
33,955
25,180 Computer Services, Inc. 1,076,445
2,699 Computershare, Ltd. 21,235
20,913 Coupa Software, Inc.
b
3,682,570
1,461 Cree, Inc.
b
63,013
6,894 CTS Corporation 159,665
17,843 Descartes Systems Group, Inc.
b
750,833
193 Dialog Semiconductor plc
b
6,061
16,885 DocuSign, Inc.
b
1,768,704
45,470 Dolby Laboratories, Inc. 2,729,564
1,210 DSP Group, Inc.
b
20,873
23,079 Elastic NV
b
1,480,287
917 Endava plc ADR
b
40,137
424 EPAM Systems, Inc.
b
93,657
3,783 ePlus, Inc.
b
267,647
9,983 Euronet Worldwide, Inc.
b
916,040
32,699 Eventbrite, Inc.
b
298,215
3,847 ExlService Holdings, Inc.
b
237,475
585 eXp World Holdings, Inc.
b
5,370
2,909 F5 Networks, Inc.
b
405,107
325 Fair Isaac Corporation
b
114,706
19,879 Five9, Inc.
b
1,842,187
397 FLIR Systems, Inc. 17,230
600 Fuji Soft, Inc. 21,121
1,194 Gartner, Inc.
b
141,859
13,431 Global Payments, Inc. 2,229,815
19,023 Guidewire Software, Inc.
b
1,728,049
4,724 Halma plc 124,195
14,280 Health Catalyst, Inc.
a,b
380,848
300 Hoya Corporation 27,358
995 II-VI, Inc.
b
34,248
119 Infineon Technologies AG 2,212
6,365 Inphi Corporation
b
614,477
8,901 Intel Corporation 533,882
2,546 InterDigital, Inc. 147,082
1,936 International Business Machines
Corporation 243,084
2,499 Intuit, Inc. 674,255
1,329 Jack Henry & Associates, Inc. 217,358
Shares Common Stock ( 39 .6% ) Value
Information Technology (8.7%) - continued
4,051 Juniper Networks, Inc. $ 87,502
100 Keyence Corporation 35,701
4,227 KLA-Tencor Corporation 693,608
1,412 Kulicke and Soffa Industries, Inc. 33,846
4,605 Lam Research Corporation 1,175,564
62,971 Lattice Semiconductor Corporation
b
1,417,477
6,055 Littelfuse, Inc. 879,428
1,519 ManTech International Corporation 113,257
5,525 MasterCard, Inc. 1,519,209
8,086 Maxim Integrated Products, Inc. 444,568
12,842 Medallia, Inc.
b
275,846
8,941 Methode Electronics, Inc. 268,409
41,814 Microsoft Corporation 7,493,487
3,627 MicroStrategy, Inc.
b
458,199
14,807 MKS Instruments, Inc. 1,484,106
4,525 MoneyGram International, Inc.
b
7,512
27,178 Monolithic Power Systems, Inc. 5,433,154
4,342 MTS Systems Corporation 92,354
41,797 National Instruments Corporation 1,605,841
900 NEC Networks & System Integration
Corporation 38,729
264 NetApp, Inc. 11,555
9,571 Nice, Ltd. ADR
a,b
1,572,515
15,851 Nova Measuring Instruments, Ltd.
b
607,252
8,200 Novanta, Inc.
b
712,498
85,814 Nuance Communications, Inc.
b
1,733,443
1,248 NVIDIA Corporation 364,765
11,389 Oracle Corporation 603,275
100 Oracle Corporation Japan 10,295
8,461 Palo Alto Networks, Inc.
b
1,662,671
2,204 Paychex, Inc. 151,018
976 PayPal Holdings, Inc.
b
120,048
16,958 Plexus Corporation
b
1,063,097
1,262 Progress Software Corporation 51,628
7,653 Proofpoint, Inc.
b
931,600
16,210 Q2 Holdings, Inc.
a,b
1,292,261
3,640 QAD, Inc. 154,045
9,226 QUALCOMM, Inc. 725,809
6,065 Rogers Corporation
b
673,458
965 Rubicon Project, Inc.
b
6,919
300 Ryoyo Electro Corporation 6,736
97,866 SailPoint Technologies Holdings, Inc.
b
1,819,329
645 Salesforce.com, Inc.
b
104,458
992 Samsung Electronics Company, Ltd.
GDR 1,030,819
63 SAP SE 7,504
3,078 ScanSource, Inc.
b
79,782
8,599 ServiceNow, Inc.
b
3,022,892
1,626 Silicon Laboratories, Inc.
b
158,080
1,685 Square, Inc.
b
109,761
51,294 STMicroelectronics NV ADR
a
1,311,588
454 Sykes Enterprises, Inc.
b
12,998
11,162 Synopsys, Inc.
b
1,753,773
12,437 TE Connectivity, Ltd. 913,622
15,677 Teradyne, Inc. 980,440
20,298 Texas Instruments, Inc. 2,355,989
100 Tokyo Electron, Ltd. 21,298
4,585 Tyler Technologies, Inc.
b
1,470,364
600 Unisys Corporation
b
7,554
3,895 VeriSign, Inc.
b
815,964
34,888 Virtusa Corporation
b
1,151,304
4,174 Visa, Inc. 745,977
3,620 VMware, Inc.
a,b
476,102
5,670 WEX, Inc.
b
750,254
17 Wirecard AG 1,682

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
9
Shares Common Stock ( 39 .6% ) Value
Information Technology (8.7%) - continued
15,835 Zscaler, Inc.
a,b
$ 1,062,212
Total 116,046,189
Materials (1.5%)
4,825 AdvanSix, Inc.
b
58,768
1,500 Air Water, Inc. 20,223
335 Anglo American plc 5,958
3,370 AptarGroup, Inc. 360,860
1,062 Arcelor Mittal 11,600
1,190 Avery Dennison Corporation 131,364
101 Balchem Corporation 9,013
12,386 Ball Corporation 812,398
18,778 Boise Cascade Company 587,188
2,791 Cabot Corporation 94,587
6,493 Celanese Corporation 539,374
21,285 CF Industries Holdings, Inc. 585,338
12,903 Chemours Company
a
151,352
21,782 Coeur Mining, Inc.
b
91,702
980 Domtar Corporation 22,893
26,437 Eastman Chemical Company 1,599,703
3,442 Ecolab, Inc. 666,027
107,059 Element Solutions, Inc.
b
1,097,355
52 Eramet SA 1,638
2,022 Ferro Corporation
b
20,159
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,d
1
1,426 First Majestic Silver Corporation
b
11,508
3,498 Gold Road Resources, Ltd.
b
3,572
1,861 Granges AB 13,598
9,236 Hecla Mining Company 24,291
2,667 Hexpol AB
b
19,160
1,109 Hochschild Mining plc 1,935
3,085 IAMGOLD Corporation
b
10,828
2,928 Ingevity Corporation
b
152,022
6,521 Innospec, Inc. 472,903
245,828 Ivanhoe Mines, Ltd.
b
515,692
7,876 Kaiser Aluminum Corporation 568,883
203 Kirkland Lake Gold, Ltd. 8,392
961 Koninklijke DSM NV 117,782
4,754 Kraton Performance Polymers, Inc.
b
74,210
1,500 Kyoei Steel, Ltd. 19,061
200 Lintec Corporation 4,292
129,062 Louisiana-Pacific Corporation 2,581,240
181 MAG Silver Corporation
b
2,058
8,673 Martin Marietta Materials, Inc. 1,649,865
5,401 Materion Corporation 279,448
3,777 Minerals Technologies, Inc. 166,339
7,932 Myers Industries, Inc. 98,040
6,654 Neenah, Inc. 325,114
300 Nippon Light Metal Holdings
Company, Ltd. 472
5,300 Nippon Steel Corporation 44,592
491 Northern Star Resources, Ltd. 3,965
15,814 Nucor Corporation 651,379
4,603 Olin Corporation 61,450
675 Olympic Steel, Inc. 6,372
10,103 PPG Industries, Inc. 917,655
197 Quaker Chemical Corporation 29,968
2,700 Ramelius Resources, Ltd. 2,294
1,793 Reliance Steel & Aluminum Company 160,617
5,586 Resolute Mining, Ltd.
b
3,328
261 Rio Tinto, Ltd. 14,710
865 RPM International, Inc. 57,445
5,354 Ryerson Holding Corporation
b
24,735
3,896 Sandfire Resources, Ltd. 11,307
246 Schnitzer Steel Industries, Inc. 3,828
Shares Common Stock ( 39 .6% ) Value
Materials (1.5%) - continued
306 Sensient Technologies Corporation $ 14,624
827 Sherwin-Williams Company 443,578
1,377 St Barbara, Ltd. 2,266
38,750 Steel Dynamics, Inc. 940,463
3,800 Sumitomo Chemical Company, Ltd. 11,655
200 Taiyo Holdings Company, Ltd. 8,178
1,000 Toagosei Company, Ltd. 9,149
9,800 Toray Industries, Inc. 44,930
700 Ube Industries, Ltd. 11,739
13,524 UFP Technologies, Inc.
b
581,532
14,095 United States Lime & Minerals, Inc. 1,129,010
14,340 United States Steel Corporation
a
110,131
2,074 UPM-Kymmene Oyj 56,880
656 W. R. Grace & Company 30,983
1,441 Worthington Industries, Inc. 38,100
Total 19,415,069
Real Estate (2.2%)
29,046 Agree Realty Corporation 1,891,185
4,955 Alexandria Real Estate Equities, Inc. 778,381
883 Allied Properties REIT 28,267
932 Alstria Office REIT AG 13,970
41,700 American Campus Communities, Inc. 1,471,593
443 American Tower Corporation 105,434
8,139 Apartment Investment &
Management Company 306,596
529 Ares Commercial Real Estate
Corporation 4,100
4,985 Armada Hoffler Properties, Inc. 47,906
17,160 Ascendas REIT 35,886
2,200 Ascott Trust 1,384
16,724 Ashford Hospitality Trust, Inc. 13,752
2,403 AvalonBay Communities, Inc. 391,569
1,912 BBX Capital Corporation 4,053
71 Bluerock Residential Growth REIT,
Inc. 413
12,947 Camden Property Trust 1,140,242
1,369 Castellum AB 24,012
9,342 CBL & Associates Properties, Inc.
b
2,700
19,485 Cedar Realty Trust, Inc. 20,459
669 Choice Properties REIT 6,065
2,203 City Office REIT, Inc. 22,250
32 Cofinimmo SA 4,449
17,526 Colliers International Group, Inc. 963,930
2,165 Colony Credit Real Estate, Inc. 10,414
3,917 Columbia Property Trust, Inc. 55,974
1,321 Corepoint Lodging, Inc. 5,746
7,147 CoreSite Realty Corporation 866,145
3,444 CoStar Group, Inc.
b
2,232,607
36,995 Cousins Properties, Inc. 1,116,139
700 Daito Trust Construction Company,
Ltd. 66,560
14,658 DiamondRock Hospitality Company 91,319
4,286 Digital Realty Trust, Inc. 640,714
14,554 Diversified Healthcare Trust 45,263
12,239 Douglas Emmett, Inc. 373,167
22,064 Duke Realty Corporation 765,621
1,517 EastGroup Properties, Inc. 160,802
340 Entra ASA
a,c
4,281
4,053 EPR Properties 119,239
4,199 Equity Lifestyle Properties, Inc. 253,242
16,392 Equity Residential 1,066,464
30,235 Essential Properties Realty Trust, Inc. 444,152
1,716 Essex Property Trust, Inc. 418,876
1,747 Farmland Partners, Inc. 11,460
17,412 First Industrial Realty Trust, Inc. 657,651

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
10
Shares Common Stock ( 39 .6% ) Value
Real Estate (2.2%) - continued
6,824 FirstService Corporation $ 590,822
6,499 Four Corners Property Trust, Inc. 145,513
1,816 Franklin Street Properties
Corporation 9,879
3,514 Gaming and Leisure Properties, Inc. 99,235
697 Getty Realty Corporation 18,931
1,291 Granite REIT 58,987
4,047 Healthcare Realty Trust, Inc. 118,941
4,319 Healthcare Trust of America, Inc. 106,377
3,822 Hersha Hospitality Trust 19,989
62,221 Host Hotels & Resorts, Inc. 765,941
1,251 Hudson Pacific Properties, Inc. 30,750
3,000 Hysan Development Company, Ltd. 10,008
5,460 Industrial Logistics Properties Trust 102,047
1,962 Innovative Industrial Properties, Inc. 153,939
1,266 Investors Real Estate Trust 79,290
6,661 iSTAR Financial, Inc. 66,743
52 Japan Hotel REIT Investment
Corporation 17,259
3,099 Jones Lang LaSalle, Inc. 327,192
17,787 Kilroy Realty Corporation 1,107,419
7,481 Kite Realty Group Trust 76,531
234 Kungsleden AB 1,782
1,196 Lamar Advertising Company 68,949
3,140 Lexington Realty Trust 32,813
10,549 Macerich Company 78,801
4,400 Mapletree Commercial Trust 6,059
22,746 Medical Properties Trust, Inc. 389,866
495 National Health Investors, Inc. 27,255
9,327 National Retail Properties, Inc. 304,433
57,960 National Storage Affiliates Trust 1,650,701
11,389 New Residential Investment
Corporation 69,359
3,358 New Senior Investment Group, Inc. 11,115
1,603 Omega Healthcare Investors, Inc. 46,727
2,349 One Liberty Properties, Inc. 36,926
2,334 Pebblebrook Hotel Trust 27,635
7,568 Pennsylvania REIT 7,644
1,988 Physicians Realty Trust 30,655
1,112 Plymouth Industrial REIT, Inc. 15,579
1,504 PotlatchDeltic Corporation 52,805
4,482 Preferred Apartment Communities,
Inc. 33,212
1,020 PS Business Parks, Inc. 131,672
889 PSP Swiss Property AG 103,273
3,657 QTS Realty Trust, Inc. 228,672
1,763 Quebecor, Inc. 38,390
9,436 Retail Properties of America, Inc. 58,503
15,161 Rexford Industrial Realty, Inc. 617,356
486 RioCan REIT 5,551
225 RMR Group, Inc. 6,674
3,000 Road King Infrastructure, Ltd. 4,637
2,811 RPT Realty 19,171
641 Ryman Hospitality Properties 22,653
12,899 Sabra Health Care REIT, Inc. 165,365
5,987 SBA Communications Corporation 1,735,751
30,807 Service Properties Trust 213,493
3,705 Spirit Realty Capital, Inc. 113,966
1,052 STAG Industrial, Inc. 27,615
5,069 Store Capital Corporation 101,735
1,529 Summit Hotel Properties, Inc. 9,266
111,287 Sunstone Hotel Investors, Inc. 1,022,728
346 Swiss Prime Site AG 32,941
2,873 TAG Immobilien AG 62,930
3,280 Taubman Centers, Inc. 141,368
10,898 Terreno Realty Corporation 597,428
Shares Common Stock ( 39 .6% ) Value
Real Estate (2.2%) - continued
11,855 UDR, Inc. $ 444,207
1,993 UMH Properties, Inc. 25,889
14,060 Uniti Group, Inc. 99,264
82 Universal Health Realty Income Trust 8,771
958 Urstadt Biddle Properties, Inc. 13,996
20,886 Washington Prime Group, Inc. 17,958
7,800 Wing Tai Holdings, Ltd. 9,536
Total 29,563,300
Utilities (0.8%)
654 AGL Energy, Ltd. 7,178
1,492 ALLETE, Inc. 85,879
15,205 Alliant Energy Corporation 738,203
759 American States Water Company 60,242
2,253 Artesian Resources Corporation 77,796
3,343 Avista Corporation 143,883
2,068 Black Hills Corporation 128,092
1,140 California Water Service Group 51,209
661 Chesapeake Utilities Corporation 58,089
12,811 CMS Energy Corporation 731,380
2,120 Consolidated Water Company, Ltd. 31,842
2,698 DTE Energy Company 279,890
1,831 Enagas SA 42,739
10,006 Enel SPA 68,346
9,868 Entergy Corporation 942,493
1,345 Essential Utilities, Inc 56,208
45,027 Exelon Corporation 1,669,601
15,894 FirstEnergy Corporation 655,945
3,324 Hawaiian Electric Industries, Inc. 131,198
1,508 IDACORP, Inc. 138,404
878 MGE Energy, Inc. 56,771
335 Middlesex Water Company 20,200
1,366 National Fuel Gas Company 56,006
5,268 New Jersey Resources Corporation 177,953
452 NextEra Energy, Inc. 104,466
473 Northland Power, Inc. 10,150
2,232 Northwest Natural Holding Company 145,303
10,345 NorthWestern Corporation 596,803
5,576 OGE Energy Corporation 175,756
1,204 Otter Tail Corporation 53,434
22,642 PNM Resources, Inc. 916,775
13,568 Portland General Electric Company 634,847
3,084 PPL Corporation 78,395
5,236 Public Service Enterprise Group, Inc. 265,518
245 SJW Group 14,585
4,502 South Jersey Industries, Inc. 128,712
2,508 Southwest Gas Holdings, Inc. 190,106
10,033 Spire, Inc. 732,008
4,861 UGI Corporation 146,705
1,443 Unitil Corporation 72,597
134 Verbund AG 6,067
Total 10,681,774
Total Common Stock
(cost $508,080,042) 527,863,420
Principal
Amount Long-Term Fixed Income ( 5 .1% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 28,151
0.937%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
5,214

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
11
Principal
Amount Long-Term Fixed Income ( 5 .1% ) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
Sequoia Mortgage Trust
$ 52,791
3.641%,  9/20/2046, Ser.
2007-1, Class 4A1
e
$ 38,471
WaMu Mortgage Pass Through
Certificates
25,025
3.725%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
21,896
37,558
3.694%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
33,782
Total 99,363
Mortgage-Backed Securities (2.2%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,296,488 3.500%,  5/1/2034 1,371,044
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,292,865 3.000%,  3/25/2050 1,366,267
349,058 3.000%,  4/1/2050 368,876
617,608 3.500%,  7/1/2047 656,287
1,030,536 3.000%,  8/1/2047 1,090,831
Federal National Mortgage
Association
537,995 4.500%,  5/1/2048 581,483
844,749 3.500%,  10/1/2048 894,438
2,983,521 3.500%,  2/1/2049 3,150,136
936,130 3.500%,  8/1/2049 993,709
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,681,000 2.000%,  6/1/2034
f
4,821,064
3,480,000 2.500%,  6/1/2034
f
3,634,833
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,025,000 2.500%,  5/1/2050
f
3,149,899
2,019,905 4.000%,  7/1/2048 2,149,789
1,975,000 3.000%,  5/1/2049
f
2,084,859
9,000 3.000%,  6/1/2049
f
9,490
2,775,000 2.500%,  7/1/2049
f
2,884,871
Total 29,207,876
U.S. Government & Agencies (2.9%)
U.S. Treasury Bonds
1,490,000 2.250%,  11/15/2027 1,676,948
4,500,000 2.875%,  5/15/2028 5,309,473
190,000 5.250%,  11/15/2028 264,085
2,291,000 2.500%,  5/15/2046 2,907,959
U.S. Treasury Notes
600,000 2.750%,  11/30/2020 609,141
100,000 2.500%,  2/28/2021 101,937
1,240,000 1.125%,  8/31/2021 1,255,452
1,250,000 1.500%,  9/30/2021 1,273,291
410,000 2.000%,  11/30/2022 428,578
500,000 2.125%,  7/31/2024 537,637
1,210,000 2.250%,  11/15/2024 1,313,228
1,930,000 2.125%,  11/30/2024 2,085,682
540,000 2.625%,  1/31/2026 606,424
Principal
Amount Long-Term Fixed Income ( 5 .1% ) Value
U.S. Government & Agencies (2.9%) - continued
$ 17,570,000 2.500%,  2/28/2026 $ 19,631,043
Total 38,000,878
Total Long-Term Fixed Income
(cost $62,565,214) 67,308,117
Shares
Collateral Held for Securities Loaned
( 2 .0% ) Value
26,934,926 Thrivent Cash Management Trust 26,934,926
Total Collateral Held for Securities
Loaned
(cost $26,934,926) 26,934,926
Shares or
Principal
Amount Short-Term Investments ( 13 .0% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 0.900%, 5/7/2020
g,h
1,099,983
200,000 0.720%, 5/8/2020
g,h
199,996
9,400,000 1.045%, 5/12/2020
g,h
9,399,741
7,900,000 0.500%, 5/13/2020
g,h
7,899,763
3,100,000 0.461%, 5/19/2020
g,h
3,099,861
4,200,000 0.150%, 5/20/2020
g,h
4,199,801
300,000 0.000%, 5/28/2020
h
299,980
2,100,000 0.150%, 6/4/2020
g,h
2,099,802
10,600,000 0.172%, 6/9/2020
g,h
10,598,852
3,000,000 0.530%, 6/12/2020
g,h
2,999,650
5,900,000 0.150%, 6/23/2020
g,h
5,899,131
1,300,000 0.028%, 6/29/2020
g,h
1,299,787
1,700,000 0.005%, 7/7/2020
g,h
1,699,620
700,000 0.080%, 7/22/2020
g,h
699,809
1,900,000 0.180%, 8/4/2020
g,h
1,899,398
Thrivent Core Short-Term Reserve
Fund
11,998,191 1.450% 119,981,916
Total Short-Term Investments (cost
$173,253,449) 173,377,090
Total Investments (cost
$1,298,421,158) 103.2% $ 1,375,983,887
Other Assets and Liabilities, Net
(3.2%) (42,725,689)
Total Net Assets 100.0% $ 1,333,258,198

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
12
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $244,672 or 0.0% of total net assets.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of
April 30, 2020:
Securities Lending Transactions
Common Stock $ 25,530,491
Total lending $25,530,491
Gross amount payable upon return of
collateral for securities loaned $26,934,926
Net amounts due to counterparty $1,404,435
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
13
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 176,850
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 149,143
Big River Steel, LLC, Term Loan
336,375
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
290,964
Hexion, Inc., Term Loan
318,575
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b,c,d
302,847
Innophos Holdings, Inc., Term Loan
315,000
4.614%,  (LIBOR 1M +
3.750%), 2/7/2027
b
298,856
Momentive Performance Materials
USA, LLC, Term Loan
297,750
3.660%,  (LIBOR 1M +
3.250%), 5/15/2024
b
264,572
Nouryon USA, LLC, Term Loan
533,617
3.864%,  (LIBOR 1M +
3.000%), 10/1/2025
b
482,924
Pixelle Specialty Solutions, LLC, Term
Loan
626,222
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
537,298
Univar Solutions USA, Inc., Term
Loan
129,675
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
123,313
Total 2,449,917
Capital Goods (1.6%)
Advanced Disposal Services, Inc.,
Term Loan
302,324
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
298,209
Flex Acquisition Company, Inc. Term
Loan
728,996
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
678,695
GFL Environmental, Inc., Term Loan
821,140
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,c,d
805,538
Mauser Packaging Solutions Holding
Company, Term Loan
456,657
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
390,730
Natgasoline, LLC, Term Loan
385,125
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
346,612
Navistar, Inc., Term Loan
635,375
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
572,238
Reynolds Group Holdings, Inc., Term
Loan
99,741
3.154%,  (LIBOR 1M +
2.750%), 2/5/2023
b
94,900
TransDigm, Inc., Term Loan
1,117,200
2.654%,  (LIBOR 1M +
2.250%), 12/9/2025
b
975,282
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Capital Goods (1.6%) - continued
Vertiv Group Corporation, Term Loan
$ 1,060,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,e
$ 993,750
Total 5,155,954
Communications Services (3.7%)
Altice France SA, Term Loan
276,450
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
251,915
CenturyLink, Inc., Term Loan
1,615,950
2.654%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,525,053
CommScope, Inc., Term Loan
825,850
3.654%,  (LIBOR 1M +
3.250%), 4/4/2026
b
774,532
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,212,300
CSC Holdings, LLC, Term Loan
509,250
3.064%,  (LIBOR 1M +
2.250%), 7/17/2025
b
483,706
1,206,975
3.314%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,146,843
Diamond Sports Group, LLC, Term
Loan
880,925
3.820%,  (LIBOR 1M +
3.250%), 8/24/2026
b
714,835
Entercom Media Corporation, Term
Loan
388,732
2.904%,  (LIBOR 1M +
2.500%), 11/17/2024
b
342,182
Gray Television, Inc., Term Loan
160,000
0.000%,  (LIBOR 3M +
2.250%), 2/7/2024
b,c,d
151,434
HCP Acquisition, LLC, Term Loan
630,566
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
595,229
iHeartCommunications, Inc., Term
Loan
90,000
3.989%,  (LIBOR 1M +
3.000%), 5/1/2026
b,c,d
80,425
Mediacom Illinois, LLC, Term Loan
192,528
1.900%,  (LIBOR 1W +
1.750%), 2/15/2024
b
184,105
NEP Group, Inc., Term Loan
641,875
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b,e
513,500
SBA Senior Finance II, LLC, Term
Loan
432,798
2.160%,  (LIBOR 1M +
1.750%), 4/11/2025
b
417,108
Terrier Media Buyer, Inc., Term Loan
389,025
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b
360,821
T-Mobile USA, Inc., Term Loan
785,000
0.000%,  (LIBOR 1M +
3.000%), 4/1/2027
b,c,d
779,811
TNS, Inc., Term Loan
234,723
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
207,730

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
14
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Communications Services (3.7%) - continued
Virgin Media Bristol, LLC, Term Loan
$ 660,000
3.314%,  (LIBOR 1M +
2.500%), 1/31/2028
b
$ 623,205
WideOpenWest Finance, LLC, Term
Loan
787,750
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
729,409
Windstream Services, LLC, Term
Loan
397,055
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
220,366
Ziggo Financing Partnership, Term
Loan
695,000
3.314%,  (LIBOR 1M +
2.500%), 4/30/2028
b
647,219
Total 11,961,728
Consumer Cyclical (2.8%)
1011778 B.C., LLC, Term Loan
1,331,663
2.154%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,245,517
Boyd Gaming Corporation, Term Loan
161,761
2.387%,  (LIBOR 1W +
2.250%), 9/15/2023
b
149,731
Cengage Learning, Inc., Term Loan
630,973
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
479,540
Eldorado Resorts, Inc., Term Loan
89,323
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
84,243
Four Seasons Hotels, Ltd., Term Loan
473,977
2.404%,  (LIBOR 1M +
2.000%), 11/30/2023
b
437,936
Golden Entertainment, Inc., Term
Loan
839,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
684,233
Golden Nugget, LLC, Term Loan
1,062,029
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
847,372
IAA, Inc., Term Loan
198,337
2.688%,  (LIBOR 1M +
2.250%), 6/28/2026
b
186,933
LCPR Loan Financing, LLC, Term
Loan
1,010,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
987,275
Men's Warehouse, Inc., Term Loan
382,980
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
130,213
Mohegan Gaming and
Entertainment, Term Loan
721,128
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
493,973
Scientific Games International, Inc.,
Term Loan
1,638,970
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
1,350,790
Staples, Inc., Term Loan
223,312
5.516%,  (LIBOR 3M +
4.500%), 9/12/2024
b
180,140
719,837
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
571,068
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Consumer Cyclical (2.8%) - continued
Stars Group Holdings BV, Term Loan
$ 754,075
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,e
$ 748,419
Tenneco, Inc., Term Loan
572,750
3.404%,  (LIBOR 1M +
3.000%), 10/1/2025
b
443,165
Total 9,020,548
Consumer Non-Cyclical (2.8%)
Bausch Health Americas, Inc., Term
Loan
845,625
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
817,085
Change Healthcare Holdings, LLC,
Term Loan
380,000
0.000%,  (LIBOR 1M +
2.500%), 3/1/2024
b,c,d
365,275
Chobani, LLC, Term Loan
484,991
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
460,203
Elanco Animal Health, Inc., Term
Loan
345,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
332,494
Endo International plc, Term Loan
330,035
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
299,302
Energizer Holdings, Inc., Term Loan
178,695
3.250%,  (LIBOR 1M +
2.250%), 12/17/2025
b
174,526
Global Medical Response, Inc., Term
Loan
1,485,800
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,360,904
Grifols Worldwide Operations USA,
Inc., Term Loan
468,825
2.137%,  (LIBOR 1W +
2.000%), 11/15/2027
b
453,199
IQVIA, Inc., Term Loan
30,000
0.000%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
28,763
JBS USA LUX SA, Term Loan
781,055
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
751,281
Libbey Glass, Inc., Term Loan
238,445
3.864%,  (LIBOR 1M +
3.000%), 4/9/2021
b
111,261
Mallinckrodt International Finance
SA, Term Loan
322,254
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
223,389
McGraw-Hill, LLC, Term Loan
460,089
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
370,754
MPH Acquisition Holdings, LLC, Term
Loan
1,300,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,193,569
Ortho-Clinical Diagnostics SA, Term
Loan
1,202,737
4.266%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,065,926

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
15
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Consumer Non-Cyclical (2.8%) - continued
Plantronics, Inc., Term Loan
$ 499,201
2.991%,  (LIBOR 1M +
2.500%), 7/2/2025
b
$ 405,835
R.R. Donnelley & Sons Company,
Term Loan
89,322
5.404%,  (LIBOR 1M +
5.000%), 1/15/2024
b
78,156
Sotera Health Holdings, LLC, Term
Loan
415,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
397,778
US Foods, Inc., Term Loan
90,000
2.154%,  (LIBOR 1M +
1.750%), 6/27/2023
b,c,d
82,730
Total 8,972,430
Energy (0.7%)
BCP Raptor II, LLC, Term Loan
357,300
5.154%,  (LIBOR 1M +
4.750%), 11/3/2025
b
166,591
Buckeye Partners, LP, Term Loan
135,000
3.120%,  (LIBOR 1M +
2.750%), 11/1/2026
b,c,d
126,141
Calpine Corporation, Term Loan
482,340
2.660%,  (LIBOR 1M +
2.250%), 1/15/2024
b
465,207
CONSOL Energy, Inc., Term Loan
386,100
4.910%,  (LIBOR 1M +
4.500%), 9/28/2024
b
231,421
Fieldwood Energy, LLC, Term Loan
520,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
109,200
Radiate Holdco, LLC, Term Loan
1,280,310
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,222,491
Total 2,321,051
Financials (1.6%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
350,745
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
329,199
Delos Finance SARL, Term Loan
105,000
2.794%,  (LIBOR 3M +
1.750%), 10/6/2023
b,c,d
99,172
Digicel International Finance, Ltd.,
Term Loan
796,621
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
646,259
GGP Nimbus, LLC, Term Loan
891,425
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
657,747
INEOS U.S. Finance, LLC, Term Loan
90,000
0.000%,  (LIBOR 1M +
2.000%), 3/31/2024
b,c,d
84,802
Level 3 Financing, Inc., Term Loan
660,000
2.154%,  (LIBOR 1M +
1.750%), 3/1/2027
b
630,848
MoneyGram International, Inc., Term
Loan
362,954
6.862%,  (LIBOR 2M +
6.000%), 6/30/2023
b
259,171
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Financials (1.6%) - continued
NCR Corporation, Term Loan
$ 552,225
2.910%,  (LIBOR 1M +
2.500%), 8/28/2026
b,e
$ 519,092
Northriver Midstream Finance, LP,
Term Loan
537,273
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
430,968
Tronox Finance, LLC, Term Loan
1,148,391
3.587%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,074,469
Vericast Corporation, Term Loan
661,410
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
418,891
Total 5,150,618
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
665,927
4.260%,  (LIBOR 2M +
3.500%), 8/21/2026
b,c,d
576,860
Prime Security Services Borrower,
LLC, Term Loan
1,512,400
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,430,292
Rackspace Hosting, Inc., Term Loan
1,350,025
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
1,262,138
SS&C Technologies, Inc., Term Loan
221,244
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
212,419
157,873
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
151,575
Zayo Group Holdings, Inc., Term Loan
445,000
3.404%,  (LIBOR 1M +
3.000%), 3/9/2027
b
417,058
Total 4,050,342
Transportation (0.1%)
United Airlines, Inc., Term Loan
235,000
2.154%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d
205,773
Total 205,773
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
90,000
3.250%,  (LIBOR 1M +
2.250%), 9/24/2026
b,c,d
87,188
Core and Main, LP, Term Loan
394,875
3.988%,  (LIBOR 6M +
2.750%), 8/1/2024
b
370,566
EnergySolutions, LLC, Term Loan
294,750
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b
262,327

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
16
Principal
Amount Bank Loans ( 15 .5% )
a
Value
Utilities (0.3%) - continued
Talen Energy Supply, LLC, Term Loan
$ 258,700
4.154%,  (LIBOR 1M +
3.750%), 7/8/2026
b,e
$ 235,417
Total 955,498
Total Bank Loans
(cost $56,690,252) 50,243,859
Shares Common Stock ( 44 .9% ) Value
Communications Services (3.0%)
3,548 Activision Blizzard, Inc. 226,114
1,285 Alphabet, Inc., Class A
g
1,730,510
691 Alphabet, Inc., Class C
g
931,924
4,248 AT&T, Inc. 129,437
62,492 Auto Trader Group plc
h
359,734
4,474 Carsales.com, Ltd. 40,927
4,622 CenturyLink, Inc. 49,086
115 Charter Communications, Inc.
g
56,951
21,359 Comcast Corporation 803,739
1,179 Discovery, Inc., Class A
g,i
26,433
9,562 DISH Network Corporation
g
239,193
4,100 Facebook, Inc.
g
839,311
33,000 HKT Trust and HKT, Ltd. 53,253
1,290 Ipsos SA 24,840
3,100 KDDI Corporation 89,789
3,766 Live Nation Entertainment, Inc.
g
168,980
37,560 Mediaset Espana Comunicacion SA
g
134,589
2,491 Meredith Corporation
i
36,942
200 Nintendo Company, Ltd. 82,585
4,700 NTT DOCOMO, Inc. 138,515
3,802 Orange SA 46,191
12,058 QuinStreet, Inc.
g
122,509
3,113 Rightmove plc 19,464
171 Roku, Inc.
g
20,730
17,254 Seven West Media, Ltd.
g
949
11,200 SoftBank Corporation 152,521
2,200 SoftBank Group Corporation 94,298
205,678 Telecom Italia SPA
g
81,677
19,748 Telefonica SA 90,298
11,000 TV Asahi Holdings Corporation 163,291
10,071 Twitter, Inc.
g
288,836
6,100 Uber Technologies, Inc.
g
184,647
22,187 Verizon Communications, Inc. 1,274,643
4,056 ViacomCBS, Inc. 70,007
14,002 Vodafone Group plc 19,752
3,292 Walt Disney Company 356,030
2,500 Wolters Kluwer NV 183,884
6,522 Zillow Group, Inc.
g,i
283,968
Total 9,616,547
Consumer Discretionary (4.2%)
1,252 Amazon.com, Inc.
g
3,097,448
700 AOKI Holdings, Inc. 4,253
1,000 Aoyama Trading Company, Ltd. 8,448
6,229 Aptiv plc 433,227
1,600 Autobacs Seven Company, Ltd. 18,684
216 AutoZone, Inc.
g
220,389
2,280 Berkeley Group Holdings plc 119,684
192 Booking Holdings, Inc.
g
284,269
1,000 Bridgestone Corporation 31,127
884 Bright Horizons Family Solutions,
Inc.
g
102,942
1,422 Burlington Stores, Inc.
g
259,785
1,066 Century Casinos, Inc.
g
4,834
Shares Common Stock ( 44 .9% ) Value
Consumer Discretionary (4.2%) - continued
208 Chipotle Mexican Grill, Inc.
g
$ 182,738
1,800 Chiyoda Company, Ltd. 17,243
291 Churchill Downs, Inc. 29,164
19,900 Citizen Watch Company, Ltd. 70,234
5,543 Cooper-Standard Holdings, Inc.
g
71,227
8,226 Crocs, Inc.
g
199,480
5,362 D.R. Horton, Inc. 253,194
12,800 Denso Corporation 449,942
9,453 Designer Brands, Inc. 60,026
2,151 Eldorado Resorts, Inc.
g,i
46,117
909 Emerald Holding, Inc 2,072
6,803 Etsy, Inc.
g
441,311
400 Exedy Corporation 6,445
32,000 Galaxy Entertainment Group, Ltd. 205,808
1,593 Genuine Parts Company 126,293
4,786 Home Depot, Inc. 1,052,106
2,305 Industria de Diseno Textil SA 59,037
8,073 Lowe's Companies, Inc. 845,647
1,841 Lululemon Athletica, Inc.
g
411,427
1,795 McDonald's Corporation 336,670
1,122 Mohawk Industries, Inc.
g
98,422
23,507 Moneysupermarket.com Group plc 93,658
6,659 Movado Group, Inc. 68,654
457 Netflix, Inc.
g
191,871
7,500 NHK Spring Company, Ltd. 49,626
3,009 NIKE, Inc. 262,325
3,900 Nissan Motor Company, Ltd. 13,275
155 NVR, Inc.
g
480,500
1,900 Onward Holdings Company, Ltd. 5,944
200 Oriental Land Company, Ltd. 25,289
2,476 Oxford Industries, Inc. 103,794
2,919 Penn National Gaming, Inc.
g
52,017
2,638 Playa Hotels and Resorts NV
g
6,516
1,400 PLENUS Company, Ltd. 22,931
14,771 Redrow plc 85,824
3,497 RH
g,i
502,799
2,100 Rinnai Corporation 159,066
3,500 Sangetsu Company, Ltd. 52,091
1,700 SHIMAMURA Company, Ltd. 107,179
1,600 Sony Corporation 102,967
5,312 Sony Corporation ADR 341,296
39,400 Sumitomo Electric Industries, Ltd. 405,365
900 Sumitomo Forestry Company, Ltd. 11,119
18,200 Sumitomo Rubber Industries, Ltd. 176,659
1,863 Super Retail Group, Ltd. 7,601
500 Takara Standard Company, Ltd. 7,369
55,510 Taylor Wimpey plc 102,518
4,335 Texas Roadhouse, Inc. 204,135
4,844 TJX Companies, Inc. 237,598
2,900 Toyoda Gosei Company, Ltd. 54,013
864 Wynn Resorts, Ltd. 73,898
4,915 Zumiez, Inc.
g
103,903
Total 13,661,493
Consumer Staples (2.2%)
3,242 Anheuser-Busch InBev NV 150,981
2,000 Arcs Company, Ltd. 37,526
1,274 B&G Foods, Inc. 24,741
4,821 Bunge, Ltd. 191,249
2,557 Carlsberg AS 322,573
747 Casey's General Stores, Inc. 113,103
11,696 Coca-Cola Company 536,729
5,469 Colgate-Palmolive Company 384,307
863 Costco Wholesale Corporation 261,489
20,322 Cott Corporation 208,504
3,138 ForFarmers BV 20,908

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
17
Shares Common Stock ( 44 .9% ) Value
Consumer Staples (2.2%) - continued
719 Glanbia plc $ 7,652
14,277 Hain Celestial Group, Inc.
g
368,918
1,377 John B. Sanfilippo & Son, Inc. 113,093
600 Kao Corporation 46,270
1,700 Kewpie Corporation 33,759
1,697 Kimberly-Clark Corporation 235,001
10 Lindt & Spruengli AG 77,900
342 L'Oreal SA
g
99,434
700 Ministop Company, Ltd. 9,658
7,321 Nestle SA 775,367
3,343 PepsiCo, Inc. 442,245
3,261 Philip Morris International, Inc. 243,271
4,847 Procter & Gamble Company 571,316
676 Reckitt Benckiser Group plc 56,310
3,700 Sugi Holdings Company, Ltd. 223,117
7,800 Sundrug Company, Ltd. 267,060
6,262 Turning Point Brands, Inc. 145,905
3,240 Unilever NV 161,350
8,873 Wal-Mart Stores, Inc. 1,078,513
Total 7,208,249
Energy (1.7%)
13,389 BP plc ADR 318,658
5,110 Chevron Corporation 470,120
4,070 Cimarex Energy Company 103,459
2,262 Comstock Resources, Inc.
g,i
17,327
3,624 ConocoPhillips 152,570
1,844 Continental Resources, Inc.
i
30,223
4,964 Contura Energy, Inc.
g
18,962
4,132 Diamondback Energy, Inc. 179,907
16,575 Enbridge, Inc. 508,521
8,617 Eni SPA 82,089
35,944 Enterprise Products Partners, LP 631,177
2,745 EOG Resources, Inc. 130,415
6,837 Euronav NV 73,088
5,280 Exxon Mobil Corporation 245,362
345 Gaztransport Et Technigaz SA 25,012
17,366 Halliburton Company 182,343
2,041 Helmerich & Payne, Inc. 40,351
49,500 JXTG Holdings, Inc. 175,495
23,155 Marathon Oil Corporation 141,709
8,094 Marathon Petroleum Corporation 259,656
5,176 NexTier Oilfield Solutions, Inc.
g
12,008
7,394 Nine Energy Service, Inc.
g
10,721
622 OMV AG 20,310
1,316 ONEOK, Inc. 39,388
17,487 Pacific Drilling SA
g,i
11,206
3,469 Pioneer Natural Resources Company 309,816
15,169 Royal Dutch Shell plc, Class A 249,745
24,546 Royal Dutch Shell plc, Class B 392,946
2,901 Schlumberger, Ltd. 48,795
5,828 SEACOR Holdings, Inc.
g
164,699
4,191 Talos Energy, Inc.
g
47,735
2,427 TC Energy Corporation 111,695
1,989 Total SA 70,595
50,725 WPX Energy, Inc.
g
310,944
Total 5,587,047
Financials (7.0%)
13,825 AB Industrivarden
g
282,901
7,383 Aflac, Inc. 274,943
9,600 AIA Group, Ltd. 88,107
6,511 Air Lease Corporation 170,263
3,620 Allianz SE 666,196
15,503 Ally Financial, Inc. 254,094
Shares Common Stock ( 44 .9% ) Value
Financials (7.0%) - continued
2,849 American Express Company $ 259,971
2,429 American Financial Group, Inc. 160,897
5,542 American International Group, Inc. 140,933
489 Ameriprise Financial, Inc. 56,206
781 Aon plc 134,855
664 Ares Capital Corporation 8,526
21,944 Assured Guaranty, Ltd. 652,395
2,876 Baloise Holding AG 430,300
36,380 Bank Leumi Le-Israel BM 196,019
54,233 Bank of America Corporation 1,304,304
276 Bank of Marin Bancorp 9,097
4,846 Bank of Montreal
i
246,382
4,701 Bank of N.T. Butterfield & Son, Ltd. 103,469
2,402 Bank of New York Mellon Corporation 90,171
2,558 Berkshire Hathaway, Inc.
g
479,267
823 BlackRock, Inc. 413,179
1,990 Blackstone Mortgage Trust, Inc. 46,825
11,680 Bridgewater Bancshares, Inc.
g
118,318
7,775 Capital One Financial Corporation 503,509
5,417 Charles Schwab Corporation 204,329
2,215 Chubb, Ltd. 239,242
30,002 CI Financial Corporation 318,783
20,820 Citigroup, Inc. 1,011,019
1,910 Citizens Financial Group, Inc. 42,765
566 CME Group, Inc. 100,867
1,620 CNP Assurances
g
16,713
2,794 Cohen & Steers, Inc. 161,326
8,268 Comerica, Inc. 288,222
5,354 Commonwealth Bank of Australia 216,282
1,011 Community Trust Bancorp, Inc. 34,273
991 Cullen/Frost Bankers, Inc. 71,213
21,600 DBS Group Holdings, Ltd. 304,109
1,064 Deutsche Boerse AG 164,962
10,543 Deutsche Pfandbriefbank AG
h
77,493
21,630 DnB ASA
i
261,894
1,831 Ellington Residential Mortgage REIT 16,332
522 Enstar Group, Ltd.
g
75,492
5,192 Euronext NV
h
435,891
507 Evercore, Inc. 26,161
16,680 Everi Holdings, Inc.
g
82,566
282 FBL Financial Group, Inc. 11,021
333 Financial Institutions, Inc. 6,444
2,085 First Busey Corporation 38,406
7,227 First Interstate BancSystem, Inc. 244,273
213 First Mid-Illinois Bancshares, Inc. 5,687
52,842 FlexiGroup, Ltd. 30,863
349 Glacier Bancorp, Inc. 13,290
917 Goldman Sachs Group, Inc. 168,196
1,353 Great Southern Bancorp, Inc. 57,597
1,049 Hamilton Lane, Inc.
i
68,028
10,990 Hartford Financial Services Group,
Inc. 417,510
5,545 Heartland Financial USA, Inc. 188,364
15,127 Heritage Commerce Corporation 134,328
862 Hometrust Bancshares, Inc. 13,249
1,052 Houlihan Lokey, Inc. 62,468
16,134 HSBC Holdings plc 82,928
389 Independent Bank Corporation 5,714
4,634 Interactive Brokers Group, Inc. 189,994
85,124 Israel Discount Bank, Ltd. 276,169
5,384 J.P. Morgan Chase & Company 515,572
3,600 Japan Exchange Group, Inc. 66,962
6,000 Japan Post Bank Company, Ltd. 55,711
1,000 Japan Post Holdings Company, Ltd. 7,999
4,144 Kemper Corporation 278,560
38,766 KeyCorp 451,624

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
18
Shares Common Stock ( 44 .9% ) Value
Financials (7.0%) - continued
810 L E Lundbergforetagen AB
g
$ 34,009
582 Lakeland Bancorp, Inc. 6,513
5,475 Laurentian Bank of Canada 122,287
994 M&T Bank Corporation 111,407
22,014 Manulife Financial Corporation 277,241
399 Markel Corporation
g
345,470
840 Marsh & McLennan Companies, Inc. 81,757
6,732 Meridian Bancorp, Inc. 79,303
6,424 MetLife, Inc. 231,778
2,618 MidWestOne Financial Group, Inc. 54,638
12,200 Mitsubishi UFJ Financial Group, Inc. 49,288
2,006 Mizrahi Tefahot Bank, Ltd. 41,085
9,554 Morgan Stanley 376,714
800 MS and AD Insurance Group
Holdings, Inc. 23,048
1,799 National Bank of Canada 72,557
13,183 Natixis 31,122
1,255 New York Community Bancorp, Inc. 13,629
1,794 Northern Trust Corporation 142,013
1,381 Onex Corporation 63,655
1,981 Paragon Banking Group plc 8,294
1,439 Pargesa Holding SA 102,365
96 PCSB Financial Corporation 1,310
239 Peapack-Gladstone Financial
Corporation 4,510
2,720 PNC Financial Services Group, Inc. 290,142
4,004 Popular, Inc. 154,514
5,708 Power Corporation of Canada 91,282
2,073 Primerica, Inc. 215,405
6,459 Prosight Global, Inc.
g
53,997
193 QCR Holdings, Inc. 5,940
12,322 Radian Group, Inc. 184,584
4,161 Raymond James Financial, Inc. 274,293
3,061 Royal Bank of Canada 188,307
872 S&P Global, Inc. 255,391
6,038 Santander Consumer USA Holdings,
Inc. 94,132
7,291 Seacoast Banking Corporation of
Florida
g
163,829
1,336 Selective Insurance Group, Inc. 66,974
2,300 Senshu Ikeda Holdings, Inc. 3,590
5,000 Singapore Exchange, Ltd. 34,095
3,801 State Auto Financial Corporation 95,367
11,042 Sun Life Financial, Inc. 378,472
481 SVB Financial Group
g
92,915
1,177 Swiss Life Holding AG 417,392
9,557 Synovus Financial Corporation 200,793
1,880 T. Rowe Price Group, Inc. 217,384
2,100 Tokio Marine Holdings, Inc. 98,523
734 Topdanmark AS 29,630
19,169 Toronto-Dominion Bank 800,940
4,466 Triumph Bancorp, Inc.
g
123,753
9,386 U.S. Bancorp 342,589
196 Washington Trust Bancorp, Inc. 6,862
3,158 Wells Fargo & Company 91,740
9,253 Western Alliance Bancorp 331,998
16,731 Zions Bancorporations NA 528,867
Total 22,739,711
Health Care (6.9%)
4,537 Abbott Laboratories 417,812
939 AbbVie, Inc. 77,186
1,983 Alexion Pharmaceuticals, Inc.
g
213,113
1,703 Align Technology, Inc.
g
365,890
2,373 Amgen, Inc. 567,669
675 Anthem, Inc. 189,493
Shares Common Stock ( 44 .9% ) Value
Health Care (6.9%) - continued
9,863 Bausch Health Companies, Inc.
g
$ 178,718
570 Becton, Dickinson and Company 143,942
1,243 Biogen, Inc.
g
368,960
4,055 Catalent, Inc.
g
280,403
894 CEL-SCI Corporation
g
15,734
7,179 Centene Corporation
g
477,978
1,000 Chugai Pharmaceutical Company,
Ltd. 119,202
2,436 Cigna Holding Company 476,920
3,777 CSL, Ltd. 752,858
10,016 CVS Health Corporation 616,485
900 Daiichi Sankyo Company, Ltd. 61,867
3,828 Danaher Corporation 625,725
2,495 Edwards Lifesciences Corporation
g
542,662
2,996 Gilead Sciences, Inc. 251,664
39,951 GlaxoSmithKline plc 833,477
4,618 Grifols SA 157,599
5,895 Halozyme Therapeutics, Inc.
g
133,551
2,632 HCA Healthcare, Inc. 289,204
538 Humana, Inc. 205,419
7,169 iBio, Inc.
g
8,029
353 Illumina, Inc.
g
112,618
992 Intuitive Surgical, Inc.
g
506,793
1,991 IQVIA Holding, Inc.
g
283,897
2,036 Jazz Pharmaceuticals, Inc.
g
224,469
11,797 Johnson & Johnson 1,770,022
900 KYORIN Holdings, Inc. 18,703
284 Laboratory Corporation of America
Holdings
g
46,704
1,719 LHC Group, Inc.
g
223,453
336 LNA Sante 14,904
400 M3, Inc. 14,438
12,040 Medtronic plc 1,175,465
12,385 Merck & Company, Inc. 982,626
950 Neurocrine Biosciences, Inc.
g
93,233
14,054 Novartis AG 1,199,347
13,704 Novo Nordisk AS 874,179
1,831 Novo Nordisk AS ADR 115,957
900 Olympus Corporation
g
14,280
7,333 Optinose, Inc.
g
29,625
926 PerkinElmer, Inc. 83,831
14,604 Pfizer, Inc. 560,209
5,304 Recordati SPA 230,978
3,730 Roche Holding AG 1,291,689
48 Siegfried Holding AG
g
21,879
1,092 Sonova Holding AG 197,230
2,679 Stryker Corporation 499,446
5,146 Syneos Health, Inc.
g
287,095
1,127 Tactile Systems Technology, Inc.
g
58,176
3,000 Takeda Pharmaceutical Company,
Ltd. 108,184
182 Teladoc Health, Inc.
g
29,955
2,370 Thermo Fisher Scientific, Inc. 793,192
400 Tsumura & Company 11,065
2,502 UnitedHealth Group, Inc. 731,760
2,308 Universal Health Services, Inc. 243,932
588 Veeva Systems, Inc.
g
112,190
1,216 Vertex Pharmaceuticals, Inc.
g
305,459
7,130 Wright Medical Group NV
g
207,626
1,129 Zimmer Biomet Holdings, Inc. 135,141
2,891 Zoetis, Inc. 373,835
Total 22,355,145
Industrials (5.6%)
537 3M Company 81,581
4,221 Aalberts NV
g
118,863

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
19
Shares Common Stock ( 44 .9% ) Value
Industrials (5.6%) - continued
248 Aeroports de Paris SA $ 24,209
8,210 AGCO Corporation 433,816
18,556 Altra Industrial Motion Corporation 517,898
5,476 AMETEK, Inc. 459,272
5,528 Arcosa, Inc. 206,029
4,697 ASGN, Inc.
g
218,176
8,071 Assa Abloy AB 144,487
11,052 Atlas Copco AB, Class A 380,901
4,371 Atlas Copco AB, Class B 135,203
1,018 Boeing Company 143,558
14,225 Carrier Global Corporation
g
251,925
1,971 Caterpillar, Inc. 229,385
2,203 CIA De Distribucion Integral 39,324
510 CSW Industrials, Inc. 33,782
3,100 CSX Corporation 205,313
3,876 Curtiss-Wright Corporation 401,747
8,812 Delta Air Lines, Inc. 228,319
1,630 EMCOR Group, Inc. 103,554
5,768 Emerson Electric Company 328,949
2,643 Encore Wire Corporation 120,997
301 Geberit AG 134,608
5,126 General Dynamics Corporation 669,558
260 Gorman-Rupp Company 7,670
1,700 GS Yuasa Corporation 24,158
26,602 GWA Group, Ltd. 47,750
2,300 Hanwa Company, Ltd. 36,538
1,461 Heico Corporation 127,984
3,951 Helios Technologies, Inc. 140,537
2,600 Hino Motors, Ltd. 15,467
8,145 Honeywell International, Inc. 1,155,776
2,095 Huntington Ingalls Industries, Inc. 401,004
1,989 IDEX Corporation 305,570
5,600 Inaba Denki Sangyo Company, Ltd. 118,472
2,419 Ingersoll - Rand, Inc.
g,i
70,345
10,715 Johnson Controls International plc 311,914
1,390 Kansas City Southern 181,465
7,200 Kinden Corporation 115,856
7,146 Koninklijke Philips NV 311,513
7,917 Legrand SA 533,740
2,313 Lincoln Electric Holdings, Inc.
i
186,220
1,195 Lockheed Martin Corporation 464,927
28,300 Marubeni Corporation 136,288
9,495 Meritor, Inc.
g
194,648
16,400 Mitsubishi Corporation 347,811
2,200 Mitsuboshi Belting, Ltd. 30,123
26,900 Mitsui & Company, Ltd. 375,479
437 NAPCO Security Technologies, Inc.
g
8,757
10,337 National Express Group plc 35,571
7,600 Nitto Kogyo Corporation 128,035
4,827 Nobina AB
h
26,322
929 Norfolk Southern Corporation 158,952
181 Northrop Grumman Corporation 59,851
2,160 Old Dominion Freight Line, Inc.
g
313,826
3,477 Otis Worldwide Corporation
g
177,014
12,269 PageGroup plc 58,102
2,844 Parker-Hannifin Corporation 449,693
14,030 Primoris Services Corporation 219,008
7,219 Raven Industries, Inc. 160,767
6,955 Raytheon Technologies Corporation 450,754
3,448 Redde Northgate plc 7,779
25,764 RELX plc 581,279
5,775 Ritchie Brothers Auctioneers, Inc. 248,845
1,086 Rockwell Automation, Inc. 205,775
1,630 Saia, Inc.
g
150,808
5,812 Sandvik AB
g
89,408
200 Sanwa Holdings Corporation 1,552
Shares Common Stock ( 44 .9% ) Value
Industrials (5.6%) - continued
5,475 Schneider Electric SE
g
$ 505,960
8,997 Signify NV
h
183,147
11,082 SKF AB 174,914
137,000 Sojitz Corporation 317,064
12,113 Southwest Airlines Company 378,531
1,208 Spirax-Sarco Engineering plc 132,202
172 Stanley Black & Decker, Inc. 18,954
15,700 Sumitomo Corporation 177,601
900 Taikisha, Ltd. 26,211
399 Teledyne Technologies, Inc.
g
129,942
2,400 Toppan Forms Company, Ltd. 21,084
2,545 Transcontinental, Inc. 23,056
2,200 Tsubakimoto Chain Company 51,530
655 Union Pacific Corporation 104,662
7,163 United Airlines Holdings, Inc.
g
211,882
3,127 United Rentals, Inc.
g
401,820
815 Valmont Industries, Inc. 95,551
1,414 Verisk Analytics, Inc. 216,102
1,784 Vinci SA 146,149
1,300 Yuasa Trading Company, Ltd. 34,983
Total 18,136,152
Information Technology (9.5%)
2,769 Accenture plc 512,791
1,574 Adobe, Inc.
g
556,629
1,690 Advanced Energy Industries, Inc.
g
93,964
24,280 Advanced Micro Devices, Inc.
g
1,272,029
3,819 Agilysys, Inc.
g
74,814
5,758 Akamai Technologies, Inc.
g
562,614
4,959 Alliance Data Systems Corporation 248,297
8,007 Amadeus IT Holding SA 382,196
4,233 Amphenol Corporation 373,605
1,917 ANSYS, Inc.
g
501,928
11,367 Apple, Inc. 3,339,625
191 ASM International NV 21,025
1,633 ASML Holding NV 476,978
3,405 Automatic Data Processing, Inc. 499,479
5,338 BE Semiconductor Industries NV
g
220,918
2,730 Blackline, Inc.
g
165,820
1,407 Broadcom, Ltd. 382,169
1,002 Broadridge Financial Solutions, Inc. 116,232
3,300 Canon, Inc. 69,416
10,531 CGI, Inc.
g
671,602
12,767 Change Healthcare, Inc.
g
148,608
12,369 Ciena Corporation
g
572,066
41,192 Cisco Systems, Inc. 1,745,717
3,662 Computer Services, Inc. 156,551
12,233 Computershare, Ltd. 96,245
1,020 Dialog Semiconductor plc
g
32,033
3,796 Dolby Laboratories, Inc. 227,874
229 Euronet Worldwide, Inc.
g
21,013
2,900 Fuji Soft, Inc. 102,083
653 Gartner, Inc.
g
77,583
21,284 Halma plc 559,562
1,200 Hoya Corporation 109,432
537 Infineon Technologies AG 9,983
4,698 Intel Corporation 281,786
1,022 International Business Machines
Corporation 128,322
2,005 Intuit, Inc. 540,969
500 Keyence Corporation 178,506
1,806 KLA-Tencor Corporation 296,347
429 Lam Research Corporation 109,515
4,498 Lattice Semiconductor Corporation
g
101,250
825 Littelfuse, Inc. 119,823
1,992 Lumentum Holdings, Inc.
g
161,173

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
20
Shares Common Stock ( 44 .9% ) Value
Information Technology (9.5%) - continued
4,591 MasterCard, Inc. $ 1,262,387
2,519 Microchip Technology, Inc. 220,992
9,587 Micron Technology, Inc.
g
459,121
24,549 Microsoft Corporation 4,399,426
713 Monolithic Power Systems, Inc. 142,536
1,849 Motorola Solutions, Inc. 265,905
5,700 National Instruments Corporation 218,994
4,100 NEC Networks & System Integration
Corporation 176,430
1,346 Nice, Ltd. ADR
g
221,148
29,667 Nuance Communications, Inc.
g
599,273
1,654 NVIDIA Corporation 483,431
4,065 Oracle Corporation 215,323
400 Oracle Corporation Japan 41,179
1,205 Paychex, Inc. 82,567
2,181 PayPal Holdings, Inc.
g
268,263
2,468 Plexus Corporation
g
154,719
3,289 QUALCOMM, Inc. 258,746
1,600 Ryoyo Electro Corporation 35,924
7,748 SailPoint Technologies Holdings, Inc.
g
144,035
1,067 Salesforce.com, Inc.
g
172,801
354 Samsung Electronics Company, Ltd.
GDR 367,853
285 SAP SE 33,946
1,212 ServiceNow, Inc.
g
426,067
3,840 Square, Inc.
g
250,138
1,628 Synopsys, Inc.
g
255,791
3,615 TE Connectivity, Ltd. 265,558
7,359 Teradyne, Inc. 460,232
10,117 Texas Instruments, Inc. 1,174,280
400 Tokyo Electron, Ltd. 85,192
586 VeriSign, Inc.
g
122,761
4,818 Virtusa Corporation
g
158,994
5,451 Visa, Inc. 974,203
1,362 VMware, Inc.
g
179,130
74 Wirecard AG 7,323
Total 30,903,240
Materials (1.7%)
7,000 Air Water, Inc. 94,372
1,511 Anglo American plc 26,873
4,786 Arcelor Mittal 52,279
5,290 Ball Corporation 346,971
2,733 Boise Cascade Company 85,461
7,620 CF Industries Holdings, Inc. 209,550
4,295 Coeur Mining, Inc.
g
18,082
5,926 Eastman Chemical Company 358,582
2,685 Ecolab, Inc. 519,547
15,527 Element Solutions, Inc.
g
159,152
234 Eramet SA 7,369
6,425 First Majestic Silver Corporation
g
51,850
15,760 Gold Road Resources, Ltd.
g
16,093
8,253 Granges AB 60,304
11,922 Hexpol AB
g
85,650
4,999 Hochschild Mining plc 8,721
13,902 IAMGOLD Corporation
g
48,796
35,665 Ivanhoe Mines, Ltd.
g
74,817
913 Kirkland Lake Gold, Ltd. 37,741
4,320 Koninklijke DSM NV 529,470
6,900 Kyoei Steel, Ltd. 87,679
800 Lintec Corporation 17,168
12,883 Louisiana-Pacific Corporation 257,660
815 MAG Silver Corporation
g
9,269
1,600 Nippon Light Metal Holdings
Company, Ltd. 2,520
24,400 Nippon Steel Corporation 205,293
Shares Common Stock ( 44 .9% ) Value
Materials (1.7%) - continued
2,211 Northern Star Resources, Ltd. $ 17,854
4,459 Nucor Corporation 183,666
2,863 PPG Industries, Inc. 260,046
12,167 Ramelius Resources, Ltd. 10,338
25,170 Resolute Mining, Ltd.
g
14,996
1,172 Rio Tinto, Ltd. 66,055
18,164 Sandfire Resources, Ltd. 52,717
100 Sanyo Special Steel Company, Ltd. 873
436 Sherwin-Williams Company 233,857
6,203 St Barbara, Ltd. 10,210
8,729 Steel Dynamics, Inc. 211,853
17,500 Sumitomo Chemical Company, Ltd. 53,676
1,200 Taiyo Holdings Company, Ltd. 49,070
4,600 Toagosei Company, Ltd. 42,087
44,800 Toray Industries, Inc. 205,395
3,100 Ube Industries, Ltd. 51,985
1,968 UFP Technologies, Inc.
g
84,624
2,210 United States Lime & Minerals, Inc. 177,021
9,304 UPM-Kymmene Oyj 255,165
8,309 Verso Corporation
g
115,412
Total 5,468,169
Real Estate (2.1%)
1,338 Agree Realty Corporation 87,117
2,123 Alexandria Real Estate Equities, Inc. 333,502
3,977 Allied Properties REIT 127,314
4,173 Alstria Office REIT AG 62,552
9,237 American Campus Communities, Inc. 325,974
1,092 American Tower Corporation 259,896
76,848 Ascendas REIT 160,711
11,800 Ascott Trust 7,423
865 AvalonBay Communities, Inc. 140,952
3,452 Camden Property Trust 304,018
6,205 Castellum AB 108,835
3,468 Choice Properties REIT 31,442
171 Cofinimmo SA 23,773
2,551 Colliers International Group, Inc. 140,305
420 CoreSite Realty Corporation 50,900
5,386 Cousins Properties, Inc. 162,496
592 Crown Castle International
Corporation 94,383
3,200 Daito Trust Construction Company,
Ltd. 304,273
1,837 Digital Realty Trust, Inc. 274,613
4,984 Douglas Emmett, Inc. 151,962
9,424 Duke Realty Corporation 327,013
561 EastGroup Properties, Inc. 59,466
1,791 Entra ASA
h,i
22,550
663 Equity Commonwealth 22,509
8,674 Equity Residential 564,330
3,425 Essential Properties Realty Trust, Inc. 50,313
834 Essex Property Trust, Inc. 203,579
5,815 Granite REIT 265,695
24,682 Host Hotels & Resorts, Inc. 303,835
13,000 Hysan Development Company, Ltd. 43,370
3,482 iSTAR Financial, Inc. 34,890
238 Japan Hotel REIT Investment
Corporation 78,993
1,234 Kungsleden AB 9,397
23,200 Mapletree Commercial Trust 31,946
6,594 National Storage Affiliates Trust 187,797
581 Plymouth Industrial REIT, Inc. 8,140
4,006 PSP Swiss Property AG 465,366
7,943 Quebecor, Inc. 172,961
2,188 RioCan REIT 24,993
17,000 Road King Infrastructure, Ltd. 26,276

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
21
Shares Common Stock ( 44 .9% ) Value
Real Estate (2.1%) - continued
16,199 Sunstone Hotel Investors, Inc. $ 148,869
1,574 Swiss Prime Site AG 149,855
12,917 TAG Immobilien AG 282,931
1,619 Terreno Realty Corporation 88,754
3,106 UDR, Inc. 116,382
36,700 Wing Tai Holdings, Ltd. 44,868
Total 6,887,519
Utilities (1.0%)
3,445 AGL Energy, Ltd. 37,809
6,494 Alliant Energy Corporation 315,284
396 American States Water Company 31,431
1,747 Avista Corporation 75,191
626 Black Hills Corporation 38,774
596 California Water Service Group 26,772
5,471 CMS Energy Corporation 312,339
497 DTE Energy Company 51,559
8,271 Enagas SA 193,060
45,084 Enel SPA 307,945
4,374 Entergy Corporation 417,761
16,080 Exelon Corporation 596,246
5,699 FirstEnergy Corporation 235,198
459 MGE Energy, Inc. 29,679
247 NextEra Energy, Inc. 57,087
2,273 Northland Power, Inc. 48,777
766 Northwest Natural Holding Company 49,867
1,506 NorthWestern Corporation 86,881
2,492 PNM Resources, Inc. 100,901
1,975 Portland General Electric Company 92,410
1,686 PPL Corporation 42,858
2,237 Public Service Enterprise Group, Inc. 113,438
1,814 South Jersey Industries, Inc. 51,862
1,207 Spire, Inc. 88,063
219 Unitil Corporation 11,018
604 Verbund AG 27,348
Total 3,439,558
Total Common Stock
(cost $143,990,142) 146,002,830
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Asset-Backed Securities (2.1%)
Babson CLO, Ltd.
300,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
247,170
Benefit Street Partners CLO IV, Ltd.
300,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
280,892
Business Jet Securities, LLC
338,621
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
286,727
Cent CLO, LP
750,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
679,488
College Ave Student Loans, LLC
178,257
2.137%,  (LIBOR 1M + 1.650%),
11/26/2046, Ser. 2017-A,
Class A1
b,h
175,363
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Asset-Backed Securities (2.1%) - continued
Foundation Finance Trust
$ 128,314
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
$ 128,921
Harley Marine Financing, LLC
398,213
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
351,402
Madison Park Funding XIV, Ltd.
425,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
388,690
OHA Credit Funding 1, Ltd.
350,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
333,433
OZLM Funding II, Ltd.
700,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
634,330
OZLM IX, Ltd.
400,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
371,420
Palmer Square Loan Funding, Ltd.
300,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
283,718
Park Avenue Institutional Advisers
CLO, Ltd.
700,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
667,620
Pretium Mortgage Credit Partners,
LLC
374,906
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,j
340,543
Riserva CLO, Ltd.
325,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
305,396
Sound Point CLO X, Ltd.
350,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
289,134
Sound Point CLO XXI, Ltd.
700,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
633,165
THL Credit Wind River CLO, Ltd.
350,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
284,156
Vericrest Opportunity Loan
Transferee
254,963
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,j
228,718
Total 6,910,286
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
7,000 1.500%,  10/15/2025 7,058
Anglo American Capital plc
76,000 4.125%,  9/27/2022
h
77,113

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
22
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Basic Materials (0.5%) - continued
BHP Billiton Finance USA, Ltd.
$ 132,000 6.750%,  10/19/2075
b,h
$ 147,510
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 42,900
50,000 9.875%,  10/17/2025
h
49,500
First Quantum Minerals, Ltd.
90,000 7.500%,  4/1/2025
h
79,425
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 74,200
90,000 4.250%,  3/1/2030 83,799
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,810
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
h
105,600
Methanex Corporation
100,000 5.250%,  12/15/2029 84,071
Mosaic Company
14,000 3.250%,  11/15/2022 13,995
Norbord, Inc.
110,000 5.750%,  7/15/2027
h
100,100
Novelis Corporation
140,000 5.875%,  9/30/2026
h
136,122
30,000 4.750%,  1/30/2030
h
26,700
Olin Corporation
100,000 5.125%,  9/15/2027 91,340
Peabody Securities Finance
Corporation
170,000 6.375%,  3/31/2025
h
100,623
Syngenta Finance NV
64,000 3.933%,  4/23/2021
h
63,190
Tronox Finance plc
120,000 5.750%,  10/1/2025
h
106,200
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
58,584
Total 1,486,840
Capital Goods (1.2%)
AECOM
185,000 5.125%,  3/15/2027 188,237
Aerojet Rocketdyne Holdings, Inc.,
Convertible
219,000 2.250%,  12/15/2023 358,477
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
h
145,159
Ardagh Packaging Finance plc
160,000 6.000%,  2/15/2025
h
160,139
Building Materials Corporation of
America
195,000 6.000%,  10/15/2025
h
200,850
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,089
44,000 1.950%,  11/18/2022 44,870
Chart Industries, Inc., Convertible
26,000 1.000%,  11/15/2024
h
23,262
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,818
CNH Industrial Capital, LLC
56,000 4.875%,  4/1/2021 56,435
Covanta Holding Corporation
110,000 6.000%,  1/1/2027 105,600
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Capital Goods (1.2%) - continued
Crown Americas Capital Corporation
IV
$ 160,000 4.500%,  1/15/2023 $ 164,032
Dycom Industries, Inc., Convertible
143,000 0.750%,  9/15/2021 130,665
Fortive Corporation, Convertible
113,000 0.875%,  2/15/2022 108,534
General Electric Company
240,000 5.000%,  1/21/2021
b,k
197,486
H&E Equipment Services, Inc.
130,000 5.625%,  9/1/2025 123,838
Howmet Aerospace, Inc.
40,000 6.875%,  5/1/2025 40,905
Huntington Ingalls Industries, Inc.
25,000 3.844%,  5/1/2025
h
26,270
John Deere Capital Corporation
39,000 1.200%,  4/6/2023 39,291
44,000 2.050%,  1/9/2025 45,582
KBR, Inc., Convertible
181,000 2.500%,  11/1/2023 190,163
L3Harris Technologies, Inc.
65,000 4.950%,  2/15/2021
h
66,095
Lockheed Martin Corporation
20,000 2.500%,  11/23/2020 20,126
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025
h
39,606
Owens-Brockway Glass Container,
Inc.
130,000 5.000%,  1/15/2022
h
131,300
PACCAR Financial Corporation
15,000 2.650%,  4/6/2023 15,547
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 65,377
Patrick Industries, Inc., Convertible
126,000 1.000%,  2/1/2023 106,698
Republic Services, Inc.
36,000 2.500%,  8/15/2024 37,464
Reynolds Group Issuer, Inc.
150,000 5.125%,  7/15/2023
h
150,750
Rockwell Collins, Inc.
37,000 2.800%,  3/15/2022 37,934
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 31,430
Spirit AeroSystems, Inc.
90,000 7.500%,  4/15/2025
h
88,650
Textron Financial Corporation
140,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
86,800
TransDigm, Inc.
40,000 6.250%,  3/15/2026
h
39,150
160,000 5.500%,  11/15/2027
h
135,200
TTM Technologies, Inc., Convertible
105,000 1.750%,  12/15/2020 129,609
United Rentals North America, Inc.
180,000 4.000%,  7/15/2030 169,650
United Technologies Corporation
70,000 3.950%,  8/16/2025 78,610
Waste Management, Inc.
32,000 2.950%,  6/15/2024 34,118

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
23
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Capital Goods (1.2%) - continued
WW Grainger, Inc.
$ 24,000 1.850%,  2/15/2025 $ 24,660
Total 3,951,476
Collateralized Mortgage Obligations (4.9%)
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
313,668
1,100,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
1,098,318
Banc of America Alternative Loan
Trust
232,998
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 205,482
Banc of America Mortgage Securities
Trust
264,039
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
226,640
57,356
4.096%,  9/25/2035, Ser.
2005-H, Class 2A1
b
48,993
Bellemeade Re, Ltd.
388,881
2.087%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
374,963
CHL Mortgage Pass-Through Trust
260,521
3.422%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
205,515
124,641
3.791%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
113,464
361,535
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 277,488
CIM Trust
240,862
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
244,051
Citigroup Mortgage Loan Trust, Inc.
312,609
4.021%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
275,276
Countrywide Alternative Loan Trust
280,812
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 149,676
Countrywide Home Loan Mortgage
Pass Through Trust
148,777
3.562%,  11/25/2035, Ser.
2005-22, Class 2A1
b
127,273
Credit Suisse First Boston Mortgage
Securities Corporation
104,602
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 102,290
Credit Suisse Mortgage Capital
Certificates
129,099
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,j
119,988
237,376
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
228,070
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
215,651
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 213,447
Eagle Re, Ltd.
485,818
2.287%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
455,581
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Collateralized Mortgage Obligations (4.9%) -
continued
Federal Home Loan Mortgage
Corporation
$ 924,928
3.500%,  8/15/2035, Ser.
345, Class C8
l
$ 86,865
Federal Home Loan Mortgage
Corporation - REMIC
751,400
3.000%,  5/15/2027, Ser.
4046, Class GI
l
45,077
850,834
3.500%,  10/15/2032, Ser.
4119, Class KI
l
105,883
864,739
3.000%,  4/15/2033, Ser.
4203, Class DI
l
66,059
Federal National Mortgage
Association - REMIC
989,241
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
58,266
822,826
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
43,652
1,267,302
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
66,873
1,957,070
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
127,795
1,093,973
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
61,930
601,451
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
34,277
1,436,264
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
83,481
2,251,292
3.000%,  3/25/2028, Ser.
2013-18, Class IL
l
132,286
789,852
2.500%,  6/25/2028, Ser.
2013-87, Class IW
l
47,392
870,576
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
43,895
542,135
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
59,174
Genworth Mortgage Insurance
Corporation
150,000
2.387%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
143,847
GMAC Mortgage Corporation Loan
Trust
144,826
3.816%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
124,978
19,791
0.987%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,m
19,512
IndyMac INDA Mortgage Loan Trust
702,090
3.879%,  8/25/2036, Ser.
2006-AR1, Class A1
b
591,467
IndyMac INDX Mortgage Loan Trust
454,970
0.697%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
377,600
J.P. Morgan Alternative Loan Trust
126,285
3.818%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
109,502
379,410
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 285,112
Legacy Mortgage Asset Trust
351,841
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
333,967

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
24
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Collateralized Mortgage Obligations (4.9%) -
continued
$ 415,071
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
h,j
$ 386,081
Lehman Mortgage Trust
27,321
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 27,854
Master Asset Securitization Trust
346,992
0.987%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
97,734
Merrill Lynch Mortgage Investors
Trust
229,563
4.304%,  6/25/2035, Ser.
2005-A5, Class M1
b
113,119
Preston Ridge Partners Mortgage
Trust, LLC
107,435
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,j
102,214
370,525
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,j
344,621
341,347
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
308,845
204,808
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
170,838
Pretium Mortgage Credit Partners,
LLC
386,848
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,j
345,678
Radnor RE, Ltd.
475,000
3.187%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
413,721
RCO Mortgage, LLC
183,277
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,j
177,580
412,246
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
397,096
Renaissance Home Equity Loan Trust
457,524
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
j
202,440
Residential Accredit Loans, Inc. Trust
173,485
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 164,982
171,581
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 159,494
119,026
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 105,579
Residential Asset Securitization Trust
181,322
3.359%,  1/25/2034, Ser.
2004-IP1, Class A1
b
164,897
249,241
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 260,672
Residential Funding Mortgage
Security I Trust
275,923
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 251,689
Stanwich Mortgage Loan Trust
156,474
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,j
154,892
Starwood Mortgage Residential Trust
285,994
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
290,353
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Collateralized Mortgage Obligations (4.9%) -
continued
Structured Adjustable Rate Mortgage
Loan Trust
$ 96,045
4.197%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 80,195
185,078
3.826%,  9/25/2035, Ser.
2005-18, Class 1A1
b
138,353
Structured Asset Mortgage
Investments, Inc.
368,262
0.797%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
322,632
Toorak Mortgage Corporation
450,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
h,j
403,836
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,j
448,234
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,j
251,756
Vericrest Opportunity Loan
Transferee
145,704
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
h,j
131,006
350,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,j
266,209
106,202
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,j
92,892
750,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,j
549,029
85,734
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,j
79,882
Verus Securitization Trust
276,259
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
276,543
Wachovia Asset Securitization, Inc.
178,977
0.627%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,h,m
150,910
WaMu Mortgage Pass Through
Certificates
222,291
2.750%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
183,986
Wells Fargo Home Equity Trust
179,077
0.987%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
168,600
Total 16,013,515
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association - ACES
4,487,680
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
493,052
Total 493,052
Communications Services (2.2%)
AMC Networks, Inc.
125,000 5.000%,  4/1/2024 121,187
American Tower Corporation
20,000 2.800%,  6/1/2020 20,000
28,000 3.450%,  9/15/2021 28,810
46,000 3.375%,  5/15/2024 49,079

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
25
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Communications Services (2.2%) - continued
$ 37,000 2.950%,  1/15/2025 $ 38,802
AT&T, Inc.
128,000 4.450%,  4/1/2024 139,302
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
h
104,011
100,000 5.125%,  5/1/2027
h
103,835
100,000 4.500%,  8/15/2030
h
100,500
CCOH Safari, LLC
135,000 5.750%,  2/15/2026
h
140,751
Charter Communications Operating,
LLC
68,000 3.579%,  7/23/2020 68,098
46,000 4.500%,  2/1/2024 49,786
33,000 4.908%,  7/23/2025 37,192
Clear Channel Worldwide Holdings,
Inc.
100,000 5.125%,  8/15/2027
h
93,960
Comcast Corporation
46,000 1.625%,  1/15/2022 46,775
35,000 3.700%,  4/15/2024 38,266
35,000 3.950%,  10/15/2025 39,448
Cox Communications, Inc.
48,000 2.950%,  6/30/2023
h
49,646
Crown Castle International
Corporation
25,000 3.400%,  2/15/2021 25,230
29,000 4.450%,  2/15/2026 32,541
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
h
207,000
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
h
36,849
Discovery Communications, LLC
75,000 2.950%,  3/20/2023 77,159
DISH Network Corporation,
Convertible
993,000 3.375%,  8/15/2026 804,926
Embarq Corporation
110,000 7.995%,  6/1/2036 113,300
Fox Corporation
68,000 4.030%,  1/25/2024 73,372
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
h
135,776
GCI Liberty, Inc., Convertible
586,000 1.750%,  9/30/2046
h
807,613
Gray Escrow, Inc.
100,000 7.000%,  5/15/2027
h
100,720
iHeartCommunications, Inc.
150,000 4.750%,  1/15/2028
h
129,750
Lamar Media Corporation
70,000 3.750%,  2/15/2028
h
64,444
Level 3 Financing, Inc.
90,000 5.250%,  3/15/2026 92,250
190,000 4.625%,  9/15/2027
h
188,252
Liberty Interactive, LLC, Convertible
109,000 3.500%,  1/15/2031 82,502
Liberty Media Corporation,
Convertible
60,000 1.000%,  1/30/2023 63,380
Moody's Corporation
38,000 2.750%,  12/15/2021 38,730
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Communications Services (2.2%) - continued
Neptune Finco Corporation
$ 95,000 10.875%,  10/15/2025
h
$ 102,690
Netflix, Inc.
200,000 4.875%,  4/15/2028 212,686
Nexstar Escrow Corporation
70,000 5.625%,  8/1/2024
h
68,075
90,000 5.625%,  7/15/2027
h
85,950
SFR Group SA
130,000 7.375%,  5/1/2026
h
135,850
Sirius XM Radio, Inc.
210,000 5.000%,  8/1/2027
h
214,777
Sprint Corporation
200,000 7.250%,  9/15/2021 209,750
205,000 7.625%,  2/15/2025 236,795
Telesat Canada / Telesat, LLC
160,000 4.875%,  6/1/2027
h
156,000
T-Mobile USA, Inc.
43,000 3.500%,  4/15/2025
h
45,139
310,000 4.500%,  2/1/2026 319,393
Twitter, Inc., Convertible
283,000 0.250%,  6/15/2024 263,837
VeriSign, Inc.
110,000 4.750%,  7/15/2027 117,173
Verizon Communications, Inc.
91,000 2.946%,  3/15/2022 94,672
73,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
72,584
Viacom, Inc.
55,000 4.250%,  9/1/2023 58,009
85,000 5.875%,  2/28/2057
b
77,401
Virgin Media Secured Finance plc
150,000 5.500%,  8/15/2026
h
154,823
Vodafone Group plc
48,000 3.750%,  1/16/2024 51,676
Windstream Services, LLC
120,000 8.625%,  10/31/2025
f,h
72,000
Ziggo BV
100,000 5.500%,  1/15/2027
h
101,720
Total 7,194,242
Consumer Cyclical (1.3%)
1011778 B.C., ULC
220,000 4.375%,  1/15/2028
h
212,729
Allison Transmission, Inc.
130,000 5.000%,  10/1/2024
h
124,800
American Honda Finance
Corporation
53,000 2.050%,  1/10/2023 52,803
BMW Finance NV
31,000 2.250%,  8/12/2022
h
30,901
Booking Holdings, Inc., Convertible
13,000 0.900%,  9/15/2021 13,144
66,000 0.750%,  5/1/2025
h
74,468
Brookfield Property REIT, Inc.
80,000 5.750%,  5/15/2026
h
64,000
Brookfield Residential Properties,
Inc.
175,000 6.250%,  9/15/2027
h
160,125
Cedar Fair, LP
80,000 5.250%,  7/15/2029
h
68,800

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Consumer Cyclical (1.3%) - continued
D.R. Horton, Inc.
$ 53,000 2.550%,  12/1/2020 $ 52,829
Daimler Finance North America, LLC
29,000 2.550%,  8/15/2022
h
28,617
Ford Motor Company
30,000 9.000%,  4/22/2025 29,175
20,000 9.625%,  4/22/2030 19,650
Ford Motor Credit Company, LLC
200,000 4.063%,  11/1/2024 175,500
210,000 4.134%,  8/4/2025 178,275
General Motors Financial Company,
Inc.
57,000 4.375%,  9/25/2021 56,155
33,000 4.200%,  11/6/2021 32,336
37,000 3.150%,  6/30/2022 35,254
63,000 3.950%,  4/13/2024 59,819
44,000 2.900%,  2/26/2025 39,853
Hanesbrands, Inc.
150,000 4.875%,  5/15/2026
h
150,960
Harley-Davidson Financial Services,
Inc.
48,000 4.050%,  2/4/2022
h
47,989
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
h
46,870
Hilton Domestic Operating Company,
Inc.
210,000 4.875%,  1/15/2030 201,075
Home Depot, Inc.
60,000 2.625%,  6/1/2022 62,590
26,000 3.750%,  2/15/2024 28,618
Hyundai Capital America
48,000 3.000%,  6/20/2022
h
47,323
L Brands, Inc.
54,000 6.694%,  1/15/2027 38,070
Landry's, Inc.
110,000 6.750%,  10/15/2024
h
85,800
Lennar Corporation
55,000 2.950%,  11/29/2020 54,065
18,000 4.125%,  1/15/2022 18,071
40,000 4.875%,  12/15/2023 41,000
215,000 4.500%,  4/30/2024 219,300
14,000 5.875%,  11/15/2024 14,560
Live Nation Entertainment, Inc.,
Convertible
146,000 2.500%,  3/15/2023 139,445
Lowe's Companies, Inc.
26,000 4.000%,  4/15/2025 28,855
Marriott Vacations Worldwide
Corporation, Convertible
15,000 1.500%,  9/15/2022 13,734
Mattamy Group Corporation
190,000 5.250%,  12/15/2027
h
178,125
McDonald's Corporation
64,000 3.350%,  4/1/2023 68,048
MGM Resorts International
75,000 6.000%,  3/15/2023 72,938
125,000 5.750%,  6/15/2025 120,001
Prime Security Services Borrower,
LLC
215,000 5.750%,  4/15/2026
h
211,840
Ralph Lauren Corporation
20,000 2.625%,  8/18/2020 20,048
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Consumer Cyclical (1.3%) - continued
Ryman Hospitality Properties, Inc.
$ 30,000 4.750%,  10/15/2027
h
$ 26,175
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
h
87,330
40,000 7.000%,  5/15/2028
h
28,800
ServiceMaster Company, LLC
210,000 5.125%,  11/15/2024
h
214,242
Six Flags Entertainment Corporation
60,000 5.500%,  4/15/2027
h
51,942
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
h
41,392
Staples, Inc.
110,000 7.500%,  4/15/2026
h
86,900
Target Corporation
26,000 2.250%,  4/15/2025 27,358
TJX Companies, Inc.
25,000 3.500%,  4/15/2025 26,978
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
h
57,608
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
h
142,800
Total 4,210,083
Consumer Non-Cyclical (1.9%)
Abbott Laboratories
40,000 3.400%,  11/30/2023 43,407
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,532
62,000 2.300%,  11/21/2022
h
63,555
95,000 3.600%,  5/14/2025 103,121
Albertson's Companies, Inc.
130,000 6.625%,  6/15/2024 134,063
40,000 4.875%,  2/15/2030
h
40,550
Allergan Sales, LLC
19,000 4.875%,  2/15/2021
h
19,664
Allergan, Inc.
36,000 2.800%,  3/15/2023 36,710
Altria Group, Inc.
32,000 3.800%,  2/14/2024 34,250
32,000 4.400%,  2/14/2026 35,483
Amgen, Inc.
39,000 1.900%,  2/21/2025 39,840
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 34,874
Anheuser-Busch InBev Finance, Inc.
34,000 3.300%,  2/1/2023 35,761
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 56,823
Anthem, Inc.
39,000 2.375%,  1/15/2025 40,106
Aramark Services, Inc.
80,000 6.375%,  5/1/2025
h
83,200
Avantor, Inc.
100,000 6.000%,  10/1/2024
h
105,400
B&G Foods, Inc.
95,000 5.250%,  9/15/2027 96,053
BAT Capital Corporation
38,000 2.764%,  8/15/2022 38,502

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
27
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Consumer Non-Cyclical (1.9%) - continued
$ 51,000 3.222%,  8/15/2024 $ 52,907
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
h
103,750
30,000 5.000%,  1/30/2028
h
28,719
30,000 5.250%,  1/30/2030
h
29,700
Bayer U.S. Finance II, LLC
64,000 3.500%,  6/25/2021
h
65,302
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 67,779
Bristol-Myers Squibb Company
51,000 3.625%,  5/15/2024
h
56,084
Bunge, Ltd. Finance Corporation
60,000 3.500%,  11/24/2020 60,320
Cardtronics, Inc., Convertible
187,000 1.000%,  12/1/2020 179,962
Cargill, Inc.
15,000 1.375%,  7/23/2023
h
15,075
Centene Corporation
200,000 4.750%,  1/15/2025 204,670
40,000 5.375%,  8/15/2026
h
42,604
30,000 4.250%,  12/15/2027
h
31,388
80,000 4.625%,  12/15/2029
h
87,600
Cigna Corporation
69,000 4.125%,  11/15/2025 77,371
Conagra Brands, Inc.
34,000 3.800%,  10/22/2021 35,067
34,000 4.300%,  5/1/2024 36,850
Constellation Brands, Inc.
64,000 4.250%,  5/1/2023 68,465
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,320
111,000 3.700%,  3/9/2023 117,695
64,000 4.100%,  3/25/2025 70,652
Encompass Health Corporation
100,000 4.500%,  2/1/2028 100,190
Energizer Holdings, Inc.
130,000 6.375%,  7/15/2026
h
133,738
General Mills, Inc.
32,000 3.700%,  10/17/2023 34,654
32,000 3.650%,  2/15/2024 34,456
HCA, Inc.
290,000 5.375%,  2/1/2025 311,791
Illumina, Inc., Convertible
20,000 0.500%,  6/15/2021 26,807
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
35,444
JBS USA, LLC
50,000 5.750%,  6/15/2025
h
50,626
220,000 5.500%,  1/15/2030
h
222,750
Kellogg Company
70,000 3.125%,  5/17/2022 72,456
Keurig Dr Pepper, Inc.
74,000 3.551%,  5/25/2021 75,511
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 101,372
Kraft Heinz Foods Company
100,000 4.625%,  1/30/2029 105,246
160,000 3.750%,  4/1/2030
h
162,548
Kroger Company
37,000 2.800%,  8/1/2022 38,306
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Consumer Non-Cyclical (1.9%) - continued
Mead Johnson Nutrition Company
$ 60,000 3.000%,  11/15/2020 $ 60,523
Medtronic, Inc.
12,000 3.500%,  3/15/2025 13,387
Mondelez International Holdings
Netherlands BV
55,000 2.000%,  10/28/2021
h
55,538
Mylan NV
37,000 3.150%,  6/15/2021 37,220
Mylan, Inc.
36,000 4.200%,  11/29/2023 37,478
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,950
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
101,280
PepsiCo, Inc.
39,000 2.250%,  3/19/2025 41,225
Pernod Ricard SA
30,000 5.750%,  4/7/2021
h
31,222
Philip Morris International, Inc.
17,000 1.500%,  5/1/2025 16,974
Post Holdings, Inc.
120,000 5.750%,  3/1/2027
h
122,850
Reynolds American, Inc.
32,000 4.850%,  9/15/2023 34,742
Scotts Miracle-Gro Company
120,000 4.500%,  10/15/2029 117,000
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 75,115
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
h
74,400
Spectrum Brands, Inc.
110,000 5.750%,  7/15/2025 109,725
50,000 5.000%,  10/1/2029
h
47,750
Sysco Corporation
55,000 5.650%,  4/1/2025 61,634
Teleflex, Inc.
170,000 4.625%,  11/15/2027 174,250
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 49,340
160,000 5.125%,  11/1/2027
h
158,000
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,606
90,000 2.800%,  7/21/2023 82,688
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 29,320
UnitedHealth Group, Inc.
60,000 3.350%,  7/15/2022 63,331
VRX Escrow Corporation
330,000 6.125%,  4/15/2025
h
333,506
Zoetis, Inc.
55,000 3.450%,  11/13/2020 55,568
54,000 3.250%,  2/1/2023 56,323
Total 6,144,014

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
28
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Energy (1.2%)
Archrock Partners, LP
$ 60,000 6.250%,  4/1/2028
h
$ 44,700
BP Capital Markets America, Inc.
152,000 2.520%,  9/19/2022 154,668
15,000 2.937%,  4/6/2023 15,475
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
h
64,750
60,000 3.950%,  12/1/2026 54,300
10,000 4.125%,  12/1/2027 8,925
Canadian Natural Resources, Ltd.
38,000 2.950%,  1/15/2023 36,757
Canadian Oil Sands, Ltd.
37,000 9.400%,  9/1/2021
h
39,701
Cheniere Energy Partners, LP
185,000 5.625%,  10/1/2026 176,786
Chesapeake Energy Corporation
65,000 11.500%,  1/1/2025
h
1,788
CNX Resources Corporation,
Convertible
50,000 2.250%,  5/1/2026
h
50,214
Comstock Resources, Inc.
61,000 9.750%,  8/15/2026 52,766
Continental Resources, Inc.
71,000 5.000%,  9/15/2022 66,740
46,000 4.500%,  4/15/2023 40,681
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 28,342
Enagas SA
235,000 5.500%,  1/15/2028
h
160,975
Enbridge, Inc.
38,000 2.900%,  7/15/2022 38,211
244,000 6.250%,  3/1/2078
b
223,382
Endeavor Energy Resources, LP
50,000 5.750%,  1/30/2028
h
43,500
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 36,378
64,000 5.875%,  1/15/2024 66,453
74,000 6.625%,  2/15/2028
b,k
53,007
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 73,200
Enterprise Products Operating, LLC
190,000 4.875%,  8/16/2077
b
165,300
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 61,545
EQT Corporation
100,000 3.900%,  10/1/2027 84,000
Equinor ASA
25,000 2.875%,  4/6/2025 26,221
Exxon Mobil Corporation
20,000 1.571%,  4/15/2023 20,283
27,000 2.992%,  3/19/2025 28,885
Hess Corporation
37,000 3.500%,  7/15/2024 33,639
Kinder Morgan Energy Partners, LP
76,000 3.450%,  2/15/2023 78,036
Marathon Petroleum Corporation
32,000 4.750%,  12/15/2023 32,258
MPLX, LP
57,000 4.500%,  7/15/2023 57,016
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Energy (1.2%) - continued
Murphy Oil Corporation
$ 90,000 5.875%,  12/1/2027 $ 61,083
Nabors Industries, Inc.
100,000 5.750%,  2/1/2025 23,000
Nabors Industries, Ltd.
30,000 7.250%,  1/15/2026
h
11,400
Newfield Exploration Company
39,000 5.625%,  7/1/2024 27,895
Occidental Petroleum Corporation
12,000 4.850%,  3/15/2021 11,520
60,000 2.700%,  8/15/2022 52,200
120,000 2.900%,  8/15/2024 91,164
40,000 3.400%,  4/15/2026 28,600
ONEOK, Inc.
13,000 2.200%,  9/15/2025 11,241
Parsley Energy, LLC
100,000 5.625%,  10/15/2027
h
85,500
Plains All American Pipeline, LP
83,000 5.000%,  2/1/2021 81,170
155,000 6.125%,  11/15/2022
b,k
103,901
12,000 2.850%,  1/31/2023 11,335
Sabine Pass Liquefaction, LLC
38,000 6.250%,  3/15/2022 39,207
38,000 5.625%,  4/15/2023 39,506
Shell International Finance BV
25,000 2.375%,  4/6/2025 25,773
Southwestern Energy Company
185,000 7.500%,  4/1/2026
i
165,664
Sunoco Logistics Partners
Operations, LP
60,000 4.400%,  4/1/2021 59,836
Sunoco, LP
70,000 5.875%,  3/15/2028 66,500
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 110,500
Transocean Guardian, Ltd.
58,451 5.875%,  1/15/2024
h
44,715
Transocean, Ltd.
80,000 8.000%,  2/1/2027
h
30,400
Viper Energy Partners, LP
150,000 5.375%,  11/1/2027
h
134,250
W&T Offshore, Inc.
170,000 9.750%,  11/1/2023
h
56,100
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 36,765
Williams Partners, LP
77,000 4.000%,  11/15/2021 78,064
WPX Energy, Inc.
135,000 5.750%,  6/1/2026 122,351
60,000 5.250%,  10/15/2027 52,200
Total 3,780,722
Financials (4.6%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 62,600
AerCap Ireland Capital, Ltd.
29,000 3.500%,  1/15/2025 25,008
Air Lease Corporation
73,000 2.500%,  3/1/2021 69,311

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
29
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Aircastle, Ltd.
$ 46,000 5.000%,  4/1/2023 $ 43,479
American Express Company
36,000 3.375%,  5/17/2021 36,658
36,000 3.700%,  8/3/2023 38,183
32,000 3.400%,  2/22/2024 33,895
Ares Capital Corporation, Convertible
35,000 4.625%,  3/1/2024 32,659
Athene Global Funding
53,000 4.000%,  1/25/2022
h
54,559
Australia and New Zealand Banking
Group, Ltd.
121,000 6.750%,  6/15/2026
b,h,k
129,772
52,000 2.950%,  7/22/2030
b,h
51,280
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
h
13,874
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 5/18/2020
b,k
72,787
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
h
14,367
Bank of America Corporation
74,000 3.499%,  5/17/2022
b
75,397
50,000 3.004%,  12/20/2023
b
51,759
103,000 3.550%,  3/5/2024
b
108,320
150,000 5.125%,  6/20/2024
b,k
147,375
129,000 3.864%,  7/23/2024
b
137,626
64,000 4.200%,  8/26/2024 69,207
252,000 6.250%,  9/5/2024
b,k
262,634
32,000 3.458%,  3/15/2025
b
33,799
Bank of Montreal
96,000 3.300%,  2/5/2024 101,269
Bank of New York Mellon Corporation
46,000 2.600%,  2/7/2022 47,289
15,000 1.600%,  4/24/2025 15,221
Bank of Nova Scotia
57,000 2.700%,  3/7/2022 58,662
71,000 2.375%,  1/18/2023 72,995
29,000 1.950%,  2/1/2023 29,348
Barclays plc
59,000 4.610%,  2/15/2023
b
61,327
201,000 7.750%,  9/15/2023
b,k
193,965
74,000 4.338%,  5/16/2024
b
77,781
BB&T Corporation
36,000 2.500%,  8/1/2024 37,107
Blackstone Mortgage Trust, Inc.,
Convertible
56,000 4.375%,  5/5/2022 50,248
BNP Paribas SA
270,000 7.625%,  3/30/2021
b,h,k
274,725
35,000 2.819%,  11/19/2025
b,h
35,264
BPCE SA
32,000 3.000%,  5/22/2022
h
32,450
29,000 2.375%,  1/14/2025
h
28,856
Camden Property Trust
32,000 4.875%,  6/15/2023 33,866
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 29,218
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 48,718
44,000 2.280%,  1/28/2026
b
42,495
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Capital One Financial Corporation
$ 111,000 3.050%,  3/9/2022 $ 112,707
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
h
110,000
Central Fidelity Capital Trust I
125,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
109,665
Charles Schwab Corporation
78,000 5.375%,  6/1/2025
b,k
80,925
CIT Group, Inc.
125,000 4.750%,  2/16/2024 119,375
Citigroup, Inc.
38,000 2.750%,  4/25/2022 38,908
37,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
36,385
125,000 2.312%,  11/4/2022
b
125,992
73,000 3.142%,  1/24/2023
b
74,765
168,000 5.000%,  9/12/2024
b,k
152,763
234,000 4.700%,  1/30/2025
b,k
203,580
96,000 3.352%,  4/24/2025
b
100,774
84,000 5.950%,  5/15/2025
b,k
84,639
CNA Financial Corporation
32,000 5.750%,  8/15/2021 33,557
38,000 3.950%,  5/15/2024 40,171
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 76,381
Credit Agricole SA
38,000 3.375%,  1/10/2022
h
38,784
112,400 8.125%,  12/23/2025
b,h,k
124,764
Credit Suisse Group AG
126,000 7.500%,  12/11/2023
b,h,k
133,087
31,000 2.593%,  9/11/2025
b,h
30,922
200,000 6.375%,  8/21/2026
b,h,k
197,000
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 118,637
Danske Bank AS
56,000 5.000%,  1/12/2022
h
57,893
Deutsche Bank AG
37,000 2.700%,  7/13/2020 36,960
114,000 4.250%,  10/14/2021 114,745
Deutsche Bank AG of New York
31,000 3.950%,  2/27/2023 30,895
Digital Realty Trust, LP
55,000 2.750%,  2/1/2023 56,068
Discover Bank
36,000 4.200%,  8/8/2023 37,507
47,000 2.450%,  9/12/2024 45,975
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 55,539
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,044
32,000 3.650%,  1/25/2024 33,834
FNB Corporation
53,000 2.200%,  2/24/2023 52,497
FTI Consulting, Inc., Convertible
440,000 2.000%,  8/15/2023 607,793
General Electric Capital Corporation
62,000 3.100%,  1/9/2023 63,319

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
30
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Goldman Sachs Group, Inc.
$ 159,000 5.375%,  6/1/2020
b,k
$ 147,671
76,000 5.250%,  7/27/2021 79,371
55,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
54,916
76,000 3.000%,  4/26/2022 76,986
51,000 2.876%,  10/31/2022
b
51,797
37,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
36,395
64,000 3.625%,  2/20/2024 67,760
190,000 5.500%,  8/10/2024
b,i,k
193,087
25,000 3.500%,  4/1/2025 26,590
45,000 3.272%,  9/29/2025
b
47,097
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
101,000 4.125%,  9/1/2022 116,150
Hartford Financial Services Group,
Inc.
59,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
b,h
46,020
HCP, Inc.
30,000 4.250%,  11/15/2023 31,176
Hospitality Properties Trust
55,000 4.250%,  2/15/2021 52,689
HSBC Holdings plc
114,000 3.400%,  3/8/2021 116,092
76,000 6.875%,  6/1/2021
b,k
76,190
164,000 6.375%,  9/17/2024
b,k
159,695
59,000 3.803%,  3/11/2025
b
62,784
124,000 6.375%,  3/30/2025
b,k
123,147
36,000 2.633%,  11/7/2025
b
36,689
84,000 6.500%,  3/23/2028
b,k
83,338
Huntington Bancshares, Inc.
30,000 3.150%,  3/14/2021 30,448
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 75,084
40,000 6.375%,  12/15/2025 39,800
40,000 6.250%,  5/15/2026 39,305
ILFC E-Capital Trust II
126,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,h
62,685
ING Groep NV
64,000 4.100%,  10/2/2023 68,471
International Lease Finance
Corporation
76,000 5.875%,  8/15/2022 74,301
Iron Mountain, Inc.
127,750 6.000%,  8/15/2023 129,028
50,000 4.875%,  9/15/2027
h
48,750
iStar, Inc., Convertible
29,000 3.125%,  9/15/2022 27,096
J.P. Morgan Chase & Company
89,000 2.776%,  4/25/2023
b
91,130
64,000 3.375%,  5/1/2023 67,030
98,000 5.150%,  5/1/2023
b,k
96,530
78,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
77,903
270,000 5.000%,  8/1/2024
b,k
251,100
64,000 3.875%,  9/10/2024 68,827
133,000 4.023%,  12/5/2024
b
143,736
234,000 4.600%,  2/1/2025
b,k
209,898
20,000 2.083%,  4/22/2026
b
20,270
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Liberty Mutual Group, Inc.
$ 27,000 5.000%,  6/1/2021
h
$ 27,841
Lincoln National Corporation
40,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
27,200
Lloyds Banking Group plc
61,000 3.000%,  1/11/2022 61,972
47,000 2.858%,  3/17/2023
b
47,469
60,000 3.900%,  3/12/2024 63,087
142,000 6.657%,  5/21/2037
b,h,k
156,200
Macquarie Bank, Ltd.
162,000 6.125%,  3/28/2027
b,h,k
156,330
MFA Financial, Inc., Convertible
33,000 6.250%,  6/15/2024 22,749
MGIC Investment Corporation,
Convertible
358,000 9.000%,  4/1/2063
h
462,715
Mitsubishi UFJ Financial Group, Inc.
38,000 2.998%,  2/22/2022 38,893
54,000 2.623%,  7/18/2022 55,053
73,000 3.455%,  3/2/2023 76,055
32,000 3.407%,  3/7/2024 33,688
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
54,924
Morgan Stanley
74,000 5.500%,  7/28/2021 77,603
37,000 2.750%,  5/19/2022 37,932
40,000 4.875%,  11/1/2022 42,744
74,000 3.125%,  1/23/2023 76,952
61,000 4.100%,  5/22/2023 64,405
32,000 2.720%,  7/22/2025
b
32,951
20,000 2.188%,  4/28/2026
b
20,218
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 101,000
120,000 4.625%,  8/1/2029 119,326
National Australia Bank, Ltd.
44,000 1.875%,  12/13/2022 44,635
National Bank of Canada
44,000 2.100%,  2/1/2023 44,481
National Securities Clearing
Corporation
15,000 1.200%,  4/23/2023
h
15,004
Nippon Life Insurance Company
117,000 3.400%,  1/23/2050
b,h
118,170
Nomura Holdings, Inc.
35,000 2.648%,  1/16/2025 35,362
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,h,k
201,250
Outfront Media Cap, LLC
110,000 4.625%,  3/15/2030
h
100,375
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
h
14,150
PNC Bank NA
74,000 2.450%,  11/5/2020 74,497
PNC Financial Services Group, Inc.
32,000 3.500%,  1/23/2024 34,226
Quicken Loans, Inc.
215,000 5.750%,  5/1/2025
h
210,700
Redwood Trust, Inc., Convertible
53,000 4.750%,  8/15/2023 36,769

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
31
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Regions Financial Corporation
$ 37,000 3.800%,  8/14/2023 $ 39,055
Reinsurance Group of America, Inc.
56,000 4.700%,  9/15/2023 58,992
Royal Bank of Canada
20,000 1.600%,  4/17/2023 20,084
29,000 2.250%,  11/1/2024 29,611
Royal Bank of Scotland Group plc
190,000 8.625%,  8/15/2021
b,k
193,800
32,000 6.125%,  12/15/2022 34,290
32,000 6.100%,  6/10/2023 34,646
81,000 4.269%,  3/22/2025
b
86,336
23,000 3.754%,  11/1/2029
b
22,922
Santander UK Group Holdings plc
76,000 2.875%,  8/5/2021 76,915
Santander UK plc
44,000 2.100%,  1/13/2023 44,385
Simon Property Group, LP
30,000 2.500%,  7/15/2021 29,931
36,000 2.000%,  9/13/2024 34,121
Societe Generale SA
36,000 2.625%,  10/16/2024
h
35,899
240,000 8.000%,  9/29/2025
b,h,k
243,600
Springleaf Finance Corporation
100,000 6.875%,  3/15/2025 94,570
Standard Chartered plc
48,000 2.744%,  9/10/2022
b,h
48,119
Starwood Property Trust, Inc.,
Convertible
40,000 4.375%,  4/1/2023 34,600
State Street Corporation
25,000 2.825%,  3/30/2023
b,h
25,705
28,000 2.354%,  11/1/2025
b
28,822
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,827
128,000 2.778%,  10/18/2022 131,498
36,000 2.448%,  9/27/2024 36,665
SunTrust Banks, Inc.
50,000 2.900%,  3/3/2021 50,658
Synchrony Financial
36,000 2.850%,  7/25/2022 34,950
34,000 4.250%,  8/15/2024 33,221
Toronto-Dominion Bank
32,000 3.250%,  3/11/2024 33,893
Truist Financial Corporation
102,000 4.800%,  9/1/2024
b,k
95,356
UBS Group Funding Jersey, Ltd.
74,000 3.000%,  4/15/2021
h
74,789
USB Realty Corporation
168,000
2.366%,  (LIBOR 3M + 1.147%),
1/15/2022
b,h,k
131,880
Ventas Realty, LP
37,000 3.100%,  1/15/2023 36,591
32,000 3.750%,  5/1/2024 32,053
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
h
37,384
20,000 3.750%,  2/15/2027
h
18,600
40,000 4.625%,  12/1/2029
h
36,950
20,000 4.125%,  8/15/2030
h
18,200
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Financials (4.6%) - continued
Wachovia Capital Trust II
$ 40,000
1.719%,  (LIBOR 3M + 0.500%),
1/15/2027
b
$ 34,221
Wells Fargo & Company
45,000 2.100%,  7/26/2021 45,424
37,000 2.625%,  7/22/2022 37,890
64,000 4.125%,  8/15/2023 68,214
50,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
49,799
34,000 3.750%,  1/24/2024 36,177
63,000 2.406%,  10/30/2025
b
63,976
15,000 2.188%,  4/30/2026
b
15,077
Westpac Banking Corporation
29,000 2.000%,  1/13/2023 29,551
29,000 2.894%,  2/4/2030
b
28,568
Total 14,789,976
Mortgage-Backed Securities (3.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
648,244 3.500%,  5/1/2034 685,522
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
745,883 3.000%,  3/25/2050 788,231
209,435 3.000%,  4/1/2050 221,326
145,320 3.500%,  7/1/2047 154,420
515,268 3.000%,  8/1/2047 545,415
Federal National Mortgage
Association
268,997 4.500%,  5/1/2048 290,741
444,605 3.500%,  10/1/2048 470,757
1,228,509 3.500%,  2/1/2049 1,297,115
92,457 3.500%,  6/1/2049 98,003
490,786 3.500%,  8/1/2049 520,974
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,220,000 2.000%,  6/1/2034
d
1,256,505
935,000 2.500%,  6/1/2034
d
976,600
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
775,000 2.500%,  5/1/2050
d
806,999
933,441 4.000%,  7/1/2048 993,463
750,000 3.000%,  5/1/2049
d
791,719
375,000 3.000%,  6/1/2049
d
395,404
725,000 2.500%,  7/1/2049
d
753,705
Total 11,046,899
Technology (1.5%)
Akamai Technologies, Inc.,
Convertible
531,000 0.375%,  9/1/2027
h
554,392
Apple, Inc.
50,000 2.400%,  1/13/2023 52,307
112,000 3.450%,  5/6/2024 123,243
Baidu, Inc.
37,000 3.000%,  6/30/2020 37,051
20,000 3.075%,  4/7/2025 20,441
Booking Holdings, Inc., Convertible
52,000 0.350%,  6/15/2020 59,160

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
32
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Technology (1.5%) - continued
Broadcom Corporation
$ 121,000 2.650%,  1/15/2023 $ 123,347
44,000 3.125%,  1/15/2025 45,420
CommScope Technologies Finance,
LLC
190,000 6.000%,  6/15/2025
h
169,081
Dell International, LLC/ EMC
Corporation
48,000 4.000%,  7/15/2024
h
48,709
10,000 5.850%,  7/15/2025
h
10,902
Diamond 1 Finance Corporation
108,000 5.450%,  6/15/2023
h
114,172
Diamond Sports Group, LLC
60,000 5.375%,  8/15/2026
h
45,600
110,000 6.625%,  8/15/2027
h
60,225
Fiserv, Inc.
70,000 2.750%,  7/1/2024 73,621
Global Payments, Inc.
18,000 2.650%,  2/15/2025 18,505
Harland Clarke Holdings Corporation
105,000 8.375%,  8/15/2022
h
75,170
Hewlett Packard Enterprise Company
55,000 3.600%,  10/15/2020 55,347
36,000 2.250%,  4/1/2023 36,522
15,000 4.450%,  10/2/2023 15,791
Intel Corporation
60,000 3.100%,  7/29/2022 63,157
J2 Global, Inc., Convertible
156,000 3.250%,  6/15/2029 199,370
Lumentum Holdings, Inc.,
Convertible
111,000 0.250%,  3/15/2024 161,284
Marvell Technology Group, Ltd.
37,000 4.200%,  6/22/2023 38,285
Microchip Technology, Inc.,
Convertible
105,000 1.625%,  2/15/2027 131,216
Micron Technology, Inc.
10,000 2.497%,  4/24/2023 10,178
Microsoft Corporation
46,000 2.400%,  2/6/2022 47,424
NCR Corporation
160,000 6.125%,  9/1/2029
h
158,800
Nuance Communications, Inc.,
Convertible
786,000 1.250%,  4/1/2025 947,130
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
52,089
ON Semiconductor Corporation,
Convertible
43,000 1.000%,  12/1/2020 45,195
210,000 1.625%,  10/15/2023 228,849
Open Text Corporation
90,000 4.125%,  2/15/2030
h
87,543
Oracle Corporation
20,000 2.500%,  5/15/2022 20,585
37,000 2.500%,  4/1/2025 39,004
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
54,496
Plantronics, Inc.
120,000 5.500%,  5/31/2023
h
95,076
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Technology (1.5%) - continued
PTC, Inc.
$ 30,000 3.625%,  2/15/2025
h
$ 29,535
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 31,714
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
h
153,750
Teradyne, Inc., Convertible
79,000 1.250%,  12/15/2023 161,083
Texas Instruments, Inc.
38,000 1.375%,  3/12/2025 38,367
Verint Systems, Inc., Convertible
143,000 1.500%,  6/1/2021 138,429
Vishay Intertechnology, Inc.,
Convertible
145,000 2.250%,  6/15/2025 133,630
Total 4,805,195
Transportation (0.3%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
100,125
Air Canada Pass Through Trust
13,252 3.875%,  3/15/2023
h
11,267
Air Lease Corporation
29,000 2.300%,  2/1/2025 25,325
CSX Corporation
32,000 3.700%,  11/1/2023 34,313
Delta Air Lines, Inc.
29,000 2.900%,  10/28/2024 22,763
90,000 7.000%,  5/1/2025
h
92,241
Hertz Corporation
110,000 5.500%,  10/15/2024
h
22,000
90,000 6.000%,  1/15/2028
h
16,200
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 61,746
Meritor, Inc., Convertible
162,000 3.250%,  10/15/2037 155,520
NCL Corporation, Ltd.
110,000 3.625%,  12/15/2024
h
70,675
Penske Truck Leasing Company, LP
32,000 3.375%,  2/1/2022
h
32,499
Ryder System, Inc.
68,000 3.500%,  6/1/2021 68,183
Southwest Airlines Company
30,000 5.250%,  5/4/2025 29,883
Southwest Airlines Company,
Convertible
40,000 1.250%,  5/1/2025 44,146
Union Pacific Corporation
55,000 3.750%,  7/15/2025 61,086
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 53,284
United Continental Holdings, Inc.
50,000 4.875%,  1/15/2025 36,500
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
h
154,440
Total 1,092,196
Utilities (0.8%)
Alabama Power Company
38,000 2.450%,  3/30/2022 39,009

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
33
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Utilities (0.8%) - continued
Ameren Corporation
$ 60,000 2.700%,  11/15/2020 $ 60,466
32,000 2.500%,  9/15/2024 33,114
Berkshire Hathaway Energy Company
26,000 4.050%,  4/15/2025
h
29,237
Calpine Corporation
90,000 4.500%,  2/15/2028
h
87,264
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 38,023
36,000 2.500%,  9/1/2024 37,098
Dominion Energy, Inc.
32,000 2.715%,  8/15/2021 32,285
32,000 3.071%,  8/15/2024 33,622
124,000 4.650%,  12/15/2024
b,k
120,590
DTE Energy Company
51,000 3.300%,  6/15/2022 52,540
53,000 2.529%,  10/1/2024 53,935
Duke Energy Corporation
74,000 2.400%,  8/15/2022 75,916
126,000 4.875%,  9/16/2024
b,k
124,740
Edison International
106,000 2.950%,  3/15/2023 106,015
14,000 3.550%,  11/15/2024 14,409
26,000 4.950%,  4/15/2025 28,210
Evergy, Inc.
36,000 2.450%,  9/15/2024 37,279
Eversource Energy
37,000 2.500%,  3/15/2021 37,304
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,132
24,000 2.050%,  3/1/2025 24,031
Florida Power & Light Company
26,000 2.850%,  4/1/2025 28,161
Georgia Power Company
29,000 2.100%,  7/30/2023 29,910
36,000 2.200%,  9/15/2024 37,048
NextEra Energy Capital Holdings, Inc.
26,000 2.750%,  5/1/2025 27,669
NextEra Energy Operating Partners,
LP
205,000 3.875%,  10/15/2026
h
202,622
NiSource, Inc.
50,000 3.650%,  6/15/2023 53,524
195,000 5.650%,  6/15/2023
b,k
179,400
NRG Energy, Inc., Convertible
115,000 2.750%,  6/1/2048 116,178
Pinnacle West Capital Corporation
37,000 2.250%,  11/30/2020 37,050
PPL Capital Funding, Inc.
64,000 3.950%,  3/15/2024 67,608
PSEG Power, LLC
50,000 3.000%,  6/15/2021 50,691
Public Service Enterprise Group, Inc.
32,000 2.875%,  6/15/2024 33,392
Sempra Energy
62,000 3.550%,  6/15/2024 65,350
Southern Company
37,000 2.350%,  7/1/2021 37,435
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
h
89,168
Principal
Amount Long-Term Fixed Income ( 26 .0% ) Value
Utilities (0.8%) - continued
TransCanada Trust
$ 325,000 5.875%,  8/15/2076
b
$ 307,643
Vistra Operations Company, LLC
110,000 5.000%,  7/31/2027
h
112,189
Total 2,597,257
Total Long-Term Fixed Income
(cost $88,234,156) 84,515,753
Shares
Registered Investment Companies
( 8 .1% ) Value
Unaffiliated  (1.0%)
12,700 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 134,366
17,550 BlackRock Resources &
Commodities Strategy Trust 98,105
1,788 Health Care Select Sector SPDR
Fund 178,317
29,300 Invesco Senior Loan ETF 614,714
37,700 Invesco Variable Rate Preferred ETF
i
879,164
1,812 iShares Dow Jones US Home
Construction Index Fund 66,174
21,850 iShares S&P U.S. Preferred Stock
Index Fund 757,102
3,482 SPDR S&P Regional Banking ETF 132,769
36,578 Templeton Global Income Fund 197,887
321 VanEck Vectors Oil Services ETF
g,i
35,239
47,541 Western Asset High Income
Opportunity Fund, Inc. 209,656
Total 3,303,493
Affiliated  (7.1%)
2,555,366 Thrivent Core Emerging Markets
Debt Fund 23,023,843
Total 23,023,843
Total Registered Investment
Companies (cost $28,306,310) 26,327,336
Shares Preferred Stock ( 1 .5% ) Value
Communications Services (0.2%)
3,925 AT&T, Inc., 4.750%
k
90,314
376 Crown Castle International
Corporation, Convertible, 6.875% 529,747
Total 620,061
Consumer Discretionary (<0.1%)
400 International Flavors & Fragrances,
Inc., Convertible, 6.000% 19,020
Total 19,020
Consumer Staples (0.1%)
10,600 CHS, Inc., 7.100%
b,k
278,780
Total 278,780
Energy (0.1%)
40,412 Crestwood Equity Partners, LP,
9.250%
k
278,843
1,450 Energy Transfer Operating, LP,
7.600%
b,k
30,667

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
34
Shares Preferred Stock ( 1 .5% ) Value
Energy (0.1%) - continued
2,345 Nustar Logistics, LP, 7.953%
b
$ 44,743
Total 354,253
Financials (0.8%)
2,475 Aegon Funding Corporation II,
5.100% 59,425
2,826 Agribank FCB, 6.875%
b,k
282,600
5,200 Allstate Corporation, 5.100%
k
133,120
4,500 Bank of America Corporation,
5.000%
k
112,680
170 Bank of America Corporation,
Convertible, 7.250%
k
235,008
5,050 Capital One Financial Corporation,
5.000%
i,k
117,160
2,200 Cobank ACB, 6.250%
b,k
222,200
5,375 Equitable Holdings, Inc., 5.250%
k
129,645
140 First Horizon Bank, 3.750%
b,h,k
95,200
7,700 GMAC Capital Trust I, 7.477%
b
173,635
3,525 Hartford Financial Services Group,
Inc., 7.875%
b
94,258
3,350 J.P. Morgan Chase & Company,
4.750%
k
84,420
5,600 Morgan Stanley, 7.125%
b,k
152,320
3,600 Regions Financial Corporation,
5.700%
b,k
95,436
725 Synovus Financial Corporation,
5.875%
b,k
15,609
495 Wells Fargo & Company, Convertible,
7.500%
k
692,426
Total 2,695,142
Health Care (0.1%)
404 Danaher Corporation, Convertible,
4.750% 482,008
Total 482,008
Industrials (0.1%)
103 Fortive Corporation, Convertible,
5.000% 85,467
1,457 Stanley Black & Decker, Inc.,
Convertible, 5.250% 115,846
Total 201,313
Real Estate (<0.1%)
2,472 Equity Commonwealth, Convertible,
6.500%
k
67,486
Total 67,486
Utilities (0.1%)
132 Sempra Energy, Convertible, 6.000% 13,505
4,502 Southern Company, Convertible,
6.750% 213,125
Total 226,630
Total Preferred Stock
(cost $4,980,102) 4,944,693
Shares
Collateral Held for Securities Loaned
( 0 .7% ) Value
2,289,597 Thrivent Cash Management Trust $ 2,289,597
Total Collateral Held for Securities
Loaned
(cost $2,289,597) 2,289,597
Shares or
Principal
Amount Short-Term Investments ( 6 .0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.520%, 5/12/2020
n,o
299,992
200,000 0.000%, 5/28/2020 199,987
500,000 1.420%, 6/2/2020
n,o
499,956
200,000 0.500%, 6/9/2020
n
199,978
500,000 0.200%, 7/13/2020
n,o
499,878
200,000 0.100%, 7/22/2020
n,o
199,945
300,000 0.120%, 7/27/2020
n,o
299,913
800,000 0.150%, 7/31/2020
n,o
799,757
Thrivent Core Short-Term Reserve
Fund
1,646,562 1.450% 16,465,623
Total Short-Term Investments (cost
$19,439,897) 19,465,029
Total Investments (cost
$343,930,456) 102.7% $ 333,789,097
Other Assets and Liabilities, Net
(2.7%) (8,891,460)
Total Net Assets 100.0% $ 324,897,637

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
35
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $34,498,348 or 10.6% of total net
assets.
i All or a portion of the security is on loan.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
m All or a portion of the security is insured or guaranteed.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 335,157
Common Stock 1,822,368
Total lending $2,157,525
Gross amount payable upon return of
collateral for securities loaned $2,289,597
Net amounts due to counterparty $132,072
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
36
Shares Common Stock ( 86 .3% ) Value
Communications Services (6.3%)
75,730 Activision Blizzard, Inc. $ 4,826,273
16,528 Alphabet, Inc., Class A
a
22,258,258
3,222 Alphabet, Inc., Class C
a
4,345,383
41,465 AMC Entertainment Holdings, Inc. 204,008
2,668 AMC Networks, Inc.
a
63,632
899,142 Auto Trader Group plc
b
5,175,890
1,236 Boingo Wireless, Inc.
a
17,230
60,172 Carsales.com, Ltd. 550,440
12,687 Cinemark Holdings, Inc. 181,170
180,783 Comcast Corporation 6,802,864
4,851 Consolidated Communications
Holdings, Inc.
a
30,416
10,560 Discovery, Inc., Class A
a
236,755
6,237 EchoStar Corporation
a
196,777
45,251 Facebook, Inc.
a
9,263,332
72,614 Gannett Company, Inc. 82,054
1,907 Hemisphere Media Group, Inc.
a
17,697
459,000 HKT Trust and HKT, Ltd. 740,698
10,588 Interpublic Group of Companies, Inc. 179,784
14,982 Ipsos SA 288,486
44,400 KDDI Corporation 1,286,015
11,888 Lions Gate Entertainment
Corporation, Class A
a
84,880
9,621 Lions Gate Entertainment
Corporation, Class B
a
64,268
106,413 Live Nation Entertainment, Inc.
a,c
4,774,751
536 Madison Square Garden
Entertainment Corporation
a
44,327
459,826 Mediaset Espana Comunicacion SA
a
1,647,700
10,504 Meredith Corporation 155,774
2,511 News Corporation 25,663
3,000 Nintendo Company, Ltd. 1,238,773
67,000 NTT DOCOMO, Inc. 1,974,572
55,103 Orange SA 669,451
48,473 ORBCOMM, Inc.
a
127,969
38,235 Rightmove plc 239,061
5,084 RingCentral, Inc.
a
1,161,847
2,361 Scholastic Corporation 68,634
200,053 Seven West Media, Ltd.
a
11,003
2,128 Sinclair Broadcast Group, Inc. 37,559
160,100 SoftBank Corporation 2,180,238
31,700 SoftBank Group Corporation 1,358,746
6,420 Take-Two Interactive Software, Inc.
a
777,141
2,981,177 Telecom Italia SPA
a
1,183,859
286,237 Telefonica SA 1,308,821
1,316 Telephone & Data Systems, Inc. 25,820
155,500 TV Asahi Holdings Corporation 2,308,340
125,508 Uber Technologies, Inc.
a
3,799,127
196,698 Verizon Communications, Inc. 11,300,300
37,513 ViacomCBS, Inc. 647,474
202,954 Vodafone Group plc 286,301
35,934 Wolters Kluwer NV 2,643,080
Total 96,892,641
Consumer Discretionary (9.5%)
5,002 Abercrombie & Fitch Company 52,921
5,877 Adient plc
a
88,037
17,154 Amazon.com, Inc.
a
42,438,996
2,507 American Axle & Manufacturing
Holdings, Inc.
a
10,830
14,572 American Eagle Outfitters, Inc. 115,847
849 American Public Education, Inc.
a
21,879
9,600 AOKI Holdings, Inc. 58,324
14,500 Aoyama Trading Company, Ltd. 122,494
94,109 Aptiv plc 6,545,281
12,466 At Home Group, Inc.
a
29,295
Shares Common Stock ( 86 .3% ) Value
Consumer Discretionary (9.5%) - continued
22,500 Autobacs Seven Company, Ltd. $ 262,744
1,920 AutoZone, Inc.
a
1,959,014
7,717 Beazer Homes USA, Inc.
a
54,328
31,772 Bed Bath & Beyond, Inc. 196,669
32,845 Berkeley Group Holdings plc 1,724,126
4,184 Big Lots, Inc. 98,115
2,286 BJ's Restaurants, Inc. 49,972
664 Boyd Gaming Corporation 11,082
13,200 Bridgestone Corporation 410,881
18,341 Bright Horizons Family Solutions,
Inc.
a
2,135,809
9,551 Burlington Stores, Inc.
a
1,744,872
3,206 Caleres, Inc. 26,001
4,439 Camping World Holdings, Inc. 39,374
1,096 Capri Holdings, Ltd.
a
16,714
7,363 Carnival Corporation 117,072
3,948 Century Casinos, Inc.
a
17,904
2,301 Century Communities, Inc.
a
49,287
52,102 Chico's FAS, Inc. 78,153
6,165 Chipotle Mexican Grill, Inc.
a
5,416,261
25,000 Chiyoda Company, Ltd. 239,488
126 Churchill Downs, Inc. 12,628
283,600 Citizen Watch Company, Ltd. 1,000,923
36,281 Cooper-Standard Holdings, Inc.
a
466,211
1,108 Cracker Barrel Old Country Store, Inc. 107,919
7,359 Culp, Inc. 52,323
47,632 D.R. Horton, Inc. 2,249,183
5,666 Dana, Inc. 65,159
4,004 Dave & Buster's Entertainment, Inc. 58,619
182,500 Denso Corporation 6,415,193
3,192 Dick's Sporting Goods, Inc. 93,813
2,693 Dine Brands Global, Inc. 119,542
3,947 Domino's Pizza, Inc. 1,428,538
26,910 Duluth Holdings, Inc.
a
107,909
9,979 Emerald Holding, Inc 22,752
5,628 Ethan Allen Interiors, Inc. 63,653
10,985 Etsy, Inc.
a
712,597
6,000 Exedy Corporation 96,673
8,494 Express, Inc.
a
17,583
5,676 Extended Stay America, Inc. 61,698
25,691 Five Below, Inc.
a
2,316,301
10,207 Foot Locker, Inc. 261,605
20,631 Fossil, Inc.
a
81,699
458,000 Galaxy Entertainment Group, Ltd. 2,945,629
22,839 GameStop Corporation
a
130,867
6,364 Gap, Inc. 51,676
10,431 Garrett Motion, Inc.
a
56,849
6,928 Genuine Parts Company 549,252
10,060 Goodyear Tire & Rubber Company 72,130
2,564 Grand Canyon Education, Inc.
a
220,555
266 Group 1 Automotive, Inc. 15,053
3,080 GrubHub, Inc.
a
147,193
4,379 Hertz Global Holdings, Inc.
a
17,691
39,372 Home Depot, Inc. 8,655,147
1,815 Hooker Furniture Corporation 27,207
1,914 Hovnanian Enterprises, Inc.
a
24,155
33,200 Industria de Diseno Textil SA 850,335
5,812 KB Home 152,507
14,686 Knoll, Inc. 171,239
1,335 Kohl's Corporation 24,644
9,684 L Brands, Inc. 115,143
8,093 Lear Corporation 790,281
71,619 Lowe's Companies, Inc. 7,502,090
1,978 Lumber Liquidators Holdings, Inc.
a
13,945
20,304 Macy's, Inc. 118,981

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
37
Shares Common Stock ( 86 .3% ) Value
Consumer Discretionary (9.5%) - continued
536 Madison Square Garden Sports
Corporation
a
$ 91,828
5,547 Marcus Corporation 80,653
698 Marriott Vacations Worldwide
Corporation 57,934
37,064 Mattel, Inc.
a
323,198
26,307 Michaels Companies, Inc.
a
79,973
4,620 Modine Manufacturing Company
a
21,391
10,035 Mohawk Industries, Inc.
a
880,270
338,797 Moneysupermarket.com Group plc 1,349,857
899 Newell Brands, Inc. 12,478
107,400 NHK Spring Company, Ltd. 710,643
62,546 NIKE, Inc. 5,452,760
55,800 Nissan Motor Company, Ltd. 189,932
1,701 Norwegian Cruise Line Holdings,
Ltd.
a
27,896
337 NVR, Inc.
a
1,044,700
28,705 Office Depot, Inc. 63,725
21,375 Ollie's Bargain Outlet Holdings, Inc.
a
1,451,576
23,600 Onward Holdings Company, Ltd. 73,837
2,700 Oriental Land Company, Ltd. 341,402
9,130 Park Hotels & Resorts, Inc. 86,826
15,979 Party City Holdco, Inc.
a
12,120
16,912 Penn National Gaming, Inc.
a
301,372
41,314 Planet Fitness, Inc.
a
2,492,474
86,579 Playa Hotels and Resorts NV
a
213,850
17,400 PLENUS Company, Ltd. 284,995
676 PVH Corporation 33,280
25,322 Qurate Retail, Inc.
a
203,969
30,609 Red Rock Resorts, Inc. 335,475
213,170 Redrow plc 1,238,579
30,400 Rinnai Corporation 2,302,664
12,283 Ruth's Hospitality Group, Inc. 138,245
6,317 Sally Beauty Holdings, Inc.
a
61,338
48,400 Sangetsu Company, Ltd. 720,341
24,600 SHIMAMURA Company, Ltd. 1,550,941
9,157 Signet Jewelers, Ltd. 92,119
8,742 Six Flags Entertainment Corporation 174,927
15,369 Skyline Corporation
a
302,923
22,500 Sony Corporation 1,447,968
47,311 Sony Corporation ADR 3,039,732
11,381 Standard Motor Products, Inc. 463,093
561,900 Sumitomo Electric Industries, Ltd. 5,781,081
11,000 Sumitomo Forestry Company, Ltd. 135,895
259,200 Sumitomo Rubber Industries, Ltd. 2,515,935
22,880 Super Retail Group, Ltd. 93,345
11,819 Tailored Brands, Inc. 19,620
6,900 Takara Standard Company, Ltd. 101,689
709 Tapestry, Inc. 10,550
16,372 Taylor Morrison Home Corporation
a
238,213
801,104 Taylor Wimpey plc 1,479,504
13,919 Tenneco, Inc.
a
72,240
16,660 Texas Roadhouse, Inc. 784,519
2,985 Thor Industries, Inc. 197,607
6,285 Toll Brothers, Inc. 150,966
41,800 Toyoda Gosei Company, Ltd. 778,535
7,924 Tri Pointe Homes, Inc.
a
90,968
17,532 Tupperware Brands Corporation 56,453
6,214 Ulta Beauty, Inc.
a
1,354,155
3,042 Urban Outfitters, Inc.
a
52,748
4,477 Vail Resorts, Inc. 765,567
4,235 Wendy's Company 84,107
241 Williams-Sonoma, Inc. 14,903
8,847 Wingstop, Inc. 1,037,488
Shares Common Stock ( 86 .3% ) Value
Consumer Discretionary (9.5%) - continued
9,011 Workhorse Group, Inc.
a
$ 26,402
Total 146,190,634
Consumer Staples (3.3%)
751 Andersons, Inc. 12,744
46,985 Anheuser-Busch InBev NV 2,188,103
27,900 Arcs Company, Ltd. 523,487
4,742 B&G Foods, Inc. 92,090
233 Beyond Meat, Inc.
a
23,065
9,236 BJ's Wholesale Club Holdings, Inc.
a
242,999
36,789 Carlsberg AS 4,641,043
9,574 Casey's General Stores, Inc. 1,449,599
2,414 Central Garden & Pet Company
a
79,517
3,772 Edgewell Personal Care Company
a
104,145
931 Energizer Holdings, Inc. 36,272
36,465 ForFarmers BV 242,959
8,832 Glanbia plc 93,993
2,908 Hain Celestial Group, Inc.
a
75,143
8,300 Kao Corporation 640,066
24,100 Kewpie Corporation 478,581
14,994 Kimberly-Clark Corporation 2,076,369
137 Lindt & Spruengli AG 1,067,229
4,936 L'Oreal SA
a
1,435,104
9,000 Ministop Company, Ltd. 124,176
10,640 Monster Beverage Corporation
a
657,658
105,390 Nestle SA 11,161,858
53,952 Philip Morris International, Inc. 4,024,819
9,795 Reckitt Benckiser Group plc 815,917
2,096 Seneca Foods Corporation
a
75,414
20,285 Simply Good Foods Company
a
382,372
3,045 Sprouts Farmers Markets, Inc.
a
63,275
53,100 Sugi Holdings Company, Ltd. 3,202,038
111,600 Sundrug Company, Ltd. 3,821,014
3,486 TreeHouse Foods, Inc.
a
180,331
30,393 Turning Point Brands, Inc. 708,157
46,642 Unilever NV 2,322,749
10,203 United Natural Foods, Inc.
a
108,560
5,844 Vector Group, Ltd. 62,531
65,592 Wal-Mart Stores, Inc. 7,972,708
Total 51,186,085
Energy (2.5%)
57,615 Antero Midstream Corporation 273,671
1,307 Apache Corporation 17,096
80,247 Archrock, Inc. 385,988
118,700 BP plc ADR 2,825,060
86,752 Callon Petroleum Company
a
81,521
18,315 Centennial Resource Development,
Inc.
a
21,612
37,256 Chevron Corporation 3,427,552
19,433 Cimarex Energy Company 493,987
14,345 CNX Resources Corporation
a
152,057
8,415 Concho Resources, Inc. 477,299
32,190 ConocoPhillips 1,355,199
19,465 Continental Resources, Inc. 319,031
13,968 Core Laboratories NV 273,913
11,331 Devon Energy Corporation 141,298
124,904 Eni SPA 1,189,882
35,187 EnLink Midstream, LLC 78,115
82,945 Enterprise Products Partners, LP 1,456,514
30,283 EQT Corporation 441,829
23,048 Equitrans Midstream Corporation 193,142
11,199 Exterran Corporation
a
76,153
26,460 Exxon Mobil Corporation 1,229,596
16,572 Frank's International NV
a
40,270

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
38
Shares Common Stock ( 86 .3% ) Value
Energy (2.5%) - continued
4,246 Gaztransport Et Technigaz SA $ 307,824
25,214 Gran Tierra Energy, Inc.
a
8,558
80,710 Halliburton Company 847,455
8,657 Helmerich & Payne, Inc. 171,149
705,000 JXTG Holdings, Inc. 2,499,479
11,734 Liberty Oilfield Services, Inc. 55,385
241,986 Marathon Oil Corporation 1,480,954
71,816 Marathon Petroleum Corporation 2,303,857
2,129 Nabors Industries, Ltd.
a
31,360
12,690 NexTier Oilfield Solutions, Inc.
a
29,441
32,553 Nine Energy Service, Inc.
a
47,202
14,173 Oceaneering International, Inc.
a
72,849
2,760 Oil States International, Inc.
a
9,494
9,016 OMV AG 294,390
28,560 Patterson-UTI Energy, Inc. 105,386
6,055 PBF Energy, Inc. 69,027
5,279 PDC Energy, Inc.
a
68,574
8,651 Peabody Energy Corporation 29,327
1,772 Penn Virginia Corporation
a
11,146
25,390 Pioneer Natural Resources Company 2,267,581
9,870 Plains GP Holdings, LP 90,705
5,039 ProPetro Holding Corporation
a
21,365
189,374 QEP Resources, Inc. 186,723
218,729 Royal Dutch Shell plc, Class A 3,601,193
353,472 Royal Dutch Shell plc, Class B 5,658,581
11,288 RPC, Inc. 38,492
6,993 SM Energy Company 28,322
67,630 Southwestern Energy Company
a
218,445
17,708 Talos Energy, Inc.
a
201,694
6,288 Targa Resources Corporation 81,493
35,273 TC Energy Corporation 1,623,326
28,836 Total SA 1,023,463
87,133 Transocean, Ltd.
a
111,530
Total 38,546,555
Financials (13.4%)
337 1st Source Corporation 11,704
199,255 AB Industrivarden
a
4,077,355
65,536 Aflac, Inc. 2,440,561
12,544 AG Mortgage Investment Trust, Inc. 40,015
137,800 AIA Group, Ltd. 1,264,697
1,540 Alleghany Corporation 821,913
52,094 Allianz SE 9,586,971
1,916 American Equity Investment Life
Holding Company 40,274
42,452 American Express Company 3,873,745
29,485 American Financial Group, Inc. 1,953,086
49,365 American International Group, Inc. 1,255,352
3,828 Ameriprise Financial, Inc. 439,990
14,851 Ameris Bancorp 377,661
1,942 Argo Group International Holdings,
Ltd. 68,669
837 ARMOUR Residential REIT, Inc. 7,399
7,764 Arthur J. Gallagher & Company 609,474
3,386 Artisan Partners Asset Management,
Inc. 99,684
16,883 Associated Banc-Corp 238,726
7,426 Assured Guaranty, Ltd. 220,775
41,685 Baloise Holding AG 6,236,802
523,197 Bank Leumi Le-Israel BM 2,819,038
515,469 Bank of America Corporation 12,397,029
1,297 Bank of Marin Bancorp 42,749
70,429 Bank of Montreal
c
3,580,775
5,230 Bank OZK 118,303
7,435 BankFinancial Corporation 61,487
5,109 BankUnited, Inc. 101,209
Shares Common Stock ( 86 .3% ) Value
Financials (13.4%) - continued
12,209 Banner Corporation $ 469,192
1,889 BOK Financial Corporation 97,831
40,048 Boston Private Financial Holdings,
Inc. 304,365
4,904 Brighthouse Financial, Inc.
a
126,082
62,447 BrightSphere Investment Group 462,732
2,839 Brown & Brown, Inc. 101,948
3,849 Byline Bancorp, Inc. 47,420
1,724 Cadence Bancorporation 11,413
69,007 Capital One Financial Corporation 4,468,893
8,415 Cboe Global Markets, Inc. 836,283
115,381 Charles Schwab Corporation 4,352,171
19,546 Chubb, Ltd. 2,111,163
434,866 CI Financial Corporation 4,620,617
5,407 Cincinnati Financial Corporation 355,781
12,439 CIT Group, Inc. 236,092
162,616 Citigroup, Inc. 7,896,633
20,640 Citizens Financial Group, Inc. 462,130
21,990 CNP Assurances
a
226,865
70,979 Colony Capital, Inc. 163,961
45,167 Comerica, Inc. 1,574,522
77,069 Commonwealth Bank of Australia 3,113,309
737 Community Bank System, Inc. 46,055
11,555 Community Trust Bancorp, Inc. 391,715
14,497 Cullen/Frost Bankers, Inc. 1,041,754
311,400 DBS Group Holdings, Ltd. 4,384,235
15,297 Deutsche Boerse AG 2,371,633
152,819 Deutsche Pfandbriefbank AG
b
1,123,243
423 Diamond Hill Investment Group, Inc. 46,344
9,920 Discover Financial Services 426,262
311,318 DnB ASA
c
3,769,410
4,834 East West Bancorp, Inc. 169,528
2,354 Encore Capital Group, Inc.
a
61,157
3,443 Enterprise Financial Services
Corporation 105,838
12,380 Essent Group, Ltd. 338,222
75,255 Euronext NV
b
6,317,986
93,740 Everi Holdings, Inc.
a
464,013
1,914 FBL Financial Group, Inc. 74,799
1,118 Federal Agricultural Mortgage
Corporation 74,492
13,730 Fifth Third Bancorp 256,614
7,428 Financial Institutions, Inc. 143,732
6,069 First American Financial Corporation 279,902
950 First Bancshares, Inc. 18,924
12,419 First Busey Corporation 228,758
1,682 First Citizens BancShares, Inc. 642,524
20,403 First Defiance Financial Corporation 354,604
6,287 First Financial Corporation 223,314
11,499 First Interstate BancSystem, Inc. 388,666
9,179 First Midwest Bancorp, Inc. 135,666
1,199 First of Long Island Corporation 18,932
6,212 First Republic Bank 647,849
737,856 FlexiGroup, Ltd. 430,956
6,365 Goldman Sachs Group, Inc. 1,167,468
16,116 Granite Point Mortgage Trust, Inc. 80,258
10,934 Great Southern Bancorp, Inc. 465,460
12,902 Great Western Bancorp, Inc. 242,558
11,620 Hamilton Lane, Inc. 753,557
4,250 Hancock Whitney Corporation 88,868
1,037 Hanmi Financial Corporation 12,517
7,712 Hanover Insurance Group, Inc. 774,131
61,618 Hartford Financial Services Group,
Inc. 2,340,868
9,590 Heritage Commerce Corporation 85,159
1,040 Heritage Financial Corporation 20,852

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
39
Shares Common Stock ( 86 .3% ) Value
Financials (13.4%) - continued
8,741 Hometrust Bancshares, Inc. $ 134,349
13,201 Horizon Bancorp, Inc. 150,227
1,749 Houlihan Lokey, Inc. 103,856
234,475 HSBC Holdings plc 1,205,187
13,142 Independent Bank Corporation 193,056
14,738 Interactive Brokers Group, Inc. 604,258
3,837 International Bancshares
Corporation 111,235
1,224,218 Israel Discount Bank, Ltd. 3,971,748
25,368 J.P. Morgan Chase & Company 2,429,240
853 Janus Henderson Group plc 15,269
51,100 Japan Exchange Group, Inc. 950,482
85,500 Japan Post Bank Company, Ltd. 793,883
14,000 Japan Post Holdings Company, Ltd. 111,984
116,990 KeyCorp 1,362,934
9,950 L E Lundbergforetagen AB
a
417,771
1,992 Ladder Capital Corporation 15,836
3,779 Lakeland Bancorp, Inc. 42,287
79,355 Laurentian Bank of Canada
c
1,772,439
5,067 Loews Corporation 175,622
5,827 M&T Bank Corporation 653,090
316,849 Manulife Financial Corporation 3,990,347
2,870 Mercantile Bank Corporation 67,732
57,027 MetLife, Inc. 2,057,534
10,534 MidWestOne Financial Group, Inc. 219,845
174,100 Mitsubishi UFJ Financial Group, Inc. 703,364
27,221 Mizrahi Tefahot Bank, Ltd. 557,517
84,908 Morgan Stanley 3,347,922
264 Morningstar, Inc. 41,173
7,646 Mr. Cooper Group, Inc.
a
73,249
10,900 MS and AD Insurance Group
Holdings, Inc. 314,030
3,827 MSCI, Inc. 1,251,429
26,082 National Bank of Canada 1,051,937
175 National Western Life Group, Inc. 33,728
191,075 Natixis 451,087
1,098 NBT Bancorp, Inc. 36,377
5,385 New York Community Bancorp, Inc. 58,481
1,246 NMI Holdings, Inc.
a
16,846
6,659 Northern Trust Corporation 527,126
4,611 Northwest Bancshares, Inc. 48,923
2,220 OFG Bancorp 27,928
2,277 Old Republic International
Corporation 36,318
6,597 Old Second Bancorp, Inc. 54,293
20,016 Onex Corporation 922,610
3,934 PacWest Bancorp 79,624
22,970 Paragon Banking Group plc 96,169
20,702 Pargesa Holding SA 1,472,669
314 Park National Corporation 25,114
2,459 Peoples Bancorp, Inc. 59,778
24,400 PNC Financial Services Group, Inc. 2,602,748
31,286 Popular, Inc. 1,207,327
82,740 Power Corporation of Canada 1,323,174
14,911 Prosight Global, Inc.
a
124,656
1,612 Provident Financial Services, Inc. 23,132
10,732 QCR Holdings, Inc. 330,331
10,835 Radian Group, Inc. 162,308
61,731 Raymond James Financial, Inc. 4,069,308
1,134 Ready Capital Corporation 7,564
17,816 Redwood Trust, Inc. 73,046
9,440 Reinsurance Group of America, Inc. 988,179
7,291 Renasant Corporation 191,243
44,180 Royal Bank of Canada 2,717,866
18,584 S&P Global, Inc. 5,442,882
1,544 Safety Insurance Group, Inc. 129,881
Shares Common Stock ( 86 .3% ) Value
Financials (13.4%) - continued
3,769 Sandy Spring Bancorp, Inc. $ 96,110
11,248 Santander Consumer USA Holdings,
Inc. 175,356
16,461 Seacoast Banking Corporation of
Florida
a
369,879
20,449 SEI Investments Company 1,042,081
854 Selective Insurance Group, Inc. 42,811
25,700 Senshu Ikeda Holdings, Inc. 40,120
60,800 Singapore Exchange, Ltd. 414,602
6,099 SLM Corporation 50,866
14,680 Spirit of Texas Bancshares, Inc.
a
168,673
620 Starwood Property Trust, Inc. 8,023
160,054 Sun Life Financial, Inc. 5,485,956
7,332 SVB Financial Group
a
1,416,322
17,064 Swiss Life Holding AG 6,051,295
34,312 Synovus Financial Corporation 720,895
5,406 T. Rowe Price Group, Inc. 625,096
462 TCF Financial Corporation 13,717
2,608 Territorial Bancorp, Inc. 65,539
7,617 TMX Group, Ltd. 659,890
30,100 Tokio Marine Holdings, Inc. 1,412,164
9,957 Topdanmark AS 401,938
276,416 Toronto-Dominion Bank 11,549,520
10,440 TPG RE Finance Trust, Inc. 80,284
5,704 TriCo Bancshares 171,804
20,868 TrustCo Bank Corporation 131,468
83,049 U.S. Bancorp 3,031,289
452 UMB Financial Corporation 22,980
3,817 Umpqua Holdings Corporation 47,808
1,012 Univest Financial Corporation 17,912
65 Virtus Investment Partners, Inc. 5,283
1,000 Walker & Dunlop, Inc. 38,430
3,696 Washington Trust Bancorp, Inc. 129,397
24,050 Webster Financial Corporation 679,413
4,993 WesBanco, Inc. 123,227
800 Westamerica Bancorporation 50,400
11,077 Western Alliance Bancorp 397,443
19,874 Western Asset Mortgage Capital
Corporation 60,616
27,401 Wintrust Financial Corporation 1,148,102
79,648 Zions Bancorporations NA 2,517,673
Total 207,529,599
Health Care (14.2%)
2,469 Acadia Healthcare Company, Inc.
a
59,281
735 Acceleron Pharma, Inc.
a
66,540
11,251 ADMA Biologics, Inc.
a
33,190
5,382 Aduro Biotech, Inc.
a
14,881
11,425 Aerie Pharmaceuticals, Inc.
a
174,117
4,817 Agenus, Inc.
a
12,837
6,300 Agile Therapeutics, Inc.
a
15,277
9,801 Agilent Technologies, Inc. 751,345
17,632 Agios Pharmaceuticals, Inc.
a
725,380
3,251 Akebia Therapeutics, Inc.
a
26,333
1,081 Alexion Pharmaceuticals, Inc.
a
116,175
5,616 Alkermes plc
a
76,995
4,228 AmerisourceBergen Corporation 379,082
3,980 Amgen, Inc. 952,096
5,963 AnaptysBio, Inc.
a
93,142
4,466 Anavex Life Sciences Corporation
a
15,452
4,231 Arena Pharmaceuticals, Inc.
a
207,192
1,454 Argenx SE ADR
a
212,996
1,441 Assembly Biosciences, Inc.
a
25,232
3,078 Atara Biotherapeutics, Inc.
a
25,517
1,281 Athenex, Inc.
a
11,452
141 Atrion Corporation 89,088

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
40
Shares Common Stock ( 86 .3% ) Value
Health Care (14.2%) - continued
829 AVROBIO, Inc.
a
$ 10,669
30,600 Axonics Modulation Technologies,
Inc.
a
985,626
695 Axsome Therapeutics, Inc.
a
66,046
10,225 Biogen, Inc.
a
3,035,087
11,186 Biohaven Pharmaceutical Holding
Company, Ltd.
a
526,861
1,894 Bio-Rad Laboratories, Inc.
a
833,549
11,299 Bio-Techne Corporation 2,542,275
2,431 Bluebird Bio, Inc.
a
130,982
474 Blueprint Medicines Corporation
a
27,885
1,102 Bruker Corporation 43,331
41,440 Catalent, Inc.
a
2,865,576
63,940 Centene Corporation
a
4,257,125
5,012 Charles River Laboratories
International, Inc.
a
725,086
1,017 Chemed Corporation 423,652
14,400 Chugai Pharmaceutical Company,
Ltd. 1,716,505
21,717 Cigna Holding Company 4,251,754
3,611 Clovis Oncology, Inc.
a
27,480
5,875 Community Health Systems, Inc.
a
17,801
13,595 CryoLife, Inc.
a
303,576
54,742 CSL, Ltd. 10,911,552
88,853 CVS Health Corporation 5,468,902
2,852 CytomX Therapeutics, Inc.
a
29,433
13,000 Daiichi Sankyo Company, Ltd. 893,636
771 Deciphera Pharmaceuticals, Inc.
a
44,703
5,931 Dexcom, Inc.
a
1,988,071
8,225 Dynavax Technologies Corporation
a
34,956
25,458 Edwards Lifesciences Corporation
a
5,537,115
2,419 Encompass Health Corporation 160,259
9,549 Endo International plc
a
43,925
16,184 Gilead Sciences, Inc. 1,359,456
579,070 GlaxoSmithKline plc 12,080,841
813 Global Blood Therapeutics, Inc.
a
62,211
66,509 Grifols SA 2,269,755
30,361 Guardant Health, Inc.
a
2,336,583
19,123 Halozyme Therapeutics, Inc.
a
433,232
18,080 HCA Healthcare, Inc. 1,986,630
1,356 HealthStream, Inc.
a
30,951
8,324 Hill-Rom Holdings, Inc. 936,367
11,481 Humana, Inc. 4,383,675
20,218 ImmunoGen, Inc.
a
82,489
2,088 Insmed, Inc.
a
48,024
13,550 Inspire Medical Systems, Inc.
a
970,993
3,910 Insulet Corporation
a
780,905
838 Intra-Cellular Therapies, Inc.
a
14,807
12,277 Intuitive Surgical, Inc.
a
6,272,074
1,895 Invitae Corporation
a
31,362
2,873 Iovance Biotherapeutics, Inc.
a
92,367
55,816 Johnson & Johnson 8,374,633
6,504 Kadmon Holdings, Inc.
a
27,967
12,000 KYORIN Holdings, Inc. 249,370
1,688 Laboratory Corporation of America
Holdings
a
277,592
20,837 LHC Group, Inc.
a
2,708,602
3,536 Ligand Pharmaceuticals, Inc.
a
348,544
3,906 LNA Sante 173,255
5,300 M3, Inc. 191,298
3,060 MacroGenics, Inc.
a
22,032
66,432 Medtronic plc 6,485,756
97,739 Merck & Company, Inc. 7,754,612
1,889 Mersana Therapeutics, Inc.
a
17,058
1,731 Mesa Laboratories, Inc. 411,978
298 Mirati Therapeutics, Inc.
a
25,342
Shares Common Stock ( 86 .3% ) Value
Health Care (14.2%) - continued
4,219 Molina Healthcare, Inc.
a
$ 691,789
798 Momenta Pharmaceuticals, Inc.
a
25,297
3,322 Myovant Sciences, Ltd.
a
39,798
1,791 Myriad Genetics, Inc.
a
27,689
23,429 Natera, Inc.
a
867,810
6,835 National Healthcare Corporation 467,309
6,952 Nektar Therapeutics
a
133,478
5,588 Neurocrine Biosciences, Inc.
a
548,406
14,385 Nevro Corporation
a
1,692,251
203,705 Novartis AG 17,383,874
197,615 Novo Nordisk AS 12,605,866
38,997 Novo Nordisk AS ADR 2,469,680
13,500 Olympus Corporation
a
214,203
39,435 Optinose, Inc.
a
159,317
3,161 Orthifix Medical, Inc.
a
112,057
84,078 Pfizer, Inc. 3,225,232
2,356 Portola Pharmaceuticals, Inc.
a
16,680
14,711 PRA Health Sciences, Inc.
a
1,419,612
2,707 Precision BioSciences, Inc.
a
18,624
1,610 Prothena Corporation plc
a
18,064
2,366 Puma Biotechnology, Inc.
a
23,778
1,840 Quest Diagnostics, Inc. 202,602
847 Reata Pharmaceuticals, Inc.
a
133,962
76,408 Recordati SPA 3,327,407
6,447 Repligen Corporation
a
748,819
3,355 ResMed, Inc. 521,099
7,287 Rite Aid Corporation
a
104,423
53,643 Roche Holding AG 18,576,430
3,007 Sage Therapeutics, Inc.
a
117,213
3,132 Sarepta Therapeutics, Inc.
a
369,200
652 Siegfried Holding AG
a
297,191
16,471 Silk Road Medical, Inc.
a
689,805
15,834 Sonova Holding AG 2,859,838
11,093 Spectrum Pharmaceuticals, Inc.
a
32,170
16,256 Stryker Corporation 3,030,606
707 Surmodics, Inc.
a
26,937
18,346 Tactile Systems Technology, Inc.
a
947,021
42,200 Takeda Pharmaceutical Company,
Ltd. 1,521,793
6,189 Teleflex, Inc. 2,075,791
7,555 Tenet Healthcare Corporation
a
152,460
17,545 Thermo Fisher Scientific, Inc. 5,871,961
2,881 Tilray, Inc.
a
23,192
6,000 Tsumura & Company 165,974
1,544 U.S. Physical Therapy, Inc. 116,572
2,664 United Therapeutics Corporation
a
291,868
3,044 Varian Medical Systems, Inc.
a
348,173
27,404 Veeva Systems, Inc.
a
5,228,683
24,464 Vertex Pharmaceuticals, Inc.
a
6,145,357
4,725 Viking Therapeutics, Inc.
a
27,216
1,938 Waters Corporation
a
362,406
1,619 West Pharmaceutical Services, Inc. 306,412
9,263 Wright Medical Group NV
a
269,739
10,179 Zimmer Biomet Holdings, Inc. 1,218,426
68,271 Zoetis, Inc. 8,828,123
Total 220,327,462
Industrials (10.6%)
13,154 A.O. Smith Corporation 557,467
60,827 Aalberts NV
a
1,712,878
3,172 AECOM
a
115,017
3,975 Aegion Corporation
a
63,799
15,420 Aerojet Rocketdyne Holdings, Inc.
a
634,379
3,590 Aeroports de Paris SA 350,445
24,418 Altra Industrial Motion Corporation 681,506
7,665 American Airlines Group, Inc. 92,057

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Shares Common Stock ( 86 .3% ) Value
Industrials (10.6%) - continued
8,688 AMETEK, Inc. $ 728,663
13,531 ASGN, Inc.
a
628,515
117,211 Assa Abloy AB 2,098,304
3,974 Atlas Air Worldwide Holdings, Inc.
a
130,546
160,195 Atlas Copco AB, Class A 5,521,037
62,896 Atlas Copco AB, Class B 1,945,491
3,685 Avis Budget Group, Inc.
a
60,729
20,450 AZZ, Inc. 641,925
1,592 Bloom Energy Corporation
a
12,211
6,672 Boeing Company 940,885
16,386 BWX Technologies, Inc. 869,441
1,239 Carlisle Companies, Inc. 149,869
118,363 Carrier Global Corporation
a
2,096,209
11,165 Casella Waste Systems, Inc.
a
517,833
28,462 CBIZ, Inc.
a
675,972
11,571 Chart Industries, Inc.
a
413,316
27,052 CIA De Distribucion Integral 482,888
285 Columbus McKinnon Corporation 7,718
8,669 Copart, Inc.
a
694,474
3,572 Cornerstone Building Brands, Inc.
a
19,039
3,128 CRA International, Inc. 131,783
19,356 Crane Company 1,053,934
10,040 CSW Industrials, Inc. 665,050
27,564 CSX Corporation 1,825,564
11,533 Curtiss-Wright Corporation 1,195,395
78,120 Delta Air Lines, Inc. 2,024,089
2,556 Douglas Dynamics, Inc. 94,470
21,049 EMCOR Group, Inc. 1,337,243
6,945 Expeditors International of
Washington, Inc. 497,297
17,078 Fluor Corporation 199,813
15,614 Forrester Research, Inc.
a
488,718
8,439 FuelCell Energy, Inc.
a
17,047
4,370 Geberit AG 1,954,277
22,666 General Dynamics Corporation 2,960,633
6,097 Gorman-Rupp Company 179,861
24,700 GS Yuasa Corporation 351,004
338,127 GWA Group, Ltd. 606,924
33,000 Hanwa Company, Ltd. 524,240
770 Herc Holdings, Inc.
a
21,737
37,500 Hino Motors, Ltd. 223,077
66,335 Honeywell International, Inc. 9,412,936
7,814 Hubbell, Inc. 972,296
2,017 ICF International, Inc. 148,330
14,054 IDEX Corporation 2,159,116
80,200 Inaba Denki Sangyo Company, Ltd. 1,696,687
21,500 Ingersoll - Rand, Inc.
a
625,220
2,047 Interface, Inc. 18,914
6,846 John Bean Technologies Corporation 525,362
95,238 Johnson Controls International plc 2,772,378
12,330 Kansas City Southern 1,609,681
3,347 KAR Auction Services, Inc. 50,138
102,600 Kinden Corporation 1,650,946
102,772 Koninklijke Philips NV 4,480,107
114,116 Legrand SA 7,693,354
20,508 Lincoln Electric Holdings, Inc. 1,651,099
13,842 Lockheed Martin Corporation 5,385,369
5,307 Manpower, Inc. 393,992
403,800 Marubeni Corporation 1,944,636
2,796 Masonite International Corporation
a
165,188
5,071 Mercury Systems, Inc.
a
452,130
35,422 Meritor, Inc.
a
726,151
234,100 Mitsubishi Corporation 4,964,791
32,500 Mitsuboshi Belting, Ltd. 444,998
383,800 Mitsui & Company, Ltd. 5,357,212
3,975 MSC Industrial Direct Company, Inc. 237,069
Shares Common Stock ( 86 .3% ) Value
Industrials (10.6%) - continued
131,393 National Express Group plc $ 452,139
108,600 Nitto Kogyo Corporation 1,829,551
56,084 Nobina AB
b
305,829
6,200 Nordson Corporation 997,642
19,866 Norfolk Southern Corporation 3,399,073
8,143 Old Dominion Freight Line, Inc.
a
1,183,096
26,756 Otis Worldwide Corporation
a
1,362,148
177,042 PageGroup plc 838,417
20,520 Parker-Hannifin Corporation 3,244,622
4,634 Quad/Graphics, Inc. 17,238
53,513 Raytheon Technologies Corporation 3,468,178
40,052 Redde Northgate plc 90,356
8,405 Regal-Beloit Corporation 596,839
371,470 RELX plc 8,380,991
1,103 Republic Services, Inc. 86,409
7,953 Resideo Technologies, Inc.
a
40,799
26,270 Ritchie Brothers Auctioneers, Inc. 1,131,974
1,947 Rockwell Automation, Inc. 368,918
4,184 Roper Industries, Inc. 1,426,870
5,658 Ryder System, Inc. 200,293
7,780 Saia, Inc.
a
719,806
83,759 Sandvik AB
a
1,288,500
2,700 Sanwa Holdings Corporation 20,951
78,556 Schneider Electric SE
a
7,259,578
130,402 Signify NV
b
2,654,521
4,357 Simpson Manufacturing Company,
Inc. 314,140
6,728 SiteOne Landscape Supply, Inc.
a
596,303
160,631 SKF AB 2,535,339
1,952,600 Sojitz Corporation 4,518,978
28,912 Southwest Airlines Company 903,500
1,288 SP Plus Corporation
a
27,164
17,360 Spirax-Sarco Engineering plc 1,899,860
2,948 Spirit Airlines, Inc.
a
44,279
1,253 SPX FLOW, Inc.
a
40,810
17,462 Standex International Corporation 870,306
224,500 Sumitomo Corporation 2,539,588
12,800 Taikisha, Ltd. 372,779
1,722 Teledyne Technologies, Inc.
a
560,804
2,320 Thermon Group Holdings, Inc.
a
35,450
34,500 Toppan Forms Company, Ltd. 303,089
31,184 Transcontinental, Inc.
c
282,503
11,488 Trex Company, Inc.
a
1,093,887
22,953 TriMas Corporation
a
547,200
31,800 Tsubakimoto Chain Company 744,835
2,342 UniFirst Corporation 393,807
12,390 United Rentals, Inc.
a
1,592,115
10,621 Valmont Industries, Inc. 1,245,206
9,460 Verisk Analytics, Inc. 1,445,772
25,916 Vinci SA 2,123,100
10,648 Waste Connections, Inc. 914,770
3,873 Watsco, Inc. 623,514
30,239 Willdan Group, Inc.
a
766,861
6,237 XPO Logistics, Inc.
a
416,257
19,200 Yuasa Trading Company, Ltd. 516,676
Total 164,366,499
Information Technology (17.7%)
17,920 Adobe, Inc.
a
6,337,229
3,975 ADTRAN, Inc. 40,863
11,490 Advanced Micro Devices, Inc.
a
601,961
5,459 Akamai Technologies, Inc.
a
533,399
6,630 Alteryx, Inc.
a
750,383
115,170 Amadeus IT Holding SA 5,497,375
3,635 American Software, Inc. 59,905
18,931 Amphenol Corporation 1,670,850

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Shares Common Stock ( 86 .3% ) Value
Information Technology (17.7%) - continued
20,986 Anaplan, Inc.
a
$ 857,488
908 ANSYS, Inc.
a
237,742
98,507 Apple, Inc. 28,941,357
2,597 ASM International NV 285,874
23,740 ASML Holding NV 6,934,138
5,821 Atlassian Corporation plc
a
905,107
15,467 Avalara, Inc.
a
1,382,286
3,560 Avnet, Inc. 106,871
18,874 Bandwidth, Inc.
a
1,539,363
76,843 BE Semiconductor Industries NV
a
3,180,224
15,119 Benchmark Electronics, Inc. 312,359
11,465 Blackline, Inc.
a
696,384
2,559 Broadridge Financial Solutions, Inc. 296,844
848 CACI International, Inc.
a
212,119
46,000 Canon, Inc. 967,616
25,614 CDK Global, Inc. 1,006,118
3,737 CDW Corporation 414,060
396 CEVA, Inc.
a
12,415
152,641 CGI, Inc.
a
9,734,503
276,919 Cisco Systems, Inc. 11,735,827
12,942 Cognex Corporation 714,916
5,984 CommScope Holding Company, Inc.
a
65,884
176,072 Computershare, Ltd. 1,385,273
17,413 Coupa Software, Inc.
a
3,066,255
1,867 Cree, Inc.
a
80,524
10,476 CTS Corporation 242,624
14,235 Descartes Systems Group, Inc.
a
599,009
12,529 Dialog Semiconductor plc
a
393,473
14,645 DocuSign, Inc.
a
1,534,064
27,703 Dolby Laboratories, Inc. 1,663,011
2,349 DSP Group, Inc.
a
40,520
20,017 Elastic NV
a
1,283,890
721 Endava plc ADR
a
31,558
368 EPAM Systems, Inc.
a
81,288
5,533 ePlus, Inc.
a
391,460
8,659 Euronet Worldwide, Inc.
a
794,550
25,691 Eventbrite, Inc.
a
234,302
6,689 ExlService Holdings, Inc.
a
412,912
1,567 eXp World Holdings, Inc.
a
14,385
4,014 F5 Networks, Inc.
a
558,990
631 Fair Isaac Corporation
a
222,705
15,613 Five9, Inc.
a
1,446,857
733 FLIR Systems, Inc. 31,812
40,900 Fuji Soft, Inc. 1,439,716
11,649 Global Payments, Inc. 1,933,967
15,763 Guidewire Software, Inc.
a
1,431,911
308,494 Halma plc 8,110,385
11,218 Health Catalyst, Inc.
a
299,184
16,600 Hoya Corporation 1,513,810
1,284 II-VI, Inc.
a
44,195
7,789 Infineon Technologies AG 144,805
4,995 Inphi Corporation
a
482,217
3,236 InterDigital, Inc. 186,944
19,274 Intuit, Inc. 5,200,318
1,698 Jack Henry & Associates, Inc. 277,708
7,862 Juniper Networks, Inc. 169,819
7,200 Keyence Corporation 2,570,487
1,833 Kulicke and Soffa Industries, Inc. 43,937
3,990 Lam Research Corporation 1,018,567
25,123 Lattice Semiconductor Corporation
a
565,519
749 Littelfuse, Inc. 108,785
2,911 ManTech International Corporation 217,044
46,431 MasterCard, Inc. 12,767,132
10,438 Maxim Integrated Products, Inc. 573,881
10,092 Medallia, Inc.
a
216,776
11,542 Methode Electronics, Inc. 346,491
Shares Common Stock ( 86 .3% ) Value
Information Technology (17.7%) - continued
230,850 Microsoft Corporation $ 41,370,629
5,788 MicroStrategy, Inc.
a
731,198
12,119 MKS Instruments, Inc. 1,214,687
8,781 MoneyGram International, Inc.
a
14,576
19,359 Monolithic Power Systems, Inc. 3,870,058
6,424 MTS Systems Corporation 136,639
3,673 National Instruments Corporation 141,117
58,400 NEC Networks & System Integration
Corporation 2,513,058
338 NetApp, Inc. 14,794
5,567 Nice, Ltd. ADR
a
914,658
12,645 Nova Measuring Instruments, Ltd.
a
484,430
6,542 Novanta, Inc.
a
568,434
27,658 NVIDIA Corporation 8,083,880
36,095 Oracle Corporation 1,911,952
5,700 Oracle Corporation Japan 586,804
7,333 Palo Alto Networks, Inc.
a
1,441,008
46,668 PayPal Holdings, Inc.
a
5,740,164
2,455 Progress Software Corporation 100,434
6,012 Proofpoint, Inc.
a
731,841
12,734 Q2 Holdings, Inc.
a
1,015,155
5,357 QAD, Inc. 226,708
29,190 QUALCOMM, Inc. 2,296,377
4,764 Rogers Corporation
a
528,995
1,873 Rubicon Project, Inc.
a
13,429
21,600 Ryoyo Electro Corporation
c
484,970
34,814 SailPoint Technologies Holdings, Inc.
a
647,192
20,650 Salesforce.com, Inc.
a
3,344,268
3,206 Samsung Electronics Company, Ltd.
GDR 3,331,457
4,131 SAP SE 492,034
5,744 ScanSource, Inc.
a
148,884
32,880 ServiceNow, Inc.
a
11,558,635
3,154 Silicon Laboratories, Inc.
a
306,632
81,720 Square, Inc.
a,c
5,323,241
44,489 STMicroelectronics NV ADR 1,137,584
882 Sykes Enterprises, Inc.
a
25,252
7,483 Synopsys, Inc.
a
1,175,729
7,127 TE Connectivity, Ltd. 523,549
71,672 Texas Instruments, Inc. 8,318,969
6,300 Tokyo Electron, Ltd. 1,341,780
3,844 Tyler Technologies, Inc.
a
1,232,732
1,164 Unisys Corporation
a
14,655
3,573 VeriSign, Inc.
a
748,508
923 Virtusa Corporation
a
30,459
90,815 Visa, Inc. 16,230,457
11,520 VMware, Inc.
a
1,515,110
4,915 WEX, Inc.
a
650,353
1,080 Wirecard AG
c
106,875
13,734 Zscaler, Inc.
a
921,277
Total 274,466,147
Materials (3.4%)
6,193 AdvanSix, Inc.
a
75,431
99,100 Air Water, Inc. 1,336,038
21,904 Anglo American plc 389,562
5,908 AptarGroup, Inc. 632,629
69,365 Arcelor Mittal 757,690
2,308 Avery Dennison Corporation 254,780
187 Balchem Corporation 16,688
4,334 Cabot Corporation 146,879
6,343 Celanese Corporation 526,913
67,628 CF Industries Holdings, Inc. 1,859,770
18,064 Chemours Company 211,891
24,070 Coeur Mining, Inc.
a
101,335
1,265 Domtar Corporation 29,550

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
Shares Common Stock ( 86 .3% ) Value
Materials (3.4%) - continued
67,550 Eastman Chemical Company $ 4,087,450
21,624 Ecolab, Inc. 4,184,244
3,386 Eramet SA 106,629
2,594 Ferro Corporation
a
25,862
93,122 First Majestic Silver Corporation
a,c
751,495
228,433 Gold Road Resources, Ltd.
a
233,263
110,548 Granges AB 807,761
17,922 Hecla Mining Company 47,135
171,818 Hexpol AB
a
1,234,382
72,452 Hochschild Mining plc 126,401
201,494 IAMGOLD Corporation
a
707,244
4,301 Ingevity Corporation
a
223,308
10,010 Innospec, Inc. 725,925
11,937 Kaiser Aluminum Corporation 862,209
13,227 Kirkland Lake Gold, Ltd. 546,774
62,216 Koninklijke DSM NV 7,625,342
6,130 Kraton Performance Polymers, Inc.
a
95,689
97,000 Kyoei Steel, Ltd. 1,232,593
11,700 Lintec Corporation 251,075
31,882 Louisiana-Pacific Corporation 637,640
11,806 MAG Silver Corporation
a
134,264
7,519 Martin Marietta Materials, Inc. 1,430,339
8,535 Materion Corporation 441,601
5,700 Minerals Technologies, Inc. 251,028
14,624 Myers Industries, Inc. 180,753
9,871 Neenah, Inc. 482,297
22,500 Nippon Light Metal Holdings
Company, Ltd. 35,436
347,800 Nippon Steel Corporation 2,926,260
32,048 Northern Star Resources, Ltd. 258,789
43,803 Nucor Corporation 1,804,246
6,579 Olin Corporation 87,830
1,818 Olympic Steel, Inc. 17,162
6,040 PPG Industries, Inc. 548,613
383 Quaker Chemical Corporation 58,262
176,349 Ramelius Resources, Ltd. 149,847
2,608 Reliance Steel & Aluminum Company 233,625
364,826 Resolute Mining, Ltd.
a
217,359
16,890 Rio Tinto, Ltd. 951,938
1,658 RPM International, Inc. 110,108
9,282 Ryerson Holding Corporation
a
42,883
244,030 Sandfire Resources, Ltd. 708,241
800 Sanyo Special Steel Company, Ltd. 6,985
316 Schnitzer Steel Industries, Inc. 4,917
590 Sensient Technologies Corporation 28,196
89,902 St Barbara, Ltd. 147,974
28,195 Steel Dynamics, Inc. 684,293
249,700 Sumitomo Chemical Company, Ltd. 765,880
16,100 Taiyo Holdings Company, Ltd. 658,350
65,800 Toagosei Company, Ltd. 602,027
638,400 Toray Industries, Inc. 2,926,879
44,500 Ube Industries, Ltd. 746,238
18,493 United States Steel Corporation 142,026
133,824 UPM-Kymmene Oyj 3,670,162
1,257 W. R. Grace & Company 59,368
1,854 Worthington Industries, Inc. 49,020
Total 52,414,773
Real Estate (4.1%)
30,379 Agree Realty Corporation 1,977,977
57,643 Allied Properties REIT 1,845,305
60,080 Alstria Office REIT AG 900,585
48,425 American Campus Communities, Inc. 1,708,918
21,381 American Tower Corporation 5,088,678
12,733 Apartment Investment &
Management Company 479,652
Shares Common Stock ( 86 .3% ) Value
Real Estate (4.1%) - continued
1,037 Ares Commercial Real Estate
Corporation $ 8,037
8,218 Armada Hoffler Properties, Inc. 78,975
1,106,788 Ascendas REIT 2,314,605
144,600 Ascott Trust 90,964
27,198 Ashford Hospitality Trust, Inc. 22,365
7,718 AvalonBay Communities, Inc. 1,257,648
2,333 BBX Capital Corporation 4,946
138 Bluerock Residential Growth REIT,
Inc. 803
7,351 Camden Property Trust 647,403
89,304 Castellum AB 1,566,376
25,013 CBL & Associates Properties, Inc.
a
7,229
29,663 Cedar Realty Trust, Inc. 31,146
42,474 Choice Properties REIT 385,087
4,223 City Office REIT, Inc. 42,652
2,095 Cofinimmo SA 291,252
4,200 Colony Credit Real Estate, Inc. 20,202
4,750 Columbia Property Trust, Inc. 67,878
3,538 Corepoint Lodging, Inc. 15,390
3,402 CoreSite Realty Corporation 412,288
2,979 CoStar Group, Inc.
a
1,931,167
45,500 Daito Trust Construction Company,
Ltd. 4,326,388
20,233 DiamondRock Hospitality Company 126,052
18,597 Diversified Healthcare Trust 57,837
1,084 Douglas Emmett, Inc. 33,051
956 EastGroup Properties, Inc. 101,336
22,061 Entra ASA
b,c
277,766
5,850 EPR Properties 172,107
4,042 Equity Lifestyle Properties, Inc. 243,773
35,205 Essential Properties Realty Trust, Inc. 517,162
173 Essex Property Trust, Inc. 42,229
4,680 Farmland Partners, Inc. 30,701
26,849 First Industrial Realty Trust, Inc. 1,014,087
5,362 FirstService Corporation 464,242
9,400 Four Corners Property Trust, Inc. 210,466
3,549 Franklin Street Properties
Corporation 19,307
6,862 Gaming and Leisure Properties, Inc. 193,783
1,365 Getty Realty Corporation 37,073
84,290 Granite REIT 3,851,319
6,251 Healthcare Realty Trust, Inc. 183,717
8,276 Healthcare Trust of America, Inc. 203,838
7,466 Hersha Hospitality Trust 39,047
87,540 Host Hotels & Resorts, Inc. 1,077,617
2,397 Hudson Pacific Properties, Inc. 58,918
174,000 Hysan Development Company, Ltd. 580,492
7,411 Industrial Logistics Properties Trust 138,512
2,833 Innovative Industrial Properties, Inc. 222,277
2,186 Investors Real Estate Trust 136,909
3,390 Japan Hotel REIT Investment
Corporation 1,125,156
3,940 Jones Lang LaSalle, Inc. 415,985
26,884 Kilroy Realty Corporation 1,673,798
11,023 Kite Realty Group Trust 112,765
15,175 Kungsleden AB 115,565
2,293 Lamar Advertising Company 132,192
6,094 Lexington Realty Trust 63,682
13,617 Macerich Company 101,719
285,000 Mapletree Commercial Trust 392,440
36,837 Medical Properties Trust, Inc. 631,386
949 National Health Investors, Inc. 52,252
15,212 National Retail Properties, Inc. 496,520
45,903 National Storage Affiliates Trust 1,307,317

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
Shares Common Stock ( 86 .3% ) Value
Real Estate (4.1%) - continued
22,247 New Residential Investment
Corporation $ 135,484
6,560 New Senior Investment Group, Inc. 21,714
2,069 Omega Healthcare Investors, Inc. 60,311
3,747 One Liberty Properties, Inc. 58,903
4,529 Pebblebrook Hotel Trust 53,623
14,784 Pennsylvania REIT 14,932
3,810 Physicians Realty Trust 58,750
2,882 PotlatchDeltic Corporation 101,187
7,813 Preferred Apartment Communities,
Inc. 57,894
1,654 PS Business Parks, Inc. 213,515
58,059 PSP Swiss Property AG 6,744,561
4,693 QTS Realty Trust, Inc. 293,453
115,126 Quebecor, Inc. 2,506,893
15,864 Retail Properties of America, Inc. 98,357
11,906 Rexford Industrial Realty, Inc. 484,812
31,714 RioCan REIT 362,263
605 RMR Group, Inc. 17,944
198,000 Road King Infrastructure, Ltd. 306,032
5,387 RPT Realty 36,739
1,252 Ryman Hospitality Properties 44,246
19,638 Sabra Health Care REIT, Inc. 251,759
5,189 SBA Communications Corporation 1,504,395
45,525 Service Properties Trust 315,488
5,982 Spirit Realty Capital, Inc. 184,006
2,015 STAG Industrial, Inc. 52,894
9,838 Store Capital Corporation 197,449
2,997 Summit Hotel Properties, Inc. 18,162
22,887 Swiss Prime Site AG 2,178,993
186,070 TAG Immobilien AG 4,075,636
4,794 Taubman Centers, Inc. 206,621
7,671 UDR, Inc. 287,432
3,819 UMH Properties, Inc. 49,609
22,308 Uniti Group, Inc. 157,495
160 Universal Health Realty Income Trust 17,114
1,835 Urstadt Biddle Properties, Inc. 26,809
26,962 Washington Prime Group, Inc. 23,182
458,600 Wing Tai Holdings, Ltd. 560,668
Total 63,957,636
Utilities (1.3%)
42,346 AGL Energy, Ltd. 464,747
1,906 ALLETE, Inc. 109,709
4,575 Artesian Resources Corporation 157,975
1,789 Black Hills Corporation 110,811
1,080 Chesapeake Utilities Corporation 94,910
4,063 Consolidated Water Company, Ltd. 61,026
2,274 DTE Energy Company 235,905
118,981 Enagas SA 2,777,235
653,459 Enel SPA 4,463,438
1,719 Essential Utilities, Inc 71,837
143,251 Exelon Corporation 5,311,747
50,847 FirstEnergy Corporation 2,098,456
4,291 Hawaiian Electric Industries, Inc. 169,366
2,911 IDACORP, Inc. 267,172
655 Middlesex Water Company 39,496
1,746 National Fuel Gas Company 71,586
7,322 New Jersey Resources Corporation 247,337
30,511 Northland Power, Inc. 654,739
990 Northwest Natural Holding Company 64,449
7,125 OGE Energy Corporation 224,580
2,159 Otter Tail Corporation 95,816
8,326 PNM Resources, Inc. 337,120
475 SJW Group 28,277
1,331 South Jersey Industries, Inc. 38,053
Shares Common Stock ( 86 .3% ) Value
Utilities (1.3%) - continued
3,361 Southwest Gas Holdings, Inc. $ 254,764
2,310 Spire, Inc. 168,538
6,212 UGI Corporation 187,478
1,791 Unitil Corporation 90,105
8,752 Verbund AG 396,272
Total 19,292,944
Total Common Stock
(cost $1,243,078,615) 1,335,170,975
Shares
Registered Investment Companies
( 3 .3% ) Value
Unaffiliated  (2.4%)
628,028 iShares Russell Mid Cap ETF 30,986,902
20,705 SPDR S&P 500 ETF Trust 6,014,388
5,539 SPDR S&P Biotech ETF 517,287
Total 37,518,577
Affiliated  (0.9%)
1,499,423 Thrivent Core Emerging Markets
Equity Fund 12,775,080
Total 12,775,080
Total Registered Investment
Companies (cost $55,982,068) 50,293,657
Shares
Collateral Held for Securities Loaned
( 1 .0% ) Value
15,492,890 Thrivent Cash Management Trust 15,492,890
Total Collateral Held for Securities
Loaned
(cost $15,492,890) 15,492,890
Shares or
Principal
Amount Short-Term Investments ( 10 .3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.285%, 5/5/2020
d,e
399,996
400,000 0.900%, 5/7/2020
d,e
399,994
300,000 0.720%, 5/8/2020
d,e
299,995
4,800,000 1.520%, 5/12/2020
d,e
4,799,868
2,700,000 0.500%, 5/13/2020
d,e
2,699,919
5,300,000 0.405%, 5/19/2020
d,e
5,299,761
4,900,000 0.150%, 5/20/2020
d,e
4,899,767
500,000 0.000%, 5/28/2020
e
499,966
900,000 0.150%, 6/4/2020
d,e
899,915
2,500,000 0.462%, 6/9/2020
d,e
2,499,729
2,600,000 0.530%, 6/12/2020
d,e
2,599,697
8,900,000 0.150%, 6/23/2020
d,e
8,898,690
300,000 0.250%, 6/24/2020
d,e
299,955
900,000 0.080%, 6/29/2020
d,e
899,853
3,300,000 0.005%, 7/7/2020
d,e
3,299,263
3,100,000 0.200%, 7/13/2020
d,e
3,099,246
200,000 0.150%, 7/31/2020
d,e
199,939
7,600,000 0.180%, 8/4/2020
d,e
7,597,593

Global Stock Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
Shares or
Principal
Amount Short-Term Investments ( 10 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
11,021,833 1.450% $ 110,218,328
Total Short-Term Investments (cost
$159,692,711) 159,811,474
Total Investments (cost
$1,474,246,284) 100.9% $ 1,560,768,996
Other Assets and Liabilities, Net
(0.9%) (13,687,927)
Total Net Assets 100.0% $ 1,547,081,069
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $15,855,235 or 1.0% of total
net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of April
30, 2020:
Securities Lending Transactions
Common Stock $ 14,645,627
Total lending $14,645,627
Gross amount payable upon return of
collateral for securities loaned $15,492,890
Net amounts due to counterparty $847,263
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
Principal
Amount Bank Loans ( 4.5% )
a
Value
Capital Goods (0.9%)
Mauser Packaging Solutions Holding
Company, Term Loan
$ 2,352,903
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,013,214
Navistar, Inc., Term Loan
3,692,778
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,325,827
Vertiv Group Corporation, Term Loan
1,730,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
1,621,875
Total 6,960,916
Communications Services (0.4%)
Windstream Services, LLC, Term
Loan
5,645,000
8.250%,  (PRIME + 5.000%),
3/30/2021
b,d
3,132,975
Total 3,132,975
Consumer Cyclical (1.0%)
Cengage Learning, Inc., Term Loan
3,637,081
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
2,764,181
Golden Nugget, LLC, Term Loan
2,393,305
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,909,570
Staples, Inc., Term Loan
3,282,625
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,604,205
Total 7,277,956
Consumer Non-Cyclical (1.4%)
Bellring Brands, LLC, Term Loan
3,415,000
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,e,f
3,368,044
Chobani, LLC, Term Loan
1,382,157
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,311,515
Dole Food Company, Inc., Term Loan
2,338,609
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,240,201
Endo International plc, Term Loan
1,642,073
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,489,163
Mallinckrodt International Finance
SA, Term Loan
2,925,000
4.200%,  (LIBOR 2M +
2.750%), 9/24/2024
b,e,f
2,040,187
Total 10,449,110
Energy (0.1%)
Fieldwood Energy, LLC, Term Loan
2,370,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
497,700
Total 497,700
Principal
Amount Bank Loans ( 4.5% )
a
Value
Financials (0.7%)
Forest City Enterprises, LP, Term
Loan
$ 3,224,187
3.904%,  (LIBOR 1M +
3.500%), 12/7/2025
b
$ 2,934,010
Northriver Midstream Finance, LP,
Term Loan
2,419,500
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,940,778
Total 4,874,788
Total Bank Loans
(cost $40,956,957) 33,193,445
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Basic Materials (7.1%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,443,056
Big River Steel, LLC
3,340,000 7.250%,  9/1/2025
g
3,131,250
Cleveland-Cliffs, Inc.
3,745,000 5.750%,  3/1/2025
h
2,677,675
1,750,000 9.875%,  10/17/2025
g
1,732,500
First Quantum Minerals, Ltd.
3,955,000 7.250%,  4/1/2023
g
3,589,558
1,960,000 6.875%,  3/1/2026
g
1,718,920
Freeport-McMoRan, Inc.
2,490,000 4.125%,  3/1/2028 2,309,475
3,310,000 4.250%,  3/1/2030 3,081,941
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
g
3,018,400
Koppers, Inc.
2,700,000 6.000%,  2/15/2025
g
2,193,750
Krayton Polymers, LLC
2,425,000 7.000%,  4/15/2025
g
2,328,000
Mercer International, Inc.
1,180,000 7.375%,  1/15/2025 1,130,322
2,785,000 5.500%,  1/15/2026 2,471,687
Methanex Corporation
3,343,000 4.250%,  12/1/2024 3,000,735
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*,i,j
5,009
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
g
1,301,300
NOVA Chemicals Corporation
1,055,000 5.250%,  8/1/2023
g
994,338
Novelis Corporation
2,130,000 5.875%,  9/30/2026
g
2,070,999
2,010,000 4.750%,  1/30/2030
g
1,788,900
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,214,188
3,005,000 5.000%,  2/1/2030 2,623,966
Peabody Securities Finance
Corporation
2,820,000 6.000%,  3/31/2022
g,h
2,086,800
PolyOne Corporation
490,000 5.750%,  5/15/2025
f,g
495,206
Starfruit US Holdco, LLC
2,480,000 8.000%,  10/1/2026
g
2,322,520
Tronox Finance plc
2,790,000 5.750%,  10/1/2025
g
2,469,150

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Basic Materials (7.1%) - continued
Tronox, Inc.
$ 990,000 6.500%,  4/15/2026
g
$ 895,950
Total 53,095,595
Capital Goods (9.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,410,758
0.000%,PIK 1.500%,
4/26/2024
*,k
153,484
Advanced Disposal Services, Inc.
2,845,000 5.625%,  11/15/2024
g
2,944,575
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
g
2,318,700
AECOM
1,035,000 5.875%,  10/15/2024 1,095,030
3,005,000 5.125%,  3/15/2027 3,057,587
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
g
1,877,063
2,370,000 4.625%,  5/15/2030
g
2,180,400
Arconic Rolled Products Corporation
1,100,000 6.125%,  2/15/2028
g
1,046,705
Arconic, Inc.
1,495,000 5.900%,  2/1/2027 1,428,174
ARD Finance SA
2,000,000 6.500%,  6/30/2027
g
1,856,400
Ardagh Packaging Finance plc
5,005,000 5.250%,  8/15/2027
g
4,861,106
Berry Global, Inc.
1,610,000 4.500%,  2/15/2026
g
1,589,231
Berry Plastics Corporation
3,940,000 5.125%,  7/15/2023 3,964,625
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
g
1,652,766
3,100,000 7.875%,  4/15/2027
g
2,007,250
BWAY Holding Company
2,895,000 7.250%,  4/15/2025
g
2,265,338
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
g
2,971,100
Covanta Holding Corporation
1,400,000 5.875%,  7/1/2025 1,354,500
940,000 6.000%,  1/1/2027 902,400
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,055,050
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
g
2,900,508
700,000 7.875%,  7/15/2026
g
672,000
GFL Environmental, Inc.
1,674,000 7.000%,  6/1/2026
g
1,742,801
H&E Equipment Services, Inc.
1,729,000 5.625%,  9/1/2025 1,647,045
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,045,237
IAA Spinco, Inc.
1,100,000 5.500%,  6/15/2027
g,h
1,097,580
JELD-WEN, Inc
1,100,000 6.250%,  5/15/2025
f,g
1,113,750
JELD-WEN, Inc.
2,430,000 4.875%,  12/15/2027
g
2,144,475
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Capital Goods (9.9%) - continued
New Enterprise Stone & Lime
Company, Inc.
$ 1,855,000 6.250%,  3/15/2026
g
$ 1,743,700
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
g
2,908,800
Reynolds Group Issuer, Inc.
2,095,000 5.125%,  7/15/2023
g
2,105,475
Spirit AeroSystems, Inc.
2,350,000 7.500%,  4/15/2025
g
2,314,750
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
g
4,164,581
United Rentals North America, Inc.
1,040,000 5.500%,  7/15/2025 1,053,000
3,960,000 5.875%,  9/15/2026 4,068,900
Total 74,304,086
Communications Services (16.5%)
AMC Networks, Inc.
1,055,000 4.750%,  8/1/2025 963,584
CCO Holdings, LLC
3,520,000 5.875%,  4/1/2024
g
3,621,024
3,250,000 5.375%,  6/1/2029
g
3,428,783
3,760,000 4.750%,  3/1/2030
g
3,835,200
4,605,000 4.500%,  8/15/2030
g
4,628,025
CCOH Safari, LLC
5,095,000 5.750%,  2/15/2026
g
5,312,047
Cengage Learning, Inc.
1,495,000 9.500%,  6/15/2024
g
792,350
CSC Holdings, LLC
5,210,000 6.500%,  2/1/2029
g
5,691,404
Embarq Corporation
4,975,000 7.995%,  6/1/2036 5,124,250
Entercom Media Corporation
2,390,000 6.500%,  5/1/2027
g
1,762,625
Front Range BidCo, Inc.
1,540,000 4.000%,  3/1/2027
g
1,493,538
2,020,000 6.125%,  3/1/2028
g
1,903,890
Gray Escrow, Inc.
1,870,000 7.000%,  5/15/2027
g
1,883,464
iHeartCommunications, Inc.
2,450,000 5.250%,  8/15/2027
g
2,186,625
LCPR Senior Secured Financing DAC
3,700,000 6.750%,  10/15/2027
g
3,811,000
Level 3 Financing, Inc.
5,080,000 5.375%,  5/1/2025 5,156,200
1,600,000 5.250%,  3/15/2026 1,640,000
Meredith Corporation
1,435,000 6.875%,  2/1/2026 1,219,750
Neptune Finco Corporation
4,545,000 10.875%,  10/15/2025
g
4,912,918
Nexstar Escrow Corporation
2,900,000 5.625%,  7/15/2027
g
2,769,500
Qualitytech, LP
3,260,000 4.750%,  11/15/2025
g
3,280,375
Scripps Escrow, Inc.
3,485,000 5.875%,  7/15/2027
g
2,944,825
SFR Group SA
2,450,000 7.375%,  5/1/2026
g
2,560,250

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Communications Services (16.5%) - continued
Sinclair Television Group, Inc.
$ 1,430,000 5.875%,  3/15/2026
g
$ 1,236,950
Sirius XM Radio, Inc.
3,200,000 4.625%,  7/15/2024
g
3,262,720
2,440,000 5.500%,  7/1/2029
g
2,573,224
Sprint Corporation
4,835,000 7.250%,  9/15/2021 5,070,706
7,760,000 7.625%,  2/15/2025 8,963,576
Telesat Canada / Telesat, LLC
3,100,000 4.875%,  6/1/2027
g
3,022,500
Terrier Media Buyer, Inc.
2,000,000 8.875%,  12/15/2027
g
1,650,000
T-Mobile USA, Inc.
3,340,000 6.000%,  4/15/2024 3,405,464
3,475,000 4.500%,  2/1/2026 3,580,293
VeriSign, Inc.
2,390,000 4.750%,  7/15/2027 2,545,852
Virgin Media Secured Finance plc
2,205,000 5.500%,  8/15/2026
g
2,275,891
3,700,000 5.500%,  5/15/2029
g
3,841,340
WMG Acquisition Corporation
2,325,000 5.500%,  4/15/2026
g
2,380,218
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
g
2,737,104
1,050,000 6.000%,  2/15/2028
g,h
958,125
Ziggo Bond Company BV
2,490,000 5.125%,  2/28/2030
g
2,452,650
Ziggo BV
2,460,000 4.875%,  1/15/2030
g
2,431,218
Total 123,309,458
Consumer Cyclical (13.1%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
g
3,393,995
Allison Transmission, Inc.
3,680,000 5.000%,  10/1/2024
g
3,532,800
Brookfield Property REIT, Inc.
2,625,000 5.750%,  5/15/2026
g
2,100,000
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
g
2,982,900
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029
g
2,150,000
Choice Hotels International, Inc.
2,616,000 5.750%,  7/1/2022 2,603,993
Dana Financing Luxembourg SARL
3,575,000 6.500%,  6/1/2026
g
3,271,125
Expedia Group, Inc.
2,300,000 6.250%,  5/1/2025
f,g
2,344,402
Ford Motor Company
3,965,000 8.500%,  4/21/2023 3,925,350
1,000,000 9.625%,  4/22/2030 982,500
Ford Motor Credit Company, LLC
2,490,000 4.134%,  8/4/2025 2,113,836
Gap, Inc.
2,480,000 8.375%,  5/15/2023
f,g
2,585,400
Hanesbrands, Inc.
3,805,000 4.875%,  5/15/2026
g
3,829,352
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
g
4,387,032
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Consumer Cyclical (13.1%) - continued
Hertz Corporation
$ 523,000 7.625%,  6/1/2022
g
$ 198,740
Hilton Escrow Issuer, LLC
2,010,000 4.250%,  9/1/2024 1,950,956
International Game Technology plc
1,500,000 6.250%,  1/15/2027
g
1,458,285
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
g
2,095,899
KB Home
1,870,000 6.875%,  6/15/2027 1,963,500
1,990,000 4.800%,  11/15/2029 1,860,650
Landry's, Inc.
1,875,000 6.750%,  10/15/2024
g
1,462,500
Lennar Corporation
1,370,000 4.500%,  4/30/2024 1,397,400
1,510,000 4.750%,  5/30/2025 1,551,480
3,035,000 4.750%,  11/29/2027 3,112,999
Levi Strauss & Company
4,200,000 5.000%,  5/1/2025
g
4,238,430
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
g
3,295,312
1,300,000 4.625%,  3/1/2030
g
1,165,892
New Red Finance, Inc.
2,190,000 5.000%,  10/15/2025
g
2,200,950
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
g
2,769,096
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
g
4,463,409
1,050,000 6.250%,  1/15/2028
g
942,375
Ryman Hospitality Properties, Inc.
810,000 4.750%,  10/15/2027
g
706,725
Scientific Games International, Inc.
2,060,000 6.625%,  5/15/2021 1,843,700
2,350,000 5.000%,  10/15/2025
g
2,052,255
2,700,000 7.250%,  11/15/2029
g
1,923,750
ServiceMaster Company, LLC
3,940,000 5.125%,  11/15/2024
g
4,019,588
Six Flags Entertainment Corporation
1,565,000 4.875%,  7/31/2024
g
1,377,513
Six Flags Theme Parks, Inc.
2,000,000 7.000%,  7/1/2025
g
2,069,600
Staples, Inc.
1,745,000 7.500%,  4/15/2026
g
1,378,550
Stars Group Holdings BV
2,300,000 7.000%,  7/15/2026
g
2,364,400
Station Casinos, LLC
470,000 5.000%,  10/1/2025
g
391,839
Viking Cruises, Ltd.
1,430,000 5.875%,  9/15/2027
g
973,372
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
g
1,952,975
630,000 4.750%,  1/15/2030
g
642,600
Total 98,027,425
Consumer Non-Cyclical (15.8%)
Air Medical Merger Sub Corporation
2,810,000 6.375%,  5/15/2023
g
2,613,300
Albertson's Companies, Inc.
2,540,000 7.500%,  3/15/2026
g
2,774,950

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Consumer Non-Cyclical (15.8%) - continued
$ 1,830,000 4.625%,  1/15/2027
g
$ 1,839,150
4,230,000 5.875%,  2/15/2028
g
4,419,081
600,000 4.875%,  2/15/2030
g
608,250
B&G Foods, Inc.
1,055,000 5.250%,  4/1/2025 1,068,187
Bausch Health Companies, Inc.
2,010,000 6.500%,  3/15/2022
g
2,049,798
3,285,000 5.000%,  1/30/2028
g
3,144,731
1,975,000 7.250%,  5/30/2029
g
2,107,680
625,000 5.250%,  1/30/2030
g
618,750
Centene Corporation
1,970,000 5.375%,  6/1/2026
g
2,087,432
1,450,000 4.250%,  12/15/2027
g
1,517,063
3,650,000 4.625%,  12/15/2029
g
3,996,750
4,260,000 3.375%,  2/15/2030
g
4,297,062
Cooke Omega Investments, Inc.
2,445,000 8.500%,  12/15/2022
g
2,445,000
Dole Food Company, Inc.
2,340,000 7.250%,  6/15/2025
g
2,199,600
Encompass Health Corporation
2,455,000 4.500%,  2/1/2028 2,459,665
Energizer Holdings, Inc.
3,960,000 5.500%,  6/15/2025
g
4,005,936
1,100,000 7.750%,  1/15/2027
g
1,167,650
HCA, Inc.
2,810,000 4.750%,  5/1/2023 2,994,459
3,495,000 5.375%,  2/1/2025 3,757,614
1,970,000 5.875%,  2/1/2029 2,257,226
JBS USA, LLC
3,040,000 5.750%,  6/15/2025
g
3,078,030
4,645,000 6.500%,  4/15/2029
g
4,888,909
2,960,000 5.500%,  1/15/2030
g
2,997,000
Kraft Foods Group, Inc.
1,535,000 3.500%,  6/6/2022 1,577,276
Kraft Heinz Foods Company
2,490,000 3.750%,  4/1/2030
g
2,529,650
Mattel, Inc.
2,015,000 5.875%,  12/15/2027
g
1,969,663
MPH Acquisition Holdings, LLC
4,010,000 7.125%,  6/1/2024
g
3,573,792
Ortho-Clinical Diagnostics, Inc.
2,480,000 7.250%,  2/1/2028
g
2,225,800
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
g
2,481,360
Performance Food Group, Inc.
2,231,000 5.500%,  6/1/2024
g
2,175,225
Pilgrim's Pride Corporation
2,985,000 5.750%,  3/15/2025
g
3,015,238
Post Holdings, Inc.
4,015,000 5.000%,  8/15/2026
g
3,999,944
Simmons Foods, Inc.
1,685,000 5.750%,  11/1/2024
g
1,567,050
Spectrum Brands, Inc.
3,920,000 5.750%,  7/15/2025 3,910,200
820,000 5.000%,  10/1/2029
g
783,100
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
g
7,397,541
3,960,000 5.125%,  11/1/2027
g
3,910,500
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,309,850
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Consumer Non-Cyclical (15.8%) - continued
Valeant Pharmaceuticals
International, Inc.
$ 2,520,000 8.500%,  1/31/2027
g
$ 2,778,048
VRX Escrow Corporation
6,095,000 6.125%,  4/15/2025
g
6,159,759
Total 117,757,269
Energy (8.1%)
Antero Resources Corporation
2,360,000 5.625%,  6/1/2023 1,386,972
Boardwalk Pipelines, LP
3,443,000 5.950%,  6/1/2026 3,138,753
Buckeye Partners, LP
3,735,000 4.125%,  12/1/2027 3,333,487
1,530,000 4.500%,  3/1/2028
g
1,377,000
California Resources Corporation
4,210,000 8.000%,  12/15/2022
g
147,350
Centennial Resource Production, LLC
4,415,000 5.375%,  1/15/2026
g
1,324,500
Cheniere Energy Partners, LP
2,655,000 5.625%,  10/1/2026 2,537,118
5,515,000 4.500%,  10/1/2029
g
5,087,587
Chesapeake Energy Corporation
3,161,000 11.500%,  1/1/2025
g
86,927
CrownRock Finance, Inc.
3,450,000 5.625%,  10/15/2025
g
2,794,880
Enagas SA
3,810,000 5.500%,  1/15/2028
g
2,609,850
Endeavor Energy Resources, LP
2,300,000 5.750%,  1/30/2028
g
2,001,000
EQM Midstream Partners, LP
3,525,000 4.125%,  12/1/2026 3,022,688
Murphy Oil Corporation
3,300,000 5.875%,  12/1/2027 2,239,710
Nabors Industries, Inc.
2,800,000 5.750%,  2/1/2025 644,000
Nabors Industries, Ltd.
1,000,000 7.250%,  1/15/2026
g
380,000
Noble Holding International, Ltd.
2,790,000 7.750%,  1/15/2024 153,450
Occidental Petroleum Corporation
1,200,000 2.700%,  8/15/2022 1,044,000
1,845,000 2.900%,  8/15/2024 1,401,647
1,600,000 3.500%,  6/15/2025 1,155,200
1,150,000 4.625%,  6/15/2045 704,375
Pacific Drilling First Lien Escrow
Issuer, Ltd.
1,885,000 8.375%,  10/1/2023
g
414,700
Pacific Drilling Second Lien Escrow
Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
g,k
17,893
Parsley Energy, LLC
2,900,000 5.625%,  10/15/2027
g
2,479,500
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 466,400
1,530,000 7.125%,  1/15/2026
g
612,000
Sanchez Energy Corporation
3,260,000 7.250%,  2/15/2023
*,d,h
32,600
SM Energy Company
2,325,000 5.000%,  1/15/2024 733,305

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Energy (8.1%) - continued
Southwestern Energy Company
$ 3,915,000 7.500%,  4/1/2026 $ 3,505,804
Sunoco, LP
1,535,000 4.875%,  1/15/2023 1,492,788
1,010,000 5.500%,  2/15/2026 974,650
Tallgrass Energy Partners, LP
2,500,000 4.750%,  10/1/2023
g
1,925,000
Targa Resources Partners, LP
1,040,000 5.125%,  2/1/2025 936,000
1,995,000 5.000%,  1/15/2028 1,697,665
Transocean Pontus, Ltd.
388,275 6.125%,  8/1/2025
g
314,503
Transocean, Inc.
2,600,000 7.250%,  11/1/2025
g
1,007,500
930,000 7.500%,  1/15/2026
g
353,400
2,355,000 7.500%,  4/15/2031 562,256
USA Compression Partners LP
2,210,000 6.875%,  9/1/2027 1,812,200
Valaris plc
3,255,000 4.750%,  1/15/2024 358,050
W&T Offshore, Inc.
3,055,000 9.750%,  11/1/2023
g
1,008,150
WPX Energy, Inc.
1,595,000 8.250%,  8/1/2023 1,531,200
820,000 5.250%,  10/15/2027 713,400
1,000,000 4.500%,  1/15/2030 815,000
Total 60,334,458
Financials (9.1%)
Ally Financial, Inc.
1,340,000 4.625%,  5/19/2022 1,370,150
3,900,000 5.750%,  11/20/2025 3,997,500
Avolon Holdings Funding, Ltd.
2,430,000 5.125%,  10/1/2023
g
2,173,724
Chobani, LLC
1,870,000 7.500%,  4/15/2025
g
1,862,146
CIT Group, Inc.
1,337,000 5.000%,  8/15/2022 1,330,315
1,183,000 5.000%,  8/1/2023 1,157,861
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
g
1,246,050
1,980,000 6.625%,  3/15/2026 1,782,000
Drawbridge Special Opportunities
Fund, LP
3,215,000 5.000%,  8/1/2021
g
3,111,784
Fortress Transportation and
Infrastructure Investors, LLC
1,100,000 6.750%,  3/15/2022
g
994,015
Global Aircraft Leasing Company,
Ltd.
4,215,000
6.500%,PIK  0.000%,
9/15/2024
g,k
2,548,810
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,304,274
2,480,000 6.250%,  5/15/2026 2,436,898
3,045,000 5.250%,  5/15/2027 2,892,780
Iron Mountain, Inc.
1,960,000 5.750%,  8/15/2024 1,925,700
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,278,125
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Financials (9.1%) - continued
MPT Operating Partnership, LP
$ 780,000 5.500%,  5/1/2024 $ 776,100
1,980,000 5.250%,  8/1/2026 1,999,800
1,260,000 5.000%,  10/15/2027 1,285,200
2,450,000 4.625%,  8/1/2029 2,436,231
Outfront Media Cap, LLC
2,700,000 4.625%,  3/15/2030
g
2,463,750
Park Aerospace Holdings, Ltd.
3,915,000 4.500%,  3/15/2023
g
3,462,436
Quicken Loans, Inc.
3,685,000 5.750%,  5/1/2025
g
3,611,300
Royal Bank of Scotland Group plc
2,785,000 5.125%,  5/28/2024 2,961,112
Springleaf Finance Corporation
765,000 6.125%,  3/15/2024 717,272
670,000 6.875%,  3/15/2025 633,619
720,000 7.125%,  3/15/2026 667,332
2,010,000 6.625%,  1/15/2028 1,773,825
Synchrony Financial
1,260,000 4.250%,  8/15/2024 1,231,148
3,920,000 3.950%,  12/1/2027 3,607,575
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
g
1,066,000
470,000 8.500%,  8/15/2027
g
491,150
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
g
981,319
2,010,000 3.750%,  2/15/2027
g
1,869,300
1,050,000 4.625%,  12/1/2029
g
969,938
2,010,000 4.125%,  8/15/2030
g
1,829,100
Total 68,245,639
Technology (5.8%)
Anixter, Inc.
2,045,000 5.125%,  10/1/2021 2,075,675
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,515,000
CommScope Technologies Finance,
LLC
2,010,000 6.000%,  6/15/2025
g
1,788,699
CommScope, Inc.
2,485,000 5.500%,  3/1/2024
g
2,485,000
Diamond Finance Corporation
4,505,000 7.125%,  6/15/2024
g
4,668,081
Diamond Sports Group, LLC
2,210,000 5.375%,  8/15/2026
g
1,679,600
4,030,000 6.625%,  8/15/2027
g
2,206,425
Harland Clarke Holdings Corporation
3,510,000 8.375%,  8/15/2022
g
2,512,809
Inception Merger Sub, Inc.
5,035,000 8.625%,  11/15/2024
g
4,960,079
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
g
3,377,262
NCR Corporation
1,910,000 8.125%,  4/15/2025
g
2,024,600
3,960,000 5.750%,  9/1/2027
g
3,969,900
Plantronics, Inc.
2,210,000 5.500%,  5/31/2023
g
1,750,983
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
g
473,664

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Technology (5.8%) - continued
PTC, Inc.
$ 360,000 3.625%,  2/15/2025
g
$ 354,420
1,055,000 4.000%,  2/15/2028
g
1,033,900
Qorvo, Inc.
2,485,000 4.375%,  10/15/2029
g
2,475,681
Seagate HDD Cayman
1,072,000 4.750%,  1/1/2025 1,104,502
SS&C Technologies, Inc.
3,000,000 5.500%,  9/30/2027
g
3,075,000
Total 43,531,280
Transportation (1.8%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
1,642,050
Delta Air Lines, Inc.
3,840,000 7.000%,  5/1/2025
g
3,935,606
Hertz Corporation
1,860,000 5.500%,  10/15/2024
g
372,000
4,730,000 6.000%,  1/15/2028
g
851,400
XPO Logistics, Inc.
2,430,000 6.125%,  9/1/2023
g
2,460,375
1,970,000 6.750%,  8/15/2024
g
2,028,312
2,200,000 6.250%,  5/1/2025
g
2,227,500
Total 13,517,243
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
500,000 1.375%,  8/31/2020
l
502,148
Total 502,148
Utilities (4.3%)
AES Corporation
2,425,000 4.500%,  3/15/2023 2,419,471
Calpine Corporation
4,145,000 4.500%,  2/15/2028
g
4,018,992
DCP Midstream Operating, LP
1,185,000 8.125%,  8/16/2030 924,300
Dynegy, Inc.
3,255,000 8.125%,  1/30/2026
g
3,409,612
GFL Environmental, Inc.
564,000 8.500%,  5/1/2027
g
615,431
NextEra Energy Operating Partners,
LP
5,010,000 3.875%,  10/15/2026
g
4,951,884
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,526,500
1,270,000 5.250%,  6/15/2029
g
1,360,488
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,705,984
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,283,400
1,510,000 7.250%,  5/15/2027
g
1,494,900
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
g
2,316,600
TerraForm Power Operating, LLC
1,960,000 4.250%,  1/31/2023
g
2,008,020
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Utilities (4.3%) - continued
$ 2,760,000 5.000%,  1/31/2028
g
$ 2,895,350
Total 31,930,932
Total Long-Term Fixed Income
(cost $753,470,607) 684,555,533
Shares
Collateral Held for Securities Loaned
( 1.6% ) Value
12,080,012 Thrivent Cash Management Trust 12,080,012
Total Collateral Held for Securities
Loaned
(cost $12,080,012) 12,080,012
Shares
Registered Investment Companies
( 1.0% ) Value
Unaffiliated  (1.0%)
74,351 SPDR Bloomberg Barclays High Yield
Bond ETF
h
7,362,979
Total 7,362,979
Total Registered Investment
Companies (cost $6,432,819) 7,362,979
Shares Preferred Stock ( 0.5% ) Value
Financials (0.5%)
82,373 Bank of America Corporation,
5.000%
m
2,062,620
480 Bank of America Corporation,
Convertible, 7.250%
m
663,552
19,000 J.P. Morgan Chase & Company,
4.750%
h,m
478,800
480 Wells Fargo & Company, Convertible,
7.500%
m
671,443
Total 3,876,415
Total Preferred Stock
(cost $3,751,132) 3,876,415
Shares or
Principal
Amount Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
1,575,298 1.450% 15,752,981
U.S. Treasury Bills
100,000 0.105%, 7/16/2020
l,n
99,978
200,000 0.095%, 7/23/2020
n
199,955
550,000 0.023%, 9/24/2020
l,n
549,716
Total Short-Term Investments (cost
$16,575,818) 16,602,630
Total Investments (cost
$833,267,345) 101.4% $757,671,014
Other Assets and Liabilities, Net
(1.4%) (10,446,426)
Total Net Assets 100.0% $747,224,588

High Yield Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $466,805,366 or 62.5% of total net
assets.
h All or a portion of the security is on loan.
i Defaulted security.  Interest is not being accrued.
j In bankruptcy.  Interest is not being accrued.
k Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of April 30, 2020.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.
The value of all restricted securities held in High Yield Fund as of April 30, 2020 was $191,093 or 0.0% of total net assets.
The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2020.
Security Acquisition Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 451,436
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
Sanchez Energy Corporation,
2/15/2023 2/7/2018 3,210,713
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of April 30,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 4,679,325
Common Stock 7,107,531
Total lending $11,786,856
Gross amount payable upon return of
collateral for securities loaned $12,080,012
Net amounts due to counterparty $293,156
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,950
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 49,715
Big River Steel, LLC, Term Loan
146,250
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
126,506
MRC Global (US), Inc., Term Loan
161,688
3.404%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
137,435
Total 313,656
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
269,766
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
266,094
GFL Environmental, Inc., Term Loan
338,545
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
332,113
Total 598,207
Communications Services (0.1%)
Altice France SA, Term Loan
126,100
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
114,909
Coral-US Co-Borrower, LLC, Term
Loan
265,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
245,236
HCP Acquisition, LLC, Term Loan
214,377
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
202,364
TNS, Inc., Term Loan
210,772
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
186,533
Virgin Media Bristol, LLC, Term Loan
310,000
3.314%,  (LIBOR 1M +
2.500%), 1/31/2028
b
292,717
WideOpenWest Finance, LLC, Term
Loan
199,875
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
185,072
Windstream Services, LLC, Term
Loan
163,744
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
90,878
Total 1,317,709
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
366,700
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
298,860
LCPR Loan Financing, LLC, Term
Loan
295,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
288,363
Scientific Games International, Inc.,
Term Loan
539,000
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
444,228
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Consumer Cyclical (0.1%) - continued
Stars Group Holdings BV, Term Loan
$ 170,703
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,c
$ 169,422
Tenneco, Inc., Term Loan
187,625
3.404%,  (LIBOR 1M +
3.000%), 10/1/2025
b
145,175
Total 1,346,048
Consumer Non-Cyclical (0.2%)
Bausch Health Americas, Inc., Term
Loan
309,375
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
298,934
Endo International plc, Term Loan
129,035
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
117,019
Global Medical Response, Inc., Term
Loan
493,638
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
452,142
97,750
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
86,726
JBS USA LUX SA, Term Loan
163,350
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
157,123
McGraw-Hill, LLC, Term Loan
91,229
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
73,515
MPH Acquisition Holdings, LLC, Term
Loan
235,466
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
216,189
Plantronics, Inc., Term Loan
341,795
2.991%,  (LIBOR 1M +
2.500%), 7/2/2025
b
277,869
Sotera Health Holdings, LLC, Term
Loan
90,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
86,265
Total 1,765,782
Energy (0.1%)
Radiate Holdco, LLC, Term Loan
596,175
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
569,251
Total 569,251
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
105,224
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
98,760
GGP Nimbus, LLC, Term Loan
265,950
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
196,234
Tronox Finance, LLC, Term Loan
379,447
3.587%,  (LIBOR 3M +
2.750%), 9/22/2024
b
355,022

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Financials (0.1%) - continued
Vericast Corporation, Term Loan
$ 285,314
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
$ 180,698
Total 830,714
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
313,425
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
296,409
Rackspace Hosting, Inc., Term Loan
325,970
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
304,750
Total 601,159
Total Bank Loans
(cost $8,213,057) 7,342,526
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Asset-Backed Securities (1.2%)
GoldentTree Loan Management, Ltd.
1,150,000
3.287%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,c,e,g
1,150,000
Magnetite XII, Ltd.
1,800,000
2.319%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
1,731,035
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.917%,  (LIBOR 3M + 1.030%),
1/28/2030, Ser. 2013-14A,
Class AR2
b,g
1,750,725
Octagon Investment Partners XVI,
Ltd.
1,400,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
1,297,262
Shackleton CLO, Ltd.
1,200,000
2.389%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
1,131,996
Sound Point CLO X, Ltd.
1,800,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,486,976
THL Credit Wind River CLO, Ltd.
1,800,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,461,375
Voya CLO, Ltd.
1,800,000
2.279%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
1,701,103
Total 11,710,472
Basic Materials (2.2%)
Alcoa, Inc.
360,000 5.125%,  10/1/2024 347,492
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
g
1,801,006
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Basic Materials (2.2%) - continued
$ 1,450,000 4.750%,  4/10/2027
g
$ 1,494,585
Cleveland-Cliffs, Inc.
240,000 5.750%,  3/1/2025
h
171,600
50,000 9.875%,  10/17/2025
g
49,500
Corporacion Nacional del Cobre de
Chile
700,000 3.750%,  1/15/2031
e,g
709,261
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 166,950
Glencore Funding, LLC
1,820,000 4.125%,  5/30/2023
g
1,841,235
1,620,000 4.000%,  3/27/2027
g
1,639,775
International Paper Company
1,260,000 3.000%,  2/15/2027
h
1,318,762
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 395,100
2,230,000 4.500%,  7/15/2027 2,343,552
LyondellBasell Industries NV
600,000 6.000%,  11/15/2021 630,734
Methanex Corporation
220,000 5.250%,  12/15/2029 184,955
Novelis Corporation
360,000 5.875%,  9/30/2026
g
350,028
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
g
1,825,950
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 1,709,322
Tronox Finance plc
360,000 5.750%,  10/1/2025
g
318,600
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,183,680
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,736,267
WestRock Company
730,000 3.750%,  3/15/2025 771,162
Total 20,989,516
Capital Goods (3.3%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
145,159
BAE Systems plc
1,030,000 4.750%,  10/11/2021
g
1,068,462
1,700,000 3.400%,  4/15/2030
g
1,845,755
CNH Industrial Capital, LLC
1,440,000 4.875%,  4/1/2021 1,451,184
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,433,240
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 394,200
General Electric Capital Corporation
1,800,000
1.741%,  (LIBOR 3M + 1.000%),
3/15/2023
b
1,713,018
General Electric Company
2,800,000 5.000%,  1/21/2021
b,i
2,304,008
1,450,000 3.450%,  5/1/2027 1,474,455
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025
g
1,155,889
John Deere Capital Corporation
1,750,000 1.750%,  3/9/2027 1,752,473

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Capital Goods (3.3%) - continued
L3Harris Technologies, Inc.
$ 720,000 4.950%,  2/15/2021
g
$ 732,125
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,358,490
Owens-Brockway Glass Container,
Inc.
500,000 5.875%,  8/15/2023
g
505,000
Parker-Hannifin Corporation
1,750,000 4.000%,  6/14/2049 1,942,531
Roper Technologies, Inc.
1,080,000 3.125%,  11/15/2022 1,116,873
1,260,000 3.800%,  12/15/2026 1,358,475
2,000,000 2.950%,  9/15/2029 2,091,242
Spirit AeroSystems, Inc.
1,800,000
1.541%,  (LIBOR 3M +
0.800%), 6/15/2021
b
1,693,076
280,000 7.500%,  4/15/2025
g
275,800
Textron, Inc.
720,000 4.300%,  3/1/2024 751,857
370,000 3.875%,  3/1/2025 382,026
1,440,000 3.650%,  3/15/2027 1,431,344
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 339,300
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,207,233
1,075,000 4.450%,  11/16/2038 1,332,151
Total 31,255,366
Collateralized Mortgage Obligations (0.1%)
GMAC Mortgage Corporation Loan
Trust
107,951
0.987%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,j
106,427
IndyMac Seconds Asset-Backed Trust
626,843
0.827%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,j
320,432
Wachovia Mortgage Loan Trust, LLC
286,147
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
266,029
Total 692,888
Communications Services (8.3%)
AMC Networks, Inc.
180,000 5.000%,  4/1/2024 174,510
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,522,731
AT&T, Inc.
1,810,000 4.450%,  4/1/2024 1,969,812
2,150,000
1.964%,  (LIBOR 3M +
1.180%), 6/12/2024
b
2,107,271
760,000 3.400%,  5/15/2025 805,523
2,880,000 4.250%,  3/1/2027 3,170,539
1,519,000 4.300%,  2/15/2030 1,711,709
1,810,000 4.300%,  12/15/2042 1,962,758
1,800,000 4.500%,  3/9/2048 2,040,340
2,500,000 4.550%,  3/9/2049 2,859,990
British Telecommunications plc
1,800,000 4.500%,  12/4/2023 1,953,246
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Communications Services (8.3%) - continued
CCO Holdings, LLC
$ 220,000 5.500%,  5/1/2026
g
$ 228,824
360,000 4.750%,  3/1/2030
g
367,200
140,000 4.500%,  8/15/2030
g
140,700
Charter Communications Operating,
LLC
2,500,000 4.800%,  3/1/2050 2,823,066
1,700,000 4.908%,  7/23/2025 1,915,931
1,525,000 6.484%,  10/23/2045 1,987,251
Clear Channel Worldwide Holdings,
Inc.
360,000 5.125%,  8/15/2027
g
338,256
Comcast Corporation
400,000 4.950%,  10/15/2058 560,291
1,080,000 3.375%,  8/15/2025 1,182,491
1,800,000 3.300%,  4/1/2027 1,970,196
292,000 6.400%,  5/15/2038 424,761
1,600,000 4.600%,  10/15/2038 2,011,453
1,850,000 3.750%,  4/1/2040 2,117,688
1,800,000 4.650%,  7/15/2042 2,291,235
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
g
1,913,290
315,000 4.800%,  2/1/2035
g
363,386
1,400,000 4.700%,  12/15/2042
g
1,522,283
Crown Castle International
Corporation
2,340,000 5.250%,  1/15/2023 2,559,271
Discovery Communications, LLC
1,170,000 3.500%,  6/15/2022 1,195,914
900,000 4.900%,  3/11/2026 986,767
Fox Corporation
1,800,000 5.476%,  1/25/2039 2,287,992
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
g
174,569
iHeartCommunications, Inc.
180,000 4.750%,  1/15/2028
g
155,700
Interpublic Group of Companies, Inc.
1,800,000 3.750%,  10/1/2021 1,851,156
Level 3 Financing, Inc.
360,000 5.250%,  3/15/2026 369,000
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
g
343,800
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 594,819
700,000 4.200%,  6/1/2030 746,505
SFR Group SA
180,000 7.375%,  5/1/2026
g
188,100
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
g
311,400
Sprint Corporation
420,000 7.125%,  6/15/2024 471,450
Time Warner Cable, Inc.
2,200,000 4.125%,  2/15/2021 2,211,897
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 902,551
T-Mobile USA, Inc.
360,000 4.500%,  2/1/2026 370,908
3,550,000 3.750%,  4/15/2027
g
3,805,706
VeriSign, Inc.
360,000 4.750%,  7/15/2027 383,476

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Communications Services (8.3%) - continued
Verizon Communications, Inc.
$ 1,400,000 4.000%,  3/22/2050 $ 1,750,160
1,260,000 3.500%,  11/1/2024 1,377,954
2,600,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,585,172
2,150,000 4.272%,  1/15/2036 2,563,857
1,080,000 5.250%,  3/16/2037 1,435,333
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 1,736,671
Virgin Media Secured Finance plc
540,000 5.500%,  8/15/2026
g
557,361
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,607,749
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,499,755
Windstream Services, LLC
110,000 8.625%,  10/31/2025
f,g
66,000
Total 77,527,724
Consumer Cyclical (3.9%)
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,397,723
Brookfield Property REIT, Inc.
200,000 5.750%,  5/15/2026
g
160,000
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
g
205,875
Cedar Fair, LP
280,000 5.250%,  7/15/2029
g
240,800
Daimler Finance North America, LLC
1,100,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,g
1,070,509
1,100,000 1.750%,  3/10/2023
g
1,050,167
Ford Motor Company
1,750,000 9.000%,  4/22/2025 1,701,875
Ford Motor Credit Company, LLC
1,100,000 3.470%,  4/5/2021 1,050,500
1,425,000 4.250%,  9/20/2022 1,314,990
General Motors Company
1,800,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,717,729
770,000 5.000%,  4/1/2035 644,454
General Motors Financial Company,
Inc.
1,900,000 3.450%,  4/10/2022 1,829,738
1,490,000 4.000%,  1/15/2025 1,395,298
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
g
359,888
Harley-Davidson Financial Services,
Inc.
1,870,000 4.050%,  2/4/2022
g
1,869,569
Hertz Corporation
101,000 7.625%,  6/1/2022
g
38,380
Home Depot, Inc.
1,750,000 2.500%,  4/15/2027 1,846,840
1,820,000 4.250%,  4/1/2046 2,282,282
Hyundai Capital America
1,050,000 3.000%,  3/18/2021
g
1,046,069
2,150,000 2.450%,  6/15/2021
g
2,126,768
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Consumer Cyclical (3.9%) - continued
Hyundai Capital Services, Inc.
$ 1,080,000 3.000%,  3/6/2022
g
$ 1,073,150
L Brands, Inc.
105,000 6.694%,  1/15/2027 74,025
Lennar Corporation
1,270,000 2.950%,  11/29/2020 1,248,410
1,100,000 4.125%,  1/15/2022 1,104,356
1,100,000 4.500%,  4/30/2024 1,122,000
Lowe's Companies, Inc.
1,100,000 5.000%,  4/15/2040 1,355,626
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,375,489
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,231,652
ServiceMaster Company, LLC
360,000 5.125%,  11/15/2024
g
367,272
Six Flags Entertainment Corporation
70,000 5.500%,  4/15/2027
g
60,599
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
g
41,392
Visa, Inc.
1,400,000 1.900%,  4/15/2027 1,447,693
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
g
1,623,510
Total 36,474,628
Consumer Non-Cyclical (11.9%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,884,941
810,000 4.750%,  11/30/2036 1,056,571
1,500,000 6.000%,  4/1/2039 2,186,952
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,716,622
1,450,000 2.950%,  11/21/2026
g
1,534,701
1,800,000 4.050%,  11/21/2039
g
1,984,750
Albertson's Companies, Inc.
360,000 6.625%,  6/15/2024 371,250
Allergan Sales, LLC
1,450,000 5.000%,  12/15/2021
g
1,518,927
Altria Group, Inc.
1,800,000 4.800%,  2/14/2029 2,009,764
2,850,000 5.800%,  2/14/2039 3,394,972
Amgen, Inc.
1,800,000 3.375%,  2/21/2050
h
1,926,605
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 1,989,725
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,405,897
2,500,000 3.500%,  6/1/2030 2,666,520
1,450,000 4.600%,  4/15/2048 1,598,426
1,800,000 4.439%,  10/6/2048 1,945,876
1,800,000 5.550%,  1/23/2049 2,246,920
Avantor, Inc.
360,000 6.000%,  10/1/2024
g
379,440
BAT Capital Corporation
1,500,000 5.282%,  4/2/2050 1,730,784
1,450,000 3.222%,  8/15/2024 1,504,218
1,750,000 4.700%,  4/2/2027 1,932,745

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Consumer Non-Cyclical (11.9%) - continued
Bausch Health Companies, Inc.
$ 30,000 5.000%,  1/30/2028
g
$ 28,719
30,000 5.250%,  1/30/2030
g
29,700
Baxalta, Inc.
871,000 4.000%,  6/23/2025 953,195
Becton, Dickinson and Company
1,750,000 3.363%,  6/6/2024 1,858,749
2,150,000 3.700%,  6/6/2027 2,333,222
Biogen, Inc.
1,800,000 5.200%,  9/15/2045 2,343,474
Boston Scientific Corporation
1,340,000 3.375%,  5/15/2022 1,397,391
1,050,000 3.750%,  3/1/2026 1,146,513
928,000 7.375%,  1/15/2040 1,450,161
Bristol-Myers Squibb Company
1,090,000 3.250%,  8/15/2022
g
1,146,203
Bunge, Ltd. Finance Corporation
1,080,000 3.500%,  11/24/2020 1,085,753
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
g
1,839,398
Centene Corporation
90,000 4.250%,  12/15/2027
g
94,163
270,000 4.625%,  12/15/2029
g,h
295,650
3,895,000 3.375%,  2/15/2030
g
3,928,887
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,018,367
2,150,000 2.400%,  3/15/2030 2,168,241
1,800,000 4.800%,  8/15/2038 2,185,390
Conagra Brands, Inc.
500,000 4.600%,  11/1/2025 558,037
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 883,642
360,000 3.500%,  5/9/2027 380,054
1,700,000 5.250%,  11/15/2048 2,089,666
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,213,465
630,000 4.750%,  12/1/2022 678,236
1,825,000 4.100%,  3/25/2025 2,014,696
900,000 3.875%,  7/20/2025 984,473
700,000 3.625%,  4/1/2027 761,982
2,790,000 5.050%,  3/25/2048 3,508,364
HCA, Inc.
360,000 5.375%,  2/1/2025 387,050
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
g
1,789,194
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
g
1,327,302
JBS USA, LLC
360,000 6.500%,  4/15/2029
g
378,904
Kellogg Company
1,450,000 3.125%,  5/17/2022 1,500,870
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 1,855,518
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 121,647
Kraft Heinz Foods Company
720,000 3.000%,  6/1/2026 714,243
250,000 3.750%,  4/1/2030
g
253,981
Kroger Company
1,800,000 2.650%,  10/15/2026 1,882,268
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Consumer Non-Cyclical (11.9%) - continued
Nestle Holdings, Inc.
$ 2,150,000 3.900%,  9/24/2038
g
$ 2,605,483
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
364,608
Reckitt Benckiser Treasury Services
plc
1,620,000 2.750%,  6/26/2024
g
1,669,405
Reynolds American, Inc.
2,000,000 4.850%,  9/15/2023 2,171,355
940,000 5.850%,  8/15/2045 1,102,210
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,800,000 2.875%,  9/23/2023 1,871,310
Smithfield Foods, Inc.
4,500,000 2.650%,  10/3/2021
g
4,428,069
Sysco Corporation
900,000 5.950%,  4/1/2030
h
1,058,314
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
g
355,500
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 778,526
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 778,295
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,949,896
760,000 4.750%,  7/15/2045 998,508
1,775,000 4.450%,  12/15/2048 2,275,458
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
g
454,781
Total 111,435,092
Energy (7.9%)
Baker Hughes, LLC
1,425,000 4.486%,  5/1/2030 1,464,169
BP Capital Markets America, Inc.
1,800,000 3.000%,  2/24/2050 1,710,762
910,000 3.119%,  5/4/2026 949,155
1,440,000 3.017%,  1/16/2027 1,468,406
1,050,000 3.543%,  4/6/2027 1,100,970
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,602,300
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
g
194,250
Cenovus Energy, Inc.
1,800,000 4.250%,  4/15/2027 1,414,406
Centennial Resource Production, LLC
360,000 5.375%,  1/15/2026
g
108,000
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029
g
1,605,077
Cheniere Energy Partners, LP
540,000 4.500%,  10/1/2029
g
498,150
Chesapeake Energy Corporation
252,000 11.500%,  1/1/2025
g
6,930
Continental Resources, Inc.
1,800,000 4.500%,  4/15/2023 1,591,875
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,073,258

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Energy (7.9%) - continued
El Paso Pipeline Partners Operating
Company, LLC
$ 720,000 4.700%,  11/1/2042 $ 736,306
Enagas SA
360,000 5.500%,  1/15/2028
g
246,600
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,129,399
1,800,000 6.000%,  6/15/2048 1,690,044
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,377,055
Enterprise Products Operating, LLC
1,010,000 3.700%,  2/15/2026 1,075,528
1,800,000 4.875%,  8/16/2077
b
1,566,000
EOG Resources, Inc.
600,000 4.950%,  4/15/2050 718,197
2,000,000 4.375%,  4/15/2030 2,230,812
EQT Corporation
360,000 3.900%,  10/1/2027 302,400
Equinor ASA
2,100,000 3.000%,  4/6/2027 2,203,007
1,425,000 3.125%,  4/6/2030 1,528,295
Exxon Mobil Corporation
1,750,000 4.327%,  3/19/2050 2,135,513
1,800,000 3.452%,  4/15/2051 1,951,662
Hess Corporation
720,000 3.500%,  7/15/2024 654,604
700,000 4.300%,  4/1/2027 633,917
Kinder Morgan, Inc.
720,000 5.000%,  2/15/2021
g
729,735
1,825,000 5.200%,  3/1/2048
h
2,054,852
Marathon Petroleum Corporation
1,440,000 4.750%,  12/15/2023 1,451,626
1,780,000 6.500%,  3/1/2041 1,867,330
MPLX, LP
1,450,000 3.500%,  12/1/2022
g
1,432,097
1,450,000 4.875%,  6/1/2025 1,414,026
1,750,000 4.800%,  2/15/2029 1,766,446
1,080,000 5.200%,  3/1/2047 1,029,490
Murphy Oil Corporation
180,000 5.875%,  12/1/2027 122,166
Newfield Exploration Company
1,000,000 5.625%,  7/1/2024 715,266
1,711,000 5.375%,  1/1/2026 1,180,060
Noble Energy, Inc.
1,700,000 3.900%,  11/15/2024 1,523,850
1,400,000 5.050%,  11/15/2044 1,022,915
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 951,119
Petrobras Global Finance BV
1,483,000 5.093%,  1/15/2030
g
1,351,755
Plains All American Pipeline, LP
1,800,000 3.650%,  6/1/2022 1,764,365
1,800,000 4.500%,  12/15/2026 1,669,509
1,800,000 3.550%,  12/15/2029 1,536,398
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,142,324
Schlumberger Holdings Corporation
1,750,000 3.900%,  5/17/2028
g
1,680,967
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,113,042
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Energy (7.9%) - continued
Sunoco Logistics Partners
Operations, LP
$ 1,800,000 3.450%,  1/15/2023 $ 1,755,906
2,500,000 4.000%,  10/1/2027 2,340,807
Sunoco, LP
360,000 5.500%,  2/15/2026 347,400
Transocean, Inc.
360,000 7.500%,  1/15/2026
g
136,800
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,114,853
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,110,646
900,000 3.750%,  6/15/2027 897,610
Total 74,190,407
Financials (25.1%)
Aegon NV
1,400,000
0.915%,  (USISDA 10Y +
0.100%), 7/15/2020
b,i
994,000
AerCap Ireland Capital, Ltd.
540,000 3.950%,  2/1/2022 505,632
2,200,000 3.875%,  1/23/2028 1,848,560
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,394,398
740,000 4.250%,  9/15/2024 696,453
Ally Financial, Inc.
170,000 5.750%,  11/20/2025 174,250
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 1,955,321
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,909,730
Australia and New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,g
1,775,074
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
606,975
3,600,000 4.375%,  5/1/2026
g
3,082,702
Banco Bilbao Vizcaya Argentaria SA
1,600,000 6.500%,  3/5/2025
b,i
1,454,000
Banco Santander SA
1,200,000 4.379%,  4/12/2028 1,299,469
Bank of America Corporation
1,100,000 3.499%,  5/17/2022
b
1,120,762
1,857,000 3.004%,  12/20/2023
b
1,922,336
1,670,000 4.200%,  8/26/2024 1,805,863
1,640,000 6.500%,  10/23/2024
b,i
1,746,600
1,800,000 4.000%,  1/22/2025 1,943,885
1,250,000 3.950%,  4/21/2025 1,345,343
730,000 3.875%,  8/1/2025 799,449
1,800,000 3.093%,  10/1/2025
b
1,889,326
1,800,000 3.705%,  4/24/2028
b
1,964,091
1,450,000 4.271%,  7/23/2029
b
1,646,402
2,030,000 3.194%,  7/23/2030
b
2,162,702
Barclays Bank plc
1,090,000 10.179%,  6/12/2021
g
1,167,716
Barclays plc
2,100,000 4.610%,  2/15/2023
b
2,182,831
1,600,000 4.338%,  5/16/2024
b
1,681,758
720,000 4.836%,  5/9/2028 758,010
Berkshire Hathaway Finance
Corporation
1,050,000 4.250%,  1/15/2049 1,328,097

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Financials (25.1%) - continued
BNP Paribas SA
$ 1,550,000 4.500%,  2/25/2030
b,g,i
$ 1,294,250
Boston Properties, LP
1,800,000 2.750%,  10/1/2026 1,799,154
BPCE SA
1,080,000 3.000%,  5/22/2022
g
1,095,174
735,000 5.700%,  10/22/2023
g
794,884
810,000 5.150%,  7/21/2024
g
866,587
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,014,953
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,858,368
Capital One NA
1,800,000 2.150%,  9/6/2022 1,793,809
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,i
1,504,375
CIT Group, Inc.
180,000 4.125%,  3/9/2021 176,850
540,000 5.250%,  3/7/2025 533,412
1,100,000 6.125%,  3/9/2028 1,127,500
Citigroup, Inc.
1,100,000 3.142%,  1/24/2023
b
1,126,593
1,440,000
3.010%,  (LIBOR 3M +
1.430%), 9/1/2023
b
1,441,922
1,800,000 4.700%,  1/30/2025
b,i
1,566,000
1,900,000 3.352%,  4/24/2025
b
1,994,491
2,630,000 4.400%,  6/10/2025 2,854,766
1,695,000 5.500%,  9/13/2025 1,941,499
1,090,000 3.700%,  1/12/2026 1,177,987
1,510,000 4.450%,  9/29/2027 1,654,315
1,450,000 4.650%,  7/23/2048 1,775,366
Citizens Bank NA
720,000 2.650%,  5/26/2022 730,765
Citizens Financial Group, Inc.
720,000 2.375%,  7/28/2021 724,700
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,288,472
350,000 3.950%,  5/15/2024 369,992
1,750,000 3.450%,  8/15/2027 1,754,526
Commerzbank AG
1,800,000 8.125%,  9/19/2023
g
1,987,240
CoreStates Capital III
1,360,000
2.262%,  (LIBOR 3M +
0.570%), 2/15/2027
b,g
1,160,588
Credit Agricole SA
720,000 3.375%,  1/10/2022
g
734,848
2,200,000 3.250%,  1/14/2030
g
2,223,773
Credit Suisse Group AG
1,800,000 3.574%,  1/9/2023
g
1,840,051
2,300,000 7.500%,  7/17/2023
b,g,i
2,323,000
1,400,000 5.100%,  1/24/2030
b,g,i
1,253,000
Credit Suisse Group Funding, Ltd.
1,100,000 3.750%,  3/26/2025 1,165,018
Danske Bank AS
2,950,000 5.000%,  1/12/2022
g
3,049,708
1,050,000 3.244%,  12/20/2025
b,g
1,049,864
Deutsche Bank AG
1,440,000 2.700%,  7/13/2020 1,438,444
2,200,000 6.000%,  10/30/2025
b,i
1,595,000
2,800,000 3.961%,  11/26/2025
b
2,737,155
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Financials (25.1%) - continued
Digital Realty Trust, LP
$ 1,550,000 2.750%,  2/1/2023 $ 1,580,088
Discover Bank
865,000 4.200%,  8/8/2023 901,204
1,400,000 2.450%,  9/12/2024 1,369,468
2,510,000 4.682%,  8/9/2028
b
2,546,144
Duke Realty, LP
1,780,000 3.875%,  10/15/2022 1,841,738
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 779,687
Fidelity National Information
Services, Inc.
1,100,000 3.750%,  5/21/2029 1,233,128
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
g
3,180,036
GE Capital International Funding
Company
1,750,000 4.418%,  11/15/2035 1,820,227
Goldman Sachs Group, Inc.
1,150,000 2.876%,  10/31/2022
b
1,167,975
1,080,000 2.908%,  6/5/2023
b
1,103,900
810,000 4.000%,  3/3/2024 869,239
2,550,000 3.850%,  7/8/2024 2,721,947
1,800,000 4.950%,  2/10/2025
b,h,i
1,674,000
1,510,000 4.250%,  10/21/2025 1,619,183
HCP, Inc.
751,000 4.250%,  11/15/2023 780,450
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,i
721,800
1,800,000
2.692%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,760,129
1,150,000 3.803%,  3/11/2025
b
1,223,753
1,440,000 4.300%,  3/8/2026 1,593,533
900,000 6.000%,  5/22/2027
b,i
883,499
1,080,000 4.041%,  3/13/2028
b
1,169,920
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 353,743
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,674,668
International Lease Finance
Corporation
1,440,000 5.875%,  8/15/2022 1,407,803
Itau Unibanco Holding SA
2,200,000 2.900%,  1/24/2023
g
2,123,022
J.P. Morgan Chase & Company
1,500,000 2.972%,  1/15/2023 1,543,446
1,810,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
1,807,738
730,000 6.750%,  2/1/2024
b,i
783,713
1,800,000 5.000%,  8/1/2024
b,i
1,674,000
2,000,000 3.875%,  9/10/2024 2,150,834
1,800,000 4.600%,  2/1/2025
b,i
1,614,600
2,200,000 3.900%,  7/15/2025 2,418,429
1,800,000 2.950%,  10/1/2026 1,886,397
1,400,000 3.882%,  7/24/2038
b
1,578,251
1,850,000 5.500%,  10/15/2040 2,536,799
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,492,394
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 2,902,286
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
g
1,123,767

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Financials (25.1%) - continued
Lincoln National Corporation
$ 1,850,000 4.000%,  9/1/2023 $ 1,974,690
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,180,022
Lloyds Banking Group plc
2,250,000 2.858%,  3/17/2023
b
2,272,430
1,100,000 2.438%,  2/5/2026
b
1,098,039
Marsh & McLennan Companies, Inc.
800,000 4.375%,  3/15/2029 934,522
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 348,300
Mitsubishi UFJ Financial Group, Inc.
1,050,000 3.455%,  3/2/2023 1,093,944
Mizuho Financial Group, Inc.
1,440,000 3.663%,  2/28/2027 1,554,439
Morgan Stanley
1,795,000 4.875%,  11/1/2022 1,918,127
1,810,000
2.420%,  (LIBOR 3M +
1.400%), 10/24/2023
b
1,809,332
1,000,000 2.720%,  7/22/2025
b
1,029,713
1,130,000 4.000%,  7/23/2025 1,244,680
720,000 3.125%,  7/27/2026 763,359
1,490,000 4.350%,  9/8/2026 1,640,895
2,400,000 3.622%,  4/1/2031
b,h
2,638,153
930,000 4.300%,  1/27/2045 1,114,270
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 367,200
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
g
1,633,057
1,080,000 4.000%,  9/14/2026
g
1,112,973
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
g
1,783,030
Nippon Life Insurance Company
1,450,000 3.400%,  1/23/2050
b,g
1,464,500
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
619,082
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
g
1,792,339
Preferred Term Securities XXIII, Ltd.
270,365
0.941%,  (LIBOR 3M +
0.200%), 12/22/2036
b,g
222,542
Prudential Financial, Inc.
2,200,000 3.700%,  3/13/2051 2,334,069
1,133,000 3.935%,  12/7/2049 1,226,647
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,290,864
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,485,137
Reinsurance Group of America, Inc.
1,450,000 4.700%,  9/15/2023 1,527,484
400,000 3.900%,  5/15/2029 419,942
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,i
1,101,600
1,440,000 3.498%,  5/15/2023
b
1,474,430
1,440,000 3.875%,  9/12/2023 1,507,574
1,500,000 4.269%,  3/22/2025
b
1,598,818
600,000 3.754%,  11/1/2029
b
597,965
Santander UK Group Holdings plc
800,000 3.125%,  1/8/2021 807,423
1,500,000 4.750%,  9/15/2025
g
1,557,312
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Financials (25.1%) - continued
Standard Chartered plc
$ 1,550,000 2.744%,  9/10/2022
b,g
$ 1,553,847
1,750,000
2.285%,  (LIBOR 3M +
1.150%), 1/20/2023
b,g
1,701,812
1,800,000 4.644%,  4/1/2031
b,g
1,979,792
Synchrony Financial
1,750,000 4.250%,  8/15/2024 1,709,928
2,150,000 3.950%,  12/1/2027 1,978,645
UBS Group Funding Jersey, Ltd.
900,000 2.650%,  2/1/2022
g
914,823
1,510,000 4.125%,  9/24/2025
g
1,659,764
UBS Group Funding Switzerland AG
1,440,000 4.253%,  3/23/2028
g
1,591,171
UnionBanCal Corporation
1,420,000 3.500%,  6/18/2022 1,463,498
Ventas Realty, LP
720,000 3.500%,  2/1/2025 721,938
1,800,000 4.000%,  3/1/2028 1,791,225
VICI Properties, LP / VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
g
84,113
90,000 4.625%,  12/1/2029
g
83,138
Wells Fargo & Company
2,000,000 4.125%,  8/15/2023 2,131,691
1,440,000 3.000%,  4/22/2026 1,508,637
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,337,832
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,576,150
Total 235,919,979
Foreign Government (0.6%)
Bahrain Government International
Bond
1,750,000 5.875%,  1/26/2021 1,742,562
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
g
2,139,250
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
g
496,375
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
g
1,254,660
Total 5,632,847
Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,672,887 3.500%,  5/1/2034 1,769,089
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,221,184 3.000%,  3/25/2050 5,517,615
448,789 3.000%,  4/1/2050 474,270
3,669,320 3.500%,  7/1/2047 3,899,115
3,419,507 3.000%,  8/1/2047 3,619,574
Federal National Mortgage
Association
648,759 4.500%,  5/1/2048 701,200
2,756,550 3.500%,  10/1/2048 2,918,693
2,397,311 3.500%,  6/1/2049 2,541,135

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Mortgage-Backed Securities (4.7%) - continued
$ 3,090,137 3.500%,  8/1/2049 $ 3,280,204
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,475,000 2.000%,  6/1/2034
e
3,578,979
3,225,000 2.500%,  6/1/2034
e
3,368,487
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,200,000 2.500%,  5/1/2050
e
4,373,414
2,999,252 4.000%,  7/1/2048 3,192,110
500,000 3.000%,  5/1/2049
e
527,813
4,200,000 2.500%,  7/1/2049
e
4,366,292
Total 44,127,990
Technology (5.5%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,831,501
1,080,000 3.750%,  9/12/2047 1,301,123
Applied Materials, Inc.
720,000 3.300%,  4/1/2027 793,911
Broadcom Corporation
4,350,000 3.875%,  1/15/2027 4,513,026
1,800,000 3.500%,  1/15/2028 1,823,676
Broadcom, Inc.
2,150,000 4.250%,  4/15/2026
g
2,302,809
1,800,000 5.000%,  4/15/2030
g
2,012,504
Dell International, LLC/ EMC
Corporation
700,000 6.100%,  7/15/2027
g,h
765,008
Diamond 1 Finance Corporation
238,000 5.875%,  6/15/2021
g
238,000
5,575,000 6.020%,  6/15/2026
g
6,031,926
Diamond Sports Group, LLC
130,000 5.375%,  8/15/2026
g
98,800
180,000 6.625%,  8/15/2027
g
98,550
Fiserv, Inc.
700,000 2.750%,  7/1/2024 736,212
1,775,000 3.200%,  7/1/2026 1,901,660
Hewlett Packard Enterprise Company
1,440,000 4.400%,  10/15/2022 1,510,603
1,250,000 2.250%,  4/1/2023 1,268,132
1,400,000 4.650%,  10/1/2024 1,489,549
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
g
344,700
Lam Research Corporation
1,750,000 4.000%,  3/15/2029 2,039,832
Marvell Technology Group, Ltd.
900,000 4.200%,  6/22/2023 931,247
1,100,000 4.875%,  6/22/2028 1,202,518
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,001,675
NVIDIA Corporation
1,800,000 3.500%,  4/1/2040 2,017,780
NXP BV/NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
g
1,899,070
1,750,000 5.350%,  3/1/2026
g
1,978,099
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
g
1,111,808
Oracle Corporation
2,100,000 2.800%,  4/1/2027 2,250,669
1,800,000 4.300%,  7/8/2034 2,201,131
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Technology (5.5%) - continued
Panasonic Corporation
$ 1,600,000 3.113%,  7/19/2029
g
$ 1,640,146
Seagate HDD Cayman
489,000 4.250%,  3/1/2022 500,262
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,291,651
Total 52,127,578
Transportation (1.5%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,201,500
Aircastle, Ltd.
1,785,000 4.400%,  9/25/2023 1,566,695
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,912,515
1,800,000 4.050%,  6/15/2048 2,155,317
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,129,271
Delta Air Lines, Inc.
790,724 4.250%,  7/30/2023 704,705
1,800,000 2.900%,  10/28/2024 1,412,864
300,000 7.000%,  5/1/2025
g
307,469
Hertz Corporation
360,000 6.000%,  1/15/2028
g
64,800
Penske Truck Leasing Company, LP
1,400,000 3.375%,  2/1/2022
g
1,421,812
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,519,070
United Airlines Pass Through Trust
678,696 3.750%,  9/3/2026 594,323
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
g
364,500
Total 14,354,841
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
11,500,000 2.000%,  2/15/2050 13,511,602
4,000,000 2.375%,  5/15/2029 4,616,562
7,500,000 1.625%,  8/15/2029 8,178,516
11,000,000 1.750%,  11/15/2029 12,134,375
5,000,000 1.500%,  2/15/2030 5,406,250
4,100,000 3.000%,  2/15/2049 5,791,730
17,500,000 2.250%,  8/15/2049 21,585,840
Total 71,224,875
Utilities (9.5%)
AEP Transmission Company, LLC
2,520,000 3.100%,  12/1/2026 2,716,958
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,372,020
American Electric Power Company,
Inc.
1,750,000 3.250%,  3/1/2050 1,766,376
1,435,000 2.950%,  12/15/2022 1,484,654
American Water Capital Corporation
1,800,000 3.450%,  5/1/2050 2,001,592
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 1,982,746
Baltimore Gas and Electric Company
1,440,000 2.400%,  8/15/2026 1,497,888

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Utilities (9.5%) - continued
Berkshire Hathaway Energy Company
$ 1,425,000 4.450%,  1/15/2049 $ 1,864,671
CenterPoint Energy, Inc.
2,340,000 2.500%,  9/1/2022 2,404,684
1,750,000 2.950%,  3/1/2030 1,789,015
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,552,619
Consolidated Edison Company of
New York, Inc.
720,000 2.900%,  12/1/2026 771,302
2,250,000 4.125%,  5/15/2049 2,725,636
Consumers Energy Company
1,050,000 4.350%,  4/15/2049 1,427,511
Dominion Energy, Inc.
800,000 2.715%,  8/15/2021 807,125
1,600,000 3.071%,  8/15/2024 1,681,090
1,250,000 4.650%,  12/15/2024
b,i
1,215,625
Duke Energy Corporation
2,160,000 2.650%,  9/1/2026 2,290,742
2,160,000 3.150%,  8/15/2027 2,301,498
1,800,000 3.750%,  9/1/2046 2,042,034
Edison International
975,000 3.550%,  11/15/2024 1,003,472
5,000,000 5.750%,  6/15/2027 5,675,245
Exelon Corporation
1,500,000 4.700%,  4/15/2050 1,922,609
900,000 3.497%,  6/1/2022 927,329
880,000 3.950%,  6/15/2025 971,815
340,000 3.400%,  4/15/2026 369,136
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,770,902
700,000 4.850%,  7/15/2047 900,361
FirstEnergy Transmission, LLC
1,850,000 5.450%,  7/15/2044
g
2,331,326
Georgia Power Company
1,800,000 2.650%,  9/15/2029 1,853,249
ITC Holdings Corporation
2,920,000 4.050%,  7/1/2023 3,098,825
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,742,851
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,479,940
NextEra Energy Operating Partners,
LP
360,000 3.875%,  10/15/2026
g
355,824
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,290,105
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 2,003,013
Oncor Electric Delivery Company, LLC
1,510,000 3.750%,  4/1/2045 1,830,671
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026
k,l
731,825
1,100,000 3.300%,  12/1/2027
k,l
1,102,750
1,100,000 3.950%,  12/1/2047
k,l
1,075,250
PPL Capital Funding, Inc.
1,795,000 3.500%,  12/1/2022 1,867,001
1,810,000 3.950%,  3/15/2024 1,912,027
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,354,404
Principal
Amount Long-Term Fixed Income ( 93 .3% ) Value
Utilities (9.5%) - continued
San Diego Gas and Electric Company
$ 1,800,000 4.150%,  5/15/2048 $ 2,154,246
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,881,732
South Carolina Electric & Gas
Company
1,100,000 5.100%,  6/1/2065 1,567,226
Southern California Edison Company
1,800,000 3.650%,  2/1/2050 1,942,453
Southern Company
4,370,000 3.250%,  7/1/2026 4,665,506
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
g
377,654
Total 88,854,533
Total Long-Term Fixed Income
(cost $834,244,812) 876,518,736
Shares
Registered Investment Companies
( 3 .0% ) Value
Unaffiliated  (3.0%)
70,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 7,035,000
200,000 iShares S&P U.S. Preferred Stock
Index Fund 6,930,000
90,000 SPDR Bloomberg Barclays High Yield
Bond ETF 8,912,700
70,000 Vanguard Short-Term Corporate
Bond ETF
h
5,675,600
Total 28,553,300
Total Registered Investment
Companies (cost $28,166,091) 28,553,300
Shares
Collateral Held for Securities Loaned
( 1 .6% ) Value
14,974,280 Thrivent Cash Management Trust 14,974,280
Total Collateral Held for Securities
Loaned
(cost $14,974,280) 14,974,280
Shares Preferred Stock ( 0 .1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,i
1,262,500
Total 1,262,500
Total Preferred Stock
(cost $1,250,000) 1,262,500
Shares or
Principal
Amount Short-Term Investments ( 3 .9% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.900%, 5/7/2020
m,n
199,997
300,000 0.500%, 5/12/2020
m,n
299,992
300,000 0.500%, 5/13/2020
m
299,991
200,000 0.530%, 6/12/2020
m,n
199,977
300,000 0.090%, 7/13/2020
m
299,927
Thrivent Core Short-Term Reserve
Fund
3,489,090 1.450% 34,890,898

Income Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Shares or
Principal
Amount Short-Term Investments ( 3 .9% ) Value
U.S. Treasury Bills
100,000 0.275%, 7/23/2020
m
$ 99,977
100,000 0.101%, 7/30/2020
m
99,974
Total Short-Term Investments (cost
$36,304,367) 36,390,733
Total Investments (cost
$923,152,607) 102.7% $ 965,042,075
Other Assets and Liabilities, Net
(2.7%) (25,459,246)
Total Net Assets 100.0% $ 939,582,829
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $163,797,895 or 17.4% of total net
assets.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is insured or guaranteed.
k Defaulted security.  Interest is not being accrued.
l In bankruptcy.  Interest is not being accrued.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April 30,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 9,202,012
Common Stock 5,391,820
Total lending $14,593,832
Gross amount payable upon return of
collateral for securities loaned $14,974,280
Net amounts due to counterparty $380,448
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Shares Common Stock ( 92 .2% ) Value
Australia (4.6%)
20,965 Ansell, Ltd. $ 386,640
100,806 Aristocrat Leisure, Ltd. 1,653,193
158,104 Austal, Ltd. 343,109
512,496 Beach Energy, Ltd. 499,555
68,163 BHP Group, Ltd. 1,391,497
26,722 Breville Group, Ltd. 302,392
82,860 BWP Trust 189,357
44,997 Carsales.com, Ltd. 411,622
142,864 Charter Hall Group 705,968
112,039 Commonwealth Bank of Australia 4,525,971
12,107 Computershare, Ltd. 95,254
57,546 CSL, Ltd. 11,470,464
250,053 Evolution Mining, Ltd. 814,305
228,398 Genworth Mortgage Insurance
Australia, Ltd. 315,750
49,366 Gold Road Resources, Ltd.
a
50,410
227,258 Independence Group NL 689,425
179,715 IPH, Ltd. 859,555
10,158 IRESS, Ltd. 74,094
24,244 Kogan.com, Ltd 125,082
4,462 Megaport, Ltd.
a
34,336
4,718 Mineral Resources, Ltd. 50,850
8,637 Newcrest Mining, Ltd.
b
156,532
11,207 Nick Scali, Ltd. 33,346
23,049 Northern Star Resources, Ltd. 186,122
12,287 Perpetual, Ltd. 238,841
371,525 Perseus Mining, Ltd.
a
224,525
43,958 Pro Medicus, Ltd. 739,872
202,350 Ramelius Resources, Ltd. 171,940
405,751 Regis Resources, Ltd. 1,160,190
37,267 Rio Tinto, Ltd. 2,100,407
92,260 Saracen Mineral Holdings, Ltd.
a
253,031
59,710 Select Harvests, Ltd. 280,670
351,528 Silver Lake Resources, Ltd.
a
434,183
24,874 Super Retail Group, Ltd. 101,480
118,145 Technology One, Ltd. 724,764
112,409 Transurban Group
a
1,002,098
423,321 Vita Group, Ltd. 298,861
5,334 Webjet, Ltd. 10,458
97,093 Westgold Resources, Ltd.
a
127,553
21,093 Woodside Petroleum, Ltd. 302,035
Total 33,535,737
Austria (0.3%)
4,595 AT&S Austria Technologie &
Systemtechnik AG 79,200
10,763 BAWAG Group AG
c
365,811
6,363 Immofinanz AG
a
117,498
22,228 OMV AG 725,788
272 Osterreichische Post AG
a
10,251
2,594 S IMMO AG 48,211
17,027 UNIQA Insurance Group AG 114,797
26,876 Wienerberger AG 503,371
Total 1,964,927
Belgium (0.3%)
4,920 Barco NV 784,861
3,188 bpost SA 22,244
2,042 Gimv NV 112,187
7,003 KBC Ancora 245,893
354 Melexis NV 21,532
5,938 Mobistar SA 98,777
2,987 NV Bekaert SA 63,148
9,082 SA D'Ieteren NV 455,141
Shares Common Stock ( 92 .2% ) Value
Belgium (0.3%) - continued
3,039 Warehouses De Pauw CVA
a
$ 83,371
Total 1,887,154
Bermuda (0.1%)
17,000 K Wah International Holdings, Ltd. 7,790
36,000 Road King Infrastructure, Ltd. 55,642
131,000 Shanghai Industrial Urban
Development Group, Ltd. 12,912
790,000 Yuexiu Transport Infrastructure, Ltd. 551,480
Total 627,824
Brazil (0.5%)
21,900 Ambev SA 45,790
14,900 Atacadao SA 55,047
9,500 B3 SA - Brasil Bolsa Balcao 66,823
91,700 Banco ABC Brasil SA 245,358
27,900 Banco do Brasil SA 145,352
190,200 BR Malls Participacoes SA 351,516
11,200 Braskem SA
a
43,973
25,800 Cosan SA 286,234
77,200 EDP - Energias do Brasil SA 240,917
12,830 Embraer SA ADR
a
81,214
62,257 Gerdau SA ADR 133,853
23,100 GOL Linhas Aereas Inteligentes SA
a
52,547
58,600 Iochpe-Maxion SA 140,522
63,852 Itau Unibanco Holding SA ADR 268,817
397,900 Metalurgica Gerdau SA 379,029
31,400 Petrobras Distribuidora SA 113,927
131,390 Petroleo Brasileiro SA 436,364
39,439 Petroleo Brasileiro SA ADR 272,524
2,400 Raia Drogasil SA 46,505
91,500 Randon SA Implementos e
Participacoes 145,548
23,100 Rumo SA
a
83,685
15,800 Tupy SA 43,583
11,230 Vale SA ADR 92,647
Total 3,771,775
Canada (6.5%)
51,925 Alaris Royalty Corporation 378,260
49,830 Allied Properties REIT 1,595,190
35,409 Bank of Montreal 1,800,277
67,939 Barrick Gold Corporation 1,748,809
17,634 Canadian Natural Resources, Ltd. 295,304
99,762 CGI, Inc.
a
6,362,206
400,644 CI Financial Corporation 4,256,995
30,378 First Quantum Minerals, Ltd. 185,504
106,951 Granite REIT 4,886,730
103,580 Laurentian Bank of Canada 2,313,519
218,680 Manulife Financial Corporation 2,754,022
149,467 Northland Power, Inc. 3,207,428
46,050 Onex Corporation 2,122,611
49,291 Peyto Exploration & Development
Corporation 99,506
32,981 Power Corporation of Canada 527,431
95,046 Quebecor, Inc. 2,069,646
38,366 RioCan REIT 438,248
666 Shopify Inc.
a
421,105
96,262 Sun Life Financial, Inc. 3,299,443
9,475 Suncor Energy, Inc. 168,950
8,015 TC Energy Corporation 368,865
9,738 TMX Group, Ltd. 843,640

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Shares Common Stock ( 92 .2% ) Value
Canada (6.5%) - continued
185,178 Toronto-Dominion Bank $ 7,737,313
Total 47,881,002
Cayman Islands (1.7%)
70,000 3SBio, Inc.
a,c
70,967
22,100 ASM Pacific Technology, Ltd. 223,314
3,000 Ausnutria Dairy Corporation, Ltd. 5,533
8,069 Baidu.com, Inc. ADR
a
814,404
28,600 Budweiser Brewing Company APAC,
Ltd.
a,c
77,718
45,000 Central China Real Estate, Ltd. 22,938
129,000 China Aoyuan Group, Ltd. 151,566
17,000 China Mengniu Dairy Company, Ltd. 60,199
200,000 China Resources Land, Ltd. 826,441
65,000 China Shineway Pharmaceutical
Group, Ltd. 48,175
140,000 Consun Pharmaceutical Group, Ltd. 71,575
58,000 Fu Shou Yuan International Group,
Ltd. 52,450
113,000 Goodbaby International Holdings,
Ltd.
a
11,567
157,000 IGG, Inc. 99,821
126,500 Kingboard Holdings, Ltd. 308,604
37,500 Longfor Group Holdings, Ltd.
c
190,651
10,800 Meituan Dianping
a
144,602
2,464 NetEase, Inc. ADR 849,982
4,229 New Oriental Education & Technology
Group, Inc. ADR
a
539,874
18,671 NIO, Inc. ADR
a
63,668
1,196 Pinduoduo, Inc. ADR
a
56,738
143,200 Sands China, Ltd. 579,745
1,502,000 Shui On Land, Ltd. 266,100
31,000 SITC International Holdings Company,
Ltd. 30,624
11,000 Sunny Optical Technology (Group)
Company, Ltd. 153,181
4,425 TAL Education Group ADR
a
239,791
100,890 Tencent Holdings, Ltd. 5,303,731
116,000 Tingyi (Cayman Islands) Holding
Corporation 205,911
2,732 Trip.com Group, Ltd. ADR
a
70,376
371,000 Value Partners Group, Ltd. 147,255
8,000 Vinda International Holdings, Ltd. 23,950
23,000 Wisdom Marine Lines Company, Ltd. 19,343
4,000 Wuxi Biologics (Cayman), Inc.
a,c
62,266
203,600 Wynn Macau, Ltd. 351,592
133,800 Xiaomi Corporation
a,c
175,491
4,071 ZTO Express, Inc. ADR 121,153
Total 12,441,296
Chile (0.1%)
14,029 Banco Santander Chile SA ADR 235,968
39,773 CAP SA
a
194,125
Total 430,093
China (2.6%)
24,500 360 Security Technology, Inc. 63,816
28,642 Alibaba Group Holding, Ltd. ADR
a
5,804,874
11,500 Anhui Conch Cement Company, Ltd.,
Class A 96,425
81,000 Anhui Conch Cement Company, Ltd.,
Class H 638,716
362 Autohome,  Inc.  ADR 29,738
683,000 Bank of China, Ltd. 260,020
Shares Common Stock ( 92 .2% ) Value
China (2.6%) - continued
977,000 Bank of Communications Company,
Ltd. $ 619,131
44,400 Beijing SL Pharmaceutical Company,
Ltd. 69,195
811,000 China Coal Energy Company, Ltd. 216,972
1,212,000 China Construction Bank Corporation 972,829
168,000 China Everbright Bank Company, Ltd. 71,291
28,500 China Merchants Bank Company, Ltd. 134,871
18,400 China National Accord Medicines
Corporation, Ltd. 106,323
238,000 China National Building Material
Company, Ltd. 297,297
6,286 China Petroleum & Chemical
Corporation ADR 312,288
146,300 China Resources Double-Crane
Pharmaceutical Company, Ltd. 262,391
61,687 China Resources Sanjiu Medical and
Pharmaceutical Company, Ltd. 251,486
2,402,000 China Telecom Corporation, Ltd. 829,652
488,000 China Tower Corporation, Ltd.
a,c
108,602
126,200 China Vanke Company, Ltd. 424,124
18,100 China Vanke Company, Ltd. 67,920
146,899 China Yangtze Power Company, Ltd. 361,850
353,000 CNOOC, Ltd. 390,285
13,700 CSC Financial Company, Ltd. 66,729
30,000 Foxconn Industrial Internet Company,
Ltd. 61,792
1,100 GigaDevice Semiconductor (Beijing),
Inc. 42,743
67,300 Huaan Securities Company, Ltd. 67,998
60,274 Hualan Biological Engineering, Inc. 330,006
921,000 Industrial and Commercial Bank of
China, Ltd. 617,539
181,061 Inner Mongolia Eerduosi Resources
Company, Ltd. 190,847
22,088 JD.com, Inc. ADR
a
951,993
76,000 Jiangxi Copper Company, Ltd. 73,937
3,202 Kweichow Moutai Company, Ltd. 570,417
19,600 Livzon Pharmaceutical Group, Inc. 109,346
19,664 Midea Group Company, Ltd. 147,351
165,168 Ping An Insurance Company of China,
Ltd. 1,680,793
17,000 Shandong Gold Mining Company, Ltd. 86,518
140,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 212,680
4,100 Shanghai Haohai Biological
Technology Company, Ltd.
c
19,965
60,200 Shanghai Pharmaceuticals Holding
Company, Ltd. 105,964
33,600 Sinopharm Group Company, Ltd. 90,598
189,000 Tong Ren Tang Technologies
Company, Ltd. 149,756
14,000 Tsingtao Brewery Company, Ltd. 85,049
10,656 Vipshop Holdings, Ltd. ADR
a
169,750
2,100 Will Semiconductor, Ltd. 57,000
27,400 Winning Health Technology Group
Company, Ltd. 97,847
6,600 Wuliangye Yibin Company, Ltd. 125,566
291,000 Xiamen C&D, Inc. 342,578
233,700 Zoomlion Heavy Industry Science and
Technology Company, Ltd. 210,515
19,000 ZTE Corporation
a
53,554
Total 19,108,927

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Shares Common Stock ( 92 .2% ) Value
Colombia (<0.1%)
1,462 Bancolombia SA ADR $ 38,158
Total 38,158
Czech Republic (<0.1%)
33 Philip Morris CR
a
18,840
Total 18,840
Denmark (1.9%)
14,306 Coloplast AS 2,256,398
18,930 DSV AS 1,966,831
129,198 Novo Nordisk AS 8,241,544
3,503 Per Aarsleff Holding AS 102,852
13,214 Scandinavian Tobacco Group AS
c
151,854
3,059 SimCorp AS 282,556
19,199 Topdanmark AS 775,013
Total 13,777,048
Egypt (<0.1%)
113,700 EFG Hermes Holding Company 81,359
Total 81,359
Finland (0.6%)
36,098 Kesko Oyj 588,187
14,741 Raisio Oyj 54,710
105,675 UPM-Kymmene Oyj 2,898,168
15,833 Uponor Oyj 177,535
20,009 Valmet Oyj
a
457,590
Total 4,176,190
France (4.7%)
122 Albioma SA 4,041
4,983 Beneteau SA 31,553
41,063 CNP Assurances
a
423,637
51,950 Coface SA 305,554
25,052 Credit Agricole SA 201,506
36,974 Derichebourg 103,750
7,479 Elis SA 92,187
79,462 Engie 862,132
3,333 Gaztransport Et Technigaz SA 241,634
2,355 Hermes International 1,721,678
8,576 Innate Pharma SA
a
60,346
4,542 Jacquet Metal Service 46,288
7,184 Kaufman & Broad SA 259,627
11,713 Klepierre SA 237,785
110,128 Legrand SA 7,424,495
9,083 L'Oreal SA
a
2,640,813
13,312 LVMH Moet Hennessy Louis Vuitton
SE 5,146,346
16,992 Metropole Television SA 189,136
300 Nexans SA 10,685
10,177 Quadient SAS 140,543
86,670 Rexel SA 809,482
4,849 Sanofi 473,622
86,543 Schneider Electric SE
a
7,997,679
6,076 Societe BIC SA 303,941
1,384 Sopra Group SA 163,867
102,785 Total SA 3,648,102
15,523 Vinci SA 1,271,681
327 Virbac SA
a
64,483
Total 34,876,593
Germany (5.0%)
9,820 Adidas AG 2,248,127
Shares Common Stock ( 92 .2% ) Value
Germany (5.0%) - continued
3,361 ADVA Optical Networking SE
a
$ 21,986
53,327 Allianz SE 9,813,883
76,892 Alstria Office REIT AG 1,152,593
435 Amadeus Fire AG 44,796
3,790 Aurubis AG 196,476
23,153 Bayer AG 1,522,765
6,338 Bechtle AG 916,590
12,305 CANCOM SE 626,462
14,607 Daimler AG 499,606
37,151 Deutsche Boerse AG 5,759,858
268,661 Deutsche Pfandbriefbank AG
c
1,974,699
58,068 Deutsche Telekom AG
a
848,937
42,125 Deutz AG 161,918
16,184 Dialog Semiconductor plc
a
508,259
2,082 Eckert & Ziegler Strahlen- und
Medizintechnik AG 299,627
37,306 Freenet AG 707,723
17,209 Gerresheimer AG 1,368,626
10,643 Hamburger Hafen und Logistik AG 173,169
2,975 HelloFresh SE
a
106,039
21,829 Jungheinrich AG 394,198
859 Nemetschek SE 54,044
988 New Work SE 234,820
835 Rheinmetall AG 56,512
3,168 Rocket Internet SE
a,c
66,641
17,446 SAP SE 2,077,954
5,077 Siltronic AG 434,644
8,177 Software AG 290,357
494 STO SE & Company 49,748
174,851 TAG Immobilien AG 3,829,897
17,729 Takkt AG 144,054
Total 36,585,008
Greece (<0.1%)
48,088 Alpha Bank AE
a
35,115
4,490 Hellenic Telecommunications
Organization SA 59,320
3,990 Motor Oil (Hellas) Diilistiria Korinthou
AE 59,120
33,678 Mytilineos SA 251,135
Total 404,690
Hong Kong (1.5%)
309,529 AIA Group, Ltd. 2,840,786
90,000 China Mobile, Ltd. 723,515
132,500 China Resources Pharmaceutical
Group, Ltd.
c
83,214
154,000 China Traditional Chinese Medicine
Holdings Company, Ltd. 67,592
605,000 CITIC Telecom International Holdings,
Ltd. 223,872
811,000 CITIC, Ltd. 842,308
68,000 CSPC Pharmaceutical Group, Ltd. 134,621
122,000 Far East Horizon, Ltd. 98,763
89,500 Fosun International, Ltd. 112,364
312,000 Galaxy Entertainment Group, Ltd. 2,006,630
203,778 Hang Lung Group, Ltd. 465,442
21,100 Hong Kong Exchanges & Clearing,
Ltd. 676,512
54,000 Hysan Development Company, Ltd. 180,153
6,300 Link REIT 56,160
262,000 Melco International Development,
Ltd. 489,761
148,000 MMG, Ltd.
a
25,612

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Shares Common Stock ( 92 .2% ) Value
Hong Kong (1.5%) - continued
409,000 New World Development Company,
Ltd. $ 483,211
131,000 Shanghai Industrial Holdings, Ltd. 222,868
390,000 Shun Tak Holdings, Ltd. 136,400
143,000 Sun Hung Kai & Company, Ltd. 58,776
40,500 Sun Hung Kai Properties, Ltd. 553,790
144,000 United Laboratories International
Holdings 124,383
1,662,000 Yuexiu Property Company, Ltd. 315,995
Total 10,922,728
India (1.0%)
16,029 Alembic Pharmaceuticals, Ltd. 156,643
41,807 Amara Raja Batteries, Ltd. 314,933
5,096 Asian Paints, Ltd. 118,905
9,981 Bajaj Auto, Ltd. 347,090
7,841 Bharti Airtel, Ltd.
a
53,398
56,542 Coal India, Ltd. 110,564
12,580 Divi's Laboratories, Ltd. 387,906
1,415 Dr. Lal PathLabs, Ltd.
c
29,426
7,464 Dr. Reddy's Laboratories, Ltd. ADR 382,082
203 Gillette India, Ltd. 14,360
37,140 Granules India, Ltd. 78,581
7,840 Greaves Cotton, Ltd.
a
8,219
115,766 HCL Technologies, Ltd. 830,262
28,331 Heidelberg Cement India, Ltd. 58,486
5,772 Hindustan Unilever, Ltd. 167,131
38,017 Housing Development Finance
Corporation 961,633
3,819 ICICI Bank, Ltd. ADR 37,273
22,700 Infosys, Ltd. ADR 209,521
50,497 Jindal Saw, Ltd. 37,049
2,912 Maruti Suzuki India, Ltd. 206,728
6,998 Mindtree, Ltd. 84,719
4,554 Multi Commodity Exchange of India,
Ltd. 64,386
933 Nestle India, Ltd. 221,309
2,041 NIIT Technologies, Ltd. 32,428
184,447 Oil and Natural Gas Corporation, Ltd. 195,184
5,288 Persistent Systems, Ltd. 33,214
12,680 Polycab India, Ltd. 120,855
6,569 PVR, Ltd. 88,026
32,556 Reliance Industries, Ltd. 632,987
14,165 Syngene International, Ltd.
c
59,985
20,893 Tata Consultancy Services, Ltd. 553,087
29,113 Tata Elxsi, Ltd. 308,907
59,162 Tech Mahindra, Ltd. 425,498
123,248 Wipro, Ltd. ADR 405,486
Total 7,736,261
Indonesia (0.1%)
1,253,190 Astra International Tbk PT 320,524
273,500 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 23,181
694,500 Media Nusantara Citra Tbk PT 42,354
990,600 Mitra Adiperkasa Tbk PT 43,275
872,300 PT PP (Persero) Tbk 38,797
11,512 Telekomunikasi Indonesia Persero
Tbk PT ADR 249,695
824,900 Wijaya Karya Persero Tbk PT 52,165
Total 769,991
Ireland (0.1%)
59,218 Glanbia plc 630,219
101,212 Greencore Group plc 231,802
Shares Common Stock ( 92 .2% ) Value
Ireland (0.1%) - continued
38,565 Hibernia REIT plc $ 50,165
Total 912,186
Israel (1.2%)
338,295 Bank Leumi Le-Israel BM 1,822,768
52,494 First International Bank of Israel, Ltd. 1,294,890
1,470,817 Israel Discount Bank, Ltd. 4,771,792
459 Paz Oil Company, Ltd.
a
39,996
59,116 Plus500, Ltd. 926,538
Total 8,855,984
Italy (2.1%)
410,507 A2A SPA 559,609
5,183 Acea  SPA 86,632
10,063 Amplifon SPA 230,356
61,204 Anima Holding SPA
c
216,679
14,625 ASTM SPA 286,022
24,970 Azimut Holding SPA 425,533
36,812 Banca Generali SPA 915,169
17,830 Banca Popolare Di Sondrio SCRL 28,307
20,439 Buzzi Unicem SPA 400,995
16,157 Cerved Information Solutions SPA 110,070
5,927 DiaSorin SPA 1,010,687
437,031 Enel SPA 2,985,131
48,880 Eni SPA 465,649
16,321 Falck Renewables SPA 80,219
83,237 Hera SPA 308,123
345,121 Intesa Sanpaolo SPA 538,910
122,946 Iren SPA 303,170
75,979 Italgas SPA 425,699
7,167 La Doria SPA 76,079
504,168 Piaggio & C. SPA 1,155,877
74,271 Recordati SPA 3,234,345
2,019 Reply SPA 141,338
1,169,081 Telecom Italia SPA
a
464,255
2,634 Tinexta SPA 35,042
87,580 UniCredit SPA
a
676,363
14,861 Unipol Gruppo SPA 51,277
Total 15,211,536
Japan (20.7%)
7,100 Adeka Corporation 89,156
7,900 Advantest Corporation 383,319
2,600 Aeon Company, Ltd. 52,342
7,000 Aica Kogyo Company, Ltd. 201,716
26,400 Aichi Corporation 176,794
65,500 Air Water, Inc. 883,052
100 Alpen Company, Ltd. 1,534
10,600 AOKI Holdings, Inc. 64,400
1,400 Arata Corporation 57,821
8,000 Arcland Sakamoto Company, Ltd. 76,286
6,600 Arcs Company, Ltd. 123,836
2,200 Argo Graphics, Inc. 68,905
2,900 Asahi Holdings, Inc. 65,528
2,800 Asahi Intecc Company, Ltd. 74,175
1,800 ASKUL Corporation 51,392
44,000 Astellas Pharmaceutical, Inc. 727,723
9,900 Autobacs Seven Company, Ltd. 115,607
3,300 Avex, Inc. 24,978
7,100 BayCurrent Consulting, Inc. 402,347
200 Bengo4.com, Inc.
a
12,650
2,000 BML, Inc. 51,307
30,100 Bridgestone Corporation 936,932
21,400 Bunka Shutter Company, Ltd. 156,232
15,500 Canon Electronics, Inc. 227,005

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Shares Common Stock ( 92 .2% ) Value
Japan (20.7%) - continued
9,500 Central Glass Company, Ltd. $ 162,814
46,600 Chiyoda Company, Ltd. 446,406
2,800 Chiyoda Integre Company, Ltd. 45,582
16,500 Chugai Pharmaceutical Company, Ltd. 1,966,828
125,721 Citizen Watch Company, Ltd. 443,713
4,500 Cocokara Fine, Inc. 212,225
12,400 Computer Engineering & Consulting,
Ltd. 189,701
1,300 CONEXIO Corporation 17,485
3,500 Cosel Company, Ltd. 29,291
700 Create SD Holdings Company, Ltd. 19,945
1,500 Cybozu, Inc. 29,046
1,000 Daiichi Jitsugyo Company, Ltd. 33,810
22,800 Daiichi Sankyo Company, Ltd. 1,567,301
11,500 Daiichikosho Company, Ltd. 345,164
1,900 Daikin Industries, Ltd. 243,829
7,000 Daiseki Company, Ltd. 154,648
21,677 Daito Trust Construction Company,
Ltd. 2,061,167
85,400 DCM Holdings Company, Ltd. 834,455
3,200 Demae-Can Co., Ltd 42,670
97,200 Dena Company, Ltd. 1,196,541
107,600 Denso Corporation 3,782,328
16,400 Dexerials Corporation 107,690
600 DISCO Corporation 133,989
4,900 Doshisha Company, Ltd. 60,286
2,600 Doutor Nichires Holdings Company,
Ltd. 39,348
700 DOWA Holdings Company, Ltd. 19,361
66,518 DTS Corporation 1,274,875
800 Earth Chemical Company, Ltd. 46,403
3,400 Ebara Corporation 74,958
29,900 EDION Corporation 259,899
7,400 Eisai Company, Ltd. 516,601
15,400 EPS Holdings, Inc. 160,163
134,400 Exedy Corporation 2,165,469
1,000 Ezaki Glico Company, Ltd. 43,920
35,100 F@N Communications, Inc. 147,485
1,500 Fancl Corporation 35,960
1,400 Fast Retailing Company, Ltd. 663,946
24,000 Fuji Oil Holdings, Inc. 559,913
44,000 Fuji Soft, Inc. 1,548,839
1,800 Fujibo Holdings, Inc. 48,124
400 Fujicco Company, Ltd. 7,190
7,000 FUJIFILM Holdings NPV 333,428
52 Fukuoka REIT Corporation 52,300
2,800 Fuyo General Lease Company, Ltd. 139,998
20,400 Glory, Ltd. 458,474
1,200 GMO Payment Gateway, Inc. 106,979
15,300 Goldcrest Company, Ltd. 230,802
92,100 Gree, Inc. 362,073
122,640 GS Yuasa Corporation 1,742,797
22,500 Hachijuni Bank, Ltd. 80,344
400 Hamakyorex Company, Ltd. 10,934
139,200 Hanwa Company, Ltd. 2,211,341
517 Heiwa Real Estate REIT, Inc. 455,990
500 Hitachi High-Technologies Corporation 37,236
12,800 Hogy Medical Company, Ltd. 400,247
85,200 Hokuetsu Corporation 336,460
16 Hoshino Resorts REIT, Inc. 54,414
3,200 House Foods Group, Inc. 100,784
15,400 Hoya Corporation 1,404,378
33,300 IBIDEN Company, Ltd. 851,149
476 Ichigo Real Estate Investment
Corporation 300,074
18,500 Iida Group Holdings Company, Ltd. 245,726
Shares Common Stock ( 92 .2% ) Value
Japan (20.7%) - continued
2,800 Inabata & Company, Ltd. $ 31,057
16,500 INES Corporation 216,345
1,287 Invincible Investment Corporation 329,295
2,000 Itochu Enex Company, Ltd. 14,850
5,800 Izumi Company, Ltd. 169,780
13,100 Japan Aviation Electronics Industry,
Ltd. 169,942
17,000 Japan Exchange Group, Inc. 316,207
1,707 Japan Hotel REIT Investment
Corporation 566,561
38,100 Japan Lifeline Company, Ltd. 448,059
133,500 Japan Post Bank Company, Ltd. 1,239,572
106,800 Japan Post Holdings Company, Ltd. 854,282
142,800 JVCKENWOOD Corporation 226,975
688,512 JXTG Holdings, Inc. 2,441,023
900 Kaga Electronics Company, Ltd. 16,275
5,600 Kaken Pharmaceutical Company, Ltd. 308,232
280,056 Kandenko Company, Ltd. 2,343,524
2,800 Kanematsu Electronics, Ltd. 94,952
17,171 Kao Corporation 1,324,165
47,000 KDDI Corporation 1,361,322
589 Kenedix Retail REIT Corporation 923,336
17,300 Kenedix, Inc. 78,177
6,900 Keyence Corporation 2,463,384
600 Kikkoman Corporation 27,570
112,100 Kinden Corporation 1,803,812
3,400 Kirin Holdings Company, Ltd. 65,614
21,600 KITZ Corporation 132,497
23,600 KLab, Inc.
a
159,714
2,600 Kobayashi Pharmaceutical Company,
Ltd. 241,014
1,000 Kobe Bussan Company, Ltd. 48,309
1,800 Koei Tecmo Holdings Company, Ltd. 47,351
21,600 Kohnan Shoji Company, Ltd. 501,329
36,300 Kokuyo Company, Ltd. 443,796
41,500 KOMERI Company, Ltd. 806,073
32,000 Konoike Transport Company, Ltd. 344,959
400 KOSE Corporation 50,005
85,900 K's Holdings Corporation 935,844
7,500 Kureha Corporation 302,495
9,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 104,969
43,300 KYORIN Holdings, Inc. 899,809
4,300 Lasertec Corporation 284,387
33,100 Lintec Corporation 710,308
2,100 Lion Corporation 44,147
17,300 M3, Inc. 624,426
14,600 Macnica Fuji Electronics Holdings,
Inc. 198,741
12,100 Mandom Corporation 232,522
85,300 Marubeni Corporation 410,791
10,614 Maruichi Steel Tube, Ltd. 238,655
33,600 Matsumotokiyoshi Holdings Company,
Ltd. 1,156,466
442 MCUBS MidCity Investment
Corporation 306,778
3,000 Megmilk Snow Brand Company, Ltd. 68,450
11,400 Meiko Network Japan Company, Ltd. 82,828
400 Ministop Company, Ltd. 5,519
17,800 MIRAIT Holdings Corporation 229,936
220,600 Mitsubishi Corporation 4,678,483
2,400 Mitsubishi Logistics Corporation 52,990
31,400 Mitsubishi Materials Corporation 643,146
3,000 Mitsubishi Pencil Company, Ltd. 37,547
3,100 Mitsubishi Research Institute, Inc. 105,046
6,900 Mitsubishi Shokuhin Company, Ltd. 174,136

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Shares Common Stock ( 92 .2% ) Value
Japan (20.7%) - continued
498,600 Mitsubishi UFJ Financial Group, Inc. $ 2,014,344
356,700 Mitsui & Company, Ltd. 4,978,941
4,800 Mitsui Mining and Smelting Company,
Ltd. 89,555
4,200 Mitsui Sugar Company, Ltd. 83,796
7,300 Mixi, Inc. 125,955
559,800 Mizuho Financial Group, Inc. 651,842
15 MORI TRUST Hotel REIT, Inc. 11,549
5,300 Morinaga Milk Industry Company, Ltd. 205,418
16,300 MS and AD Insurance Group
Holdings, Inc. 469,604
16,400 Murata Manufacturing Company, Ltd. 924,091
5,000 Nagase & Company, Ltd. 60,143
22,400 NEC Networks & System Integration
Corporation 963,913
15,700 NEXON Company, Ltd. 253,492
4,000 Nichiha Corporation 73,068
64,500 Nichi-Iko Pharmaceutical Company,
Ltd. 838,619
18,200 Nichirei Corporation 455,286
3,000 Nidec Corporation 174,642
9,700 Nihon Chouzai Company, Ltd. 160,466
21,800 Nihon Unisys, Ltd. 630,476
5,500 Nikkiso Company, Ltd. 42,795
14,400 Nikkon Holdings Company, Ltd. 279,612
3,800 Nintendo Company, Ltd. 1,569,112
15,300 Nippon Electric Glass Company, Ltd. 222,886
15,500 Nippon Flour Mills Company, Ltd. 244,004
1,686,656 Nippon Light Metal Holdings
Company, Ltd. 2,656,345
21 Nippon REIT Investment Corporation 62,550
134,345 Nippon Steel Corporation 1,130,329
31,900 Nippon Steel Trading Corporation 1,005,017
47,100 Nippon Suisan Kaisha, Ltd. 209,570
13,200 Nippon Telegraph & Telephone
Corporation 300,612
16,183 Nishimatsu Construction Company,
Ltd. 306,438
5,500 Nishio Rent All Company, Ltd. 113,250
85,778 Nissan Motor Company, Ltd. 291,970
17,000 Nisshin Oillio Group, Ltd. 559,061
2,200 Nitto Kogyo Corporation 37,063
600 Noevir Holdings Company, Ltd. 28,106
6,300 Nojima Corporation 109,198
4,800 Nomura Company, Ltd. 36,361
13,700 Nomura Holdings, Inc. 56,850
9,200 Nomura Research Institute, Ltd. 225,225
2,200 Noritake Company, Ltd. 72,051
31,900 NSD Company, Ltd. 451,713
64,800 NTT DOCOMO, Inc. 1,909,735
4,600 OBIC Business Consultants Company,
Ltd. 205,685
2,600 OBIC Company, Ltd. 390,160
2,400 Okamura Corporation 17,345
3,100 Oki Electric Industry Company, Ltd. 29,819
14,275 Okinawa Electric Power Company, Inc. 260,319
38,400 Olympus Corporation
a
609,288
700 Ono Pharmaceutical Company, Ltd. 16,865
201,300 Onward Holdings Company, Ltd. 629,805
13,300 Open House Company, Ltd. 289,915
700 OPTiM Corporation
a
13,867
8,700 Oracle Corporation Japan 895,648
1,200 Organo Corporation 63,735
6,200 Oriental Land Company, Ltd. 783,961
25,600 Otsuka Corporation 1,159,109
Shares Common Stock ( 92 .2% ) Value
Japan (20.7%) - continued
6,000 Paramount Bed Holdings Company,
Ltd. $ 247,523
29,598 Park24 Company, Ltd. 464,718
559 Premier Investment Corporation 561,343
10,400 Prima Meat Packers, Ltd. 235,815
500 Qol Holdings Company, Ltd. 5,528
31,516 Recruit Holdings Company, Ltd. 919,359
14,300 Relia, Inc. 150,738
18,300 Rengo Company, Ltd. 142,569
2,600 Restar Holdings Corporation 41,934
22,900 Rinnai Corporation 1,734,572
82,800 Riso Kyoiku Corporation, Ltd. 196,717
3,000 ROHTO Pharmaceutical Company, Ltd. 87,287
800 Ryosan Company, Ltd. 17,494
9,700 Saint Marc Holdings Company, Ltd. 161,965
2,500 Saizeriya Company, Ltd. 49,557
31,300 Samty Corporation, Ltd. 404,924
13,000 Sanki Engineering Company, Ltd. 146,585
39,100 Sanyo Special Steel Company, Ltd. 341,411
14,800 Sato Holdings Corporation 304,344
20,500 Sawai Pharmaceutical Company, Ltd. 1,119,388
15,300 SCSK Corporation 692,622
28,500 Seiko Holdings Corporation 473,201
20,200 Seino Holdings Company, Ltd. 240,483
400 SEIREN Company, Ltd. 4,736
20,300 Senko Group Holdings Company, Ltd. 165,442
8,500 Seven & I Holdings Company, Ltd. 281,495
12,900 Shimachu Company, Ltd. 322,163
15,300 SHIMAMURA Company, Ltd. 964,610
8,200 Shin-Etsu Chemical Company, Ltd. 904,477
32,200 Shinko Electric Industries Company,
Ltd. 401,926
1,200 Shionogi & Company, Ltd. 66,273
14,091 Shiseido Company, Ltd. 828,456
400 Showa Sangyo Company, Ltd. 11,979
66,300 SKY Perfect JSAT Holdings, Inc. 249,246
900 SMC Corporation 406,820
117,200 SoftBank Corporation 1,596,027
44,100 SoftBank Group Corporation 1,890,242
545,200 Sojitz Corporation 1,261,777
22,300 Sony Corporation 1,435,097
84 Star Asia Investment Corporation REIT 66,490
3,700 Starts Corporation, Inc. 71,577
200 Strike Company, Ltd. 8,088
25,900 Sugi Holdings Company, Ltd. 1,561,823
307,500 Sumitomo Chemical Company, Ltd. 943,164
93,700 Sumitomo Corporation 1,059,953
443,100 Sumitomo Electric Industries, Ltd. 4,558,813
8,700 Sumitomo Forestry Company, Ltd. 107,481
17,500 Sumitomo Mitsui Financial Group, Inc. 460,202
8,000 Sumitomo Osaka Cement Company,
Ltd. 260,328
132,800 Sumitomo Rubber Industries, Ltd. 1,289,029
22,000 Sumitomo Warehouse Company, Ltd. 251,125
85,376 Sundrug Company, Ltd. 2,923,144
4,200 Sysmex Corporation 290,166
12,900 Taiho Kogyo Company, Ltd. 62,063
800 Taikisha, Ltd. 23,299
91,800 Takara Leben Company, Ltd. 300,622
66,000 Takeda Pharmaceutical Company,
Ltd. 2,380,056
15,000 Takuma Company, Ltd. 162,175
18,700 TANSEISHA Company, Ltd. 119,932
20,100 Terumo Corporation 666,971
1,500 T-GAIA Corporation 29,799
72,800 TIS, Inc. 1,388,251

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Shares Common Stock ( 92 .2% ) Value
Japan (20.7%) - continued
1,700 TKC Corporation $ 83,954
5,000 Toa Corporation 65,570
15,800 Toho Holdings Company, Ltd. 327,218
13,400 Tokio Marine Holdings, Inc. 628,671
6,400 Tokyo Electron, Ltd. 1,363,079
1,900 Tokyo Seimitsu Company, Ltd. 61,459
11,700 Topre Corporation 135,343
266,000 Toray Industries, Inc. 1,219,533
40,300 Tosei Corporation 391,106
18,900 Towa Pharmaceutical Company, Ltd. 389,666
11,300 Toyo Tanso Company, Ltd. 155,184
21,900 Toyota Motor Corporation 1,354,008
11,400 Transcosmos, Inc. 227,471
40,900 Tsubakimoto Chain Company 957,980
178,100 TV Asahi Holdings Corporation 2,643,829
80,300 Ube Industries, Ltd. 1,346,583
18,651 Unicharm Corporation 687,355
11,500 Universal Entertainment Corporation 188,602
21,100 Ushio, Inc. 222,492
500 Valor Company, Ltd. 9,286
20,400 Wakita & Company, Ltd. 187,963
1,700 Welcia Holdings Company, Ltd. 123,417
300 Yakult Honsha Company, Ltd. 17,427
16,900 Yellow Hat, Ltd. 234,812
8,700 Zenrin Company, Ltd. 91,708
Total 151,897,794
Jersey (0.3%)
306,216 boohoo group plc
a
1,244,280
16,228 IWG plc 48,527
453,969 Man Group plc 760,579
5,732 Sanne Group PLC 46,715
Total 2,100,101
Luxembourg (<0.1%)
25,152 B&M European Value Retail SA 105,184
Total 105,184
Malaysia (0.1%)
5,700 AEON Credit Service (M) Berhad 12,023
73,600 Berjaya Sports Toto Berhad 39,567
22,200 Kuala Lumpur Kepong Berhad 107,885
132,100 PETRONAS Chemicals Group Berhad 170,995
47,800 Public Bank Berhad 181,667
751,509 Sapura Energy Berhad 14,732
183,200 Serba Dinamik Holdings Berhad 67,208
50,300 Yinson Holdings Berhad 60,489
Total 654,566
Mexico (0.2%)
7,986 America Movil SAB de CV ADR 96,151
333,500 Corporacion Inmobiliaria Vesta, SAB
de CV 456,918
3,210 Fomento Economico Mexicano SAB
de CV ADR 206,499
94,930 Grupo Financiero Banorte SAB de CV
ADR 259,885
9,035 Industrias Penoles, SAB de CV 69,166
169,800 Wal-Mart de Mexico, SAB de CV 409,828
Total 1,498,447
Netherlands (4.3%)
89,248 Aalberts NV
a
2,513,209
Shares Common Stock ( 92 .2% ) Value
Netherlands (4.3%) - continued
27,195 ASM International NV $ 2,993,587
22,040 ASML Holding NV 6,437,590
57,893 BE Semiconductor Industries NV
a
2,395,959
42,782 Euronext NV
c
3,591,736
3,650 Ferrari NV 570,480
746 ForFarmers BV 4,970
15,726 Koninklijke DSM NV 1,927,417
105,580 Koninklijke Philips NV 4,602,515
2,399 NSI NV 96,635
2,550 NSI NV, Rights
a,b
294
353,409 Pharming Group NV
a
521,285
89,573 Signify NV
c
1,823,388
59,903 STMicroelectronics NV 1,542,597
7,692 TKH Group NV 269,864
23,487 TomTom NV
a
184,926
39,605 Unilever NV 1,972,310
Total 31,448,762
New Zealand (0.1%)
45,519 Contact Energy, Ltd. 173,599
197,203 Z Energy, Ltd. 371,493
Total 545,092
Norway (1.6%)
8,288 Atea ASA 72,556
47,953 Austevoll Seafood ASA 373,545
319,481 DnB ASA 3,868,247
176,121 Elkem ASA
c
292,958
267,499 Entra ASA
c
3,368,035
142,646 Europris ASA 523,558
7,117 Fjordkraft Holding ASA
c
47,787
41,760 Grieg Seafood ASA 409,552
184,296 Leroy Seafood Group ASA 978,742
27,047 Nordic Semiconductor ASA
a
158,701
930 Norway Royal Salmon ASA 18,860
28,255 SalMar ASA 1,101,182
1,811 Scatec Solar ASA
c
26,365
15,570 SpareBank 1 SMN 113,128
13,626 Tomra Systems ASA 452,749
9,095 Veidekke ASA 80,749
Total 11,886,714
Panama (<0.1%)
17,880 Avianca Holdings SA ADR 17,880
Total 17,880
Peru (<0.1%)
17,266 Cia de Minas Buenaventura SA ADR 129,322
Total 129,322
Philippines (<0.1%)
57,696 Bank of the Philippine Islands 66,267
15,310 Manila Electric Company 76,443
Total 142,710
Poland (0.1%)
7,318 Alior Bank SA
a
26,852
20,996 Asseco Poland SA 339,292
19,416 Jastrzebska Spolka Weglowa SA 64,461
11,951 KGHM Polska Miedz SA
a
224,788
74,147 PGE Polska Grupa Energetyczna SA
a
74,161
18,521 Polski Koncern Naftowy Orlen SA 281,137

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Shares Common Stock ( 92 .2% ) Value
Poland (0.1%) - continued
2,388 Santander Bank Polska SA $ 94,923
Total 1,105,614
Portugal (<0.1%)
18,858 Redes Energeticas Nacionais SGPS
SA 51,080
Total 51,080
Russian Federation (0.5%)
61,460 Aeroflot PJSC 62,474
63,310 Gazprom OAO ADR 319,716
12,637 Lukoil ADR 824,409
46,150 M.Video PJSC 225,400
222,560 Moscow Exchange MICEX-RTS PJSC 359,749
1,272 Novatek Pao GDR 176,808
228 PAO Transneft 418,320
69,304 Rosneft Oil Company PJSC GDR 310,727
118,330 Sberbank of Russia PJSC 311,827
61,966 Surgutneftegas ADR 300,535
585,400 Surgutneftegas PJSC 286,463
Total 3,596,428
Singapore (0.9%)
459,064 AEM Holdings, Ltd. 793,143
6,200 ARA LOGOS Logistics Trust
a
2,358
126,700 Ascendas REIT 264,965
71,100 China Aviation Oil (Singapore)
Corporation, Ltd. 51,694
2,061 China Yuchai International, Ltd. 25,453
230,400 DBS Group Holdings, Ltd. 3,243,827
293,400 ESR REIT 70,301
1,100 First REIT
a
621
255,200 Frasers Logistics and Commercial
Trust 190,998
174,200 Keppel DC REIT 288,868
42,100 Keppel REIT Management, Ltd.
a
31,445
20,400 Manulife U.S. REIT 14,670
158,100 Mapletree Greater China Commercial
Trust 105,001
19,200 Mapletree Industrial Trust 34,471
150,700 Mapletree Logistics Trust 190,896
38,100 Parkway Life REIT
a
89,016
192,500 Sheng Siong Group, Ltd. 201,713
96,700 Singapore Exchange, Ltd. 659,407
69,800 Singapore Post, Ltd. 35,968
183,100 Yanlord Land Group, Ltd. 136,874
Total 6,431,689
South Africa (0.4%)
49,612 AECI, Ltd. 198,879
6,765 AngloGold Ashanti, Ltd. ADR 164,998
85,736 Barloworld, Ltd. 314,549
78,161 DataTec, Ltd. 102,881
23,519 Emira Property Fund, Ltd. 8,220
86,199 FirstRand, Ltd. 188,130
7,346 Gold Fields, Ltd. ADR 53,920
31,470 Impala Platinum Holdings, Ltd. 187,695
127,696 Investec, Ltd. 265,939
196,401 Momentum Metropolitan Holdings 185,429
28,038 Motus Holdings, Ltd. 45,668
6,008 Naspers, Ltd. 935,136
50,736 Ninety One, Ltd.
a
106,889
Shares Common Stock ( 92 .2% ) Value
South Africa (0.4%) - continued
89,612 RMB Holdings, Ltd. $ 256,917
Total 3,015,250
South Korea (1.2%)
1,274 AK Holdings, Inc. 26,399
1,467 Binggrae Company, Ltd. 77,295
435 Celltrion, Inc.
a
75,184
13,968 Cheil Worldwide, Inc. 203,860
4,172 DB HiTek Company, Ltd. 91,724
16,078 Dongkuk Steel Mill Corporation, Ltd.
a
56,187
16,479 Doosan Heavy Construction
Corporation, Ltd.
a
53,532
788 Green Cross Corporation 96,242
6,925 GS Holdings Corporation 217,898
2,271 Hana Tour Service, Inc. 79,283
2,334 Handsome Corporation 47,091
9,603 Hanwha Corporation 163,800
11,674 Hanwha Investment & Securities
Corporation, Ltd.
a
17,054
52,595 Hanwha Life Insurance Corporation,
Ltd. 78,364
255 Hugel, Inc.
a
80,006
2,911 Hyundai Department Store Company,
Ltd. 173,688
525 Hyundai Motor Company 40,578
4,035 Hyundai Steel Company 71,766
3,450 Hyundai Wia Corporation 93,468
19,850 JB Financial Group Corporation, Ltd. 79,067
2,318 Kakao Corporation 350,294
6,297 Kangwon Land, Inc. 130,142
1,802 KEPCO Plant Service & Engineering
Company, Ltd. 48,151
1,874 Korea Zinc Company, Ltd. 595,621
119 LG Chem, Ltd. 36,975
3,015 LG Electronics, Inc. 135,690
100 LG Household & Health Care, Ltd. 113,400
8,422 LG International Corporation 91,352
1,948 LS Electric Company, Ltd. 62,732
1,413 NAVER Corporation 229,090
496 NCSoft Corporation 262,805
2,863 POSCO 432,615
6,795 Samsung Card Corporation, Ltd. 167,303
78,948 Samsung Electronics Company, Ltd. 3,246,149
12,911 Samsung Securities Corporation, Ltd. 319,913
2,169 SeAH Besteel Corporation 16,578
739 Seegene, Inc. 55,660
3,102 Seojin System Company, Ltd. 67,108
7,000 SK Hynix, Inc. 481,723
603 Soulbrain Company, Ltd. 36,293
207 Taekwang Industrial Corporation, Ltd. 135,963
42 YoungPoong Corporation 18,036
Total 8,856,079
Spain (2.3%)
10,377 Almirall SA 133,823
79,560 Amadeus IT Holding SA 3,797,614
44,709 Applus Services SA 293,327
305,465 Banco Bilbao Vizcaya Argentaria SA 998,502
345,090 Banco Santander SA 771,069
81,845 CIA De Distribucion Integral 1,460,963
1,295 Construcciones y Auxiliar de
Ferrocarriles SA 44,337
533 Corporacion Financiera Alba SA 19,863
106,188 Enagas SA 2,478,623
1,129 Euskaltel SA
c
9,007

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Shares Common Stock ( 92 .2% ) Value
Spain (2.3%) - continued
47,141 Faes Farma SA $ 206,125
13,127 Global Dominion Access SA
a,c
40,386
67,656 Grifols SA 2,308,898
60,256 Iberdrola SA 599,416
26,430 Industria de Diseno Textil SA 676,939
17,563 Inmobiliaria Colonial Socimi SA 169,641
6,866 Lar Espana Real Estate SOCIMI SA 28,178
4,443 Let's GOWEX SA
a,b,d
1
5,596 Masmovil Ibercom SA
a
105,663
309,446 Mediaset Espana Comunicacion SA
a
1,108,841
56,324 Merlin Properties Socimi SA 522,695
12,912 Neinor Homes SA
a,c
113,132
16,948 Solaria Energia y Medio Ambiente SA
a
172,928
147,315 Telefonica SA 673,599
808 Viscofan SA 51,783
Total 16,785,353
Sweden (2.8%)
172,153 AB Industrivarden
a
3,522,767
85,534 Arjo AB 422,451
29,491 Assa Abloy AB 527,946
19,576 Axfood AB 416,437
85,884 Betsson AB 483,973
2,412 Bilia AB
a
16,358
19,607 BillerudKorsnas AB 247,186
909 BioGaia AB 43,802
25,978 Biotage AB
a
321,131
20,270 Bure Equity AB 370,108
81,147 Castellum AB 1,423,304
318,108 Cloetta AB
a
732,537
62,172 Dios Fastigheter AB 382,841
8,811 Dustin Group AB
c
44,971
18,891 Essity Aktiebolag
a
611,943
15,948 Evolution Gaming Group AB
a,c
730,364
9,550 Fortnox AB 219,277
39,270 Getinge AB
a
752,700
38,398 Granges AB 280,569
208,308 Hexpol AB
a
1,496,535
32,202 Inwido AB 185,122
360,136 Kungsleden AB 2,742,600
5,747 L E Lundbergforetagen AB
a
241,299
5,013 Lifco AB
a
236,953
37,566 Lindab International AB 344,217
12,885 Micronic Mydata AB 215,240
218 Nobia AB 815
42,656 Nobina AB
c
232,605
12,675 Nolato AB 666,192
3,202 Paradox Interactive AB 62,053
2,074 RaySearch Laboratories AB
a
15,767
60,213 Skandinaviska Enskilda Banken AB
a
495,701
98,544 SKF AB 1,555,381
2,053 Stillfront Group AB
a
121,981
48,546 Svenska Handelsbanken AB
a
443,096
17,669 Volvo AB
a
226,421
Total 20,832,643
Switzerland (9.6%)
2,108 Allreal Holding AG 391,544
2,113 ALSO Holding AG 434,698
829 Bachem Holding AG 195,835
32,630 Baloise Holding AG 4,882,016
4 Belimo Holding AG 26,630
536 BKW FMB Energie 43,478
2,340 Bucher Industries AG 659,963
1,786 DKSH Holding AG
a
100,571
Shares Common Stock ( 92 .2% ) Value
Switzerland (9.6%) - continued
304 EMS-CHEMIE Holding AG $ 196,588
18,082 Galenica AG
c
1,294,859
5,712 Geberit AG 2,554,424
117 Givaudan SA 392,334
359,056 Glencore Xstrata plc 672,667
9,182 Huber & Suhner AG 586,356
122 Interroll Holding AG 231,967
931 Kardex AG 134,459
11,825 Landis+Gyr Group AG 798,543
58 Lindt & Spruengli AG 451,820
41,414 Logitech International SA 1,994,634
99,420 Nestle SA 10,529,575
142,137 Novartis AG 12,129,754
49,673 PSP Swiss Property AG 5,770,381
38,429 Roche Holding AG 13,307,862
3,542 Roche Holding AG-BR 1,230,158
2,055 Siegfried Holding AG
a
936,698
12,114 Sonova Holding AG 2,187,955
834 Straumann Holding AG 634,530
4,877 Sunrise Communications Group AG
c
390,656
9,713 Swiss Life Holding AG 3,444,458
3,235 Swiss Prime Site AG 307,993
7,203 Tecan Group AG 2,318,950
8,166 VAT Group AG
c
1,347,728
280 VZ Holding AG 19,547
140 Zur Rose Group AG
a
23,031
Total 70,622,662
Taiwan (1.7%)
77,000 Capital Securities Corporation 25,332
31,000 Cheng Loong Corporation 22,057
2,028,000 China Development Financial Holding
Corporation 613,609
209,805 China Man-Made Fiber Corporation 45,587
607,000 CTBC Financial Holding Company, Ltd. 404,500
80,000 Far Eastern Department Stores, Ltd. 61,845
20,000 Feng Hsin Iron & Steel Company, Ltd. 34,964
721,000 Fubon Financial Holding Company,
Ltd. 1,019,479
410,000 Hon Hai Precision Industry Company,
Ltd. 1,053,687
16,000 Huaku Development Company, Ltd. 48,681
266,980 IBF Financial Holdings Company, Ltd. 97,823
27,000 MediaTek, Inc. 372,828
28,000 Namchow Holdings Company, Ltd. 42,485
121,000 Powertech Technology, Inc. 404,632
39,000 President Chain Store Corporation 403,289
108,000 SerComm Corporation 269,875
5,000 Shin Zu Shing Company, Ltd. 21,940
395,000 Shinkong Synthetic Fibers
Corporation 145,043
56,758 Sigurd Microelectronics Corporation 69,110
30,000 Supreme Electronics Company, Ltd. 33,694
63,000 Syncmold Enterprise Corporation 164,609
131,000 Synnex Technology International
Corporation 174,832
57,000 Systex Corporation 154,995
277,000 Taichung Commercial Bank Company,
Ltd. 106,101
39,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 71,050
405,620 Taiwan Semiconductor Manufacturing
Company, Ltd. 4,091,813
116,000 TECO Electric & Machinery Company,
Ltd. 104,383
61,000 Topco Scientific Company, Ltd. 209,699

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Shares Common Stock ( 92 .2% ) Value
Taiwan (1.7%) - continued
88,000 Transcend Information, Inc. $ 207,826
57,000 TXC Corporation 122,856
493,000 Uni-President Enterprises Corporation 1,147,895
15,000 United Integrated Services Company,
Ltd. 94,696
92,000 Wistron Corporation 86,272
24,000 WT Microelectronics Company, Ltd. 30,891
863,000 Yuanta Financial Holding Company,
Ltd. 491,892
Total 12,450,270
Thailand (0.3%)
48,200 Advanced Info Service Public
Company, Ltd. NVDR 293,581
34,200 Airports of Thailand Public Company,
Ltd. NVDR 65,231
246,300 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 156,496
44,800 Berli Jucker Public Company, Ltd.
NVDR 55,079
328,700 Charoen Pokphand Foods Public
Company, Ltd. NVDR 272,283
229,600 CP ALL Public Company, Ltd. NVDR 501,888
39,600 Intouch Holdings Public Company,
Ltd. NVDR 64,888
285,300 Major Cineplex Group Public
Company, Ltd. NVDR 127,654
37,100 PTT Exploration and Production Public
Company, Ltd. NVDR 95,763
610,800 Thai Union Group Public Company,
Ltd. NVDR 246,411
204,100 Thai Vegetable Oil Public Company,
Ltd. NVDR 153,756
Total 2,033,030
Turkey (0.1%)
300,695 Haci Omer Sabanci Holding AS 351,330
49,321 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
81,008
13,623 Sok Marketler Ticaret AS
a
21,370
75,800 Turk Hava Yollari Anonim Ortakligi
a
115,972
Total 569,680
United Kingdom (10.0%)
4,619 A.G. BARR plc 28,693
19,675 Abcam plc 314,713
22,365 Aggreko plc 128,971
9,308 AstraZeneca plc 973,538
133,617 Auto Trader Group plc
c
769,163
5,576 Avast plc
c
32,117
93,322 Aviva plc 282,216
57,948 Barratt Developments plc 377,782
51,044 Beazley plc 252,388
28,419 Bellway plc 950,933
31,165 BHP Group plc 523,101
5,416 Blue Prism Group plc
a
88,521
43,860 Bodycote plc 320,873
46,340 BP plc 182,598
34,334 Brewin Dolphin Holdings plc 118,299
66,295 British American Tobacco plc 2,555,278
61,271 Card Factory plc 32,288
319,774 Centrica plc 159,936
29,140 Cineworld Group plc 24,024
16,620 Computacenter plc 303,745
105,997 ConvaTec Group plc
c
283,109
Shares Common Stock ( 92 .2% ) Value
United Kingdom (10.0%) - continued
21,359 Diageo plc $ 735,383
14,096 Diploma plc 305,525
542,812 Direct Line Insurance Group plc 1,849,372
43,517 Drax Group plc 114,084
16,725 Dunelm Group plc 193,236
6,386 Euromoney Institutional Investor plc 66,356
9,669 Frasers Group plc
a
31,643
4,008 Games Workshop Group plc 303,342
561,994 GlaxoSmithKline plc 11,724,593
2,032 Go-Ahead Group plc 34,292
129,290 Great Portland Estates plc 1,101,196
43,875 Greggs plc 1,009,172
140,011 Halma plc 3,680,925
72,295 HomeServe plc 1,012,679
1,500,178 HSBC Holdings plc 7,710,819
95,387 Ibstock plc
c
241,276
137,364 IG Group Holdings plc 1,301,963
5,907 IMI plc 61,421
2,894 Inchcape plc 18,230
69,206 Indivior plc
a
42,990
120,937 Jupiter Fund Management plc 332,452
1,625,427 Lloyds TSB Group plc 657,657
41,763 Marshalls plc 334,485
874,231 Moneysupermarket.com Group plc 3,483,168
3,897 Morgan Sindall Group plc 62,793
617,458 National Express Group plc 2,124,748
23,257 PageGroup plc 110,138
137,304 Paragon Banking Group plc 574,855
42,580 Pennon Group plc 586,317
15,739 Phoenix Group Holdings plc 119,432
9,871 PZ Cussons plc 23,249
8,379 Reckitt Benckiser Group plc 697,965
128,843 Redrow plc 748,615
100,013 RELX plc 2,256,462
33,914 Rio Tinto plc 1,574,234
65,247 Rotork plc 203,401
227,271 Royal Dutch Shell plc, Class A 3,741,830
252,449 Royal Dutch Shell plc, Class B 4,041,347
24,385 RWS Holdings plc 164,701
55,193 Safestore Holdings plc 499,274
385,221 Sage Group plc 3,098,123
44,596 Smith & Nephew plc 872,699
6,954 Spectris plc 234,493
89,689 Spirent Communications plc 271,305
2,254 Stagecoach Group plc 2,113
2,134 TalkTalk Telecom Group plc 2,216
75,548 Tate & Lyle plc 676,934
469,939 Taylor Wimpey plc 867,898
1,027 Telecom plus plc 17,126
53,495 Tritax Big Box REIT plc 81,195
74,372 Unilever plc 3,829,556
728 UNITE Group plc 8,039
30,315 Vistry Group plc 307,865
492,816 Vodafone Group plc 695,200
Total 73,542,668
United States (0.1%)
12,402 Yum China Holding, Inc. 601,001
Total 601,001
Total Common Stock
(cost $723,358,488) 676,935,326

International Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Shares Preferred Stock ( <0.1% ) Value
South Korea (0.1%)
23,461 Samsung Electronics Company, Ltd. $ 813,290
Total 813,290
Total Preferred Stock
(cost $238,868) 813,290
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
e
187,600
3,250,000 6.000%,  5/16/2024
e
121,875
637,000 6.000%,  11/15/2026
e
23,888
680,000 5.375%,  4/12/2027
e
25,500
70,000 5.500%,  4/12/2037
e
2,625
Total 361,488
Total Long-Term Fixed Income
(cost $3,822,422) 361,488
Shares or
Principal
Amount Short-Term Investments ( 10 .1% )
Federal Home Loan Bank Discount
Notes
300,000 0.900%,  5/7/2020
f
299,995
1,800,000 0.500%,  5/12/2020
f,g
1,799,950
2,000,000 0.500%,  5/13/2020
f
1,999,940
2,300,000 0.396%,  5/19/2020
f,g
2,299,896
200,000 0.000%,  5/28/2020
g
199,987
300,000 0.150%,  6/4/2020
f,g
299,972
2,300,000 0.234%,  6/9/2020
f,g
2,299,751
2,300,000 0.530%,  6/12/2020
f,g
2,299,732
3,400,000 0.150%,  6/23/2020
f,g
3,399,499
1,300,000 0.006%,  7/7/2020
f,g
1,299,710
1,000,000 0.200%,  7/13/2020
f
999,757
1,300,000 0.120%,  7/27/2020
f,g
1,299,623
5,500,000 0.150%,  7/31/2020
f,g
5,498,332
2,700,000 0.180%,  8/4/2020
f,g
2,699,145
Thrivent Core Short-Term Reserve
Fund
4,726,320 1.450% 47,263,200
Total Short-Term Investments (cost
$73,880,330) 73,958,489
Total Investments (cost
$801,300,108) 102.4% $ 752,068,593
Other Assets and Liabilities,
Net (2.4%) (17,624,259)
Total Net Assets 100.0% $ 734,444,334
a Non-income producing security.
b Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $18,333,611 or 2.5% of total
net assets.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Defaulted security.  Interest is not being accrued.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Asset-Backed Securities (16.8%)
Ares XXXVII CLO, Ltd.
$ 4,000,000
2.389%,  (LIBOR 3M + 1.170%),
10/15/2030, Ser. 2015-4A,
Class A1R
a,b
$ 3,864,960
ARI Fleet Lease Trust
195,489
1.910%,  4/15/2026, Ser.
2017-A, Class A2
a
195,424
Ascentium Equipment Receivables,
LLC
2,024,667
3.210%,  9/11/2023, Ser.
2018-1A, Class A3
a
2,029,129
Assurant CLO III, Ltd.
4,700,000
2.365%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
a,b
4,483,814
Axis Equipment Finance Receivables
Trust
2,000,000
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
2,012,702
Bank of the West Auto Trust
1,112,282
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
1,117,290
BCC Funding XIV, LLC
870,402
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
872,815
Benefit Street Partners CLO IV, Ltd.
5,400,000
2.385%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
5,320,323
Betony CLO, Ltd.
2,750,000
1.840%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
a,b
2,632,743
BlueMountain CLO, Ltd.
2,972,094
2.365%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
2,920,724
3,522,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
3,367,669
Business Jet Securities, LLC
875,547
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
756,238
CBAM, Ltd.
5,000,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,848,290
CCG Receivables Trust
885,868
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
887,669
Cedar Funding VI CLO, Ltd.
6,000,000
2.225%,  (LIBOR 3M +
1.090%), 10/20/2028, Ser.
2016-6A, Class AR
a,b
5,746,578
Commonbond Student Loan Trust
113,988
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
114,059
779,572
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
792,124
2,042,662
0.987%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,994,695
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Asset-Backed Securities (16.8%) - continued
Conn Funding II, LP
$ 262,498
3.250%,  1/15/2023, Ser.
2018-A, Class A
a
$ 259,688
CoreVest American Finance Trust
2,053,782
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
2,098,565
Credit Acceptance Auto Loan Trust
2,800,000
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
2,819,163
Deephaven Residential Mortgage
Trust
1,710,855
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
1,672,564
DRB Prime Student Loan Trust
505,797
2.387%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
508,031
Earnest Student Loan Program, LLC
966,312
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
971,606
Edlinc Student Loan Funding Trust
41,262
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
a,b
41,380
Education Funding Trust
5,032,405
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
5,020,421
Fifth Third Auto Trust
349,313
1.800%,  2/15/2022, Ser.
2017-1, Class A3 349,822
FREED ABS Trust
965,916
3.420%,  6/18/2026, Ser.
2019-1, Class A
a
952,392
Freedom ABS Trust
2,827,373
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
2,715,809
Garrison BSL CLO, Ltd.
6,000,000
2.105%,  (LIBOR 3M + 0.970%),
7/17/2028, Ser. 2018-1A,
Class A1
a,b
5,804,040
GM Financial Automobile Leasing
Trust
6,500,000
3.080%,  12/20/2022, Ser.
2019-1, Class A4 6,592,262
GM Financial Consumer Automobile
Receivables Trust
3,000,000
1.500%,  3/16/2023, Ser.
2020-2, Class A2A 3,008,567
GoldenTree Loan Opportunities, Ltd.
3,000,000
2.141%,  (LIBOR 3M + 1.300%),
10/29/2029, Ser. 2014-9A,
Class AJR2
a,b
2,805,021
Golub Capital Partners, Ltd.
6,000,000
2.285%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,781,516
Home Partners of America Trust
2,104,121
1.568%,  (LIBOR 1M + 0.817%),
7/17/2034, Ser. 2017-1, Class
A
a,b
2,063,407

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Asset-Backed Securities (16.8%) - continued
HSI Asset Securitization Corporation
Trust
$ 1,344,315
0.857%,  (LIBOR 1M + 0.370%),
1/25/2036, Ser. 2006-OPT2,
Class M1
b
$ 1,340,686
Invitation Homes Trust
4,232,073
1.851%,  (LIBOR 1M + 1.100%),
1/17/2038, Ser. 2018-SFR4,
Class A
a,b
4,118,545
Marlette Funding Trust
485,196
3.200%,  9/15/2028, Ser.
2018-3A, Class A
a
483,636
1,968,309
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
1,938,302
National Collegiate Trust
1,370,118
0.782%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,307,296
Nationstar HECM Loan Trust
2,886,715
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,870,904
Navient Private Education Loan Trust
1,672,345
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
1,678,583
Navient Student Loan Trust
1,812,819
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
1,817,784
2,529,863
1.087%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,504,640
1,935,241
1.237%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
1,927,062
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.917%,  (LIBOR 3M + 1.030%),
1/28/2030, Ser. 2013-14A,
Class AR2
a,b
3,404,188
Neuberger Berman CLO, Ltd.
3,000,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,904,270
NextGear Floorplan Master Owner
Trust
3,200,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
a
3,184,909
Northstar Education Finance, Inc.
690,815
1.187%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
680,512
NRZ Excess Spread-Collateralized
Notes Series
2,081,922
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
2,086,819
OZLM VIII, Ltd.
4,363,492
2.305%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
a,b
4,179,736
Pretium Mortgage Credit Partners,
LLC
3,608,473
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,c
3,277,730
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Asset-Backed Securities (16.8%) - continued
Progress Residential Trust
$ 2,987,415
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
a
$ 3,011,393
3,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,109,662
Prosper Marketplace Issuance Trust
88,716
3.350%,  10/15/2024, Ser.
2018-2A, Class A
a
88,581
RCO Mortgage, LLC
6,810,735
4.458%,  10/25/2023, Ser.
2018-2, Class A1
a,c
6,549,710
Residential Asset Mortgage Program
Series Trust
719,060
0.777%,  (LIBOR 1M +
0.290%), 8/25/2036, Ser.
2006-RZ3, Class A3
b
716,327
SLM Student Loan Trust
2,981,829
0.887%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,686,409
91,841
1.007%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
91,789
Small Business Lending Trust
1,105,185
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
1,089,688
1,908,638
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,871,678
SoFi Consumer Loan Program Trust
2,548,847
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
2,550,224
1,032,402
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
1,006,274
SoFi Consumer Loan Program, LLC
449,073
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
448,471
1,648,926
3.060%,  9/25/2028, Ser.
2016-5, Class A
a
1,636,119
SoFi Professional Loan Program, LLC
330,360
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
329,843
219,701
1.337%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
216,236
Sound Point CLO XX, Ltd.
3,000,000
2.091%,  (LIBOR 3M + 1.100%),
7/26/2031, Ser. 2018-2A,
Class A
a,b
2,771,589
Springleaf Funding Trust
242,292
2.900%,  11/15/2029, Ser.
2016-AA, Class A
a
242,053
Synchrony Credit Card Master Note
Trust
2,500,000
3.470%,  5/15/2026, Ser.
2018-2, Class A 2,634,954
THL Credit Wind River CLO, Ltd.
6,000,000
2.365%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
5,757,090
Upstart Securitization Trust
2,593,286
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
2,464,541

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Asset-Backed Securities (16.8%) - continued
$ 3,283,430
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
$ 3,190,496
5,135,706
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
4,777,871
Vericrest Opportunity Loan
Transferee
4,104,909
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
3,682,356
Verizon Owner Trust
1,925,141
2.060%,  4/20/2022, Ser.
2017-3A, Class A1A
a
1,929,661
Voya CLO, Ltd.
1,250,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,207,610
2,750,000
2.279%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
a,b
2,598,907
Total 183,786,634
Basic Materials (0.8%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 983,065
Dow Chemical Company
1,500,000 3.150%,  5/15/2024 1,563,552
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,163,861
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,488,225
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,097,500
Mosaic Company
750,000 3.250%,  11/15/2022 749,744
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
996,403
Total 9,042,350
Capital Goods (1.9%)
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,611,228
General Electric Company
1,010,000 3.450%,  5/15/2024 1,037,947
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025
a
840,646
Lockheed Martin Corporation
1,250,000 2.500%,  11/23/2020 1,257,882
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,070,200
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025
a
2,411,936
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,399,219
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,300,841
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021
d
510,050
1,250,000 3.650%,  9/15/2023 1,317,421
750,000 2.350%,  9/15/2024 760,395
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Capital Goods (1.9%) - continued
Siemens Financieringsmaatschappij
NV
$ 2,000,000
1.351%,  (LIBOR 3M + 0.610%),
3/16/2022
a,b
$ 1,967,232
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,065,007
Waste Management, Inc.
750,000 2.950%,  6/15/2024 799,647
WW Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,155,938
Total 20,505,589
Collateralized Mortgage Obligations (18.0%)
Ajax Mortgage Loan Trust
4,668,523
2.956%,  9/25/2065, Ser.
2019-D, Class A1
a
4,690,800
Angel Oak Mortgage Trust I, LLC
2,171,351
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,b
2,177,969
2,445,093
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
2,467,705
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
2,240,488
3,370,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
3,364,846
Banc of America Funding Trust
952,439
3.442%,  1/25/2035, Ser.
2004-D, Class 4A1
b
829,491
1,540,957
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,518,746
Bear Stearns Adjustable Rate
Mortgage Trust
120,005
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
114,557
608,684
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
565,588
BRAVO Residential Funding Trust
1,908,083
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,923,984
4,123,804
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
a,b
4,089,867
Cascade Funding Mortgage Trust
2,500,509
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,548,559
Chase Mortgage Finance Trust
Series
1,618,558
4.643%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,406,990
Civic Mortgage, LLC
1,726,434
4.349%,  11/25/2022, Ser.
2018-2, Class A1
a
1,721,002
COLT Funding, LLC
863,160
3.470%,  7/27/2048, Ser.
2018-2, Class A1
a,b
863,707
1,833,529
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,b
1,819,701
Countrywide Alternative Loan Trust
168,541
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 153,839

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Collateralized Mortgage Obligations (18.0%) -
continued
$ 140,485
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 $ 126,858
Credit Suisse Mortgage Capital
Certificates
2,397,548
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,c
2,228,344
5,000,000
1.794%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
4,866,350
4,747,513
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
a,b
4,561,394
Deephaven Residential Mortgage
Trust
4,308,040
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
4,296,234
Ellington Financial Mortgage Trust
1,374,193
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,b
1,389,958
Federal Home Loan Mortgage
Corporation - REMIC
1,806,976
3.000%,  8/15/2040, Ser.
4364, Class A 1,854,729
Federal National Mortgage
Association - REMIC
4,269,673
4.000%,  3/25/2029, Ser.
2012-74, Class V 4,524,173
8,734,270
3.000%,  2/25/2040, Ser.
2018-13, Class EB 8,931,266
949,068
3.000%,  1/25/2041, Ser.
2015-79, Class BA 974,907
5,968,205
3.000%,  8/25/2041, Ser.
2015-80, Class LA 6,152,358
5,137,045
3.000%,  2/25/2044, Ser.
2016-81, Class PA 5,482,388
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
74,600
2.250%,  6/25/2025, Ser.
2010-58, Class PT 74,890
FWD Securitization Trust
3,324,505
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,279,953
GCAT Trust
3,442,539
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,493,157
Genworth Mortgage Insurance
Corporation
2,000,000
2.387%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,917,962
GMAC Mortgage Corporation Loan
Trust
26,987
0.987%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
26,606
132,973
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
133,560
GS Mortgage-Backed Securities Trust
3,045,035
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
3,118,585
1,169,541
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
1,156,822
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Collateralized Mortgage Obligations (18.0%) -
continued
GSAA Home Equity Trust
$ 920,881
4.536%,  8/25/2034, Ser.
2004-10, Class M2
c
$ 917,988
Homeward Opportunities Fund I Trust
4,080,565
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
4,043,482
Homeward Opportunities Fund Trust
2,053,009
3.766%,  6/25/2048, Ser.
2018-1, Class A1
a,b
2,042,525
J.P. Morgan Alternative Loan Trust
488,722
3.818%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
423,772
J.P. Morgan Mortgage Trust
225,304
4.012%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
187,387
Legacy Mortgage Asset Trust
3,463,682
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,287,718
3,677,044
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
a,c
3,420,228
Long Beach Mortgage Loan Trust
880,777
1.357%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
872,472
Master Asset Securitization Trust
527,427
0.987%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
148,555
Merrill Lynch Mortgage Investors
Trust
249,788
1.672%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
245,812
Mortgage Equity Conversion Asset
Trust
1,212,027
0.660%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
1,120,501
1,195,825
0.650%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
1,115,754
New Residential Mortgage, LLC
2,737,596
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,625,418
Oaktown Re II, Ltd.
325,140
2.037%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
316,912
Preston Ridge Partners Mortgage
Trust, LLC
895,295
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
a,c
851,783
2,058,471
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
a,c
1,914,563
3,641,038
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,294,344
2,968,100
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,c
2,740,004
2,869,487
2.981%,  2/25/2025, Ser.
2020-1A, Class A1
a,c
2,707,791

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Collateralized Mortgage Obligations (18.0%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 5,802,724
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,c
$ 5,185,166
Radnor RE, Ltd.
692,264
1.887%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
681,278
RCO Mortgage, LLC
3,665,544
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
3,551,593
3,088,169
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,b
3,040,207
Renaissance Home Equity Loan Trust
686,286
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
c
303,660
Residential Asset Securitization Trust
274,095
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 169,302
Residential Funding Mortgage
Security I Trust
306,032
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 288,925
Silver Hill Trust
2,802,196
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
2,782,592
Specialty Underwriting and
Residential Finance Trust
3,195,358
1.487%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,685,951
3,769,213
1.467%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,431,439
Stanwich Mortgage Loan Trust
3,129,471
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
3,097,845
Starwood Mortgage Residential Trust
2,605,724
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
2,645,438
Terwin Mortgage Trust
1,445,006
1.487%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,342,944
Toorak Mortgage Corporation
4,000,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
a,c
3,589,657
6,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
5,378,812
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,176,186
3,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
3,524,585
TVC Mortgage Trust
3,200,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,595,051
Vericrest Opportunity Loan
Transferee
2,428,396
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,c
2,183,432
1,274,425
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
a,c
1,114,710
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Collateralized Mortgage Obligations (18.0%) -
continued
$ 3,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,c
$ 2,562,134
4,337,009
3.376%,  11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,909,598
4,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,c
2,989,455
2,572,022
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,c
2,396,458
Verus Securitization Trust
2,805,602
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
2,780,010
4,124,476
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,b
4,129,346
3,442,308
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,426,996
Wachovia Asset Securitization, Inc.
243,592
0.627%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
a,b,e
205,393
Wachovia Mortgage Loan Trust, LLC
109,008
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
101,345
WaMu Mortgage Pass Through
Certificates
1,196,949
2.750%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
990,694
Total 197,625,544
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
1,980,584
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
2,011,026
GSAA Home Equity Trust
1,030,997
2.437%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,021,505
Total 3,032,531
Communications Services (2.3%)
American Tower Corporation
2,500,000 3.450%,  9/15/2021 2,572,279
1,500,000 3.375%,  5/15/2024 1,600,415
AT&T, Inc.
2,000,000 3.200%,  3/1/2022 2,073,907
2,000,000
2.594%,  (LIBOR 3M +
0.890%), 2/15/2023
b
1,946,104
Charter Communications Operating,
LLC
1,000,000 3.579%,  7/23/2020 1,001,435
2,125,000 4.500%,  2/1/2024 2,299,888
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,584,475
Crown Castle International
Corporation
250,000 3.400%,  2/15/2021 252,301
1,000,000 2.250%,  9/1/2021 1,010,560
1,000,000 3.200%,  9/1/2024 1,060,941
Discovery Communications, LLC
2,000,000 2.950%,  3/20/2023 2,057,576

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Communications Services (2.3%) - continued
Fox Corporation
$ 1,000,000 3.666%,  1/25/2022 $ 1,035,994
1,060,000 3.050%,  4/7/2025 1,120,312
Omnicom Group, Inc.
1,250,000 3.625%,  5/1/2022 1,310,461
T-Mobile USA, Inc.
2,265,000 3.500%,  4/15/2025
a
2,377,684
Vodafone Group PLC
2,125,000 2.950%,  2/19/2023 2,227,426
Total 25,531,758
Consumer Cyclical (2.6%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 516,629
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,043,658
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,043,490
Daimler Finance North America, LLC
2,000,000
2.271%,  (LIBOR 3M + 0.530%),
5/5/2020
a,b
1,999,940
1,125,000 1.750%,  3/10/2023
a
1,074,035
1,000,000
2.591%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
893,567
Ford Motor Credit Company, LLC
1,000,000
2.927%,  (LIBOR 3M +
1.235%), 2/15/2023
b
845,000
General Motors Financial Company,
Inc.
2,100,000 3.950%,  4/13/2024 1,993,971
1,580,000 2.900%,  2/26/2025 1,431,072
Harley-Davidson Financial Services,
Inc.
574,000 4.050%,  2/4/2022
a
573,868
Home Depot, Inc.
1,600,000 4.400%,  4/1/2021 1,638,658
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
1,987,315
1,500,000 3.000%,  8/29/2022
a
1,480,753
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,291,500
400,000 5.875%,  11/15/2024 416,000
Lowe's Companies, Inc.
800,000 4.000%,  4/15/2025 887,843
Ralph Lauren Corporation
225,000 2.625%,  8/18/2020 225,541
Target Corporation
1,060,000 2.250%,  4/15/2025 1,115,383
TJX Companies, Inc.
1,325,000 3.500%,  4/15/2025 1,429,827
Toyota Motor Credit Corporation
1,075,000 1.800%,  2/13/2025 1,083,228
VF Corporation
1,100,000 2.050%,  4/23/2022 1,111,627
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
2,094,852
1,500,000 2.850%,  9/26/2024
a
1,471,983
Total 28,649,740
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Consumer Non-Cyclical (5.5%)
Abbott Laboratories
$ 1,262,000 2.550%,  3/15/2022 $ 1,306,130
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022
a
2,152,659
2,080,000 3.600%,  5/14/2025 2,257,817
Allergan Funding SCS
2,000,000 3.850%,  6/15/2024 2,142,289
Altria Group, Inc.
2,500,000 3.800%,  2/14/2024 2,675,790
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,716,201
Anheuser-Busch InBev Finance, Inc.
1,200,000 3.300%,  2/1/2023 1,262,163
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,259,739
Becton, Dickinson and Company
750,000
2.250%,  (LIBOR 3M +
0.875%), 12/29/2020
b
744,484
1,950,000 3.125%,  11/8/2021 1,994,720
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,224,010
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024
a
2,199,385
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,048,423
1,200,000 1.375%,  7/23/2023
a
1,206,003
Centene Corporation
1,200,000 5.375%,  8/15/2026
a
1,278,120
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,037,020
Coca-Cola Company
1,100,000 2.950%,  3/25/2025 1,196,750
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,896,666
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,016,580
1,500,000 3.200%,  2/15/2023 1,563,775
CVS Health Corporation
1,750,000 3.700%,  3/9/2023 1,855,557
1,050,000 4.000%,  12/5/2023 1,131,741
1,000,000 4.100%,  3/25/2025 1,103,943
Diageo Capital plc
800,000 1.375%,  9/29/2025 798,612
General Mills, Inc.
1,500,000
2.145%,  (LIBOR 3M + 1.010%),
10/17/2023
b
1,464,579
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,722,973
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,519,812
Mead Johnson Nutrition Company
1,000,000 3.000%,  11/15/2020 1,008,723
Mondelez International, Inc.
975,000 2.125%,  4/13/2023 992,535
Mylan NV
1,125,000 3.150%,  6/15/2021 1,131,704
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,476,001
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,955,529

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Consumer Non-Cyclical (5.5%) - continued
Pernod Ricard SA
$ 1,915,000 4.250%,  7/15/2022
a
$ 2,019,531
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,098,119
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
1,968,031
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 902,160
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024
d
1,086,535
Zimmer Biomet Holdings, Inc.
1,500,000
1.802%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,483,801
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,512,376
Total 60,410,986
Energy (2.7%)
BP Capital Markets America, Inc.
1,500,000
1.702%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,439,992
1,000,000 3.790%,  2/6/2024 1,057,223
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 1,857,188
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 959,956
Encana Corporation
1,000,000 3.900%,  11/15/2021 911,630
Energy Transfer Operating, LP
1,675,000 4.200%,  9/15/2023 1,646,858
1,050,000 2.900%,  5/15/2025 976,821
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,000,103
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,127,489
Exxon Mobil Corporation
1,465,000
1.371%,  (LIBOR 3M + 0.370%),
3/6/2022
b
1,451,603
1,400,000 2.992%,  3/19/2025 1,497,723
Hess Corporation
2,000,000 3.500%,  7/15/2024 1,818,344
Marathon Oil Corporation
2,000,000 2.800%,  11/1/2022 1,881,897
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,329,861
MPLX, LP
500,000 3.500%,  12/1/2022
a
493,826
1,500,000 4.875%,  6/1/2025 1,462,786
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 851,845
700,000 5.625%,  7/1/2024 500,686
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 918,560
Petroleos Mexicanos
850,000 2.378%,  4/15/2025 878,670
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,918,789
Schlumberger Holdings Corporation
1,500,000 3.750%,  5/1/2024
a
1,514,005
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Energy (2.7%) - continued
Transcontinental Gas Pipe Line
Company, LLC
$ 650,000 7.850%,  2/1/2026 $ 766,653
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,340,363
Total 29,602,871
Financials (15.4%)
ABN AMRO Bank NV
1,600,000 2.450%,  6/4/2020
a
1,601,408
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 895,139
American Express Credit Corporation
650,000
1.791%,  (LIBOR 3M +
1.050%), 9/14/2020
b
650,186
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,166,699
Athene Global Funding
2,000,000
2.667%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
1,927,775
Australia and New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,080,782
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
389,975
Banco Santander SA
800,000
2.431%,  (LIBOR 3M + 1.120%),
4/12/2023
b
771,318
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,540,868
2,150,000 4.200%,  8/26/2024 2,324,914
1,000,000 3.458%,  3/15/2025
b
1,056,228
2,100,000 2.456%,  10/22/2025
b
2,150,905
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,582,331
Bank of New York Mellon Corporation
2,115,000 1.850%,  1/27/2023 2,151,444
1,100,000 1.600%,  4/24/2025 1,116,185
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,123,184
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,340,912
1,265,000 1.625%,  5/1/2023 1,264,848
Barclays plc
1,250,000 3.250%,  1/12/2021 1,258,987
2,000,000 3.684%,  1/10/2023 2,044,674
2,000,000
3.072%,  (LIBOR 3M +
1.380%), 5/16/2024
b
1,894,992
BNP Paribas SA
1,040,000 2.819%,  11/19/2025
a,b
1,047,840
BPCE SA
1,000,000
2.903%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
989,990
1,050,000 2.375%,  1/14/2025
a
1,044,771
Branch Banking and Trust Company
2,200,000 2.150%,  12/6/2024 2,248,079
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,140,972

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Financials (15.4%) - continued
Capital One Bank USA NA
$ 2,125,000 2.014%,  1/27/2023
b
$ 2,105,990
Capital One Financial Corporation
2,000,000
2.473%,  (LIBOR 3M + 0.760%),
5/12/2020
b
1,999,752
1,500,000 3.900%,  1/29/2024 1,563,230
Capital One NA
2,000,000
2.554%,  (LIBOR 3M +
0.820%), 8/8/2022
b
1,950,252
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,f
622,500
Citigroup, Inc.
1,500,000
1.951%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,488,525
2,110,000 2.312%,  11/4/2022
b,d
2,126,750
2,200,000 4.000%,  8/5/2024 2,347,593
1,075,000 3.106%,  4/8/2026
b
1,125,601
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,310,804
Comerica, Inc.
750,000 3.700%,  7/31/2023 789,186
Compass Bank
1,500,000 2.875%,  6/29/2022 1,507,601
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,400,000 2.500%,  1/19/2021 1,415,805
Credit Suisse AG
825,000 2.800%,  4/8/2022
d
845,032
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,581,504
810,000 7.500%,  12/11/2023
a,b,f
855,562
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,619,555
Discover Bank
1,250,000 2.450%,  9/12/2024 1,222,740
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,121,579
2,100,000 2.375%,  1/28/2025 2,132,205
First Republic Bank
1,060,000 1.912%,  2/12/2024
b
1,061,536
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,669,012
Goldman Sachs Group, Inc.
1,060,000 3.500%,  4/1/2025 1,127,431
2,085,000 3.272%,  9/29/2025
b
2,182,166
HCP, Inc.
1,325,000 4.250%,  11/15/2023 1,376,959
HSBC Bank Canada
1,000,000 3.300%,  11/28/2021
a
1,035,225
HSBC Holdings plc
1,175,000
2.873%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,176,543
2,000,000 3.262%,  3/13/2023
b
2,050,812
1,500,000 6.250%,  3/23/2023
b,f
1,458,750
Huntington Bancshares, Inc.
1,450,000 3.150%,  3/14/2021 1,471,668
ING Groep NV
2,400,000
2.525%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,377,581
500,000 4.625%,  1/6/2026
a
560,682
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Financials (15.4%) - continued
International Lease Finance
Corporation
$ 1,440,000 5.875%,  8/15/2022 $ 1,407,803
J.P. Morgan Chase & Company
1,250,000 5.300%,  8/1/2020
b,f
1,186,719
1,900,000 3.875%,  9/10/2024 2,043,292
1,500,000
2.161%,  (LIBOR 3M + 0.850%),
1/10/2025
b,d
1,450,737
1,200,000 2.005%,  3/13/2026
b
1,212,336
1,100,000 2.083%,  4/22/2026
b
1,114,823
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 713,206
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,067,400
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,514,953
2,000,000 2.907%,  11/7/2023
b
2,031,817
350,000 4.582%,  12/10/2025 378,132
Macquarie Group, Ltd.
1,500,000
2.633%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,465,573
Mitsubishi UFJ Financial Group, Inc.
995,000
1.833%,  (LIBOR 3M +
1.060%), 9/13/2021
b
993,488
1,600,000
2.599%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,587,274
1,125,000 2.193%,  2/25/2025 1,130,367
Mizuho Financial Group Cayman 3,
Ltd.
675,000 4.600%,  3/27/2024
a
715,333
Mizuho Financial Group, Inc.
1,175,000
1.913%,  (LIBOR 3M + 1.140%),
9/13/2021
b
1,174,708
1,500,000 2.555%,  9/13/2025
b
1,521,269
Morgan Stanley
1,000,000
4.829%,  (LIBOR 3M +
3.610%), 7/15/2020
b,f
900,000
2,200,000 4.100%,  5/22/2023 2,322,816
750,000 2.720%,  7/22/2025
b
772,285
1,425,000 5.000%,  11/24/2025 1,608,998
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,061,467
National Securities Clearing
Corporation
1,650,000 1.200%,  4/23/2023
a
1,650,436
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,064,353
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,067,943
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,131,844
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,017,915
1,000,000 2.400%,  10/1/2024 1,037,503
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,186,107
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,051,494
Reinsurance Group of America, Inc.
2,000,000 4.700%,  9/15/2023 2,106,875
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,128,859

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Financials (15.4%) - continued
$ 1,100,000 1.600%,  4/17/2023
d
$ 1,104,624
Royal Bank of Scotland Group plc
2,000,000
3.162%,  (LIBOR 3M + 1.470%),
5/15/2023
b
1,935,195
2,000,000 3.498%,  5/15/2023
b
2,047,820
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,006,444
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 756,959
Santander UK plc
1,050,000 2.100%,  1/13/2023 1,059,184
Simon Property Group, LP
1,350,000 2.500%,  9/1/2020 1,349,797
1,400,000 2.500%,  7/15/2021
d
1,396,775
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,193,820
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,060,942
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,009,015
State Street Corporation
2,062,000
2.592%,  (LIBOR 3M +
0.900%), 8/18/2020
b
2,062,914
250,000 2.825%,  3/30/2023
a,b
257,045
1,585,000 2.354%,  11/1/2025
b
1,631,510
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,342,498
SunTrust Banks, Inc.
725,000 2.900%,  3/3/2021 734,536
Synchrony Financial
250,000 2.850%,  7/25/2022 242,711
1,780,000 4.250%,  8/15/2024 1,739,241
Synovus Bank
1,060,000 2.289%,  2/10/2023
b
1,047,446
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,259,929
UBS AG
550,000 1.750%,  4/21/2022
a
552,542
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 1,977,891
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
490,000
Wells Fargo & Company
750,000 3.450%,  2/13/2023 780,835
1,500,000 3.750%,  1/24/2024 1,596,055
2,110,000 2.406%,  10/30/2025
b
2,142,691
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,075,050
500,000 2.000%,  1/16/2025
a
521,247
1,060,000 2.894%,  2/4/2030
b
1,044,199
Total 169,322,577
Foreign Government (0.1%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 818,484
Total 818,484
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Mortgage-Backed Securities (5.9%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
$ 2,592,975 3.500%,  5/1/2034 $ 2,742,088
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,491,767 3.000%,  3/25/2050 1,576,461
1,667,502 3.000%,  4/1/2050 1,762,175
1,217,907 3.000%,  8/1/2047 1,289,163
Federal National Mortgage
Association
1,044,343 4.500%,  5/1/2048 1,128,761
1,600,577 3.500%,  10/1/2048 1,694,725
3,202,898 3.500%,  2/1/2049 3,381,764
1,817,727 3.500%,  8/1/2049 1,929,532
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
21,300,000 2.000%,  6/1/2034
g
21,937,336
16,100,000 2.500%,  6/1/2034
g
16,816,324
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,800,000 2.500%,  5/1/2050
g
4,998,188
238,637
3.443%,  (LIBOR 12M +
1.482%), 1/1/2043
b
245,106
2,570,788 4.000%,  7/1/2048 2,736,095
2,838,000 3.000%,  6/1/2049
g
2,992,417
Total 65,230,135
Technology (2.2%)
Apple, Inc.
1,900,000
2.007%,  (LIBOR 3M +
0.300%), 5/6/2020
b
1,899,971
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 1,042,491
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,322,638
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,522,161
410,000 5.850%,  7/15/2025
a
446,984
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,103,463
Global Payments, Inc.
875,000 2.650%,  2/15/2025 899,528
Hewlett Packard Enterprise Company
1,750,000 3.500%,  10/5/2021 1,792,039
1,150,000 4.450%,  10/2/2023 1,210,641
Intel Corporation
1,100,000 3.400%,  3/25/2025 1,209,650
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,034,719
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,272,202
NXP Funding, LLC
575,000 2.700%,  5/1/2025
a
581,726
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,259,739
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,009,192

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Technology (2.2%) - continued
$ 1,000,000 2.679%,  7/19/2024
a
$ 1,010,339
Seagate HDD Cayman
1,190,000 4.250%,  3/1/2022 1,217,406
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 757,249
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,521,855
Total 24,113,993
Transportation (1.9%)
Air Canada Pass Through Trust
795,105 3.875%,  3/15/2023
a
676,047
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,656,227
1,500,000 4.250%,  2/1/2024 1,429,877
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,316,551
American Airlines Pass Through Trust
707,723 4.950%,  1/15/2023 626,972
538,042 3.700%,  5/1/2023 368,549
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,290,124
British Airways plc
1,052,297 4.625%,  6/20/2024
a
1,047,802
Continental Airlines, Inc.
1,540,352 4.150%,  4/11/2024 1,389,552
Delta Air Lines, Inc.
255,343 4.750%,  5/7/2020 255,159
2,100,000 2.900%,  10/28/2024 1,648,341
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,404,440
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,234,915
Penske Truck Leasing Company, LP
750,000 3.650%,  7/29/2021
a
759,648
1,000,000 2.700%,  11/1/2024
a
997,496
1,000,000 3.950%,  3/10/2025
a
1,049,921
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,012,742
Southwest Airlines Company
1,625,000 4.750%,  5/4/2023 1,613,629
TTX Company
650,000 4.125%,  10/1/2023
a
700,972
US Airways Pass Through Trust
652,360 3.950%,  11/15/2025 531,696
Total 21,010,660
U.S. Government & Agencies (16.5%)
Federal Home Loan Bank
8,000,000 2.500%,  2/13/2024 8,614,466
3,500,000 1.500%,  8/15/2024 3,653,347
Federal National Mortgage
Association
3,500,000 2.875%,  9/12/2023 3,788,899
U.S. Treasury Bonds
1,275,000 2.250%,  11/15/2027 1,434,973
6,750,000 5.500%,  8/15/2028 9,447,627
20,590,000 2.625%,  2/15/2029 24,140,971
2,970,000 1.500%,  2/15/2030 3,211,312
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
U.S. Government & Agencies (16.5%) - continued
U.S. Treasury Notes
$ 29,000,000 1.500%,  9/30/2021 $ 29,540,351
21,400,000 2.500%,  1/15/2022 22,235,937
3,350,000 1.125%,  2/28/2022 3,406,531
13,845,000 2.000%,  11/30/2022 14,472,352
7,000,000 1.375%,  2/15/2023 7,221,484
3,875,000 2.750%,  7/31/2023 4,185,454
1,500,000 2.500%,  1/31/2024 1,622,461
2,750,000 2.125%,  7/31/2024 2,957,002
12,225,000 1.250%,  8/31/2024 12,704,927
2,250,000 1.375%,  1/31/2025 2,357,754
2,000,000 2.875%,  7/31/2025 2,257,344
21,000,000 2.625%,  1/31/2026 23,583,164
Total 180,836,356
Utilities (3.1%)
Ameren Corporation
1,100,000 2.700%,  11/15/2020 1,108,548
750,000 2.500%,  9/15/2024 776,107
American Electric Power Company,
Inc.
1,000,000 3.650%,  12/1/2021 1,033,226
Berkshire Hathaway Energy Company
1,925,000 4.050%,  4/15/2025
a
2,164,662
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,867,889
DTE Energy Company
1,500,000 3.700%,  8/1/2023
d
1,599,043
1,500,000 2.529%,  10/1/2024 1,526,473
Edison International
1,580,000 2.950%,  3/15/2023
d
1,580,232
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,018,646
Exelon Corporation
1,350,000 2.850%,  6/15/2020 1,350,756
1,250,000 3.497%,  6/1/2022 1,287,957
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,462,202
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,082,964
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,536,220
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,641,413
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
848,824
NextEra Energy Capital Holdings, Inc.
1,075,000 2.750%,  5/1/2025 1,144,005
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,028,641
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,f
1,150,000
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,476,959
Public Service Enterprise Group, Inc.
2,000,000 2.875%,  6/15/2024 2,086,986
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,239,829

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Principal
Amount Long-Term Fixed Income ( 96 .0% ) Value
Utilities (3.1%) - continued
Southern Company
$ 1,500,000 2.950%,  7/1/2023 $ 1,580,984
Total 33,592,566
Total Long-Term Fixed Income
(cost $1,051,132,841) 1,053,112,774
Shares
Registered Investment Companies
( 2 .9% ) Value
Unaffiliated  (2.9%)
398,300 Vanguard Short-Term Corporate
Bond ETF 32,294,164
Total 32,294,164
Total Registered Investment
Companies (cost $32,056,207) 32,294,164
Shares
Collateral Held for Securities Loaned
( 0 .3% ) Value
2,969,500 Thrivent Cash Management Trust 2,969,500
Total Collateral Held for Securities
Loaned
(cost $2,969,500) 2,969,500
Shares Preferred Stock ( 0 .1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 7.130%
b
1,445,580
Total 1,445,580
Total Preferred Stock
(cost $1,490,400) 1,445,580
Shares or
Principal
Amount Short-Term Investments ( 5 .4% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.150%, 5/20/2020
h,i
499,977
400,000 0.130%, 6/9/2020
h,i
399,957
200,000 0.170%, 6/16/2020
h,i
199,974
600,000 0.180%, 8/4/2020
h,i
599,810
Thrivent Core Short-Term Reserve
Fund
5,637,925 1.450% 56,379,245
U.S. Treasury Bills
100,000 0.105%, 7/16/2020
h,j
99,978
100,000 0.095%, 7/23/2020
h,j
99,977
460,000 0.035%, 9/24/2020
h,j
459,762
Total Short-Term Investments (cost
$58,638,673) 58,738,680
Total Investments (cost
$1,146,287,621) 104.7% $ 1,148,560,698
Other Assets and Liabilities, Net
(4.7%) (51,503,627)
Total Net Assets 100.0% $ 1,097,057,071
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $410,547,302 or 37.4% of total net
assets.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
d All or a portion of the security is on loan.
e All or a portion of the security is insured or guaranteed.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or delayed
delivery basis.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,904,097
Total lending $2,904,097
Gross amount payable upon return of
collateral for securities loaned $2,969,500
Net amounts due to counterparty $65,403
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 416,414
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b,c
$ 347,706
Ball Metalpack Finco, LLC, Term
Loan
162,112
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
136,714
Big River Steel, LLC, Term Loan
263,250
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
227,711
Chemours Company, Term Loan
490,000
2.160%,  (LIBOR 1M +
1.750%), 4/3/2025
b
445,988
Hexion, Inc., Term Loan
230,000
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b,d,e
218,645
Momentive Performance Materials
USA, LLC, Term Loan
223,313
3.660%,  (LIBOR 1M +
3.250%), 5/15/2024
b
198,429
MRC Global (US), Inc., Term Loan
365,024
3.404%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
310,271
Nouryon USA, LLC, Term Loan
384,005
3.864%,  (LIBOR 1M +
3.000%), 10/1/2025
b
347,524
Peabody Energy Corporation, Term
Loan
279,300
3.154%,  (LIBOR 1M +
2.750%), 3/31/2025
b
151,939
Pixelle Specialty Solutions, LLC, Term
Loan
448,153
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
384,515
Total 2,769,442
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
223,254
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
220,216
Flex Acquisition Company, Inc. Term
Loan
459,652
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
427,936
GFL Environmental, Inc., Term Loan
701,138
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
687,817
Mauser Packaging Solutions Holding
Company, Term Loan
328,312
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
280,914
Navistar, Inc., Term Loan
459,425
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
413,772
Reynolds Group Holdings, Inc., Term
Loan
269,301
3.154%,  (LIBOR 1M +
2.750%), 2/5/2023
b
256,229
TransDigm, Inc., Term Loan
802,988
2.654%,  (LIBOR 1M +
2.250%), 12/9/2025
b
700,984
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Capital Goods (0.2%) - continued
Vertiv Group Corporation, Term Loan
$ 765,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
$ 717,187
Total 3,705,055
Communications Services (0.3%)
Altice France SA, Term Loan
189,150
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
172,363
CenturyLink, Inc., Term Loan
1,162,088
2.654%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,096,720
Charter Communications Operating,
LLC, Term Loan
1,015,000
2.160%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
982,439
CommScope, Inc., Term Loan
199,000
3.654%,  (LIBOR 1M +
3.250%), 4/4/2026
b
186,634
Coral-US Co-Borrower, LLC, Term
Loan
940,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
869,895
Diamond Sports Group, LLC, Term
Loan
688,425
3.820%,  (LIBOR 1M +
3.250%), 8/24/2026
b
558,629
Entercom Media Corporation, Term
Loan
280,478
2.904%,  (LIBOR 1M +
2.500%), 11/17/2024
b
246,890
Gray Television, Inc., Term Loan
110,000
0.000%,  (LIBOR 3M +
2.250%), 2/7/2024
b,d,e
104,110
HCP Acquisition, LLC, Term Loan
459,589
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
433,834
iHeartCommunications, Inc., Term
Loan
185,000
3.989%,  (LIBOR 1M +
3.000%), 5/1/2026
b,d,e
165,318
Mediacom Illinois, LLC, Term Loan
139,417
1.900%,  (LIBOR 1W +
1.750%), 2/15/2024
b
133,317
NEP Group, Inc., Term Loan
311,062
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b,c
248,850
40,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b,c
22,600
SBA Senior Finance II, LLC, Term
Loan
408,151
2.160%,  (LIBOR 1M +
1.750%), 4/11/2025
b
393,356
Terrier Media Buyer, Inc., Term Loan
279,300
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b
259,051
T-Mobile USA, Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
3.000%), 4/1/2027
b,d,e
561,265
TNS, Inc., Term Loan
546,091
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
483,291

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Communications Services (0.3%) - continued
WideOpenWest Finance, LLC, Term
Loan
$ 563,925
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 522,161
Windstream Services, LLC, Term
Loan
50,000
2.910%,  (LIBOR 1M +
2.500%), 2/26/2021
b
48,875
342,487
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
190,080
Ziggo Financing Partnership, Term
Loan
500,000
3.314%,  (LIBOR 1M +
2.500%), 4/30/2028
b
465,625
Total 8,145,303
Consumer Cyclical (0.2%)
Cengage Learning, Inc., Term Loan
430,350
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
327,066
Four Seasons Hotels, Ltd., Term Loan
342,045
2.404%,  (LIBOR 1M +
2.000%), 11/30/2023
b
316,036
Golden Entertainment, Inc., Term
Loan
651,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
530,871
Golden Nugget, LLC, Term Loan
762,866
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
608,675
LCPR Loan Financing, LLC, Term
Loan
745,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
728,237
Mohegan Gaming and
Entertainment, Term Loan
490,178
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
335,772
Penn National Gaming, Inc., Term
Loan
246,875
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
213,547
Scientific Games International, Inc.,
Term Loan
1,212,448
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
999,263
Staples, Inc., Term Loan
163,762
5.516%,  (LIBOR 3M +
4.500%), 9/12/2024
b
132,102
516,225
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
409,537
Stars Group Holdings BV, Term Loan
671,210
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,c
666,176
Tenneco, Inc., Term Loan
508,562
3.404%,  (LIBOR 1M +
3.000%), 10/1/2025
b
393,500
Wyndham Hotels & Resorts, Inc.,
Term Loan
241,325
2.154%,  (LIBOR 1M +
1.750%), 5/30/2025
b
220,692
Total 5,881,474
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Consumer Non-Cyclical (0.3%)
Aramark Services, Inc., Term Loan
$ 565,000
2.154%,  (LIBOR 1M +
1.750%), 3/11/2025
b
$ 527,744
Bausch Health Americas, Inc., Term
Loan
676,500
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
653,668
Change Healthcare Holdings, LLC,
Term Loan
275,000
0.000%,  (LIBOR 1M +
2.500%), 3/1/2024
b,d,e
264,344
Chobani, LLC, Term Loan
356,320
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
338,108
Dole Food Company, Inc., Term Loan
275,000
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
263,428
Endo International plc, Term Loan
380,660
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
345,213
Energizer Holdings, Inc., Term Loan
159,885
3.250%,  (LIBOR 1M +
2.250%), 12/17/2025
b
156,155
Global Medical Response, Inc., Term
Loan
1,242,899
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,138,421
102,637
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
91,062
IQVIA, Inc., Term Loan
70,000
0.000%,  (LIBOR 1M +
1.750%), 1/1/2025
b,d,e
67,112
JBS USA LUX SA, Term Loan
567,136
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
545,516
Mallinckrodt International Finance
SA, Term Loan
237,757
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
164,816
McGraw-Hill, LLC, Term Loan
330,893
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
266,644
MPH Acquisition Holdings, LLC, Term
Loan
960,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
881,405
Ortho-Clinical Diagnostics SA, Term
Loan
986,650
4.266%,  (LIBOR 1M +
3.250%), 6/30/2025
b
874,419
Plantronics, Inc., Term Loan
926,445
2.991%,  (LIBOR 1M +
2.500%), 7/2/2025
b
753,172
R.R. Donnelley & Sons Company,
Term Loan
59,548
5.404%,  (LIBOR 1M +
5.000%), 1/15/2024
b
52,104
Sotera Health Holdings, LLC, Term
Loan
300,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
287,550

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Consumer Non-Cyclical (0.3%) - continued
US Foods, Inc., Term Loan
$ 185,000
2.154%,  (LIBOR 1M +
1.750%), 6/27/2023
b,d,e
$ 170,056
Total 7,840,937
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
297,750
5.154%,  (LIBOR 1M +
4.750%), 11/3/2025
b
138,826
Buckeye Partners, LP, Term Loan
495,000
3.120%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
462,518
Calpine Corporation, Term Loan
355,665
2.660%,  (LIBOR 1M +
2.250%), 1/15/2024
b
343,032
CONSOL Energy, Inc., Term Loan
287,100
4.910%,  (LIBOR 1M +
4.500%), 9/28/2024
b
172,082
Fieldwood Energy, LLC, Term Loan
375,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
78,750
McDermott Technology (Americas),
Inc., Term Loan
574,762
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
190,631
Radiate Holdco, LLC, Term Loan
957,789
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
914,535
Total 2,300,374
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
220,970
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
207,395
Blackstone CQP Holdco, LP, Term
Loan
238,200
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
218,151
Delos Finance SARL, Term Loan
230,000
2.794%,  (LIBOR 3M +
1.750%), 10/6/2023
b,d,e
217,235
Digicel International Finance, Ltd.,
Term Loan
733,997
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
595,455
GGP Nimbus, LLC, Term Loan
561,450
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
414,271
INEOS U.S. Finance, LLC, Term Loan
185,000
0.000%,  (LIBOR 1M +
2.000%), 3/31/2024
b,d,e
174,316
Level 3 Financing, Inc., Term Loan
475,000
2.154%,  (LIBOR 1M +
1.750%), 3/1/2027
b
454,019
MoneyGram International, Inc., Term
Loan
268,028
6.862%,  (LIBOR 2M +
6.000%), 6/30/2023
b
191,388
Principal
Amount Bank Loans ( 1 .5% )
a
Value
Financials (0.1%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 388,030
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 311,255
Tronox Finance, LLC, Term Loan
510,145
3.587%,  (LIBOR 3M +
2.750%), 9/22/2024
b
477,308
Vericast Corporation, Term Loan
558,432
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
353,672
Total 3,614,465
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
603,125
4.260%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
522,457
Prime Security Services Borrower,
LLC, Term Loan
1,194,000
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,129,178
Rackspace Hosting, Inc., Term Loan
998,174
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
933,193
SS&C Technologies, Inc., Term Loan
156,831
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
150,575
111,910
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
107,446
147,727
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
141,767
Zayo Group Holdings, Inc., Term Loan
725,000
3.404%,  (LIBOR 1M +
3.000%), 3/9/2027
b
679,477
Total 3,664,093
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term Loan
455,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
439,239
United Airlines, Inc., Term Loan
340,000
2.154%,  (LIBOR 3M +
1.750%), 4/1/2024
b,d,e
297,714
Total 736,953
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
115,000
3.250%,  (LIBOR 1M +
2.250%), 9/24/2026
b,d,e
111,406
Core and Main, LP, Term Loan
307,125
3.988%,  (LIBOR 6M +
2.750%), 8/1/2024
b
288,219
EnergySolutions, LLC, Term Loan
240,712
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b
214,234
Total 613,859
Total Bank Loans
(cost $44,273,295) 39,271,955

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Shares
Registered Investment Companies
( 41 .5% ) Value
Unaffiliated  (1.3%)
4,588 Health Care Select Sector SPDR
Fund $ 457,561
212,050 Invesco Senior Loan ETF 4,448,809
4,639 iShares Dow Jones US Home
Construction Index Fund 169,416
55,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 7,104,350
6,185 ProShares Ultra S&P 500
g
688,391
40,785 SPDR Bloomberg Barclays High Yield
Bond ETF 4,038,938
33,845 SPDR S&P 500 ETF Trust 9,831,296
4,980 SPDR S&P Biotech ETF
g
465,082
8,915 SPDR S&P Regional Banking ETF 339,929
822 VanEck Vectors Oil Services ETF
g,h
90,239
111,250 Vanguard Short-Term Corporate
Bond ETF 9,020,150
Total 36,654,161
Affiliated  (40.2%)
6,751,435 Thrivent Core Emerging Markets
Debt Fund 60,830,430
424,856 Thrivent Core Emerging Markets
Equity Fund 3,619,770
2,369,413 Thrivent Core International Equity
Fund 18,647,284
9,249,734 Thrivent Core Low Volatility Equity
Fund 100,267,112
2,271,188 Thrivent Global Stock Fund, Class S 48,217,322
8,569,008 Thrivent High Yield Fund, Class S 36,075,524
13,187,460 Thrivent Income Fund, Class S 126,335,871
13,184,695 Thrivent International Allocation
Fund, Class S 109,960,358
14,466,170 Thrivent Large Cap Growth Fund,
Class S 194,425,326
8,926,945 Thrivent Large Cap Value Fund,
Class S 170,326,107
5,386,921 Thrivent Limited Maturity Bond Fund,
Class S 66,420,731
4,250,886 Thrivent Mid Cap Stock Fund, Class S 96,835,181
1,285,073 Thrivent Small Cap Stock Fund,
Class S 24,454,937
Total 1,056,415,953
Total Registered Investment
Companies (cost $936,960,116) 1,093,070,114
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Asset-Backed Securities (1.1%)
Access Group, Inc.
62,917
0.987%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
60,847
Aimco
800,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
760,539
Ares CLO, Ltd.
1,000,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
934,779
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Asset-Backed Securities (1.1%) - continued
Benefit Street Partners CLO IV, Ltd.
$ 1,300,000
2.385%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
$ 1,280,818
800,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
749,045
Betony CLO, Ltd.
940,000
1.840%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
899,919
Buttermilk Park CLO, Ltd.
1,750,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,628,578
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,079,213
Carvana Auto Receivables Trust
250,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
249,868
Colony American Finance Trust
1,277,839
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,243,211
Commonbond Student Loan Trust
115,622
0.987%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
112,907
CoreVest American Finance Trust
1,491,028
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,444,736
Deephaven Residential Mortgage
Trust
611,020
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,i
597,344
Dryden Senior Loan Fund
950,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
893,128
Earnest Student Loan Program, LLC
180,346
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
178,290
Edlinc Student Loan Funding Trust
1,356
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
1,360
Galaxy XX CLO, Ltd.
650,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
615,917
Golub Capital Partners, Ltd.
890,000
2.285%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
857,592
769,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
712,072
Harley Marine Financing, LLC
2,178,461
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,922,375

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Asset-Backed Securities (1.1%) - continued
Home Partners of America Trust
$ 1,444,478
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
$ 1,466,230
1,459,725
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,466,507
Madison Park Funding XIV, Ltd.
750,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
685,923
Magnetite XII, Ltd.
650,000
2.319%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
625,096
Mountain View CLO, Ltd.
475,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
437,832
National Collegiate Trust
456,706
0.782%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
435,765
Neuberger Berman CLO XIV, Ltd.
1,000,000
1.917%,  (LIBOR 3M + 1.030%),
1/28/2030, Ser. 2013-14A,
Class AR2
b,i
972,625
Neuberger Berman CLO, Ltd.
400,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
387,236
Octagon Investment Partners XVI,
Ltd.
200,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
185,323
OneMain Financial Issuance Trust
1,070,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
e,i
1,070,000
OZLM VIII, Ltd.
1,502,594
2.305%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
1,439,316
Palmer Square Loan Funding, Ltd.
550,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
522,532
PPM CLO 3, Ltd.
500,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
474,921
RCO Mortgage, LLC
567,561
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
545,809
Shackleton CLO, Ltd.
450,000
2.389%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
424,498
SLM Student Loan Trust
153,925
0.887%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
138,675
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Asset-Backed Securities (1.1%) - continued
Voya CLO, Ltd.
$ 500,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
$ 483,044
Total 27,983,870
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 706,521
Anglo American Capital plc
300,000 4.875%,  5/14/2025
i
315,887
Cleveland-Cliffs, Inc.
185,000 5.750%,  3/1/2025
g
132,275
150,000 9.875%,  10/17/2025
i
148,500
Dow Chemical Company
325,000 4.800%,  11/30/2028 364,865
DowDuPont, Inc.
600,000 4.493%,  11/15/2025 660,395
First Quantum Minerals, Ltd.
320,000 7.500%,  4/1/2025
i
282,400
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 213,325
240,000 4.250%,  3/1/2030 223,464
Glencore Funding, LLC
152,000 4.125%,  5/30/2023
i
153,773
200,000 4.000%,  3/27/2027
i
202,441
International Paper Company
390,000 4.350%,  8/15/2048 440,317
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 169,015
460,000 4.500%,  7/15/2027 483,423
Koppers, Inc.
280,000 6.000%,  2/15/2025
i
227,500
Krayton Polymers, LLC
270,000 7.000%,  4/15/2025
i
259,200
Methanex Corporation
360,000 5.250%,  12/15/2029 302,654
Norbord, Inc.
320,000 5.750%,  7/15/2027
i
291,200
Novelis Corporation
355,000 5.875%,  9/30/2026
i
345,166
100,000 4.750%,  1/30/2030
i
89,000
Olin Corporation
360,000 5.125%,  9/15/2027 328,824
Peabody Securities Finance
Corporation
465,000 6.375%,  3/31/2025
i
275,234
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 160,425
Syngenta Finance NV
475,000 3.933%,  4/23/2021
i
468,990
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 574,056
Tronox Finance plc
310,000 5.750%,  10/1/2025
i
274,350
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 246,600
132,000 6.875%,  11/21/2036 153,451

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Basic Materials (0.3%) - continued
WestRock Company
$ 245,000 3.750%,  3/15/2025 $ 258,815
Total 8,752,066
Capital Goods (0.5%)
AECOM
540,000 5.125%,  3/15/2027 549,450
Amsted Industries, Inc.
390,000 5.625%,  7/1/2027
i
390,429
Ardagh Packaging Finance plc
480,000 6.000%,  2/15/2025
i
480,418
Building Materials Corporation of
America
460,000 6.000%,  10/15/2025
i
473,800
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 248,884
CNH Industrial Capital, LLC
336,000 4.875%,  4/1/2021 338,610
CNH Industrial NV
210,000 3.850%,  11/15/2027 209,014
Covanta Holding Corporation
270,000 6.000%,  1/1/2027 259,200
Crown Cork & Seal Company, Inc.
450,000 7.375%,  12/15/2026 492,750
Emerson Electric Company
700,000 1.800%,  10/15/2027 699,654
H&E Equipment Services, Inc.
275,000 5.625%,  9/1/2025 261,965
Howmet Aerospace, Inc.
505,000 6.875%,  5/1/2025 516,422
Ingersoll-Rand Luxembourg Finance
SA
625,000 3.500%,  3/21/2026 660,945
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024
i
540,598
Lockheed Martin Corporation
312,000 3.600%,  3/1/2035 371,001
304,000 4.500%,  5/15/2036 378,790
78,000 6.150%,  9/1/2036 111,315
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 640,044
Owens-Brockway Glass Container,
Inc.
675,000 5.000%,  1/15/2022
i
681,750
Republic Services, Inc.
235,000 2.900%,  7/1/2026 249,504
Reynolds Group Issuer, Inc.
570,000 5.125%,  7/15/2023
i
572,850
Rockwell Collins, Inc.
580,000 2.800%,  3/15/2022 594,641
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 137,012
192,000 4.200%,  9/15/2028 215,451
Siemens Financieringsmaatschappij
NV
386,000 4.200%,  3/16/2047
*
499,821
Spirit AeroSystems, Inc.
300,000 7.500%,  4/15/2025
i
295,500
Textron, Inc.
510,000 3.375%,  3/1/2028 496,154
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Capital Goods (0.5%) - continued
TransDigm, Inc.
$ 175,000 6.250%,  3/15/2026
i
$ 171,281
470,000 5.500%,  11/15/2027
i
397,150
United Rentals North America, Inc.
200,000 5.875%,  9/15/2026 205,500
640,000 4.000%,  7/15/2030 603,200
United Technologies Corporation
375,000 4.450%,  11/16/2038 464,704
400,000 3.750%,  11/1/2046 470,042
Total 13,677,849
Collateralized Mortgage Obligations (1.2%)
Ajax Mortgage Loan Trust
948,356
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
956,712
Alternative Loan Trust
161,229
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 113,623
Angel Oak Mortgage Trust I, LLC
501,384
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
512,079
1,258,860
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
1,270,502
Bellemeade Re, Ltd.
249,995
2.087%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
241,048
463,535
1.587%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,i
452,678
BRAVO Residential Funding Trust
610,586
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
615,675
618,571
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
613,480
CHL Mortgage Pass-Through Trust
2,272,504
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,744,210
CIM Trust
1,362,774
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
1,380,818
Citicorp Mortgage Securities, Inc.
931,139
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 865,798
Citigroup Mortgage Loan Trust, Inc.
192,826
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 186,636
COLT Funding, LLC
341,399
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
341,616
Countrywide Alternative Loan Trust
196,310
3.357%,  10/25/2035, Ser.
2005-43, Class 4A1
b
171,607
322,274
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 222,522
696,648
7.000%,  10/25/2037, Ser.
2007-24, Class A10 373,836
Countrywide Home Loans, Inc.
238,510
5.750%,  4/25/2037, Ser.
2007-3, Class A27 175,977

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 811,478
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
$ 754,209
Credit Suisse Mortgage Trust
1,193,786
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,238,383
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,398
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 95,454
Ellington Financial Mortgage Trust
680,013
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
687,814
Federal Home Loan Mortgage
Corporation - REMIC
576,691
4.000%,  7/15/2031, Ser.
4104, Class KI
k
37,532
498,472
3.000%,  2/15/2033, Ser.
4170, Class IG
k
46,731
1,457,604
3.000%,  3/15/2033, Ser.
4180, Class PI
k
146,280
895,781
3.000%,  7/15/2046, Ser.
4750, Class PA 928,013
Federal National Mortgage
Association - REMIC
2,286,908
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
144,971
FWD Securitization Trust
2,077,815
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
2,049,970
Galton Funding Mortgage Trust
2017-1
643,888
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
654,404
GCAT Trust
151,487
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
153,714
GS Mortgage-Backed Securities Trust
1,130,557
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,118,261
MASTR Alternative Loans Trust
375,342
0.937%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
69,520
Merrill Lynch Alternative Note Asset
Trust
188,100
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 124,326
MFRA Trust
724,510
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
654,237
Preston Ridge Partners Mortgage
Trust, LLC
608,801
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
579,212
846,541
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
765,935
RCO Mortgage, LLC
454,892
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
438,175
965,053
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
950,065
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Residential Accredit Loans, Inc. Trust
$ 361,427
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 343,712
Toorak Mortgage Corporation
1,900,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,703,291
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,176,186
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
604,215
Verus Securitization Trust
147,721
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
146,125
213,470
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
211,522
138,127
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
138,290
276,259
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
276,543
1,032,693
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
1,028,099
618,978
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
602,013
WaMu Mortgage Pass Through
Certificates
48,912
3.725%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
42,796
189,045
3.694%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
170,037
Total 30,318,852
Commercial Mortgage-Backed Securities (0.2%)
Citigroup Commercial Mortgage Trust
1,250,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 1,337,618
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
792,862
3.000%,  3/15/2045, Ser.
4741, Class GA 825,052
Federal National Mortgage
Association - ACES
1,525,000
3.776%,  8/25/2030, Ser.
2018-M12, Class A2
b
1,810,053
GS Mortgage Securities Trust
1,200,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,260,270
UBS Commercial Mortgage Trust
950,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 969,366
Total 6,202,359
Communications Services (1.1%)
AMC Networks, Inc.
280,000 5.000%,  4/1/2024 271,460
American Tower Corporation
275,000 2.900%,  1/15/2030 287,848
AT&T, Inc.
725,000 4.350%,  3/1/2029 814,521
235,000 4.300%,  2/15/2030 264,813
315,000 5.250%,  3/1/2037 373,276
300,000 4.900%,  8/15/2037 346,597

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Communications Services (1.1%) - continued
$ 228,000 6.350%,  3/15/2040 $ 297,313
285,000 5.550%,  8/15/2041 346,713
540,000 5.450%,  3/1/2047 682,623
British Sky Broadcasting Group plc
315,000 3.125%,  11/26/2022
i
331,200
British Telecommunications plc
625,000 4.500%,  12/4/2023 678,211
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
286,030
260,000 5.125%,  5/1/2027
i
269,971
650,000 4.750%,  3/1/2030
i
663,000
CCOH Safari, LLC
200,000 5.750%,  2/15/2026
i
208,520
Charter Communications Operating,
LLC
129,000 6.834%,  10/23/2055 172,504
300,000 4.500%,  2/1/2024 324,690
430,000 4.200%,  3/15/2028 477,589
1,075,000 6.484%,  10/23/2045 1,400,849
Clear Channel Worldwide Holdings,
Inc.
350,000 5.125%,  8/15/2027
i
328,860
Comcast Corporation
575,000 4.950%,  10/15/2058 805,418
370,000 4.049%,  11/1/2052 450,360
250,000 2.750%,  3/1/2023 262,628
355,000 3.950%,  10/15/2025 400,113
575,000 4.250%,  10/15/2030 691,835
130,000 4.400%,  8/15/2035 161,102
410,000 4.750%,  3/1/2044 531,522
250,000 4.600%,  8/15/2045 318,754
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
i
446,434
156,000 4.600%,  8/15/2047
i
178,462
Crown Castle International
Corporation
234,000 5.250%,  1/15/2023 255,927
312,000 3.200%,  9/1/2024 331,014
CSC Holdings, LLC
310,000 5.500%,  5/15/2026
i
320,850
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 427,599
Embarq Corporation
270,000 7.995%,  6/1/2036 278,100
Fox Corporation
420,000 3.500%,  4/8/2030 450,901
Front Range BidCo, Inc.
400,000 4.000%,  3/1/2027
i
387,932
Gray Television, Inc.
295,000 5.875%,  7/15/2026
i
283,200
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
i
337,350
Lamar Media Corporation
200,000 3.750%,  2/15/2028
g,i
184,125
Level 3 Financing, Inc.
690,000 4.625%,  9/15/2027
i
683,652
Neptune Finco Corporation
499,000 10.875%,  10/15/2025
i
539,394
Netflix, Inc.
590,000 4.875%,  4/15/2028 627,424
Nexstar Escrow Corporation
201,000 5.625%,  8/1/2024
i
195,473
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Communications Services (1.1%) - continued
$ 340,000 5.625%,  7/15/2027
i
$ 324,700
Nielsen Finance, LLC
310,000 5.000%,  4/15/2022
i
305,384
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 166,248
210,000 4.200%,  6/1/2030 223,952
SFR Group SA
440,000 7.375%,  5/1/2026
i
459,800
Sirius XM Radio, Inc.
540,000 5.000%,  8/1/2027
i
552,285
Sprint Corporation
590,000 7.250%,  9/15/2021 618,763
595,000 7.625%,  2/15/2025 687,285
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 513,950
Telesat Canada / Telesat, LLC
480,000 4.875%,  6/1/2027
i
468,000
Time Warner Entertainment
Company, LP
379,000 8.375%,  3/15/2023 438,547
T-Mobile USA, Inc.
820,000 4.500%,  2/1/2026 844,846
725,000 3.750%,  4/15/2027
i
777,222
600,000 4.375%,  4/15/2040
i
677,736
VeriSign, Inc.
350,000 4.750%,  7/15/2027 372,824
Verizon Communications, Inc.
298,000 3.376%,  2/15/2025 326,621
170,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
169,030
1,192,000 4.272%,  1/15/2036 1,421,450
Viacom, Inc.
160,000 4.250%,  9/1/2023 168,753
228,000 5.850%,  9/1/2043 258,035
Virgin Media Secured Finance plc
410,000 5.500%,  8/15/2026
i
423,182
Vodafone Group plc
400,000 4.875%,  6/19/2049 476,721
Windstream Services, LLC
310,000 8.625%,  10/31/2025
f,i
186,000
Ziggo BV
575,000 5.500%,  1/15/2027
i
584,890
Total 29,822,381
Consumer Cyclical (0.9%)
1011778 B.C., ULC
550,000 4.375%,  1/15/2028
i
531,823
Allison Transmission, Inc.
410,000 5.000%,  10/1/2024
i
393,600
Amazon.com, Inc.
390,000 3.875%,  8/22/2037 473,802
234,000 4.050%,  8/22/2047 304,371
American Honda Finance
Corporation
400,000 2.150%,  9/10/2024 399,349
Brookfield Property REIT, Inc.
210,000 5.750%,  5/15/2026
i
168,000
Brookfield Residential Properties,
Inc.
560,000 6.250%,  9/15/2027
i
512,400

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Consumer Cyclical (0.9%) - continued
Cedar Fair, LP
$ 230,000 5.250%,  7/15/2029
i
$ 197,800
Costco Wholesale Corporation
700,000 1.375%,  6/20/2027 702,855
D.R. Horton, Inc.
365,000 2.550%,  12/1/2020 363,823
Daimler Finance North America, LLC
175,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
170,308
Ford Motor Company
120,000 9.000%,  4/22/2025 116,700
70,000 9.625%,  4/22/2030 68,775
Ford Motor Credit Company, LLC
114,000 3.200%,  1/15/2021 110,010
115,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
101,631
670,000 4.063%,  11/1/2024 587,925
660,000 4.134%,  8/4/2025 560,294
General Motors Company
560,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
534,404
General Motors Financial Company,
Inc.
152,000 4.200%,  3/1/2021 150,961
210,000
2.170%,  (LIBOR 3M + 0.850%),
4/9/2021
b
201,756
400,000 3.150%,  6/30/2022 381,124
152,000 3.950%,  4/13/2024 144,326
360,000 4.300%,  7/13/2025 337,783
Hanesbrands, Inc.
400,000 4.875%,  5/15/2026
i
402,560
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
i
149,984
Hilton Domestic Operating Company,
Inc.
530,000 4.875%,  1/15/2030 507,475
Home Depot, Inc.
375,000 5.400%,  9/15/2040 516,039
228,000 4.250%,  4/1/2046 285,912
965,000 3.900%,  6/15/2047 1,135,182
Hyundai Capital America
550,000 3.000%,  6/20/2022
i
542,242
L Brands, Inc.
150,000 6.694%,  1/15/2027 105,750
Landry's, Inc.
220,000 6.750%,  10/15/2024
i
171,600
Lennar Corporation
350,000 4.125%,  1/15/2022 351,386
620,000 4.875%,  12/15/2023 635,500
200,000 4.500%,  4/30/2024 204,000
Mastercard, Inc.
560,000 3.300%,  3/26/2027 623,838
275,000 3.950%,  2/26/2048 344,880
Mattamy Group Corporation
460,000 5.250%,  12/15/2027
i
431,250
McDonald's Corporation
125,000 2.750%,  12/9/2020 126,264
700,000 2.125%,  3/1/2030
g
696,976
470,000 4.450%,  3/1/2047 574,727
MGM Resorts International
540,000 6.000%,  3/15/2023 525,150
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Consumer Cyclical (0.9%) - continued
Prime Security Services Borrower,
LLC
$ 550,000 5.750%,  4/15/2026
i
$ 541,915
Ryman Hospitality Properties, Inc.
70,000 4.750%,  10/15/2027
i
61,075
Scientific Games International, Inc.
270,000 5.000%,  10/15/2025
i
235,791
90,000 7.000%,  5/15/2028
i
64,800
ServiceMaster Company, LLC
550,000 5.125%,  11/15/2024
i
561,110
Six Flags Entertainment Corporation
150,000 5.500%,  4/15/2027
g,i
129,855
Six Flags Theme Parks, Inc.
130,000 7.000%,  7/1/2025
i
134,524
Staples, Inc.
290,000 7.500%,  4/15/2026
i
229,100
Target Corporation
650,000 2.250%,  4/15/2025 683,961
TJX Companies, Inc.
700,000 3.750%,  4/15/2027 763,741
430,000 3.875%,  4/15/2030 479,820
Visa, Inc.
425,000 1.900%,  4/15/2027 439,478
700,000 2.700%,  4/15/2040 731,280
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
i
759,384
Walmart, Inc.
425,000 3.250%,  7/8/2029
g
484,383
Yum! Brands, Inc.
430,000 4.750%,  1/15/2030
i
438,600
Total 22,583,352
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 153,613
643,000 4.750%,  11/30/2036 838,734
AbbVie, Inc.
390,000 3.600%,  5/14/2025 423,341
325,000 2.950%,  11/21/2026
i
343,985
175,000 4.700%,  5/14/2045 207,537
750,000 4.875%,  11/14/2048 944,368
Albertson's Companies, Inc.
560,000 7.500%,  3/15/2026
i
611,800
Allergan, Inc.
400,000 2.800%,  3/15/2023 407,888
Altria Group, Inc.
400,000 4.400%,  2/14/2026 443,536
600,000 5.800%,  2/14/2039 714,731
Amgen, Inc.
700,000 3.375%,  2/21/2050
g
749,235
150,000 3.125%,  5/1/2025 162,855
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 871,852
608,000 4.700%,  2/1/2036 675,840
Anheuser-Busch InBev Worldwide,
Inc.
950,000 4.750%,  4/15/2058 1,063,165
495,000 4.375%,  4/15/2038 533,362
195,000 4.600%,  4/15/2048 214,961

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Consumer Non-Cyclical (1.6%) - continued
Anthem, Inc.
$ 560,000 3.125%,  5/15/2050 $ 558,589
390,000 4.625%,  5/15/2042 473,599
Aramark Services, Inc.
250,000 6.375%,  5/1/2025
i
260,000
Avantor, Inc.
330,000 6.000%,  10/1/2024
i
347,820
B&G Foods, Inc.
320,000 5.250%,  9/15/2027 323,546
BAT Capital Corporation
350,000 5.282%,  4/2/2050 403,850
234,000 3.222%,  8/15/2024 242,750
312,000 4.540%,  8/15/2047 324,198
Bausch Health Companies, Inc.
250,000 7.000%,  1/15/2028
i
259,375
70,000 5.000%,  1/30/2028
i
67,011
70,000 5.250%,  1/30/2030
i
69,300
Baxalta, Inc.
201,000 4.000%,  6/23/2025 219,968
Becton, Dickinson and Company
341,000 3.734%,  12/15/2024 368,066
325,000 3.700%,  6/6/2027 352,696
Biogen, Inc.
600,000 5.200%,  9/15/2045 781,158
Boston Scientific Corporation
228,000 7.375%,  1/15/2040 356,289
Bristol-Myers Squibb Company
330,000 2.875%,  8/15/2020
i
331,713
Bunge, Ltd. Finance Corporation
114,000 3.500%,  11/24/2020 114,607
Campbell Soup Company
200,000 2.375%,  4/24/2030 201,999
Cargill, Inc.
400,000 3.250%,  5/23/2029
i
420,434
Centene Corporation
550,000 4.750%,  1/15/2025 562,842
90,000 4.250%,  12/15/2027
i
94,162
210,000 4.625%,  12/15/2029
g,i
229,950
Cigna Corporation
90,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
87,220
490,000 4.125%,  11/15/2025 549,444
285,000 3.050%,  10/15/2027 293,107
605,000 4.800%,  8/15/2038 734,534
Clorox Company
505,000 3.100%,  10/1/2027 557,283
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 411,848
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 382,190
275,000 2.875%,  5/1/2030 279,213
CVS Health Corporation
180,000 3.700%,  3/9/2023 190,857
75,000 4.000%,  12/5/2023 80,839
465,000 4.100%,  3/25/2025 513,333
700,000 3.625%,  4/1/2027 761,982
935,000 4.875%,  7/20/2035 1,141,135
Encompass Health Corporation
350,000 4.500%,  2/1/2028 350,665
Energizer Holdings, Inc.
540,000 5.500%,  6/15/2025
g,i
546,264
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Consumer Non-Cyclical (1.6%) - continued
Express Scripts Holding Company
$ 690,000 4.800%,  7/15/2046 $ 767,603
General Mills, Inc.
375,000 2.875%,  4/15/2030 400,567
HCA, Inc.
810,000 5.375%,  2/1/2025 870,863
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
i
400,332
JBS USA, LLC
55,000 5.750%,  6/15/2025
i
55,688
570,000 5.500%,  1/15/2030
i
577,125
Keurig Dr. Pepper, Inc.
600,000 3.200%,  5/1/2030 640,033
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 467,714
390,000 3.900%,  5/4/2047 483,699
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 324,391
Kraft Heinz Foods Company
650,000 3.375%,  6/15/2021
g
659,410
500,000 4.625%,  1/30/2029 526,231
480,000 3.750%,  4/1/2030
i
487,643
Kroger Company
200,000 2.800%,  8/1/2022 207,059
Medtronic, Inc.
848,000 4.375%,  3/15/2035 1,076,173
23,000 4.625%,  3/15/2045 31,011
Merck & Company, Inc.
70,000 3.700%,  2/10/2045 84,173
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 238,222
Mylan, Inc.
65,000 3.125%,  1/15/2023
i
65,675
Nestle Holdings, Inc.
375,000 3.900%,  9/24/2038
i
454,445
Par Pharmaceutical, Inc.
270,000 7.500%,  4/1/2027
i
273,456
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
i
354,183
Post Holdings, Inc.
350,000 5.750%,  3/1/2027
i
358,313
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 562,031
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
i
282,374
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 292,500
Shire Acquisitions Investments
Ireland Designated Activity
Company
462,000 2.400%,  9/23/2021 468,964
Simmons Foods, Inc.
185,000 5.750%,  11/1/2024
i
172,050
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
i
270,604
Spectrum Brands, Inc.
520,000 5.750%,  7/15/2025 518,700
Teleflex, Inc.
570,000 4.625%,  11/15/2027 584,250

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Consumer Non-Cyclical (1.6%) - continued
Tenet Healthcare Corporation
$ 140,000 4.625%,  7/15/2024 $ 138,152
400,000 5.125%,  11/1/2027
i
395,000
Teva Pharmaceutical Finance
Netherlands III BV
300,000 2.800%,  7/21/2023 275,625
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 473,634
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 168,631
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 454,976
1,010,000 4.625%,  7/15/2035 1,271,582
VRX Escrow Corporation
1,085,000 6.125%,  4/15/2025
i
1,096,528
Zoetis, Inc.
509,000 4.700%,  2/1/2043 652,906
Total 41,487,155
Energy (0.9%)
Archrock Partners, LP
290,000 6.250%,  4/1/2028
i
216,050
BP Capital Markets America, Inc.
85,000 3.119%,  5/4/2026 88,657
1,350,000 3.543%,  4/6/2027 1,415,533
BP Capital Markets plc
233,000 3.535%,  11/4/2024
g
246,127
588,000 3.279%,  9/19/2027 608,295
Buckeye Partners, LP
335,000 3.950%,  12/1/2026 303,175
125,000 4.125%,  12/1/2027 111,562
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 217,083
Canadian Oil Sands, Ltd.
210,000 9.400%,  9/1/2021
i
225,330
Cheniere Energy Partners, LP
595,000 5.625%,  10/1/2026 568,582
Chesapeake Energy Corporation
161,000 11.500%,  1/1/2025
i
4,427
ConocoPhillips
390,000 6.500%,  2/1/2039 558,617
Continental Resources, Inc.
165,000 5.000%,  9/15/2022
g
155,100
250,000 4.500%,  4/15/2023 221,094
Diamondback Energy, Inc.
750,000 3.500%,  12/1/2029 647,893
El Paso Pipeline Partners Operating
Company, LLC
230,000 4.300%,  5/1/2024 243,875
Enagas SA
820,000 5.500%,  1/15/2028
i
561,700
Enbridge, Inc.
300,000 2.900%,  7/15/2022 301,669
Endeavor Energy Resources, LP
160,000 5.750%,  1/30/2028
i
139,200
Energy Transfer Operating, LP
125,000 4.200%,  9/15/2023 122,900
570,000 6.000%,  6/15/2048 535,181
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 193,532
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Energy (0.9%) - continued
$ 175,000 5.150%,  2/1/2043 $ 144,510
EnLink Midstream Partners, LP
350,000 4.850%,  7/15/2026 213,500
Enterprise Products Operating, LLC
30,000 5.100%,  2/15/2045 32,693
EOG Resources, Inc.
600,000 4.375%,  4/15/2030 669,244
EQT Corporation
350,000 3.900%,  10/1/2027 294,000
Equinor ASA
840,000 3.000%,  4/6/2027 881,203
Exxon Mobil Corporation
700,000 4.327%,  3/19/2050 854,205
1,100,000 3.452%,  4/15/2051 1,192,682
Kinder Morgan Energy Partners, LP
380,000 6.500%,  9/1/2039 436,937
Kinder Morgan, Inc.
440,000 6.500%,  9/15/2020 445,063
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 232,786
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 471,778
87,000 6.500%,  3/1/2041 91,268
MPLX, LP
700,000 4.875%,  12/1/2024 695,140
468,000 4.875%,  6/1/2025 456,389
Murphy Oil Corporation
300,000 5.875%,  12/1/2027 203,610
Nabors Industries, Inc.
275,000 5.750%,  2/1/2025 63,250
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
i
38,000
Newfield Exploration Company
80,000 5.625%,  7/1/2024 57,221
327,000 5.375%,  1/1/2026 225,529
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 438,392
Occidental Petroleum Corporation
210,000 2.700%,  8/15/2022
g
182,700
400,000 2.900%,  8/15/2024 303,880
140,000 3.400%,  4/15/2026 100,100
ONEOK, Inc.
560,000 2.200%,  9/15/2025 484,206
Parsley Energy, LLC
420,000 5.625%,  10/15/2027
i
359,100
Petrobras Global Finance BV
356,000 5.093%,  1/15/2030
i
324,494
Pioneer Natural Resources Company
150,000 4.450%,  1/15/2026 157,919
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 371,002
575,000 3.550%,  12/15/2029 490,794
Regency Energy Partners, LP
304,000 5.875%,  3/1/2022 309,085
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 237,305
270,000 5.625%,  4/15/2023 280,702
320,000 5.750%,  5/15/2024 335,361
Schlumberger Holdings Corporation
365,000 4.000%,  12/21/2025
i
368,298

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Energy (0.9%) - continued
Southwestern Energy Company
$ 545,000 7.500%,  4/1/2026
g
$ 488,037
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 216,425
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 234,081
Sunoco, LP
200,000 5.875%,  3/15/2028 190,000
Targa Resources Partners, LP
410,000 5.375%,  2/1/2027 348,500
Transocean Guardian, Ltd.
459,250 5.875%,  1/15/2024
i
351,326
Viper Energy Partners, LP
390,000 5.375%,  11/1/2027
i
349,050
W&T Offshore, Inc.
465,000 9.750%,  11/1/2023
i
153,450
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 301,860
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 493,466
Williams Partners, LP
190,000 4.000%,  11/15/2021 192,626
115,000 3.600%,  3/15/2022 116,333
195,000 4.500%,  11/15/2023 202,407
320,000 6.300%,  4/15/2040 368,099
WPX Energy, Inc.
390,000 5.750%,  6/1/2026 353,457
220,000 4.500%,  1/15/2030
g
179,300
Total 24,666,345
Financials (2.6%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
i
320,696
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 293,370
AerCap Ireland Capital, Ltd.
152,000 4.625%,  10/30/2020 150,064
152,000 4.625%,  7/1/2022 143,454
275,000 3.500%,  1/15/2025 237,145
425,000 3.875%,  1/23/2028 357,108
Aircastle, Ltd.
650,000 5.000%,  4/1/2023 614,382
Ally Financial, Inc.
450,000 5.750%,  11/20/2025 461,250
American International Group, Inc.
228,000 4.125%,  2/15/2024 246,634
475,000 3.750%,  7/10/2025 506,795
450,000 3.900%,  4/1/2026 486,808
Australia and New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
b,i
295,846
AvalonBay Communities, Inc.
175,000 3.500%,  11/15/2025 184,405
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
i
433,010
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
i
281,810
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
i
436,156
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Financials (2.6%) - continued
Banco Santander SA
$ 600,000
2.431%,  (LIBOR 3M + 1.120%),
4/12/2023
b
$ 578,489
Bank of America Corporation
300,000 3.499%,  5/17/2022
b
305,662
320,000 2.881%,  4/24/2023
b
326,974
312,000 4.000%,  4/1/2024 338,621
500,000 4.200%,  8/26/2024 540,678
500,000 4.000%,  1/22/2025 539,968
600,000 3.458%,  3/15/2025
b
633,737
420,000 3.093%,  10/1/2025
b
440,843
325,000 3.824%,  1/20/2028
b
355,017
700,000 2.496%,  2/13/2031
b
707,613
400,000 2.592%,  4/29/2031
b
409,465
231,000 5.875%,  2/7/2042 333,380
Bank of Montreal
310,000
1.771%,  (LIBOR 3M + 0.460%),
4/13/2021
b
309,526
Bank of Nova Scotia
615,000
1.575%,  (LIBOR 3M +
0.440%), 4/20/2021
b,g
613,568
225,000 2.700%,  3/7/2022 231,560
Barclays Bank plc
78,000 10.179%,  6/12/2021
i
83,561
Barclays plc
555,000 3.250%,  1/12/2021 558,990
600,000 4.610%,  2/15/2023
b
623,666
315,000 3.650%,  3/16/2025 327,317
Boston Properties, LP
450,000 4.500%,  12/1/2028 509,176
BPCE SA
588,000 3.500%,  10/23/2027
i
616,081
Camden Property Trust
500,000 3.150%,  7/1/2029 527,777
Capital One Financial Corporation
304,000 3.050%,  3/9/2022 308,675
500,000 4.200%,  10/29/2025 513,361
Capital One NA
475,000 2.150%,  9/6/2022 473,366
Cascades USA, Inc.
280,000 5.125%,  1/15/2026
i
280,000
CIT Group, Inc.
430,000 5.000%,  8/15/2022 427,850
100,000 5.250%,  3/7/2025 98,780
Citigroup, Inc.
360,000 2.750%,  4/25/2022 368,602
188,000 4.050%,  7/30/2022 197,302
265,000 3.142%,  1/24/2023
b
271,407
655,000 4.400%,  6/10/2025 710,978
304,000 3.200%,  10/21/2026 320,361
768,000 3.668%,  7/24/2028
b
820,785
228,000 4.125%,  7/25/2028 245,994
425,000 3.520%,  10/27/2028
b
450,917
180,000 3.878%,  1/24/2039
b
193,167
324,000 4.650%,  7/23/2048 396,702
CNA Financial Corporation
225,000 3.900%,  5/1/2029 233,995
Comerica, Inc.
130,000 3.700%,  7/31/2023 136,792
Commerzbank AG
390,000 8.125%,  9/19/2023
i
430,569

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Financials (2.6%) - continued
Compass Bank
$ 425,000 3.500%,  6/11/2021 $ 428,581
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 445,900
686,000 4.625%,  12/1/2023 733,428
Credit Agricole SA
500,000 3.375%,  1/10/2022
i
510,311
525,000 3.250%,  1/14/2030
i
530,673
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,l
349,125
350,000 3.869%,  1/12/2029
b,i
370,406
Credit Suisse Group Funding
(Guernsey), Ltd.
375,000 3.125%,  12/10/2020 377,698
Credit Suisse Group Funding, Ltd.
304,000 3.750%,  3/26/2025 321,969
Danske Bank AS
375,000 3.244%,  12/20/2025
b,i
374,952
Deutsche Bank AG
468,000 3.375%,  5/12/2021 468,379
190,000 4.250%,  10/14/2021 191,242
450,000 3.961%,  11/26/2025
b
439,900
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 99,661
Discover Bank
275,000 2.450%,  9/12/2024 269,003
480,000 4.682%,  8/9/2028
b
486,912
Duke Realty, LP
300,000 2.875%,  11/15/2029 311,211
ERP Operating, LP
75,000 3.375%,  6/1/2025 78,788
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 534,032
Fifth Third Bancorp
260,000 2.600%,  6/15/2022 264,761
Five Corners Funding Trust
865,000 4.419%,  11/15/2023
i
951,810
GE Capital International Funding
Company
735,000 4.418%,  11/15/2035 764,495
Goldman Sachs Group, Inc.
550,000 5.375%,  6/1/2020
b,l
510,813
540,000 2.876%,  10/31/2022
b
548,440
312,000 2.908%,  6/5/2023
b
318,904
250,000 3.625%,  2/20/2024 264,686
395,000 4.750%,  10/21/2045 477,908
HCP, Inc.
140,000 3.400%,  2/1/2025 144,802
HSBC Holdings plc
300,000 6.875%,  6/1/2021
b,l
300,750
250,000 2.650%,  1/5/2022 253,805
725,000 3.803%,  3/11/2025
b
771,497
275,000 3.900%,  5/25/2026 299,187
700,000 4.950%,  3/31/2030 828,716
Icahn Enterprises, LP
205,000 6.750%,  2/1/2024 205,230
325,000 6.375%,  12/15/2025 323,375
ING Groep NV
245,000 3.150%,  3/29/2022 251,209
525,000 4.100%,  10/2/2023 561,680
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Financials (2.6%) - continued
International Lease Finance
Corporation
$ 150,000 5.875%,  8/15/2022 $ 146,646
Iron Mountain, Inc.
310,000 6.000%,  8/15/2023 313,100
J.P. Morgan Chase & Company
310,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
309,931
385,000 2.700%,  5/18/2023
g
398,876
165,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
164,794
280,000 3.625%,  5/13/2024 301,546
500,000 3.875%,  9/10/2024 537,709
550,000 3.125%,  1/23/2025 582,950
800,000 3.900%,  7/15/2025 879,429
250,000 3.300%,  4/1/2026 268,813
575,000 4.203%,  7/23/2029
b
649,662
425,000 2.522%,  4/22/2031
b
433,821
470,000 3.882%,  7/24/2038
b
529,841
KeyCorp
350,000 2.900%,  9/15/2020 352,005
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 624,492
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
i
160,387
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
431,761
1,100,000 3.870%,  7/9/2025
b
1,156,786
MassMutual Global Funding
250,000 2.750%,  6/22/2024
i
261,438
MetLife, Inc.
290,000 4.050%,  3/1/2045 339,738
Mitsubishi UFJ Financial Group, Inc.
825,000 3.455%,  3/2/2023 859,527
390,000 3.287%,  7/25/2027 414,345
Morgan Stanley
152,000 5.550%,  7/15/2020
b,l
139,840
351,000 2.750%,  5/19/2022
g
359,838
180,000 4.875%,  11/1/2022 192,347
355,000 3.125%,  1/23/2023 369,160
275,000 2.188%,  4/28/2026
b
277,993
450,000 4.350%,  9/8/2026 495,572
468,000 3.591%,  7/22/2028
b
506,192
420,000 3.772%,  1/24/2029
b
460,689
840,000 3.622%,  4/1/2031
b,g
923,354
MPT Operating Partnership, LP
260,000 6.375%,  3/1/2024 268,499
290,000 4.625%,  8/1/2029 288,370
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 321,913
180,000 3.850%,  6/30/2026 197,906
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,i
333,274
Outfront Media Cap, LLC
475,000 4.625%,  3/15/2030
i
433,438
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
i
287,431
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 397,853
Quicken Loans, Inc.
575,000 5.750%,  5/1/2025
i
563,500

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Financials (2.6%) - continued
Realty Income Corporation
$ 320,000 4.125%,  10/15/2026 $ 349,946
Regency Centers, LP
550,000 4.125%,  3/15/2028 588,056
Reinsurance Group of America, Inc.
460,000 4.700%,  9/15/2023 484,581
93,000 3.900%,  5/15/2029 97,637
Royal Bank of Scotland Group plc
150,000 6.125%,  12/15/2022 160,733
175,000 6.100%,  6/10/2023 189,471
300,000 3.875%,  9/12/2023 314,078
650,000 4.269%,  3/22/2025
b
692,821
475,000 4.445%,  5/8/2030
b
529,952
Santander UK Group Holdings plc
266,000 2.875%,  10/16/2020 267,534
Simon Property Group, LP
304,000 4.250%,  11/30/2046 299,595
Societe Generale SA
234,000 4.750%,  11/24/2025
i
247,343
Springleaf Finance Corporation
320,000 6.875%,  3/15/2025
g
302,624
270,000 7.125%,  3/15/2026 250,250
Standard Chartered plc
500,000 2.819%,  1/30/2026
b,i
498,991
Sumitomo Mitsui Financial Group,
Inc.
295,000 2.784%,  7/12/2022 301,593
255,000 3.102%,  1/17/2023 264,256
228,000 3.010%,  10/19/2026 240,246
Synchrony Financial
85,000 4.250%,  8/15/2024 83,054
675,000 3.950%,  12/1/2027 621,202
UBS Group Funding Jersey, Ltd.
228,000 4.125%,  9/24/2025
i
250,613
UBS Group Funding Switzerland AG
300,000 3.491%,  5/23/2023
i
308,736
Ventas Realty, LP
340,000 3.100%,  1/15/2023 336,241
VICI Properties, LP / VICI Note
Company, Inc.
100,000 4.250%,  12/1/2026
i
93,459
70,000 3.750%,  2/15/2027
i
65,100
100,000 4.625%,  12/1/2029
i
92,375
70,000 4.125%,  8/15/2030
i
63,700
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 592,014
Wells Fargo & Company
130,000 2.550%,  12/7/2020 131,028
355,000 2.625%,  7/22/2022 363,535
290,000 3.069%,  1/24/2023 296,904
304,000 3.450%,  2/13/2023 316,498
500,000 4.125%,  8/15/2023 532,923
285,000 3.000%,  2/19/2025 299,068
750,000 3.000%,  4/22/2026 785,749
304,000 3.000%,  10/23/2026 317,860
550,000 4.900%,  11/17/2045 662,439
Welltower, Inc.
130,000 3.950%,  9/1/2023 132,736
ZB NA
575,000 3.500%,  8/27/2021 577,570
Total 67,541,721
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Mortgage-Backed Securities (10.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
$ 9,660,924 3.500%,  5/1/2034 $ 10,216,489
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
16,160,808 3.000%,  3/25/2050 17,078,332
8,427,266 3.000%,  4/1/2050 8,905,730
490,454 3.500%,  7/1/2047 521,169
10,211,678 3.000%,  8/1/2047 10,809,139
Federal National Mortgage
Association
949,061 3.230%,  11/1/2020 949,320
3,940,021 4.500%,  5/1/2048 4,258,505
7,869,504 3.500%,  10/1/2048 8,332,398
21,169,839 3.500%,  2/1/2049 22,352,071
346,712 3.500%,  6/1/2049 367,513
8,902,321 3.500%,  8/1/2049 9,449,883
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
39,450,000 2.000%,  6/1/2034
e
40,630,418
17,475,000 2.500%,  6/1/2034
e
18,252,501
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
31,600,000 2.500%,  5/1/2050
e
32,904,734
15,424,726 4.000%,  7/1/2048 16,416,568
13,900,000 3.000%,  5/1/2049
e
14,673,187
18,262,000 3.000%,  6/1/2049
e
19,255,644
25,093,000 2.500%,  7/1/2049
e
26,086,514
Total 261,460,115
Technology (0.9%)
Adobe, Inc.
275,000 2.150%,  2/1/2027 287,831
Apple, Inc.
85,000 3.000%,  2/9/2024 91,247
312,000 3.200%,  5/11/2027 347,389
260,000 3.000%,  6/20/2027 287,322
670,000 3.000%,  11/13/2027 740,866
920,000 3.750%,  9/12/2047 1,108,364
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 176,425
Avnet, Inc.
225,000 3.750%,  12/1/2021 228,118
Baidu, Inc.
560,000 3.425%,  4/7/2030 585,067
Broadcom Corporation
143,000 3.875%,  1/15/2027 148,359
380,000 3.500%,  1/15/2028 384,998
Broadcom, Inc.
625,000 4.750%,  4/15/2029
i
689,462
275,000 5.000%,  4/15/2030
i
307,466
CommScope Technologies Finance,
LLC
500,000 6.000%,  6/15/2025
i
444,950
Diamond 1 Finance Corporation
1,260,000 6.020%,  6/15/2026
i
1,363,269
Diamond Sports Group, LLC
160,000 5.375%,  8/15/2026
i
121,600
310,000 6.625%,  8/15/2027
i
169,725

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Technology (0.9%) - continued
Harland Clarke Holdings Corporation
$ 330,000 8.375%,  8/15/2022
i
$ 236,247
Hewlett Packard Enterprise Company
550,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
540,565
172,000 4.400%,  10/15/2022 180,433
400,000 4.650%,  10/1/2024 425,585
Intel Corporation
1,400,000 3.100%,  2/15/2060 1,528,367
Iron Mountain, Inc.
220,000 4.875%,  9/15/2029
i
210,650
KLA Corporation
840,000 3.300%,  3/1/2050 818,744
Lam Research Corporation
700,000 2.875%,  N/A 698,159
Marvell Technology Group, Ltd.
335,000 4.200%,  6/22/2023 346,631
450,000 4.875%,  6/22/2028 491,939
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 279,884
Microsoft Corporation
475,000 4.750%,  11/3/2055 698,700
475,000 4.200%,  11/3/2035 603,261
1,360,000 3.700%,  8/8/2046 1,663,035
NCR Corporation
530,000 6.125%,  9/1/2029
i
526,025
NVIDIA Corporation
700,000 3.500%,  4/1/2040 784,692
NXP BV/NXP Funding, LLC
575,000 4.875%,  3/1/2024
i
623,980
Open Text Corporation
380,000 4.125%,  2/15/2030
i
369,626
Oracle Corporation
780,000 2.950%,  5/15/2025 836,645
875,000 2.800%,  4/1/2027 937,779
420,000 3.850%,  7/15/2036 483,057
700,000 3.600%,  4/1/2040 787,191
Plantronics, Inc.
330,000 5.500%,  5/31/2023
i
261,459
PTC, Inc.
100,000 3.625%,  2/15/2025
i
98,450
90,000 4.000%,  2/15/2028
i
88,200
SS&C Technologies, Inc.
430,000 5.500%,  9/30/2027
i
440,750
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 687,495
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 82,749
156,000 3.125%,  8/15/2027 162,717
Vmware, Inc.
575,000 4.650%,  5/15/2027 608,935
Total 23,984,408
Transportation (0.2%)
Air Canada Pass Through Trust
53,007 3.875%,  3/15/2023
i
45,070
Air Lease Corporation
130,000 3.500%,  1/15/2022 123,034
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 326,317
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Transportation (0.2%) - continued
$ 590,000 5.050%,  3/1/2041 $ 763,681
260,000 4.450%,  3/15/2043 320,990
CSX Corporation
420,000 3.800%,  4/15/2050 481,312
126,000 3.700%,  11/1/2023 135,108
375,000 3.350%,  9/15/2049 399,297
Delta Air Lines, Inc.
300,000 7.000%,  5/1/2025
i
307,469
Hertz Corporation
290,000 5.500%,  10/15/2024
i
58,000
220,000 6.000%,  1/15/2028
i
39,600
NCL Corporation, Ltd.
440,000 3.625%,  12/15/2024
i
282,700
Penske Truck Leasing Company, LP
500,000 3.375%,  2/1/2022
i
507,790
Southwest Airlines Company
560,000 4.750%,  5/4/2023 556,081
United Continental Holdings, Inc.
160,000 4.875%,  1/15/2025 116,800
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 677,466
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
202,500
334,000 6.750%,  8/15/2024
i
343,886
Total 5,687,101
U.S. Government & Agencies (10.8%)
U.S. Treasury Bonds
2,055,000 2.250%,  11/15/2027 2,312,838
21,400,000 2.875%,  5/15/2028 25,249,492
5,090,000 5.250%,  11/15/2028 7,074,702
10,000,000 1.625%,  8/15/2029 10,904,688
10,000,000 1.500%,  2/15/2030 10,812,500
1,175,000 4.375%,  5/15/2040 1,873,299
560,000 3.000%,  5/15/2042 755,803
15,871,000 2.500%,  5/15/2046 20,145,011
13,950,000 2.875%,  5/15/2049 19,318,570
U.S. Treasury Notes
750,000 1.375%,  8/31/2020
m
753,223
22,000,000 1.375%,  9/30/2020
g
22,115,156
220,000 1.875%,  12/15/2020 222,372
2,750,000 2.500%,  2/28/2021 2,803,281
1,500,000 1.375%,  5/31/2021 1,519,336
4,773,000 1.125%,  8/31/2021 4,832,476
23,940,000 1.500%,  9/30/2021 24,386,070
420,000 1.125%,  2/28/2022 427,088
3,710,000 1.875%,  7/31/2022 3,848,400
19,860,000 2.000%,  11/30/2022 20,759,906
5,270,000 2.500%,  3/31/2023 5,614,197
16,750,000 2.500%,  1/31/2024 18,117,480
6,640,000 2.125%,  7/31/2024 7,139,816
10,000,000 1.250%,  8/31/2024 10,392,578
5,740,000 2.250%,  11/15/2024 6,229,694
6,340,000 2.125%,  11/30/2024 6,851,410
750,000 1.375%,  1/31/2025 785,918
9,100,000 2.625%,  1/31/2026 10,219,371
33,940,000 2.500%,  2/28/2026 37,921,321
Total 283,385,996
Utilities (0.9%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 509,607

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Utilities (0.9%) - continued
American Electric Power Company,
Inc.
$ 479,000 2.950%,  12/15/2022 $ 495,574
American Water Capital Corporation
700,000 2.800%,  5/1/2030 745,843
Appalachian Power Company
155,000 3.300%,  6/1/2027 165,215
Arizona Public Service Company
300,000 3.500%,  12/1/2049 330,458
Berkshire Hathaway Energy Company
265,000 4.500%,  2/1/2045 343,503
Calpine Corporation
310,000 4.500%,  2/15/2028
i
300,576
CenterPoint Energy, Inc.
130,000 3.850%,  2/1/2024 138,757
375,000 2.500%,  9/1/2024 386,434
355,000 4.250%,  11/1/2028 387,379
CMS Energy Corporation
228,000 2.950%,  2/15/2027 235,512
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 338,174
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 999,400
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 141,951
Consumers Energy Company
475,000 4.350%,  4/15/2049 645,779
DTE Electric Company
215,000 3.700%,  3/15/2045 252,904
245,000 3.700%,  6/1/2046 286,499
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 702,571
Duke Energy Corporation
304,000 3.750%,  9/1/2046 344,877
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 230,123
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 364,151
Edison International
150,000 2.950%,  3/15/2023 150,022
875,000 5.750%,  6/15/2027 993,168
Energy Transfer Operating, LP
550,000 5.200%,  2/1/2022 554,480
Exelon Corporation
840,000 4.700%,  4/15/2050 1,076,661
120,000 5.100%,  6/15/2045 154,089
459,000 4.450%,  4/15/2046 546,552
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 102,022
605,000 4.850%,  7/15/2047 778,169
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 89,144
152,000 5.300%,  7/1/2043 183,865
Mississippi Power Company
310,000 3.950%,  3/30/2028 339,494
Monongahela Power Company
210,000 5.400%,  12/15/2043
i
283,507
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 280,777
Principal
Amount Long-Term Fixed Income ( 33 .2% ) Value
Utilities (0.9%) - continued
$ 525,000 3.700%,  3/15/2029 $ 589,972
NextEra Energy Capital Holdings, Inc.
375,000 2.750%,  5/1/2025 399,072
NextEra Energy Operating Partners,
LP
520,000 3.875%,  10/15/2026
i
513,968
NiSource Finance Corporation
156,000 3.490%,  5/15/2027 168,503
435,000 5.650%,  2/1/2045 602,012
NiSource, Inc.
600,000 3.600%,  5/1/2030 667,671
Oncor Electric Delivery Company, LLC
624,000 3.750%,  4/1/2045 756,516
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027
n,o
365,913
365,000 3.950%,  12/1/2047
n,o
356,788
PPL Capital Funding, Inc.
365,000 5.000%,  3/15/2044 432,379
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 288,376
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 421,504
San Diego Gas and Electric Company
540,000 4.150%,  5/15/2048 646,274
South Carolina Electric & Gas
Company
685,000 5.100%,  6/1/2065 975,954
Southern California Edison Company
320,000 4.000%,  4/1/2047 354,207
Southern Company
424,000 3.250%,  7/1/2026 452,672
300,000 4.400%,  7/1/2046 354,054
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 452,752
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 119,027
TerraForm Power Operating, LLC
240,000 5.000%,  1/31/2028
i
251,770
Virginia Electric and Power Company
375,000 4.600%,  12/1/2048 502,871
Vistra Operations Company, LLC
410,000 5.000%,  7/31/2027
i
418,159
Total 23,967,651
Total Long-Term Fixed Income
(cost $832,201,902) 871,521,221
Shares Common Stock ( 17 .7% ) Value
Communications Services (0.7%)
1,880 Activision Blizzard, Inc. 119,812
1,873 Alphabet, Inc., Class A
h
2,522,369
1,559 Alphabet, Inc., Class C
h
2,102,561
44,351 AMC Entertainment Holdings, Inc.
g
218,207
1,888 AMC Networks, Inc.
h
45,029
12,277 AT&T, Inc. 374,080
25,418 Auto Trader Group plc
i
146,318
1,784 Boingo Wireless, Inc.
h
24,869
1,671 Carsales.com, Ltd. 15,286
13,359 CenturyLink, Inc. 141,873

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Shares Common Stock ( 17 .7% ) Value
Communications Services (0.7%) - continued
9,792 Cinemark Holdings, Inc. $ 139,830
38,018 Comcast Corporation 1,430,617
7,002 Consolidated Communications
Holdings, Inc.
h
43,903
2,040 Discovery, Inc., Class A
g,h
45,737
10,201 DISH Network Corporation
h
255,178
6,530 EchoStar Corporation
h
206,021
6,859 Facebook, Inc.
h
1,404,106
81,741 Gannett Company, Inc. 92,367
2,450 Hemisphere Media Group, Inc.
h
22,736
13,000 HKT Trust and HKT, Ltd. 20,978
15,290 Interpublic Group of Companies, Inc. 259,624
457 Ipsos SA 8,800
1,200 KDDI Corporation 34,757
13,115 Lions Gate Entertainment
Corporation, Class A
g,h
93,641
10,937 Lions Gate Entertainment
Corporation, Class B
h
73,059
27,368 Live Nation Entertainment, Inc.
h
1,228,002
806 Madison Square Garden
Entertainment Corporation
h
66,656
12,701 Mediaset Espana Comunicacion SA
h
45,512
17,142 Meredith Corporation
g
254,216
3,406 News Corporation 34,809
100 Nintendo Company, Ltd. 41,292
1,800 NTT DOCOMO, Inc. 53,048
1,528 Orange SA 18,564
40,811 ORBCOMM, Inc.
h
107,741
30,989 QuinStreet, Inc.
h
314,848
1,101 Rightmove plc 6,884
4,986 RingCentral, Inc.
h
1,139,451
472 Roku, Inc.
h
57,221
3,202 Scholastic Corporation 93,082
5,835 Seven West Media, Ltd.
h
321
1,506 Sinclair Broadcast Group, Inc. 26,581
4,400 SoftBank Corporation 59,919
900 SoftBank Group Corporation 38,576
6,235 Take-Two Interactive Software, Inc.
h
754,747
82,644 Telecom Italia SPA
h
32,819
7,935 Telefonica SA 36,283
1,900 Telephone & Data Systems, Inc. 37,278
4,200 TV Asahi Holdings Corporation 62,347
10,163 Twitter, Inc.
h
291,475
3,086 Uber Technologies, Inc.
h
93,413
38,330 Verizon Communications, Inc. 2,202,059
8,077 ViacomCBS, Inc. 139,409
5,626 Vodafone Group plc 7,936
9,412 Walt Disney Company 1,017,908
1,027 Wolters Kluwer NV 75,540
7,744 Zillow Group, Inc.
h
337,174
Total 18,516,869
Consumer Discretionary (1.8%)
7,221 Abercrombie & Fitch Company 76,398
6,033 Adient plc
h
90,374
1,731 Amazon.com, Inc.
h
4,282,494
3,618 American Axle & Manufacturing
Holdings, Inc.
h
15,630
12,374 American Eagle Outfitters, Inc. 98,373
601 American Public Education, Inc.
h
15,488
300 AOKI Holdings, Inc. 1,823
400 Aoyama Trading Company, Ltd. 3,379
12,749 Aptiv plc 886,693
14,071 At Home Group, Inc.
h
33,067
600 Autobacs Seven Company, Ltd. 7,006
366 AutoZone, Inc.
h
373,437
Shares Common Stock ( 17 .7% ) Value
Consumer Discretionary (1.8%) - continued
9,028 Beazer Homes USA, Inc.
h
$ 63,557
31,057 Bed Bath & Beyond, Inc.
g
192,243
912 Berkeley Group Holdings plc 47,873
5,057 Big Lots, Inc. 118,587
2,277 BJ's Restaurants, Inc. 49,775
544 Booking Holdings, Inc.
h
805,430
959 Boyd Gaming Corporation 16,006
400 Bridgestone Corporation 12,451
20,583 Bright Horizons Family Solutions,
Inc.
h
2,396,890
10,839 Burlington Stores, Inc.
h
1,980,177
4,628 Caleres, Inc. 37,533
6,385 Camping World Holdings, Inc. 56,635
768 Capri Holdings, Ltd.
h
11,712
5,158 Carnival Corporation
g
82,012
8,429 Century Casinos, Inc.
h
38,226
3,310 Century Communities, Inc.
h
70,900
60,311 Chico's FAS, Inc. 90,467
1,790 Chipotle Mexican Grill, Inc.
h
1,572,605
700 Chiyoda Company, Ltd. 6,706
985 Churchill Downs, Inc. 98,717
7,700 Citizen Watch Company, Ltd. 27,176
46,169 Cooper-Standard Holdings, Inc.
h
593,272
776 Cracker Barrel Old Country Store, Inc. 75,582
21,097 Crocs, Inc.
h
511,602
9,545 Culp, Inc. 67,865
9,263 D.R. Horton, Inc. 437,399
3,973 Dana, Inc. 45,690
4,122 Dave & Buster's Entertainment, Inc. 60,346
5,000 Denso Corporation 175,759
24,672 Designer Brands, Inc. 156,667
2,236 Dick's Sporting Goods, Inc. 65,716
3,138 Dine Brands Global, Inc. 139,296
3,833 Domino's Pizza, Inc. 1,387,278
23,759 Duluth Holdings, Inc.
g,h
95,274
6,216 Eldorado Resorts, Inc.
g,h
133,271
13,269 Emerald Holding, Inc 30,253
7,028 Ethan Allen Interiors, Inc. 79,487
17,944 Etsy, Inc.
h
1,164,027
100 Exedy Corporation 1,611
12,262 Express, Inc.
h
25,382
3,994 Extended Stay America, Inc. 43,415
24,248 Five Below, Inc.
h
2,186,200
8,818 Foot Locker, Inc. 226,005
22,090 Fossil, Inc.
h
87,476
13,000 Galaxy Entertainment Group, Ltd. 83,610
24,776 GameStop Corporation
g,h
141,966
4,458 Gap, Inc. 36,199
7,345 Garrett Motion, Inc.
h
40,030
9,391 Genuine Parts Company 744,518
8,804 Goodyear Tire & Rubber Company 63,125
1,815 Grand Canyon Education, Inc.
h
156,126
385 Group 1 Automotive, Inc. 21,787
2,180 GrubHub, Inc.
h
104,182
6,321 Hertz Global Holdings, Inc.
h
25,537
9,372 Home Depot, Inc. 2,060,247
1,282 Hooker Furniture Corporation 19,217
2,753 Hovnanian Enterprises, Inc.
h
34,743
922 Industria de Diseno Textil SA 23,615
5,668 KB Home 148,728
12,511 Knoll, Inc. 145,878
935 Kohl's Corporation 17,260
13,979 L Brands, Inc. 166,210
7,849 Lear Corporation 766,455
13,958 Lowe's Companies, Inc. 1,462,101
2,200 Lululemon Athletica, Inc.
h
491,656

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
Shares Common Stock ( 17 .7% ) Value
Consumer Discretionary (1.8%) - continued
1,400 Lumber Liquidators Holdings, Inc.
h
$ 9,870
24,905 Macy's, Inc.
g
145,943
806 Madison Square Garden Sports
Corporation
h
138,084
5,665 Marcus Corporation 82,369
996 Marriott Vacations Worldwide
Corporation 82,668
31,759 Mattel, Inc.
h
276,938
5,100 McDonald's Corporation 956,556
24,865 Michaels Companies, Inc.
h
75,590
4,115 Modine Manufacturing Company
h
19,052
1,954 Mohawk Industries, Inc.
h
171,405
9,437 Moneysupermarket.com Group plc 37,600
17,433 Movado Group, Inc. 179,734
1,320 Netflix, Inc.
h
554,202
1,298 Newell Brands, Inc. 18,016
2,900 NHK Spring Company, Ltd. 19,189
1,802 NIKE, Inc. 157,098
1,500 Nissan Motor Company, Ltd. 5,106
1,204 Norwegian Cruise Line Holdings,
Ltd.
h
19,746
511 NVR, Inc.
h
1,584,100
41,436 Office Depot, Inc. 91,988
19,850 Ollie's Bargain Outlet Holdings, Inc.
g,h
1,348,014
600 Onward Holdings Company, Ltd. 1,877
100 Oriental Land Company, Ltd. 12,645
6,340 Oxford Industries, Inc. 265,773
6,462 Park Hotels & Resorts, Inc. 61,454
23,067 Party City Holdco, Inc.
h
17,496
22,911 Penn National Gaming, Inc.
h
408,274
38,796 Planet Fitness, Inc.
h
2,340,563
87,682 Playa Hotels and Resorts NV
h
216,575
500 PLENUS Company, Ltd. 8,190
474 PVH Corporation 23,335
32,213 Qurate Retail, Inc.
h
259,476
27,491 Red Rock Resorts, Inc. 301,301
5,926 Redrow plc 34,432
4,139 RH
g,h
595,105
800 Rinnai Corporation 60,596
12,496 Ruth's Hospitality Group, Inc. 140,642
4,471 Sally Beauty Holdings, Inc.
h
43,413
1,400 Sangetsu Company, Ltd. 20,836
700 SHIMAMURA Company, Ltd. 44,132
10,642 Signet Jewelers, Ltd. 107,059
8,571 Six Flags Entertainment Corporation 171,506
14,166 Skyline Corporation
h
279,212
600 Sony Corporation 38,612
9,180 Sony Corporation ADR 589,815
11,005 Standard Motor Products, Inc. 447,793
15,300 Sumitomo Electric Industries, Ltd. 157,413
300 Sumitomo Forestry Company, Ltd. 3,706
7,100 Sumitomo Rubber Industries, Ltd. 68,916
635 Super Retail Group, Ltd. 2,591
17,060 Tailored Brands, Inc.
g
28,320
200 Takara Standard Company, Ltd. 2,948
1,023 Tapestry, Inc. 15,222
14,325 Taylor Morrison Home Corporation
h
208,429
22,269 Taylor Wimpey plc 41,127
14,385 Tenneco, Inc.
h
74,658
26,057 Texas Roadhouse, Inc. 1,227,024
2,361 Thor Industries, Inc. 156,298
13,722 TJX Companies, Inc. 673,064
5,112 Toll Brothers, Inc. 122,790
1,100 Toyoda Gosei Company, Ltd. 20,488
5,551 Tri Pointe Homes, Inc.
h
63,725
12,408 Tupperware Brands Corporation 39,954
Shares Common Stock ( 17 .7% ) Value
Consumer Discretionary (1.8%) - continued
6,035 Ulta Beauty, Inc.
h
$ 1,315,147
2,153 Urban Outfitters, Inc.
h
37,333
4,739 Vail Resorts, Inc. 810,369
2,967 Wendy's Company 58,925
348 Williams-Sonoma, Inc. 21,520
7,944 Wingstop, Inc. 931,593
13,007 Workhorse Group, Inc.
h
38,111
2,385 Wynn Resorts, Ltd. 203,989
12,604 Zumiez, Inc.
h
266,449
Total 47,255,392
Consumer Staples (0.6%)
1,085 Andersons, Inc. 18,413
1,303 Anheuser-Busch InBev NV 60,681
800 Arcs Company, Ltd. 15,010
7,038 B&G Foods, Inc. 136,678
337 Beyond Meat, Inc.
h
33,360
6,536 BJ's Wholesale Club Holdings, Inc.
h
171,962
1,035 Carlsberg AS 130,568
10,899 Casey's General Stores, Inc. 1,650,218
1,706 Central Garden & Pet Company
h
56,196
33,439 Coca-Cola Company 1,534,516
15,805 Colgate-Palmolive Company 1,110,617
2,469 Costco Wholesale Corporation 748,107
53,040 Cott Corporation 544,190
2,669 Edgewell Personal Care Company
h
73,691
1,343 Energizer Holdings, Inc. 52,323
1,094 ForFarmers BV 7,289
255 Glanbia plc 2,714
19,010 Hain Celestial Group, Inc.
h
491,218
3,525 John B. Sanfilippo & Son, Inc. 289,508
200 Kao Corporation 15,423
700 Kewpie Corporation 13,901
2,923 Kimberly-Clark Corporation 404,777
4 Lindt & Spruengli AG 31,160
141 L'Oreal SA
h
40,995
300 Ministop Company, Ltd. 4,139
10,398 Monster Beverage Corporation
h
642,700
2,923 Nestle SA 309,575
9,556 PepsiCo, Inc. 1,264,163
3,333 Philip Morris International, Inc. 248,642
13,838 Procter & Gamble Company 1,631,085
272 Reckitt Benckiser Group plc 22,657
2,693 Seneca Foods Corporation
h
96,894
18,207 Simply Good Foods Company
h
343,202
2,155 Sprouts Farmers Markets, Inc.
h
44,781
1,400 Sugi Holdings Company, Ltd. 84,423
3,000 Sundrug Company, Ltd. 102,716
2,467 TreeHouse Foods, Inc.
h
127,618
42,825 Turning Point Brands, Inc. 997,823
1,295 Unilever NV 64,490
11,677 United Natural Foods, Inc.
h
124,243
8,437 Vector Group, Ltd. 90,276
16,998 Wal-Mart Stores, Inc. 2,066,107
Total 15,899,049
Energy (0.5%)
25,132 Abraxas Petroleum Corporation
h
7,909
56,898 Antero Midstream Corporation
g
270,265
1,878 Apache Corporation 24,564
89,441 Archrock, Inc. 430,211
23,126 BP plc ADR 550,399
75,822 Callon Petroleum Company
h
71,250
26,350 Centennial Resource Development,
Inc.
h
31,093

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Shares Common Stock ( 17 .7% ) Value
Energy (0.5%) - continued
9,879 Chevron Corporation $ 908,868
33,677 Cimarex Energy Company 856,069
10,049 CNX Resources Corporation
h
106,519
8,177 Concho Resources, Inc. 463,799
6,270 ConocoPhillips 263,967
21,428 Continental Resources, Inc.
g
351,205
2,986 Contura Energy, Inc.
h
11,407
16,050 Core Laboratories NV 314,741
16,363 Devon Energy Corporation 204,047
7,733 Diamondback Energy, Inc. 336,695
3,463 Eni SPA 32,990
50,793 EnLink Midstream, LLC 112,760
16,133 Enterprise Products Partners, LP 283,295
7,798 EOG Resources, Inc. 370,483
26,944 EQT Corporation 393,113
22,099 Equitrans Midstream Corporation 185,190
17,502 Euronav NV 187,096
2,152 Evolution Petroleum Corporation 6,391
14,703 Exterran Corporation
h
99,980
11,791 Exxon Mobil Corporation 547,928
21,198 Frank's International NV
h
51,511
118 Gaztransport Et Technigaz SA 8,555
17,938 Gran Tierra Energy, Inc.
h
6,088
38,516 Halliburton Company 404,418
15,850 Helmerich & Payne, Inc. 313,355
19,300 JXTG Holdings, Inc. 68,425
13,273 Liberty Oilfield Services, Inc. 62,649
85,018 Marathon Oil Corporation 520,310
13,987 Marathon Petroleum Corporation 448,703
3,063 Nabors Industries, Ltd.
h
45,118
23,206 NexTier Oilfield Solutions, Inc.
h
53,838
48,472 Nine Energy Service, Inc.
h
70,284
16,558 Oceaneering International, Inc.
h
85,108
1,942 Oil States International, Inc.
h
6,680
250 OMV AG 8,163
3,632 ONEOK, Inc. 108,706
13,958 Pacific Drilling SA
g,h
8,944
31,023 Patterson-UTI Energy, Inc. 114,475
4,242 PBF Energy, Inc. 48,359
3,719 PDC Energy, Inc.
h
48,310
12,487 Peabody Energy Corporation 42,331
1,255 Penn Virginia Corporation
h
7,894
6,631 Pioneer Natural Resources Company 592,215
14,247 Plains GP Holdings, LP 130,930
7,169 ProPetro Holding Corporation
h
30,397
190,236 QEP Resources, Inc. 187,573
6,087 Royal Dutch Shell plc, Class A 100,217
9,850 Royal Dutch Shell plc, Class B 157,684
7,942 RPC, Inc. 27,082
8,039 Schlumberger, Ltd. 135,216
14,953 SEACOR Holdings, Inc.
h
422,572
10,059 SM Energy Company 40,739
97,626 Southwestern Energy Company
h
315,332
26,840 Talos Energy, Inc.
h
305,708
9,077 Targa Resources Corporation 117,638
971 TC Energy Corporation 44,687
799 Total SA 28,359
76,977 Transocean, Ltd.
g,h
98,531
70,902 WPX Energy, Inc.
h
434,629
Total 13,123,967
Financials (2.7%)
431 1st Source Corporation 14,969
5,550 AB Industrivarden
h
113,570
12,775 Aflac, Inc. 475,741
15,665 AG Mortgage Investment Trust, Inc. 49,971
Shares Common Stock ( 17 .7% ) Value
Financials (2.7%) - continued
3,800 AIA Group, Ltd. $ 34,876
16,675 Air Lease Corporation 436,051
1,377 Alleghany Corporation 734,919
1,449 Allianz SE 266,663
18,472 Ally Financial, Inc. 302,756
2,726 American Equity Investment Life
Holding Company 57,301
3,398 American Express Company 310,067
35,653 American Financial Group, Inc. 2,361,655
9,540 American International Group, Inc. 242,602
4,043 Ameriprise Financial, Inc. 464,702
13,125 Ameris Bancorp 333,769
2,232 Aon plc 385,399
2,804 Argo Group International Holdings,
Ltd. 99,149
1,209 ARMOUR Residential REIT, Inc. 10,688
7,540 Arthur J. Gallagher & Company 591,890
4,817 Artisan Partners Asset Management,
Inc. 141,812
17,473 Associated Banc-Corp 247,068
45,210 Assured Guaranty, Ltd. 1,344,093
1,156 Baloise Holding AG 172,958
14,674 Bank Leumi Le-Israel BM 79,065
91,850 Bank of America Corporation 2,208,992
1,625 Bank of Marin Bancorp 53,560
1,938 Bank of Montreal 98,532
12,262 Bank of N.T. Butterfield & Son, Ltd. 269,887
6,631 Bank of New York Mellon Corporation 248,928
3,664 Bank OZK 82,880
9,616 BankFinancial Corporation 79,524
4,401 BankUnited, Inc. 87,184
11,656 Banner Corporation 447,940
7,312 Berkshire Hathaway, Inc.
h
1,369,976
2,356 BlackRock, Inc. 1,182,806
2,481 BOK Financial Corporation 128,491
47,093 Boston Private Financial Holdings,
Inc. 357,907
29,908 Bridgewater Bancshares, Inc.
h
302,968
5,050 Brighthouse Financial, Inc.
h
129,835
61,811 BrightSphere Investment Group 458,020
4,047 Brown & Brown, Inc. 145,328
3,694 Byline Bancorp, Inc. 45,510
2,488 Cadence Bancorporation 16,471
13,400 Capital One Financial Corporation 867,784
8,177 Cboe Global Markets, Inc. 812,630
2,854 Charles Schwab Corporation 107,653
3,816 Chubb, Ltd. 412,166
12,055 CI Financial Corporation 128,089
3,799 Cincinnati Financial Corporation 249,974
10,947 CIT Group, Inc. 207,774
38,597 Citigroup, Inc. 1,874,270
19,775 Citizens Financial Group, Inc. 442,762
1,610 CME Group, Inc. 286,918
605 CNP Assurances
h
6,242
7,154 Cohen & Steers, Inc. 413,072
85,892 Colony Capital, Inc. 198,411
42,839 Comerica, Inc. 1,493,368
2,135 Commonwealth Bank of Australia 86,246
1,049 Community Bank System, Inc. 65,552
13,185 Community Trust Bancorp, Inc. 446,972
19,684 Cullen/Frost Bankers, Inc. 1,414,492
8,700 DBS Group Holdings, Ltd. 122,488
425 Deutsche Boerse AG 65,892
4,236 Deutsche Pfandbriefbank AG
i
31,135
366 Diamond Hill Investment Group, Inc. 40,099
7,024 Discover Financial Services 301,821

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Shares Common Stock ( 17 .7% ) Value
Financials (2.7%) - continued
8,622 DnB ASA $ 104,394
3,386 East West Bancorp, Inc. 118,747
4,700 Ellington Residential Mortgage REIT 41,924
3,387 Encore Capital Group, Inc.
h
87,994
1,336 Enstar Group, Ltd.
h
193,212
4,975 Enterprise Financial Services
Corporation 152,932
10,921 Essent Group, Ltd. 298,362
2,086 Euronext NV
i
175,129
1,298 Evercore, Inc. 66,977
127,045 Everi Holdings, Inc.
h
628,873
3,181 FBL Financial Group, Inc. 124,313
1,292 Federal Agricultural Mortgage
Corporation 86,086
9,721 Fifth Third Bancorp 181,685
9,946 Financial Institutions, Inc. 192,455
7,874 First American Financial Corporation 363,149
669 First Bancshares, Inc. 13,326
20,713 First Busey Corporation 381,533
1,801 First Citizens BancShares, Inc. 687,982
18,351 First Defiance Financial Corporation 318,940
7,836 First Financial Corporation 278,335
29,955 First Interstate BancSystem, Inc. 1,012,479
551 First Mid-Illinois Bancshares, Inc. 14,712
13,647 First Midwest Bancorp, Inc. 201,703
1,531 First of Long Island Corporation 24,174
6,036 First Republic Bank 629,494
22,461 FlexiGroup, Ltd. 13,119
895 Glacier Bancorp, Inc. 34,082
1,802 Goldman Sachs Group, Inc. 330,523
23,182 Granite Point Mortgage Trust, Inc. 115,446
15,484 Great Southern Bancorp, Inc. 659,154
11,837 Great Western Bancorp, Inc. 222,536
13,117 Hamilton Lane, Inc. 850,637
6,110 Hancock Whitney Corporation 127,760
734 Hanmi Financial Corporation 8,859
11,093 Hanover Insurance Group, Inc. 1,113,515
16,779 Hartford Financial Services Group,
Inc. 637,434
14,199 Heartland Financial USA, Inc. 482,340
51,923 Heritage Commerce Corporation 461,076
733 Heritage Financial Corporation 14,697
12,695 Hometrust Bancshares, Inc. 195,122
18,433 Horizon Bancorp, Inc. 209,768
5,191 Houlihan Lokey, Inc. 308,242
6,452 HSBC Holdings plc 33,163
15,833 Independent Bank Corporation 232,587
19,479 Interactive Brokers Group, Inc. 798,639
5,556 International Bancshares
Corporation 161,068
34,336 Israel Discount Bank, Ltd. 111,397
12,208 J.P. Morgan Chase & Company 1,169,038
1,231 Janus Henderson Group plc 22,035
1,400 Japan Exchange Group, Inc. 26,041
2,300 Japan Post Bank Company, Ltd. 21,356
400 Japan Post Holdings Company, Ltd. 3,200
6,998 Kemper Corporation 470,406
52,983 KeyCorp 617,252
279 L E Lundbergforetagen AB
h
11,714
2,866 Ladder Capital Corporation 22,785
6,351 Lakeland Bancorp, Inc. 71,068
2,200 Laurentian Bank of Canada
g
49,138
3,581 Loews Corporation 124,117
6,943 M&T Bank Corporation 778,171
8,776 Manulife Financial Corporation 110,524
500 Markel Corporation
h
432,920
Shares Common Stock ( 17 .7% ) Value
Financials (2.7%) - continued
2,298 Marsh & McLennan Companies, Inc. $ 223,664
2,254 Mercantile Bank Corporation 53,194
19,789 Meridian Bancorp, Inc. 233,114
11,112 MetLife, Inc. 400,921
21,488 MidWestOne Financial Group, Inc. 448,455
4,800 Mitsubishi UFJ Financial Group, Inc. 19,392
749 Mizrahi Tefahot Bank, Ltd. 15,340
16,487 Morgan Stanley 650,082
376 Morningstar, Inc. 58,641
10,999 Mr. Cooper Group, Inc.
h
105,370
300 MS and AD Insurance Group
Holdings, Inc. 8,643
3,719 MSCI, Inc. 1,216,113
723 National Bank of Canada 29,160
223 National Western Life Group, Inc. 42,979
5,297 Natixis 12,505
774 NBT Bancorp, Inc. 25,643
3,772 New York Community Bancorp, Inc. 40,964
1,792 NMI Holdings, Inc.
h
24,228
9,778 Northern Trust Corporation 774,026
3,250 Northwest Bancshares, Inc. 34,483
1,560 OFG Bancorp 19,625
3,288 Old Republic International
Corporation 52,444
8,475 Old Second Bancorp, Inc. 69,749
555 Onex Corporation 25,582
2,764 PacWest Bancorp 55,943
671 Paragon Banking Group plc 2,809
576 Pargesa Holding SA 40,975
221 Park National Corporation 17,676
246 PCSB Financial Corporation 3,358
616 Peapack-Gladstone Financial
Corporation 11,624
2,770 Peoples Bancorp, Inc. 67,339
4,680 PNC Financial Services Group, Inc. 499,216
45,454 Popular, Inc. 1,754,070
2,294 Power Corporation of Canada 36,686
5,310 Primerica, Inc. 551,762
29,441 Prosight Global, Inc.
h
246,127
1,136 Provident Financial Services, Inc. 16,302
10,777 QCR Holdings, Inc. 331,716
30,216 Radian Group, Inc. 452,636
29,429 Raymond James Financial, Inc. 1,939,960
1,636 Ready Capital Corporation 10,912
25,627 Redwood Trust, Inc. 105,071
10,713 Reinsurance Group of America, Inc. 1,121,437
5,962 Renasant Corporation 156,383
1,240 Royal Bank of Canada 76,282
460 S&P Global, Inc. 134,725
1,316 Safety Insurance Group, Inc. 110,702
5,361 Sandy Spring Bancorp, Inc. 136,706
25,576 Santander Consumer USA Holdings,
Inc.
g
398,730
33,641 Seacoast Banking Corporation of
Florida
h
755,913
22,070 SEI Investments Company 1,124,687
4,024 Selective Insurance Group, Inc. 201,723
800 Senshu Ikeda Holdings, Inc. 1,249
1,700 Singapore Exchange, Ltd. 11,592
8,804 SLM Corporation 73,425
13,183 Spirit of Texas Bancshares, Inc.
h
151,473
895 Starwood Property Trust, Inc. 11,581
9,733 State Auto Financial Corporation 244,201
4,437 Sun Life Financial, Inc. 152,081
8,813 SVB Financial Group
h
1,702,407
473 Swiss Life Holding AG 167,737

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Shares Common Stock ( 17 .7% ) Value
Financials (2.7%) - continued
62,134 Synovus Financial Corporation $ 1,305,435
9,179 T. Rowe Price Group, Inc. 1,061,368
667 TCF Financial Corporation 19,803
3,672 Territorial Bancorp, Inc. 92,277
6,848 TMX Group, Ltd. 593,269
800 Tokio Marine Holdings, Inc. 37,533
277 Topdanmark AS 11,182
7,692 Toronto-Dominion Bank 321,396
8,383 TPG RE Finance Trust, Inc. 64,465
8,233 TriCo Bancshares 247,978
11,437 Triumph Bancorp, Inc.
h
316,919
31,028 TrustCo Bank Corporation 195,476
16,228 U.S. Bancorp 592,322
645 UMB Financial Corporation 32,792
5,686 Umpqua Holdings Corporation 71,217
1,135 Univest Financial Corporation 20,090
95 Virtus Investment Partners, Inc. 7,721
1,438 Walker & Dunlop, Inc. 55,262
6,023 Washington Trust Bancorp, Inc. 210,865
26,395 Webster Financial Corporation 745,659
6,580 Wells Fargo & Company 191,149
4,236 WesBanco, Inc. 104,544
564 Westamerica Bancorporation 35,532
21,729 Western Alliance Bancorp 779,637
28,587 Western Asset Mortgage Capital
Corporation 87,190
536 Westwood Holdings Group, Inc. 12,344
27,323 Wintrust Financial Corporation 1,144,834
48,143 Zions Bancorporations NA 1,521,800
Total 71,833,714
Health Care (2.9%)
12,972 Abbott Laboratories 1,194,591
2,594 AbbVie, Inc. 213,227
1,729 Acadia Healthcare Company, Inc.
h
41,513
1,048 Acceleron Pharma, Inc.
h
94,875
16,241 ADMA Biologics, Inc.
h
47,911
7,769 Aduro Biotech, Inc.
h
21,481
10,379 Aerie Pharmaceuticals, Inc.
g,h
158,176
6,953 Agenus, Inc.
h
18,530
9,094 Agile Therapeutics, Inc.
h
22,053
8,560 Agilent Technologies, Inc. 656,210
16,481 Agios Pharmaceuticals, Inc.
h
678,028
4,693 Akebia Therapeutics, Inc.
h
38,013
3,111 Alexion Pharmaceuticals, Inc.
h
334,339
2,015 Align Technology, Inc.
h
432,923
8,030 Alkermes plc
h
110,091
2,988 AmerisourceBergen Corporation 267,904
6,416 Amgen, Inc. 1,534,836
8,419 AnaptysBio, Inc.
h
131,505
6,446 Anavex Life Sciences Corporation
h
22,303
3,740 Arena Pharmaceuticals, Inc.
h
183,148
1,306 Argenx SE ADR
h
191,316
2,079 Assembly Biosciences, Inc.
h
36,403
4,444 Atara Biotherapeutics, Inc.
h
36,841
1,849 Athenex, Inc.
h
16,530
203 Atrion Corporation 128,261
1,196 AVROBIO, Inc.
h
15,393
27,497 Axonics Modulation Technologies,
Inc.
g,h
885,678
1,004 Axsome Therapeutics, Inc.
h
95,410
11,711 Bausch Health Companies, Inc.
h
212,203
1,628 Becton, Dickinson and Company 411,119
2,290 Biogen, Inc.
h
679,741
10,388 Biohaven Pharmaceutical Holding
Company, Ltd.
g,h
489,275
Shares Common Stock ( 17 .7% ) Value
Health Care (2.9%) - continued
1,835 Bio-Rad Laboratories, Inc.
h
$ 807,584
10,952 Bio-Techne Corporation 2,464,200
3,497 Bluebird Bio, Inc.
h
188,418
684 Blueprint Medicines Corporation
h
40,240
1,659 Bruker Corporation 65,232
44,714 Catalent, Inc.
h
3,091,973
2,584 CEL-SCI Corporation
h
45,478
12,370 Centene Corporation
h
823,595
5,379 Charles River Laboratories
International, Inc.
h
778,180
1,463 Chemed Corporation 609,442
400 Chugai Pharmaceutical Company,
Ltd. 47,681
4,217 Cigna Holding Company 825,604
5,213 Clovis Oncology, Inc.
h
39,671
8,480 Community Health Systems, Inc.
h
25,694
14,977 CryoLife, Inc.
h
334,436
1,518 CSL, Ltd. 302,578
17,318 CVS Health Corporation 1,065,923
4,117 CytomX Therapeutics, Inc.
h
42,487
300 Daiichi Sankyo Company, Ltd. 20,622
2,817 Danaher Corporation 460,467
1,113 Deciphera Pharmaceuticals, Inc.
h
64,532
5,815 Dexcom, Inc.
h
1,949,188
11,873 Dynavax Technologies Corporation
h
50,460
2,177 Edwards Lifesciences Corporation
h
473,498
2,478 Encompass Health Corporation 164,168
13,785 Endo International plc
h
63,411
6,478 Gilead Sciences, Inc. 544,152
16,053 GlaxoSmithKline plc 334,906
1,173 Global Blood Therapeutics, Inc.
h
89,758
1,844 Grifols SA 62,930
28,577 Guardant Health, Inc.
g,h
2,199,286
32,285 Halozyme Therapeutics, Inc.
h
731,417
5,203 HCA Healthcare, Inc. 571,706
1,963 HealthStream, Inc.
h
44,805
9,111 Hill-Rom Holdings, Inc. 1,024,896
281 Humana, Inc. 107,291
20,719 iBio, Inc.
h
23,205
20,717 ImmunoGen, Inc.
h
84,525
3,015 Insmed, Inc.
h
69,345
12,162 Inspire Medical Systems, Inc.
h
871,529
3,834 Insulet Corporation
h
765,726
1,210 Intra-Cellular Therapies, Inc.
h
21,381
1,492 Intuitive Surgical, Inc.
h
762,233
2,736 Invitae Corporation
h
45,281
4,148 Iovance Biotherapeutics, Inc.
h
133,358
5,693 IQVIA Holding, Inc.
h
811,765
2,417 Jazz Pharmaceuticals, Inc.
h
266,474
26,610 Johnson & Johnson 3,992,564
9,389 Kadmon Holdings, Inc.
h
40,373
300 KYORIN Holdings, Inc. 6,234
1,982 Laboratory Corporation of America
Holdings
h
325,940
23,875 LHC Group, Inc.
h
3,103,511
3,124 Ligand Pharmaceuticals, Inc.
h
307,933
117 LNA Sante 5,190
100 M3, Inc. 3,609
4,417 MacroGenics, Inc.
h
31,802
26,078 Medtronic plc 2,545,995
22,913 Merck & Company, Inc. 1,817,917
2,727 Mersana Therapeutics, Inc.
h
24,625
1,555 Mesa Laboratories, Inc.
g
370,090
430 Mirati Therapeutics, Inc.
h
36,567
2,986 Molina Healthcare, Inc.
h
489,614
1,135 Momenta Pharmaceuticals, Inc.
h
35,980

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Shares Common Stock ( 17 .7% ) Value
Health Care (2.9%) - continued
4,796 Myovant Sciences, Ltd.
h
$ 57,456
2,585 Myriad Genetics, Inc.
h
39,964
21,038 Natera, Inc.
h
779,248
8,306 National Healthcare Corporation 567,881
4,920 Nektar Therapeutics
h
94,464
7,347 Neurocrine Biosciences, Inc.
h
721,035
13,492 Nevro Corporation
h
1,587,199
5,647 Novartis AG 481,906
5,499 Novo Nordisk AS 350,781
962 Novo Nordisk AS ADR 60,923
400 Olympus Corporation
h
6,347
53,294 Optinose, Inc.
h
215,308
3,246 Orthifix Medical, Inc.
h
115,071
2,416 PerkinElmer, Inc. 218,720
30,964 Pfizer, Inc. 1,187,779
3,401 Portola Pharmaceuticals, Inc.
h
24,079
14,495 PRA Health Sciences, Inc.
h
1,398,768
3,908 Precision BioSciences, Inc.
h
26,887
1,140 Prothena Corporation plc
h
12,791
3,415 Puma Biotechnology, Inc.
h
34,321
1,292 Quest Diagnostics, Inc. 142,262
1,205 Reata Pharmaceuticals, Inc.
h
190,583
2,122 Recordati SPA 92,409
5,797 Repligen Corporation
h
673,322
3,288 ResMed, Inc. 510,692
8,326 Rite Aid Corporation
h
119,312
1,493 Roche Holding AG 517,022
3,244 Sage Therapeutics, Inc.
h
126,451
3,046 Sarepta Therapeutics, Inc.
h
359,062
18 Siegfried Holding AG
h
8,205
14,810 Silk Road Medical, Inc.
h
620,243
439 Sonova Holding AG 79,289
16,012 Spectrum Pharmaceuticals, Inc.
h
46,435
5,938 Stryker Corporation 1,107,021
501 Surmodics, Inc.
h
19,088
13,429 Syneos Health, Inc.
h
749,204
19,102 Tactile Systems Technology, Inc.
g,h
986,045
1,200 Takeda Pharmaceutical Company,
Ltd. 43,274
525 Teladoc Health, Inc.
h
86,410
5,808 Teleflex, Inc. 1,948,003
6,001 Tenet Healthcare Corporation
h
121,100
4,904 Thermo Fisher Scientific, Inc. 1,641,271
4,159 Tilray, Inc.
g,h
33,480
200 Tsumura & Company 5,532
1,544 U.S. Physical Therapy, Inc. 116,572
3,557 United Therapeutics Corporation
h
389,705
7,232 UnitedHealth Group, Inc. 2,115,143
2,750 Universal Health Services, Inc. 290,648
2,154 Varian Medical Systems, Inc.
h
246,375
14,470 Veeva Systems, Inc.
h
2,760,876
3,402 Vertex Pharmaceuticals, Inc.
h
854,582
6,735 Viking Therapeutics, Inc.
g,h
38,794
1,379 Waters Corporation
h
257,873
2,337 West Pharmaceutical Services, Inc. 442,301
24,599 Wright Medical Group NV
h
716,323
2,032 Zimmer Biomet Holdings, Inc. 243,230
14,903 Zoetis, Inc. 1,927,107
Total 75,554,674
Industrials (2.6%)
1,481 3M Company 224,994
12,774 A.O. Smith Corporation 541,362
1,694 Aalberts NV
h
47,703
2,245 AECOM
h
81,404
5,314 Aegion Corporation
h
85,290
Shares Common Stock ( 17 .7% ) Value
Industrials (2.6%) - continued
13,845 Aerojet Rocketdyne Holdings, Inc.
h
$ 569,583
100 Aeroports de Paris SA 9,762
15,208 AGCO Corporation 803,591
55,115 Altra Industrial Motion Corporation 1,538,260
5,425 American Airlines Group, Inc.
g
65,154
21,948 AMETEK, Inc. 1,840,779
14,428 Arcosa, Inc. 537,732
24,182 ASGN, Inc.
h
1,123,254
3,258 Assa Abloy AB 58,325
3,308 Atlas Air Worldwide Holdings, Inc.
h
108,668
4,441 Atlas Copco AB, Class A 153,057
1,749 Atlas Copco AB, Class B 54,100
2,608 Avis Budget Group, Inc.
h
42,980
22,069 AZZ, Inc. 692,746
2,298 Bloom Energy Corporation
h
17,626
2,088 Boeing Company 294,450
15,929 BWX Technologies, Inc. 845,193
1,782 Carlisle Companies, Inc. 215,551
25,376 Carrier Global Corporation
h
449,409
10,024 Casella Waste Systems, Inc.
h
464,913
5,695 Caterpillar, Inc. 662,784
30,777 CBIZ, Inc.
h
730,954
10,383 Chart Industries, Inc.
h
370,881
784 CIA De Distribucion Integral 13,995
201 Columbus McKinnon Corporation 5,443
8,419 Copart, Inc.
h
674,446
5,156 Cornerstone Building Brands, Inc.
h
27,481
3,720 CRA International, Inc. 156,724
20,028 Crane Company 1,090,525
12,622 CSW Industrials, Inc. 836,081
5,373 CSX Corporation 355,854
22,715 Curtiss-Wright Corporation 2,354,410
15,223 Delta Air Lines, Inc. 394,428
3,672 Douglas Dynamics, Inc. 135,717
24,233 EMCOR Group, Inc. 1,539,522
16,902 Emerson Electric Company 963,921
6,767 Encore Wire Corporation 309,793
4,865 Expeditors International of
Washington, Inc. 348,358
15,128 Fluor Corporation 176,998
15,396 Forrester Research, Inc.
h
481,895
12,182 FuelCell Energy, Inc.
h
24,608
121 Geberit AG 54,112
11,814 General Dynamics Corporation 1,543,145
6,120 Gorman-Rupp Company 180,540
700 GS Yuasa Corporation 9,947
10,302 GWA Group, Ltd. 18,492
900 Hanwa Company, Ltd. 14,297
1,728 Heico Corporation 151,373
10,111 Helios Technologies, Inc. 359,648
1,053 Herc Holdings, Inc.
h
29,726
1,000 Hino Motors, Ltd. 5,949
15,558 Honeywell International, Inc. 2,207,680
7,914 Hubbell, Inc. 984,739
2,478 Huntington Ingalls Industries, Inc. 474,314
2,870 ICF International, Inc. 211,060
18,623 IDEX Corporation 2,861,051
2,200 Inaba Denki Sangyo Company, Ltd. 46,543
4,194 Ingersoll - Rand, Inc.
h
121,962
1,442 Interface, Inc. 13,324
6,148 John Bean Technologies Corporation
g
471,798
18,461 Johnson Controls International plc 537,400
2,400 Kansas City Southern 313,320
2,345 KAR Auction Services, Inc. 35,128
2,800 Kinden Corporation 45,055
2,882 Koninklijke Philips NV 125,634

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Shares Common Stock ( 17 .7% ) Value
Industrials (2.6%) - continued
3,155 Legrand SA $ 212,700
28,444 Lincoln Electric Holdings, Inc.
g
2,290,026
1,875 Lockheed Martin Corporation 729,487
3,727 Manpower, Inc. 276,692
11,000 Marubeni Corporation 52,974
2,434 Masonite International Corporation
h
143,801
4,564 Mercury Systems, Inc.
h
406,926
56,124 Meritor, Inc.
h
1,150,542
6,400 Mitsubishi Corporation 135,731
900 Mitsuboshi Belting, Ltd. 12,323
10,500 Mitsui & Company, Ltd. 146,563
4,112 MSC Industrial Direct Company, Inc. 245,240
1,118 NAPCO Security Technologies, Inc.
h
22,405
4,009 National Express Group plc 13,795
3,000 Nitto Kogyo Corporation 50,540
1,629 Nobina AB
i
8,883
5,892 Nordson Corporation 948,082
494 Norfolk Southern Corporation 84,523
496 Northrop Grumman Corporation 164,012
10,480 Old Dominion Freight Line, Inc.
h
1,522,639
6,468 Otis Worldwide Corporation
h
329,286
4,930 PageGroup plc 23,347
8,001 Parker-Hannifin Corporation 1,265,118
36,617 Primoris Services Corporation 571,591
6,665 Quad/Graphics, Inc. 24,794
18,472 Raven Industries, Inc. 411,371
12,936 Raytheon Technologies Corporation 838,382
1,208 Redde Northgate plc 2,725
9,484 Regal-Beloit Corporation 673,459
10,428 RELX plc 235,273
777 Republic Services, Inc. 60,870
5,628 Resideo Technologies, Inc.
h
28,872
38,417 Ritchie Brothers Auctioneers, Inc. 1,655,389
4,465 Rockwell Automation, Inc. 846,028
4,066 Roper Industries, Inc. 1,386,628
5,098 Ryder System, Inc. 180,469
11,154 Saia, Inc.
h
1,031,968
2,333 Sandvik AB
h
35,890
100 Sanwa Holdings Corporation 776
2,174 Schneider Electric SE
h
200,905
3,615 Signify NV
i
73,589
3,914 Simpson Manufacturing Company,
Inc. 282,199
5,946 SiteOne Landscape Supply, Inc.
g,h
526,994
4,453 SKF AB 70,284
53,300 Sojitz Corporation 123,354
42,461 Southwest Airlines Company 1,326,906
1,833 SP Plus Corporation
h
38,658
484 Spirax-Sarco Engineering plc 52,968
2,065 Spirit Airlines, Inc.
h
31,016
1,840 SPX FLOW, Inc.
h
59,929
18,293 Standex International Corporation 911,723
6,100 Sumitomo Corporation 69,004
300 Taikisha, Ltd. 8,737
3,197 Teledyne Technologies, Inc.
h
1,041,167
3,173 Thermon Group Holdings, Inc.
h
48,483
900 Toppan Forms Company, Ltd. 7,907
884 Transcontinental, Inc. 8,008
10,816 Trex Company, Inc.
g,h
1,029,900
27,668 TriMas Corporation
h
659,605
900 Tsubakimoto Chain Company 21,080
2,790 UniFirst Corporation 469,138
1,790 Union Pacific Corporation 286,024
8,480 United Airlines Holdings, Inc.
g,h
250,838
15,735 United Rentals, Inc.
h
2,021,947
12,854 Valmont Industries, Inc. 1,507,003
Shares Common Stock ( 17 .7% ) Value
Industrials (2.6%) - continued
12,048 Verisk Analytics, Inc. $ 1,841,296
713 Vinci SA 58,411
8,746 Waste Connections, Inc. 751,369
3,834 Watsco, Inc. 617,236
27,168 Willdan Group, Inc.
g,h
688,980
4,370 XPO Logistics, Inc.
h
291,654
500 Yuasa Trading Company, Ltd. 13,455
Total 66,946,828
Information Technology (3.8%)
8,002 Accenture plc 1,481,890
2,540 Adobe, Inc.
h
898,246
6,167 ADTRAN, Inc. 63,397
4,409 Advanced Energy Industries, Inc.
h
245,140
22,343 Advanced Micro Devices, Inc.
h
1,170,550
9,780 Agilysys, Inc.
h
191,590
11,923 Akamai Technologies, Inc.
h
1,164,996
5,868 Alliance Data Systems Corporation 293,811
5,957 Alteryx, Inc.
g,h
674,213
3,202 Amadeus IT Holding SA 152,840
2,586 American Software, Inc. 42,617
29,412 Amphenol Corporation 2,595,903
19,847 Anaplan, Inc.
h
810,948
3,769 ANSYS, Inc.
h
986,837
21,444 Apple, Inc. 6,300,247
71 ASM International NV 7,816
653 ASML Holding NV 190,733
5,653 Atlassian Corporation plc
h
878,985
9,733 Automatic Data Processing, Inc. 1,427,734
13,910 Avalara, Inc.
h
1,243,137
5,027 Avnet, Inc. 150,911
16,947 Bandwidth, Inc.
g,h
1,382,197
2,134 BE Semiconductor Industries NV
h
88,318
16,695 Benchmark Electronics, Inc. 344,919
17,123 Blackline, Inc.
h
1,040,051
1,138 Broadcom, Ltd. 309,104
4,688 Broadridge Financial Solutions, Inc. 543,808
1,230 CACI International, Inc.
h
307,672
1,300 Canon, Inc. 27,346
24,186 CDK Global, Inc. 950,026
2,645 CDW Corporation 293,066
565 CEVA, Inc.
h
17,713
4,232 CGI, Inc.
h
269,891
32,752 Change Healthcare, Inc.
h
381,233
21,217 Ciena Corporation
h
981,286
81,787 Cisco Systems, Inc. 3,466,133
11,619 Cognex Corporation 641,834
8,637 CommScope Holding Company, Inc.
h
95,093
9,386 Computer Services, Inc. 401,251
4,877 Computershare, Ltd. 38,371
16,230 Coupa Software, Inc.
h
2,857,941
1,321 Cree, Inc.
h
56,975
11,086 CTS Corporation 256,752
12,583 Descartes Systems Group, Inc.
g,h
529,493
347 Dialog Semiconductor plc
h
10,898
14,360 DocuSign, Inc.
h
1,504,210
36,580 Dolby Laboratories, Inc. 2,195,897
3,391 DSP Group, Inc.
h
58,495
19,440 Elastic NV
h
1,246,882
647 Endava plc ADR
h
28,319
361 EPAM Systems, Inc.
h
79,741
5,601 ePlus, Inc.
h
396,271
8,409 Euronet Worldwide, Inc.
h
771,610
23,066 Eventbrite, Inc.
h
210,362
8,514 ExlService Holdings, Inc.
h
525,569
2,015 eXp World Holdings, Inc.
h
18,498

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Shares Common Stock ( 17 .7% ) Value
Information Technology (3.8%) - continued
3,373 F5 Networks, Inc.
h
$ 469,724
911 Fair Isaac Corporation
h
321,528
14,023 Five9, Inc.
h
1,299,511
1,103 FLIR Systems, Inc. 47,870
1,100 Fuji Soft, Inc. 38,721
1,802 Gartner, Inc.
h
214,096
11,423 Global Payments, Inc. 1,896,446
14,760 Guidewire Software, Inc.
h
1,340,798
8,552 Halma plc 224,834
10,073 Health Catalyst, Inc.
g,h
268,647
500 Hoya Corporation 45,597
900 II-VI, Inc.
h
30,978
216 Infineon Technologies AG 4,016
4,490 Inphi Corporation
h
433,465
13,430 Intel Corporation 805,531
2,302 InterDigital, Inc. 132,987
2,921 International Business Machines
Corporation 366,761
3,650 Intuit, Inc. 984,806
1,202 Jack Henry & Associates, Inc. 196,587
11,353 Juniper Networks, Inc. 245,225
200 Keyence Corporation 71,402
2,151 KLA-Tencor Corporation 352,958
1,277 Kulicke and Soffa Industries, Inc. 30,610
3,878 Lam Research Corporation 989,976
33,946 Lattice Semiconductor Corporation
h
764,124
3,180 Littelfuse, Inc. 461,863
4,219 ManTech International Corporation 314,569
8,053 MasterCard, Inc. 2,214,333
7,312 Maxim Integrated Products, Inc. 402,014
9,059 Medallia, Inc.
h
194,587
8,085 Methode Electronics, Inc. 242,712
43,619 Microsoft Corporation 7,816,961
6,463 MicroStrategy, Inc.
h
816,471
11,008 MKS Instruments, Inc. 1,103,332
12,676 MoneyGram International, Inc.
h
21,042
20,355 Monolithic Power Systems, Inc. 4,069,168
6,301 MTS Systems Corporation 134,022
20,202 National Instruments Corporation 776,161
1,600 NEC Networks & System Integration
Corporation 68,851
239 NetApp, Inc. 10,461
7,006 Nice, Ltd. ADR
h
1,151,086
11,176 Nova Measuring Instruments, Ltd.
h
428,153
5,781 Novanta, Inc.
h
502,311
38,864 Nuance Communications, Inc.
h
785,053
1,704 NVIDIA Corporation 498,045
7,026 Oracle Corporation 372,167
200 Oracle Corporation Japan 20,590
7,124 Palo Alto Networks, Inc.
h
1,399,937
3,326 Paychex, Inc. 227,897
1,167 PayPal Holdings, Inc.
h
143,541
6,321 Plexus Corporation
h
396,263
3,531 Progress Software Corporation 144,453
5,399 Proofpoint, Inc.
h
657,220
11,435 Q2 Holdings, Inc.
g,h
911,598
5,542 QAD, Inc. 234,537
5,688 QUALCOMM, Inc. 447,475
4,278 Rogers Corporation
h
475,029
2,704 Rubicon Project, Inc.
h
19,388
600 Ryoyo Electro Corporation 13,471
50,995 SailPoint Technologies Holdings, Inc.
h
947,997
840 Salesforce.com, Inc.
h
136,038
606 Samsung Electronics Company, Ltd.
GDR 629,714
115 SAP SE 13,697
Shares Common Stock ( 17 .7% ) Value
Information Technology (3.8%) - continued
8,302 ScanSource, Inc.
h
$ 215,188
7,489 ServiceNow, Inc.
h
2,632,683
4,553 Silicon Laboratories, Inc.
h
442,643
2,016 Square, Inc.
h
131,322
43,630 STMicroelectronics NV ADR
g
1,115,619
1,275 Sykes Enterprises, Inc.
h
36,503
11,529 Synopsys, Inc.
h
1,811,436
15,439 TE Connectivity, Ltd. 1,134,149
7,950 Teradyne, Inc. 497,193
20,594 Texas Instruments, Inc. 2,390,346
200 Tokyo Electron, Ltd. 42,596
3,639 Tyler Technologies, Inc.
h
1,166,991
1,681 Unisys Corporation
h
21,164
4,186 VeriSign, Inc.
h
876,925
13,404 Virtusa Corporation
h
442,332
5,713 Visa, Inc. 1,021,027
2,230 VMware, Inc.
g,h
293,290
4,775 WEX, Inc.
h
631,828
30 Wirecard AG 2,969
13,461 Zscaler, Inc.
g,h
902,964
Total 99,888,339
Materials (0.7%)
4,363 AdvanSix, Inc.
h
53,141
2,700 Air Water, Inc. 36,401
607 Anglo American plc 10,795
7,566 AptarGroup, Inc. 810,167
1,923 Arcelor Mittal 21,005
3,332 Avery Dennison Corporation 367,820
281 Balchem Corporation 25,076
6,281 Ball Corporation 411,971
6,999 Boise Cascade Company 218,859
4,175 Cabot Corporation 141,491
5,586 Celanese Corporation 464,029
13,129 CF Industries Holdings, Inc. 361,048
15,818 Chemours Company
g
185,545
42,421 Coeur Mining, Inc.
h
178,592
886 Domtar Corporation 20,697
25,989 Eastman Chemical Company 1,572,594
5,052 Ecolab, Inc. 977,562
39,909 Element Solutions, Inc.
h
409,067
94 Eramet SA 2,960
1,832 Ferro Corporation
h
18,265
18,780 Ferroglobe Representation &
Warranty Insurance Trust
c,h
2
2,582 First Majestic Silver Corporation
h
20,837
6,333 Gold Road Resources, Ltd.
h
6,467
3,368 Granges AB 24,610
25,870 Hecla Mining Company 68,038
4,786 Hexpol AB
h
34,384
2,009 Hochschild Mining plc 3,505
5,586 IAMGOLD Corporation
h
19,607
4,347 Ingevity Corporation
h
225,696
10,699 Innospec, Inc. 775,892
91,640 Ivanhoe Mines, Ltd.
h
192,240
12,483 Kaiser Aluminum Corporation 901,647
367 Kirkland Lake Gold, Ltd. 15,171
1,728 Koninklijke DSM NV 211,788
4,299 Kraton Performance Polymers, Inc.
h
67,107
2,600 Kyoei Steel, Ltd. 33,039
300 Lintec Corporation 6,438
61,607 Louisiana-Pacific Corporation 1,232,140
327 MAG Silver Corporation
h
3,719
7,375 Martin Marietta Materials, Inc. 1,402,946
9,613 Materion Corporation 497,377
5,958 Minerals Technologies, Inc. 262,390

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Shares Common Stock ( 17 .7% ) Value
Materials (0.7%) - continued
20,651 Myers Industries, Inc. $ 255,246
9,745 Neenah, Inc. 476,141
600 Nippon Light Metal Holdings
Company, Ltd. 945
9,500 Nippon Steel Corporation 79,929
888 Northern Star Resources, Ltd. 7,171
10,704 Nucor Corporation 440,898
6,158 Olin Corporation 82,209
2,335 Olympic Steel, Inc. 22,042
12,415 PPG Industries, Inc. 1,127,654
550 Quaker Chemical Corporation 83,666
4,889 Ramelius Resources, Ltd. 4,154
2,368 Reliance Steel & Aluminum Company 212,125
10,114 Resolute Mining, Ltd.
h
6,026
467 Rio Tinto, Ltd. 26,321
2,249 RPM International, Inc. 149,356
10,729 Ryerson Holding Corporation
h
49,568
7,026 Sandfire Resources, Ltd. 20,391
222 Schnitzer Steel Industries, Inc. 3,454
863 Sensient Technologies Corporation 41,243
1,248 Sherwin-Williams Company 669,390
2,492 St Barbara, Ltd. 4,102
40,917 Steel Dynamics, Inc. 993,056
6,800 Sumitomo Chemical Company, Ltd. 20,857
500 Taiyo Holdings Company, Ltd. 20,446
1,800 Toagosei Company, Ltd. 16,469
17,400 Toray Industries, Inc. 79,774
1,200 Ube Industries, Ltd. 20,123
5,041 UFP Technologies, Inc.
h
216,763
5,254 United States Lime & Minerals, Inc. 420,845
12,969 United States Steel Corporation
g
99,602
3,743 UPM-Kymmene Oyj 102,653
8,771 Verso Corporation
h
121,829
1,603 W. R. Grace & Company 75,710
1,303 Worthington Industries, Inc. 34,451
Total 18,276,734
Real Estate (1.1%)
34,845 Agree Realty Corporation 2,268,758
2,513 Alexandria Real Estate Equities, Inc. 394,767
1,598 Allied Properties REIT 51,156
1,683 Alstria Office REIT AG 25,228
19,266 American Campus Communities, Inc. 679,897
528 American Tower Corporation 125,664
13,957 Apartment Investment &
Management Company 525,760
1,482 Ares Commercial Real Estate
Corporation 11,486
8,945 Armada Hoffler Properties, Inc. 85,961
30,984 Ascendas REIT 64,796
4,000 Ascott Trust 2,516
25,593 Ashford Hospitality Trust, Inc. 21,045
1,482 AvalonBay Communities, Inc. 241,492
1,919 BBX Capital Corporation 4,068
196 Bluerock Residential Growth REIT,
Inc. 1,141
11,692 Camden Property Trust 1,029,714
2,473 Castellum AB 43,376
32,168 CBL & Associates Properties, Inc.
h
9,297
29,320 Cedar Realty Trust, Inc. 30,786
1,203 Choice Properties REIT 10,907
5,403 City Office REIT, Inc. 54,570
58 Cofinimmo SA 8,063
6,533 Colliers International Group, Inc. 359,315
6,063 Colony Credit Real Estate, Inc. 29,163
4,092 Columbia Property Trust, Inc. 58,475
Shares Common Stock ( 17 .7% ) Value
Real Estate (1.1%) - continued
4,549 Corepoint Lodging, Inc. $ 19,788
4,078 CoreSite Realty Corporation 494,213
2,900 CoStar Group, Inc.
h
1,879,954
13,791 Cousins Properties, Inc. 416,074
1,200 Daito Trust Construction Company,
Ltd. 114,103
15,814 DiamondRock Hospitality Company 98,521
2,174 Digital Realty Trust, Inc. 324,991
13,162 Diversified Healthcare Trust 40,934
7,616 Douglas Emmett, Inc. 232,212
11,189 Duke Realty Corporation 388,258
2,857 EastGroup Properties, Inc. 302,842
613 Entra ASA
g,i
7,718
5,357 EPR Properties 157,603
4,229 Equity Lifestyle Properties, Inc. 255,051
24,658 Equity Residential 1,604,249
43,480 Essential Properties Realty Trust, Inc. 638,721
2,508 Essex Property Trust, Inc. 612,203
6,019 Farmland Partners, Inc. 39,485
28,607 First Industrial Realty Trust, Inc. 1,080,486
4,814 FirstService Corporation 416,796
8,800 Four Corners Property Trust, Inc. 197,032
5,049 Franklin Street Properties
Corporation 27,467
9,781 Gaming and Leisure Properties, Inc. 276,215
1,951 Getty Realty Corporation 52,989
2,337 Granite REIT 106,781
6,918 Healthcare Realty Trust, Inc. 203,320
11,997 Healthcare Trust of America, Inc. 295,486
10,739 Hersha Hospitality Trust 56,165
34,584 Host Hotels & Resorts, Inc. 425,729
3,062 Hudson Pacific Properties, Inc. 75,264
5,000 Hysan Development Company, Ltd. 16,681
6,103 Industrial Logistics Properties Trust 114,065
2,708 Innovative Industrial Properties, Inc. 212,470
2,742 Investors Real Estate Trust 171,731
10,062 iSTAR Financial, Inc. 100,821
93 Japan Hotel REIT Investment
Corporation 30,867
2,803 Jones Lang LaSalle, Inc. 295,941
27,989 Kilroy Realty Corporation 1,742,595
10,244 Kite Realty Group Trust 104,796
420 Kungsleden AB 3,199
3,421 Lamar Advertising Company 197,221
8,800 Lexington Realty Trust 91,960
9,539 Macerich Company 71,256
8,000 Mapletree Commercial Trust 11,016
41,829 Medical Properties Trust, Inc. 716,949
1,212 National Health Investors, Inc. 66,733
17,307 National Retail Properties, Inc. 564,900
63,672 National Storage Affiliates Trust 1,813,379
32,001 New Residential Investment
Corporation 194,886
9,436 New Senior Investment Group, Inc. 31,233
1,450 Omega Healthcare Investors, Inc. 42,268
3,952 One Liberty Properties, Inc. 62,125
6,537 Pebblebrook Hotel Trust 77,398
21,265 Pennsylvania REIT 21,478
4,865 Physicians Realty Trust 75,018
1,680 Plymouth Industrial REIT, Inc. 23,537
4,290 PotlatchDeltic Corporation 150,622
10,027 Preferred Apartment Communities,
Inc. 74,300
1,931 PS Business Parks, Inc. 249,273
1,610 PSP Swiss Property AG 187,029
3,308 QTS Realty Trust, Inc. 206,849

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Shares Common Stock ( 17 .7% ) Value
Real Estate (1.1%) - continued
3,192 Quebecor, Inc. $ 69,506
18,306 Retail Properties of America, Inc. 113,497
10,695 Rexford Industrial Realty, Inc. 435,500
879 RioCan REIT 10,041
774 RMR Group, Inc. 22,957
6,000 Road King Infrastructure, Ltd. 9,274
6,901 RPT Realty 47,065
1,801 Ryman Hospitality Properties 63,647
20,697 Sabra Health Care REIT, Inc. 265,336
5,041 SBA Communications Corporation 1,461,487
44,892 Service Properties Trust 311,102
7,202 Spirit Realty Capital, Inc. 221,534
2,574 STAG Industrial, Inc. 67,568
14,207 Store Capital Corporation 285,135
4,233 Summit Hotel Properties, Inc. 25,652
41,484 Sunstone Hotel Investors, Inc. 381,238
630 Swiss Prime Site AG 59,980
5,167 TAG Immobilien AG 113,177
4,693 Taubman Centers, Inc. 202,268
3,851 Terreno Realty Corporation 211,112
14,278 UDR, Inc. 534,997
4,886 UMH Properties, Inc. 63,469
24,985 Uniti Group, Inc. 176,394
228 Universal Health Realty Income Trust 24,387
2,343 Urstadt Biddle Properties, Inc. 34,231
18,888 Washington Prime Group, Inc. 16,240
14,000 Wing Tai Holdings, Ltd. 17,116
Total 29,944,557
Utilities (0.3%)
1,176 AGL Energy, Ltd. 12,907
1,349 ALLETE, Inc. 77,648
7,710 Alliant Energy Corporation 374,320
1,146 American States Water Company 90,958
6,650 Artesian Resources Corporation 229,625
5,050 Avista Corporation 217,352
4,312 Black Hills Corporation 267,085
1,722 California Water Service Group 77,352
1,164 Chesapeake Utilities Corporation 102,292
6,496 CMS Energy Corporation 370,857
5,220 Consolidated Water Company, Ltd. 78,404
2,990 DTE Energy Company 310,183
3,309 Enagas SA 77,238
18,115 Enel SPA 123,734
6,346 Entergy Corporation 606,106
1,217 Essential Utilities, Inc 50,858
27,732 Exelon Corporation 1,028,303
9,776 FirstEnergy Corporation 403,456
3,006 Hawaiian Electric Industries, Inc. 118,647
4,257 IDACORP, Inc. 390,707
1,327 MGE Energy, Inc. 85,804
936 Middlesex Water Company 56,441
1,235 National Fuel Gas Company 50,635
6,453 New Jersey Resources Corporation 217,982
681 NextEra Energy, Inc. 157,393
858 Northland Power, Inc. 18,412
2,907 Northwest Natural Holding Company 189,246
3,857 NorthWestern Corporation 222,510
5,042 OGE Energy Corporation 158,924
2,748 Otter Tail Corporation 121,956
15,018 PNM Resources, Inc. 608,079
5,057 Portland General Electric Company 236,617
4,653 PPL Corporation 118,279
2,694 Public Service Enterprise Group, Inc. 136,613
686 SJW Group 40,838
6,175 South Jersey Industries, Inc. 176,543
Shares Common Stock ( 17 .7% ) Value
Utilities (0.3%) - continued
2,706 Southwest Gas Holdings, Inc. $ 205,115
4,834 Spire, Inc. 352,689
4,396 UGI Corporation 132,671
2,852 Unitil Corporation 143,484
243 Verbund AG 11,003
Total 8,449,266
Total Common Stock
(cost $442,308,970) 465,689,389
Shares
Collateral Held for Securities Loaned
( 1 .8% ) Value
47,365,037 Thrivent Cash Management Trust 47,365,037
Total Collateral Held for Securities
Loaned
(cost $47,365,037) 47,365,037
Shares or
Principal
Amount Short-Term Investments ( 11 .8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.900%, 5/7/2020
p,q
199,997
500,000 0.720%, 5/8/2020
p,q
499,991
10,300,000 1.063%, 5/12/2020
p,q
10,299,717
4,700,000 0.500%, 5/13/2020
p,q
4,699,859
4,800,000 0.415%, 5/19/2020
p,q
4,799,784
3,400,000 0.150%, 5/20/2020
p,q
3,399,838
200,000 0.000%, 5/28/2020 199,987
1,000,000 0.150%, 6/4/2020
p,q
999,906
6,000,000 0.192%, 6/9/2020
p,q
5,999,350
3,300,000 0.530%, 6/12/2020
p,q
3,299,615
400,000 0.170%, 6/16/2020
p,q
399,949
4,800,000 0.150%, 6/23/2020
p,q
4,799,293
800,000 0.006%, 7/7/2020
p
799,821
3,900,000 0.130%, 7/20/2020
p,q
3,898,960
1,200,000 0.180%, 8/4/2020
p,q
1,199,620
Thrivent Core Short-Term Reserve
Fund
26,386,908 1.450% 263,869,079
U.S. Treasury Bills
300,000 0.100%, 6/11/2020
m,p
299,965
100,000 0.105%, 7/16/2020
m,p
99,978
250,000 0.023%, 9/24/2020
m,p
249,871
Total Short-Term Investments (cost
$309,858,260) 310,014,580
Total Investments (cost
$2,612,967,580) 107.5% $ 2,826,932,296
Other Assets and Liabilities, Net
(7.5%) (198,443,732)
Total Net Assets 100.0% $ 2,628,488,564
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $105,343,142 or 4.0% of total net
assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
n Defaulted security.  Interest is not being accrued.
o In bankruptcy.  Interest is not being accrued.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.
The value of all restricted securities held in Moderate Allocation
Fund as of April 30, 2020 was $499,821 or 0.0% of total net
assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April
30, 2020.
Security Acquisition Date Cost
Siemens
Financieringsmaatschappij
NV, 3/16/2047 3/7/2017 $ 384,630
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of
April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 26,464,712
Common Stock 19,238,203
Total lending $45,702,915
Gross amount payable upon return of
collateral for securities loaned $47,365,037
Net amounts due to counterparty $1,662,122
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 249,848
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b,c
$ 208,624
Big River Steel, LLC, Term Loan
219,375
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
189,759
Chemours Company, Term Loan
284,200
2.160%,  (LIBOR 1M +
1.750%), 4/3/2025
b
258,673
Hexion, Inc., Term Loan
150,000
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b,d,e
142,595
Momentive Performance Materials
USA, LLC, Term Loan
148,875
3.660%,  (LIBOR 1M +
3.250%), 5/15/2024
b
132,286
MRC Global (US), Inc., Term Loan
979,931
3.404%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
832,941
Nouryon USA, LLC, Term Loan
249,354
3.864%,  (LIBOR 1M +
3.000%), 10/1/2025
b
225,665
Peabody Energy Corporation, Term
Loan
161,700
3.154%,  (LIBOR 1M +
2.750%), 3/31/2025
b
87,965
Pixelle Specialty Solutions, LLC, Term
Loan
290,554
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
249,295
Total 2,327,803
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
190,697
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
188,101
Flex Acquisition Company, Inc. Term
Loan
315,000
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
293,265
GFL Environmental, Inc., Term Loan
250,019
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
245,269
Mauser Packaging Solutions Holding
Company, Term Loan
223,849
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
191,532
Navistar, Inc., Term Loan
112,412
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
101,242
Reynolds Group Holdings, Inc., Term
Loan
40,150
3.154%,  (LIBOR 1M +
2.750%), 2/5/2023
b
38,201
TransDigm, Inc., Term Loan
518,700
2.654%,  (LIBOR 1M +
2.250%), 12/9/2025
b
452,810
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Capital Goods (0.1%) - continued
Vertiv Group Corporation, Term Loan
$ 495,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
$ 464,062
Total 1,974,482
Communications Services (0.2%)
Altice France SA, Term Loan
169,750
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
154,685
CenturyLink, Inc., Term Loan
753,113
2.654%,  (LIBOR 1M +
2.250%), 3/15/2027
b
710,750
CommScope, Inc., Term Loan
119,400
3.654%,  (LIBOR 1M +
3.250%), 4/4/2026
b
111,981
Coral-US Co-Borrower, LLC, Term
Loan
610,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
564,506
CSC Holdings, LLC, Term Loan
72,750
3.064%,  (LIBOR 1M +
2.250%), 7/17/2025
b
69,101
Diamond Sports Group, LLC, Term
Loan
438,975
3.820%,  (LIBOR 1M +
3.250%), 8/24/2026
b
356,211
Entercom Media Corporation, Term
Loan
191,906
2.904%,  (LIBOR 1M +
2.500%), 11/17/2024
b
168,925
Gray Television, Inc., Term Loan
80,000
0.000%,  (LIBOR 3M +
2.250%), 2/7/2024
b,d,e
75,717
HCP Acquisition, LLC, Term Loan
297,211
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
280,555
iHeartCommunications, Inc., Term
Loan
120,000
3.989%,  (LIBOR 1M +
3.000%), 5/1/2026
b,d,e
107,233
Mediacom Illinois, LLC, Term Loan
79,667
1.900%,  (LIBOR 1W +
1.750%), 2/15/2024
b
76,181
NEP Group, Inc., Term Loan
202,437
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b,c
161,950
30,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b,c
16,950
SBA Senior Finance II, LLC, Term
Loan
223,899
2.160%,  (LIBOR 1M +
1.750%), 4/11/2025
b
215,782
Terrier Media Buyer, Inc., Term Loan
189,525
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b
175,784
T-Mobile USA, Inc., Term Loan
365,000
0.000%,  (LIBOR 1M +
3.000%), 4/1/2027
b,d,e
362,587
TNS, Inc., Term Loan
340,109
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
300,997

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Communications Services (0.2%) - continued
WideOpenWest Finance, LLC, Term
Loan
$ 364,750
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 337,737
Windstream Services, LLC, Term
Loan
60,000
2.910%,  (LIBOR 1M +
2.500%), 2/26/2021
b
58,650
193,515
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
107,401
Ziggo Financing Partnership, Term
Loan
325,000
3.314%,  (LIBOR 1M +
2.500%), 4/30/2028
b
302,656
Total 4,716,339
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term Loan
30,521
2.387%,  (LIBOR 1W +
2.250%), 9/15/2023
b
28,251
Cengage Learning, Inc., Term Loan
292,495
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
222,296
Eldorado Resorts, Inc., Term Loan
16,853
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
15,895
Four Seasons Hotels, Ltd., Term Loan
200,341
2.404%,  (LIBOR 1M +
2.000%), 11/30/2023
b
185,107
Golden Entertainment, Inc., Term
Loan
381,175
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
310,658
Golden Nugget, LLC, Term Loan
493,619
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
393,849
LCPR Loan Financing, LLC, Term
Loan
485,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
474,087
Men's Warehouse, Inc., Term Loan
206,220
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
70,115
Mohegan Gaming and
Entertainment, Term Loan
282,807
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
193,723
Penn National Gaming, Inc., Term
Loan
162,938
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
140,941
Scientific Games International, Inc.,
Term Loan
784,222
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
646,332
Staples, Inc., Term Loan
109,175
5.516%,  (LIBOR 3M +
4.500%), 9/12/2024
b
88,068
352,512
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
279,658
Stars Group Holdings BV, Term Loan
171,531
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,c
170,245
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Consumer Cyclical (0.1%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 137,900
2.154%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 126,110
Total 3,345,335
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc., Term
Loan
944,625
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
912,744
Change Healthcare Holdings, LLC,
Term Loan
180,000
0.000%,  (LIBOR 1M +
2.500%), 3/1/2024
b,d,e
173,025
Chobani, LLC, Term Loan
232,598
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
220,710
Dole Food Company, Inc., Term Loan
180,000
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
172,426
Endo International plc, Term Loan
245,269
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
222,429
Global Medical Response, Inc., Term
Loan
547,400
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
501,385
97,750
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
86,726
IQVIA, Inc., Term Loan
40,000
0.000%,  (LIBOR 1M +
1.750%), 1/1/2025
b,d,e
38,350
JBS USA LUX SA, Term Loan
383,463
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
368,846
Libbey Glass, Inc., Term Loan
106,449
3.864%,  (LIBOR 1M +
3.000%), 4/9/2021
b
49,670
Mallinckrodt International Finance
SA, Term Loan
154,258
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
106,933
McGraw-Hill, LLC, Term Loan
213,548
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
172,083
MPH Acquisition Holdings, LLC, Term
Loan
620,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
569,241
Ortho-Clinical Diagnostics SA, Term
Loan
593,041
4.266%,  (LIBOR 1M +
3.250%), 6/30/2025
b
525,583
R.R. Donnelley & Sons Company,
Term Loan
39,698
5.404%,  (LIBOR 1M +
5.000%), 1/15/2024
b
34,736
Sotera Health Holdings, LLC, Term
Loan
205,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
196,492

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Consumer Non-Cyclical (0.1%) - continued
US Foods, Inc., Term Loan
$ 120,000
2.154%,  (LIBOR 1M +
1.750%), 6/27/2023
b,d,e
$ 110,306
Total 4,461,685
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
193,538
5.154%,  (LIBOR 1M +
4.750%), 11/3/2025
b
90,237
Buckeye Partners, LP, Term Loan
65,000
3.120%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
60,735
Calpine Corporation, Term Loan
219,246
2.660%,  (LIBOR 1M +
2.250%), 1/15/2024
b
211,458
CONSOL Energy, Inc., Term Loan
188,100
4.910%,  (LIBOR 1M +
4.500%), 9/28/2024
b
112,743
Fieldwood Energy, LLC, Term Loan
255,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
53,550
McDermott Technology (Americas),
Inc., Term Loan
338,962
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
112,424
Radiate Holdco, LLC, Term Loan
801,415
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
765,223
Total 1,406,370
Financials (0.1%)
Delos Finance SARL, Term Loan
150,000
2.794%,  (LIBOR 3M +
1.750%), 10/6/2023
b,d,e
141,675
Digicel International Finance, Ltd.,
Term Loan
454,514
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
368,724
GGP Nimbus, LLC, Term Loan
1,068,725
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
788,569
INEOS U.S. Finance, LLC, Term Loan
120,000
0.000%,  (LIBOR 1M +
2.000%), 3/31/2024
b,d,e
113,070
Level 3 Financing, Inc., Term Loan
325,000
2.154%,  (LIBOR 1M +
1.750%), 3/1/2027
b
310,645
MoneyGram International, Inc., Term
Loan
173,101
6.862%,  (LIBOR 2M +
6.000%), 6/30/2023
b
123,604
Northriver Midstream Finance, LP,
Term Loan
263,661
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
211,494
Tronox Finance, LLC, Term Loan
421,608
3.587%,  (LIBOR 3M +
2.750%), 9/22/2024
b
394,469
Principal
Amount Bank Loans ( 0 .8% )
a
Value
Financials (0.1%) - continued
Vericast Corporation, Term Loan
$ 150,402
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
$ 95,254
Total 2,547,504
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
393,775
4.260%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
341,108
Prime Security Services Borrower,
LLC, Term Loan
771,125
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
729,261
Rackspace Hosting, Inc., Term Loan
645,957
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
603,905
SS&C Technologies, Inc., Term Loan
126,025
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
120,998
89,928
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
86,340
Zayo Group Holdings, Inc., Term Loan
470,000
3.404%,  (LIBOR 1M +
3.000%), 3/9/2027
b
440,489
Total 2,322,101
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term Loan
295,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
284,781
United Airlines, Inc., Term Loan
220,000
2.154%,  (LIBOR 3M +
1.750%), 4/1/2024
b,d,e
192,639
Total 477,420
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
75,000
3.250%,  (LIBOR 1M +
2.250%), 9/24/2026
b,d,e
72,656
Core and Main, LP, Term Loan
248,625
3.988%,  (LIBOR 6M +
2.750%), 8/1/2024
b
233,320
Total 305,976
Total Bank Loans
(cost $27,338,495) 23,885,015
Shares
Registered Investment Companies
( 47 .7% ) Value
Unaffiliated  (1.1%)
13,098 Health Care Select Sector SPDR
Fund 1,306,264
130,800 Invesco Senior Loan ETF 2,744,184
13,243 iShares Dow Jones US Home
Construction Index Fund 483,634
1,009 iShares iBoxx $ High Yield Corporate
Bond ETF 81,154
25,695 iShares iBoxx $ Investment Grade
Corporate Bond ETF 3,319,023

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Shares
Registered Investment Companies
( 47 .7% ) Value
Unaffiliated  (1.1%)- continued
8,651 ProShares Ultra S&P 500
g
$ 962,856
13,272 SPDR Bloomberg Barclays High Yield
Bond ETF 1,314,326
47,362 SPDR S&P 500 ETF Trust
g
13,757,714
10,416 SPDR S&P Biotech ETF
g
972,750
25,449 SPDR S&P Regional Banking ETF 970,370
2,348 VanEck Vectors Oil Services ETF
g,h
257,764
60,000 Vanguard Short-Term Corporate
Bond ETF 4,864,800
Total 31,034,839
Affiliated  (46.6%)
4,274,776 Thrivent Core Emerging Markets
Debt Fund 38,515,735
749,711 Thrivent Core Emerging Markets
Equity Fund 6,387,540
9,262,251 Thrivent Core International Equity
Fund 72,893,912
13,326,580 Thrivent Core Low Volatility Equity
Fund 144,460,132
5,806,792 Thrivent Global Stock Fund, Class S 123,278,203
4,898,003 Thrivent High Yield Fund, Class S 20,620,593
7,295,960 Thrivent Income Fund, Class S 69,895,298
24,592,671 Thrivent International Allocation
Fund, Class S 205,102,873
18,377,514 Thrivent Large Cap Growth Fund,
Class S 246,993,793
10,485,572 Thrivent Large Cap Value Fund,
Class S 200,064,715
3,001,219 Thrivent Limited Maturity Bond Fund,
Class S 37,005,031
6,524,255 Thrivent Mid Cap Stock Fund, Class S 148,622,523
1,979,441 Thrivent Small Cap Stock Fund,
Class S 37,668,768
Total 1,351,509,116
Total Registered Investment
Companies (cost $1,250,690,400) 1,382,543,955
Shares Common Stock ( 24 .0% ) Value
Communications Services (0.7%)
3,653 Activision Blizzard, Inc. 232,806
2,399 Alphabet, Inc., Class A
h
3,230,733
1,163 Alphabet, Inc., Class C
h
1,568,492
60,481 AMC Entertainment Holdings, Inc.
g
297,567
3,302 AMC Networks, Inc.
h
78,753
13,487 AT&T, Inc. 410,949
49,481 Auto Trader Group plc
i
284,836
2,085 Boingo Wireless, Inc.
h
29,065
3,256 Carsales.com, Ltd. 29,785
14,676 CenturyLink, Inc. 155,859
16,101 Cinemark Holdings, Inc. 229,922
10,895 Comcast Corporation 409,979
8,183 Consolidated Communications
Holdings, Inc.
h
51,308
450 Discovery, Inc., Class A
h
10,089
26,090 DISH Network Corporation
h
652,641
8,997 EchoStar Corporation
h
283,855
8,482 Facebook, Inc.
h
1,736,350
108,825 Gannett Company, Inc. 122,972
2,640 Hemisphere Media Group, Inc.
h
24,499
25,000 HKT Trust and HKT, Ltd. 40,343
17,828 Interpublic Group of Companies, Inc. 302,720
842 Ipsos SA 16,213
Shares Common Stock ( 24 .0% ) Value
Communications Services (0.7%) - continued
2,400 KDDI Corporation $ 69,514
17,584 Lions Gate Entertainment
Corporation, Class A
g,h
125,550
14,429 Lions Gate Entertainment
Corporation, Class B
h
96,386
41,993 Live Nation Entertainment, Inc.
h
1,884,226
946 Madison Square Garden
Entertainment Corporation
h
78,234
24,828 Mediaset Espana Comunicacion SA
h
88,967
22,383 Meredith Corporation
g
331,940
3,692 News Corporation 37,732
200 Nintendo Company, Ltd. 82,585
3,600 NTT DOCOMO, Inc. 106,097
2,973 Orange SA 36,119
85,463 ORBCOMM, Inc.
h
225,622
88,452 QuinStreet, Inc.
h
898,672
2,140 Rightmove plc 13,380
7,491 RingCentral, Inc.
h
1,711,918
520 Roku, Inc.
h
63,040
3,471 Scholastic Corporation 100,902
11,349 Seven West Media, Ltd.
h
624
2,633 Sinclair Broadcast Group, Inc. 46,473
8,500 SoftBank Corporation 115,753
1,700 SoftBank Group Corporation 72,867
9,367 Take-Two Interactive Software, Inc.
h
1,133,875
160,863 Telecom Italia SPA
h
63,881
15,445 Telefonica SA 70,622
2,220 Telephone & Data Systems, Inc. 43,556
8,300 TV Asahi Holdings Corporation 123,211
25,993 Twitter, Inc.
h
745,479
6,006 Uber Technologies, Inc.
h
181,802
8,523 Verizon Communications, Inc. 489,646
3,408 ViacomCBS, Inc. 58,822
10,951 Vodafone Group plc 15,448
10,369 Walt Disney Company 1,121,407
1,978 Wolters Kluwer NV 145,489
19,806 Zillow Group, Inc.
h
862,353
Total 21,441,928
Consumer Discretionary (2.5%)
8,439 Abercrombie & Fitch Company 89,285
8,418 Adient plc
h
126,102
2,255 Amazon.com, Inc.
h
5,578,870
4,229 American Axle & Manufacturing
Holdings, Inc.
h
18,269
19,293 American Eagle Outfitters, Inc. 153,379
1,051 American Public Education, Inc.
h
27,084
500 AOKI Holdings, Inc. 3,038
800 Aoyama Trading Company, Ltd. 6,758
12,398 Aptiv plc 862,281
18,634 At Home Group, Inc.
h
43,790
1,300 Autobacs Seven Company, Ltd. 15,181
80 AutoZone, Inc.
h
81,626
11,786 Beazer Homes USA, Inc.
h
82,973
44,557 Bed Bath & Beyond, Inc.
g
275,808
1,778 Berkeley Group Holdings plc 93,332
6,458 Big Lots, Inc. 151,440
3,235 BJ's Restaurants, Inc. 70,717
598 Booking Holdings, Inc.
h
885,381
1,120 Boyd Gaming Corporation 18,693
700 Bridgestone Corporation 21,789
31,054 Bright Horizons Family Solutions,
Inc.
h
3,616,238
19,314 Burlington Stores, Inc.
h
3,528,475
5,409 Caleres, Inc. 43,867
7,546 Camping World Holdings, Inc. 66,933

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares Common Stock ( 24 .0% ) Value
Consumer Discretionary (2.5%) - continued
1,342 Capri Holdings, Ltd.
h
$ 20,466
9,018 Carnival Corporation 143,386
9,878 Century Casinos, Inc.
h
44,797
3,912 Century Communities, Inc.
h
83,795
79,154 Chico's FAS, Inc. 118,731
2,738 Chipotle Mexican Grill, Inc.
h
2,405,470
1,300 Chiyoda Company, Ltd. 12,453
1,096 Churchill Downs, Inc. 109,841
15,200 Citizen Watch Company, Ltd. 53,646
101,550 Cooper-Standard Holdings, Inc.
h
1,304,917
1,358 Cracker Barrel Old Country Store, Inc. 132,269
60,245 Crocs, Inc.
h
1,460,941
12,664 Culp, Inc. 90,041
2,052 D.R. Horton, Inc. 96,895
6,944 Dana, Inc. 79,856
5,753 Dave & Buster's Entertainment, Inc. 84,224
9,700 Denso Corporation 340,972
70,084 Designer Brands, Inc. 445,033
3,910 Dick's Sporting Goods, Inc. 114,915
4,105 Dine Brands Global, Inc. 182,221
5,759 Domino's Pizza, Inc. 2,084,355
49,688 Duluth Holdings, Inc.
g,h
199,249
6,829 Eldorado Resorts, Inc.
g,h
146,414
16,010 Emerald Holding, Inc 36,503
8,793 Ethan Allen Interiors, Inc. 99,449
41,297 Etsy, Inc.
h
2,678,936
300 Exedy Corporation 4,834
14,330 Express, Inc.
h
29,663
6,982 Extended Stay America, Inc. 75,894
41,652 Five Below, Inc.
h
3,755,344
13,606 Foot Locker, Inc. 348,722
30,107 Fossil, Inc.
h
119,224
25,000 Galaxy Entertainment Group, Ltd. 160,788
33,526 GameStop Corporation
g,h
192,104
7,794 Gap, Inc. 63,287
12,833 Garrett Motion, Inc.
h
69,940
13,487 Genuine Parts Company 1,069,249
13,444 Goodyear Tire & Rubber Company 96,393
3,174 Grand Canyon Education, Inc.
h
273,027
449 Group 1 Automotive, Inc. 25,409
3,812 GrubHub, Inc.
h
182,175
7,387 Hertz Global Holdings, Inc.
h
29,843
11,146 Home Depot, Inc. 2,450,225
2,244 Hooker Furniture Corporation 33,638
3,254 Hovnanian Enterprises, Inc.
h
41,065
1,797 Industria de Diseno Textil SA 46,026
8,147 KB Home 213,777
19,457 Knoll, Inc. 226,869
1,635 Kohl's Corporation 30,182
16,336 L Brands, Inc. 194,235
11,293 Lear Corporation 1,102,761
3,100 Lowe's Companies, Inc. 324,725
5,589 Lululemon Athletica, Inc.
h
1,249,030
2,448 Lumber Liquidators Holdings, Inc.
h
17,258
31,563 Macy's, Inc. 184,959
946 Madison Square Garden Sports
Corporation
h
162,069
8,322 Marcus Corporation 121,002
1,167 Marriott Vacations Worldwide
Corporation 96,861
49,247 Mattel, Inc.
h
429,434
5,622 McDonald's Corporation 1,054,462
36,373 Michaels Companies, Inc.
h
110,574
6,232 Modine Manufacturing Company
h
28,854
430 Mohawk Industries, Inc.
h
37,720
18,411 Moneysupermarket.com Group plc 73,354
Shares Common Stock ( 24 .0% ) Value
Consumer Discretionary (2.5%) - continued
51,731 Movado Group, Inc. $ 533,347
1,450 Netflix, Inc.
h
608,782
1,517 Newell Brands, Inc. 21,056
5,700 NHK Spring Company, Ltd. 37,716
3,295 NIKE, Inc. 287,258
3,000 Nissan Motor Company, Ltd. 10,211
2,105 Norwegian Cruise Line Holdings,
Ltd.
h
34,522
964 NVR, Inc.
h
2,988,400
48,425 Office Depot, Inc. 107,504
34,427 Ollie's Bargain Outlet Holdings, Inc.
g,h
2,337,938
1,300 Onward Holdings Company, Ltd. 4,067
100 Oriental Land Company, Ltd. 12,645
18,102 Oxford Industries, Inc.
g
758,836
11,299 Park Hotels & Resorts, Inc. 107,453
26,958 Party City Holdco, Inc.
h
20,448
31,673 Penn National Gaming, Inc.
h
564,413
68,088 Planet Fitness, Inc.
h
4,107,749
145,105 Playa Hotels and Resorts NV
h
358,409
900 PLENUS Company, Ltd. 14,741
829 PVH Corporation 40,812
40,067 Qurate Retail, Inc.
h
322,740
57,507 Red Rock Resorts, Inc. 630,277
11,515 Redrow plc 66,905
10,588 RH
g,h
1,522,343
1,600 Rinnai Corporation 121,193
17,551 Ruth's Hospitality Group, Inc. 197,537
7,818 Sally Beauty Holdings, Inc.
h
75,913
2,800 Sangetsu Company, Ltd. 41,673
1,300 SHIMAMURA Company, Ltd. 81,960
13,938 Signet Jewelers, Ltd. 140,216
12,276 Six Flags Entertainment Corporation 245,643
28,792 Skyline Corporation
h
567,490
1,200 Sony Corporation 77,225
2,020 Sony Corporation ADR 129,785
15,847 Standard Motor Products, Inc. 644,814
29,900 Sumitomo Electric Industries, Ltd. 307,625
600 Sumitomo Forestry Company, Ltd. 7,412
13,900 Sumitomo Rubber Industries, Ltd. 134,921
1,236 Super Retail Group, Ltd. 5,043
19,938 Tailored Brands, Inc.
g
33,097
400 Takara Standard Company, Ltd. 5,895
1,196 Tapestry, Inc. 17,796
21,830 Taylor Morrison Home Corporation
h
317,627
43,273 Taylor Wimpey plc 79,918
20,037 Tenneco, Inc.
h
103,992
62,978 Texas Roadhouse, Inc. 2,965,634
3,845 Thor Industries, Inc. 254,539
15,180 TJX Companies, Inc. 744,579
8,138 Toll Brothers, Inc. 195,475
2,200 Toyoda Gosei Company, Ltd. 40,976
9,705 Tri Pointe Homes, Inc.
h
111,413
21,698 Tupperware Brands Corporation 69,868
9,067 Ulta Beauty, Inc.
h
1,975,881
3,764 Urban Outfitters, Inc.
h
65,268
6,562 Vail Resorts, Inc. 1,122,102
5,187 Wendy's Company 103,014
406 Williams-Sonoma, Inc. 25,107
16,618 Wingstop, Inc. 1,948,793
15,201 Workhorse Group, Inc.
h
44,539
2,627 Wynn Resorts, Ltd. 224,687
35,994 Zumiez, Inc.
h
760,913
Total 72,644,195
Consumer Staples (0.8%)
1,268 Andersons, Inc. 21,518

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Shares Common Stock ( 24 .0% ) Value
Consumer Staples (0.8%) - continued
2,535 Anheuser-Busch InBev NV $ 118,056
1,600 Arcs Company, Ltd. 30,021
9,914 B&G Foods, Inc. 192,530
394 Beyond Meat, Inc.
h
39,002
11,430 BJ's Wholesale Club Holdings, Inc.
h
300,723
2,007 Carlsberg AS 253,189
21,271 Casey's General Stores, Inc. 3,220,642
2,985 Central Garden & Pet Company
h
98,326
36,838 Coca-Cola Company 1,690,496
17,362 Colgate-Palmolive Company 1,220,028
2,704 Costco Wholesale Corporation 819,312
150,669 Cott Corporation 1,545,864
4,668 Edgewell Personal Care Company
h
128,883
1,570 Energizer Holdings, Inc. 61,167
2,031 ForFarmers BV 13,532
497 Glanbia plc 5,289
46,953 Hain Celestial Group, Inc.
h
1,213,265
10,065 John B. Sanfilippo & Son, Inc. 826,638
400 Kao Corporation 30,846
1,300 Kewpie Corporation 25,816
650 Kimberly-Clark Corporation 90,012
7 Lindt & Spruengli AG 54,530
273 L'Oreal SA
h
79,373
500 Ministop Company, Ltd. 6,899
15,486 Monster Beverage Corporation
h
957,190
5,711 Nestle SA 604,852
10,527 PepsiCo, Inc. 1,392,617
4,797 Philip Morris International, Inc. 357,856
15,142 Procter & Gamble Company 1,784,788
529 Reckitt Benckiser Group plc 44,065
3,596 Seneca Foods Corporation
h
129,384
38,085 Simply Good Foods Company
h
717,902
3,769 Sprouts Farmers Markets, Inc.
h
78,320
2,800 Sugi Holdings Company, Ltd. 168,846
6,000 Sundrug Company, Ltd. 205,431
4,314 TreeHouse Foods, Inc.
h
223,163
103,957 Turning Point Brands, Inc. 2,422,198
2,520 Unilever NV 125,495
15,349 United Natural Foods, Inc.
h
163,313
9,860 Vector Group, Ltd. 105,502
7,480 Wal-Mart Stores, Inc. 909,194
Total 22,476,073
Energy (0.6%)
27,207 Abraxas Petroleum Corporation
h
8,562
80,855 Antero Midstream Corporation
g
384,061
2,203 Apache Corporation 28,815
119,207 Archrock, Inc. 573,386
5,143 BP plc ADR 122,403
116,106 Callon Petroleum Company
h
109,105
30,755 Centennial Resource Development,
Inc.
h
36,291
4,488 Chevron Corporation 412,896
41,635 Cimarex Energy Company 1,058,362
17,570 CNX Resources Corporation
h
186,242
12,285 Concho Resources, Inc. 696,805
1,390 ConocoPhillips 58,519
30,984 Continental Resources, Inc.
g
507,828
2,170 Contura Energy, Inc.
h
8,289
21,011 Core Laboratories NV 412,026
19,079 Devon Energy Corporation 237,915
12,555 Diamondback Energy, Inc. 546,645
6,740 Eni SPA 64,208
59,360 EnLink Midstream, LLC 131,779
3,575 Enterprise Products Partners, LP 62,777
8,588 EOG Resources, Inc. 408,016
Shares Common Stock ( 24 .0% ) Value
Energy (0.6%) - continued
40,656 EQT Corporation $ 593,171
31,934 Equitrans Midstream Corporation 267,607
49,967 Euronav NV 534,147
2,343 Evolution Petroleum Corporation 6,959
19,214 Exterran Corporation
h
130,655
8,445 Exxon Mobil Corporation 392,439
28,433 Frank's International NV
h
69,092
232 Gaztransport Et Technigaz SA 16,819
31,352 Gran Tierra Energy, Inc.
h
10,641
28,587 Halliburton Company 300,164
19,629 Helmerich & Payne, Inc. 388,065
37,700 JXTG Holdings, Inc. 133,660
17,536 Liberty Oilfield Services, Inc. 82,770
66,206 Marathon Oil Corporation 405,181
3,110 Marathon Petroleum Corporation 99,769
3,621 Nabors Industries, Ltd.
h
53,337
31,319 NexTier Oilfield Solutions, Inc.
h
72,660
118,360 Nine Energy Service, Inc.
h
171,622
21,521 Oceaneering International, Inc.
h
110,618
3,395 Oil States International, Inc.
h
11,679
486 OMV AG 15,869
4,002 ONEOK, Inc. 119,780
9,112 Pacific Drilling SA
g,h
5,839
42,077 Patterson-UTI Energy, Inc. 155,264
7,416 PBF Energy, Inc. 84,542
6,492 PDC Energy, Inc.
h
84,331
14,594 Peabody Energy Corporation 49,474
2,194 Penn Virginia Corporation
h
13,800
2,957 Pioneer Natural Resources Company 264,090
16,650 Plains GP Holdings, LP 153,014
8,426 ProPetro Holding Corporation
h
35,726
269,952 QEP Resources, Inc. 266,173
11,921 Royal Dutch Shell plc, Class A 196,269
19,234 Royal Dutch Shell plc, Class B 307,909
13,883 RPC, Inc.
g
47,341
8,878 Schlumberger, Ltd. 149,328
42,696 SEACOR Holdings, Inc.
h
1,206,589
11,889 SM Energy Company 48,150
114,094 Southwestern Energy Company
h
368,524
64,333 Talos Energy, Inc.
g,h
732,753
10,608 Targa Resources Corporation 137,480
1,897 TC Energy Corporation 87,303
1,556 Total SA 55,226
116,664 Transocean, Ltd.
g,h
149,330
187,531 WPX Energy, Inc.
h
1,149,565
Total 15,789,654
Financials (3.6%)
466 1st Source Corporation 16,184
10,828 AB Industrivarden
h
221,573
2,840 Aflac, Inc. 105,762
20,414 AG Mortgage Investment Trust, Inc. 65,121
7,400 AIA Group, Ltd. 67,915
47,605 Air Lease Corporation 1,244,871
2,077 Alleghany Corporation 1,108,516
2,817 Allianz SE 518,419
47,261 Ally Financial, Inc. 774,608
3,204 American Equity Investment Life
Holding Company 67,348
4,625 American Express Company 422,031
48,722 American Financial Group, Inc. 3,227,345
2,110 American International Group, Inc. 53,657
6,195 Ameriprise Financial, Inc. 712,053
27,459 Ameris Bancorp 698,282
2,459 Aon plc 424,596

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Shares Common Stock ( 24 .0% ) Value
Financials (3.6%) - continued
3,270 Argo Group International Holdings,
Ltd. $ 115,627
1,412 ARMOUR Residential REIT, Inc. 12,482
11,327 Arthur J. Gallagher & Company 889,170
5,662 Artisan Partners Asset Management,
Inc. 166,689
24,245 Associated Banc-Corp 342,824
119,378 Assured Guaranty, Ltd. 3,549,108
2,249 Baloise Holding AG 336,490
28,477 Bank Leumi Le-Israel BM 153,437
38,283 Bank of America Corporation 920,706
2,438 Bank of Marin Bancorp 80,356
3,787 Bank of Montreal 192,540
34,986 Bank of N.T. Butterfield & Son, Ltd. 770,042
7,305 Bank of New York Mellon Corporation 274,230
6,406 Bank OZK 144,904
12,127 BankFinancial Corporation 100,290
6,769 BankUnited, Inc. 134,094
16,879 Banner Corporation 648,660
8,055 Berkshire Hathaway, Inc.
h
1,509,185
2,569 BlackRock, Inc. 1,289,741
3,155 BOK Financial Corporation 163,397
60,455 Boston Private Financial Holdings,
Inc. 459,458
85,382 Bridgewater Bancshares, Inc.
h
864,920
7,034 Brighthouse Financial, Inc.
h
180,844
87,746 BrightSphere Investment Group 650,198
4,745 Brown & Brown, Inc. 170,393
5,024 Byline Bancorp, Inc. 61,896
2,908 Cadence Bancorporation 19,251
2,979 Capital One Financial Corporation 192,920
12,291 Cboe Global Markets, Inc. 1,221,480
5,551 Charles Schwab Corporation 209,384
850 Chubb, Ltd. 91,809
23,465 CI Financial Corporation 249,325
6,627 Cincinnati Financial Corporation 436,057
16,645 CIT Group, Inc. 315,922
15,044 Citigroup, Inc. 730,537
31,187 Citizens Financial Group, Inc. 698,277
1,782 CME Group, Inc. 317,570
1,183 CNP Assurances
h
12,205
20,426 Cohen & Steers, Inc. 1,179,397
110,234 Colony Capital, Inc. 254,641
49,724 Comerica, Inc. 1,733,379
4,183 Commonwealth Bank of Australia 168,978
1,233 Community Bank System, Inc. 77,050
18,936 Community Trust Bancorp, Inc. 641,930
25,064 Cullen/Frost Bankers, Inc. 1,801,099
16,900 DBS Group Holdings, Ltd. 237,937
827 Deutsche Boerse AG 128,217
8,246 Deutsche Pfandbriefbank AG
i
60,609
538 Diamond Hill Investment Group, Inc. 58,943
12,277 Discover Financial Services 527,543
16,898 DnB ASA 204,599
5,921 East West Bancorp, Inc. 207,649
5,417 Ellington Residential Mortgage REIT 48,320
4,003 Encore Capital Group, Inc.
h
103,998
3,812 Enstar Group, Ltd.
h
551,291
5,785 Enterprise Financial Services
Corporation 177,831
22,846 Essent Group, Ltd. 624,153
4,061 Euronext NV
i
340,939
3,707 Evercore, Inc. 191,281
298,439 Everi Holdings, Inc.
h
1,477,273
4,118 FBL Financial Group, Inc. 160,931
Shares Common Stock ( 24 .0% ) Value
Financials (3.6%) - continued
1,563 Federal Agricultural Mortgage
Corporation $ 104,143
16,992 Fifth Third Bancorp 317,580
12,372 Financial Institutions, Inc. 239,398
9,669 First American Financial Corporation 445,934
1,170 First Bancshares, Inc. 23,306
25,755 First Busey Corporation 474,407
2,446 First Citizens BancShares, Inc. 934,372
28,140 First Defiance Financial Corporation 489,073
9,663 First Financial Corporation 343,230
67,375 First Interstate BancSystem, Inc. 2,277,275
629 First Mid-Illinois Bancshares, Inc. 16,794
15,748 First Midwest Bancorp, Inc. 232,755
1,658 First of Long Island Corporation 26,180
9,069 First Republic Bank 945,806
42,740 FlexiGroup, Ltd. 24,963
2,557 Glacier Bancorp, Inc. 97,371
897 Goldman Sachs Group, Inc. 164,528
27,399 Granite Point Mortgage Trust, Inc. 136,447
19,673 Great Southern Bancorp, Inc. 837,480
17,565 Great Western Bancorp, Inc. 330,222
29,487 Hamilton Lane, Inc. 1,912,232
7,089 Hancock Whitney Corporation 148,231
1,284 Hanmi Financial Corporation 15,498
12,696 Hanover Insurance Group, Inc. 1,274,424
14,908 Hartford Financial Services Group,
Inc. 566,355
40,535 Heartland Financial USA, Inc. 1,376,974
126,921 Heritage Commerce Corporation 1,127,058
1,281 Heritage Financial Corporation 25,684
15,778 Hometrust Bancshares, Inc. 242,508
21,915 Horizon Bancorp, Inc. 249,393
10,613 Houlihan Lokey, Inc. 630,200
12,609 HSBC Holdings plc 64,809
21,466 Independent Bank Corporation 315,336
37,259 Interactive Brokers Group, Inc. 1,527,619
6,462 International Bancshares
Corporation 187,333
66,632 Israel Discount Bank, Ltd. 216,175
9,139 J.P. Morgan Chase & Company 875,151
1,438 Janus Henderson Group plc 25,740
2,700 Japan Exchange Group, Inc. 50,221
4,600 Japan Post Bank Company, Ltd. 42,712
700 Japan Post Holdings Company, Ltd. 5,599
18,985 Kemper Corporation 1,276,172
82,884 KeyCorp 965,599
542 L E Lundbergforetagen AB
h
22,757
3,387 Ladder Capital Corporation 26,927
6,945 Lakeland Bancorp, Inc. 77,715
4,282 Laurentian Bank of Canada
g
95,641
6,261 Loews Corporation 217,006
10,327 M&T Bank Corporation 1,157,450
17,199 Manulife Financial Corporation 216,602
1,213 Markel Corporation
h
1,050,264
2,542 Marsh & McLennan Companies, Inc. 247,413
3,623 Mercantile Bank Corporation 85,503
22,781 Meridian Bancorp, Inc. 268,360
2,470 MetLife, Inc. 89,118
25,165 MidWestOne Financial Group, Inc. 525,194
9,300 Mitsubishi UFJ Financial Group, Inc. 37,572
1,464 Mizrahi Tefahot Bank, Ltd. 29,984
3,660 Morgan Stanley 144,314
441 Morningstar, Inc. 68,778
13,000 Mr. Cooper Group, Inc.
h
124,540
600 MS and AD Insurance Group
Holdings, Inc. 17,286

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares Common Stock ( 24 .0% ) Value
Financials (3.6%) - continued
5,590 MSCI, Inc. $ 1,827,930
1,407 National Bank of Canada 56,747
242 National Western Life Group, Inc. 46,641
10,310 Natixis 24,340
1,353 NBT Bancorp, Inc. 44,825
6,595 New York Community Bancorp, Inc. 71,622
2,118 NMI Holdings, Inc.
h
28,635
13,773 Northern Trust Corporation 1,090,271
5,682 Northwest Bancshares, Inc. 60,286
2,721 OFG Bancorp 34,230
3,834 Old Republic International
Corporation 61,152
11,318 Old Second Bancorp, Inc. 93,147
1,080 Onex Corporation 49,781
4,829 PacWest Bancorp 97,739
1,304 Paragon Banking Group plc 5,460
1,120 Pargesa Holding SA 79,673
387 Park National Corporation 30,952
700 PCSB Financial Corporation 9,555
708 Peapack-Gladstone Financial
Corporation 13,360
3,317 Peoples Bancorp, Inc. 80,636
1,030 PNC Financial Services Group, Inc. 109,870
59,429 Popular, Inc. 2,293,365
4,465 Power Corporation of Canada 71,404
15,159 Primerica, Inc. 1,575,172
74,209 Prosight Global, Inc.
h
620,387
1,986 Provident Financial Services, Inc. 28,499
15,090 QCR Holdings, Inc. 464,470
55,838 Radian Group, Inc. 836,453
36,183 Raymond James Financial, Inc. 2,385,183
1,912 Ready Capital Corporation 12,753
30,290 Redwood Trust, Inc. 124,189
14,355 Reinsurance Group of America, Inc. 1,502,681
9,473 Renasant Corporation 248,477
2,419 Royal Bank of Canada 148,812
896 S&P Global, Inc. 262,420
2,041 Safety Insurance Group, Inc. 171,689
6,301 Sandy Spring Bancorp, Inc. 160,676
65,298 Santander Consumer USA Holdings,
Inc.
g
1,017,996
84,829 Seacoast Banking Corporation of
Florida
h
1,906,108
29,791 SEI Investments Company 1,518,149
10,822 Selective Insurance Group, Inc. 542,507
1,500 Senshu Ikeda Holdings, Inc. 2,342
3,300 Singapore Exchange, Ltd. 22,503
10,290 SLM Corporation 85,819
27,576 Spirit of Texas Bancshares, Inc.
h
316,848
1,046 Starwood Property Trust, Inc. 13,535
27,784 State Auto Financial Corporation 697,101
8,636 Sun Life Financial, Inc. 296,005
12,151 SVB Financial Group
h
2,347,209
921 Swiss Life Holding AG 326,608
120,429 Synovus Financial Corporation 2,530,213
12,513 T. Rowe Price Group, Inc. 1,446,878
779 TCF Financial Corporation 23,129
4,777 Territorial Bancorp, Inc. 120,046
14,325 TMX Group, Ltd. 1,241,030
1,600 Tokio Marine Holdings, Inc. 75,065
540 Topdanmark AS 21,798
15,065 Toronto-Dominion Bank 629,463
13,218 TPG RE Finance Trust, Inc. 101,646
9,622 TriCo Bancshares 289,815
32,651 Triumph Bancorp, Inc.
h
904,759
35,804 TrustCo Bank Corporation 225,565
Shares Common Stock ( 24 .0% ) Value
Financials (3.6%) - continued
3,610 U.S. Bancorp $ 131,765
756 UMB Financial Corporation 38,435
6,633 Umpqua Holdings Corporation 83,078
1,340 Univest Financial Corporation 23,718
110 Virtus Investment Partners, Inc. 8,940
1,700 Walker & Dunlop, Inc. 65,331
6,924 Washington Trust Bancorp, Inc. 242,409
35,425 Webster Financial Corporation 1,000,756
7,248 Wells Fargo & Company 210,554
6,342 WesBanco, Inc. 156,521
986 Westamerica Bancorporation 62,118
51,391 Western Alliance Bancorp 1,843,909
33,788 Western Asset Mortgage Capital
Corporation 103,053
581 Westwood Holdings Group, Inc. 13,380
38,627 Wintrust Financial Corporation 1,618,471
67,064 Zions Bancorporations NA 2,119,893
Total 104,695,348
Health Care (3.8%)
14,290 Abbott Laboratories 1,315,966
2,857 AbbVie, Inc. 234,845
3,024 Acadia Healthcare Company, Inc.
h
72,606
1,234 Acceleron Pharma, Inc.
h
111,714
18,980 ADMA Biologics, Inc.
h
55,991
9,079 Aduro Biotech, Inc.
h
25,103
21,710 Aerie Pharmaceuticals, Inc.
g,h
330,860
8,126 Agenus, Inc.
h
21,656
10,628 Agile Therapeutics, Inc.
h
25,773
13,470 Agilent Technologies, Inc. 1,032,610
28,871 Agios Pharmaceuticals, Inc.
h
1,187,753
5,485 Akebia Therapeutics, Inc.
h
44,429
7,345 Alexion Pharmaceuticals, Inc.
h
789,367
5,157 Align Technology, Inc.
h
1,107,981
9,414 Alkermes plc
h
129,066
5,224 AmerisourceBergen Corporation 468,384
7,132 Amgen, Inc. 1,706,117
9,941 AnaptysBio, Inc.
h
155,278
7,534 Anavex Life Sciences Corporation
g,h
26,068
7,825 Arena Pharmaceuticals, Inc.
h
383,190
2,733 Argenx SE ADR
h
400,357
2,430 Assembly Biosciences, Inc.
h
42,549
5,193 Atara Biotherapeutics, Inc.
h
43,050
2,161 Athenex, Inc.
h
19,319
237 Atrion Corporation 149,744
1,398 AVROBIO, Inc.
h
17,992
57,518 Axonics Modulation Technologies,
Inc.
g,h
1,852,655
1,173 Axsome Therapeutics, Inc.
h
111,470
29,951 Bausch Health Companies, Inc.
h
542,712
1,793 Becton, Dickinson and Company 452,786
787 Biogen, Inc.
h
233,605
19,330 Biohaven Pharmaceutical Holding
Company, Ltd.
g,h
910,443
2,647 Bio-Rad Laboratories, Inc.
h
1,164,945
18,105 Bio-Techne Corporation 4,073,625
4,082 Bluebird Bio, Inc.
h
219,938
799 Blueprint Medicines Corporation
h
47,005
1,947 Bruker Corporation 76,556
84,303 Catalent, Inc.
h
5,829,553
2,839 CEL-SCI Corporation
h
49,966
2,740 Centene Corporation
h
182,429
7,301 Charles River Laboratories
International, Inc.
h
1,056,236
1,729 Chemed Corporation 720,250

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Shares Common Stock ( 24 .0% ) Value
Health Care (3.8%) - continued
800 Chugai Pharmaceutical Company,
Ltd. $ 95,361
941 Cigna Holding Company 184,229
6,092 Clovis Oncology, Inc.
h
46,360
9,911 Community Health Systems, Inc.
h
30,030
20,047 CryoLife, Inc.
h
447,650
2,954 CSL, Ltd. 588,812
3,848 CVS Health Corporation 236,844
4,811 CytomX Therapeutics, Inc.
h
49,650
700 Daiichi Sankyo Company, Ltd. 48,119
3,218 Danaher Corporation 526,014
1,301 Deciphera Pharmaceuticals, Inc.
h
75,432
8,737 Dexcom, Inc.
h
2,928,642
13,876 Dynavax Technologies Corporation
h
58,973
5,182 Edwards Lifesciences Corporation
h
1,127,085
3,452 Encompass Health Corporation 228,695
16,110 Endo International plc
h
74,106
4,248 Gilead Sciences, Inc. 356,832
31,246 GlaxoSmithKline plc 651,869
1,371 Global Blood Therapeutics, Inc.
h
104,909
3,599 Grifols SA 122,823
49,495 Guardant Health, Inc.
g,h
3,809,135
79,060 Halozyme Therapeutics, Inc.
h
1,791,104
2,670 HCA Healthcare, Inc. 293,380
2,283 HealthStream, Inc.
h
52,110
12,320 Hill-Rom Holdings, Inc. 1,385,877
548 Humana, Inc. 209,237
22,761 iBio, Inc.
h
25,492
28,877 ImmunoGen, Inc.
h
117,818
3,523 Insmed, Inc.
h
81,029
25,440 Inspire Medical Systems, Inc.
h
1,823,030
5,760 Insulet Corporation
h
1,150,387
1,414 Intra-Cellular Therapies, Inc.
h
24,985
1,891 Intuitive Surgical, Inc.
h
966,074
3,197 Invitae Corporation
h
52,910
4,848 Iovance Biotherapeutics, Inc.
h
155,863
6,272 IQVIA Holding, Inc.
h
894,325
6,181 Jazz Pharmaceuticals, Inc.
h
681,455
19,763 Johnson & Johnson 2,965,241
10,973 Kadmon Holdings, Inc.
h
47,184
700 KYORIN Holdings, Inc. 14,547
3,000 Laboratory Corporation of America
Holdings
h
493,350
48,000 LHC Group, Inc.
h
6,239,520
6,537 Ligand Pharmaceuticals, Inc.
g,h
644,352
217 LNA Sante 9,625
300 M3, Inc. 10,828
5,162 MacroGenics, Inc.
h
37,166
17,306 Medtronic plc 1,689,585
8,544 Merck & Company, Inc. 677,881
3,187 Mersana Therapeutics, Inc.
h
28,779
3,254 Mesa Laboratories, Inc.
g
774,452
503 Mirati Therapeutics, Inc.
h
42,775
5,222 Molina Healthcare, Inc.
h
856,251
1,334 Momenta Pharmaceuticals, Inc.
h
42,288
5,605 Myovant Sciences, Ltd.
h
67,148
3,021 Myriad Genetics, Inc.
h
46,705
44,007 Natera, Inc.
h
1,630,019
10,644 National Healthcare Corporation 727,730
8,604 Nektar Therapeutics
h
165,197
17,273 Neurocrine Biosciences, Inc.
h
1,695,172
23,784 Nevro Corporation
h
2,797,950
10,992 Novartis AG 938,040
10,770 Novo Nordisk AS 687,019
1,873 Novo Nordisk AS ADR 118,617
700 Olympus Corporation
h
11,107
Shares Common Stock ( 24 .0% ) Value
Health Care (3.8%) - continued
125,785 Optinose, Inc.
h
$ 508,171
4,757 Orthifix Medical, Inc.
h
168,636
6,862 PerkinElmer, Inc. 621,217
19,839 Pfizer, Inc. 761,024
3,974 Portola Pharmaceuticals, Inc.
h
28,136
21,313 PRA Health Sciences, Inc.
h
2,056,705
4,568 Precision BioSciences, Inc.
h
31,428
1,992 Prothena Corporation plc
h
22,350
3,991 Puma Biotechnology, Inc.
h
40,110
2,258 Quest Diagnostics, Inc. 248,628
1,416 Reata Pharmaceuticals, Inc.
h
223,955
4,137 Recordati SPA 180,158
12,127 Repligen Corporation
h
1,408,551
4,940 ResMed, Inc. 767,281
10,953 Rite Aid Corporation
h
156,957
2,902 Roche Holding AG 1,004,955
5,388 Sage Therapeutics, Inc.
h
210,024
4,576 Sarepta Therapeutics, Inc.
h
539,419
35 Siegfried Holding AG
h
15,954
30,979 Silk Road Medical, Inc.
g,h
1,297,401
854 Sonova Holding AG 154,244
18,713 Spectrum Pharmaceuticals, Inc.
h
54,268
6,864 Stryker Corporation 1,279,656
875 Surmodics, Inc.
h
33,338
38,147 Syneos Health, Inc.
h
2,128,221
42,169 Tactile Systems Technology, Inc.
g,h
2,176,764
2,300 Takeda Pharmaceutical Company,
Ltd. 82,941
577 Teladoc Health, Inc.
h
94,968
9,891 Teleflex, Inc. 3,317,441
9,751 Tenet Healthcare Corporation
h
196,775
5,756 Thermo Fisher Scientific, Inc. 1,926,418
4,860 Tilray, Inc.
g,h
39,123
300 Tsumura & Company 8,299
2,287 U.S. Physical Therapy, Inc. 172,669
4,328 United Therapeutics Corporation
h
474,176
7,944 UnitedHealth Group, Inc. 2,323,382
7,009 Universal Health Services, Inc. 740,781
3,767 Varian Medical Systems, Inc.
h
430,869
24,691 Veeva Systems, Inc.
h
4,711,043
5,153 Vertex Pharmaceuticals, Inc.
h
1,294,434
7,899 Viking Therapeutics, Inc.
g,h
45,498
2,410 Waters Corporation
h
450,670
2,732 West Pharmaceutical Services, Inc. 517,058
63,844 Wright Medical Group NV
h
1,859,137
605 Zimmer Biomet Holdings, Inc. 72,419
22,749 Zoetis, Inc. 2,941,673
Total 110,194,441
Industrials (3.7%)
1,632 3M Company 247,933
19,192 A.O. Smith Corporation 813,357
3,305 Aalberts NV
h
93,068
3,925 AECOM
h
142,320
5,768 Aegion Corporation
h
92,576
28,961 Aerojet Rocketdyne Holdings, Inc.
h
1,191,456
194 Aeroports de Paris SA 18,938
41,734 AGCO Corporation 2,205,225
137,086 Altra Industrial Motion Corporation 3,826,070
9,487 American Airlines Group, Inc.
g
113,939
28,010 AMETEK, Inc. 2,349,199
40,986 Arcosa, Inc. 1,527,548
59,764 ASGN, Inc.
h
2,776,038
6,356 Assa Abloy AB 113,785
5,195 Atlas Air Worldwide Holdings, Inc.
h
170,656
8,644 Atlas Copco AB, Class A 297,911

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Shares Common Stock ( 24 .0% ) Value
Industrials (3.7%) - continued
3,402 Atlas Copco AB, Class B $ 105,230
4,561 Avis Budget Group, Inc.
h
75,165
29,943 AZZ, Inc. 939,911
2,685 Bloom Energy Corporation
h
20,594
1,153 Boeing Company 162,596
23,942 BWX Technologies, Inc. 1,270,362
2,079 Carlisle Companies, Inc. 251,476
7,943 Carrier Global Corporation
h
140,671
20,967 Casella Waste Systems, Inc.
h
972,449
6,256 Caterpillar, Inc. 728,073
41,720 CBIZ, Inc.
h
990,850
21,721 Chart Industries, Inc.
h
775,874
1,526 CIA De Distribucion Integral 27,240
351 Columbus McKinnon Corporation 9,505
12,649 Copart, Inc.
h
1,013,311
6,026 Cornerstone Building Brands, Inc.
h
32,119
4,797 CRA International, Inc. 202,098
27,719 Crane Company 1,509,300
16,478 CSW Industrials, Inc. 1,091,503
1,190 CSX Corporation 78,814
39,203 Curtiss-Wright Corporation 4,063,391
3,380 Delta Air Lines, Inc. 87,576
4,309 Douglas Dynamics, Inc. 159,261
33,711 EMCOR Group, Inc. 2,141,660
18,434 Emerson Electric Company 1,051,291
19,318 Encore Wire Corporation 884,378
8,506 Expeditors International of
Washington, Inc. 609,072
22,994 Fluor Corporation 269,030
22,404 Forrester Research, Inc.
h
701,245
14,237 FuelCell Energy, Inc.
h
28,759
237 Geberit AG 105,987
9,066 General Dynamics Corporation 1,184,201
9,289 Gorman-Rupp Company 274,025
1,300 GS Yuasa Corporation 18,474
18,969 GWA Group, Ltd. 34,049
1,800 Hanwa Company, Ltd. 28,595
4,423 Heico Corporation 387,455
28,869 Helios Technologies, Inc. 1,026,870
1,136 Herc Holdings, Inc.
h
32,069
2,000 Hino Motors, Ltd. 11,897
12,536 Honeywell International, Inc. 1,778,858
11,127 Hubbell, Inc. 1,384,533
6,338 Huntington Ingalls Industries, Inc. 1,213,157
3,373 ICF International, Inc. 248,050
26,153 IDEX Corporation 4,017,885
4,300 Inaba Denki Sangyo Company, Ltd. 90,970
944 Ingersoll - Rand, Inc.
h
27,451
2,530 Interface, Inc. 23,377
12,862 John Bean Technologies Corporation
g
987,030
4,100 Johnson Controls International plc 119,351
530 Kansas City Southern 69,191
4,099 KAR Auction Services, Inc. 61,403
5,500 Kinden Corporation 88,501
5,594 Koninklijke Philips NV 243,857
6,168 Legrand SA 415,828
49,839 Lincoln Electric Holdings, Inc.
g
4,012,538
2,361 Lockheed Martin Corporation 918,571
6,513 Manpower, Inc. 483,525
21,600 Marubeni Corporation 104,022
3,729 Masonite International Corporation
h
220,309
9,547 Mercury Systems, Inc.
h
851,211
135,955 Meritor, Inc.
h
2,787,077
12,500 Mitsubishi Corporation 265,100
1,700 Mitsuboshi Belting, Ltd. 23,277
20,500 Mitsui & Company, Ltd. 286,146
Shares Common Stock ( 24 .0% ) Value
Industrials (3.7%) - continued
5,699 MSC Industrial Direct Company, Inc. $ 339,888
3,193 NAPCO Security Technologies, Inc.
h
63,988
7,376 National Express Group plc 25,382
5,800 Nitto Kogyo Corporation 97,711
3,178 Nobina AB
i
17,330
9,837 Nordson Corporation 1,582,872
959 Norfolk Southern Corporation 164,085
548 Northrop Grumman Corporation 181,207
18,456 Old Dominion Freight Line, Inc.
h
2,681,472
2,591 Otis Worldwide Corporation
h
131,908
9,608 PageGroup plc 45,501
7,194 Parker-Hannifin Corporation 1,137,515
104,020 Primoris Services Corporation 1,623,752
7,878 Quad/Graphics, Inc. 29,306
52,743 Raven Industries, Inc. 1,174,587
5,183 Raytheon Technologies Corporation 335,910
2,237 Redde Northgate plc 5,047
12,574 Regal-Beloit Corporation 892,880
20,005 RELX plc 451,347
1,361 Republic Services, Inc. 106,621
9,843 Resideo Technologies, Inc.
h
50,495
91,641 Ritchie Brothers Auctioneers, Inc. 3,948,811
5,812 Rockwell Automation, Inc. 1,101,258
6,110 Roper Industries, Inc. 2,083,693
7,670 Ryder System, Inc. 271,518
26,519 Saia, Inc.
h
2,453,538
4,552 Sandvik AB
h
70,025
100 Sanwa Holdings Corporation 776
4,291 Schneider Electric SE
h
396,543
7,036 Signify NV
i
143,228
8,188 Simpson Manufacturing Company,
Inc. 590,355
12,439 SiteOne Landscape Supply, Inc.
g,h
1,102,469
8,668 SKF AB 136,812
104,500 Sojitz Corporation 241,848
78,966 Southwest Airlines Company 2,467,687
2,154 SP Plus Corporation
h
45,428
934 Spirax-Sarco Engineering plc 102,216
3,611 Spirit Airlines, Inc.
h
54,237
2,163 SPX FLOW, Inc.
h
70,449
25,192 Standex International Corporation 1,255,569
12,000 Sumitomo Corporation 135,746
700 Taikisha, Ltd. 20,386
3,895 Teledyne Technologies, Inc.
h
1,268,485
3,423 Thermon Group Holdings, Inc.
h
52,303
1,800 Toppan Forms Company, Ltd. 15,813
1,735 Transcontinental, Inc. 15,718
19,168 Trex Company, Inc.
g,h
1,825,177
35,325 TriMas Corporation
h
842,148
1,700 Tsubakimoto Chain Company 39,818
3,591 UniFirst Corporation 603,827
1,980 Union Pacific Corporation 316,384
21,691 United Airlines Holdings, Inc.
g,h
641,620
27,550 United Rentals, Inc.
h
3,540,175
21,106 Valmont Industries, Inc. 2,474,467
17,253 Verisk Analytics, Inc. 2,636,776
1,394 Vinci SA 114,200
14,150 Waste Connections, Inc. 1,215,626
6,787 Watsco, Inc. 1,092,639
56,831 Willdan Group, Inc.
g,h
1,441,234
7,640 XPO Logistics, Inc.
g,h
509,894
1,000 Yuasa Trading Company, Ltd. 26,910
Total 106,702,273
Information Technology (5.3%)
8,790 Accenture plc 1,627,820

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Shares Common Stock ( 24 .0% ) Value
Information Technology (5.3%) - continued
3,159 Adobe, Inc.
h
$ 1,117,149
6,686 ADTRAN, Inc. 68,732
12,526 Advanced Energy Industries, Inc.
h
696,446
41,335 Advanced Micro Devices, Inc.
h
2,165,541
27,921 Agilysys, Inc.
h
546,972
24,845 Akamai Technologies, Inc.
h
2,427,605
15,011 Alliance Data Systems Corporation 751,601
12,462 Alteryx, Inc.
g,h
1,410,449
6,245 Amadeus IT Holding SA 298,091
4,520 American Software, Inc. 74,490
40,139 Amphenol Corporation 3,542,668
33,681 Anaplan, Inc.
h
1,376,206
7,112 ANSYS, Inc.
h
1,862,135
22,903 Apple, Inc. 6,728,901
140 ASM International NV 15,411
1,277 ASML Holding NV 372,995
8,493 Atlassian Corporation plc
h
1,320,577
10,722 Automatic Data Processing, Inc. 1,572,810
29,098 Avalara, Inc.
h
2,600,488
5,935 Avnet, Inc. 178,169
35,451 Bandwidth, Inc.
g,h
2,891,384
3,975 BE Semiconductor Industries NV
h
164,509
22,374 Benchmark Electronics, Inc. 462,247
41,159 Blackline, Inc.
h
2,499,998
1,253 Broadcom, Ltd. 340,340
6,488 Broadridge Financial Solutions, Inc. 752,608
1,454 CACI International, Inc.
h
363,704
2,500 Canon, Inc. 52,588
35,401 CDK Global, Inc. 1,390,551
4,625 CDW Corporation 512,450
662 CEVA, Inc.
h
20,754
8,236 CGI, Inc.
h
525,241
93,520 Change Healthcare, Inc.
h
1,088,573
57,886 Ciena Corporation
h
2,677,227
43,321 Cisco Systems, Inc. 1,835,944
24,305 Cognex Corporation 1,342,608
10,094 CommScope Holding Company, Inc.
h
111,135
26,808 Computer Services, Inc. 1,146,042
9,557 Computershare, Ltd. 75,191
28,572 Coupa Software, Inc.
h
5,031,243
2,310 Cree, Inc.
h
99,630
15,228 CTS Corporation 352,680
26,325 Descartes Systems Group, Inc.
h
1,107,756
678 Dialog Semiconductor plc
h
21,293
21,573 DocuSign, Inc.
h
2,259,772
67,314 Dolby Laboratories, Inc. 4,040,859
5,055 DSP Group, Inc.
h
87,199
29,206 Elastic NV
h
1,873,273
1,353 Endava plc ADR
h
59,221
542 EPAM Systems, Inc.
h
119,722
7,895 ePlus, Inc.
h
558,571
12,633 Euronet Worldwide, Inc.
h
1,159,204
48,250 Eventbrite, Inc.
g,h
440,040
10,575 ExlService Holdings, Inc.
h
652,795
2,182 eXp World Holdings, Inc.
h
20,031
5,277 F5 Networks, Inc.
h
734,875
1,062 Fair Isaac Corporation
h
374,822
29,333 Five9, Inc.
h
2,718,289
1,294 FLIR Systems, Inc. 56,160
2,200 Fuji Soft, Inc. 77,442
1,985 Gartner, Inc.
h
235,838
17,162 Global Payments, Inc. 2,849,235
25,843 Guidewire Software, Inc.
h
2,347,578
16,646 Halma plc 437,628
21,072 Health Catalyst, Inc.
g,h
561,990
900 Hoya Corporation 82,074
Shares Common Stock ( 24 .0% ) Value
Information Technology (5.3%) - continued
1,573 II-VI, Inc.
h
$ 54,143
420 Infineon Technologies AG 7,808
9,393 Inphi Corporation
h
906,800
14,795 Intel Corporation 887,404
4,024 InterDigital, Inc. 232,466
3,218 International Business Machines
Corporation 404,052
4,414 Intuit, Inc. 1,190,941
2,101 Jack Henry & Associates, Inc. 343,619
13,238 Juniper Networks, Inc. 285,941
400 Keyence Corporation 142,805
5,437 KLA-Tencor Corporation 892,157
2,232 Kulicke and Soffa Industries, Inc. 53,501
5,825 Lam Research Corporation 1,487,006
79,801 Lattice Semiconductor Corporation
h
1,796,320
7,289 Littelfuse, Inc. 1,058,654
4,994 ManTech International Corporation 372,353
9,825 MasterCard, Inc. 2,701,580
12,784 Maxim Integrated Products, Inc. 702,864
18,951 Medallia, Inc.
h
407,067
14,136 Methode Electronics, Inc. 424,363
40,455 Microsoft Corporation 7,249,940
8,641 MicroStrategy, Inc.
h
1,091,618
21,247 MKS Instruments, Inc. 2,129,587
14,814 MoneyGram International, Inc.
g,h
24,591
37,293 Monolithic Power Systems, Inc. 7,455,244
9,256 MTS Systems Corporation 196,875
48,524 National Instruments Corporation 1,864,292
3,100 NEC Networks & System Integration
Corporation 133,399
417 NetApp, Inc. 18,252
12,211 Nice, Ltd. ADR
g,h
2,006,267
23,379 Nova Measuring Instruments, Ltd.
h
895,649
12,095 Novanta, Inc.
h
1,050,935
103,232 Nuance Communications, Inc.
h
2,085,286
2,450 NVIDIA Corporation 716,086
1,560 Oracle Corporation 82,633
300 Oracle Corporation Japan 30,884
10,703 Palo Alto Networks, Inc.
h
2,103,247
3,664 Paychex, Inc. 251,057
2,262 PayPal Holdings, Inc.
h
278,226
18,046 Plexus Corporation
h
1,131,304
4,122 Progress Software Corporation 168,631
11,293 Proofpoint, Inc.
h
1,374,697
23,920 Q2 Holdings, Inc.
g,h
1,906,902
7,471 QAD, Inc. 316,173
1,260 QUALCOMM, Inc. 99,124
8,950 Rogers Corporation
h
993,808
3,160 Rubicon Project, Inc.
h
22,657
1,100 Ryoyo Electro Corporation 24,698
121,820 SailPoint Technologies Holdings, Inc.
h
2,264,634
1,359 Salesforce.com, Inc.
h
220,090
134 Samsung Electronics Company, Ltd.
GDR 139,244
223 SAP SE 26,561
9,703 ScanSource, Inc.
h
251,502
11,538 ServiceNow, Inc.
h
4,056,068
5,321 Silicon Laboratories, Inc.
h
517,308
3,922 Square, Inc.
h
255,479
65,547 STMicroelectronics NV ADR
g
1,676,037
1,482 Sykes Enterprises, Inc.
h
42,430
15,715 Synopsys, Inc.
h
2,469,141
20,205 TE Connectivity, Ltd. 1,484,259
20,332 Teradyne, Inc. 1,271,563
17,370 Texas Instruments, Inc. 2,016,136
300 Tokyo Electron, Ltd. 63,894

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Shares Common Stock ( 24 .0% ) Value
Information Technology (5.3%) - continued
6,147 Tyler Technologies, Inc.
h
$ 1,971,281
1,964 Unisys Corporation
h
24,727
6,252 VeriSign, Inc.
h
1,309,731
37,454 Virtusa Corporation
h
1,235,982
8,180 Visa, Inc. 1,461,930
490 VMware, Inc.
h
64,445
7,173 WEX, Inc.
h
949,131
58 Wirecard AG 5,740
20,223 Zscaler, Inc.
g,h
1,356,559
Total 152,555,348
Materials (1.0%)
7,616 AdvanSix, Inc.
h
92,763
5,300 Air Water, Inc. 71,453
1,182 Anglo American plc 21,022
9,390 AptarGroup, Inc. 1,005,481
3,743 Arcelor Mittal 40,886
3,894 Avery Dennison Corporation 429,859
329 Balchem Corporation 29,360
16,063 Ball Corporation 1,053,572
19,983 Boise Cascade Company 624,868
5,614 Cabot Corporation 190,258
8,767 Celanese Corporation 728,275
2,910 CF Industries Holdings, Inc. 80,025
24,098 Chemours Company
g
282,669
51,115 Coeur Mining, Inc.
h
215,194
1,549 Domtar Corporation 36,185
23,992 Eastman Chemical Company 1,451,756
6,017 Ecolab, Inc. 1,164,289
113,911 Element Solutions, Inc.
h
1,167,588
183 Eramet SA 5,763
3,198 Ferro Corporation
h
31,884
22,270 Ferroglobe Representation &
Warranty Insurance Trust
c,h
2
5,025 First Majestic Silver Corporation
h
40,552
12,326 Gold Road Resources, Ltd.
h
12,587
6,417 Granges AB 46,888
30,234 Hecla Mining Company 79,515
9,337 Hexpol AB
h
67,079
3,910 Hochschild Mining plc 6,821
10,873 IAMGOLD Corporation
h
38,164
6,146 Ingevity Corporation
h
319,100
14,596 Innospec, Inc. 1,058,502
261,580 Ivanhoe Mines, Ltd.
h
548,736
17,238 Kaiser Aluminum Corporation 1,245,101
714 Kirkland Lake Gold, Ltd. 29,515
3,368 Koninklijke DSM NV 412,790
7,514 Kraton Performance Polymers, Inc.
h
117,294
5,200 Kyoei Steel, Ltd. 66,077
600 Lintec Corporation 12,876
154,085 Louisiana-Pacific Corporation 3,081,700
637 MAG Silver Corporation
h
7,244
11,082 Martin Marietta Materials, Inc. 2,108,129
12,758 Materion Corporation 660,099
8,230 Minerals Technologies, Inc. 362,449
24,341 Myers Industries, Inc. 300,855
13,854 Neenah, Inc. 676,906
1,200 Nippon Light Metal Holdings
Company, Ltd. 1,890
18,600 Nippon Steel Corporation 156,493
1,729 Northern Star Resources, Ltd. 13,962
6,981 Nucor Corporation 287,547
9,059 Olin Corporation 120,938
2,515 Olympic Steel, Inc. 23,742
16,414 PPG Industries, Inc. 1,490,884
638 Quaker Chemical Corporation 97,053
Shares Common Stock ( 24 .0% ) Value
Materials (1.0%) - continued
9,516 Ramelius Resources, Ltd. $ 8,086
3,658 Reliance Steel & Aluminum Company 327,684
19,686 Resolute Mining, Ltd.
h
11,729
913 Rio Tinto, Ltd. 51,458
2,844 RPM International, Inc. 188,870
12,548 Ryerson Holding Corporation
h
57,972
13,666 Sandfire Resources, Ltd. 39,662
388 Schnitzer Steel Industries, Inc. 6,037
1,006 Sensient Technologies Corporation 48,077
1,374 Sherwin-Williams Company 736,972
4,851 St Barbara, Ltd. 7,984
67,941 Steel Dynamics, Inc. 1,648,928
13,400 Sumitomo Chemical Company, Ltd. 41,100
900 Taiyo Holdings Company, Ltd. 36,802
3,500 Toagosei Company, Ltd. 32,023
34,200 Toray Industries, Inc. 156,797
2,400 Ube Industries, Ltd. 40,247
14,400 UFP Technologies, Inc.
h
619,200
14,998 United States Lime & Minerals, Inc. 1,201,340
22,667 United States Steel Corporation
g
174,083
7,298 UPM-Kymmene Oyj 200,150
6,371 Verso Corporation
h
88,493
2,156 W. R. Grace & Company 101,828
2,273 Worthington Industries, Inc. 60,098
Total 28,100,260
Real Estate (1.6%)
53,843 Agree Realty Corporation 3,505,718
6,427 Alexandria Real Estate Equities, Inc. 1,009,617
3,110 Allied Properties REIT 99,559
3,275 Alstria Office REIT AG 49,091
30,119 American Campus Communities, Inc. 1,062,900
1,027 American Tower Corporation 244,426
18,739 Apartment Investment &
Management Company 705,898
1,736 Ares Commercial Real Estate
Corporation 13,454
12,791 Armada Hoffler Properties, Inc. 122,922
60,308 Ascendas REIT 126,121
7,800 Ascott Trust 4,907
35,298 Ashford Hospitality Trust, Inc. 29,026
328 AvalonBay Communities, Inc. 53,448
2,825 BBX Capital Corporation 5,989
230 Bluerock Residential Growth REIT,
Inc. 1,339
21,041 Camden Property Trust 1,853,081
4,847 Castellum AB 85,016
34,827 CBL & Associates Properties, Inc.
h
10,065
38,904 Cedar Realty Trust, Inc. 40,849
2,344 Choice Properties REIT 21,252
5,849 City Office REIT, Inc. 59,075
114 Cofinimmo SA 15,849
18,650 Colliers International Group, Inc. 1,025,750
7,086 Colony Credit Real Estate, Inc. 34,084
6,658 Columbia Property Trust, Inc. 95,143
4,925 Corepoint Lodging, Inc. 21,424
9,356 CoreSite Realty Corporation 1,133,854
4,357 CoStar Group, Inc.
h
2,824,469
39,369 Cousins Properties, Inc. 1,187,763
2,400 Daito Trust Construction Company,
Ltd. 228,205
25,340 DiamondRock Hospitality Company 157,868
5,559 Digital Realty Trust, Inc. 831,015
23,016 Diversified Healthcare Trust 71,580
16,992 Douglas Emmett, Inc. 518,086
28,614 Duke Realty Corporation 992,906

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Shares Common Stock ( 24 .0% ) Value
Real Estate (1.6%) - continued
3,320 EastGroup Properties, Inc. $ 351,920
1,192 Entra ASA
g,i
15,008
8,098 EPR Properties 238,243
5,929 Equity Lifestyle Properties, Inc. 357,578
27,285 Equity Residential 1,775,162
59,434 Essential Properties Realty Trust, Inc. 873,085
2,842 Essex Property Trust, Inc. 693,732
6,516 Farmland Partners, Inc. 42,745
39,042 First Industrial Realty Trust, Inc. 1,474,616
10,070 FirstService Corporation 871,861
12,888 Four Corners Property Trust, Inc. 288,562
5,934 Franklin Street Properties
Corporation 32,281
11,471 Gaming and Leisure Properties, Inc. 323,941
2,284 Getty Realty Corporation 62,033
4,548 Granite REIT 207,804
9,325 Healthcare Realty Trust, Inc. 274,062
14,199 Healthcare Trust of America, Inc. 349,721
12,693 Hersha Hospitality Trust 66,384
48,642 Host Hotels & Resorts, Inc. 598,783
4,113 Hudson Pacific Properties, Inc. 101,098
9,000 Hysan Development Company, Ltd. 30,025
9,673 Industrial Logistics Properties Trust 180,788
3,933 Innovative Industrial Properties, Inc. 308,583
3,438 Investors Real Estate Trust 215,322
11,053 iSTAR Financial, Inc. 110,751
181 Japan Hotel REIT Investment
Corporation 60,075
4,900 Jones Lang LaSalle, Inc. 517,342
39,440 Kilroy Realty Corporation 2,455,534
15,665 Kite Realty Group Trust 160,253
820 Kungsleden AB 6,245
3,934 Lamar Advertising Company 226,795
10,261 Lexington Realty Trust 107,227
16,678 Macerich Company 124,585
15,600 Mapletree Commercial Trust 21,481
55,037 Medical Properties Trust, Inc. 943,334
1,629 National Health Investors, Inc. 89,693
22,774 National Retail Properties, Inc. 743,343
97,819 National Storage Affiliates Trust 2,785,885
37,823 New Residential Investment
Corporation 230,342
11,153 New Senior Investment Group, Inc. 36,916
2,534 Omega Healthcare Investors, Inc. 73,866
4,985 One Liberty Properties, Inc. 78,364
7,640 Pebblebrook Hotel Trust 90,458
25,134 Pennsylvania REIT 25,385
6,536 Physicians Realty Trust 100,785
1,845 Plymouth Industrial REIT, Inc. 25,848
4,945 PotlatchDeltic Corporation 173,619
12,416 Preferred Apartment Communities,
Inc. 92,003
2,498 PS Business Parks, Inc. 322,467
3,133 PSP Swiss Property AG 363,952
5,784 QTS Realty Trust, Inc. 361,674
6,212 Quebecor, Inc. 135,268
25,152 Retail Properties of America, Inc. 155,942
22,372 Rexford Industrial Realty, Inc. 910,988
1,711 RioCan REIT 19,544
838 RMR Group, Inc. 24,855
11,000 Road King Infrastructure, Ltd. 17,002
9,242 RPT Realty 63,030
2,128 Ryman Hospitality Properties 75,204
28,456 Sabra Health Care REIT, Inc. 364,806
7,574 SBA Communications Corporation 2,195,854
64,263 Service Properties Trust 445,343
Shares Common Stock ( 24 .0% ) Value
Real Estate (1.6%) - continued
9,223 Spirit Realty Capital, Inc. $ 283,699
2,786 STAG Industrial, Inc. 73,132
16,566 Store Capital Corporation 332,480
4,997 Summit Hotel Properties, Inc. 30,282
118,428 Sunstone Hotel Investors, Inc. 1,088,353
1,231 Swiss Prime Site AG 117,199
10,073 TAG Immobilien AG 220,637
6,728 Taubman Centers, Inc. 289,977
11,233 Terreno Realty Corporation 615,793
19,219 UDR, Inc. 720,136
5,290 UMH Properties, Inc. 68,717
33,176 Uniti Group, Inc. 234,223
345 Universal Health Realty Income Trust 36,901
2,537 Urstadt Biddle Properties, Inc. 37,066
33,023 Washington Prime Group, Inc. 28,393
25,900 Wing Tai Holdings, Ltd. 31,664
Total 46,919,796
Utilities (0.4%)
2,293 AGL Energy, Ltd. 25,166
2,359 ALLETE, Inc. 135,784
19,719 Alliant Energy Corporation 957,357
1,259 American States Water Company 99,927
7,439 Artesian Resources Corporation 256,869
5,547 Avista Corporation 238,743
4,924 Black Hills Corporation 304,993
1,892 California Water Service Group 84,989
1,437 Chesapeake Utilities Corporation 126,284
16,613 CMS Energy Corporation 948,436
6,970 Consolidated Water Company, Ltd. 104,689
4,340 DTE Energy Company 450,232
6,435 Enagas SA 150,205
35,260 Enel SPA 240,843
13,286 Entergy Corporation 1,268,946
2,128 Essential Utilities, Inc 88,929
6,156 Exelon Corporation 228,264
2,163 FirstEnergy Corporation 89,267
5,256 Hawaiian Electric Industries, Inc. 207,454
4,958 IDACORP, Inc. 455,045
1,457 MGE Energy, Inc. 94,210
1,100 Middlesex Water Company 66,330
2,160 National Fuel Gas Company 88,560
9,838 New Jersey Resources Corporation 332,328
751 NextEra Energy, Inc. 173,571
1,667 Northland Power, Inc. 35,772
3,644 Northwest Natural Holding Company 237,224
11,011 NorthWestern Corporation 635,225
8,817 OGE Energy Corporation 277,912
3,575 Otter Tail Corporation 158,658
30,204 PNM Resources, Inc. 1,222,960
14,447 Portland General Electric Company 675,975
5,126 PPL Corporation 130,303
6,734 Public Service Enterprise Group, Inc. 341,481
801 SJW Group 47,683
7,390 South Jersey Industries, Inc. 211,280
4,358 Southwest Gas Holdings, Inc. 330,336
11,729 Spire, Inc. 855,748
7,688 UGI Corporation 232,024
3,471 Unitil Corporation 174,626
472 Verbund AG 21,371
Total 12,805,999
Total Common Stock
(cost $663,127,183) 694,325,315

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Asset-Backed Securities (0.6%)
Access Group, Inc.
$ 75,500
0.987%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
$ 73,016
Aimco
550,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
522,871
Ares CLO, Ltd.
700,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
654,345
Benefit Street Partners CLO IV, Ltd.
400,000
2.385%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
394,098
450,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
421,338
Betony CLO, Ltd.
510,000
1.840%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
488,254
Buttermilk Park CLO, Ltd.
1,150,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,070,208
Carlyle Global Market Strategies
CLO, Ltd.
750,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
703,834
Carvana Auto Receivables Trust
500,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
499,736
CBAM, Ltd.
800,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
775,726
Colony American Finance Trust
835,510
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
812,869
Commonbond Student Loan Trust
115,622
0.987%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
112,907
CoreVest American Finance Trust
994,018
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
963,157
Dryden Senior Loan Fund
650,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
611,088
Earnest Student Loan Program, LLC
207,398
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
205,033
Edlinc Student Loan Funding Trust
3,537
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
3,547
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Asset-Backed Securities (0.6%) - continued
Galaxy XX CLO, Ltd.
$ 450,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
$ 426,404
Golub Capital Partners, Ltd.
500,000
2.285%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
481,793
416,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
385,204
Harley Marine Financing, LLC
1,405,459
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,240,242
Home Partners of America Trust
962,986
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
977,486
973,150
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
977,671
Madison Park Funding XIV, Ltd.
525,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
480,146
Magnetite XII, Ltd.
450,000
2.319%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
432,759
Mountain View CLO, Ltd.
300,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
276,526
National Collegiate Trust
304,471
0.782%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
290,510
Neuberger Berman CLO XIV, Ltd.
550,000
1.917%,  (LIBOR 3M + 1.030%),
1/28/2030, Ser. 2013-14A,
Class AR2
b,i
534,944
Neuberger Berman CLO, Ltd.
250,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
242,022
Octagon Investment Partners XVI,
Ltd.
100,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
92,662
OneMain Financial Issuance Trust
690,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
e,i
690,000
OZLM VIII, Ltd.
935,389
2.305%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
895,998
Palmer Square Loan Funding, Ltd.
400,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
380,024
PPM CLO 3, Ltd.
250,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
237,461

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Asset-Backed Securities (0.6%) - continued
RCO Mortgage, LLC
$ 340,537
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
$ 327,486
Shackleton CLO, Ltd.
300,000
2.389%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
282,999
SLM Student Loan Trust
200,102
0.887%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
180,277
9,454
1.007%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
9,448
Voya CLO, Ltd.
350,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
338,131
Total 18,492,220
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 454,192
Anglo American Capital plc
12,000 4.125%,  9/27/2022
i
12,176
320,000 4.875%,  5/14/2025
i
336,946
Cleveland-Cliffs, Inc.
130,000 5.750%,  3/1/2025 92,950
100,000 9.875%,  10/17/2025
i
99,000
Dow Chemical Company
225,000 4.800%,  11/30/2028 252,599
DowDuPont, Inc.
425,000 4.493%,  11/15/2025 467,780
First Quantum Minerals, Ltd.
215,000 7.500%,  4/1/2025
i
189,737
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 139,125
165,000 4.250%,  3/1/2030 153,631
Glencore Funding, LLC
84,000 4.125%,  5/30/2023
i
84,980
115,000 4.000%,  3/27/2027
i
116,404
International Paper Company
230,000 4.350%,  8/15/2048 259,674
Kinross Gold Corporation
6,000 5.125%,  9/1/2021 6,128
168,000 5.950%,  3/15/2024 184,380
265,000 4.500%,  7/15/2027 278,494
Koppers, Inc.
190,000 6.000%,  2/15/2025
i
154,375
Krayton Polymers, LLC
200,000 7.000%,  4/15/2025
i
192,000
Methanex Corporation
240,000 5.250%,  12/15/2029 201,770
Norbord, Inc.
220,000 5.750%,  7/15/2027
i
200,200
Novelis Corporation
230,000 5.875%,  9/30/2026
i
223,629
70,000 4.750%,  1/30/2030
i
62,300
Olin Corporation
240,000 5.125%,  9/15/2027 219,216
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Basic Materials (0.2%) - continued
Peabody Securities Finance
Corporation
$ 280,000 6.375%,  3/31/2025
i
$ 165,732
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 217,045
Syngenta Finance NV
275,000 3.933%,  4/23/2021
i
271,520
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 345,817
Tronox Finance plc
230,000 5.750%,  10/1/2025
i
203,550
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 142,480
77,000 6.875%,  11/21/2036 89,513
WestRock Company
215,000 3.750%,  3/15/2025 227,123
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,250
Total 6,053,716
Capital Goods (0.3%)
AECOM
415,000 5.125%,  3/15/2027 422,263
Amsted Industries, Inc.
280,000 5.625%,  7/1/2027
i
280,308
Ardagh Packaging Finance plc
410,000 6.000%,  2/15/2025
i
410,357
Building Materials Corporation of
America
310,000 6.000%,  10/15/2025
i
319,300
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,287
135,000 3.700%,  4/1/2027 146,084
CNH Industrial Capital, LLC
200,000 4.875%,  4/1/2021 201,553
CNH Industrial NV
125,000 3.850%,  11/15/2027 124,413
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 201,600
Crown Americas Capital Corporation
IV
320,000 4.500%,  1/15/2023 328,064
Crown Cork & Seal Company, Inc.
180,000 7.375%,  12/15/2026 197,100
Emerson Electric Company
450,000 1.800%,  10/15/2027 449,777
H&E Equipment Services, Inc.
240,000 5.625%,  9/1/2025 228,624
Howmet Aerospace, Inc.
340,000 6.875%,  5/1/2025 347,690
Ingersoll-Rand Luxembourg Finance
SA
450,000 3.500%,  3/21/2026 475,881
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024
i
355,067
Lockheed Martin Corporation
184,000 3.600%,  3/1/2035 218,795
168,000 4.500%,  5/15/2036 209,331
46,000 6.150%,  9/1/2036 65,647
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 372,390

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Capital Goods (0.3%) - continued
Owens-Brockway Glass Container,
Inc.
$ 425,000 5.000%,  1/15/2022
i
$ 429,250
Republic Services, Inc.
130,000 2.900%,  7/1/2026 138,024
Reynolds Group Issuer, Inc.
390,000 5.125%,  7/15/2023
i
391,950
Rockwell Collins, Inc.
345,000 2.800%,  3/15/2022 353,709
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 73,776
116,000 4.200%,  9/15/2028 130,168
Siemens Financieringsmaatschappij
NV
362,000 4.200%,  3/16/2047
*
468,744
Spirit AeroSystems, Inc.
210,000 7.500%,  4/15/2025
i
206,850
Textron, Inc.
300,000 3.375%,  3/1/2028 291,856
TransDigm, Inc.
115,000 6.250%,  3/15/2026
i
112,556
320,000 5.500%,  11/15/2027
i
270,400
United Rentals North America, Inc.
150,000 5.875%,  9/15/2026 154,125
430,000 4.000%,  7/15/2030 405,275
United Technologies Corporation
225,000 4.450%,  11/16/2038 278,822
400,000 3.750%,  11/1/2046 470,042
Total 9,539,078
Collateralized Mortgage Obligations (0.6%)
Ajax Mortgage Loan Trust
618,493
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
623,942
Angel Oak Mortgage Trust I, LLC
376,038
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
384,060
823,101
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
830,713
Banc of America Alternative Loan
Trust
25,189
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 22,214
Bellemeade Re, Ltd.
166,663
2.087%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
160,699
324,474
1.587%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,i
316,874
BRAVO Residential Funding Trust
457,940
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
461,756
412,380
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
408,987
CHL Mortgage Pass-Through Trust
1,446,139
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,109,952
CIM Trust
824,003
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
834,913
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Citicorp Mortgage Securities, Inc.
$ 612,592
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 569,604
Citigroup Mortgage Loan Trust, Inc.
102,841
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 99,539
9,866
3.791%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
7,565
COLT Funding, LLC
251,218
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
251,378
Countrywide Alternative Loan Trust
82,657
3.357%,  10/25/2035, Ser.
2005-43, Class 4A1
b
72,256
124,805
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 66,523
335,612
7.000%,  10/25/2037, Ser.
2007-24, Class A10 180,096
Countrywide Home Loan Mortgage
Pass Through Trust
51,080
3.562%,  11/25/2035, Ser.
2005-22, Class 2A1
b
43,697
Countrywide Home Loans, Inc.
119,255
5.750%,  4/25/2037, Ser.
2007-3, Class A27 87,988
Credit Suisse First Boston Mortgage
Securities Corporation
17,434
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 17,048
Credit Suisse Mortgage Capital
Certificates
553,280
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
514,233
Credit Suisse Mortgage Trust
820,728
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
851,388
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
55,199
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 47,727
Ellington Financial Mortgage Trust
861,350
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
871,231
Federal Home Loan Mortgage
Corporation - REMIC
328,270
4.000%,  7/15/2031, Ser.
4104, Class KI
k
21,364
221,543
3.000%,  2/15/2033, Ser.
4170, Class IG
k
20,769
756,267
3.000%,  3/15/2033, Ser.
4180, Class PI
k
75,896
Federal National Mortgage
Association - REMIC
1,372,145
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
86,983
FWD Securitization Trust
1,246,689
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,229,982
Galton Funding Mortgage Trust
2017-1
399,655
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
406,182

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Collateralized Mortgage Obligations (0.6%) -
continued
GS Mortgage-Backed Securities Trust
$ 350,862
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
$ 347,047
J.P. Morgan Alternative Loan Trust
84,169
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 63,250
MASTR Alternative Loans Trust
206,438
0.937%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
38,236
Merrill Lynch Alternative Note Asset
Trust
100,320
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 66,307
MFRA Trust
461,052
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
416,333
Preston Ridge Partners Mortgage
Trust, LLC
393,930
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
374,784
523,399
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
473,562
RCO Mortgage, LLC
386,021
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
380,026
Residential Accredit Loans, Inc. Trust
236,084
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 224,513
32,740
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 30,434
Residential Funding Mortgage
Security I Trust
34,490
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 31,461
Sequoia Mortgage Trust
186,618
3.641%,  9/20/2046, Ser.
2007-1, Class 4A1
b
135,995
Structured Adjustable Rate Mortgage
Loan Trust
42,221
3.826%,  9/25/2035, Ser.
2005-18, Class 1A1
b
31,562
Structured Asset Mortgage
Investments, Inc.
56,656
0.797%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
49,636
Toorak Mortgage Corporation
1,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,120,586
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,814,964
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
402,810
Verus Securitization Trust
86,171
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
85,240
121,983
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
120,870
103,595
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
103,718
172,662
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
172,839
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 688,462
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
$ 685,399
428,523
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
416,778
WaMu Mortgage Pass Through
Certificates
48,912
3.725%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
42,796
102,660
3.694%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
92,338
Total 18,397,043
Commercial Mortgage-Backed Securities (0.2%)
Citigroup Commercial Mortgage Trust
800,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 856,076
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
475,717
3.000%,  3/15/2045, Ser.
4741, Class GA 495,031
Federal National Mortgage
Association - ACES
1,000,000
3.776%,  8/25/2030, Ser.
2018-M12, Class A2
b
1,186,920
GS Mortgage Securities Trust
700,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 735,158
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 855,261
UBS Commercial Mortgage Trust
625,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 637,740
Total 4,766,186
Communications Services (0.7%)
AMC Networks, Inc.
205,000 5.000%,  4/1/2024 198,747
American Tower Corporation
10,000 2.800%,  6/1/2020 10,000
290,000 2.900%,  1/15/2030 303,549
AT&T, Inc.
550,000 4.350%,  3/1/2029 617,913
97,000 4.300%,  2/15/2030 109,306
180,000 5.250%,  3/1/2037 213,300
180,000 4.900%,  8/15/2037 207,958
126,000 6.350%,  3/15/2040 164,305
125,000 5.550%,  8/15/2041 152,067
330,000 5.450%,  3/1/2047 417,159
British Sky Broadcasting Group plc
184,000 3.125%,  11/26/2022
i
193,463
British Telecommunications plc
425,000 4.500%,  12/4/2023 461,183
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
286,030
190,000 5.125%,  5/1/2027
i
197,286
470,000 4.750%,  3/1/2030
i
479,400
60,000 4.500%,  8/15/2030
i
60,300
Charter Communications Operating,
LLC
77,000 6.834%,  10/23/2055 102,967
200,000 4.500%,  2/1/2024 216,460

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Communications Services (0.7%) - continued
$ 250,000 4.200%,  3/15/2028 $ 277,668
640,000 6.484%,  10/23/2045 833,994
Clear Channel Worldwide Holdings,
Inc.
210,000 5.125%,  8/15/2027
i
197,316
Comcast Corporation
400,000 4.950%,  10/15/2058 560,291
225,000 4.049%,  11/1/2052 273,868
12,000 1.625%,  1/15/2022 12,202
140,000 2.750%,  3/1/2023 147,071
245,000 3.950%,  10/15/2025 276,134
400,000 4.250%,  10/15/2030 481,277
360,000 4.400%,  8/15/2035 446,128
243,000 4.750%,  3/1/2044 315,024
150,000 4.600%,  8/15/2045 191,253
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
265,735
92,000 4.600%,  8/15/2047
i
105,247
Crown Castle International
Corporation
10,000 3.400%,  2/15/2021 10,092
126,000 5.250%,  1/15/2023 137,807
184,000 3.200%,  9/1/2024 195,213
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
i
196,650
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 252,174
Embarq Corporation
200,000 7.995%,  6/1/2036 206,000
Fox Corporation
270,000 3.500%,  4/8/2030 289,865
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
261,854
Gray Television, Inc.
205,000 5.875%,  7/15/2026
i
196,800
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
i
250,850
Lamar Media Corporation
140,000 3.750%,  2/15/2028
i
128,887
Level 3 Financing, Inc.
570,000 4.625%,  9/15/2027
i
564,756
Moody's Corporation
13,000 2.750%,  12/15/2021 13,250
Neptune Finco Corporation
345,000 10.875%,  10/15/2025
i
372,928
Netflix, Inc.
400,000 4.875%,  4/15/2028 425,372
Nexstar Escrow Corporation
123,000 5.625%,  8/1/2024
i
119,618
170,000 5.625%,  7/15/2027
i
162,350
Nielsen Finance, LLC
210,000 5.000%,  4/15/2022
i
206,873
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 90,584
135,000 4.200%,  6/1/2030 143,969
SFR Group SA
290,000 7.375%,  5/1/2026
i
303,050
Sirius XM Radio, Inc.
400,000 5.000%,  8/1/2027
i
409,100
Sprint Corporation
400,000 7.250%,  9/15/2021 419,500
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Communications Services (0.7%) - continued
$ 405,000 7.625%,  2/15/2025 $ 467,816
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 405,750
Telesat Canada / Telesat, LLC
300,000 4.875%,  6/1/2027
i
292,500
Time Warner Entertainment
Company, LP
160,000 8.375%,  3/15/2023 185,139
T-Mobile USA, Inc.
590,000 4.500%,  2/1/2026 607,877
475,000 3.750%,  4/15/2027
i
509,214
400,000 4.375%,  4/15/2040
i
451,824
VeriSign, Inc.
240,000 4.750%,  7/15/2027 255,650
Verizon Communications, Inc.
385,000 3.376%,  2/15/2025 421,977
90,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
89,487
842,000 4.272%,  1/15/2036 1,004,078
Viacom, Inc.
99,000 4.250%,  9/1/2023 104,416
126,000 5.850%,  9/1/2043 142,598
Virgin Media Secured Finance plc
330,000 5.500%,  8/15/2026
i
340,610
Vodafone Group plc
450,000 4.875%,  6/19/2049 536,311
Windstream Services, LLC
210,000 8.625%,  10/31/2025
f,i
126,000
Ziggo BV
180,000 5.500%,  1/15/2027
i
183,096
Total 20,256,486
Consumer Cyclical (0.6%)
1011778 B.C., ULC
400,000 4.375%,  1/15/2028
i
386,780
Allison Transmission, Inc.
280,000 5.000%,  10/1/2024
i
268,800
Amazon.com, Inc.
230,000 3.875%,  8/22/2037 279,422
138,000 4.050%,  8/22/2047 179,501
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 449,268
Brookfield Property REIT, Inc.
140,000 5.750%,  5/15/2026
i
112,000
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
i
366,000
Cedar Fair, LP
180,000 5.250%,  7/15/2029
i
154,800
Costco Wholesale Corporation
450,000 1.375%,  6/20/2027 451,835
D.R. Horton, Inc.
228,000 2.550%,  12/1/2020 227,265
Daimler Finance North America, LLC
250,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
243,297
Ford Motor Company
80,000 9.000%,  4/22/2025 77,800
40,000 9.625%,  4/22/2030 39,300

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Consumer Cyclical (0.6%) - continued
Ford Motor Credit Company, LLC
$ 63,000 3.200%,  1/15/2021 $ 60,795
130,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
114,887
450,000 4.063%,  11/1/2024 394,875
440,000 4.134%,  8/4/2025 373,529
General Motors Company
375,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
357,860
General Motors Financial Company,
Inc.
84,000 4.200%,  3/1/2021 83,426
275,000
2.170%,  (LIBOR 3M + 0.850%),
4/9/2021
b
264,205
9,000 4.375%,  9/25/2021 8,867
235,000 3.150%,  6/30/2022 223,910
84,000 3.950%,  4/13/2024 79,759
135,000 4.300%,  7/13/2025 126,669
Hanesbrands, Inc.
300,000 4.875%,  5/15/2026
i
301,920
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
103,114
Hilton Domestic Operating Company,
Inc.
390,000 4.875%,  1/15/2030 373,425
Home Depot, Inc.
10,000 2.625%,  6/1/2022 10,432
215,000 5.400%,  9/15/2040 295,862
126,000 4.250%,  4/1/2046 158,004
730,000 3.900%,  6/15/2047 858,739
Hyundai Capital America
700,000 3.000%,  6/20/2022
i
690,126
L Brands, Inc.
107,000 6.694%,  1/15/2027 75,435
Landry's, Inc.
200,000 6.750%,  10/15/2024
i
156,000
Lennar Corporation
9,000 2.950%,  11/29/2020 8,847
215,000 4.125%,  1/15/2022 215,851
60,000 4.750%,  11/15/2022 61,200
475,000 4.875%,  12/15/2023 486,875
145,000 4.500%,  4/30/2024 147,900
Mastercard, Inc.
360,000 3.300%,  3/26/2027 401,039
320,000 3.950%,  2/26/2048 401,315
Mattamy Group Corporation
345,000 5.250%,  12/15/2027
i
323,437
McDonald's Corporation
125,000 2.750%,  12/9/2020 126,264
450,000 2.125%,  3/1/2030
g
448,056
275,000 4.450%,  3/1/2047 336,276
MGM Resorts International
390,000 6.000%,  3/15/2023 379,275
20,000 5.750%,  6/15/2025 19,200
Prime Security Services Borrower,
LLC
410,000 5.750%,  4/15/2026
i
403,973
Ralph Lauren Corporation
10,000 2.625%,  8/18/2020 10,024
Ryman Hospitality Properties, Inc.
50,000 4.750%,  10/15/2027
i
43,625
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Consumer Cyclical (0.6%) - continued
Scientific Games International, Inc.
$ 200,000 5.000%,  10/15/2025
i
$ 174,660
70,000 7.000%,  5/15/2028
i
50,400
ServiceMaster Company, LLC
380,000 5.125%,  11/15/2024
i
387,676
Six Flags Entertainment Corporation
120,000 5.500%,  4/15/2027
i
103,884
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
i
82,784
Staples, Inc.
220,000 7.500%,  4/15/2026
i
173,800
Target Corporation
425,000 2.250%,  4/15/2025 447,205
TJX Companies, Inc.
450,000 3.750%,  4/15/2027 490,977
270,000 3.875%,  4/15/2030 301,282
Visa, Inc.
270,000 1.900%,  4/15/2027 279,198
450,000 2.700%,  4/15/2040 470,109
Volkswagen Group of America
Finance, LLC
500,000 4.250%,  11/13/2023
i
523,713
Walmart, Inc.
400,000 3.250%,  7/8/2029 455,890
Yum! Brands, Inc.
290,000 4.750%,  1/15/2030
i
295,800
Total 16,398,442
Consumer Non-Cyclical (1.0%)
Abbott Laboratories
80,000 3.400%,  11/30/2023 86,814
79,000 3.750%,  11/30/2026 91,244
381,000 4.750%,  11/30/2036 496,980
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,242
210,000 3.600%,  5/14/2025 227,953
275,000 2.950%,  11/21/2026
i
291,064
105,000 4.700%,  5/14/2045 124,522
750,000 4.875%,  11/14/2048 944,368
Albertson's Companies, Inc.
350,000 7.500%,  3/15/2026
i
382,375
Allergan Sales, LLC
11,000 4.875%,  2/15/2021
i
11,384
Allergan, Inc.
400,000 2.800%,  3/15/2023 407,888
Altria Group, Inc.
300,000 4.400%,  2/14/2026 332,652
475,000 5.800%,  2/14/2039 565,829
Amgen, Inc.
450,000 3.375%,  2/21/2050 481,651
125,000 3.125%,  5/1/2025 135,713
Anheuser-Busch Companies, LLC
484,000 3.650%,  2/1/2026 527,470
336,000 4.700%,  2/1/2036 373,490
Anheuser-Busch InBev Finance, Inc.
5,000 3.300%,  2/1/2023 5,259
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 615,516
250,000 3.500%,  6/1/2030 266,652
290,000 4.375%,  4/15/2038 312,475

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Consumer Non-Cyclical (1.0%) - continued
$ 90,000 4.600%,  4/15/2048 $ 99,213
Anthem, Inc.
360,000 3.125%,  5/15/2050 359,093
230,000 4.625%,  5/15/2042 279,302
Aramark Services, Inc.
170,000 6.375%,  5/1/2025
i
176,800
Avantor, Inc.
220,000 6.000%,  10/1/2024
i
231,880
B&G Foods, Inc.
220,000 5.250%,  9/15/2027 222,438
BAT Capital Corporation
400,000 5.282%,  4/2/2050 461,542
138,000 3.222%,  8/15/2024 143,160
184,000 4.540%,  8/15/2047 191,194
Bausch Health Companies, Inc.
200,000 7.000%,  1/15/2028
i
207,500
50,000 5.000%,  1/30/2028
i
47,865
50,000 5.250%,  1/30/2030
i
49,500
Baxalta, Inc.
118,000 4.000%,  6/23/2025 129,136
Becton, Dickinson and Company
196,000 3.734%,  12/15/2024 211,557
225,000 3.700%,  6/6/2027 244,174
Biogen, Inc.
425,000 5.200%,  9/15/2045 553,320
Boston Scientific Corporation
126,000 7.375%,  1/15/2040 196,897
Bristol-Myers Squibb Company
370,000 2.875%,  8/15/2020
i
371,921
Bunge, Ltd. Finance Corporation
80,000 3.500%,  11/24/2020 80,426
Campbell Soup Company
135,000 2.375%,  4/24/2030 136,349
Cargill, Inc.
450,000 3.250%,  5/23/2029
i
472,988
Centene Corporation
380,000 4.750%,  1/15/2025 388,873
60,000 4.250%,  12/15/2027
i
62,775
150,000 4.625%,  12/15/2029
i
164,250
Cigna Corporation
45,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
43,610
320,000 4.125%,  11/15/2025 358,821
180,000 3.050%,  10/15/2027 185,120
400,000 4.800%,  8/15/2038 485,642
Clorox Company
300,000 3.100%,  10/1/2027 331,059
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 249,276
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 222,944
180,000 2.875%,  5/1/2030 182,758
CVS Health Corporation
6,000 2.750%,  12/1/2022 6,208
104,000 3.700%,  3/9/2023 110,273
40,000 4.000%,  12/5/2023 43,114
270,000 4.100%,  3/25/2025 298,065
450,000 3.625%,  4/1/2027 489,846
550,000 4.875%,  7/20/2035 671,256
Encompass Health Corporation
210,000 4.500%,  2/1/2028 210,399
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Consumer Non-Cyclical (1.0%) - continued
Energizer Holdings, Inc.
$ 420,000 5.500%,  6/15/2025
i
$ 424,872
Express Scripts Holding Company
425,000 4.800%,  7/15/2046 472,799
General Mills, Inc.
240,000 2.875%,  4/15/2030 256,363
HCA, Inc.
570,000 5.375%,  2/1/2025 612,830
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
475,394
Imperial Tobacco Finance plc
170,000 2.950%,  7/21/2020
i
170,316
JBS USA, LLC
135,000 5.750%,  6/15/2025
i
136,689
420,000 5.500%,  1/15/2030
i
425,250
Keurig Dr. Pepper, Inc.
375,000 3.200%,  5/1/2030 400,021
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 300,673
230,000 3.900%,  5/4/2047 285,258
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 212,882
Kraft Heinz Foods Company
400,000 3.375%,  6/15/2021 405,791
350,000 4.625%,  1/30/2029 368,362
310,000 3.750%,  4/1/2030
i
314,936
Kroger Company
115,000 2.800%,  8/1/2022 119,059
Mead Johnson Nutrition Company
20,000 3.000%,  11/15/2020 20,174
Medtronic, Inc.
476,000 4.375%,  3/15/2035 604,078
13,000 4.625%,  3/15/2045 17,528
Merck & Company, Inc.
30,000 3.700%,  2/10/2045 36,074
Mondelez International Holdings
Netherlands BV
10,000 2.000%,  10/28/2021
i
10,098
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 158,815
Mylan, Inc.
45,000 3.125%,  1/15/2023
i
45,467
Nestle Holdings, Inc.
400,000 3.900%,  9/24/2038
i
484,741
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
202,560
Pernod Ricard SA
10,000 5.750%,  4/7/2021
i
10,407
Post Holdings, Inc.
230,000 5.750%,  3/1/2027
i
235,463
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 300,295
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
161,003
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029 214,500
Shire Acquisitions Investments
Ireland Designated Activity
Company
276,000 2.400%,  9/23/2021 280,160

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Consumer Non-Cyclical (1.0%) - continued
Simmons Foods, Inc.
$ 135,000 5.750%,  11/1/2024
i
$ 125,550
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
i
162,363
Spectrum Brands, Inc.
390,000 5.750%,  7/15/2025 389,025
Teleflex, Inc.
430,000 4.625%,  11/15/2027 440,750
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 98,680
300,000 5.125%,  11/1/2027
i
296,250
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,921
220,000 2.800%,  7/21/2023 202,125
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 304,479
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 99,449
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 270,819
755,000 4.625%,  7/15/2035 950,539
VRX Escrow Corporation
800,000 6.125%,  4/15/2025
i
808,500
Zoetis, Inc.
9,000 3.450%,  11/13/2020 9,093
288,000 4.700%,  2/1/2043 369,424
Total 28,750,910
Energy (0.6%)
Archrock Partners, LP
120,000 6.250%,  4/1/2028
i
89,400
BP Capital Markets America, Inc.
45,000 3.119%,  5/4/2026 46,936
850,000 3.543%,  4/6/2027 891,261
BP Capital Markets plc
252,000 3.535%,  11/4/2024 266,197
350,000 3.279%,  9/19/2027 362,080
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
i
37,000
165,000 3.950%,  12/1/2026 149,325
65,000 4.125%,  12/1/2027 58,013
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 201,938
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
i
134,125
Cheniere Energy Partners, LP
425,000 5.625%,  10/1/2026 406,130
Chesapeake Energy Corporation
124,000 11.500%,  1/1/2025
i
3,410
ConocoPhillips
230,000 6.500%,  2/1/2039 329,441
Continental Resources, Inc.
115,000 5.000%,  9/15/2022 108,100
325,000 4.500%,  4/15/2023 287,422
Diamondback Energy, Inc.
700,000 3.500%,  12/1/2029 604,700
El Paso Pipeline Partners Operating
Company, LLC
135,000 4.300%,  5/1/2024 143,144
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Energy (0.6%) - continued
Enagas SA
$ 625,000 5.500%,  1/15/2028
i
$ 428,125
Enbridge, Inc.
175,000 2.900%,  7/15/2022 175,974
Endeavor Energy Resources, LP
110,000 5.750%,  1/30/2028
i
95,700
Energy Transfer Operating, LP
75,000 4.200%,  9/15/2023 73,740
330,000 6.000%,  6/15/2048 309,841
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 81,013
125,000 5.150%,  2/1/2043 103,221
EnLink Midstream Partners, LP
240,000 4.850%,  7/15/2026 146,400
Enterprise Products Operating, LLC
48,000 5.100%,  2/15/2045 52,309
EOG Resources, Inc.
10,000 2.625%,  3/15/2023 10,258
375,000 4.375%,  4/15/2030 418,277
EQT Corporation
240,000 3.900%,  10/1/2027 201,600
Equinor ASA
540,000 3.000%,  4/6/2027 566,488
Exxon Mobil Corporation
450,000 4.327%,  3/19/2050 549,132
725,000 3.452%,  4/15/2051 786,086
Kinder Morgan Energy Partners, LP
12,000 3.450%,  2/15/2023 12,321
225,000 6.500%,  9/1/2039 258,713
Kinder Morgan, Inc.
255,000 6.500%,  9/15/2020 257,934
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 129,927
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 278,228
59,000 6.500%,  3/1/2041 61,895
MPLX, LP
9,000 4.500%,  7/15/2023 9,002
500,000 4.875%,  12/1/2024 496,529
276,000 4.875%,  6/1/2025 269,153
Murphy Oil Corporation
160,000 5.875%,  12/1/2027 108,592
Nabors Industries, Inc.
200,000 5.750%,  2/1/2025 46,000
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
i
26,600
Newfield Exploration Company
180,000 5.625%,  7/1/2024 128,748
210,000 5.375%,  1/1/2026 144,835
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 438,392
Occidental Petroleum Corporation
140,000 2.700%,  8/15/2022 121,800
270,000 2.900%,  8/15/2024 205,119
90,000 3.400%,  4/15/2026 64,350
ONEOK, Inc.
360,000 2.200%,  9/15/2025 311,275
Parsley Energy, LLC
360,000 5.625%,  10/15/2027
i
307,800

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Energy (0.6%) - continued
Petrobras Global Finance BV
$ 252,000 5.093%,  1/15/2030
i
$ 229,698
Pioneer Natural Resources Company
85,000 4.450%,  1/15/2026 89,487
Plains All American Pipeline, LP
500,000 4.500%,  12/15/2026 463,753
500,000 3.550%,  12/15/2029 426,777
Regency Energy Partners, LP
168,000 5.875%,  3/1/2022 170,810
Sabine Pass Liquefaction, LLC
141,000 6.250%,  3/15/2022 145,478
166,000 5.625%,  4/15/2023 172,580
185,000 5.750%,  5/15/2024 193,881
Schlumberger Holdings Corporation
155,000 4.000%,  12/21/2025
i
156,400
Southwestern Energy Company
340,000 7.500%,  4/1/2026
g
304,463
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 97,907
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 9,973
345,000 4.000%,  10/1/2027 323,031
Sunoco, LP
140,000 5.875%,  3/15/2028 133,000
Targa Resources Partners, LP
290,000 5.375%,  2/1/2027 246,500
Transocean Guardian, Ltd.
313,125 5.875%,  1/15/2024
i
239,541
Viper Energy Partners, LP
290,000 5.375%,  11/1/2027
i
259,550
W&T Offshore, Inc.
320,000 9.750%,  11/1/2023
i
105,600
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 178,020
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 293,730
Williams Partners, LP
117,000 4.000%,  11/15/2021 118,617
65,000 3.600%,  3/15/2022 65,754
115,000 4.500%,  11/15/2023 119,368
185,000 6.300%,  4/15/2040 212,807
WPX Energy, Inc.
95,000 5.750%,  6/1/2026 86,099
170,000 4.500%,  1/15/2030 138,550
Total 16,775,373
Financials (1.6%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
213,798
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,433
125,000 4.350%,  11/3/2045 162,984
AerCap Ireland Capital, Ltd.
84,000 4.625%,  10/30/2020 82,930
84,000 4.625%,  7/1/2022 79,277
175,000 3.500%,  1/15/2025 150,910
350,000 3.875%,  1/23/2028 294,089
Air Lease Corporation
28,000 2.500%,  3/1/2021 26,585
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Financials (1.6%) - continued
Aircastle, Ltd.
$ 400,000 5.000%,  4/1/2023 $ 378,081
Ally Financial, Inc.
310,000 5.750%,  11/20/2025 317,750
American International Group, Inc.
126,000 4.125%,  2/15/2024 136,298
275,000 3.750%,  7/10/2025 293,408
255,000 3.900%,  4/1/2026 275,858
Athene Global Funding
5,000 4.000%,  1/25/2022
i
5,147
Australia and New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
246,538
AvalonBay Communities, Inc.
200,000 3.500%,  11/15/2025 210,748
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
251,146
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
238,455
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
282,219
Banco Santander SA
400,000
2.431%,  (LIBOR 3M + 1.120%),
4/12/2023
b
385,659
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
5,032
275,000 3.499%,  5/17/2022
b
280,191
185,000 2.881%,  4/24/2023
b
189,032
9,000 3.550%,  3/5/2024
b
9,465
168,000 4.000%,  4/1/2024 182,334
450,000 4.200%,  8/26/2024 486,610
515,000 4.000%,  1/22/2025 556,167
450,000 3.458%,  3/15/2025
b
475,303
240,000 3.093%,  10/1/2025
b
251,910
185,000 3.824%,  1/20/2028
b
202,086
450,000 2.496%,  2/13/2031
b
454,894
270,000 2.592%,  4/29/2031
b
276,389
208,000 5.875%,  2/7/2042 300,187
Bank of Montreal
225,000
1.771%,  (LIBOR 3M + 0.460%),
4/13/2021
b
224,656
Bank of New York Mellon Corporation
210,000 2.500%,  4/15/2021 212,830
12,000 2.600%,  2/7/2022 12,336
Bank of Nova Scotia
435,000
1.575%,  (LIBOR 3M +
0.440%), 4/20/2021
b
433,987
199,000 2.700%,  3/7/2022 204,802
Barclays Bank plc
42,000 10.179%,  6/12/2021
i
44,995
Barclays plc
330,000 3.250%,  1/12/2021 332,373
425,000 4.610%,  2/15/2023
b
441,763
168,000 3.650%,  3/16/2025 174,569
Boston Properties, LP
325,000 4.500%,  12/1/2028 367,738
BPCE SA
350,000 3.500%,  10/23/2027
i
366,715
Camden Property Trust
525,000 3.150%,  7/1/2029 554,166
Capital One Financial Corporation
186,000 3.050%,  3/9/2022 188,860

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Financials (1.6%) - continued
$ 450,000 4.200%,  10/29/2025 $ 462,025
Capital One NA
500,000 2.150%,  9/6/2022 498,280
Cascades USA, Inc.
200,000 5.125%,  1/15/2026
i
200,000
CIT Group, Inc.
295,000 5.000%,  8/15/2022 293,525
90,000 5.250%,  3/7/2025 88,902
Citigroup, Inc.
216,000 2.750%,  4/25/2022 221,161
89,000 4.050%,  7/30/2022 93,404
165,000 3.142%,  1/24/2023
b
168,989
435,000 4.400%,  6/10/2025 472,176
168,000 3.200%,  10/21/2026 177,041
526,000 3.668%,  7/24/2028
b
562,152
126,000 4.125%,  7/25/2028 135,944
250,000 3.520%,  10/27/2028
b
265,245
320,000 3.878%,  1/24/2039
b
343,408
198,000 4.650%,  7/23/2048 242,429
CNA Financial Corporation
200,000 3.900%,  5/1/2029 207,995
Comerica, Inc.
70,000 3.700%,  7/31/2023 73,657
Commerzbank AG
230,000 8.125%,  9/19/2023
i
253,925
Compass Bank
250,000 3.500%,  6/11/2021 252,106
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
239,000 3.950%,  11/9/2022 246,690
552,000 4.625%,  12/1/2023 590,163
Credit Agricole SA
306,000 3.375%,  1/10/2022
i
312,310
375,000 3.250%,  1/14/2030
i
379,052
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
254,419
225,000 7.250%,  9/12/2025
b,i,l
224,438
250,000 3.869%,  1/12/2029
b,i
264,576
Credit Suisse Group Funding
(Guernsey), Ltd.
222,000 3.125%,  12/10/2020 223,597
18,000 3.800%,  9/15/2022 18,732
Credit Suisse Group Funding, Ltd.
168,000 3.750%,  3/26/2025 177,930
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
399,948
Deutsche Bank AG
252,000 3.375%,  5/12/2021 252,204
123,000 4.250%,  10/14/2021 123,804
400,000 3.961%,  11/26/2025
b
391,022
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 99,661
Discover Bank
325,000 2.450%,  9/12/2024 317,912
290,000 4.682%,  8/9/2028
b
294,176
Duke Realty, LP
300,000 2.875%,  11/15/2029 311,211
ERP Operating, LP
32,000 3.375%,  6/1/2025 33,616
Fidelity National Financial, Inc.
325,000 5.500%,  9/1/2022 347,121
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Financials (1.6%) - continued
Fifth Third Bancorp
$ 52,000 2.875%,  7/27/2020 $ 52,127
155,000 2.600%,  6/15/2022 157,838
Five Corners Funding Trust
555,000 4.419%,  11/15/2023
i
610,699
GE Capital International Funding
Company
480,000 4.418%,  11/15/2035 499,262
Goldman Sachs Group, Inc.
337,000 5.375%,  6/1/2020
b,l
312,989
578,000 5.250%,  7/27/2021 603,640
10,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
9,985
12,000 3.000%,  4/26/2022 12,156
329,000 2.876%,  10/31/2022
b
334,142
184,000 2.908%,  6/5/2023
b
188,072
525,000 3.625%,  2/20/2024 555,841
165,000 4.750%,  10/21/2045 199,632
HCP, Inc.
60,000 3.400%,  2/1/2025 62,058
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 9,580
HSBC Holdings plc
212,000 6.875%,  6/1/2021
b,l
212,530
125,000 2.650%,  1/5/2022 126,903
525,000 3.803%,  3/11/2025
b
558,670
200,000 3.900%,  5/25/2026 217,590
450,000 4.950%,  3/31/2030 532,746
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,149
Icahn Enterprises, LP
140,000 6.750%,  2/1/2024 140,157
185,000 6.375%,  12/15/2025 184,075
ING Groep NV
200,000 3.150%,  3/29/2022 205,069
350,000 4.100%,  10/2/2023 374,454
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 109,496
Iron Mountain, Inc.
163,677 6.000%,  8/15/2023 165,314
75,000 4.875%,  9/15/2027
i
73,125
J.P. Morgan Chase & Company
199,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
198,956
9,000 2.776%,  4/25/2023
b
9,215
210,000 2.700%,  5/18/2023 217,569
108,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
107,865
120,000 3.625%,  5/13/2024 129,234
450,000 3.875%,  9/10/2024 483,938
240,000 3.125%,  1/23/2025 254,378
470,000 3.900%,  7/15/2025 516,664
135,000 3.300%,  4/1/2026 145,159
375,000 4.203%,  7/23/2029
b
423,692
250,000 2.522%,  4/22/2031
b
255,189
275,000 3.882%,  7/24/2038
b
310,014
KeyCorp
100,000 2.900%,  9/15/2020 100,573
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 368,290
Liberty Mutual Group, Inc.
3,000 5.000%,  6/1/2021
i
3,093

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Financials (1.6%) - continued
$ 84,000 4.950%,  5/1/2022
i
$ 88,635
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
253,977
700,000 3.870%,  7/9/2025
b
736,137
MetLife, Inc.
125,000 4.050%,  3/1/2045 146,439
Mitsubishi UFJ Financial Group, Inc.
6,000 2.998%,  2/22/2022 6,141
640,000 3.455%,  3/2/2023 666,785
230,000 3.287%,  7/25/2027 244,357
Morgan Stanley
12,000 2.800%,  6/16/2020 12,022
84,000 5.550%,  7/15/2020
b,l
77,280
11,000 5.500%,  7/28/2021 11,536
210,000 2.625%,  11/17/2021 213,431
97,000
2.315%,  (LIBOR 3M + 1.180%),
1/20/2022
b
96,748
213,000 2.750%,  5/19/2022 218,363
65,000 4.875%,  11/1/2022 69,459
215,000 3.125%,  1/23/2023 223,576
180,000 2.188%,  4/28/2026
b
181,959
210,000 4.350%,  9/8/2026 231,267
276,000 3.591%,  7/22/2028
b
298,523
250,000 3.772%,  1/24/2029
b
274,219
540,000 3.622%,  4/1/2031
b,g
593,584
MPT Operating Partnership, LP
195,000 6.375%,  3/1/2024 201,375
255,000 4.625%,  8/1/2029 253,567
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 222,863
110,000 3.850%,  6/30/2026 120,942
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
282,002
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
i
200,750
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
243,211
PNC Bank NA
10,000 2.450%,  11/5/2020 10,067
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 424,376
Quicken Loans, Inc.
395,000 5.750%,  5/1/2025
i
387,100
Realty Income Corporation
185,000 4.125%,  10/15/2026 202,312
Regency Centers, LP
320,000 4.125%,  3/15/2028 342,142
Reinsurance Group of America, Inc.
323,000 4.700%,  9/15/2023 340,260
78,000 3.900%,  5/15/2029 81,889
Royal Bank of Scotland Group plc
175,000 6.125%,  12/15/2022 187,522
250,000 6.100%,  6/10/2023 270,673
200,000 3.875%,  9/12/2023 209,385
450,000 4.269%,  3/22/2025
b
479,646
400,000 4.445%,  5/8/2030
b
446,275
Santander UK Group Holdings plc
147,000 2.875%,  10/16/2020 147,848
Simon Property Group, LP
15,000 2.500%,  7/15/2021 14,966
168,000 4.250%,  11/30/2046 165,566
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Financials (1.6%) - continued
Societe Generale SA
$ 138,000 4.750%,  11/24/2025
i
$ 145,869
Springleaf Finance Corporation
210,000 6.875%,  3/15/2025 198,597
180,000 7.125%,  3/15/2026 166,833
Standard Chartered plc
500,000 2.819%,  1/30/2026
b,i
498,991
Sumitomo Mitsui Financial Group,
Inc.
176,000 2.784%,  7/12/2022 179,933
150,000 3.102%,  1/17/2023 155,445
126,000 3.010%,  10/19/2026 132,767
SunTrust Banks, Inc.
10,000 2.900%,  3/3/2021 10,132
Synchrony Financial
55,000 4.250%,  8/15/2024 53,741
425,000 3.950%,  12/1/2027 391,128
UBS Group Funding Jersey, Ltd.
24,000 3.000%,  4/15/2021
i
24,256
126,000 4.125%,  9/24/2025
i
138,497
UBS Group Funding Switzerland AG
200,000 3.491%,  5/23/2023
i
205,824
Ventas Realty, LP
195,000 3.100%,  1/15/2023 192,844
VICI Properties, LP / VICI Note
Company, Inc.
80,000 4.250%,  12/1/2026
i
74,767
40,000 3.750%,  2/15/2027
i
37,200
80,000 4.625%,  12/1/2029
i
73,900
40,000 4.125%,  8/15/2030
i
36,400
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 351,509
Wells Fargo & Company
170,000 2.550%,  12/7/2020 171,344
7,000 2.100%,  7/26/2021 7,066
205,000 2.625%,  7/22/2022 209,929
225,000 3.069%,  1/24/2023 230,357
168,000 3.450%,  2/13/2023 174,907
450,000 4.125%,  8/15/2023 479,631
15,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
14,940
125,000 3.000%,  2/19/2025 131,170
600,000 3.000%,  4/22/2026 628,599
168,000 3.000%,  10/23/2026 175,660
323,000 4.900%,  11/17/2045 389,032
Welltower, Inc.
70,000 3.950%,  9/1/2023 71,473
Westpac Banking Corporation
15,000
2.543%,  (LIBOR 3M +
0.850%), 8/19/2021
b
15,012
ZB NA
360,000 3.500%,  8/27/2021 361,609
Total 47,597,314
Mortgage-Backed Securities (5.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
6,574,447 3.500%,  5/1/2034 6,952,520

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Mortgage-Backed Securities (5.8%) - continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 9,945,113 3.000%,  3/25/2050 $ 10,509,742
5,260,808 3.000%,  4/1/2050 5,559,494
72,660 3.500%,  7/1/2047 77,210
6,956,120 3.000%,  8/1/2047 7,363,106
Federal National Mortgage
Association
654,525 3.230%,  11/1/2020 654,704
2,689,975 4.500%,  5/1/2048 2,907,413
5,201,876 3.500%,  10/1/2048 5,507,856
15,773,175 3.500%,  2/1/2049 16,654,030
46,228 3.500%,  6/1/2049 49,002
5,907,614 3.500%,  8/1/2049 6,270,979
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
24,250,000 2.000%,  6/1/2034
e
24,975,605
13,100,000 2.500%,  6/1/2034
e
13,682,848
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
19,625,000 2.500%,  5/1/2050
e
20,435,298
10,619,801 4.000%,  7/1/2048 11,302,677
8,375,000 3.000%,  5/1/2049
e
8,840,859
9,072,000 3.000%,  6/1/2049
e
9,565,612
16,928,000 2.500%,  7/1/2049
e
17,598,235
Total 168,907,190
Technology (0.6%)
Adobe, Inc.
275,000 2.150%,  2/1/2027 287,831
Apple, Inc.
10,000 2.400%,  1/13/2023 10,462
115,000 3.000%,  2/9/2024 123,452
183,000 3.200%,  5/11/2027 203,757
250,000 3.000%,  6/20/2027 276,271
400,000 3.000%,  11/13/2027 442,308
585,000 3.750%,  9/12/2047 704,775
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 101,444
Avnet, Inc.
125,000 3.750%,  12/1/2021 126,732
Baidu, Inc.
6,000 3.000%,  6/30/2020 6,008
360,000 3.425%,  4/7/2030 376,115
Broadcom Corporation
146,000 3.875%,  1/15/2027 151,472
220,000 3.500%,  1/15/2028 222,894
Broadcom, Inc.
525,000 4.750%,  4/15/2029
i
579,148
180,000 5.000%,  4/15/2030
i
201,250
CommScope Technologies Finance,
LLC
270,000 6.000%,  6/15/2025
i
240,273
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
i
27,486
990,000 6.020%,  6/15/2026
i
1,071,140
Diamond Sports Group, LLC
110,000 5.375%,  8/15/2026
i
83,600
250,000 6.625%,  8/15/2027
i
136,875
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Technology (0.6%) - continued
Harland Clarke Holdings Corporation
$ 210,000 8.375%,  8/15/2022
i
$ 150,339
Hewlett Packard Enterprise Company
15,000 3.600%,  10/15/2020 15,095
365,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
358,738
48,000 4.400%,  10/15/2022 50,353
300,000 4.650%,  10/1/2024 319,189
Intel Corporation
900,000 3.100%,  2/15/2060 982,522
10,000 3.100%,  7/29/2022 10,526
Iron Mountain, Inc.
170,000 4.875%,  9/15/2029
i
162,775
KLA Corporation
540,000 3.300%,  3/1/2050 526,335
Lam Research Corporation
450,000 2.875%,  N/A 448,817
Marvell Technology Group, Ltd.
205,000 4.200%,  6/22/2023 212,117
275,000 4.875%,  6/22/2028 300,629
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 183,197
Microsoft Corporation
270,000 4.750%,  11/3/2055 397,156
12,000 2.400%,  2/6/2022 12,372
270,000 4.200%,  11/3/2035 342,906
975,000 3.700%,  8/8/2046 1,192,249
NCR Corporation
380,000 6.125%,  9/1/2029
i
377,150
NVIDIA Corporation
450,000 3.500%,  4/1/2040 504,445
NXP BV/NXP Funding, LLC
425,000 4.875%,  3/1/2024
i
461,203
Open Text Corporation
250,000 4.125%,  2/15/2030
i
243,175
Oracle Corporation
10,000 2.500%,  5/15/2022 10,292
168,000 2.400%,  9/15/2023 175,801
390,000 2.950%,  5/15/2025 418,323
600,000 2.800%,  4/1/2027 643,048
250,000 3.850%,  7/15/2036 287,534
450,000 3.600%,  4/1/2040 506,051
Plantronics, Inc.
230,000 5.500%,  5/31/2023
i
182,229
PTC, Inc.
70,000 3.625%,  2/15/2025
i
68,915
60,000 4.000%,  2/15/2028
i
58,800
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
297,250
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 420,136
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 48,801
92,000 3.125%,  8/15/2027 95,961
Vmware, Inc.
275,000 4.650%,  5/15/2027 291,230
Total 16,128,952
Transportation (0.1%)
Air Canada Pass Through Trust
36,442 3.875%,  3/15/2023
i
30,985

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Transportation (0.1%) - continued
Air Lease Corporation
$ 70,000 3.500%,  1/15/2022 $ 66,249
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 194,402
430,000 5.050%,  3/1/2041 556,581
150,000 4.450%,  3/15/2043 185,186
CSX Corporation
270,000 3.800%,  4/15/2050 309,415
42,000 3.700%,  11/1/2023 45,036
375,000 3.350%,  9/15/2049 399,297
Delta Air Lines, Inc.
200,000 7.000%,  5/1/2025
i
204,979
Hertz Corporation
210,000 5.500%,  10/15/2024
i
42,000
160,000 6.000%,  1/15/2028
i
28,800
NCL Corporation, Ltd.
210,000 3.625%,  12/15/2024
i
134,925
Penske Truck Leasing Company, LP
425,000 3.375%,  2/1/2022
i
431,621
Southwest Airlines Company
360,000 4.750%,  5/4/2023 357,481
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 8,881
United Continental Holdings, Inc.
110,000 4.875%,  1/15/2025 80,300
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 435,514
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
202,500
202,000 6.750%,  8/15/2024
i
207,979
Total 3,922,131
U.S. Government & Agencies (6.3%)
U.S. Treasury Bonds
4,485,000 2.250%,  11/15/2027 5,047,727
7,300,000 2.875%,  5/15/2028 8,613,145
1,510,000 5.250%,  11/15/2028 2,098,782
4,600,000 1.625%,  8/15/2029 5,016,156
4,100,000 1.500%,  2/15/2030 4,433,125
1,175,000 4.375%,  5/15/2040 1,873,299
6,780,000 3.000%,  5/15/2042 9,150,616
12,618,000 2.500%,  5/15/2046 16,015,988
10,050,000 2.875%,  5/15/2049 13,917,680
U.S. Treasury Notes
330,000 1.500%,  8/15/2020 331,341
450,000 1.375%,  8/31/2020
m
451,934
120,000 1.875%,  12/15/2020 121,294
500,000 2.500%,  2/28/2021 509,688
250,000 1.375%,  5/31/2021 253,223
7,984,000 1.125%,  8/31/2021 8,083,488
2,210,000 1.500%,  9/30/2021 2,251,179
940,000 1.125%,  2/28/2022 955,863
7,440,000 1.875%,  7/31/2022 7,717,547
155,000 2.000%,  11/30/2022 162,023
4,750,000 2.500%,  3/31/2023 5,060,234
6,560,000 2.500%,  1/31/2024 7,095,562
2,060,000 2.125%,  7/31/2024 2,215,063
2,490,000 2.250%,  11/15/2024 2,702,428
4,360,000 2.125%,  11/30/2024 4,711,695
750,000 1.375%,  1/31/2025 785,918
17,550,000 2.875%,  5/31/2025 19,745,807
5,680,000 2.625%,  1/31/2026 6,378,684
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
U.S. Government & Agencies (6.3%) - continued
$ 40,970,000 2.500%,  2/28/2026 $ 45,775,973
Total 181,475,462
Utilities (0.6%)
Alabama Power Company
6,000 2.450%,  3/30/2022 6,159
Ameren Corporation
10,000 2.700%,  11/15/2020 10,078
Ameren Illinois Company
270,000 4.500%,  3/15/2049 352,805
American Electric Power Company,
Inc.
253,000 2.950%,  12/15/2022 261,754
American Water Capital Corporation
450,000 2.800%,  5/1/2030 479,471
Appalachian Power Company
92,000 3.300%,  6/1/2027 98,063
Arizona Public Service Company
300,000 3.500%,  12/1/2049 330,458
Berkshire Hathaway Energy Company
155,000 4.500%,  2/1/2045 200,917
Calpine Corporation
220,000 4.500%,  2/15/2028
i
213,312
CenterPoint Energy, Inc.
70,000 3.850%,  2/1/2024 74,716
450,000 2.500%,  9/1/2024 463,721
245,000 4.250%,  11/1/2028 267,346
CMS Energy Corporation
126,000 2.950%,  2/15/2027 130,152
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 145,765
70,000 4.350%,  11/15/2045 89,272
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 817,691
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 78,447
Consumers Energy Company
325,000 4.350%,  4/15/2049 441,849
DTE Electric Company
95,000 3.700%,  3/15/2045 111,748
135,000 3.700%,  6/1/2046 157,867
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 420,341
Duke Energy Corporation
168,000 3.750%,  9/1/2046 190,590
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 131,499
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 199,696
Edison International
85,000 2.950%,  3/15/2023 85,012
800,000 5.750%,  6/15/2027 908,039
Energy Transfer Operating, LP
330,000 5.200%,  2/1/2022 332,688
Exelon Corporation
540,000 4.700%,  4/15/2050 692,139
90,000 5.100%,  6/15/2045 115,567
376,000 4.450%,  4/15/2046 447,720

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Utilities (0.6%) - continued
FirstEnergy Corporation
$ 60,000 2.850%,  7/15/2022 $ 61,213
350,000 4.850%,  7/15/2047 450,181
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 31,837
84,000 5.300%,  7/1/2043 101,609
Mississippi Power Company
185,000 3.950%,  3/30/2028 202,601
Monongahela Power Company
95,000 5.400%,  12/15/2043
i
128,253
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 196,544
400,000 3.700%,  3/15/2029 449,503
NextEra Energy Capital Holdings, Inc.
225,000 2.750%,  5/1/2025 239,443
NextEra Energy Operating Partners,
LP
390,000 3.875%,  10/15/2026
i
385,476
NiSource Finance Corporation
92,000 3.490%,  5/15/2027 99,373
245,000 5.650%,  2/1/2045 339,064
NiSource, Inc.
375,000 3.600%,  5/1/2030 417,294
Oncor Electric Delivery Company, LLC
368,000 3.750%,  4/1/2045 446,150
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027
n,o
235,588
235,000 3.950%,  12/1/2047
n,o
229,713
PPL Capital Funding, Inc.
92,000 3.400%,  6/1/2023 95,591
195,000 5.000%,  3/15/2044 230,997
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 170,068
PSEG Power, LLC
8,000 3.000%,  6/15/2021 8,111
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 248,579
San Diego Gas and Electric Company
330,000 4.150%,  5/15/2048 394,945
South Carolina Electric & Gas
Company
455,000 5.100%,  6/1/2065 648,262
Southern California Edison Company
185,000 4.000%,  4/1/2047 204,776
Southern Company
6,000 2.350%,  7/1/2021 6,070
180,000 2.950%,  7/1/2023 189,718
250,000 3.250%,  7/1/2026 266,905
165,000 4.400%,  7/1/2046 194,730
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 267,008
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 70,334
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
i
183,582
Virginia Electric and Power Company
275,000 4.600%,  12/1/2048 368,772
Principal
Amount Long-Term Fixed Income ( 19 .8% ) Value
Utilities (0.6%) - continued
Vistra Operations Company, LLC
$ 240,000 5.000%,  7/31/2027
i
$ 244,776
Total 16,061,948
Total Long-Term Fixed Income
(cost $542,656,055) 573,522,451
Shares
Collateral Held for Securities Loaned
( 1 .5% ) Value
44,045,413 Thrivent Cash Management Trust 44,045,413
Total Collateral Held for Securities
Loaned
(cost $44,045,413) 44,045,413
Shares or
Principal
Amount Short-Term Investments ( 10 .8% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.285%, 5/5/2020
p,q
399,996
2,800,000 0.900%, 5/7/2020
p,q
2,799,958
300,000 0.720%, 5/8/2020
p,q
299,995
2,500,000 0.721%, 5/12/2020
p,q
2,499,931
3,800,000 0.500%, 5/13/2020
p,q
3,799,886
2,400,000 0.485%, 5/19/2020
p,q
2,399,892
4,300,000 0.150%, 5/20/2020
p,q
4,299,796
200,000 0.000%, 5/28/2020 199,987
2,100,000 0.150%, 6/4/2020
p,q
2,099,802
4,400,000 0.231%, 6/9/2020
p,q
4,399,523
2,200,000 0.530%, 6/12/2020
p,q
2,199,743
3,800,000 0.150%, 6/23/2020
p,q
3,799,441
600,000 0.028%, 6/29/2020
p,q
599,902
2,600,000 0.007%, 7/7/2020
p,q
2,599,419
6,700,000 0.200%, 7/13/2020
p,q
6,698,370
500,000 0.080%, 7/22/2020
p,q
499,863
1,000,000 0.150%, 7/31/2020
p,q
999,697
400,000 0.180%, 8/4/2020
p,q
399,873
Thrivent Core Short-Term Reserve
Fund
27,163,611 1.450% 271,636,112
U.S. Treasury Bills
100,000 0.098%, 6/23/2020
m,p
99,985
100,000 0.105%, 7/16/2020
m,p
99,978
200,000 0.023%, 9/24/2020
m,p
199,897
Total Short-Term Investments (cost
$312,890,035) 313,031,046
Total Investments (cost
$2,840,747,581) 104.6% $ 3,031,353,195
Other Assets and Liabilities, Net
(4.6%) (134,635,327)
Total Net Assets 100.0% $ 2,896,717,868
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $72,632,844 or 2.5% of total
net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
n Defaulted security.  Interest is not being accrued.
o In bankruptcy.  Interest is not being accrued.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderately
Aggressive Allocation Fund as of April 30, 2020 was $468,744
or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2020.
Security Acquisition Date Cost
Siemens
Financieringsmaatschappij
NV, 3/16/2047 3/7/2017 $ 369,010
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,265,346
Common Stock 40,536,113
Total lending $41,801,459
Gross amount payable upon return of
collateral for securities loaned $44,045,413
Net amounts due to counterparty $2,243,954
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 220,455
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b,c
$ 184,080
Ball Metalpack Finco, LLC, Term
Loan
93,337
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
78,714
Big River Steel, LLC, Term Loan
151,125
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
130,723
Chemours Company, Term Loan
279,300
2.160%,  (LIBOR 1M +
1.750%), 4/3/2025
b
254,213
Hexion, Inc., Term Loan
110,000
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b,d,e
104,569
MRC Global (US), Inc., Term Loan
205,785
3.404%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
174,918
Nouryon USA, LLC, Term Loan
189,509
3.864%,  (LIBOR 1M +
3.000%), 10/1/2025
b
171,506
Peabody Energy Corporation, Term
Loan
156,800
3.154%,  (LIBOR 1M +
2.750%), 3/31/2025
b
85,299
Pixelle Specialty Solutions, LLC, Term
Loan
211,506
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
181,472
Total 1,365,494
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
130,232
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
128,459
Flex Acquisition Company, Inc. Term
Loan
240,011
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
223,450
GFL Environmental, Inc., Term Loan
340,840
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
334,364
Navistar, Inc., Term Loan
268,812
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
242,101
Reynolds Group Holdings, Inc., Term
Loan
129,664
3.154%,  (LIBOR 1M +
2.750%), 2/5/2023
b
123,370
TransDigm, Inc., Term Loan
184,538
2.654%,  (LIBOR 1M +
2.250%), 12/9/2025
b
161,096
Vertiv Group Corporation, Term Loan
370,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
346,875
Total 1,559,715
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Communications Services (0.4%)
Altice France SA, Term Loan
$ 116,400
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 106,070
CenturyLink, Inc., Term Loan
259,350
2.654%,  (LIBOR 1M +
2.250%), 3/15/2027
b
244,762
Charter Communications Operating,
LLC, Term Loan
495,000
2.160%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
479,120
Coral-US Co-Borrower, LLC, Term
Loan
455,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
421,066
Diamond Sports Group, LLC, Term
Loan
344,150
3.820%,  (LIBOR 1M +
3.250%), 8/24/2026
b
279,264
Entercom Media Corporation, Term
Loan
147,620
2.904%,  (LIBOR 1M +
2.500%), 11/17/2024
b
129,942
Gray Television, Inc., Term Loan
60,000
0.000%,  (LIBOR 3M +
2.250%), 2/7/2024
b,d,e
56,788
HCP Acquisition, LLC, Term Loan
199,741
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
188,548
iHeartCommunications, Inc., Term
Loan
90,000
3.989%,  (LIBOR 1M +
3.000%), 5/1/2026
b,d,e
80,425
Mediacom Illinois, LLC, Term Loan
79,667
1.900%,  (LIBOR 1W +
1.750%), 2/15/2024
b
76,181
NEP Group, Inc., Term Loan
172,812
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b,c
138,250
25,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b,c
14,125
SBA Senior Finance II, LLC, Term
Loan
199,050
2.160%,  (LIBOR 1M +
1.750%), 4/11/2025
b
191,835
Terrier Media Buyer, Inc., Term Loan
144,638
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b
134,151
T-Mobile USA, Inc., Term Loan
275,000
0.000%,  (LIBOR 1M +
3.000%), 4/1/2027
b,d,e
273,182
TNS, Inc., Term Loan
205,982
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
182,294
WideOpenWest Finance, LLC, Term
Loan
277,675
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
257,110
Windstream Services, LLC, Term
Loan
178,680
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
99,167

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Communications Services (0.4%) - continued
Ziggo Financing Partnership, Term
Loan
$ 240,000
3.314%,  (LIBOR 1M +
2.500%), 4/30/2028
b
$ 223,500
Total 3,575,780
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term Loan
216,313
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
164,398
Four Seasons Hotels, Ltd., Term Loan
195,455
2.404%,  (LIBOR 1M +
2.000%), 11/30/2023
b
180,592
Golden Entertainment, Inc., Term
Loan
376,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
306,725
Golden Nugget, LLC, Term Loan
164,540
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
131,283
LCPR Loan Financing, LLC, Term
Loan
405,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
395,888
Men's Warehouse, Inc., Term Loan
171,850
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
58,429
Mohegan Gaming and
Entertainment, Term Loan
315,785
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
216,313
Penn National Gaming, Inc., Term
Loan
133,312
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
115,315
Scientific Games International, Inc.,
Term Loan
657,674
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
542,035
Staples, Inc., Term Loan
44,662
5.516%,  (LIBOR 3M +
4.500%), 9/12/2024
b
36,028
308,548
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
244,780
Stars Group Holdings BV, Term Loan
171,531
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,c
170,245
Tenneco, Inc., Term Loan
296,250
3.404%,  (LIBOR 1M +
3.000%), 10/1/2025
b
229,223
Wyndham Hotels & Resorts, Inc.,
Term Loan
137,900
2.154%,  (LIBOR 1M +
1.750%), 5/30/2025
b
126,110
Total 2,917,364
Consumer Non-Cyclical (0.5%)
Aramark Services, Inc., Term Loan
550,000
2.154%,  (LIBOR 1M +
1.750%), 3/11/2025
b
513,733
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Consumer Non-Cyclical (0.5%) - continued
Bausch Health Americas, Inc., Term
Loan
$ 375,375
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 362,706
Change Healthcare Holdings, LLC,
Term Loan
135,000
0.000%,  (LIBOR 1M +
2.500%), 3/1/2024
b,d,e
129,769
Chobani, LLC, Term Loan
193,007
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
183,142
Dole Food Company, Inc., Term Loan
135,000
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
129,319
Endo International plc, Term Loan
134,812
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
122,259
Energizer Holdings, Inc., Term Loan
90,915
3.250%,  (LIBOR 1M +
2.250%), 12/17/2025
b
88,794
Global Medical Response, Inc., Term
Loan
557,175
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
510,339
29,325
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
26,018
IQVIA, Inc., Term Loan
30,000
0.000%,  (LIBOR 1M +
1.750%), 1/1/2025
b,d,e
28,762
JBS USA LUX SA, Term Loan
293,518
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
282,329
Mallinckrodt International Finance
SA, Term Loan
128,702
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
89,217
McGraw-Hill, LLC, Term Loan
159,843
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
128,807
MPH Acquisition Holdings, LLC, Term
Loan
520,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
477,428
Ortho-Clinical Diagnostics SA, Term
Loan
565,662
4.266%,  (LIBOR 1M +
3.250%), 6/30/2025
b
501,318
Plantronics, Inc., Term Loan
530,682
2.991%,  (LIBOR 1M +
2.500%), 7/2/2025
b
431,428
R.R. Donnelley & Sons Company,
Term Loan
39,699
5.404%,  (LIBOR 1M +
5.000%), 1/15/2024
b
34,736
Sotera Health Holdings, LLC, Term
Loan
160,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
153,360
US Foods, Inc., Term Loan
90,000
2.154%,  (LIBOR 1M +
1.750%), 6/27/2023
b,d,e
82,730
Total 4,276,194

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
$ 178,650
5.154%,  (LIBOR 1M +
4.750%), 11/3/2025
b
$ 83,296
Buckeye Partners, LP, Term Loan
350,000
3.120%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
327,033
Calpine Corporation, Term Loan
204,629
2.660%,  (LIBOR 1M +
2.250%), 1/15/2024
b
197,361
Fieldwood Energy, LLC, Term Loan
195,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
40,950
McDermott Technology (Americas),
Inc., Term Loan
316,857
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
105,092
Radiate Holdco, LLC, Term Loan
557,081
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
531,923
Total 1,285,655
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
121,007
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
113,574
Blackstone CQP Holdco, LP, Term
Loan
387,075
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
354,495
Delos Finance SARL, Term Loan
110,000
2.794%,  (LIBOR 3M +
1.750%), 10/6/2023
b,d,e
103,895
Digicel International Finance, Ltd.,
Term Loan
307,896
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
249,781
GGP Nimbus, LLC, Term Loan
310,275
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
228,940
INEOS U.S. Finance, LLC, Term Loan
90,000
0.000%,  (LIBOR 1M +
2.000%), 3/31/2024
b,d,e
84,802
Level 3 Financing, Inc., Term Loan
250,000
2.154%,  (LIBOR 1M +
1.750%), 3/1/2027
b
238,957
MoneyGram International, Inc., Term
Loan
145,182
6.862%,  (LIBOR 2M +
6.000%), 6/30/2023
b
103,669
NCR Corporation, Term Loan
109,450
2.910%,  (LIBOR 1M +
2.500%), 8/28/2026
b,c
102,883
Northriver Midstream Finance, LP,
Term Loan
203,965
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
163,608
Vericast Corporation, Term Loan
292,219
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
185,071
Total 1,929,675
Principal
Amount Bank Loans ( 2 .0% )
a
Value
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 313,975
4.260%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
$ 271,981
Prime Security Services Borrower,
LLC, Term Loan
567,150
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
536,359
Rackspace Hosting, Inc., Term Loan
476,475
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
445,457
SS&C Technologies, Inc., Term Loan
86,818
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
83,354
61,950
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
59,479
Zayo Group Holdings, Inc., Term Loan
350,000
3.404%,  (LIBOR 1M +
3.000%), 3/9/2027
b
328,024
Total 1,724,654
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term Loan
220,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
212,379
United Airlines, Inc., Term Loan
165,000
2.154%,  (LIBOR 3M +
1.750%), 4/1/2024
b,d,e
144,479
Total 356,858
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
55,000
3.250%,  (LIBOR 1M +
2.250%), 9/24/2026
b,d,e
53,281
Core and Main, LP, Term Loan
175,500
3.988%,  (LIBOR 6M +
2.750%), 8/1/2024
b
164,696
EnergySolutions, LLC, Term Loan
137,550
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b
122,420
Total 340,397
Total Bank Loans
(cost $21,880,082) 19,331,786
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Asset-Backed Securities (1.7%)
Access Group, Inc.
113,250
0.987%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
109,524
Aimco
400,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
380,270
Ares CLO, Ltd.
550,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
514,128

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Asset-Backed Securities (1.7%) - continued
Benefit Street Partners CLO IV, Ltd.
$ 700,000
2.385%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,g
$ 689,671
450,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
421,338
Betony CLO, Ltd.
550,000
1.840%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,g
526,549
Buttermilk Park CLO, Ltd.
925,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
860,820
Carlyle Global Market Strategies
CLO, Ltd.
600,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
563,068
Carvana Auto Receivables Trust
600,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
599,683
CBAM, Ltd.
600,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
581,795
Colony American Finance Trust
638,919
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
621,605
Commonbond Student Loan Trust
134,893
0.987%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
131,725
CoreVest American Finance Trust
745,514
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
722,368
Dryden Senior Loan Fund
500,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
470,067
Earnest Student Loan Program, LLC
144,277
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
142,632
Edlinc Student Loan Funding Trust
5,423
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,g
5,439
Galaxy XX CLO, Ltd.
550,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
521,160
Golub Capital Partners, Ltd.
500,000
2.285%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,g
481,793
468,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
433,354
Harley Marine Financing, LLC
1,218,065
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,074,876
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Asset-Backed Securities (1.7%) - continued
Home Partners of America Trust
$ 722,239
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
$ 733,115
729,863
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
733,253
Madison Park Funding XIV, Ltd.
400,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
365,826
Magnetite XII, Ltd.
525,000
2.319%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
504,885
Mountain View CLO, Ltd.
375,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
345,657
National Collegiate Trust
228,353
0.782%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
217,883
Neuberger Berman CLO XIV, Ltd.
525,000
1.917%,  (LIBOR 3M + 1.030%),
1/28/2030, Ser. 2013-14A,
Class AR2
b,g
510,628
Neuberger Berman CLO, Ltd.
250,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
242,022
Octagon Investment Partners XVI,
Ltd.
100,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
92,662
OneMain Financial Issuance Trust
535,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
e,g
535,000
OZLM VIII, Ltd.
766,223
2.305%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,g
733,956
Palmer Square Loan Funding, Ltd.
300,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
285,018
PPM CLO 3, Ltd.
250,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
237,460
RCO Mortgage, LLC
283,781
4.458%,  10/25/2023, Ser.
2018-2, Class A1
g,h
272,905
Shackleton CLO, Ltd.
350,000
2.389%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
330,166
SLM Student Loan Trust
153,925
0.887%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
138,675
8,508
1.007%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
8,503

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Asset-Backed Securities (1.7%) - continued
Voya CLO, Ltd.
$ 300,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
$ 289,826
Total 16,429,305
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 277,562
Anglo American Capital plc
100,000 4.875%,  5/14/2025
g
105,296
Cleveland-Cliffs, Inc.
80,000 5.750%,  3/1/2025 57,200
70,000 9.875%,  10/17/2025
g
69,300
Dow Chemical Company
125,000 4.800%,  11/30/2028 140,332
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 220,132
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
114,725
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 92,750
110,000 4.250%,  3/1/2030 102,421
Glencore Funding, LLC
80,000 4.125%,  5/30/2023
g
80,933
110,000 4.000%,  3/27/2027
g
111,343
International Paper Company
222,000 4.350%,  8/15/2048 250,642
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 87,800
245,000 4.500%,  7/15/2027 257,475
Koppers, Inc.
120,000 6.000%,  2/15/2025
g
97,500
Krayton Polymers, LLC
130,000 7.000%,  4/15/2025
g
124,800
Methanex Corporation
160,000 5.250%,  12/15/2029 134,513
Norbord, Inc.
140,000 5.750%,  7/15/2027
g
127,400
Novelis Corporation
165,000 5.875%,  9/30/2026
g
160,429
40,000 4.750%,  1/30/2030
g
35,600
Olin Corporation
165,000 5.125%,  9/15/2027 150,711
Peabody Securities Finance
Corporation
180,000 6.375%,  3/31/2025
g
106,542
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 104,853
Syngenta Finance NV
250,000 3.933%,  4/23/2021
g
246,837
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 297,402
Tronox Finance plc
140,000 5.750%,  10/1/2025
g
123,900
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 131,520
70,000 6.875%,  11/21/2036 81,376
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Basic Materials (0.4%) - continued
WestRock Company
$ 70,000 3.750%,  3/15/2025 $ 73,947
Total 3,965,241
Capital Goods (0.6%)
AECOM
230,000 5.125%,  3/15/2027 234,025
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
145,159
Ardagh Packaging Finance plc
240,000 6.000%,  2/15/2025
g
240,209
Building Materials Corporation of
America
190,000 6.000%,  10/15/2025
g
195,700
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 135,263
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 181,398
CNH Industrial NV
110,000 3.850%,  11/15/2027 109,484
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 115,200
Crown Cork & Seal Company, Inc.
240,000 7.375%,  12/15/2026 262,800
Emerson Electric Company
275,000 1.800%,  10/15/2027 274,864
H&E Equipment Services, Inc.
145,000 5.625%,  9/1/2025 138,127
Howmet Aerospace, Inc.
235,000 6.875%,  5/1/2025 240,315
Ingersoll-Rand Luxembourg Finance
SA
200,000 3.500%,  3/21/2026 211,502
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024
g
329,477
Lockheed Martin Corporation
160,000 3.600%,  3/1/2035 190,257
184,000 4.500%,  5/15/2036 229,268
40,000 6.150%,  9/1/2036 57,085
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 349,115
Owens-Brockway Glass Container,
Inc.
195,000 5.000%,  1/15/2022
g
196,950
Republic Services, Inc.
125,000 2.900%,  7/1/2026 132,715
Reynolds Group Issuer, Inc.
245,000 5.125%,  7/15/2023
g
246,225
Rockwell Collins, Inc.
310,000 2.800%,  3/15/2022 317,826
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 79,045
104,000 4.200%,  9/15/2028 116,703
Spirit AeroSystems, Inc.
130,000 7.500%,  4/15/2025
g
128,050
Textron, Inc.
275,000 3.375%,  3/1/2028 267,534
TransDigm, Inc.
75,000 6.250%,  3/15/2026
g
73,406
200,000 5.500%,  11/15/2027
g
169,000

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Capital Goods (0.6%) - continued
United Rentals North America, Inc.
$ 40,000 4.875%,  1/15/2028 $ 39,800
280,000 4.000%,  7/15/2030 263,900
United Technologies Corporation
200,000 4.450%,  11/16/2038 247,842
175,000 3.750%,  11/1/2046 205,643
Total 6,123,887
Collateralized Mortgage Obligations (1.5%)
Ajax Mortgage Loan Trust
494,795
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
499,154
Alternative Loan Trust
174,665
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 123,092
Angel Oak Mortgage Trust I, LLC
290,803
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
297,006
677,848
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,g
684,116
Bellemeade Re, Ltd.
138,886
2.087%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
133,916
231,767
1.587%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,g
226,339
BRAVO Residential Funding Trust
305,293
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
307,838
329,904
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,g
327,189
CHL Mortgage Pass-Through Trust
1,136,252
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 872,105
CIM Trust
760,618
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
770,689
Citicorp Mortgage Securities, Inc.
465,570
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 432,899
Citigroup Mortgage Loan Trust, Inc.
102,841
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 99,539
COLT Funding, LLC
173,920
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
174,031
Countrywide Alternative Loan Trust
191,144
3.357%,  10/25/2035, Ser.
2005-43, Class 4A1
b
167,091
156,006
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 83,153
462,737
7.000%,  10/25/2037, Ser.
2007-24, Class A10 248,314
Countrywide Home Loans, Inc.
119,255
5.750%,  4/25/2037, Ser.
2007-3, Class A27 87,988
Credit Suisse Mortgage Capital
Certificates
442,624
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
411,387
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Credit Suisse Mortgage Trust
$ 634,199
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
$ 657,891
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
60,217
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 52,066
Ellington Financial Mortgage Trust
708,347
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
716,473
Federal Home Loan Mortgage
Corporation - REMIC
516,934
3.000%,  2/15/2033, Ser.
4170, Class IG
i
48,462
586,704
3.000%,  3/15/2033, Ser.
4180, Class PI
i
58,880
Federal National Mortgage
Association - REMIC
1,143,454
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
72,485
FWD Securitization Trust
498,676
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
491,993
Galton Funding Mortgage Trust
2017-1
333,046
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
338,485
GCAT Trust
227,230
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
230,571
Greenpoint Mortgage Funding Trust
498,155
0.687%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
412,356
GS Mortgage-Backed Securities Trust
350,862
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
347,047
MASTR Alternative Loans Trust
281,506
0.937%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
52,140
Merrill Lynch Alternative Note Asset
Trust
100,320
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 66,307
MFRA Trust
362,255
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
327,119
Preston Ridge Partners Mortgage
Trust, LLC
358,118
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
340,713
432,373
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
391,203
RCO Mortgage, LLC
284,308
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
273,859
386,021
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
380,026
Residential Accredit Loans, Inc. Trust
173,485
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 164,982

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 67,366
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 $ 62,620
Residential Asset Securitization Trust
246,232
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 188,896
Sequoia Mortgage Trust
451,695
3.641%,  9/20/2046, Ser.
2007-1, Class 4A1
b
329,166
Toorak Mortgage Corporation
950,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
851,645
Verus Securitization Trust
86,171
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
85,240
91,487
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
90,653
69,064
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
69,145
138,129
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
138,271
516,346
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
514,049
285,682
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
277,852
WaMu Mortgage Pass Through
Certificates
72,800
3.725%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
63,697
67,555
3.694%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
60,763
Total 14,100,901
Commercial Mortgage-Backed Securities (0.4%)
Citigroup Commercial Mortgage Trust
650,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 695,562
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
396,431
3.000%,  3/15/2045, Ser.
4741, Class GA 412,526
Federal National Mortgage
Association - ACES
750,000
3.776%,  8/25/2030, Ser.
2018-M12, Class A2
b
890,190
GS Mortgage Securities Trust
800,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 840,180
UBS Commercial Mortgage Trust
500,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 510,192
Total 3,348,650
Communications Services (1.4%)
AMC Networks, Inc.
145,000 5.000%,  4/1/2024 140,577
American Tower Corporation
135,000 2.900%,  1/15/2030 141,307
AT&T, Inc.
275,000 4.350%,  3/1/2029 308,956
163,000 4.300%,  2/15/2030 183,679
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Communications Services (1.4%) - continued
$ 175,000 5.250%,  3/1/2037 $ 207,375
200,000 4.900%,  8/15/2037 231,065
120,000 6.350%,  3/15/2040 156,481
160,000 5.550%,  8/15/2041 194,646
270,000 5.450%,  3/1/2047 341,312
British Sky Broadcasting Group plc
140,000 3.125%,  11/26/2022
g
147,200
British Telecommunications plc
250,000 4.500%,  12/4/2023 271,284
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
130,014
120,000 5.125%,  5/1/2027
g
124,602
300,000 4.750%,  3/1/2030
g
306,000
110,000 4.500%,  8/15/2030
g
110,550
Charter Communications Operating,
LLC
77,000 6.834%,  10/23/2055 102,967
150,000 4.500%,  2/1/2024 162,345
225,000 4.200%,  3/15/2028 249,901
330,000 6.484%,  10/23/2045 430,028
Clear Channel Worldwide Holdings,
Inc.
140,000 5.125%,  8/15/2027
g
131,544
Comcast Corporation
225,000 4.950%,  10/15/2058 315,164
185,000 4.049%,  11/1/2052 225,180
150,000 2.750%,  3/1/2023 157,577
140,000 3.950%,  10/15/2025 157,791
225,000 4.250%,  10/15/2030 270,718
145,000 4.400%,  8/15/2035 179,691
212,000 4.750%,  3/1/2044 274,836
125,000 4.600%,  8/15/2045 159,377
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
239,161
80,000 4.600%,  8/15/2047
g
91,519
Crown Castle International
Corporation
138,000 5.250%,  1/15/2023 150,931
67,000 3.200%,  9/1/2024 71,083
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
g
93,150
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 241,210
Embarq Corporation
120,000 7.995%,  6/1/2036 123,600
Fox Corporation
165,000 3.500%,  4/8/2030 177,140
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
g
174,569
Gray Television, Inc.
140,000 5.875%,  7/15/2026
g
134,400
iHeartCommunications, Inc.
180,000 4.750%,  1/15/2028
g
155,700
Lamar Media Corporation
90,000 3.750%,  2/15/2028
g
82,856
Level 3 Financing, Inc.
340,000 4.625%,  9/15/2027
g
336,872
Neptune Finco Corporation
281,000 10.875%,  10/15/2025
g
303,747
Netflix, Inc.
320,000 4.875%,  4/15/2028 340,298

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Communications Services (1.4%) - continued
Nexstar Escrow Corporation
$ 104,000 5.625%,  8/1/2024
g
$ 101,140
160,000 5.625%,  7/15/2027
g
152,800
Nielsen Finance, LLC
130,000 5.000%,  4/15/2022
g
128,064
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 101,241
90,000 4.200%,  6/1/2030 95,979
SFR Group SA
190,000 7.375%,  5/1/2026
g
198,550
Sirius XM Radio, Inc.
240,000 5.000%,  8/1/2027
g
245,460
Sprint Corporation
250,000 7.250%,  9/15/2021 262,188
255,000 7.625%,  2/15/2025 294,551
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 162,300
Telesat Canada / Telesat, LLC
210,000 4.875%,  6/1/2027
g
204,750
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 312,421
T-Mobile USA, Inc.
370,000 4.500%,  2/1/2026 381,211
300,000 3.750%,  4/15/2027
g
321,609
250,000 4.375%,  4/15/2040
g
282,390
VeriSign, Inc.
140,000 4.750%,  7/15/2027 149,129
Verizon Communications, Inc.
216,000 3.376%,  2/15/2025 236,745
100,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
99,430
605,000 4.272%,  1/15/2036 721,457
Viacom, Inc.
90,000 4.250%,  9/1/2023 94,924
120,000 5.850%,  9/1/2043 135,808
Virgin Media Secured Finance plc
210,000 5.500%,  8/15/2026
g
216,752
Vodafone Group plc
200,000 4.875%,  6/19/2049 238,361
Windstream Services, LLC
140,000 8.625%,  10/31/2025
f,g
84,000
Ziggo BV
130,000 5.500%,  1/15/2027
g
132,236
Total 13,881,899
Consumer Cyclical (1.0%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
g
241,738
Allison Transmission, Inc.
210,000 5.000%,  10/1/2024
g
201,600
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 242,975
120,000 4.050%,  8/22/2047 156,088
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 199,675
Brookfield Property REIT, Inc.
90,000 5.750%,  5/15/2026
g
72,000
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Consumer Cyclical (1.0%) - continued
Brookfield Residential Properties,
Inc.
$ 250,000 6.250%,  9/15/2027
g
$ 228,750
Cedar Fair, LP
110,000 5.250%,  7/15/2029
g
94,600
Costco Wholesale Corporation
275,000 1.375%,  6/20/2027 276,121
D.R. Horton, Inc.
200,000 2.550%,  12/1/2020 199,355
Ford Motor Company
50,000 9.000%,  4/22/2025 48,625
30,000 9.625%,  4/22/2030 29,475
Ford Motor Credit Company, LLC
60,000 3.200%,  1/15/2021 57,900
125,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
110,469
300,000 4.063%,  11/1/2024 263,250
290,000 4.134%,  8/4/2025 246,190
General Motors Company
275,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
262,431
General Motors Financial Company,
Inc.
92,000 4.200%,  3/1/2021 91,371
210,000 3.150%,  6/30/2022 200,090
80,000 3.950%,  4/13/2024 75,961
120,000 4.300%,  7/13/2025 112,594
Hanesbrands, Inc.
180,000 4.875%,  5/15/2026
g
181,152
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
g
65,618
Hilton Domestic Operating Company,
Inc.
240,000 4.875%,  1/15/2030 229,800
Home Depot, Inc.
205,000 5.400%,  9/15/2040 282,101
120,000 4.250%,  4/1/2046 150,480
395,000 3.900%,  6/15/2047 464,660
Hyundai Capital America
250,000 3.000%,  6/20/2022
g
246,473
L Brands, Inc.
65,000 6.694%,  1/15/2027 45,825
Landry's, Inc.
130,000 6.750%,  10/15/2024
g
101,400
Lennar Corporation
170,000 4.125%,  1/15/2022 170,673
365,000 4.875%,  12/15/2023 374,125
Mastercard, Inc.
220,000 3.300%,  3/26/2027 245,079
140,000 3.950%,  2/26/2048 175,575
Mattamy Group Corporation
230,000 5.250%,  12/15/2027
g
215,625
McDonald's Corporation
65,000 2.750%,  12/9/2020 65,657
275,000 2.125%,  3/1/2030 273,812
250,000 4.450%,  3/1/2047 305,706
MGM Resorts International
230,000 6.000%,  3/15/2023 223,675
Prime Security Services Borrower,
LLC
250,000 5.750%,  4/15/2026
g
246,325

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Consumer Cyclical (1.0%) - continued
Ryman Hospitality Properties, Inc.
$ 40,000 4.750%,  10/15/2027
g
$ 34,900
Scientific Games International, Inc.
120,000 5.000%,  10/15/2025
g
104,796
40,000 7.000%,  5/15/2028
g
28,800
ServiceMaster Company, LLC
230,000 5.125%,  11/15/2024
g
234,646
Six Flags Entertainment Corporation
70,000 5.500%,  4/15/2027
g
60,599
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
g
62,088
Staples, Inc.
140,000 7.500%,  4/15/2026
g
110,600
Target Corporation
275,000 2.250%,  4/15/2025 289,368
TJX Companies, Inc.
275,000 3.750%,  4/15/2027 300,041
175,000 3.875%,  4/15/2030 195,276
Visa, Inc.
165,000 1.900%,  4/15/2027 170,621
275,000 2.700%,  4/15/2040 287,289
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
288,042
Walmart, Inc.
175,000 3.250%,  7/8/2029 199,452
Yum! Brands, Inc.
180,000 4.750%,  1/15/2030
g
183,600
Total 10,025,137
Consumer Non-Cyclical (1.9%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 42,735
340,000 4.750%,  11/30/2036 443,499
AbbVie, Inc.
230,000 3.600%,  5/14/2025 249,662
150,000 2.950%,  11/21/2026
g
158,762
94,000 4.700%,  5/14/2045 111,477
350,000 4.875%,  11/14/2048 440,705
Albertson's Companies, Inc.
200,000 7.500%,  3/15/2026
g
218,500
80,000 4.625%,  1/15/2027
g
80,400
Allergan, Inc.
200,000 2.800%,  3/15/2023 203,944
Altria Group, Inc.
125,000 4.400%,  2/14/2026 138,605
225,000 5.800%,  2/14/2039 268,024
Amgen, Inc.
275,000 3.375%,  2/21/2050
j
294,342
75,000 3.125%,  5/1/2025 81,428
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 288,801
320,000 4.700%,  2/1/2036 355,705
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 559,560
250,000 4.375%,  4/15/2038 269,375
Anthem, Inc.
250,000 3.125%,  5/15/2050 249,370
220,000 4.625%,  5/15/2042 267,158
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Consumer Non-Cyclical (1.9%) - continued
Aramark Services, Inc.
$ 120,000 6.375%,  5/1/2025
g
$ 124,800
Avantor, Inc.
140,000 6.000%,  10/1/2024
g
147,560
B&G Foods, Inc.
140,000 5.250%,  9/15/2027 141,551
BAT Capital Corporation
120,000 3.222%,  8/15/2024 124,487
160,000 4.540%,  8/15/2047 166,256
Bausch Health Companies, Inc.
115,000 7.000%,  1/15/2028
g
119,312
30,000 5.000%,  1/30/2028
g
28,719
30,000 5.250%,  1/30/2030
g
29,700
Baxalta, Inc.
105,000 4.000%,  6/23/2025 114,909
Becton, Dickinson and Company
187,000 3.734%,  12/15/2024 201,843
160,000 3.700%,  6/6/2027 173,635
Biogen, Inc.
250,000 5.200%,  9/15/2045 325,482
Boston Scientific Corporation
120,000 7.375%,  1/15/2040 187,521
Bristol-Myers Squibb Company
150,000 2.875%,  8/15/2020
g
150,779
Bunge, Ltd. Finance Corporation
36,000 3.500%,  11/24/2020 36,192
Campbell Soup Company
90,000 2.375%,  4/24/2030 90,900
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
210,217
Centene Corporation
275,000 4.750%,  1/15/2025 281,421
40,000 4.250%,  12/15/2027
g
41,850
90,000 4.625%,  12/15/2029
g
98,550
Cigna Corporation
50,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
48,455
240,000 4.125%,  11/15/2025 269,116
150,000 3.050%,  10/15/2027 154,267
295,000 4.800%,  8/15/2038 358,161
Clorox Company
270,000 3.100%,  10/1/2027 297,953
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 189,667
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 201,712
110,000 2.875%,  5/1/2030 111,685
CVS Health Corporation
94,000 3.700%,  3/9/2023 99,670
50,000 4.000%,  12/5/2023 53,892
245,000 4.100%,  3/25/2025 270,466
275,000 3.625%,  4/1/2027 299,350
270,000 4.875%,  7/20/2035 329,525
Encompass Health Corporation
150,000 4.500%,  2/1/2028 150,285
Energizer Holdings, Inc.
271,000 5.500%,  6/15/2025
g
274,144
Express Scripts Holding Company
355,000 4.800%,  7/15/2046 394,926
General Mills, Inc.
150,000 2.875%,  4/15/2030 160,227

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Consumer Non-Cyclical (1.9%) - continued
HCA, Inc.
$ 350,000 5.375%,  2/1/2025 $ 376,299
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
200,166
JBS USA, LLC
90,000 5.750%,  6/15/2025
g
91,126
260,000 5.500%,  1/15/2030
g
263,250
Keurig Dr. Pepper, Inc.
250,000 3.200%,  5/1/2030 266,680
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 183,745
220,000 3.900%,  5/4/2047 272,856
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 141,921
Kraft Heinz Foods Company
325,000 3.375%,  6/15/2021 329,705
220,000 4.625%,  1/30/2029 231,542
210,000 3.750%,  4/1/2030
g
213,344
Kroger Company
105,000 2.800%,  8/1/2022 108,706
Medtronic, Inc.
322,000 4.375%,  3/15/2035 408,641
13,000 4.625%,  3/15/2045 17,528
Merck & Company, Inc.
50,000 3.700%,  2/10/2045 60,124
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 95,289
Mylan, Inc.
55,000 3.125%,  1/15/2023
g
55,571
Nestle Holdings, Inc.
200,000 3.900%,  9/24/2038
g
242,370
Par Pharmaceutical, Inc.
120,000 7.500%,  4/1/2027
g
121,536
Post Holdings, Inc.
150,000 5.750%,  3/1/2027
g
153,562
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 349,371
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
170,910
Scotts Miracle-Gro Company
140,000 4.500%,  10/15/2029 136,500
Shire Acquisitions Investments
Ireland Designated Activity
Company
252,000 2.400%,  9/23/2021 255,799
Simmons Foods, Inc.
85,000 5.750%,  11/1/2024
g
79,050
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
g
142,682
Spectrum Brands, Inc.
210,000 5.750%,  7/15/2025 209,475
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 59,208
180,000 5.125%,  11/1/2027
g
177,750
Teva Pharmaceutical Finance
Netherlands III BV
140,000 2.800%,  7/21/2023 128,625
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 186,070
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 95,125
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Consumer Non-Cyclical (1.9%) - continued
UnitedHealth Group, Inc.
$ 225,000 2.950%,  10/15/2027 $ 243,737
505,000 4.625%,  7/15/2035 635,791
VRX Escrow Corporation
475,000 6.125%,  4/15/2025
g
480,047
Zoetis, Inc.
275,000 4.700%,  2/1/2043 352,749
Total 18,718,087
Energy (1.2%)
Archrock Partners, LP
150,000 6.250%,  4/1/2028
g
111,750
BP Capital Markets America, Inc.
50,000 3.119%,  5/4/2026 52,151
550,000 3.543%,  4/6/2027 576,699
BP Capital Markets plc
135,000 3.535%,  11/4/2024 142,606
312,000 3.279%,  9/19/2027 322,769
Buckeye Partners, LP
50,000 4.125%,  3/1/2025
g
46,250
100,000 3.950%,  12/1/2026 90,500
40,000 4.125%,  12/1/2027 35,700
Canadian Oil Sands, Ltd.
115,000 9.400%,  9/1/2021
g
123,395
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 258,012
Chesapeake Energy Corporation
77,000 11.500%,  1/1/2025
g
2,117
ConocoPhillips
220,000 6.500%,  2/1/2039 315,117
Continental Resources, Inc.
75,000 5.000%,  9/15/2022 70,500
125,000 4.500%,  4/15/2023 110,547
Diamondback Energy, Inc.
375,000 3.500%,  12/1/2029 323,947
El Paso Pipeline Partners Operating
Company, LLC
130,000 4.300%,  5/1/2024 137,842
Enagas SA
385,000 5.500%,  1/15/2028
g
263,725
Enbridge, Inc.
165,000 2.900%,  7/15/2022 165,918
Endeavor Energy Resources, LP
70,000 5.750%,  1/30/2028
g
60,900
Energy Transfer Operating, LP
85,000 4.200%,  9/15/2023 83,572
275,000 6.000%,  6/15/2048 258,201
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 139,523
50,000 5.150%,  2/1/2043 41,288
EnLink Midstream Partners, LP
150,000 4.850%,  7/15/2026 91,500
EOG Resources, Inc.
250,000 4.375%,  4/15/2030 278,852
EQT Corporation
150,000 3.900%,  10/1/2027 126,000
Equinor ASA
375,000 3.000%,  4/6/2027 393,394
Exxon Mobil Corporation
275,000 4.327%,  3/19/2050 335,581

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Energy (1.2%) - continued
$ 500,000 3.452%,  4/15/2051 $ 542,128
Kinder Morgan Energy Partners, LP
215,000 6.500%,  9/1/2039 247,214
Kinder Morgan, Inc.
225,000 6.500%,  9/15/2020 227,589
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 140,754
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 266,131
35,000 6.500%,  3/1/2041 36,717
MPLX, LP
250,000 4.875%,  12/1/2024 248,264
264,000 4.875%,  6/1/2025 257,450
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 95,018
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 27,600
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
g
15,200
Newfield Exploration Company
60,000 5.625%,  7/1/2024 42,916
128,000 5.375%,  1/1/2026 88,280
Noble Energy, Inc.
300,000 5.050%,  11/15/2044 219,196
Occidental Petroleum Corporation
90,000 2.700%,  8/15/2022 78,300
180,000 2.900%,  8/15/2024 136,746
60,000 3.400%,  4/15/2026 42,900
ONEOK, Inc.
220,000 2.200%,  9/15/2025 190,224
Parsley Energy, LLC
185,000 5.625%,  10/15/2027
g
158,175
Petrobras Global Finance BV
118,000 5.093%,  1/15/2030
g
107,557
Pioneer Natural Resources Company
90,000 4.450%,  1/15/2026 94,751
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 185,501
250,000 3.550%,  12/15/2029 213,389
Regency Energy Partners, LP
50,000 5.875%,  3/1/2022 50,836
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 128,970
150,000 5.625%,  4/15/2023 155,946
175,000 5.750%,  5/15/2024 183,401
Schlumberger Holdings Corporation
180,000 4.000%,  12/21/2025
g
181,626
Southwestern Energy Company
195,000 7.500%,  4/1/2026
j
174,619
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 159,742
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 140,448
Sunoco, LP
90,000 5.875%,  3/15/2028 85,500
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 161,500
Transocean, Inc.
215,000 7.250%,  11/1/2025
g
83,313
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Energy (1.2%) - continued
Viper Energy Partners, LP
$ 180,000 5.375%,  11/1/2027
g
$ 161,100
W&T Offshore, Inc.
145,000 9.750%,  11/1/2023
g
47,850
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 170,280
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 264,357
Williams Partners, LP
100,000 4.000%,  11/15/2021 101,382
70,000 3.600%,  3/15/2022 70,812
100,000 4.500%,  11/15/2023 103,799
20,000 6.300%,  4/15/2040 23,006
WPX Energy, Inc.
210,000 5.750%,  6/1/2026 190,323
50,000 4.500%,  1/15/2030 40,750
Total 11,299,916
Financials (3.3%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 179,934
AerCap Ireland Capital, Ltd.
40,000 4.625%,  10/30/2020 39,490
14,000 4.625%,  7/1/2022 13,213
160,000 3.500%,  1/15/2025 137,975
175,000 3.875%,  1/23/2028 147,045
Aircastle, Ltd.
325,000 5.000%,  4/1/2023 307,191
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 205,000
American International Group, Inc.
255,000 3.750%,  7/10/2025 272,069
250,000 3.900%,  4/1/2026 270,449
AvalonBay Communities, Inc.
125,000 3.500%,  11/15/2025 131,718
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
220,835
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
97,116
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
205,250
Banco Santander SA
400,000
2.431%,  (LIBOR 3M + 1.120%),
4/12/2023
b
385,659
Bank of America Corporation
125,000 3.499%,  5/17/2022
b
127,359
175,000 2.881%,  4/24/2023
b
178,814
184,000 4.000%,  4/1/2024 199,700
200,000 4.200%,  8/26/2024 216,271
300,000 4.000%,  1/22/2025 323,981
225,000 3.458%,  3/15/2025
b
237,651
225,000 3.093%,  10/1/2025
b
236,166
180,000 3.824%,  1/20/2028
b
196,625
275,000 2.496%,  2/13/2031
b
277,991
165,000 2.592%,  4/29/2031
b
168,904
Bank of Nova Scotia
185,000 2.700%,  3/7/2022 190,394
Barclays Bank plc
46,000 10.179%,  6/12/2021
g
49,280
Barclays plc
310,000 3.250%,  1/12/2021 312,229

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Financials (3.3%) - continued
$ 225,000 4.610%,  2/15/2023
b
$ 233,875
236,000 3.650%,  3/16/2025 245,228
Boston Properties, LP
150,000 4.500%,  12/1/2028 169,725
BPCE SA
315,000 3.500%,  10/23/2027
g
330,044
Camden Property Trust
250,000 3.150%,  7/1/2029 263,889
Capital One Financial Corporation
160,000 3.050%,  3/9/2022 162,461
200,000 4.200%,  10/29/2025 205,345
Capital One NA
250,000 2.150%,  9/6/2022 249,140
Cascades USA, Inc.
130,000 5.125%,  1/15/2026
g
130,000
CIT Group, Inc.
195,000 5.000%,  8/15/2022 194,025
50,000 5.250%,  3/7/2025 49,390
Citigroup, Inc.
139,000 4.050%,  7/30/2022 145,878
140,000 3.142%,  1/24/2023
b
143,385
370,000 4.400%,  6/10/2025 401,621
160,000 3.200%,  10/21/2026 168,611
340,000 3.668%,  7/24/2028
b
363,368
120,000 4.125%,  7/25/2028 129,470
225,000 3.520%,  10/27/2028
b
238,721
300,000 3.878%,  1/24/2039
b
321,945
162,000 4.650%,  7/23/2048 198,351
CNA Financial Corporation
100,000 3.900%,  5/1/2029 103,998
Comerica, Inc.
75,000 3.700%,  7/31/2023 78,919
Commerzbank AG
200,000 8.125%,  9/19/2023
g
220,804
Compass Bank
250,000 3.500%,  6/11/2021 252,106
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 266,301
278,000 4.625%,  12/1/2023 297,220
Credit Agricole SA
250,000 3.250%,  1/14/2030
g
252,701
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,k
199,500
250,000 3.869%,  1/12/2029
b,g
264,576
Credit Suisse Group Funding
(Guernsey), Ltd.
100,000 3.125%,  12/10/2020 100,719
Credit Suisse Group Funding, Ltd.
184,000 3.750%,  3/26/2025 194,876
Danske Bank AS
200,000 3.244%,  12/20/2025
b,g
199,974
Deutsche Bank AG
275,000 3.375%,  5/12/2021 275,223
100,000 4.250%,  10/14/2021 100,654
225,000 3.961%,  11/26/2025
b
219,950
Discover Bank
260,000 4.682%,  8/9/2028
b
263,744
Duke Realty, LP
150,000 2.875%,  11/15/2029 155,606
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Financials (3.3%) - continued
ERP Operating, LP
$ 54,000 3.375%,  6/1/2025 $ 56,727
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 267,016
Fifth Third Bancorp
135,000 2.600%,  6/15/2022 137,472
Five Corners Funding Trust
445,000 4.419%,  11/15/2023
g
489,659
GE Capital International Funding
Company
210,000 4.418%,  11/15/2035 218,427
Goldman Sachs Group, Inc.
300,000 5.375%,  6/1/2020
b,k
278,625
285,000 2.876%,  10/31/2022
b
289,455
176,000 2.908%,  6/5/2023
b
179,895
200,000 3.625%,  2/20/2024 211,749
210,000 4.750%,  10/21/2045 254,078
HCP, Inc.
100,000 3.400%,  2/1/2025 103,430
HSBC Holdings plc
200,000 6.875%,  6/1/2021
b,k
200,500
125,000 2.650%,  1/5/2022 126,902
275,000 3.803%,  3/11/2025
b
292,637
350,000 3.900%,  5/25/2026 380,783
300,000 4.950%,  3/31/2030 355,164
Icahn Enterprises, LP
170,000 6.375%,  12/15/2025 169,150
80,000 6.250%,  5/15/2026 78,610
ING Groep NV
200,000 3.150%,  3/29/2022 205,069
250,000 4.100%,  10/2/2023 267,467
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 78,211
Iron Mountain, Inc.
125,000 6.000%,  8/15/2023 126,250
150,000 4.875%,  9/15/2027
g
146,250
J.P. Morgan Chase & Company
230,000 2.700%,  5/18/2023 238,290
105,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
104,869
200,000 3.625%,  5/13/2024 215,390
200,000 3.875%,  9/10/2024 215,083
145,000 3.125%,  1/23/2025 153,687
425,000 3.900%,  7/15/2025 467,196
150,000 3.300%,  4/1/2026 161,288
275,000 4.203%,  7/23/2029
b
310,708
175,000 2.522%,  4/22/2031
b
178,632
260,000 3.882%,  7/24/2038
b
293,104
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 320,252
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
g
84,414
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
228,579
450,000 3.870%,  7/9/2025
b
473,231
MetLife, Inc.
210,000 4.050%,  3/1/2045 246,017
Mitsubishi UFJ Financial Group, Inc.
455,000 3.455%,  3/2/2023 474,042
200,000 3.287%,  7/25/2027 212,485

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Financials (3.3%) - continued
Morgan Stanley
$ 80,000 5.550%,  7/15/2020
b,k
$ 73,600
198,000 2.750%,  5/19/2022 202,986
135,000 4.875%,  11/1/2022 144,260
185,000 3.125%,  1/23/2023 192,379
110,000 2.188%,  4/28/2026
b
111,197
275,000 4.350%,  9/8/2026 302,850
240,000 3.591%,  7/22/2028
b
259,586
350,000 3.622%,  4/1/2031
b,j
384,731
MPT Operating Partnership, LP
125,000 6.375%,  3/1/2024 129,086
125,000 4.625%,  8/1/2029 124,297
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 148,575
110,000 3.850%,  6/30/2026 120,942
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
205,092
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
g
200,750
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
99,053
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 185,665
Quicken Loans, Inc.
240,000 5.750%,  5/1/2025
g
235,200
Realty Income Corporation
175,000 4.125%,  10/15/2026 191,376
Regency Centers, LP
290,000 4.125%,  3/15/2028 310,066
Reinsurance Group of America, Inc.
160,000 4.700%,  9/15/2023 168,550
43,000 3.900%,  5/15/2029 45,144
Royal Bank of Scotland Group plc
75,000 6.125%,  12/15/2022 80,366
100,000 6.100%,  6/10/2023 108,269
200,000 3.875%,  9/12/2023 209,385
250,000 4.269%,  3/22/2025
b
266,470
200,000 4.445%,  5/8/2030
b
223,138
Santander UK Group Holdings plc
160,000 2.875%,  10/16/2020 160,923
Simon Property Group, LP
160,000 4.250%,  11/30/2046 157,681
Societe Generale SA
132,000 4.750%,  11/24/2025
g
139,527
Springleaf Finance Corporation
140,000 6.875%,  3/15/2025 132,398
110,000 7.125%,  3/15/2026 101,953
Standard Chartered plc
250,000 2.819%,  1/30/2026
b,g
249,496
Sumitomo Mitsui Financial Group,
Inc.
160,000 2.784%,  7/12/2022 163,576
135,000 3.102%,  1/17/2023 139,900
120,000 3.010%,  10/19/2026 126,445
Synchrony Financial
70,000 4.250%,  8/15/2024 68,397
350,000 3.950%,  12/1/2027 322,105
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
151,687
UBS Group Funding Switzerland AG
190,000 3.491%,  5/23/2023
g
195,533
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Financials (3.3%) - continued
Ventas Realty, LP
$ 190,000 3.100%,  1/15/2023 $ 187,900
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
g
46,729
30,000 3.750%,  2/15/2027
g
27,900
50,000 4.625%,  12/1/2029
g
46,188
30,000 4.125%,  8/15/2030
g
27,300
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 318,619
Wells Fargo & Company
190,000 2.625%,  7/22/2022 194,568
185,000 3.069%,  1/24/2023 189,404
160,000 3.450%,  2/13/2023 166,578
200,000 4.125%,  8/15/2023 213,169
205,000 3.000%,  2/19/2025 215,119
300,000 3.000%,  4/22/2026 314,299
163,000 3.000%,  10/23/2026 170,431
307,000 4.900%,  11/17/2045 369,761
Welltower, Inc.
75,000 3.950%,  9/1/2023 76,579
ZB NA
290,000 3.500%,  8/27/2021 291,296
Total 32,098,919
Mortgage-Backed Securities (13.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
5,093,942 3.500%,  5/1/2034 5,386,876
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,254,444 3.000%,  3/25/2050 8,723,086
5,036,413 3.000%,  4/1/2050 5,322,360
4,395,919 3.500%,  7/1/2047 4,671,217
5,621,107 3.000%,  8/1/2047 5,949,985
Federal National Mortgage
Association
490,894 3.230%,  11/1/2020 491,028
2,057,039 4.500%,  5/1/2048 2,223,316
4,134,824 3.500%,  10/1/2048 4,378,039
4,914,035 3.500%,  2/1/2049 5,188,460
2,773,695 3.500%,  6/1/2049 2,940,100
4,680,648 3.500%,  8/1/2049 4,968,545
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
20,190,000 2.000%,  6/1/2034
e
20,794,123
8,410,000 2.500%,  6/1/2034
e
8,784,179
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
19,300,000 2.500%,  5/1/2050
e
20,096,879
7,559,340 4.000%,  7/1/2048 8,045,421
6,400,000 3.000%,  5/1/2049
e
6,756,000
1,878,000 3.000%,  6/1/2049
e
1,980,183
11,875,000 2.500%,  7/1/2049
e
12,345,170
Total 129,044,967
Technology (1.2%)
Adobe, Inc.
125,000 2.150%,  2/1/2027 130,832

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Technology (1.2%) - continued
Apple, Inc.
$ 170,000 3.200%,  5/11/2027 $ 189,282
100,000 3.000%,  6/20/2027 110,509
365,000 3.000%,  11/13/2027 403,606
490,000 3.750%,  9/12/2047 590,324
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 97,034
Avnet, Inc.
120,000 3.750%,  12/1/2021 121,663
Baidu, Inc.
220,000 3.425%,  4/7/2030 229,848
Broadcom Corporation
164,000 3.875%,  1/15/2027 170,146
200,000 3.500%,  1/15/2028 202,631
Broadcom, Inc.
300,000 4.750%,  4/15/2029
g
330,942
125,000 5.000%,  4/15/2030
g
139,757
CommScope Technologies Finance,
LLC
220,000 6.000%,  6/15/2025
g
195,778
Diamond 1 Finance Corporation
595,000 6.020%,  6/15/2026
g
643,766
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
g
53,200
140,000 6.625%,  8/15/2027
g
76,650
Harland Clarke Holdings Corporation
200,000 8.375%,  8/15/2022
g
143,180
Hewlett Packard Enterprise Company
260,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
255,540
115,000 4.400%,  10/15/2022 120,638
160,000 4.650%,  10/1/2024 170,234
Intel Corporation
550,000 3.100%,  2/15/2060 600,430
KLA Corporation
330,000 3.300%,  3/1/2050 321,649
Lam Research Corporation
275,000 2.875%,  N/A 274,277
Marvell Technology Group, Ltd.
165,000 4.200%,  6/22/2023 170,729
220,000 4.875%,  6/22/2028 240,504
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 111,954
Microsoft Corporation
280,000 4.750%,  11/3/2055 411,866
280,000 4.200%,  11/3/2035 355,606
625,000 3.700%,  8/8/2046 764,262
NCR Corporation
240,000 6.125%,  9/1/2029
g
238,200
NVIDIA Corporation
275,000 3.500%,  4/1/2040 308,272
NXP BV/NXP Funding, LLC
225,000 4.875%,  3/1/2024
g
244,166
Open Text Corporation
160,000 4.125%,  2/15/2030
g
155,632
Oracle Corporation
490,000 2.950%,  5/15/2025 525,585
350,000 2.800%,  4/1/2027 375,111
225,000 3.850%,  7/15/2036 258,780
275,000 3.600%,  4/1/2040 309,253
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Technology (1.2%) - continued
Plantronics, Inc.
$ 150,000 5.500%,  5/31/2023
g
$ 118,845
PTC, Inc.
40,000 3.625%,  2/15/2025
g
39,380
40,000 4.000%,  2/15/2028
g
39,200
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
215,250
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 343,748
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 42,435
80,000 3.125%,  8/15/2027 83,445
Vmware, Inc.
250,000 4.650%,  5/15/2027 264,754
Total 11,188,893
Transportation (0.2%)
Air Canada Pass Through Trust
43,068 3.875%,  3/15/2023
g
36,619
Air Lease Corporation
75,000 3.500%,  1/15/2022 70,981
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 180,516
100,000 5.050%,  3/1/2041 129,437
130,000 4.450%,  3/15/2043 160,495
CSX Corporation
165,000 3.800%,  4/15/2050 189,087
98,000 3.700%,  11/1/2023 105,084
175,000 3.350%,  9/15/2049 186,338
Delta Air Lines, Inc.
130,000 7.000%,  5/1/2025
g
133,237
Hertz Corporation
130,000 5.500%,  10/15/2024
g
26,000
100,000 6.000%,  1/15/2028
g
18,000
NCL Corporation, Ltd.
130,000 3.625%,  12/15/2024
g
83,525
Penske Truck Leasing Company, LP
200,000 3.375%,  2/1/2022
g
203,116
Southwest Airlines Company
250,000 4.750%,  5/4/2023 248,251
United Continental Holdings, Inc.
70,000 4.875%,  1/15/2025 51,100
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 266,147
XPO Logistics, Inc.
225,000 6.750%,  8/15/2024
g
231,660
Total 2,319,593
U.S. Government & Agencies (15.0%)
U.S. Treasury Bonds
2,160,000 2.250%,  11/15/2027 2,431,013
5,450,000 2.875%,  5/15/2028 6,430,361
2,190,000 5.250%,  11/15/2028 3,043,929
4,000,000 1.625%,  8/15/2029 4,361,875
4,750,000 1.500%,  2/15/2030 5,135,938
550,000 4.375%,  5/15/2040 876,863
2,000,000 3.000%,  5/15/2042 2,699,297
4,999,000 2.500%,  5/15/2046 6,345,215
7,300,000 2.875%,  5/15/2049 10,109,359
200,000 2.375%,  11/15/2049 253,031

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
U.S. Government & Agencies (15.0%) - continued
U.S. Treasury Notes
$ 400,000 1.375%,  8/31/2020
l
$ 401,719
5,500,000 1.375%,  9/30/2020 5,528,789
130,000 1.875%,  12/15/2020 131,402
2,750,000 2.500%,  2/28/2021 2,803,281
1,000,000 1.375%,  5/31/2021 1,012,891
9,210,000 1.125%,  8/31/2021 9,324,765
9,850,000 1.500%,  9/30/2021 10,033,533
1,170,000 1.125%,  2/28/2022 1,189,744
4,060,000 1.875%,  7/31/2022 4,211,457
19,985,000 2.000%,  11/30/2022 20,890,571
1,700,000 2.500%,  3/31/2023 1,811,031
11,330,000 2.500%,  1/31/2024 12,254,988
1,350,000 2.125%,  7/31/2024 1,451,619
8,000,000 1.250%,  8/31/2024 8,314,062
2,540,000 2.250%,  11/15/2024 2,756,694
1,090,000 2.125%,  11/30/2024 1,177,924
1,000,000 1.375%,  1/31/2025 1,047,891
7,090,000 2.625%,  1/31/2026 7,962,125
9,300,000 2.500%,  2/28/2026 10,390,934
Total 144,382,301
Utilities (1.2%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 196,003
American Electric Power Company,
Inc.
216,000 2.950%,  12/15/2022 223,474
American Water Capital Corporation
275,000 2.800%,  5/1/2030 293,010
Appalachian Power Company
85,000 3.300%,  6/1/2027 90,602
Arizona Public Service Company
150,000 3.500%,  12/1/2049 165,229
Berkshire Hathaway Energy Company
140,000 4.500%,  2/1/2045 181,473
Calpine Corporation
140,000 4.500%,  2/15/2028
g
135,744
CenterPoint Energy, Inc.
75,000 3.850%,  2/1/2024 80,052
175,000 2.500%,  9/1/2024 180,336
140,000 4.250%,  11/1/2028 152,769
CMS Energy Corporation
120,000 2.950%,  2/15/2027 123,954
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 239,054
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 393,703
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 85,918
Consumers Energy Company
175,000 4.350%,  4/15/2049 237,918
DTE Electric Company
115,000 3.700%,  3/15/2045 135,274
145,000 3.700%,  6/1/2046 169,561
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 378,307
Duke Energy Corporation
160,000 3.750%,  9/1/2046 181,514
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 131,499
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Utilities (1.2%) - continued
Duke Energy Indiana, LLC
$ 185,000 3.750%,  5/15/2046 $ 217,316
Edison International
90,000 2.950%,  3/15/2023 90,013
400,000 5.750%,  6/15/2027 454,020
Energy Transfer Operating, LP
280,000 5.200%,  2/1/2022 282,281
Exelon Corporation
350,000 4.700%,  4/15/2050 448,609
50,000 5.100%,  6/15/2045 64,204
263,000 4.450%,  4/15/2046 313,166
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 51,011
320,000 4.850%,  7/15/2047 411,594
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 70,042
80,000 5.300%,  7/1/2043 96,771
Mississippi Power Company
165,000 3.950%,  3/30/2028 180,698
Monongahela Power Company
150,000 5.400%,  12/15/2043
g
202,505
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 101,080
200,000 3.700%,  3/15/2029 224,751
NextEra Energy Capital Holdings, Inc.
175,000 2.750%,  5/1/2025 186,233
NextEra Energy Operating Partners,
LP
240,000 3.875%,  10/15/2026
g
237,216
NiSource Finance Corporation
88,000 3.490%,  5/15/2027 95,053
255,000 5.650%,  2/1/2045 352,903
NiSource, Inc.
250,000 3.600%,  5/1/2030 278,196
Oncor Electric Delivery Company, LLC
352,000 3.750%,  4/1/2045 426,752
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027
m,n
175,437
175,000 3.950%,  12/1/2047
m,n
171,062
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 266,535
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 162,674
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 237,772
San Diego Gas and Electric Company
270,000 4.150%,  5/15/2048 323,137
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 498,663
Southern California Edison Company
175,000 4.000%,  4/1/2047 193,707
Southern Company
215,000 3.250%,  7/1/2026 229,539
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 255,399
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 70,334

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Principal
Amount Long-Term Fixed Income ( 44 .4% ) Value
Utilities (1.2%) - continued
TerraForm Power Operating, LLC
$ 120,000 5.000%,  1/31/2028
g
$ 125,885
Virginia Electric and Power Company
125,000 4.600%,  12/1/2048 167,624
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
163,184
Total 11,600,760
Total Long-Term Fixed Income
(cost $410,445,522) 428,528,456
Shares
Registered Investment Companies
( 38 .8% ) Value
Unaffiliated  (1.7%)
1,700 Health Care Select Sector SPDR
Fund 169,541
113,400 Invesco Senior Loan ETF 2,379,132
1,719 iShares Dow Jones US Home
Construction Index Fund 62,778
27,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 3,487,590
2,456 ProShares Ultra S&P 500
j
273,353
19,987 SPDR Bloomberg Barclays High Yield
Bond ETF 1,979,313
13,488 SPDR S&P 500 ETF Trust
j
3,917,994
645 SPDR S&P Biotech ETF
j
60,237
3,303 SPDR S&P Regional Banking ETF 125,943
304 VanEck Vectors Oil Services ETF
o
33,373
41,500 Vanguard Short-Term Corporate
Bond ETF 3,364,820
Total 15,854,074
Affiliated  (37.1%)
3,471,388 Thrivent Core Emerging Markets
Debt Fund 31,277,204
424,856 Thrivent Core Emerging Markets
Equity Fund 3,619,770
969,305 Thrivent Core International Equity
Fund 7,628,430
2,477,074 Thrivent Core Low Volatility Equity
Fund 26,851,483
58,959 Thrivent Global Stock Fund, Class S 1,251,700
5,159,877 Thrivent High Yield Fund, Class S 21,723,080
8,052,251 Thrivent Income Fund, Class S 77,140,568
3,941,200 Thrivent International Allocation
Fund, Class S 32,869,609
2,895,654 Thrivent Large Cap Growth Fund,
Class S 38,917,596
3,015,573 Thrivent Large Cap Value Fund,
Class S 57,537,125
3,232,589 Thrivent Limited Maturity Bond Fund,
Class S 39,857,824
692,303 Thrivent Mid Cap Stock Fund, Class S 15,770,653
212,720 Thrivent Small Cap Stock Fund,
Class S 4,048,058
Total 358,493,100
Total Registered Investment
Companies (cost $331,030,818) 374,347,174
Shares Common Stock ( 9 .9% ) Value
Communications Services (0.4%)
804 Activision Blizzard, Inc. 51,239
Shares Common Stock ( 9 .9% ) Value
Communications Services (0.4%) - continued
559 Alphabet, Inc., Class A
o
$ 752,805
295 Alphabet, Inc., Class C
o
397,855
9,033 AMC Entertainment Holdings, Inc.
j
44,442
488 AMC Networks, Inc.
o
11,639
3,219 AT&T, Inc. 98,083
314 Boingo Wireless, Inc.
o
4,377
3,503 CenturyLink, Inc. 37,202
2,386 Cinemark Holdings, Inc. 34,072
3,553 Comcast Corporation 133,699
1,232 Consolidated Communications
Holdings, Inc.
o
7,725
160 Discovery, Inc., Class A
o
3,587
1,341 DISH Network Corporation
o
33,545
1,343 EchoStar Corporation
o
42,372
1,987 Facebook, Inc.
o
406,759
16,285 Gannett Company, Inc. 18,402
400 Hemisphere Media Group, Inc.
o
3,712
2,689 Interpublic Group of Companies, Inc. 45,659
2,628 Lions Gate Entertainment
Corporation, Class A
o
18,764
2,158 Lions Gate Entertainment
Corporation, Class B
o
14,415
6,680 Live Nation Entertainment, Inc.
o
299,732
142 Madison Square Garden
Entertainment Corporation
o
11,743
4,043 Meredith Corporation 59,958
565 News Corporation 5,774
5,278 ORBCOMM, Inc.
o
13,934
11,482 QuinStreet, Inc.
o
116,657
1,146 RingCentral, Inc.
o
261,895
124 Roku, Inc.
o
15,033
531 Scholastic Corporation 15,436
389 Sinclair Broadcast Group, Inc. 6,866
1,434 Take-Two Interactive Software, Inc.
o
173,586
334 Telephone & Data Systems, Inc. 6,553
1,334 Twitter, Inc.
o
38,259
1,315 Uber Technologies, Inc.
o
39,805
3,069 Verizon Communications, Inc. 176,314
834 ViacomCBS, Inc. 14,395
2,472 Walt Disney Company 267,347
966 Zillow Group, Inc.
o
42,060
Total 3,725,700
Consumer Discretionary (1.0%)
1,270 Abercrombie & Fitch Company 13,437
1,256 Adient plc
o
18,815
525 Amazon.com, Inc.
o
1,298,850
636 American Axle & Manufacturing
Holdings, Inc.
o
2,748
2,865 American Eagle Outfitters, Inc. 22,777
155 American Public Education, Inc.
o
3,994
2,336 Aptiv plc 162,469
2,787 At Home Group, Inc.
o
6,549
29 AutoZone, Inc.
o
29,589
1,766 Beazer Homes USA, Inc.
o
12,433
6,640 Bed Bath & Beyond, Inc.
j
41,102
967 Big Lots, Inc. 22,676
482 BJ's Restaurants, Inc. 10,537
143 Booking Holdings, Inc.
o
211,721
169 Boyd Gaming Corporation 2,821
4,160 Bright Horizons Family Solutions,
Inc.
o
484,432
2,103 Burlington Stores, Inc.
o
384,197
814 Caleres, Inc. 6,602
1,136 Camping World Holdings, Inc. 10,076
198 Capri Holdings, Ltd.
o
3,019

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Shares Common Stock ( 9 .9% ) Value
Consumer Discretionary (1.0%) - continued
1,333 Carnival Corporation $ 21,195
1,805 Century Casinos, Inc.
o
8,186
589 Century Communities, Inc.
o
12,616
11,854 Chico's FAS, Inc. 17,781
432 Chipotle Mexican Grill, Inc.
o
379,534
243 Churchill Downs, Inc. 24,353
10,509 Cooper-Standard Holdings, Inc.
o
135,041
201 Cracker Barrel Old Country Store, Inc. 19,577
7,816 Crocs, Inc.
o
189,538
1,909 Culp, Inc. 13,573
745 D.R. Horton, Inc. 35,179
1,027 Dana, Inc. 11,810
859 Dave & Buster's Entertainment, Inc. 12,576
9,144 Designer Brands, Inc. 58,064
578 Dick's Sporting Goods, Inc. 16,987
615 Dine Brands Global, Inc. 27,300
881 Domino's Pizza, Inc. 318,860
3,083 Duluth Holdings, Inc.
o
12,363
1,630 Eldorado Resorts, Inc.
o
34,947
2,695 Emerald Holding, Inc 6,145
1,320 Ethan Allen Interiors, Inc. 14,929
2,283 Etsy, Inc.
o
148,098
2,157 Express, Inc.
o
4,465
1,033 Extended Stay America, Inc. 11,229
4,684 Five Below, Inc.
o
422,309
2,021 Foot Locker, Inc. 51,798
4,497 Fossil, Inc.
o
17,808
5,009 GameStop Corporation
o
28,702
1,152 Gap, Inc. 9,354
1,897 Garrett Motion, Inc.
o
10,339
2,450 Genuine Parts Company 194,236
2,002 Goodyear Tire & Rubber Company 14,354
469 Grand Canyon Education, Inc.
o
40,343
68 Group 1 Automotive, Inc. 3,848
563 GrubHub, Inc.
o
26,906
1,112 Hertz Global Holdings, Inc.
o
4,492
2,620 Home Depot, Inc. 575,955
332 Hooker Furniture Corporation 4,977
490 Hovnanian Enterprises, Inc.
o
6,184
1,215 KB Home 31,882
2,896 Knoll, Inc. 33,767
242 Kohl's Corporation 4,467
2,459 L Brands, Inc. 29,237
1,682 Lear Corporation 164,247
1,119 Lowe's Companies, Inc. 117,215
273 Lululemon Athletica, Inc.
o
61,010
362 Lumber Liquidators Holdings, Inc.
o
2,552
4,730 Macy's, Inc. 27,718
142 Madison Square Garden Sports
Corporation
o
24,327
1,244 Marcus Corporation 18,088
176 Marriott Vacations Worldwide
Corporation 14,608
7,314 Mattel, Inc.
o
63,778
1,351 McDonald's Corporation 253,394
5,416 Michaels Companies, Inc.
o
16,465
928 Modine Manufacturing Company
o
4,297
160 Mohawk Industries, Inc.
o
14,035
6,459 Movado Group, Inc. 66,592
346 Netflix, Inc.
o
145,268
228 Newell Brands, Inc. 3,165
731 NIKE, Inc. 63,729
311 Norwegian Cruise Line Holdings,
Ltd.
o
5,100
98 NVR, Inc.
o
303,800
7,288 Office Depot, Inc. 16,179
Shares Common Stock ( 9 .9% ) Value
Consumer Discretionary (1.0%) - continued
3,817 Ollie's Bargain Outlet Holdings, Inc.
j,o
$ 259,212
2,349 Oxford Industries, Inc. 98,470
1,670 Park Hotels & Resorts, Inc. 15,882
4,057 Party City Holdco, Inc.
o
3,077
5,541 Penn National Gaming, Inc.
o
98,741
7,215 Planet Fitness, Inc.
o
435,281
15,965 Playa Hotels and Resorts NV
o
39,434
123 PVH Corporation 6,055
6,011 Qurate Retail, Inc.
o
48,419
3,556 Red Rock Resorts, Inc. 38,974
515 RH
j,o
74,047
2,620 Ruth's Hospitality Group, Inc. 29,488
1,156 Sally Beauty Holdings, Inc.
o
11,225
2,088 Signet Jewelers, Ltd. 21,005
1,830 Six Flags Entertainment Corporation 36,618
1,874 Skyline Corporation
o
36,937
730 Sony Corporation ADR 46,902
2,361 Standard Motor Products, Inc. 96,069
3,001 Tailored Brands, Inc. 4,982
180 Tapestry, Inc. 2,678
3,245 Taylor Morrison Home Corporation
o
47,215
2,992 Tenneco, Inc.
o
15,528
6,045 Texas Roadhouse, Inc. 284,659
570 Thor Industries, Inc. 37,734
3,636 TJX Companies, Inc. 178,346
1,207 Toll Brothers, Inc. 28,992
1,435 Tri Pointe Homes, Inc.
o
16,474
3,208 Tupperware Brands Corporation 10,330
1,388 Ulta Beauty, Inc.
o
302,473
556 Urban Outfitters, Inc.
o
9,641
985 Vail Resorts, Inc. 168,435
767 Wendy's Company 15,233
61 Williams-Sonoma, Inc. 3,772
1,028 Wingstop, Inc. 120,554
2,288 Workhorse Group, Inc.
o
6,704
626 Wynn Resorts, Ltd. 53,542
4,670 Zumiez, Inc.
o
98,724
Total 9,981,567
Consumer Staples (0.4%)
191 Andersons, Inc. 3,241
1,834 B&G Foods, Inc. 35,616
59 Beyond Meat, Inc.
o
5,840
1,690 BJ's Wholesale Club Holdings, Inc.
o
44,464
2,386 Casey's General Stores, Inc.
j
361,264
441 Central Garden & Pet Company
o
14,527
8,784 Coca-Cola Company 403,098
4,144 Colgate-Palmolive Company 291,199
649 Costco Wholesale Corporation 196,647
19,657 Cott Corporation 201,681
690 Edgewell Personal Care Company
o
19,051
236 Energizer Holdings, Inc. 9,195
2,647 Hain Celestial Group, Inc.
o
68,398
1,306 John B. Sanfilippo & Son, Inc. 107,262
233 Kimberly-Clark Corporation 32,266
2,331 Monster Beverage Corporation
o
144,079
2,510 PepsiCo, Inc. 332,048
1,096 Philip Morris International, Inc. 81,762
3,613 Procter & Gamble Company 425,864
542 Seneca Foods Corporation
o
19,501
2,355 Simply Good Foods Company
o
44,392
557 Sprouts Farmers Markets, Inc.
o
11,574
638 TreeHouse Foods, Inc.
o
33,004
9,527 Turning Point Brands, Inc. 221,979
2,297 United Natural Foods, Inc.
o
24,440
1,484 Vector Group, Ltd. 15,879

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Shares Common Stock ( 9 .9% ) Value
Consumer Staples (0.4%) - continued
2,135 Wal-Mart Stores, Inc. $ 259,509
Total 3,407,780
Energy (0.2%)
4,170 Abraxas Petroleum Corporation
o
1,312
12,054 Antero Midstream Corporation 57,257
330 Apache Corporation 4,316
17,822 Archrock, Inc. 85,724
1,857 BP plc ADR 44,197
17,264 Callon Petroleum Company
o
16,223
4,627 Centennial Resource Development,
Inc.
o
5,460
1,273 Chevron Corporation 117,116
7,334 Cimarex Energy Company 186,430
2,598 CNX Resources Corporation
o
27,539
1,880 Concho Resources, Inc. 106,634
500 ConocoPhillips 21,050
5,065 Continental Resources, Inc.
j
83,015
1,431 Contura Energy, Inc.
o
5,466
3,143 Core Laboratories NV 61,634
2,878 Devon Energy Corporation 35,889
1,668 Diamondback Energy, Inc. 72,625
8,934 EnLink Midstream, LLC 19,833
1,292 Enterprise Products Partners, LP 22,688
2,056 EOG Resources, Inc. 97,681
6,045 EQT Corporation 88,197
4,757 Equitrans Midstream Corporation 39,864
6,485 Euronav NV 69,325
359 Evolution Petroleum Corporation 1,066
2,894 Exterran Corporation
o
19,679
2,151 Exxon Mobil Corporation 99,957
4,283 Frank's International NV
o
10,408
4,637 Gran Tierra Energy, Inc.
o
1,574
7,246 Halliburton Company 76,083
3,487 Helmerich & Payne, Inc. 68,938
2,624 Liberty Oilfield Services, Inc. 12,385
11,760 Marathon Oil Corporation 71,971
1,121 Marathon Petroleum Corporation 35,962
545 Nabors Industries, Ltd.
o
8,028
6,057 NexTier Oilfield Solutions, Inc.
o
14,052
10,976 Nine Energy Service, Inc.
o
15,915
3,227 Oceaneering International, Inc.
o
16,587
502 Oil States International, Inc.
o
1,727
954 ONEOK, Inc. 28,553
6,577 Pacific Drilling SA
j,o
4,215
6,291 Patterson-UTI Energy, Inc. 23,214
1,096 PBF Energy, Inc. 12,494
960 PDC Energy, Inc.
o
12,470
2,196 Peabody Energy Corporation 7,444
324 Penn Virginia Corporation
o
2,038
830 Pioneer Natural Resources Company 74,127
2,506 Plains GP Holdings, LP 23,030
1,280 ProPetro Holding Corporation
o
5,427
40,270 QEP Resources, Inc. 39,706
2,053 RPC, Inc. 7,001
2,114 Schlumberger, Ltd. 35,557
5,540 SEACOR Holdings, Inc.
o
156,560
1,791 SM Energy Company 7,254
17,171 Southwestern Energy Company
o
55,462
6,111 Talos Energy, Inc.
o
69,604
1,596 Targa Resources Corporation 20,684
17,345 Transocean, Ltd.
j,o
22,202
13,600 WPX Energy, Inc.
o
83,368
Total 2,414,217
Shares Common Stock ( 9 .9% ) Value
Financials (1.5%)
71 1st Source Corporation $ 2,466
1,026 Aflac, Inc. 38,208
3,068 AG Mortgage Investment Trust, Inc. 9,787
6,178 Air Lease Corporation 161,555
309 Alleghany Corporation 164,916
2,300 Ally Financial, Inc. 37,697
487 American Equity Investment Life
Holding Company 10,237
1,063 American Express Company 96,999
7,952 American Financial Group, Inc. 526,741
761 American International Group, Inc. 19,352
1,051 Ameriprise Financial, Inc. 120,802
1,699 Ameris Bancorp 43,206
586 Aon plc 101,185
493 Argo Group International Holdings,
Ltd. 17,432
213 ARMOUR Residential REIT, Inc. 1,883
1,735 Arthur J. Gallagher & Company 136,198
860 Artisan Partners Asset Management,
Inc. 25,318
3,614 Associated Banc-Corp 51,102
11,338 Assured Guaranty, Ltd. 337,079
11,045 Bank of America Corporation 265,632
436 Bank of Marin Bancorp 14,371
4,543 Bank of N.T. Butterfield & Son, Ltd. 99,991
1,742 Bank of New York Mellon Corporation 65,395
947 Bank OZK 21,421
1,831 BankFinancial Corporation 15,142
1,006 BankUnited, Inc. 19,929
2,513 Banner Corporation 96,575
1,921 Berkshire Hathaway, Inc.
o
359,919
615 BlackRock, Inc. 308,755
475 BOK Financial Corporation 24,600
9,058 Boston Private Financial Holdings,
Inc. 68,841
11,081 Bridgewater Bancshares, Inc.
o
112,251
1,049 Brighthouse Financial, Inc.
o
26,970
13,086 BrightSphere Investment Group 96,967
716 Brown & Brown, Inc. 25,712
755 Byline Bancorp, Inc. 9,302
438 Cadence Bancorporation 2,900
1,079 Capital One Financial Corporation 69,876
1,886 Cboe Global Markets, Inc. 187,431
1,219 Charles Schwab Corporation 45,981
309 Chubb, Ltd. 33,375
980 Cincinnati Financial Corporation 64,484
2,480 CIT Group, Inc. 47,070
4,436 Citigroup, Inc. 215,412
5,140 Citizens Financial Group, Inc. 115,085
426 CME Group, Inc. 75,917
2,650 Cohen & Steers, Inc. 153,011
16,527 Colony Capital, Inc. 38,177
9,219 Comerica, Inc. 321,374
187 Community Bank System, Inc. 11,686
3,171 Community Trust Bancorp, Inc. 107,497
4,096 Cullen/Frost Bankers, Inc. 294,339
80 Diamond Hill Investment Group, Inc. 8,765
1,815 Discover Financial Services 77,991
875 East West Bancorp, Inc. 30,686
1,357 Ellington Residential Mortgage REIT 12,104
603 Encore Capital Group, Inc.
o
15,666
495 Enstar Group, Ltd.
o
71,587
873 Enterprise Financial Services
Corporation 26,836
1,419 Essent Group, Ltd. 38,767
481 Evercore, Inc. 24,820

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
Shares Common Stock ( 9 .9% ) Value
Financials (1.5%) - continued
26,775 Everi Holdings, Inc.
o
$ 132,536
701 FBL Financial Group, Inc. 27,395
237 Federal Agricultural Mortgage
Corporation 15,791
2,513 Fifth Third Bancorp 46,968
1,980 Financial Institutions, Inc. 38,313
1,454 First American Financial Corporation 67,058
173 First Bancshares, Inc. 3,446
4,546 First Busey Corporation 83,737
366 First Citizens BancShares, Inc. 139,812
4,189 First Defiance Financial Corporation 72,805
1,460 First Financial Corporation 51,859
9,128 First Interstate BancSystem, Inc. 308,526
161 First Mid-Illinois Bancshares, Inc. 4,299
2,372 First Midwest Bancorp, Inc. 35,058
254 First of Long Island Corporation 4,011
1,388 First Republic Bank 144,755
331 Glacier Bancorp, Inc. 12,604
251 Goldman Sachs Group, Inc. 46,038
4,126 Granite Point Mortgage Trust, Inc. 20,547
3,381 Great Southern Bancorp, Inc. 143,929
2,616 Great Western Bancorp, Inc. 49,181
2,345 Hamilton Lane, Inc.
j
152,073
1,076 Hancock Whitney Corporation 22,499
190 Hanmi Financial Corporation 2,293
1,913 Hanover Insurance Group, Inc. 192,027
1,562 Hartford Financial Services Group,
Inc. 59,340
5,261 Heartland Financial USA, Inc. 178,716
16,840 Heritage Commerce Corporation 149,539
189 Heritage Financial Corporation 3,789
2,662 Hometrust Bancshares, Inc. 40,915
3,296 Horizon Bancorp, Inc. 37,508
1,439 Houlihan Lokey, Inc. 85,448
3,334 Independent Bank Corporation 48,976
3,538 Interactive Brokers Group, Inc. 145,058
973 International Bancshares
Corporation 28,207
2,314 J.P. Morgan Chase & Company 221,589
216 Janus Henderson Group plc 3,866
1,813 Kemper Corporation 121,870
5,727 KeyCorp 66,720
510 Ladder Capital Corporation 4,055
1,235 Lakeland Bancorp, Inc. 13,820
926 Loews Corporation 32,095
1,811 M&T Bank Corporation 202,977
59 Markel Corporation
o
51,085
609 Marsh & McLennan Companies, Inc. 59,274
538 Mercantile Bank Corporation 12,697
5,200 Meridian Bancorp, Inc. 61,256
893 MetLife, Inc. 32,219
4,475 MidWestOne Financial Group, Inc. 93,393
1,303 Morgan Stanley 51,377
67 Morningstar, Inc. 10,449
1,958 Mr. Cooper Group, Inc.
o
18,758
859 MSCI, Inc. 280,893
37 National Western Life Group, Inc. 7,131
200 NBT Bancorp, Inc. 6,626
975 New York Community Bancorp, Inc. 10,589
319 NMI Holdings, Inc.
o
4,313
2,555 Northern Trust Corporation 202,254
840 Northwest Bancshares, Inc. 8,912
402 OFG Bancorp 5,057
578 Old Republic International
Corporation 9,219
1,705 Old Second Bancorp, Inc. 14,032
Shares Common Stock ( 9 .9% ) Value
Financials (1.5%) - continued
714 PacWest Bancorp $ 14,451
57 Park National Corporation 4,559
91 PCSB Financial Corporation 1,242
177 Peapack-Gladstone Financial
Corporation 3,340
504 Peoples Bancorp, Inc. 12,252
360 PNC Financial Services Group, Inc. 38,401
9,865 Popular, Inc. 380,690
1,967 Primerica, Inc. 204,391
7,795 Prosight Global, Inc.
o
65,166
294 Provident Financial Services, Inc. 4,219
2,314 QCR Holdings, Inc. 71,225
4,655 Radian Group, Inc. 69,732
5,824 Raymond James Financial, Inc. 383,918
287 Ready Capital Corporation 1,914
4,562 Redwood Trust, Inc. 18,704
2,099 Reinsurance Group of America, Inc. 219,723
1,406 Renasant Corporation 36,879
197 S&P Global, Inc. 57,697
303 Safety Insurance Group, Inc. 25,488
957 Sandy Spring Bancorp, Inc. 24,404
7,038 Santander Consumer USA Holdings,
Inc. 109,722
8,941 Seacoast Banking Corporation of
Florida
o
200,904
4,455 SEI Investments Company 227,027
1,423 Selective Insurance Group, Inc. 71,335
1,549 SLM Corporation 12,919
1,705 Spirit of Texas Bancshares, Inc.
o
19,590
157 Starwood Property Trust, Inc. 2,032
3,607 State Auto Financial Corporation 90,500
1,974 SVB Financial Group
o
381,318
16,627 Synovus Financial Corporation 349,333
2,393 T. Rowe Price Group, Inc. 276,703
117 TCF Financial Corporation 3,474
720 Territorial Bancorp, Inc. 18,094
886 TMX Group, Ltd. 76,758
1,966 TPG RE Finance Trust, Inc. 15,119
1,448 TriCo Bancshares 43,614
4,237 Triumph Bancorp, Inc.
o
117,407
5,393 TrustCo Bank Corporation 33,976
1,315 U.S. Bancorp 47,998
114 UMB Financial Corporation 5,796
999 Umpqua Holdings Corporation 12,512
212 Univest Financial Corporation 3,752
16 Virtus Investment Partners, Inc. 1,300
256 Walker & Dunlop, Inc. 9,838
1,101 Washington Trust Bancorp, Inc. 38,546
5,294 Webster Financial Corporation 149,556
1,728 Wells Fargo & Company 50,198
946 WesBanco, Inc. 23,347
146 Westamerica Bancorporation 9,198
3,125 Western Alliance Bancorp 112,125
5,089 Western Asset Mortgage Capital
Corporation 15,521
89 Westwood Holdings Group, Inc. 2,050
5,764 Wintrust Financial Corporation 241,512
7,439 Zions Bancorporations NA 235,147
Total 14,472,971
Health Care (1.5%)
3,408 Abbott Laboratories 313,843
681 AbbVie, Inc. 55,978
447 Acadia Healthcare Company, Inc.
o
10,732
186 Acceleron Pharma, Inc.
o
16,839
2,857 ADMA Biologics, Inc.
o
8,428

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
Shares Common Stock ( 9 .9% ) Value
Health Care (1.5%) - continued
1,366 Aduro Biotech, Inc.
o
$ 3,777
1,343 Aerie Pharmaceuticals, Inc.
o
20,467
1,223 Agenus, Inc.
o
3,259
1,599 Agile Therapeutics, Inc.
o
3,878
2,039 Agilent Technologies, Inc. 156,310
3,087 Agios Pharmaceuticals, Inc.
o
126,999
825 Akebia Therapeutics, Inc.
o
6,682
490 Alexion Pharmaceuticals, Inc.
o
52,660
251 Align Technology, Inc.
o
53,927
1,417 Alkermes plc
o
19,427
772 AmerisourceBergen Corporation 69,218
1,698 Amgen, Inc. 406,196
1,499 AnaptysBio, Inc.
o
23,414
1,134 Anavex Life Sciences Corporation
o
3,924
484 Arena Pharmaceuticals, Inc.
o
23,701
169 Argenx SE ADR
o
24,757
366 Assembly Biosciences, Inc.
o
6,409
782 Atara Biotherapeutics, Inc.
o
6,483
325 Athenex, Inc.
o
2,905
36 Atrion Corporation 22,746
210 AVROBIO, Inc.
o
2,703
3,557 Axonics Modulation Technologies,
Inc.
j,o
114,571
177 Axsome Therapeutics, Inc.
o
16,820
1,502 Bausch Health Companies, Inc.
o
27,216
428 Becton, Dickinson and Company 108,083
241 Biogen, Inc.
o
71,536
1,753 Biohaven Pharmaceutical Holding
Company, Ltd.
o
82,566
395 Bio-Rad Laboratories, Inc.
o
173,839
2,128 Bio-Techne Corporation 478,800
614 Bluebird Bio, Inc.
o
33,082
120 Blueprint Medicines Corporation
o
7,060
293 Bruker Corporation 11,521
8,551 Catalent, Inc.
o
591,302
678 CEL-SCI Corporation
o
11,933
990 Centene Corporation
o
65,914
1,091 Charles River Laboratories
International, Inc.
o
157,835
260 Chemed Corporation 108,308
336 Cigna Holding Company 65,782
917 Clovis Oncology, Inc.
o
6,978
1,492 Community Health Systems, Inc.
o
4,521
2,997 CryoLife, Inc.
o
66,923
1,387 CVS Health Corporation 85,370
724 CytomX Therapeutics, Inc.
o
7,472
738 Danaher Corporation 120,633
196 Deciphera Pharmaceuticals, Inc.
o
11,364
1,338 Dexcom, Inc.
o
448,498
2,088 Dynavax Technologies Corporation
o
8,874
463 Edwards Lifesciences Corporation
o
100,703
515 Encompass Health Corporation 34,119
2,425 Endo International plc
o
11,155
1,138 Gilead Sciences, Inc. 95,592
206 Global Blood Therapeutics, Inc.
o
15,763
5,452 Guardant Health, Inc.
j,o
419,586
7,896 Halozyme Therapeutics, Inc.
o
178,884
725 HCA Healthcare, Inc. 79,663
344 HealthStream, Inc.
o
7,852
1,843 Hill-Rom Holdings, Inc. 207,319
120 Humana, Inc. 45,818
5,433 iBio, Inc.
o
6,085
4,310 ImmunoGen, Inc.
o
17,585
530 Insmed, Inc.
o
12,190
1,574 Inspire Medical Systems, Inc.
o
112,793
882 Insulet Corporation
o
176,153
Shares Common Stock ( 9 .9% ) Value
Health Care (1.5%) - continued
213 Intra-Cellular Therapies, Inc.
o
$ 3,764
441 Intuitive Surgical, Inc.
o
225,298
481 Invitae Corporation
o
7,961
730 Iovance Biotherapeutics, Inc.
o
23,470
1,496 IQVIA Holding, Inc.
o
213,315
301 Jazz Pharmaceuticals, Inc.
o
33,185
5,004 Johnson & Johnson 750,800
1,651 Kadmon Holdings, Inc.
o
7,099
516 Laboratory Corporation of America
Holdings
o
84,856
5,075 LHC Group, Inc.
o
659,699
403 Ligand Pharmaceuticals, Inc.
j,o
39,724
777 MacroGenics, Inc.
o
5,594
4,485 Medtronic plc 437,871
2,562 Merck & Company, Inc. 203,269
480 Mersana Therapeutics, Inc.
o
4,334
201 Mesa Laboratories, Inc. 47,838
76 Mirati Therapeutics, Inc.
o
6,463
772 Molina Healthcare, Inc.
o
126,585
203 Momenta Pharmaceuticals, Inc.
o
6,435
843 Myovant Sciences, Ltd.
o
10,099
455 Myriad Genetics, Inc.
o
7,034
2,723 Natera, Inc.
o
100,860
1,597 National Healthcare Corporation 109,187
1,272 Nektar Therapeutics
o
24,422
1,522 Neurocrine Biosciences, Inc.
o
149,369
2,501 Nevro Corporation
o
294,218
409 Novo Nordisk AS ADR 25,902
11,521 Optinose, Inc.
o
46,545
629 Orthifix Medical, Inc.
o
22,298
895 PerkinElmer, Inc. 81,024
5,207 Pfizer, Inc. 199,741
598 Portola Pharmaceuticals, Inc.
o
4,234
3,228 PRA Health Sciences, Inc.
o
311,502
687 Precision BioSciences, Inc.
o
4,727
295 Prothena Corporation plc
o
3,310
601 Puma Biotechnology, Inc.
o
6,040
334 Quest Diagnostics, Inc. 36,777
215 Reata Pharmaceuticals, Inc.
o
34,004
750 Repligen Corporation
o
87,113
757 ResMed, Inc. 117,577
1,638 Rite Aid Corporation
o
23,473
490 Sage Therapeutics, Inc.
o
19,100
700 Sarepta Therapeutics, Inc.
o
82,516
1,915 Silk Road Medical, Inc.
o
80,200
2,816 Spectrum Pharmaceuticals, Inc.
o
8,166
1,621 Stryker Corporation 302,203
129 Surmodics, Inc.
o
4,915
4,976 Syneos Health, Inc.
o
277,611
3,169 Tactile Systems Technology, Inc.
o
163,584
138 Teladoc Health, Inc.
o
22,713
1,132 Teleflex, Inc. 379,673
1,446 Tenet Healthcare Corporation
o
29,180
1,357 Thermo Fisher Scientific, Inc. 454,161
731 Tilray, Inc.
j,o
5,885
342 U.S. Physical Therapy, Inc. 25,821
647 United Therapeutics Corporation
o
70,885
1,896 UnitedHealth Group, Inc. 554,523
347 Universal Health Services, Inc. 36,674
557 Varian Medical Systems, Inc.
o
63,710
2,909 Veeva Systems, Inc.
o
555,037
910 Vertex Pharmaceuticals, Inc.
o
228,592
1,191 Viking Therapeutics, Inc.
o
6,860
356 Waters Corporation
o
66,572
411 West Pharmaceutical Services, Inc. 77,786
7,110 Wright Medical Group NV
o
207,043

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Shares Common Stock ( 9 .9% ) Value
Health Care (1.5%) - continued
167 Zimmer Biomet Holdings, Inc. $ 19,990
3,932 Zoetis, Inc. 508,447
Total 14,692,586
Industrials (1.4%)
389 3M Company 59,097
2,938 A.O. Smith Corporation 124,512
580 AECOM
o
21,031
883 Aegion Corporation
o
14,172
1,792 Aerojet Rocketdyne Holdings, Inc.
o
73,723
4,365 AGCO Corporation 230,647
12,086 Altra Industrial Motion Corporation 337,320
1,402 American Airlines Group, Inc.
j
16,838
5,730 AMETEK, Inc. 480,575
5,347 Arcosa, Inc. 199,283
6,029 ASGN, Inc.
o
280,047
771 Atlas Air Worldwide Holdings, Inc.
o
25,327
674 Avis Budget Group, Inc.
o
11,108
4,473 AZZ, Inc. 140,407
404 Bloom Energy Corporation
o
3,099
310 Boeing Company 43,716
3,677 BWX Technologies, Inc. 195,102
313 Carlisle Companies, Inc. 37,861
2,476 Carrier Global Corporation
o
43,850
1,297 Casella Waste Systems, Inc.
o
60,155
1,493 Caterpillar, Inc. 173,755
6,232 CBIZ, Inc.
o
148,010
1,343 Chart Industries, Inc.
o
47,972
52 Columbus McKinnon Corporation 1,408
1,936 Copart, Inc.
o
155,093
907 Cornerstone Building Brands, Inc.
o
4,834
667 CRA International, Inc. 28,101
4,141 Crane Company 225,477
2,579 CSW Industrials, Inc. 170,833
432 CSX Corporation 28,611
5,905 Curtiss-Wright Corporation 612,053
1,223 Delta Air Lines, Inc. 31,688
648 Douglas Dynamics, Inc. 23,950
5,465 EMCOR Group, Inc. 347,191
4,424 Emerson Electric Company 252,301
2,508 Encore Wire Corporation 114,816
1,258 Expeditors International of
Washington, Inc. 90,079
3,418 Fluor Corporation 39,991
3,321 Forrester Research, Inc.
o
103,947
2,143 FuelCell Energy, Inc.
o
4,329
2,297 General Dynamics Corporation 300,034
1,367 Gorman-Rupp Company 40,327
215 Heico Corporation 18,834
3,746 Helios Technologies, Inc. 133,245
175 Herc Holdings, Inc.
o
4,940
3,121 Honeywell International, Inc. 442,870
1,659 Hubbell, Inc. 206,429
309 Huntington Ingalls Industries, Inc. 59,146
512 ICF International, Inc. 37,653
4,525 IDEX Corporation 695,176
341 Ingersoll - Rand, Inc.
o
9,916
373 Interface, Inc. 3,447
794 John Bean Technologies Corporation 60,932
1,476 Johnson Controls International plc 42,966
190 Kansas City Southern 24,805
606 KAR Auction Services, Inc. 9,078
6,177 Lincoln Electric Holdings, Inc.
j
497,310
555 Lockheed Martin Corporation 215,928
963 Manpower, Inc. 71,493
555 Masonite International Corporation
o
32,789
Shares Common Stock ( 9 .9% ) Value
Industrials (1.4%) - continued
591 Mercury Systems, Inc.
o
$ 52,694
13,122 Meritor, Inc.
o
269,001
851 MSC Industrial Direct Company, Inc. 50,754
414 NAPCO Security Technologies, Inc.
o
8,297
1,185 Nordson Corporation 190,678
211 Norfolk Southern Corporation 36,102
131 Northrop Grumman Corporation 43,318
2,146 Old Dominion Freight Line, Inc.
o
311,792
743 Otis Worldwide Corporation
o
37,826
1,478 Parker-Hannifin Corporation 233,701
13,570 Primoris Services Corporation 211,828
1,186 Quad/Graphics, Inc. 4,412
6,844 Raven Industries, Inc. 152,416
1,486 Raytheon Technologies Corporation 96,308
1,881 Regal-Beloit Corporation 133,570
201 Republic Services, Inc. 15,746
1,455 Resideo Technologies, Inc.
o
7,464
8,536 Ritchie Brothers Auctioneers, Inc. 367,816
1,174 Rockwell Automation, Inc. 222,450
938 Roper Industries, Inc. 319,886
1,140 Ryder System, Inc. 40,356
2,449 Saia, Inc.
o
226,582
506 Simpson Manufacturing Company,
Inc. 36,483
769 SiteOne Landscape Supply, Inc.
o
68,156
8,298 Southwest Airlines Company 259,313
327 SP Plus Corporation
o
6,896
534 Spirit Airlines, Inc.
o
8,021
325 SPX FLOW, Inc.
o
10,585
3,762 Standex International Corporation 187,498
696 Teledyne Technologies, Inc.
o
226,666
527 Thermon Group Holdings, Inc.
o
8,053
1,989 Trex Company, Inc.
o
189,393
5,292 TriMas Corporation
o
126,161
541 UniFirst Corporation 90,969
474 Union Pacific Corporation 75,740
1,057 United Airlines Holdings, Inc.
o
31,266
3,228 United Rentals, Inc.
o
414,798
3,034 Valmont Industries, Inc. 355,706
2,994 Verisk Analytics, Inc. 457,573
2,128 Waste Connections, Inc. 182,816
599 Watsco, Inc. 96,433
3,515 Willdan Group, Inc.
o
89,140
1,130 XPO Logistics, Inc.
o
75,416
Total 13,939,706
Information Technology (2.2%)
2,098 Accenture plc 388,529
739 Adobe, Inc.
o
261,340
1,023 ADTRAN, Inc. 10,516
1,634 Advanced Energy Industries, Inc.
o
90,850
4,348 Advanced Micro Devices, Inc.
o
227,792
3,623 Agilysys, Inc.
o
70,975
2,049 Akamai Technologies, Inc.
o
200,208
731 Alliance Data Systems Corporation 36,601
770 Alteryx, Inc.
o
87,149
668 American Software, Inc. 11,009
7,262 Amphenol Corporation 640,944
3,904 Anaplan, Inc.
o
159,517
755 ANSYS, Inc.
o
197,682
5,454 Apple, Inc. 1,602,385
1,300 Atlassian Corporation plc
o
202,137
2,557 Automatic Data Processing, Inc. 375,086
1,799 Avalara, Inc.
o
160,777
895 Avnet, Inc. 26,868
2,192 Bandwidth, Inc.
o
178,779

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Shares Common Stock ( 9 .9% ) Value
Information Technology (2.2%) - continued
3,345 Benchmark Electronics, Inc. $ 69,108
3,903 Blackline, Inc.
o
237,068
299 Broadcom, Ltd. 81,214
1,225 Broadridge Financial Solutions, Inc. 142,100
219 CACI International, Inc.
o
54,781
5,271 CDK Global, Inc. 207,045
684 CDW Corporation 75,787
100 CEVA, Inc.
o
3,135
12,135 Change Healthcare, Inc.
o
141,251
5,702 Ciena Corporation
o
263,717
11,818 Cisco Systems, Inc. 500,847
1,503 Cognex Corporation 83,026
1,519 CommScope Holding Company, Inc.
o
16,724
3,477 Computer Services, Inc. 148,642
3,017 Coupa Software, Inc.
o
531,264
342 Cree, Inc.
o
14,750
2,274 CTS Corporation 52,666
1,628 Descartes Systems Group, Inc.
o
68,506
3,303 DocuSign, Inc.
o
345,989
7,852 Dolby Laboratories, Inc. 471,356
774 DSP Group, Inc.
o
13,351
4,471 Elastic NV
o
286,770
83 Endava plc ADR
o
3,633
83 EPAM Systems, Inc.
o
18,334
1,178 ePlus, Inc.
o
83,343
1,934 Euronet Worldwide, Inc.
o
177,464
2,983 Eventbrite, Inc.
o
27,205
1,587 ExlService Holdings, Inc.
o
97,965
334 eXp World Holdings, Inc.
o
3,066
784 F5 Networks, Inc.
o
109,180
160 Fair Isaac Corporation
o
56,470
1,814 Five9, Inc.
o
168,103
194 FLIR Systems, Inc. 8,420
473 Gartner, Inc.
o
56,197
2,627 Global Payments, Inc. 436,135
2,741 Guidewire Software, Inc.
o
248,992
1,303 Health Catalyst, Inc.
o
34,751
233 II-VI, Inc.
o
8,020
580 Inphi Corporation
o
55,993
3,528 Intel Corporation 211,609
595 InterDigital, Inc. 34,373
767 International Business Machines
Corporation 96,305
1,035 Intuit, Inc. 279,253
311 Jack Henry & Associates, Inc. 50,864
1,997 Juniper Networks, Inc. 43,135
275 KLA-Tencor Corporation 45,125
330 Kulicke and Soffa Industries, Inc. 7,910
892 Lam Research Corporation 227,710
7,229 Lattice Semiconductor Corporation
o
162,725
973 Littelfuse, Inc. 141,319
752 ManTech International Corporation 56,069
2,296 MasterCard, Inc. 631,331
1,890 Maxim Integrated Products, Inc. 103,912
1,171 Medallia, Inc.
o
25,153
2,090 Methode Electronics, Inc. 62,742
9,853 Microsoft Corporation 1,765,756
1,293 MicroStrategy, Inc.
o
163,345
1,754 MKS Instruments, Inc. 175,803
2,230 MoneyGram International, Inc.
o
3,702
4,064 Monolithic Power Systems, Inc. 812,434
1,381 MTS Systems Corporation 29,374
6,454 National Instruments Corporation 247,963
62 NetApp, Inc. 2,714
1,443 Nice, Ltd. ADR
j,o
237,085
1,447 Nova Measuring Instruments, Ltd.
o
55,435
Shares Common Stock ( 9 .9% ) Value
Information Technology (2.2%) - continued
747 Novanta, Inc.
o
$ 64,907
8,028 Nuance Communications, Inc.
o
162,166
559 NVIDIA Corporation 163,385
565 Oracle Corporation 29,928
1,638 Palo Alto Networks, Inc.
o
321,883
874 Paychex, Inc. 59,886
501 PayPal Holdings, Inc.
o
61,623
2,342 Plexus Corporation
o
146,820
620 Progress Software Corporation 25,364
699 Proofpoint, Inc.
o
85,089
1,479 Q2 Holdings, Inc.
j,o
117,906
1,141 QAD, Inc. 48,287
461 QUALCOMM, Inc. 36,267
553 Rogers Corporation
o
61,405
476 Rubicon Project, Inc.
o
3,413
11,481 SailPoint Technologies Holdings, Inc.
o
213,432
306 Salesforce.com, Inc.
o
49,557
50 Samsung Electronics Company, Ltd.
GDR 51,957
1,460 ScanSource, Inc.
o
37,843
1,846 ServiceNow, Inc.
o
648,943
801 Silicon Laboratories, Inc.
o
77,873
860 Square, Inc.
o
56,020
10,035 STMicroelectronics NV ADR
j
256,595
224 Sykes Enterprises, Inc.
o
6,413
2,834 Synopsys, Inc.
o
445,278
4,029 TE Connectivity, Ltd. 295,970
1,001 Teradyne, Inc. 62,603
4,318 Texas Instruments, Inc. 501,190
723 Tyler Technologies, Inc.
o
231,859
296 Unisys Corporation
o
3,727
1,093 VeriSign, Inc.
o
228,973
4,768 Virtusa Corporation
o
157,344
1,867 Visa, Inc. 333,670
170 VMware, Inc.
o
22,358
1,098 WEX, Inc.
o
145,287
3,097 Zscaler, Inc.
j,o
207,747
Total 21,427,626
Materials (0.4%)
1,126 AdvanSix, Inc.
o
13,715
1,403 AptarGroup, Inc. 150,233
586 Avery Dennison Corporation 64,688
50 Balchem Corporation 4,462
790 Ball Corporation 51,816
2,593 Boise Cascade Company 81,083
845 Cabot Corporation 28,637
1,297 Celanese Corporation 107,742
1,044 CF Industries Holdings, Inc. 28,710
3,582 Chemours Company
j
42,017
8,823 Coeur Mining, Inc.
o
37,145
229 Domtar Corporation 5,349
4,056 Eastman Chemical Company 245,429
1,415 Ecolab, Inc. 273,802
14,787 Element Solutions, Inc.
o
151,567
473 Ferro Corporation
o
4,716
3,560 Ferroglobe Representation &
Warranty Insurance Trust
c,o
0
4,550 Hecla Mining Company 11,966
916 Ingevity Corporation
o
47,559
2,180 Innospec, Inc. 158,094
33,954 Ivanhoe Mines, Ltd.
o
71,228
2,573 Kaiser Aluminum Corporation 185,848
1,111 Kraton Performance Polymers, Inc.
o
17,343
15,923 Louisiana-Pacific Corporation 318,460
1,695 Martin Marietta Materials, Inc. 322,440

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Shares Common Stock ( 9 .9% ) Value
Materials (0.4%) - continued
1,908 Materion Corporation $ 98,720
1,230 Minerals Technologies, Inc. 54,169
3,664 Myers Industries, Inc. 45,287
2,067 Neenah, Inc. 100,994
1,396 Nucor Corporation 57,501
1,348 Olin Corporation 17,996
385 Olympic Steel, Inc. 3,634
3,244 PPG Industries, Inc. 294,652
97 Quaker Chemical Corporation 14,756
545 Reliance Steel & Aluminum Company 48,821
428 RPM International, Inc. 28,423
1,921 Ryerson Holding Corporation
o
8,875
57 Schnitzer Steel Industries, Inc. 887
151 Sensient Technologies Corporation 7,216
328 Sherwin-Williams Company 175,929
7,537 Steel Dynamics, Inc. 182,923
1,868 UFP Technologies, Inc.
o
80,324
1,946 United States Lime & Minerals, Inc. 155,875
3,351 United States Steel Corporation 25,736
325 W. R. Grace & Company 15,350
336 Worthington Industries, Inc. 8,884
Total 3,851,001
Real Estate (0.7%)
7,851 Agree Realty Corporation 511,179
314 Alexandria Real Estate Equities, Inc. 49,326
4,404 American Campus Communities, Inc. 155,417
225 American Tower Corporation 53,550
2,800 Apartment Investment &
Management Company 105,476
262 Ares Commercial Real Estate
Corporation 2,031
1,917 Armada Hoffler Properties, Inc. 18,422
5,302 Ashford Hospitality Trust, Inc. 4,360
111 AvalonBay Communities, Inc. 18,087
479 BBX Capital Corporation 1,015
35 Bluerock Residential Growth REIT,
Inc. 204
2,089 Camden Property Trust 183,978
5,337 CBL & Associates Properties, Inc.
o
1,542
5,862 Cedar Realty Trust, Inc. 6,155
897 City Office REIT, Inc. 9,060
2,420 Colliers International Group, Inc. 133,100
1,066 Colony Credit Real Estate, Inc. 5,127
989 Columbia Property Trust, Inc. 14,133
754 Corepoint Lodging, Inc. 3,280
787 CoreSite Realty Corporation 95,377
666 CoStar Group, Inc.
o
431,741
5,110 Cousins Properties, Inc. 154,169
3,769 DiamondRock Hospitality Company 23,481
271 Digital Realty Trust, Inc. 40,512
3,403 Diversified Healthcare Trust 10,583
948 Douglas Emmett, Inc. 28,905
1,438 Duke Realty Corporation 49,899
649 EastGroup Properties, Inc. 68,794
1,207 EPR Properties 35,510
907 Equity Lifestyle Properties, Inc. 54,701
6,518 Equity Residential 424,061
9,789 Essential Properties Realty Trust, Inc. 143,800
658 Essex Property Trust, Inc. 160,618
998 Farmland Partners, Inc. 6,547
5,838 First Industrial Realty Trust, Inc. 220,501
622 FirstService Corporation 53,853
1,921 Four Corners Property Trust, Inc. 43,011
901 Franklin Street Properties
Corporation 4,901
Shares Common Stock ( 9 .9% ) Value
Real Estate (0.7%) - continued
1,730 Gaming and Leisure Properties, Inc. $ 48,855
344 Getty Realty Corporation 9,343
1,394 Healthcare Realty Trust, Inc. 40,970
2,139 Healthcare Trust of America, Inc. 52,684
1,912 Hersha Hospitality Trust 10,000
3,555 Host Hotels & Resorts, Inc. 43,762
620 Hudson Pacific Properties, Inc. 15,240
1,436 Industrial Logistics Properties Trust 26,839
587 Innovative Industrial Properties, Inc. 46,056
515 Investors Real Estate Trust 32,254
2,638 iSTAR Financial, Inc. 26,433
725 Jones Lang LaSalle, Inc. 76,546
5,890 Kilroy Realty Corporation 366,711
2,138 Kite Realty Group Trust 21,872
593 Lamar Advertising Company 34,186
1,548 Lexington Realty Trust 16,177
2,466 Macerich Company 18,421
8,287 Medical Properties Trust, Inc. 142,039
245 National Health Investors, Inc. 13,490
3,412 National Retail Properties, Inc. 111,368
15,096 National Storage Affiliates Trust 429,934
5,696 New Residential Investment
Corporation 34,689
1,680 New Senior Investment Group, Inc. 5,561
375 Omega Healthcare Investors, Inc. 10,931
753 One Liberty Properties, Inc. 11,837
1,150 Pebblebrook Hotel Trust 13,616
3,785 Pennsylvania REIT 3,823
808 Physicians Realty Trust 12,459
440 Plymouth Industrial REIT, Inc. 6,164
745 PotlatchDeltic Corporation 26,157
1,863 Preferred Apartment Communities,
Inc. 13,805
376 PS Business Parks, Inc. 48,538
855 QTS Realty Trust, Inc. 53,463
3,774 Retail Properties of America, Inc. 23,399
1,383 Rexford Industrial Realty, Inc. 56,316
129 RMR Group, Inc. 3,826
1,392 RPT Realty 9,493
321 Ryman Hospitality Properties 11,344
4,248 Sabra Health Care REIT, Inc. 54,459
1,160 SBA Communications Corporation 336,307
9,585 Service Properties Trust 66,424
1,382 Spirit Realty Capital, Inc. 42,510
427 STAG Industrial, Inc. 11,209
2,499 Store Capital Corporation 50,155
753 Summit Hotel Properties, Inc. 4,563
15,370 Sunstone Hotel Investors, Inc. 141,250
1,003 Taubman Centers, Inc. 43,229
1,406 Terreno Realty Corporation 77,077
3,728 UDR, Inc. 139,688
810 UMH Properties, Inc. 10,522
4,961 Uniti Group, Inc. 35,025
53 Universal Health Realty Income Trust 5,669
389 Urstadt Biddle Properties, Inc. 5,683
4,882 Washington Prime Group, Inc. 4,198
Total 6,282,975
Utilities (0.2%)
349 ALLETE, Inc. 20,088
962 Alliant Energy Corporation 46,705
300 American States Water Company 23,811
1,131 Artesian Resources Corporation 39,053
1,324 Avista Corporation 56,985
908 Black Hills Corporation 56,242
451 California Water Service Group 20,259

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Shares Common Stock ( 9 .9% ) Value
Utilities (0.2%) - continued
217 Chesapeake Utilities Corporation $ 19,070
810 CMS Energy Corporation 46,243
860 Consolidated Water Company, Ltd. 12,917
778 DTE Energy Company 80,710
1,070 Entergy Corporation 102,196
315 Essential Utilities, Inc 13,164
2,225 Exelon Corporation 82,503
764 FirstEnergy Corporation 31,530
777 Hawaiian Electric Industries, Inc. 30,668
744 IDACORP, Inc. 68,284
348 MGE Energy, Inc. 22,502
166 Middlesex Water Company 10,010
319 National Fuel Gas Company 13,079
1,463 New Jersey Resources Corporation 49,420
179 NextEra Energy, Inc. 41,370
759 Northwest Natural Holding Company 49,411
1,429 NorthWestern Corporation 82,439
1,304 OGE Energy Corporation 41,102
533 Otter Tail Corporation 23,655
4,153 PNM Resources, Inc. 168,155
1,873 Portland General Electric Company 87,638
1,222 PPL Corporation 31,063
365 Public Service Enterprise Group, Inc. 18,509
121 SJW Group 7,203
1,616 South Jersey Industries, Inc. 46,201
647 Southwest Gas Holdings, Inc. 49,043
1,576 Spire, Inc. 114,985
1,137 UGI Corporation 34,315
581 Unitil Corporation 29,230
Total 1,669,758
Total Common Stock
(cost $90,299,334) 95,865,887
Shares
Collateral Held for Securities Loaned
( 0 .4% ) Value
4,014,019 Thrivent Cash Management Trust 4,014,019
Total Collateral Held for Securities
Loaned
(cost $4,014,019) 4,014,019
Shares or
Principal
Amount Short-Term Investments ( 12 .2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.900%, 5/7/2020
p,q
399,994
200,000 0.720%, 5/8/2020
p,q
199,997
1,300,000 1.018%, 5/12/2020
p,q
1,299,964
1,200,000 0.500%, 5/13/2020
p,q
1,199,964
1,100,000 0.456%, 5/19/2020
p,q
1,099,951
600,000 0.150%, 5/20/2020
p,q
599,972
700,000 0.150%, 6/4/2020
p,q
699,934
800,000 0.130%, 6/9/2020
p,q
799,913
600,000 0.530%, 6/12/2020
p,q
599,930
900,000 0.150%, 6/23/2020
p,q
899,868
200,000 0.028%, 6/29/2020
p
199,967
300,000 0.120%, 7/22/2020
p,q
299,918
900,000 0.180%, 8/4/2020
p,q
899,715
Federal National Mortgage
Association Discount Notes
200,000 0.500%, 6/4/2020
p,q
199,981
Thrivent Core Short-Term Reserve
Fund
10,833,020 1.450% 108,330,198
Shares or
Principal
Amount Short-Term Investments ( 12 .2% ) Value
U.S. Treasury Bills
100,000 0.098%, 6/23/2020
l,p
$ 99,985
100,000 0.105%, 7/16/2020
l,p
99,978
100,000 0.022%, 9/24/2020
l,p
99,948
Total Short-Term Investments (cost
$117,990,060) 118,029,177
Total Investments (cost
$975,659,835) 107.7% $ 1,040,116,499
Other Assets and Liabilities, Net
(7.7%) (74,553,787)
Total Net Assets 100.0% $ 965,562,712
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $51,680,905 or 5.4% of total
net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
i Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 802,220
Common Stock 3,033,782
Total lending $3,836,002
Gross amount payable upon return of
collateral for securities loaned $4,014,019
Net amounts due to counterparty $178,017
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,140,370
1,250,000 5.000%, 6/1/2033, Ser. A 1,420,087
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,268,540
Total 4,828,997
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev. Refg.
(Exxon Mobil)
410,000 0.140%, 12/1/2029
a
410,000
Total 410,000
Arizona (1.2%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,142,000
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 872,317
Arizona State Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
747,480
Arizona State Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
c
1,575,345
Glendale, AZ Industrial Development
Auth. Rev. (Midwestern University)
2,515,000 5.000%, 5/15/2031 2,700,808
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,063,410
Northern Arizona University Refg. Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,380,600
750,000 5.000%, 6/1/2037, Ser. A 874,703
320,000 5.000%, 6/1/2038, Ser. A 372,016
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,180,840
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev. (Mayo
Clinic)
364,000 0.100%, 11/15/2052, Ser. A
a
364,000
Phoenix-Mesa Gateway Airport Auth.
Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,535,652
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
d
841,035
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 551,185
725,000 5.000%, 8/1/2039 822,404
Total 17,023,795
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Arkansas (0.4%)
University of Arkansas Rev. Refg.
$ 900,000 5.000%, 11/1/2037, Ser. A $ 1,070,658
1,300,000 5.000%, 11/1/2046, Ser. A 1,524,822
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
650,000 5.000%, 12/1/2029, Ser. A 745,810
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,267,261
825,000 5.000%, 11/1/2041, Ser. A 918,514
Total 5,527,065
California (10.4%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,950,000 6.000%, 9/1/2024, Ser. A
d
4,386,988
Beverly Hills Unified School District,
Los Angeles County, CA G.O. (2008
Election)
10,000,000 Zero Coupon, 8/1/2031 8,016,500
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,841,910
1,000,000 5.000%, 12/1/2032, Ser. AX 1,216,540
California Educational Fac. Auth. Rev.
(Stanford University)
6,000,000 5.250%, 4/1/2040 9,163,680
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,838,440
California Health Fac. Financing Auth.
Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 1,918,367
6,225,000 5.000%, 11/15/2056, Ser. A 6,929,421
California Infrastructure and
Economic Development Bank Rev.
(Bay Area Toll Bridges Seismic
Retrofit Rev.) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,977,950
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,053,800
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 300,517
300,000 5.000%, 10/1/2026 330,891
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser.
A, AMT 5,349,438
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,031
7,500,000 5.000%, 4/1/2032 9,858,975
500,000 5.000%, 4/1/2049 593,175
Chula Vista Industrial Development
Rev. Refg. (San Diego Gas &
Electric Company)
2,010,000 5.875%, 2/15/2034, Ser. C 2,017,176
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
c
5,273,000

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
California (10.4%) - continued
Golden West Schools Financing Auth.
Rev. (NATL-RE Insured)
$ 420,000 5.800%, 2/1/2022, Ser. A
d
$ 454,713
Los Angeles, CA Department of
Airports Rev. (Los Angeles
International Airport)
8,000,000 5.000%, 5/15/2040, Ser. A 8,016,480
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,373,590
Los Angeles, CA Department of Water
& Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,855,890
Los Angeles, CA Department of Water
& Power Rev. Refg.
650,000 0.070%, 7/1/2035, Ser. A
a
650,000
Pomona, CA Single Family Mortgage
Rev. Refg. (GNMA/FNMA/FHLMC
Collateralized)
1,330,000 7.600%, 5/1/2023, Ser. A
c,d
1,452,959
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
475,000 7.500%, 5/1/2023, Ser. A
c,d
518,182
San Diego Unified School District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
c
12,090,500
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,391,760
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,386,522
5,700,000 5.000%, 5/1/2047, Ser. B 6,446,073
San Jose, CA Redevelopment Agency
Successor Agency Tax Allocation
Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,065,540
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000 Zero Coupon, 8/1/2025, Ser. C 4,639,950
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,314,880
Total 152,733,838
Colorado (5.1%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School, Inc.
K-8 Fac.)
200,000 5.000%, 6/1/2021 207,434
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
(Pinnacle Charter School, Inc. High
School)
3,000,000 5.125%, 12/1/2039 2,821,530
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 677,064
475,000 5.000%, 4/1/2048 518,391
Colorado Health Fac. Auth. Hospital
Rev. (Parkview Medical Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,325,400
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Colorado (5.1%) - continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 2,110,000 5.000%, 12/1/2024
c
$ 2,294,731
500,000 5.625%, 6/1/2043
c
573,130
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,001,443
Colorado School of Mines Institutional
Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,959,362
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Commonspirit
Health Obligated Group)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,502,100
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 573,680
385,000 5.000%, 5/15/2031, Ser. A 438,326
300,000 5.000%, 5/15/2032, Ser. A 339,444
Denver, CO Health and Hospital Auth.
Healthcare Rev.
5,000,000 5.500%, 12/1/2030
c
5,135,700
Denver, CO Health and Hospital Auth.
Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,666,485
Eagle County, CO Air Terminal
Corporation Rev. (Airport Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,055,930
Larimer Weld & Boulder County, CO
G.O. (Thompson School District)
1,500,000 5.000%, 12/15/2034 1,856,790
3,000,000 5.000%, 12/15/2035 3,683,910
Park Creek, CO Metropolitan District
Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,400,980
2,250,000 5.000%, 12/1/2046, Ser. A 2,529,495
Park Creek, CO Metropolitan District
Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,329,764
1,000,000 5.000%, 12/1/2024 1,151,300
Plaza Metropolitan District No. 1 Rev.
Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,018,610
500,000 5.000%, 12/1/2022
b
511,000
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
c
3,779,132
9,790,000 5.000%, 6/1/2033
c
10,246,508
3,000,000 5.000%, 6/1/2034, Ser. A
c
3,488,430
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,643,380
Total 74,729,449
Connecticut (0.2%)
Connecticut State Health &
Educational Fac. Auth. Rev. Refg.
(Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 648,738

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Connecticut (0.2%) - continued
University of Connecticut Rev.
$ 1,500,000 5.000%, 11/1/2036, Ser. A $ 1,730,760
Total 2,379,498
Delaware (0.1%)
Kent County, DE Student Housing and
Dining Fac. Rev. (CHF-Dover, LLC -
Delaware State University)
870,000 5.000%, 7/1/2040, Ser. A 777,380
500,000 5.000%, 7/1/2048, Ser. A 429,385
Total 1,206,765
District of Columbia (1.5%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,171,357
Metropolitan Washington DC Airports
Auth. Airport System Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,505,380
Total 22,676,737
Florida (4.1%)
Broward County, FL Fuel System Rev.
(Fort Lauderdale Fuel Fac.) (AGM
Insured)
1,155,000
5.000%, 4/1/2021, Ser. A,
AMT
d
1,196,441
605,000
5.000%, 4/1/2022, Ser. A,
AMT
d
649,788
700,000
5.000%, 4/1/2025, Ser. A,
AMT
d
765,947
Broward County, FL Water and Sewer
Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,179,360
1,500,000 5.000%, 10/1/2031, Ser. B 1,769,040
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,230,540
Florida State Higher Educational Fac.
Financial Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,971,500
Florida State Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,165,230
840,000 5.000%, 10/1/2031, Ser. B 975,971
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 3,870,160
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,064,905
Halifax Hospital Medical Center Rev.
755,000 5.000%, 6/1/2020 757,197
Jacksonville, FL Port Auth. Rev. Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
c
2,779,064
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,113,620
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Florida (4.1%) - continued
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
$ 1,500,000 5.250%, 9/15/2044 $ 1,544,295
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,576,800
Orange County, FL Health Fac. Auth.
Hospital Rev. (Orlando Health
Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,385,562
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,082,728
Palm Beach County Health Fac. Auth.
Rev. (Life Communities, Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,051,640
Palm Beach County Health Fac. Auth.
Rev. Refg. (Lifespace Communities,
Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,842,890
South FL Water Management District
C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,580,680
St. Johns County Industrial
Development Auth. Rev.
(Presbyterian Retirement
Communities)
6,490,000 5.875%, 8/1/2040, Ser. A
c
6,570,671
Tampa, FL Hospital Rev. Refg. (H. Lee
Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,371,900
Volusia County, FL Educational Fac.
Auth. Rev. Refg. (Embry-Riddle
Aeronautical University, Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,241,230
Total 59,737,159
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,043,630
500,000
5.000%, 1/1/2034, Ser. C,
AMT 521,815
500,000
5.000%, 1/1/2037, Ser. C,
AMT 520,815
Atlanta, GA Airport General Rev. Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,561,558
Atlanta, GA Water & Wastewater Rev.
Refg.
2,500,000 5.000%, 11/1/2031 2,890,325
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,661,100
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,961,522
1,920,000 5.000%, 5/15/2033, Ser. A 2,111,194
1,900,000 5.000%, 5/15/2034, Ser. A 2,085,744
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 263,840

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Georgia (1.0%) - continued
Municipal Electric Auth. of Georgia
Rev. Refg.
$ 610,000 5.000%, 1/1/2035, Ser. A $ 641,616
Total 15,263,159
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 241,108
Total 241,108
Hawaii (1.6%)
Hawaii Airports System Rev.
3,040,000 5.250%, 7/1/2030, Ser. A 3,060,733
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,068,760
5,395,000 5.250%, 11/15/2037 5,743,463
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,728,944
Hawaii State Harbor System Rev.
6,000,000 5.250%, 7/1/2030, Ser. A 6,034,920
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 409,069
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,265,309
Total 23,311,198
Illinois (7.6%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 11,305,824
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
c
1,351,089
2,780,000 5.000%, 1/1/2023, Ser. C 2,826,231
1,000,000 5.000%, 1/1/2027, Ser. A 1,018,410
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,205,254
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,072,430
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,072,430
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,318,620
5,000,000 5.000%, 1/1/2048, Ser. B 5,548,600
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000 5.000%, 12/1/2043, Ser. A-1
e
1,050,000
Illinois Finance Auth. Rev. (DePaul
University)
4,075,000 6.000%, 10/1/2032, Ser. A
c
4,269,051
1,000,000 5.000%, 10/1/2041 1,080,340
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Illinois (7.6%) - continued
Illinois Finance Auth. Rev. (Rush
University Medical Center)
$ 1,000,000 5.000%, 11/15/2027, Ser. A $ 1,128,710
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
c
3,780,516
20,000 5.000%, 3/1/2034
c
21,522
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,620,840
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,757,665
2,100,000 5.000%, 8/1/2047, Ser. A 2,091,243
Illinois Finance Auth. Student Housing
and Academic Fac. Rev. (University
of Illinois at Chicago)
500,000 5.000%, 2/15/2032, Ser. A 517,450
2,885,000 5.000%, 2/15/2037 2,921,063
1,000,000 5.000%, 2/15/2047, Ser. A 989,400
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 6,957,860
7,000,000 5.000%, 6/1/2024 6,941,410
5,000,000 5.000%, 3/1/2027 4,864,650
1,500,000 5.500%, 7/1/2033 1,456,170
1,750,000 5.500%, 7/1/2038 1,687,578
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,503,570
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,303,960
Illinois State Toll Highway Auth. Senior
Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,078,550
Joliet, IL Regional Port District Marine
Terminal Rev. Refg. (Exxon)
200,000 0.140%, 10/1/2024
a
200,000
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
12,000,000
Zero Coupon, 6/15/2020,
Ser. A
d
11,966,880
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
d
2,738,912
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
d
1,735,940
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
d
5,283,411
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
934,440
Regional Transportation Auth., Cook,
DuPage, Kane, Lake, McHenry
and Will Counties, IL Rev. (NATL-RE
Insured)
765,000 6.700%, 11/1/2021, Ser. A
d
801,896

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Illinois (7.6%) - continued
Will County, IL Forest Preserve District
L.T.G.O.
$ 700,000 5.000%, 12/15/2036 $ 849,023
Total 111,250,938
Indiana (1.2%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
c
1,983,572
4,155,000 5.000%, 1/1/2042, Ser. A
c
4,358,720
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
2,850,000 5.000%, 4/1/2037, Ser. A 2,908,653
2,465,000 5.000%, 4/1/2042, Ser. A 2,493,939
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,759,320
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,029,892
Total 17,534,096
Iowa (1.7%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,941,000
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,274,697
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,914,581
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 9,725,589
3,000,000 5.000%, 8/1/2042 3,555,060
Total 25,410,927
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
3,575,000 5.000%, 5/15/2030, Ser. S 3,566,563
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,242,760
750,000 5.000%, 9/1/2038, Ser. A 928,395
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,786,245
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,322,278
Total 13,846,241
Kentucky (0.7%)
Kentucky State Turnpike Auth.
Economic Development Road Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
c
5,415,850
Paducah, KY Electric Plant Board Rev.
(AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
d
874,807
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Kentucky (0.7%) - continued
Pikeville, KY Hospital Rev. (Pikeville
Medical Center, Inc.)
$ 3,540,000 6.500%, 3/1/2041 $ 3,635,474
Total 9,926,131
Louisiana (2.0%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A 5,335,700
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
810,000 0.140%, 8/1/2035, Ser. A
a
810,000
1,610,000 0.140%, 12/1/2040, Ser. B
a
1,610,000
Lafayette Public Power Auth. Electric
Rev.
375,000 5.000%, 11/1/2022 411,030
1,520,000 5.000%, 11/1/2031 1,658,578
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A 5,325,712
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student Housing)
(AGM Insured)
1,355,000 5.000%, 9/1/2030
d
1,537,112
800,000 5.000%, 9/1/2031
d
905,152
New Orleans, LA Aviation Board Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,710,650
750,000
5.000%, 1/1/2048, Ser. B,
AMT 817,748
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 889,560
850,000 5.000%, 12/1/2027 1,007,547
350,000 5.000%, 12/1/2029 412,363
Port of New Orleans Board of
Commissioners Port Fac. Refg. Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT 1,479,128
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT 1,621,905
525,000
5.000%, 4/1/2033, Ser. B,
AMT 564,732
Port of New Orleans Board of
Commissioners Port Fac. Refg. Rev.
(AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
d
1,724,775
Total 28,821,692
Maryland (0.2%)
Baltimore County, MD Rev. Refg. (Oak
Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,001,500
Maryland Health & Higher
Educational Fac. Auth. Rev. (Loyola
University)
1,000,000 5.000%, 10/1/2045 1,047,570
Total 3,049,070

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Massachusetts (4.8%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
$ 5,000,000 5.500%, 7/1/2025, Ser. B
d
$ 6,048,400
Massachusetts Development Finance
Agency Rev. (Dana-Farber Cancer
Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,045,220
Massachusetts Development Finance
Agency Rev. (Northeastern
University)
750,000 5.000%, 10/1/2031 815,692
Massachusetts Development Finance
Agency Rev. (Wellesley College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,156,720
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,206,821
Massachusetts Health & Educational
Fac. Auth. Rev. (Massachusetts
Institute of Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 21,109,700
Massachusetts Health & Educational
Fac. Auth. Rev. (Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,984,576
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT 8,769,448
University of Massachusetts Building
Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,361,133
Total 70,497,710
Michigan (2.3%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 724,529
Grand Valley, MI State University Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,143,651
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,599,900
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,477,540
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 7,913,550
5,110,000 5.000%, 6/30/2048, AMT 5,150,267
Total 34,009,437
Minnesota (3.0%)
Deephaven, MN Charter School Lease
Rev. (Eagle Ridge Academy)
2,360,000 5.000%, 7/1/2043, Ser. A
g
2,373,122
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029 278,522
500,000 5.000%, 2/1/2034 554,365
750,000 5.000%, 2/1/2039 824,145
Ham Lake, MN Charter School Lease
Rev. (DaVinci Academy of Arts and
Science)
340,000 5.000%, 7/1/2036, Ser. A 317,441
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Minnesota (3.0%) - continued
Minneapolis, MN Student Housing
Rev. (Riverton Community Housing)
$ 500,000 5.000%, 8/1/2053
b
$ 467,035
Minnesota Higher Education Fac.
Auth. Rev. (Augsburg College)
1,000,000 5.000%, 5/1/2046, Ser. A 881,110
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,111,050
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,554,428
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,066,369
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 229,194
150,000 5.000%, 10/1/2030 171,688
200,000 5.000%, 10/1/2032 228,368
175,000 5.000%, 10/1/2033 199,903
1,500,000 5.000%, 10/1/2047 1,743,015
North Oaks, MN Senior Housing Rev.
Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,010,680
Rochester, MN Health Care Fac. Rev.
(Olmsted Medical Center)
1,000,000 5.875%, 7/1/2030 1,004,930
St. Cloud, MN Health Care Rev. Refg.
(CentraCare Health System)
125,000 5.125%, 5/1/2030, Ser. A 125,223
1,000,000 5.000%, 5/1/2046, Ser. A 1,077,970
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,056,962
St. Paul, MN Housing &
Redevelopment Auth. Health Care
Fac. Rev. Refg. (HealthPartners
Obligated Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,515,363
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,361,144
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 922,220
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,734,357
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 485,015
Western Minnesota Municipal Power
Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
c
1,146,430

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Minnesota (3.0%) - continued
$ 1,000,000 5.000%, 1/1/2034, Ser. A
c
$ 1,146,430
300,000 5.000%, 1/1/2035, Ser. A
c
343,929
1,000,000 5.000%, 1/1/2040, Ser. A
c
1,146,430
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 509,540
Total 43,586,378
Mississippi (0.4%)
D'Iberville Tax Increment Refg. (Gulf
Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,825,197
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
c
3,495,170
Total 5,320,367
Missouri (0.5%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,975,878
Missouri State Health and
Educational Fac. Auth. Rev. (Lake
Regional Health System)
925,000 5.000%, 2/15/2022 963,646
1,680,000 5.000%, 2/15/2034 1,718,825
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
d
1,094,390
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,051,270
Total 6,804,009
Montana (0.1%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 998,407
800,000 5.000%, 7/1/2039, Ser. A 959,904
Total 1,958,311
Nebraska (2.1%)
Douglas County, NE Hospital Auth.
No. 2 Health Fac. Rev. (Children's
Hospital Obligated Group)
2,105,000 5.000%, 11/15/2047 2,318,447
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
c
2,748,075
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,395,225
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,187,169
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 9,873,813
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Nebraska (2.1%) - continued
Omaha, NE Sanitary Sewerage
System Rev.
$ 1,340,000 5.000%, 11/15/2034 $ 1,529,690
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
c
1,070,940
University of Nebraska Lincoln
Student Fees and Fac. Rev. Refg.
3,050,000 5.000%, 7/1/2038
c
3,331,119
Total 31,454,478
Nevada (0.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,578,585
3,250,000 5.000%, 9/1/2047, Ser. A 3,342,560
Total 4,921,145
New Hampshire (0.4%)
New Hampshire Health and Education
Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 6,075,900
Total 6,075,900
New Jersey (1.6%)
New Jersey Economic Development
Auth. Rev.
4,350,000 5.000%, 6/15/2042, Ser. D 4,323,204
New Jersey Transportation Trust Fund
Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,511,160
1,000,000 5.250%, 6/15/2033, Ser. AA 1,017,120
1,645,000 5.250%, 6/15/2034, Ser. AA 1,674,330
New Jersey Transportation Trust Fund
Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,005,900
Ocean County, NJ Utilities Auth. Waste
Water Rev. (NATL-RE Insured)
3,180,000 5.250%, 1/1/2025
d
3,751,414
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,549,740
Total 23,832,868
New York (9.3%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,342,590
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,286,340
Metropolitan Transportation Auth. NY
Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,474,547
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,240,100
1,550,000 5.000%, 7/1/2031, Ser. C 1,911,243
800,000 5.000%, 7/1/2031, Ser. D 986,448

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
New York (9.3%) - continued
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 750,000
0.120%, 6/15/2035, Ser.
BB-2
a
$ 750,000
8,000,000 5.000%, 6/15/2037, Ser. DD-1 9,519,680
1,100,000 5.375%, 6/15/2043 1,124,772
3,830,000 0.120%, 6/15/2044
a
3,830,000
12,000,000 5.000%, 6/15/2049, Ser. CC-1 14,266,560
New York City Transitional Finance
Auth. Future Tax Secured Rev.
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,660,600
19,000,000 5.000%, 2/1/2043, Ser. A 21,558,920
720,000 0.120%, 2/1/2045, Ser. E-4
a
720,000
New York State Dormitory Auth. State
Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,555,350
New York State Dormitory Auth. State
Personal Income Tax Rev. Refg.
8,330,000 5.000%, 2/15/2043, Ser. B 9,567,671
New York State Liberty Development
Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,477,800
New York Transportation
Development Corporation Special
Fac. Rev. (LaGuardia Airport )
775,000 5.000%, 1/1/2036, AMT 776,418
New York, NY G.O.
1,920,000 5.000%, 8/1/2032, Ser. A 2,166,374
350,000 0.120%, 8/1/2034, Ser. E
a
350,000
Port Auth. of New York & New Jersey
Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,244,959
2,500,000 5.000%, 9/1/2035 2,770,275
2,500,000 5.000%, 9/1/2036 2,767,000
5,000,000 5.000%, 9/1/2039 5,518,850
Port Auth. of New York & New Jersey
Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,681,950
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,888,335
Triborough NY Bridge & Tunnel Auth.
Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,928,548
1,000,000 5.250%, 11/15/2045, Ser. A 1,138,490
Triborough NY Bridge & Tunnel Auth.
Rev. (MTA Bridges and Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,832,950
Troy, NY Capital Resource Corporation
Rev. Refg. (Rensselaer Polytecnic
Institute)
750,000 5.000%, 9/1/2039, Ser. A
g
914,498
Total 137,251,268
North Carolina (1.0%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 2,863,082
Charlotte, NC, Rev. (Charlotte Douglas
International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,694,250
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
North Carolina (1.0%) - continued
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
$ 1,000,000 5.000%, 4/1/2032 $ 1,043,480
1,000,000 5.000%, 4/1/2033 1,040,990
North Carolina Eastern Municipal
Power Agency Power System Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
c
1,600,316
North Carolina Turnpike Auth.
(Triangle Expressway Auth.) (AGM
Insured)
1,750,000 5.000%, 1/1/2049
d
1,990,642
Raleigh Durham, NC Airport Auth. Rev.
4,895,000 5.000%, 5/1/2036, Ser. A 4,895,000
Total 15,127,760
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,576,837
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,297,573
Total 5,874,410
Ohio (5.0%)
American Municipal Power Ohio, Inc.
Rev. (Greenup Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,139,200
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,178,200
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 532,780
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
6,700,000 5.000%, 6/1/2055, Ser. B-2 5,963,067
Cuyahoga County, OH Sales Tax Rev.
1,000,000 5.000%, 12/1/2035 1,150,350
Franklin County, OH Convention Fac.
Auth. Rev. (Greater Columbus
Convention Center Hotel)
1,785,000 5.000%, 12/1/2051 1,321,114
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,394,780
1,500,000 5.000%, 5/1/2037, Ser. A
c
1,627,665
Lucas County, OH Health Care System
Refg. Rev. (Sunset Retirement
Communities)
1,360,000 5.125%, 8/15/2025 1,392,314
1,750,000 5.500%, 8/15/2030 1,793,820
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,677,792
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
390,000 6.500%, 10/1/2020, Ser. B 399,025
2,745,000 5.000%, 12/1/2028 3,173,467

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Ohio (5.0%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
$ 2,565,000 5.000%, 12/1/2035, Ser. A $ 2,742,267
Ohio Higher Educational Fac.
Commission Rev. (Kenyon College)
3,025,000 5.000%, 7/1/2042 3,258,893
Ohio Higher Educational Fac.
Commission Rev. Refg. (Kenyon
College)
1,505,000 5.250%, 7/1/2044 1,515,655
Ohio Higher Educational Fac.
Commission Rev. Refg. (University
of Findlay)
2,400,000 5.000%, 3/1/2034 2,504,928
Ohio Hospital Rev. (Cleveland Clinic
Health System Obligated Group)
5,000,000 5.000%, 1/1/2034
c
5,350,350
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,451,040
Ohio State Turnpike Commission Rev.
8,680,000
Zero Coupon, 2/15/2034,
Ser. A-4
f
9,844,856
Ohio State Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
d
11,952,000
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,922,800
Toledo, OH Water System Rev. Refg.
and Improvements
2,500,000 5.000%, 11/15/2038 2,746,000
Total 73,032,363
Oklahoma (1.7%)
Grand River, OK Dam Authority Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,722,634
Oklahoma Agricultural and
Mechanical Colleges General Rev.
3,000,000 5.000%, 8/1/2038, Ser. C 3,392,040
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,340,397
Oklahoma Turnpike Auth. Rev.
500,000 5.000%, 1/1/2028, Ser. A 512,215
2,500,000 5.000%, 1/1/2042, Ser. A 2,861,475
5,665,000 5.000%, 1/1/2047, Ser. C 6,432,041
Total 24,260,802
Oregon (1.1%)
Clackamas and Washington Counties,
OR Joint School District No.3 G.O.
(West Linn-Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 365,617
Clackamas County, OR School District
3,500,000 5.000%, 6/15/2049, Ser. B 4,141,585
Multnomah & Clackamas Counties
School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 332,582
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Oregon (1.1%) - continued
Port of Portland, OR Rev. Refg.
(Portland International Airport)
$ 1,025,000 5.000%, 7/1/2035, Ser. 23 $ 1,151,136
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,260,483
Salem-Keizer School District No. 24J,
Marion and Polk Counties, OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,291,250
Warm Springs, OR Reservation
Confederated Tribes Hydroelectric
Rev. Refg. (Pelton-Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
913,952
Total 16,456,605
Pennsylvania (2.2%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,733,490
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 444,130
410,000 5.000%, 5/15/2048 389,848
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran Social
Ministries)
1,350,000 5.000%, 1/1/2038 1,364,053
Lancaster County, PA Hospital Auth.
Rev. Refg. (St. Anne's Retirement
Community, Inc.)
250,000 5.000%, 3/1/2050 223,058
250,000 5.000%, 3/1/2045 226,577
Pennsylvania Economic Development
Financial Auth. Solid Waste
Disposal Rev. (CarbonLite P, LLC)
2,875,000 5.750%, 6/1/2036, AMT
b
2,528,764
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
3,155,960
Pennsylvania Turnpike Commission
Turnpike Rev.
3,000,000 5.000%, 12/1/2040, Ser. B 3,297,420
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,431,734
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
d
13,025,153
Total 31,820,187
Puerto Rico (0.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
5,296,000 4.550%, 7/1/2040, Ser. A-1 4,875,074
Total 4,875,074
South Carolina (1.9%)
Beaufort-Jasper Water & Sewer Auth.
Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 500,595

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
South Carolina (1.9%) - continued
Charleston County, SC Airport System
Rev.
$ 6,215,000
5.500%, 7/1/2031, Ser. A,
AMT $ 6,792,498
Columbia, SC Waterworks and Sewer
System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A 6,308,925
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,182,787
2,890,000 5.000%, 10/1/2031, Ser. B 3,018,056
Piedmont, SC Municipal Power
Agency Electric Rev. Refg. (NATL-RE
Insured)
4,000,000 6.250%, 1/1/2021
d
4,138,720
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,258,720
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,047,380
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,468,278
Total 27,715,959
South Dakota (0.1%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,143,670
Total 1,143,670
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031 573,505
450,000 5.000%, 11/1/2032 514,683
1,275,000 5.000%, 11/1/2034 1,451,753
250,000 5.000%, 11/1/2036 283,385
Total 2,823,326
Texas (9.6%)
Central Texas Regional Mobility Auth.
Rev.
1,700,000 5.000%, 1/1/2040, Ser. A 1,802,833
Clifton, TX Higher Education Finance
Corporation Education Rev. (IDEA
Public Schools)
1,000,000 5.000%, 8/15/2042 1,033,870
2,000,000 6.000%, 8/15/2043 2,174,200
Clifton, TX Higher Education Finance
Corporation Education Rev. (IDEA
Public Schools) (PSF-GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
d
1,174,090
4,605,000 5.000%, 8/15/2039
d
5,237,266
2,000,000 5.000%, 8/15/2046, Ser. A
d
2,303,580
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Texas (9.6%) - continued
Clifton, TX Higher Education Finance
Corporation Education Rev. (Uplift
Education)
$ 4,000,000 6.250%, 12/1/2045, Ser. A
c
$ 4,116,520
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,360,680
Gulf Coast, TX Waste Disposal
Auth. Environmental Fac. Rev.
(ExxonMobil)
1,700,000 0.170%, 9/1/2025, AMT
a
1,700,000
Harris County, TX Cultural Education
Fac. Finance Corporation Rev. (First
Mortgage Brazos Presbyterian
Homes, Inc.)
295,000 5.000%, 1/1/2033, Ser. A 285,047
Harris County, TX Cultural Education
Fac. Finance Corporation Rev. Refg.
(Brazos Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 1,877,140
Houston, TX Water and Sewer System
Rev. Refg. (AGM Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
14,497,300
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,096,755
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
d
1,212,300
Lower Colorado River, TX Auth. Rev.
Refg. (LCRA Transmission Services
Corporation)
1,000,000 5.000%, 5/15/2044 1,145,160
New Hope Cultural Education
Facilities Corporation, TX Student
Housing Rev. (Collegiate Housing
College Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,041,760
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
d
6,357,650
2,000,000 5.250%, 2/1/2029
d
2,594,300
North Texas Education Finance
Corporation Education Rev. (Uplift
Education)
4,500,000 5.125%, 12/1/2042, Ser. A
c
4,871,520
North Texas Tollway Auth. System Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
c
15,830,550
North Texas Tollway Auth. System Rev.
Refg.
5,000,000 5.000%, 1/1/2042, Ser. B 5,194,900
North Texas Tollway Auth. System Rev.
Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
d
4,304,850
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-GTD
Insured)
5,705,000 5.000%, 2/15/2038
d
6,430,904

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Texas (9.6%) - continued
Port Freeport TX Senior Lien Rev.
$ 3,700,000
5.000%, 6/1/2049, Ser. A,
AMT $ 4,220,738
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,171,684
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,492,919
Socorro, TX Independent School
District G.O. (PSF-GTD Insured)
1,925,000 5.000%, 8/15/2034
c,d
1,948,350
75,000 5.000%, 8/15/2034
d
75,812
Southwest TX Higher Education Auth.
Rev. Refg. (Southern Methodist
University)
600,000 5.000%, 10/1/2039 698,430
600,000 5.000%, 10/1/2040 696,990
700,000 5.000%, 10/1/2041 811,244
Tarrant County Cultural Education
Fac. Finance Corporation Hospital
Rev. (Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,869,495
Tarrant County Cultural Education
Fac. Finance Corporation Rev. Refg.
(Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 751,207
Texas G.O. Refg.
13,940,000 5.000%, 10/1/2044, Ser. A 15,676,924
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
10,000,000 5.000%, 6/30/2058, AMT 10,432,300
Total 141,489,268
Utah (1.7%)
Jordan Valley, UT Water Conservancy
District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,102,906
3,000,000 5.000%, 10/1/2049, Ser. A 3,580,410
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,224,971
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,094,390
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,111,770
Utah Charter School Finance Auth.
Rev. (North Davis Preparatory)
1,000,000 6.250%, 7/15/2030 1,004,860
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 924,608
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
3,175,000 5.000%, 5/15/2043 3,256,153
1,610,000 5.000%, 5/15/2045, Ser. A 1,758,136
Total 25,058,204
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency Rev.
Refg. (University of Vermont
Medical Center)
$ 3,000,000 5.000%, 12/1/2035, Ser. A $ 3,306,150
1,000,000 5.000%, 12/1/2036, Ser. A 1,099,020
Total 4,405,170
Virginia (2.9%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,599,829
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
c
10,447,100
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,160,477
8,910,000 6.000%, 1/1/2037, AMT 9,031,265
1,800,000 5.500%, 1/1/2042, AMT 1,778,292
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 614,703
6,575,000 5.000%, 12/31/2049, AMT 6,617,803
10,610,000 5.000%, 12/31/2052, AMT 10,653,607
Total 42,903,076
Washington (2.9%)
Clark County, WA Public Utility District
No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 929,872
FYI Properties Rev. Refg. (Washington
DIS)
5,000,000 5.000%, 6/1/2038 5,949,550
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
b
768,465
Pend Oreille County, WA Public Utility
District No. 1 Rev. Refg. (Box
Canyon Production System)
2,810,000 5.000%, 1/1/2037 3,243,190
2,950,000 5.000%, 1/1/2038 3,394,093
Pierce County, WA School District No.
10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039 2,501,619
Port of Seattle Special Fac. Rev. Refg.
(Seatac Fuel Fac., LLC)
1,000,000 5.000%, 6/1/2020, AMT 1,002,980
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,101,560
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,140,790
Snohomish County, WA Housing Auth.
Rev.
3,005,000 5.000%, 4/1/2041 3,500,014
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,449,640
5,310,000 5.000%, 8/1/2042, Ser. A 6,261,286
Total 43,243,059

Municipal Bond Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
West Virginia (0.4%)
West Virginia State University Rev.
$ 5,000,000 5.000%, 10/1/2049, Ser. A $ 5,908,450
Total 5,908,450
Wisconsin (2.0%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,330,210
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,225,120
Wisconsin Health & Educational Fac.
Auth. Rev. (PHW Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,548,785
Wisconsin Health & Educational Fac.
Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,293,994
2,500,000 5.000%, 12/15/2044 2,678,000
Wisconsin Health & Educational Fac.
Auth. Rev. Refg. (Ascension Health
Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 10,395,420
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Benevolent
Corporation Cedar Community)
870,000 5.000%, 6/1/2037 760,101
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,366,150
Wisconsin Health & Educational Fac.
Auth. Rev. Refg. (Marshfield Clinic
Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,034,080
Total 29,631,860
Wyoming (0.1%)
Sublette County, WY Pollution Control
Rev. Refg. (ExxonMobil)
1,485,000 0.170%, 10/1/2044, AMT
a
1,485,000
Wyoming State Farm Loan Board
Capital Fac. Refg. Rev.
395,000 5.750%, 10/1/2020 403,034
Total 1,888,034
Total Long-Term Fixed Income
(cost $1,410,202,847) 1,453,277,011
Total Investments
(cost $1,410,202,847) 98.8% $1,453,277,011
Other Assets and Liabilities,
Net 1.2% 18,200,949
Total Net Assets 100.0% $1,471,477,960
a Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $8,621,791 or 0.6% of total net assets.
c Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited
into an irrevocable escrow account and is used to purchase
U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited to
economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
e Defaulted security.  Interest is not being accrued.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
g Denotes investments purchased on a when-issued or delayed
delivery basis.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
REMIC - Real Estate Mortgage Investment Conduit
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Basic Materials (1.5%)
Arch Coal, Inc., Term Loan
$ 1,650,960
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b,c
$ 1,378,551
Ball Metalpack Finco, LLC, Term
Loan
265,275
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
223,715
Big River Steel, LLC, Term Loan
1,014,000
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b
877,110
Chemours Company, Term Loan
1,283,800
2.160%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,168,489
Hexion, Inc., Term Loan
1,040,000
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b,d,e
988,655
Innophos Holdings, Inc., Term Loan
1,040,000
4.614%,  (LIBOR 1M +
3.750%), 2/7/2027
b
986,700
Momentive Performance Materials
USA, LLC, Term Loan
885,310
3.660%,  (LIBOR 1M +
3.250%), 5/15/2024
b
786,660
Nouryon USA, LLC, Term Loan
1,760,438
3.864%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,593,196
Peabody Energy Corporation, Term
Loan
1,176,000
3.154%,  (LIBOR 1M +
2.750%), 3/31/2025
b
639,744
Pixelle Specialty Solutions, LLC, Term
Loan
2,060,310
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
1,767,746
Univar Solutions USA, Inc., Term
Loan
389,025
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
369,940
Total 10,780,506
Capital Goods (3.1%)
Advanced Disposal Services, Inc.,
Term Loan
1,767,431
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
1,743,376
Arconic Rolled Products Corporation,
Term Loan
1,500,000
3.240%,  (LIBOR 1M +
2.750%), 3/25/2027
b,c
1,485,000
Flex Acquisition Company, Inc. Term
Loan
1,925,000
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,792,175
GFL Environmental, Inc., Term Loan
3,216,934
4.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
3,155,813
Mauser Packaging Solutions Holding
Company, Term Loan
1,369,997
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,172,211
Natgasoline, LLC, Term Loan
1,145,500
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
1,030,950
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Capital Goods (3.1%) - continued
Navistar, Inc., Term Loan
$ 1,901,238
4.220%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 1,712,311
Reynolds Consumer Products, LLC,
Term Loan
3,000,000
2.154%,  (LIBOR 1M +
1.750%), 2/4/2027
b
2,886,090
Reynolds Group Holdings, Inc., Term
Loan
1,246,766
3.154%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,186,248
TransDigm, Inc., Term Loan
3,715,620
2.654%,  (LIBOR 1M +
2.250%), 12/9/2025
b
3,243,624
Vertiv Group Corporation, Term Loan
3,500,000
3.993%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
3,281,250
Total 22,689,048
Communications Services (6.0%)
Altice France SA, Term Loan
790,550
3.154%,  (LIBOR 1M +
2.750%), 7/31/2025
b
720,389
CenturyLink, Inc., Term Loan
5,326,650
2.654%,  (LIBOR 1M +
2.250%), 3/15/2027
b
5,027,026
Charter Communications Operating,
LLC, Term Loan
2,335,000
2.160%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
2,260,093
CommScope, Inc., Term Loan
2,457,650
3.654%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,304,932
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000
2.654%,  (LIBOR 1M +
2.250%), 1/31/2028
b
4,020,950
CSC Holdings, LLC, Term Loan
1,450,150
3.064%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,377,410
3,581,025
3.314%,  (LIBOR 1M +
2.500%), 4/15/2027
b
3,402,618
Diamond Sports Group, LLC, Term
Loan
3,112,925
3.820%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,526,014
Entercom Media Corporation, Term
Loan
1,166,197
2.904%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,026,545
Gray Television, Inc., Term Loan
520,000
0.000%,  (LIBOR 3M +
2.250%), 2/7/2024
b,d,e
492,159
HCP Acquisition, LLC, Term Loan
2,220,070
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
2,095,657
iHeartCommunications, Inc., Term
Loan
830,000
3.989%,  (LIBOR 1M +
3.000%), 5/1/2026
b,d,e
741,696
Mediacom Illinois, LLC, Term Loan
587,542
1.900%,  (LIBOR 1W +
1.750%), 2/15/2024
b
561,837

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Communications Services (6.0%) - continued
NEP Group, Inc., Term Loan
$ 1,905,875
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b,c
$ 1,524,700
SBA Senior Finance II, LLC, Term
Loan
1,862,009
2.160%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,794,511
Terrier Media Buyer, Inc., Term Loan
1,162,087
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b
1,077,836
T-Mobile USA, Inc., Term Loan
2,590,000
0.000%,  (LIBOR 1M +
3.000%), 4/1/2027
b,d,e
2,572,880
TNS, Inc., Term Loan
1,422,711
4.410%,  (LIBOR 1M + 4.000%),
8/14/2022
b
1,259,099
Virgin Media Bristol, LLC, Term Loan
3,140,000
3.314%,  (LIBOR 1M +
2.500%), 1/31/2028
b
2,964,945
WideOpenWest Finance, LLC, Term
Loan
2,593,625
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
2,401,541
Windstream Services, LLC, Term
Loan
1,035,000
2.910%,  (LIBOR 1M +
2.500%), 2/26/2021
b
1,011,713
545,812
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
302,926
Ziggo Financing Partnership, Term
Loan
2,285,000
3.314%,  (LIBOR 1M +
2.500%), 4/30/2028
b
2,127,906
Total 43,595,383
Consumer Cyclical (3.7%)
1011778 B.C., LLC, Term Loan
3,381,525
2.154%,  (LIBOR 1M +
1.750%), 11/19/2026
b
3,162,774
Cengage Learning, Inc., Term Loan
1,837,592
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
1,396,570
Eldorado Resorts, Inc., Term Loan
257,858
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
243,193
Four Seasons Hotels, Ltd., Term Loan
1,461,023
2.404%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,349,927
Golden Entertainment, Inc., Term
Loan
2,533,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,064,497
Golden Nugget, LLC, Term Loan
3,490,236
3.455%,  (LIBOR 1M +
2.500%), 10/4/2023
b
2,784,789
IAA, Inc., Term Loan
585,337
2.688%,  (LIBOR 1M +
2.250%), 6/28/2026
b
551,681
LCPR Loan Financing, LLC, Term
Loan
2,995,000
5.814%,  (LIBOR 1M +
5.000%), 10/25/2026
b
2,927,612
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Consumer Cyclical (3.7%) - continued
Men's Warehouse, Inc., Term Loan
$ 1,173,489
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
$ 398,986
Mohegan Gaming and
Entertainment, Term Loan
2,031,437
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
1,391,535
Scientific Games International, Inc.,
Term Loan
4,860,751
3.521%,  (LIBOR 2M +
2.750%), 8/14/2024
b
4,006,085
Staples, Inc., Term Loan
650,087
5.516%,  (LIBOR 3M +
4.500%), 9/12/2024
b
524,406
2,179,585
6.016%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,729,130
Stars Group Holdings BV, Term Loan
2,340,947
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b,c
2,323,390
Tenneco, Inc., Term Loan
883,812
3.404%,  (LIBOR 1M +
3.000%), 10/1/2025
b
683,850
Wyndham Hotels & Resorts, Inc.,
Term Loan
1,004,700
2.154%,  (LIBOR 1M +
1.750%), 5/30/2025
b
918,798
Total 26,457,223
Consumer Non-Cyclical (4.4%)
Aramark Services, Inc., Term Loan
575,000
2.154%,  (LIBOR 1M +
1.750%), 3/11/2025
b
537,085
Bausch Health Americas, Inc., Term
Loan
5,183,750
3.718%,  (LIBOR 1M +
3.000%), 6/1/2025
b
5,008,798
Change Healthcare Holdings, LLC,
Term Loan
1,245,000
0.000%,  (LIBOR 1M +
2.500%), 3/1/2024
b,d,e
1,196,756
Chobani, LLC, Term Loan
1,435,178
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,361,826
Dole Food Company, Inc., Term Loan
1,245,000
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
1,192,610
Elanco Animal Health, Inc., Term
Loan
1,375,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
1,325,156
Endo International plc, Term Loan
1,525,668
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,383,598
Global Medical Response, Inc., Term
Loan
4,139,713
4.250%,  (LIBOR 1M +
3.250%), 4/28/2022
b
3,791,728
483,862
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
429,292
Grifols Worldwide Operations USA,
Inc., Term Loan
1,316,700
2.137%,  (LIBOR 1W +
2.000%), 11/15/2027
b
1,272,814

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Consumer Non-Cyclical (4.4%) - continued
IQVIA, Inc., Term Loan
$ 290,000
0.000%,  (LIBOR 1M +
1.750%), 1/1/2025
b,d,e
$ 278,038
JBS USA LUX SA, Term Loan
2,353,116
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
2,263,415
Mallinckrodt International Finance
SA, Term Loan
1,052,411
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
729,542
McGraw-Hill, LLC, Term Loan
1,510,774
5.450%,  (LIBOR 1M +
4.000%), 5/4/2022
b
1,217,427
MPH Acquisition Holdings, LLC, Term
Loan
3,860,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,543,982
Ortho-Clinical Diagnostics SA, Term
Loan
3,617,650
4.266%,  (LIBOR 1M +
3.250%), 6/30/2025
b
3,206,143
Plantronics, Inc., Term Loan
796,023
2.991%,  (LIBOR 1M +
2.500%), 7/2/2025
b
647,143
R.R. Donnelley & Sons Company,
Term Loan
258,040
5.404%,  (LIBOR 1M +
5.000%), 1/15/2024
b
225,785
Sotera Health Holdings, LLC, Term
Loan
1,250,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
1,198,125
US Foods, Inc., Term Loan
830,000
2.154%,  (LIBOR 1M +
1.750%), 6/27/2023
b,d,e
762,953
Total 31,572,216
Energy (1.2%)
BCP Raptor II, LLC, Term Loan
456,550
5.154%,  (LIBOR 1M +
4.750%), 11/3/2025
b
212,866
Buckeye Partners, LP, Term Loan
1,765,000
3.120%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
1,649,181
Calpine Corporation, Term Loan
1,476,253
2.660%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,423,817
CONSOL Energy, Inc., Term Loan
1,148,400
4.910%,  (LIBOR 1M +
4.500%), 9/28/2024
b
688,328
Fieldwood Energy, LLC, Term Loan
1,560,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
327,600
McDermott Technology (Americas),
Inc., Term Loan
2,409,581
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
799,186
Radiate Holdco, LLC, Term Loan
3,928,889
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
3,751,460
Total 8,852,438
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Financials (2.4%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
$ 1,053,990
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
$ 989,243
Blackstone CQP Holdco, LP, Term
Loan
1,915,525
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
1,754,295
Delos Finance SARL, Term Loan
1,040,000
2.794%,  (LIBOR 3M +
1.750%), 10/6/2023
b,d,e
982,280
Digicel International Finance, Ltd.,
Term Loan
2,521,818
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
2,045,825
GGP Nimbus, LLC, Term Loan
2,674,275
2.904%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,973,241
INEOS U.S. Finance, LLC, Term Loan
830,000
0.000%,  (LIBOR 1M +
2.000%), 3/31/2024
b,d,e
782,068
Level 3 Financing, Inc., Term Loan
1,980,000
2.154%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,892,543
MoneyGram International, Inc., Term
Loan
1,081,825
6.862%,  (LIBOR 2M +
6.000%), 6/30/2023
b
772,488
NCR Corporation, Term Loan
1,636,775
2.910%,  (LIBOR 1M +
2.500%), 8/28/2026
b,c
1,538,569
Northriver Midstream Finance, LP,
Term Loan
1,606,843
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,288,913
Tronox Finance, LLC, Term Loan
1,998,422
3.587%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,869,783
Vericast Corporation, Term Loan
2,111,476
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,337,261
Total 17,226,509
Technology (2.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
4,029,975
4.260%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
3,490,966
Prime Security Services Borrower,
LLC, Term Loan
4,552,125
4.266%,  (LIBOR 1M +
3.250%), 9/23/2026
b
4,304,990
Rackspace Hosting, Inc., Term Loan
4,002,998
4.763%,  (LIBOR 2M +
3.000%), 11/3/2023
b
3,742,402
SS&C Technologies, Inc., Term Loan
680,535
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
653,389
485,609
2.154%,  (LIBOR 1M +
1.750%), 4/16/2025
b
466,238

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Principal
Amount Bank Loans ( 25 .3% )
a
Value
Technology (2.2%) - continued
Zayo Group Holdings, Inc., Term Loan
$ 3,320,000
3.404%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 3,111,537
Total 15,769,522
Transportation (0.5%)
Genesee & Wyoming, Inc., Term Loan
2,075,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
2,003,122
United Airlines, Inc., Term Loan
1,555,000
2.154%,  (LIBOR 3M +
1.750%), 4/1/2024
b,d,e
1,361,605
Total 3,364,727
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
520,000
3.250%,  (LIBOR 1M +
2.250%), 9/24/2026
b,d,e
503,750
Core and Main, LP, Term Loan
1,184,625
3.988%,  (LIBOR 6M +
2.750%), 8/1/2024
b
1,111,700
EnergySolutions, LLC, Term Loan
879,337
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b
782,610
Total 2,398,060
Total Bank Loans
(cost $203,856,814) 182,705,632
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Asset-Backed Securities (4.5%)
Apidos CLO XXIV
1,400,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,309,133
Assurant CLO III, Ltd.
1,350,000
2.365%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
1,287,904
Babson CLO, Ltd.
1,225,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,009,276
Benefit Street Partners CLO IV, Ltd.
850,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
795,860
Business Jet Securities, LLC
829,621
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
702,480
Cent CLO, LP
2,700,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,446,157
College Ave Student Loans, LLC
550,975
2.137%,  (LIBOR 1M + 1.650%),
11/26/2046, Ser. 2017-A,
Class A1
b,g
542,031
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Asset-Backed Securities (4.5%) - continued
Education Funding Trust
$ 2,058,711
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
$ 2,053,809
Foundation Finance Trust
402,050
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
403,954
Freedom ABS Trust
1,304,941
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
1,253,450
Harley Marine Financing, LLC
1,264,913
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,116,218
Madison Park Funding XIV, Ltd.
1,250,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,143,205
Myers Park CLO, Ltd.
1,275,000
2.535%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,211,510
OHA Credit Funding 1, Ltd.
1,085,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,033,644
OZLM Funding II, Ltd.
2,170,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
1,966,421
OZLM IX, Ltd.
2,000,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
1,857,100
Palmer Square Loan Funding, Ltd.
850,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
803,868
Park Avenue Institutional Advisers
CLO, Ltd.
2,200,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
2,098,235
Pretium Mortgage Credit Partners,
LLC
2,296,301
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
2,085,828
Riserva CLO, Ltd.
1,125,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,057,140
Saxon Asset Securities Trust
154,806
3.831%,  8/25/2035, Ser.
2004-2, Class MF2
b
140,138
Sound Point CLO X, Ltd.
1,150,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
950,013
Sound Point CLO XXI, Ltd.
2,200,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
1,989,948

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Asset-Backed Securities (4.5%) - continued
THL Credit Wind River CLO, Ltd.
$ 1,150,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
$ 933,656
Vericrest Opportunity Loan
Transferee
1,423,545
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,277,007
Voya CLO, Ltd.
1,250,000
2.279%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
1,181,321
Total 32,649,306
Basic Materials (0.8%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 74,612
Anglo American Capital plc
234,000 4.125%,  9/27/2022
g
237,425
BHP Billiton Finance USA, Ltd.
249,000 6.750%,  10/19/2075
b,g
278,258
Cleveland-Cliffs, Inc.
220,000 5.750%,  3/1/2025
i
157,300
200,000 9.875%,  10/17/2025
g
198,000
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
g
344,175
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 296,800
340,000 4.250%,  3/1/2030 316,574
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 119,494
Koppers, Inc.
380,000 6.000%,  2/15/2025
g
308,750
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
g
364,800
Methanex Corporation
490,000 5.250%,  12/15/2029 411,946
Mosaic Company
64,000 3.250%,  11/15/2022 63,978
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
468,650
Novelis Corporation
590,000 5.875%,  9/30/2026
g
573,657
140,000 4.750%,  1/30/2030
g
124,600
Olin Corporation
500,000 5.125%,  9/15/2027 456,700
Peabody Securities Finance
Corporation
535,000 6.375%,  3/31/2025
g
316,667
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
197,469
Tronox Finance plc
420,000 5.750%,  10/1/2025
g
371,700
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
179,863
Total 5,861,418
Capital Goods (1.8%)
AECOM
775,000 5.125%,  3/15/2027 788,562
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Capital Goods (1.8%) - continued
Amsted Industries, Inc.
$ 520,000 5.625%,  7/1/2027
g
$ 520,572
Ardagh Packaging Finance plc
720,000 6.000%,  2/15/2025
g
720,626
Building Materials Corporation of
America
825,000 6.000%,  10/15/2025
g
849,750
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 190,842
199,000 1.950%,  11/18/2022 202,933
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 179,548
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 181,398
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 364,800
Crown Americas Capital Corporation
IV
715,000 4.500%,  1/15/2023 733,018
Crown Cork & Seal Company, Inc.
530,000 7.375%,  12/15/2026 580,350
General Electric Company
430,000 5.000%,  1/21/2021
b,j
353,830
H&E Equipment Services, Inc.
475,000 5.625%,  9/1/2025 452,485
Howmet Aerospace, Inc.
180,000 6.875%,  5/1/2025 184,071
Huntington Ingalls Industries, Inc.
141,000 3.844%,  5/1/2025
g
148,164
John Deere Capital Corporation
205,000 1.200%,  4/6/2023 206,528
199,000 2.050%,  1/9/2025
i
206,153
L3Harris Technologies, Inc.
195,000 4.950%,  2/15/2021
g
198,284
Lockheed Martin Corporation
160,000 2.500%,  11/23/2020 161,009
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025
g
204,126
Owens-Brockway Glass Container,
Inc.
875,000 5.000%,  1/15/2022
g
883,750
PACCAR Financial Corporation
141,000 2.650%,  4/6/2023 146,141
Parker-Hannifin Corporation
250,000 2.700%,  6/14/2024 255,377
Republic Services, Inc.
127,000 2.500%,  8/15/2024 132,165
Reynolds Group Issuer, Inc.
750,000 5.125%,  7/15/2023
g
753,750
Rockwell Collins, Inc.
126,000 2.800%,  3/15/2022 129,181
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 61,206
124,000 2.350%,  9/15/2024 125,719
Spirit AeroSystems, Inc.
410,000 7.500%,  4/15/2025
g
403,850
Textron Financial Corporation
500,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
310,000

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Capital Goods (1.8%) - continued
TransDigm, Inc.
$ 240,000 6.250%,  3/15/2026
g
$ 234,900
660,000 5.500%,  11/15/2027
g
557,700
United Rentals North America, Inc.
140,000 4.875%,  1/15/2028 139,300
885,000 4.000%,  7/15/2030 834,112
United Technologies Corporation
235,000 3.950%,  8/16/2025 263,907
Waste Management, Inc.
126,000 2.950%,  6/15/2024 134,341
WW Grainger, Inc.
137,000 1.850%,  2/15/2025 140,768
Total 12,933,216
Collateralized Mortgage Obligations (9.1%)
Antler Mortgage Trust
1,050,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
941,005
3,450,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
3,444,724
Banc of America Alternative Loan
Trust
768,265
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 677,536
Banc of America Funding Trust
829,114
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 756,888
Banc of America Mortgage Securities
Trust
942,997
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
809,430
180,385
4.096%,  9/25/2035, Ser.
2005-H, Class 2A1
b
154,084
Bellemeade Re, Ltd.
1,312,751
2.087%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,265,769
Cascade Funding Mortgage Trust
613,570
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
570,131
CHL Mortgage Pass-Through Trust
480,758
3.791%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
437,646
326,301
6.000%,  4/25/2037, Ser.
2007-3, Class A18 245,955
217,534
6.000%,  4/25/2037, Ser.
2007-3, Class A33 163,970
1,136,252
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 872,105
CIM Trust
782,803
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
793,167
Citigroup Mortgage Loan Trust, Inc.
1,411,831
4.021%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,243,221
Countrywide Alternative Loan Trust
489,311
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 459,411
608,331
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 545,622
611,279
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 507,318
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Collateralized Mortgage Obligations (9.1%) -
continued
$ 280,812
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 $ 149,676
213,382
7.000%,  10/25/2037, Ser.
2007-24, Class A10 114,505
Countrywide Home Loan Mortgage
Pass Through Trust
352,501
3.562%,  11/25/2035, Ser.
2005-22, Class 2A1
b
301,553
Credit Suisse First Boston Mortgage
Securities Corporation
120,502
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 117,838
Credit Suisse Mortgage Capital
Certificates
700,822
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
651,362
1,091,928
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
1,049,121
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
862,603
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 853,788
Eagle Re, Ltd.
404,848
2.287%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
379,651
Federal Home Loan Mortgage
Corporation
2,774,784
3.500%,  8/15/2035, Ser.
345, Class C8
k
260,594
Federal Home Loan Mortgage
Corporation - REMIC
2,254,199
3.000%,  5/15/2027, Ser.
4046, Class GI
k
135,231
1,843,466
3.000%,  7/15/2027, Ser.
4084, Class NI
k
124,177
3,048,821
3.500%,  10/15/2032, Ser.
4119, Class KI
k
379,413
2,968,509
3.000%,  4/15/2033, Ser.
4203, Class DI
k
226,770
Federal National Mortgage
Association - REMIC
1,780,633
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
104,878
2,550,948
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
135,332
4,224,339
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
222,909
5,871,211
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
383,386
3,401,430
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
192,555
1,675,134
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
95,467
4,366,242
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
253,782
1,279,102
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
83,024
7,326,572
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
430,509
2,448,638
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
146,922
3,395,247
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
171,191

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Collateralized Mortgage Obligations (9.1%) -
continued
$ 1,734,831
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
$ 189,357
First Horizon Alternative Mortgage
Securities Trust
313,972
3.797%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
287,934
FWD Securitization Trust
1,662,252
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,639,976
Genworth Mortgage Insurance
Corporation
725,000
2.387%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
695,261
GMAC Mortgage Corporation Loan
Trust
237,877
3.816%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
205,277
89,959
0.987%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
88,690
84,973
3.959%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
72,794
Greenpoint Mortgage Funding Trust
215,601
0.687%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
178,468
Home Equity Asset Trust
1,071,501
1.807%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
1,004,895
IndyMac INDA Mortgage Loan Trust
2,574,234
3.879%,  8/25/2036, Ser.
2006-AR1, Class A1
b
2,168,633
IndyMac INDX Mortgage Loan Trust
2,474,342
0.697%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
2,053,567
J.P. Morgan Alternative Loan Trust
631,423
3.818%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
547,510
401,710
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 301,870
J.P. Morgan Mortgage Trust
503,279
4.172%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
466,828
Legacy Mortgage Asset Trust
1,493,371
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,417,504
2,114,875
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
1,967,166
Lehman Mortgage Trust
87,111
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 88,809
Long Beach Mortgage Loan Trust
930,618
1.987%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
800,838
Master Asset Securitization Trust
763,382
0.987%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
215,014
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Collateralized Mortgage Obligations (9.1%) -
continued
Merrill Lynch Alternative Note Asset
Trust
$ 351,120
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 232,076
Merrill Lynch Mortgage Investors
Trust
714,196
4.304%,  6/25/2035, Ser.
2005-A5, Class M1
b
351,927
Oaktown Re II, Ltd.
243,855
2.037%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
237,684
Oaktown Re III, Ltd.
659,919
1.887%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
649,276
Preston Ridge Partners Mortgage
Trust, LLC
322,306
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
306,642
1,235,082
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,148,738
1,547,441
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,400,096
1,265,261
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,055,399
526,598
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
486,130
Pretium Mortgage Credit Partners,
LLC
1,208,901
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
1,080,243
Radnor RE, Ltd.
428,741
1.887%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
421,937
RCO Mortgage, LLC
916,386
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
887,898
696,554
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
670,956
Renaissance Home Equity Loan Trust
1,372,572
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
h
607,320
Residential Accredit Loans, Inc. Trust
614,426
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 584,311
350,304
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 325,625
285,663
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 253,389
414,344
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 362,645
307,492
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 277,156
Residential Asset Securitization Trust
313,307
6.208%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
230,893
1,495,448
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,564,029
85,655
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 52,907

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Collateralized Mortgage Obligations (9.1%) -
continued
Residential Funding Mortgage
Security I Trust
$ 402,388
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 367,046
Sequoia Mortgage Trust
408,879
3.641%,  9/20/2046, Ser.
2007-1, Class 4A1
b
297,964
Stanwich Mortgage Loan Trust
670,601
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
663,824
Starwood Mortgage Residential Trust
826,205
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
838,797
Structured Adjustable Rate Mortgage
Loan Trust
192,090
4.197%,  7/25/2035, Ser.
2005-15, Class 4A1
b
160,389
Structured Asset Mortgage
Investments, Inc.
468,543
0.797%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
410,487
Toorak Mortgage Corporation
1,750,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,570,475
2,350,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,106,701
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,510,536
Vericrest Opportunity Loan
Transferee
485,679
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
436,686
1,000,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
760,597
594,732
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
520,198
3,700,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
2,708,542
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
1,644,200
428,670
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
399,410
Verus Securitization Trust
828,777
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
829,628
Wachovia Asset Securitization, Inc.
649,578
0.627%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,g,l
547,714
WaMu Mortgage Pass Through
Certificates
389,609
3.694%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
350,436
906,262
2.750%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
750,097
Washington Mutual Mortgage Pass-
Through Certificates
337,656
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 320,626
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Collateralized Mortgage Obligations (9.1%) -
continued
Wells Fargo Home Equity Trust
$ 358,155
0.987%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
$ 337,200
Total 65,960,837
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
21,441,139
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
2,355,691
Total 2,355,691
Communications Services (3.0%)
AMC Networks, Inc.
455,000 5.000%,  4/1/2024 441,122
American Tower Corporation
170,000 2.800%,  6/1/2020 170,002
134,000 3.450%,  9/15/2021 137,874
184,000 3.375%,  5/15/2024 196,318
126,000 2.950%,  1/15/2025 132,137
AT&T, Inc.
496,000 4.450%,  4/1/2024 539,794
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
520,055
360,000 5.125%,  5/1/2027
g
373,806
370,000 4.500%,  8/15/2030
g
371,850
CCOH Safari, LLC
840,000 5.750%,  2/15/2026
g
875,784
Charter Communications Operating,
LLC
277,000 3.579%,  7/23/2020 277,398
197,000 4.500%,  2/1/2024 213,213
120,000 4.908%,  7/23/2025 135,242
Clear Channel Worldwide Holdings,
Inc.
500,000 5.125%,  8/15/2027
g
469,800
Comcast Corporation
234,000 1.625%,  1/15/2022
i
237,944
118,000 3.700%,  4/15/2024 129,011
118,000 3.950%,  10/15/2025 132,995
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
192,379
Crown Castle International
Corporation
80,000 3.400%,  2/15/2021 80,736
124,000 4.450%,  2/15/2026 139,140
CSC Holdings, LLC
945,000 5.500%,  5/15/2026
g
978,075
60,000 5.500%,  4/15/2027
g
62,381
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g,i
129,994
Discovery Communications, LLC
231,000 2.950%,  3/20/2023 237,650
Embarq Corporation
370,000 7.995%,  6/1/2036 381,100
Fox Corporation
242,000 4.030%,  1/25/2024 261,119
Front Range BidCo, Inc.
560,000 4.000%,  3/1/2027
g
543,105

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Communications Services (3.0%) - continued
Gray Escrow, Inc.
$ 390,000 7.000%,  5/15/2027
g
$ 392,808
Gray Television, Inc.
60,000 5.875%,  7/15/2026
g
57,600
iHeartCommunications, Inc.
540,000 4.750%,  1/15/2028
g
467,100
Lamar Media Corporation
350,000 3.750%,  2/15/2028
g
322,219
Level 3 Financing, Inc.
500,000 5.250%,  3/15/2026 512,500
745,000 4.625%,  9/15/2027
g
738,146
Moody's Corporation
117,000 2.750%,  12/15/2021 119,247
Neptune Finco Corporation
306,000 10.875%,  10/15/2025
g
330,771
Netflix, Inc.
885,000 4.875%,  4/15/2028 941,136
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
g
233,400
460,000 5.625%,  7/15/2027
g
439,300
Nielsen Finance, LLC
465,000 5.000%,  4/15/2022
g
458,076
SFR Group SA
570,000 7.375%,  5/1/2026
g
595,650
Sirius XM Radio, Inc.
800,000 5.000%,  8/1/2027
g
818,200
Sprint Corporation
820,000 7.250%,  9/15/2021 859,975
835,000 7.625%,  2/15/2025 964,509
Telesat Canada / Telesat, LLC
650,000 4.875%,  6/1/2027
g
633,750
T-Mobile USA, Inc.
231,000 3.500%,  4/15/2025
g
242,492
1,090,000 4.500%,  2/1/2026 1,123,027
VeriSign, Inc.
500,000 4.750%,  7/15/2027 532,605
Verizon Communications, Inc.
287,000 2.946%,  3/15/2022 298,581
252,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
250,563
Viacom, Inc.
178,000 4.250%,  9/1/2023 187,738
245,000 5.875%,  2/28/2057
b
223,097
Virgin Media Secured Finance plc
680,000 5.500%,  8/15/2026
g
701,862
Vodafone Group plc
189,000 3.750%,  1/16/2024 203,474
Windstream Services, LLC
450,000 8.625%,  10/31/2025
f,g
270,000
Ziggo BV
550,000 5.500%,  1/15/2027
g
559,460
Total 21,837,310
Consumer Cyclical (2.2%)
1011778 B.C., ULC
740,000 4.375%,  1/15/2028
g
715,543
Allison Transmission, Inc.
670,000 5.000%,  10/1/2024
g
643,200
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Consumer Cyclical (2.2%) - continued
American Honda Finance
Corporation
$ 187,000 2.050%,  1/10/2023 $ 186,306
BMW Finance NV
125,000 2.250%,  8/12/2022
g
124,599
Brookfield Property REIT, Inc.
290,000 5.750%,  5/15/2026
g
232,000
Brookfield Residential Properties,
Inc.
750,000 6.250%,  9/15/2027
g
686,250
Cedar Fair, LP
310,000 5.250%,  7/15/2029
g
266,600
D.R. Horton, Inc.
188,000 2.550%,  12/1/2020 187,394
Daimler Finance North America, LLC
124,000 2.550%,  8/15/2022
g
122,362
Ford Motor Company
160,000 9.000%,  4/22/2025 155,600
90,000 9.625%,  4/22/2030 88,425
Ford Motor Credit Company, LLC
880,000 4.063%,  11/1/2024 772,200
995,000 4.134%,  8/4/2025 844,685
General Motors Financial Company,
Inc.
174,000 4.375%,  9/25/2021 171,421
118,000 4.200%,  11/6/2021 115,626
116,000 3.150%,  6/30/2022 110,526
245,000 3.950%,  4/13/2024 232,630
199,000 2.900%,  2/26/2025 180,243
Hanesbrands, Inc.
540,000 4.875%,  5/15/2026
g
543,456
Harley-Davidson Financial Services,
Inc.
211,000 4.050%,  2/4/2022
g
210,951
Herc Holdings, Inc.
230,000 5.500%,  7/15/2027
g
215,602
Hilton Domestic Operating Company,
Inc.
710,000 4.875%,  1/15/2030 679,825
Home Depot, Inc.
160,000 2.625%,  6/1/2022
i
166,906
140,000 3.750%,  2/15/2024 154,097
Hyundai Capital America
189,000 3.000%,  6/20/2022
g
186,334
L Brands, Inc.
218,000 6.694%,  1/15/2027 153,690
Landry's, Inc.
370,000 6.750%,  10/15/2024
g
288,600
Lennar Corporation
175,000 2.950%,  11/29/2020 172,025
66,000 4.125%,  1/15/2022 66,261
201,000 4.875%,  12/15/2023 206,025
870,000 4.500%,  4/30/2024 887,400
67,000 5.875%,  11/15/2024 69,680
Lowe's Companies, Inc.
140,000 4.000%,  4/15/2025 155,372
Mattamy Group Corporation
630,000 5.250%,  12/15/2027
g
590,625
McDonald's Corporation
248,000 3.350%,  4/1/2023 263,687
MGM Resorts International
380,000 6.000%,  3/15/2023 369,550

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Consumer Cyclical (2.2%) - continued
$ 450,000 5.750%,  6/15/2025 $ 432,005
Prime Security Services Borrower,
LLC
750,000 5.750%,  4/15/2026
g
738,975
Ralph Lauren Corporation
160,000 2.625%,  8/18/2020 160,384
Ryman Hospitality Properties, Inc.
100,000 4.750%,  10/15/2027
g
87,250
Scientific Games International, Inc.
360,000 5.000%,  10/15/2025
g
314,388
130,000 7.000%,  5/15/2028
g
93,600
ServiceMaster Company, LLC
710,000 5.125%,  11/15/2024
g
724,342
Six Flags Entertainment Corporation
200,000 5.500%,  4/15/2027
g,i
173,140
Six Flags Theme Parks, Inc.
170,000 7.000%,  7/1/2025
g
175,916
Staples, Inc.
400,000 7.500%,  4/15/2026
g
316,000
Target Corporation
140,000 2.250%,  4/15/2025 147,315
TJX Companies, Inc.
141,000 3.500%,  4/15/2025 152,155
VF Corporation
152,000 2.050%,  4/23/2022 153,607
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
209,485
Yum! Brands, Inc.
600,000 4.750%,  1/15/2030
g
612,000
Total 15,706,258
Consumer Non-Cyclical (3.5%)
Abbott Laboratories
234,000 2.550%,  3/15/2022 242,183
123,000 3.400%,  11/30/2023 133,477
AbbVie, Inc.
117,000 2.900%,  11/6/2022 121,716
246,000 2.300%,  11/21/2022
g
252,169
368,000 3.600%,  5/14/2025 399,460
Albertson's Companies, Inc.
670,000 6.625%,  6/15/2024 690,937
170,000 4.875%,  2/15/2030
g
172,337
Allergan Sales, LLC
57,000 4.875%,  2/15/2021
g
58,992
Allergan, Inc.
126,000 2.800%,  3/15/2023 128,485
Altria Group, Inc.
204,000 3.800%,  2/14/2024 218,344
124,000 4.400%,  2/14/2026 137,496
Amgen, Inc.
201,000 1.900%,  2/21/2025 205,331
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 135,137
Anheuser-Busch InBev Finance, Inc.
105,000 3.300%,  2/1/2023 110,439
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 198,323
Anthem, Inc.
210,000 2.375%,  1/15/2025 215,955
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Consumer Non-Cyclical (3.5%) - continued
Aramark Services, Inc.
$ 340,000 6.375%,  5/1/2025
g
$ 353,600
Avantor, Inc.
530,000 6.000%,  10/1/2024
g
558,620
B&G Foods, Inc.
440,000 5.250%,  9/15/2027 444,875
BAT Capital Corporation
117,000 2.764%,  8/15/2022 118,544
178,000 3.222%,  8/15/2024 184,656
Bausch Health Companies, Inc.
345,000 7.000%,  1/15/2028
g
357,937
90,000 5.000%,  1/30/2028
g
86,157
90,000 5.250%,  1/30/2030
g
89,100
Bayer U.S. Finance II, LLC
225,000 3.500%,  6/25/2021
g
229,579
Boston Scientific Corporation
280,000 3.450%,  3/1/2024 296,535
Bristol-Myers Squibb Company
178,000 3.625%,  5/15/2024
g
195,745
Bunge, Ltd. Finance Corporation
160,000 3.500%,  11/24/2020 160,852
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
141,705
Centene Corporation
710,000 4.750%,  1/15/2025 726,578
200,000 5.375%,  8/15/2026
g
213,020
190,000 4.250%,  12/15/2027
g
198,787
280,000 4.625%,  12/15/2029
g
306,600
Cigna Corporation
235,000 4.125%,  11/15/2025 263,509
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 121,703
118,000 4.300%,  5/1/2024 127,890
Constellation Brands, Inc.
252,000 4.250%,  5/1/2023 269,580
CVS Health Corporation
117,000 2.750%,  12/1/2022 121,063
382,000 3.700%,  3/9/2023 405,042
252,000 4.100%,  3/25/2025 278,194
Diageo Capital plc
200,000 1.375%,  9/29/2025 199,653
Encompass Health Corporation
500,000 4.500%,  2/1/2028 500,950
Energizer Holdings, Inc.
745,000 6.375%,  7/15/2026
g
766,419
General Mills, Inc.
126,000 3.700%,  10/17/2023 136,451
126,000 3.650%,  2/15/2024 135,672
HCA, Inc.
1,340,000 5.375%,  2/1/2025 1,440,688
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
125,039
JBS USA, LLC
355,000 5.750%,  6/15/2025
g
359,441
770,000 5.500%,  1/15/2030
g
779,625
Kellogg Company
254,000 3.125%,  5/17/2022 262,911
Keurig Dr Pepper, Inc.
252,000 3.551%,  5/25/2021 257,146

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Consumer Non-Cyclical (3.5%) - continued
Kraft Foods Group, Inc.
$ 440,000 5.000%,  6/4/2042 $ 446,038
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 673,576
670,000 3.750%,  4/1/2030
g
680,669
Kroger Company
122,000 2.800%,  8/1/2022 126,306
Mead Johnson Nutrition Company
160,000 3.000%,  11/15/2020 161,396
Medtronic, Inc.
68,000 3.500%,  3/15/2025 75,857
Mondelez International Holdings
Netherlands BV
180,000 2.000%,  10/28/2021
g
181,762
Mondelez International, Inc.
77,000 2.125%,  4/13/2023 78,385
Mylan NV
173,000 3.150%,  6/15/2021 174,031
Mylan, Inc.
127,000 4.200%,  11/29/2023 132,214
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 137,212
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
364,608
PepsiCo, Inc.
206,000 2.250%,  3/19/2025 217,751
Pernod Ricard SA
130,000 5.750%,  4/7/2021
g
135,296
Philip Morris International, Inc.
215,000 1.500%,  5/1/2025 214,673
Pilgrim's Pride Corporation
500,000 5.875%,  9/30/2027
g
505,975
Post Holdings, Inc.
550,000 5.750%,  3/1/2027
g
563,063
Reynolds American, Inc.
126,000 4.850%,  9/15/2023 136,795
Scotts Miracle-Gro Company
410,000 4.500%,  10/15/2029 399,750
Shire Acquisitions Investments
Ireland Designated Activity
Company
232,000 2.400%,  9/23/2021 235,497
Simmons Foods, Inc.
285,000 5.750%,  11/1/2024
g
265,050
Spectrum Brands, Inc.
540,000 5.750%,  7/15/2025 538,650
180,000 5.000%,  10/1/2029
g
171,900
Sysco Corporation
273,000 5.650%,  4/1/2025 305,930
Teleflex, Inc.
650,000 4.625%,  11/15/2027 666,250
Tenet Healthcare Corporation
180,000 4.625%,  7/15/2024 177,624
620,000 5.125%,  11/1/2027
g
612,250
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 41,871
450,000 2.800%,  7/21/2023 413,438
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 155,623
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Consumer Non-Cyclical (3.5%) - continued
UnitedHealth Group, Inc.
$ 160,000 3.350%,  7/15/2022 $ 168,883
VRX Escrow Corporation
1,450,000 6.125%,  4/15/2025
g
1,465,406
Zoetis, Inc.
175,000 3.450%,  11/13/2020 176,808
189,000 3.250%,  2/1/2023 197,130
Total 25,632,314
Energy (2.0%)
Archrock Partners, LP
390,000 6.250%,  4/1/2028
g
290,550
BP Capital Markets America, Inc.
490,000 2.520%,  9/19/2022 498,602
141,000 2.937%,  4/6/2023 145,465
Buckeye Partners, LP
540,000 3.950%,  12/1/2026 488,700
210,000 4.125%,  12/1/2027 187,425
Canadian Natural Resources, Ltd.
120,000 2.950%,  1/15/2023 116,075
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
g
134,125
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 845,706
Chesapeake Energy Corporation
223,000 11.500%,  1/1/2025
g
6,132
Continental Resources, Inc.
284,000 5.000%,  9/15/2022
i
266,960
184,000 4.500%,  4/15/2023 162,725
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 112,452
Enagas SA
1,150,000 5.500%,  1/15/2028
g
787,750
Enbridge, Inc.
120,000 2.900%,  7/15/2022 120,668
459,000 6.250%,  3/1/2078
b
420,214
Endeavor Energy Resources, LP
230,000 5.750%,  1/30/2028
g
200,100
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 123,883
252,000 5.875%,  1/15/2024 261,659
143,000 6.625%,  2/15/2028
b,j
102,432
EnLink Midstream Partners, LP
490,000 4.850%,  7/15/2026 298,900
Enterprise Products Operating, LLC
355,000 4.875%,  8/16/2077
b
308,850
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 164,119
EQT Corporation
480,000 3.900%,  10/1/2027 403,200
Equinor ASA
139,000 2.875%,  4/6/2025 145,787
Exxon Mobil Corporation
227,000 1.571%,  4/15/2023 230,214
135,000 2.992%,  3/19/2025 144,423
Hess Corporation
126,000 3.500%,  7/15/2024 114,556
Kinder Morgan Energy Partners, LP
234,000 3.450%,  2/15/2023 240,269

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Energy (2.0%) - continued
Marathon Petroleum Corporation
$ 126,000 4.750%,  12/15/2023 $ 127,017
MPLX, LP
175,000 4.500%,  7/15/2023 175,048
Murphy Oil Corporation
440,000 5.875%,  12/1/2027 298,628
Nabors Industries, Inc.
410,000 5.750%,  2/1/2025 94,300
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
g
49,400
Newfield Exploration Company
202,000 5.625%,  7/1/2024 144,484
Occidental Petroleum Corporation
48,000 4.850%,  3/15/2021 46,080
280,000 2.700%,  8/15/2022
i
243,600
540,000 2.900%,  8/15/2024 410,238
180,000 3.400%,  4/15/2026 128,700
ONEOK, Inc.
67,000 2.200%,  9/15/2025 57,932
Parsley Energy, LLC
550,000 5.625%,  10/15/2027
g
470,250
Plains All American Pipeline, LP
273,000 5.000%,  2/1/2021 266,981
307,000 6.125%,  11/15/2022
b,j
205,791
63,000 2.850%,  1/31/2023 59,507
Sabine Pass Liquefaction, LLC
117,000 6.250%,  3/15/2022 120,716
117,000 5.625%,  4/15/2023 121,637
Shell International Finance BV
139,000 2.375%,  4/6/2025 143,300
Southwestern Energy Company
685,000 7.500%,  4/1/2026
i
613,404
Sunoco Logistics Partners
Operations, LP
160,000 4.400%,  4/1/2021 159,563
Sunoco, LP
315,000 5.875%,  3/15/2028 299,250
Targa Resources Partners, LP
620,000 5.375%,  2/1/2027 527,000
Transocean Guardian, Ltd.
350,700 5.875%,  1/15/2024
g
268,286
Transocean, Ltd.
330,000 8.000%,  2/1/2027
g
125,400
Viper Energy Partners, LP
540,000 5.375%,  11/1/2027
g
483,300
W&T Offshore, Inc.
660,000 9.750%,  11/1/2023
g
217,800
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 116,100
Williams Partners, LP
250,000 4.000%,  11/15/2021 253,455
WPX Energy, Inc.
480,000 5.750%,  6/1/2026 435,024
200,000 5.250%,  10/15/2027 174,000
170,000 4.500%,  1/15/2030 138,550
Total 14,296,682
Financials (6.6%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 166,934
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
AerCap Ireland Capital, Ltd.
$ 124,000 3.500%,  1/15/2025 $ 106,931
Air Lease Corporation
235,000 2.500%,  3/1/2021 223,125
Aircastle, Ltd.
168,000 5.000%,  4/1/2023 158,794
Ally Financial, Inc.
470,000 5.750%,  11/20/2025 481,750
American Express Company
126,000 3.375%,  5/17/2021 128,303
127,000 3.700%,  8/3/2023 134,702
124,000 3.400%,  2/22/2024 131,342
Athene Global Funding
187,000 4.000%,  1/25/2022
g
192,501
Australia and New Zealand Banking
Group, Ltd.
270,000 6.750%,  6/15/2026
b,g,j
289,575
230,000 2.950%,  7/22/2030
b,g
226,815
Avolon Holdings Funding, Ltd.
62,000 5.250%,  5/15/2024
g
53,761
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 5/18/2020
b,j
119,578
Banco Bilbao Vizcaya Argentaria SA
200,000 6.500%,  3/5/2025
b,j
181,750
200,000 6.125%,  11/16/2027
b,i,j
175,500
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
89,284
Banco Santander SA
200,000
2.431%,  (LIBOR 3M + 1.120%),
4/12/2023
b
192,830
Bank of America Corporation
250,000 2.738%,  1/23/2022
b
251,621
252,000 3.499%,  5/17/2022
b
256,756
237,000 3.004%,  12/20/2023
b
245,338
373,000 3.550%,  3/5/2024
b
392,267
293,000 5.125%,  6/20/2024
b,j
287,872
585,000 3.864%,  7/23/2024
b
624,118
285,000 4.200%,  8/26/2024 308,186
405,000 6.250%,  9/5/2024
b,j
422,091
124,000 3.458%,  3/15/2025
b
130,972
Bank of Montreal
378,000 3.300%,  2/5/2024 398,748
Bank of New York Mellon Corporation
234,000 2.600%,  2/7/2022 240,560
140,000 1.600%,  4/24/2025 142,060
Bank of Nova Scotia
174,000 2.700%,  3/7/2022 179,073
247,000 2.375%,  1/18/2023 253,941
133,000 1.950%,  2/1/2023 134,597
96,000 1.625%,  5/1/2023 95,988
Barclays plc
225,000 4.610%,  2/15/2023
b
233,875
381,000 7.750%,  9/15/2023
b,j
367,665
299,000 4.338%,  5/16/2024
b
314,279
200,000 2.852%,  5/7/2026
b,c,e
198,764
BB&T Corporation
245,000 2.150%,  2/1/2021 246,893
127,000 2.500%,  8/1/2024 130,905
BNP Paribas SA
523,000 7.625%,  3/30/2021
b,g,j
532,152
149,000 2.819%,  11/19/2025
b,g
150,123

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
BPCE SA
$ 126,000 3.000%,  5/22/2022
g
$ 127,770
133,000 2.375%,  1/14/2025
g
132,338
Camden Property Trust
126,000 4.875%,  6/15/2023 133,346
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 134,000
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 191,826
199,000 2.280%,  1/28/2026
b
192,194
Capital One Financial Corporation
354,000 3.050%,  3/9/2022 359,444
Cascades USA, Inc.
380,000 5.125%,  1/15/2026
g
380,000
Central Fidelity Capital Trust I
310,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
271,970
Charles Schwab Corporation
150,000 5.375%,  6/1/2025
b,j
155,625
CIT Group, Inc.
565,000 4.750%,  2/16/2024 539,575
Citigroup, Inc.
363,000 2.350%,  8/2/2021 366,359
116,000 2.750%,  4/25/2022 118,772
125,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
122,923
491,000 2.312%,  11/4/2022
b
494,898
244,000 3.142%,  1/24/2023
b
249,899
276,000 5.000%,  9/12/2024
b,j
250,968
444,000 4.700%,  1/30/2025
b,j
386,280
373,000 3.352%,  4/24/2025
b
391,550
138,000 5.950%,  5/15/2025
b,j
139,050
Citizens Bank NA
250,000 2.200%,  5/26/2020 250,107
CNA Financial Corporation
128,000 5.750%,  8/15/2021 134,226
145,000 3.950%,  5/15/2024 153,282
Compass Bank
250,000 3.500%,  6/11/2021 252,106
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 239,465
Credit Agricole SA
116,000 3.375%,  1/10/2022
g
118,392
213,600 8.125%,  12/23/2025
b,g,j
237,096
Credit Suisse AG
250,000 2.800%,  4/8/2022
i
256,070
Credit Suisse Group AG
207,000 7.500%,  12/11/2023
b,g,j
218,644
122,000 2.593%,  9/11/2025
b,g
121,692
300,000 6.375%,  8/21/2026
b,g,j
295,500
Credit Suisse Group Funding
(Guernsey), Ltd.
350,000 3.800%,  9/15/2022 364,237
Danske Bank AS
200,000 5.000%,  1/12/2022
g
206,760
Deutsche Bank AG
125,000 2.700%,  7/13/2020 124,865
348,000 4.250%,  10/14/2021 350,275
200,000 6.000%,  10/30/2025
b,j
145,000
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
Deutsche Bank AG of New York
$ 123,000 3.950%,  2/27/2023 $ 122,583
Digital Realty Trust, LP
185,000 2.750%,  2/1/2023 188,591
Discover Bank
126,000 4.200%,  8/8/2023 131,274
183,000 2.450%,  9/12/2024 179,009
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 196,524
Fifth Third Bancorp
175,000 2.600%,  6/15/2022 178,204
124,000 3.650%,  1/25/2024 131,106
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
302,599
FNB Corporation
268,000 2.200%,  2/24/2023 265,457
General Electric Capital Corporation
247,000 3.100%,  1/9/2023 252,254
Goldman Sachs Group, Inc.
409,000 5.375%,  6/1/2020
b,j
379,859
234,000 5.250%,  7/27/2021 244,380
175,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b,i
174,734
234,000 3.000%,  4/26/2022 237,035
187,000 2.876%,  10/31/2022
b
189,923
120,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
118,038
248,000 3.625%,  2/20/2024 262,569
295,000 5.500%,  8/10/2024
b,i,j
299,794
141,000 3.500%,  4/1/2025 149,970
185,000 3.272%,  9/29/2025
b
193,621
Hartford Financial Services Group,
Inc.
116,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
b,g
90,480
HCP, Inc.
132,000 4.250%,  11/15/2023 137,176
Hospitality Properties Trust
150,000 4.250%,  2/15/2021 143,698
HSBC Holdings plc
348,000 3.400%,  3/8/2021 354,386
234,000 6.875%,  6/1/2021
b,j
234,585
286,000 6.375%,  9/17/2024
b,j
278,493
225,000 3.803%,  3/11/2025
b
239,430
204,000 6.375%,  3/30/2025
b,j
202,596
148,000 2.633%,  11/7/2025
b
150,831
136,000 6.500%,  3/23/2028
b,j
134,928
Huntington Bancshares, Inc.
200,000 3.150%,  3/14/2021 202,989
Icahn Enterprises, LP
235,000 6.750%,  2/1/2024 235,263
565,000 6.375%,  12/15/2025 562,175
ILFC E-Capital Trust II
207,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,g
102,983
ING Groep NV
225,000 4.100%,  10/2/2023 240,720
International Lease Finance
Corporation
234,000 5.875%,  8/15/2022 228,768
Iron Mountain, Inc.
360,079 6.000%,  8/15/2023 363,680

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
$ 425,000 4.875%,  9/15/2027
g
$ 414,375
J.P. Morgan Chase & Company
175,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
174,961
300,000 2.776%,  4/25/2023
b
307,180
305,000 3.375%,  5/1/2023 319,441
195,000 5.150%,  5/1/2023
b,j
192,075
231,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
230,711
576,000 5.000%,  8/1/2024
b,j
535,680
259,000 3.875%,  9/10/2024 278,533
560,000 4.023%,  12/5/2024
b
605,203
444,000 4.600%,  2/1/2025
b,j
398,268
145,000 2.083%,  4/22/2026
b
146,954
KeyBank NA
335,000 1.250%,  3/10/2023 335,419
Liberty Mutual Group, Inc.
54,000 5.000%,  6/1/2021
g
55,682
Lincoln National Corporation
135,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
91,800
Lloyds Banking Group plc
247,000 3.000%,  1/11/2022 250,938
183,000 2.858%,  3/17/2023
b
184,824
225,000 3.900%,  3/12/2024 236,576
270,000 6.657%,  5/21/2037
b,g,j
297,000
Macquarie Bank, Ltd.
307,000 6.125%,  3/28/2027
b,g,j
296,255
Mitsubishi UFJ Financial Group, Inc.
117,000 2.998%,  2/22/2022 119,751
187,000 2.623%,  7/18/2022 190,645
250,000 3.455%,  3/2/2023 260,463
124,000 3.407%,  3/7/2024 130,541
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
b
190,199
200,000 2.226%,  5/25/2026
b
199,922
Morgan Stanley
234,000 2.800%,  6/16/2020 234,426
232,000 5.500%,  7/28/2021 243,296
116,000 2.750%,  5/19/2022
i
118,921
150,000 4.875%,  11/1/2022 160,289
250,000 3.125%,  1/23/2023 259,972
247,000 4.100%,  5/22/2023 260,789
124,000 2.720%,  7/22/2025
b
127,684
294,000 2.188%,  4/28/2026
b
297,200
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 373,700
380,000 4.625%,  8/1/2029 377,864
National Australia Bank, Ltd.
199,000 1.875%,  12/13/2022 201,871
National Bank of Canada
199,000 2.100%,  2/1/2023 201,173
National Securities Clearing
Corporation
139,000 1.200%,  4/23/2023
g
139,037
Nippon Life Insurance Company
222,000 3.400%,  1/23/2050
b,g
224,220
Nomura Holdings, Inc.
159,000 2.648%,  1/16/2025 160,646
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,j
201,250
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
Outfront Media Cap, LLC
$ 700,000 4.625%,  3/15/2030
g
$ 638,750
Park Aerospace Holdings, Ltd.
62,000 4.500%,  3/15/2023
g
54,833
PNC Bank NA
234,000 2.450%,  11/5/2020 235,570
PNC Financial Services Group, Inc.
126,000 3.500%,  1/23/2024 134,764
Quicken Loans, Inc.
830,000 5.750%,  5/1/2025
g
813,400
Regions Financial Corporation
126,000 3.800%,  8/14/2023 132,999
Reinsurance Group of America, Inc.
175,000 4.700%,  9/15/2023 184,352
Royal Bank of Canada
145,000 1.600%,  4/17/2023
i
145,609
124,000 2.250%,  11/1/2024 126,612
Royal Bank of Scotland Group plc
360,000 8.625%,  8/15/2021
b,j
367,200
126,000 6.125%,  12/15/2022 135,016
126,000 6.100%,  6/10/2023 136,419
230,000 4.269%,  3/22/2025
b
245,152
99,000 3.754%,  11/1/2029
b
98,664
Santander UK Group Holdings plc
253,000 2.875%,  8/5/2021 256,047
Santander UK plc
199,000 2.100%,  1/13/2023 200,741
Simon Property Group, LP
225,000 2.500%,  7/15/2021 224,482
127,000 2.000%,  9/13/2024 120,370
Societe Generale SA
148,000 2.625%,  10/16/2024
g
147,584
450,000 8.000%,  9/29/2025
b,g,j
456,750
Springleaf Finance Corporation
80,000 6.875%,  3/15/2025 75,656
380,000 7.125%,  3/15/2026 352,203
250,000 6.625%,  1/15/2028 220,625
Standard Chartered plc
187,000 2.744%,  9/10/2022
b,g
187,464
State Street Corporation
141,000 2.825%,  3/30/2023
b,g
144,974
125,000 2.354%,  11/1/2025
b
128,668
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 118,592
496,000 2.778%,  10/18/2022 509,557
148,000 2.448%,  9/27/2024 150,735
SunTrust Banks, Inc.
125,000 2.900%,  3/3/2021 126,644
Synchrony Financial
127,000 2.850%,  7/25/2022 123,297
141,000 4.250%,  8/15/2024 137,771
Synovus Bank
250,000 2.289%,  2/10/2023
b
247,039
Toronto-Dominion Bank
124,000 3.250%,  3/11/2024 131,336
Truist Bank
250,000 1.500%,  3/10/2025 248,806
Truist Financial Corporation
302,000 4.800%,  9/1/2024
b,j
282,328

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Financials (6.6%) - continued
UBS Group Funding Jersey, Ltd.
$ 232,000 3.000%,  4/15/2021
g
$ 234,473
USB Realty Corporation
276,000
2.366%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,j
216,660
Ventas Realty, LP
126,000 3.100%,  1/15/2023 124,607
126,000 3.750%,  5/1/2024 126,210
VICI Properties, LP / VICI Note
Company, Inc.
140,000 4.250%,  12/1/2026
g
130,843
90,000 3.750%,  2/15/2027
g
83,700
140,000 4.625%,  12/1/2029
g
129,325
90,000 4.125%,  8/15/2030
g
81,900
Wachovia Capital Trust II
100,000
1.719%,  (LIBOR 3M + 0.500%),
1/15/2027
b
85,553
Wells Fargo & Company
120,000 2.100%,  7/26/2021 121,130
122,000 2.625%,  7/22/2022 124,933
252,000 4.125%,  8/15/2023 268,593
200,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
199,198
121,000 3.750%,  1/24/2024 128,748
245,000 2.406%,  10/30/2025
b
248,796
224,000 2.188%,  4/30/2026
b
225,152
Westpac Banking Corporation
195,000
2.543%,  (LIBOR 3M +
0.850%), 8/19/2021
b
195,150
133,000 2.000%,  1/13/2023 135,528
133,000 2.894%,  2/4/2030
b
131,017
Total 47,357,787
Mortgage-Backed Securities (16.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
3,914,556 3.500%,  5/1/2034 4,139,668
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,210,207 3.000%,  3/25/2050 7,619,563
3,688,051 3.000%,  4/1/2050 3,897,443
3,269,692 3.500%,  7/1/2047 3,474,459
3,747,405 3.000%,  8/1/2047 3,966,657
Federal National Mortgage
Association
1,601,326 4.500%,  5/1/2048 1,730,766
3,112,233 3.500%,  10/1/2048 3,295,299
4,453,344 3.500%,  2/1/2049 4,702,042
2,126,499 3.500%,  6/1/2049 2,254,077
3,476,404 3.500%,  8/1/2049 3,690,230
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
16,999,000 2.000%,  6/1/2034
e
17,507,642
10,850,000 2.500%,  6/1/2034
e
11,332,741
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,806,000 2.500%,  5/1/2050
e
10,210,880
5,661,854 4.000%,  7/1/2048 6,025,923
12,450,000 3.000%,  5/1/2049
e
13,142,531
2,627,000 3.000%,  6/1/2049
e
2,769,936
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Mortgage-Backed Securities (16.0%) - continued
$ 15,325,000 2.500%,  7/1/2049
e
$ 15,931,766
Total 115,691,623
Technology (1.2%)
Apple, Inc.
240,000 2.400%,  1/13/2023 251,075
441,000 3.450%,  5/6/2024 485,270
Baidu, Inc.
122,000 3.000%,  6/30/2020 122,168
168,000 3.075%,  4/7/2025 171,704
Broadcom Corporation
513,000 2.650%,  1/15/2023 522,949
199,000 3.125%,  1/15/2025 205,424
CommScope Technologies Finance,
LLC
690,000 6.000%,  6/15/2025
g
614,031
Dell International, LLC/ EMC
Corporation
186,000 4.000%,  7/15/2024
g
188,748
71,000 5.850%,  7/15/2025
g
77,404
Diamond 1 Finance Corporation
358,000 5.450%,  6/15/2023
g
378,460
Diamond Sports Group, LLC
210,000 5.375%,  8/15/2026
g
159,600
430,000 6.625%,  8/15/2027
g
235,425
Fiserv, Inc.
237,000 2.750%,  7/1/2024 249,260
Global Payments, Inc.
64,000 2.650%,  2/15/2025 65,794
Harland Clarke Holdings Corporation
360,000 8.375%,  8/15/2022
g
257,724
Hewlett Packard Enterprise Company
283,000 3.600%,  10/15/2020 284,786
127,000 2.250%,  4/1/2023 128,842
109,000 4.450%,  10/2/2023 114,748
Intel Corporation
120,000 1.700%,  5/19/2021 121,026
160,000 3.100%,  7/29/2022 168,419
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 130,375
Micron Technology, Inc.
212,000 2.497%,  4/24/2023 215,765
Microsoft Corporation
234,000 2.400%,  2/6/2022 241,245
NCR Corporation
710,000 6.125%,  9/1/2029
g
704,675
NXP BV/NXP Funding, LLC
189,000 4.875%,  3/1/2024
g
205,099
Open Text Corporation
510,000 4.125%,  2/15/2030
g
496,077
Oracle Corporation
170,000 2.500%,  5/15/2022 174,970
212,000 2.500%,  4/1/2025 223,485
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
188,719
Plantronics, Inc.
460,000 5.500%,  5/31/2023
g
364,458
PTC, Inc.
140,000 3.625%,  2/15/2025
g
137,830
120,000 4.000%,  2/15/2028
g
117,600

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Technology (1.2%) - continued
Seagate HDD Cayman
$ 136,000 4.250%,  3/1/2022 $ 139,132
SS&C Technologies, Inc.
540,000 5.500%,  9/30/2027
g
553,500
Texas Instruments, Inc.
210,000 1.375%,  3/12/2025 212,030
Total 8,907,817
Transportation (0.5%)
AerCap Holdings NV
213,000 5.875%,  10/10/2079
b
142,177
Air Canada Pass Through Trust
43,068 3.875%,  3/15/2023
g
36,619
Air Lease Corporation
133,000 2.300%,  2/1/2025 116,148
CSX Corporation
126,000 3.700%,  11/1/2023 135,108
Delta Air Lines, Inc.
124,000 2.900%,  10/28/2024 97,331
400,000 7.000%,  5/1/2025
g
409,959
Hertz Corporation
390,000 5.500%,  10/15/2024
g
78,000
300,000 6.000%,  1/15/2028
g
54,000
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 164,655
NCL Corporation, Ltd.
720,000 3.625%,  12/15/2024
g
462,600
Penske Truck Leasing Company, LP
124,000 3.375%,  2/1/2022
g
125,932
Ryder System, Inc.
236,000 3.500%,  6/1/2021 236,634
Southwest Airlines Company
215,000 5.250%,  5/4/2025 214,164
Union Pacific Corporation
189,000 3.750%,  7/15/2025 209,915
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 142,090
United Continental Holdings, Inc.
200,000 4.875%,  1/15/2025 146,000
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
232,875
375,000 6.750%,  8/15/2024
g
386,100
Total 3,390,307
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
280,000 1.500%,  8/15/2020 281,137
340,000 1.375%,  9/30/2020 341,780
Total 622,917
Utilities (1.1%)
Alabama Power Company
117,000 2.450%,  3/30/2022 120,106
Ameren Corporation
160,000 2.700%,  11/15/2020 161,243
125,000 2.500%,  9/15/2024 129,351
Berkshire Hathaway Energy Company
135,000 4.050%,  4/15/2025
g
151,807
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Utilities (1.1%) - continued
Calpine Corporation
$ 410,000 4.500%,  2/15/2028
g
$ 397,536
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 123,317
127,000 2.500%,  9/1/2024 130,872
Dominion Energy, Inc.
126,000 2.715%,  8/15/2021 127,122
126,000 3.071%,  8/15/2024 132,386
205,000 4.650%,  12/15/2024
b,j
199,363
DTE Energy Company
179,000 3.300%,  6/15/2022 184,404
187,000 2.529%,  10/1/2024 190,300
Duke Energy Corporation
250,000 2.400%,  8/15/2022 256,473
207,000 4.875%,  9/16/2024
b,j
204,930
Edison International
368,000 2.950%,  3/15/2023 368,054
62,000 3.550%,  11/15/2024 63,810
137,000 4.950%,  4/15/2025 148,647
Evergy, Inc.
127,000 2.450%,  9/15/2024 131,511
Eversource Energy
127,000 2.500%,  3/15/2021 128,042
FirstEnergy Corporation
184,000 2.850%,  7/15/2022 187,720
135,000 2.050%,  3/1/2025 135,175
Florida Power & Light Company
140,000 2.850%,  4/1/2025 151,636
Georgia Power Company
133,000 2.100%,  7/30/2023 137,175
127,000 2.200%,  9/15/2024 130,697
NextEra Energy Capital Holdings, Inc.
138,000 2.750%,  5/1/2025 146,858
NextEra Energy Operating Partners,
LP
710,000 3.875%,  10/15/2026
g
701,764
NiSource, Inc.
177,000 3.650%,  6/15/2023 189,475
310,000 5.650%,  6/15/2023
b,j
285,200
Pinnacle West Capital Corporation
120,000 2.250%,  11/30/2020 120,161
PPL Capital Funding, Inc.
252,000 3.950%,  3/15/2024 266,205
PSEG Power, LLC
143,000 3.000%,  6/15/2021 144,978
Public Service Enterprise Group, Inc.
126,000 2.875%,  6/15/2024 131,480
Sempra Energy
246,000 3.550%,  6/15/2024 259,293
Southern Company
116,000 2.350%,  7/1/2021 117,363
TerraForm Power Operating, LLC
325,000 5.000%,  1/31/2028
g
340,938
TransCanada Trust
547,000 5.875%,  8/15/2076
b
517,787

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Principal
Amount Long-Term Fixed Income ( 52 .7% ) Value
Utilities (1.1%) - continued
Vistra Operations Company, LLC
$ 580,000 5.000%,  7/31/2027
g
$ 591,542
Total 7,904,721
Total Long-Term Fixed Income
(cost $394,863,257) 381,108,204
Shares
Registered Investment Companies
( 20 .1% ) Value
Unaffiliated  (5.6%)
34,500 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 365,010
47,958 BlackRock Resources &
Commodities Strategy Trust 268,085
1,018,625 Invesco Senior Loan ETF 21,370,753
13,700 Invesco Variable Rate Preferred ETF 319,484
125,200 iShares S&P U.S. Preferred Stock
Index Fund 4,338,180
40,298 SPDR Bloomberg Barclays High Yield
Bond ETF 3,990,711
95,073 Templeton Global Income Fund 514,345
111,245 Vanguard Short-Term Corporate
Bond ETF 9,019,745
124,055 Western Asset High Income
Opportunity Fund, Inc. 547,082
Total 40,733,395
Affiliated  (14.5%)
11,607,078 Thrivent Core Emerging Markets
Debt Fund 104,579,769
Total 104,579,769
Total Registered Investment
Companies (cost $154,814,385) 145,313,164
Shares Preferred Stock ( 0 .8% ) Value
Communications Services (<0.1%)
7,400 AT&T, Inc., 4.750%
j
170,274
Total 170,274
Consumer Staples (0.1%)
17,520 CHS, Inc., 7.100%
b,j
460,776
Total 460,776
Energy (0.1%)
58,690 Crestwood Equity Partners, LP,
9.250%
j
404,961
2,800 Energy Transfer Operating, LP,
7.600%
b,j
59,220
5,255 Nustar Logistics, LP, 7.953%
b
100,265
Total 564,446
Financials (0.6%)
4,025 Aegon Funding Corporation II,
5.100% 96,640
7,320 Agribank FCB, 6.875%
b,j
732,000
8,200 Allstate Corporation, 5.100%
j
209,920
7,500 Bank of America Corporation,
5.000%
j
187,800
8,275 Capital One Financial Corporation,
5.000%
i,j
191,980
Shares Preferred Stock ( 0 .8% ) Value
Financials (0.6%) - continued
5,700 Cobank ACB, 6.250%
b,j
$ 575,700
8,875 Equitable Holdings, Inc., 5.250%
j
214,065
265 First Horizon Bank, 3.750%
b,g,j
180,200
14,700 GMAC Capital Trust I, 7.477%
b
331,485
6,500 Hartford Financial Services Group,
Inc., 7.875%
b
173,810
5,500 J.P. Morgan Chase & Company,
4.750%
j
138,600
13,100 Morgan Stanley, 7.125%
b,j
356,320
7,000 Regions Financial Corporation,
5.700%
b,j
185,570
1,400 Synovus Financial Corporation,
5.875%
b,j
30,142
709 Wells Fargo & Company, Convertible,
7.500%
j
991,778
Total 4,596,010
Total Preferred Stock
(cost $5,948,886) 5,791,506
Shares
Collateral Held for Securities Loaned
( 0 .5% ) Value
3,412,818 Thrivent Cash Management Trust 3,412,818
Total Collateral Held for Securities
Loaned
(cost $3,412,819) 3,412,818
Shares Common Stock ( <0.1% ) Value
Energy (<0.1%)
19,099 Contura Energy, Inc.
m
72,958
73,317 Pacific Drilling SA
i,m
46,982
Total 119,940
Materials (<0.1%)
23,820 Verso Corporation
m
330,860
Total 330,860
Total Common Stock
(cost $2,233,304) 450,800
Shares or
Principal
Amount Short-Term Investments ( 12 .4% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.200%, 7/13/2020
n,o
799,806
Thrivent Core Short-Term Reserve
Fund
8,850,382 1.450% 88,503,821
U.S. Treasury Bills
100,000 0.098%, 6/23/2020
n,p
99,985
400,000 0.101%, 7/30/2020
n,p
399,896
Total Short-Term Investments (cost
$89,760,181) 89,803,508
Total Investments (cost
$854,889,646) 111.8% $ 808,585,632
Other Assets and Liabilities, Net
(11.8%) (85,355,212)
Total Net Assets 100.0% $ 723,230,420

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $130,875,185 or 18.1% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30,
2020.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 3,007,776
Common Stock 225,560
Total lending $3,233,336
Gross amount payable upon return of
collateral for securities loaned $3,412,818
Net amounts due to counterparty $179,482
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate